UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-21265

                              Invesco Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                          Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                               Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:800-983-0903

Date of fiscal year end:   April 30

Date of reporting period:   October 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders

October 31, 2018

DWAQ	Invesco DWA NASDAQ Momentum ETF
PWC	Invesco Dynamic Market ETF
PRF	Invesco FTSE RAFI US 1000 ETF
PRFZ	Invesco FTSE RAFI US 1500 Small-Mid ETF

2

Invesco DWA NASDAQ Momentum ETF (DWAQ)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Health Care	46.5
Information Technology	21.3
Consumer Discretionary	12.4
Industrials	7.2
Financials	5.4
Communication Services	4.1
Real Estate	1.7
Consumer Staples	1.4
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Communication Services—4.1%
3,810	Activision Blizzard, Inc.	$263,080
1,456	IAC/InterActiveCorp.(b)	286,235
6,080	Match Group, Inc.(b)	314,458
75,702	Sirius XM Holdings, Inc.	455,726
5,434	Take-Two Interactive Software, Inc.(b)	700,280

		2,019,779

	Consumer Discretionary—12.4%
599	Amazon.com, Inc.(b)	957,208
9,325	Conn’s, Inc.(b)	259,048
19,511	Eldorado Resorts, Inc.(b)	712,152
9,299	Etsy, Inc.(b)	395,393
2,442	Five Below, Inc.(b)	277,948
4,519	Fox Factory Holding Corp.(b)	242,806
2,908	Grand Canyon Education, Inc.(b)	362,628
3,319	Johnson Outdoors, Inc., Class A	249,954
5,697	Malibu Boats, Inc., Class A(b)	229,019
4,208	Ollie’s Bargain Outlet Holdings, Inc.(b)	390,923
1,416	O’Reilly Automotive, Inc.(b)	454,182
1,742	Pool Corp.	253,897
6,894	Ross Stores, Inc.	682,506
15,525	Ruth’s Hospitality Group, Inc.	419,641
4,295	Texas Roadhouse, Inc.	259,676

		6,146,981

	Consumer Staples—1.4%
10,565	Freshpet, Inc.(b)	402,527
3,223	National Beverage Corp.(b)	297,966

		700,493

	Financials—5.4%
13,828	Blucora, Inc.(b)	399,906
8,379	Carolina Financial Corp.	277,261
2,718	Credit Acceptance Corp.(b)	1,153,574

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
6,203	Health Insurance Innovations, Inc., Class A(b)	$303,327
14,111	NMI Holdings, Inc., Class A(b)	298,306
2,539	World Acceptance Corp.(b)	257,683

		2,690,057

	Health Care—46.5%
3,726	ABIOMED, Inc.(b)	1,271,311
2,609	Align Technology, Inc.(b)	577,111
4,958	Amedisys, Inc.(b)	545,380
4,729	AnaptysBio, Inc.(b)	353,351
69,685	Arrowhead Pharmaceuticals, Inc.(b)	886,393
10,195	BioTelemetry, Inc.(b)	592,329
4,506	Blueprint Medicines Corp.(b)	273,830
64,083	CareDx, Inc.(b)	1,673,207
41,664	Cerus Corp.(b)	279,149
20,958	Codexis, Inc.(b)	326,316
31,736	Dicerna Pharmaceuticals, Inc.(b)	417,646
76,843	Endocyte, Inc.(b)	1,817,337
14,396	Exact Sciences Corp.(b)	1,022,836
5,179	G1 Therapeutics, Inc.(b)	207,212
2,222	ICON PLC(b)	306,814
3,342	IDEXX Laboratories, Inc.(b)	708,905
4,844	Inogen, Inc.(b)	918,277
1,304	Ligand Pharmaceuticals, Inc.(b)	214,912
2,783	Masimo Corp.(b)	321,715
5,147	Merit Medical Systems, Inc.(b)	293,997
26,591	Mirati Therapeutics, Inc.(b)	993,706
6,809	MyoKardia, Inc.(b)	360,468
5,899	Nektar Therapeutics, Class A(b)	228,173
3,365	Neogen Corp.(b)	204,323
14,069	Novocure Ltd.(b)	466,247
3,178	PRA Health Sciences, Inc.(b)	307,853
18,977	PTC Therapeutics, Inc.(b)	730,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco DWA NASDAQ Momentum ETF (DWAQ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Health Care (continued)
4,419	Quidel Corp.(b)	$284,407
46,048	R1 RCM, Inc.(b)	390,026
4,349	Reata Pharmaceuticals, Inc., Class A(b)	256,286
24,946	Rocket Pharmaceuticals, Inc.(b)	395,145
2,957	Sarepta Therapeutics, Inc.(b)	395,528
15,387	Solid Biosciences, Inc.(b)	492,384
14,192	STAAR Surgical Co.(b)	569,241
6,999	Tabula Rasa HealthCare, Inc.(b)	517,086
6,306	Tactile Systems Technology, Inc.(b)	412,917
36,605	Tandem Diabetes Care, Inc.(b)	1,376,714
20,210	uniQure N.V. (Netherlands)(b)	520,003
80,855	Viking Therapeutics, Inc.(b)	1,099,628

		23,009,157

	Industrials—7.2%
19,016	Casella Waste Systems, Inc., Class A(b)	619,161
4,244	Chart Industries, Inc.(b)	288,804
844	CoStar Group, Inc.(b)	305,039
21,531	Kratos Defense & Security Solutions, Inc.(b)	269,783
5,995	Mercury Systems, Inc.(b)	280,926
9,233	NV5 Global, Inc.(b)	720,820
2,392	Old Dominion Freight Line, Inc.	311,965
8,528	SkyWest, Inc.	488,569
23,702	Star Bulk Carriers Corp. (Greece)(b)	287,979

		3,573,046

	Information Technology—21.3%
1,312	Adobe, Inc.(b)	322,437
9,783	Advanced Micro Devices, Inc.(b)	178,148
5,544	Alarm.com Holdings, Inc.(b)	246,597
4,859	AppFolio, Inc., Class A(b)	277,449
7,924	Apple, Inc.	1,734,247
9,808	Control4 Corp.(b)	273,839
4,828	Ebix, Inc.	276,693
10,802	ePlus, Inc.(b)	916,874
20,085	Five9, Inc.(b)	790,546
4,329	Intuit, Inc.	913,419
13,670	LivePerson, Inc.(b)	308,942
3,757	MongoDB, Inc., Class A(b)	306,196
3,302	Monolithic Power Systems, Inc.	390,032
5,528	Novanta, Inc.(b)	321,785
4,075	NVIDIA Corp.	859,132
3,433	Qualys, Inc.(b)	244,567
3,159	Trade Desk, Inc. (The), Class A(b)	390,294
2,018	Ultimate Software Group, Inc. (The)(b)	538,059
2,539	Universal Display Corp.	312,322
10,551	Upland Software, Inc.(b)	332,779
4,321	Varonis Systems, Inc.(b)	263,883
3,519	Wix.com Ltd. (Israel)(b)	342,575

		10,540,815

	Real Estate—1.7%
35,177	eXp World Holdings, Inc.(b)	365,841
6,148	RMR Group, Inc. (The), Class A	466,510

		832,351

	Total Common Stocks (Cost $51,425,017)	49,512,679

Number of Shares		Value
	Money Market Fund—0.3%
126,907	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $126,907)	$126,907

	Total Investments in Securities (Cost $51,551,924)—100.3%	49,639,586
	Other assets less liabilities—(0.3)%	(151,030)

	Net Assets—100.0%	$49,488,556

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dynamic Market ETF (PWC)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Information Technology	26.1
Financials	14.6
Health Care	13.7
Consumer Discretionary	11.2
Industrials	9.3
Consumer Staples	7.5
Energy	6.5
Communication Services	5.2
Utilities	3.0
Materials	2.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—5.2%
36,103	AT&T, Inc.	$1,107,640
52,621	Liberty Broadband Corp., Class A(b)	4,356,492
28,856	Manchester United PLC (United Kingdom)	604,245
53,781	Sprint Corp.(b)	329,140
10,862	Telephone & Data Systems, Inc.	334,875
7,621	United States Cellular Corp.(b)	364,055
21,075	Verizon Communications, Inc.	1,203,172

		8,299,619

	Consumer Discretionary—11.2%
32,183	Abercrombie & Fitch Co., Class A	634,005
54,267	Best Buy Co., Inc.	3,807,373
4,398	Burlington Stores, Inc.(b)	754,213
53,441	GameStop Corp., Class A	780,239
26,554	H&R Block, Inc.	704,743
21,246	Home Depot, Inc. (The)	3,736,746
11,658	Nordstrom, Inc.	766,747
20,944	Penn National Gaming, Inc.(b)	508,520
33,786	Regis Corp.(b)	568,956
4,622	RH(b)	534,812
44,604	Ross Stores, Inc.	4,415,796
5,092	SodaStream International Ltd. (Israel)(b)	730,142

		17,942,292

	Consumer Staples—7.5%
20,098	BJ’s Wholesale Club Holdings, Inc.(b)	445,171
10,570	Herbalife Nutrition Ltd.(b)	562,958
183,199	Keurig Dr Pepper, Inc.	4,763,174
19,392	Kroger Co. (The)	577,106
2,666	Medifast, Inc.	564,339
56,963	Sysco Corp.	4,063,171

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
4,576	USANA Health Sciences, Inc.(b)	$535,483
12,981	Weis Markets, Inc.	599,073

		12,110,475

	Energy—6.5%
25,456	Cactus, Inc., Class A(b)	851,758
135,544	Cosan Ltd., Class A (Brazil)	1,131,792
49,921	Marathon Petroleum Corp.	3,516,934
21,810	Peabody Energy Corp.	773,165
33,745	Renewable Energy Group, Inc.(b)	1,048,795
34,855	Valero Energy Corp.	3,174,942

		10,497,386

	Financials—14.6%
63,755	Aflac, Inc.	2,745,928
17,169	American Equity Investment Life Holding Co.	536,016
5,718	American Financial Group, Inc.	571,972
12,787	Athene Holding Ltd., Class A(b)	584,622
12,245	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	493,351
29,876	Capital One Financial Corp.	2,667,927
18,911	Enova International, Inc.(b)	447,245
73,119	First BanCorp/Puerto Rico(b)	674,888
136,942	Genworth Financial, Inc., Class A(b)	586,112
64,252	MetLife, Inc.	2,646,540
10,955	Moelis & Co., Class A	442,144
12,645	Popular, Inc.	657,666
44,146	Progressive Corp. (The)	3,076,976
30,125	Prudential Financial, Inc.	2,825,122
93,807	Synchrony Financial	2,709,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dynamic Market ETF (PWC) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
14,507	Universal Insurance Holdings, Inc.	$609,004
12,642	Voya Financial, Inc.	553,214
31,565	Waddell & Reed Financial, Inc., Class A	601,945

		23,429,818

	Health Care—13.7%
23,292	Acorda Therapeutics, Inc.(b)	445,110
22,353	Allergan PLC	3,531,997
28,177	Bausch Health Cos., Inc.(b)	644,690
8,244	Encompass Health Corp.	554,821
17,228	Ensign Group, Inc. (The)	638,125
6,078	Haemonetics Corp.(b)	634,969
12,838	Humana, Inc.	4,113,424
2,190	ICU Medical, Inc.(b)	557,859
45,924	Innoviva, Inc.(b)	641,099
15,093	Premier, Inc., Class A(b)	679,185
37,962	ResMed, Inc.	4,020,935
8,750	SurModics, Inc.(b)	555,012
20,486	Tenet Healthcare Corp.(b)	527,105
5,431	US Physical Therapy, Inc.	583,941
14,212	WellCare Health Plans, Inc.(b)	3,922,370

		22,050,642

	Industrials—9.3%
14,257	ArcBest Corp.	529,220
18,344	Continental Building Products, Inc.(b)	510,147
9,056	FTI Consulting, Inc.(b)	625,860
15,102	HD Supply Holdings, Inc.(b)	567,382
5,795	Insperity, Inc.	636,581
16,320	Kforce, Inc.	502,982
28,367	PGT Innovations, Inc.(b)	574,715
61,702	Textron, Inc.	3,309,078
49,244	United Continental Holdings, Inc.(b)	4,210,855
12,077	W.W. Grainger, Inc.	3,429,506

		14,896,326

	Information Technology—26.1%
24,464	Adobe, Inc.(b)	6,012,273
11,098	Aspen Technology, Inc.(b)	942,109
9,430	Broadridge Financial Solutions, Inc.	1,102,744
11,125	Citrix Systems, Inc.(b)	1,139,979
6,724	F5 Networks, Inc.(b)	1,178,583
15,289	Fortinet, Inc.(b)	1,256,450
15,818	GoDaddy, Inc., Class A(b)	1,157,403
29,813	Intuit, Inc.	6,290,543
30,486	Mastercard, Inc., Class A	6,026,168
15,551	Mellanox Technologies Ltd. (Israel)(b)	1,317,014
51,106	Motorola Solutions, Inc.	6,263,551
75,075	NetApp, Inc.	5,892,637
32,358	PC Connection, Inc.	1,072,344
45,839	Radware Ltd. (Israel)(b)	1,063,923
68,635	Unisys Corp.(b)	1,263,570

		41,979,291

	Materials—2.9%
261,473	Freeport-McMoRan, Inc.	3,046,160
38,025	Resolute Forest Products, Inc.(b)	428,542

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
17,972	United States Steel Corp.	$476,797
22,124	Warrior Met Coal, Inc.	619,472

		4,570,971

	Utilities—3.0%
51,865	AES Corp. (The)	756,192
76,566	Exelon Corp.	3,354,356
14,895	NextEra Energy Partners LP	678,169

		4,788,717

	Total Common Stocks & Other Equity Interests (Cost $164,739,290)	160,565,537

	Money Market Fund—0.1%
181,376	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $181,376)	181,376

	Total Investments in Securities (Cost $164,920,666)—100.1%	160,746,913
	Other assets less liabilities—(0.1)%	(155,717)

	Net Assets—100.0%	$160,591,196

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco FTSE RAFI US 1000 ETF (PRF)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Financials	17.5
Information Technology	13.0
Health Care	12.9
Energy	10.6
Industrials	9.2
Consumer Discretionary	8.6
Consumer Staples	8.6
Communication Services	8.0
Utilities	5.4
Real Estate	3.5
Materials	2.7
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—8.0%
54,582	Activision Blizzard, Inc.	$3,768,887
23,499	Alphabet, Inc., Class A(b)	25,627,539
23,636	Alphabet, Inc., Class C(b)	25,450,536
13,223	AMC Networks, Inc., Class A(b)	774,603
2,960,958	AT&T, Inc.	90,842,191
27,524	Cars.com, Inc.(b)	718,652
79,882	CBS Corp., Class B	4,581,233
644,477	CenturyLink, Inc.	13,302,005
25,954	Charter Communications, Inc., Class A(b)	8,314,883
29,956	Cinemark Holdings, Inc.	1,245,271
1,002,021	Comcast Corp., Class A	38,217,081
43,727	Discovery, Inc., Class A(b)	1,416,317
73,177	Discovery, Inc., Class C(b)	2,144,818
45,043	DISH Network Corp., Class A(b)	1,384,622
17,313	Electronic Arts, Inc.(b)	1,575,137
94,588	Facebook, Inc., Class A(b)	14,357,512
391,070	Frontier Communications Corp.(c)	1,881,047
69,976	Gannett Co., Inc.	678,767
6,536	IAC/InterActiveCorp.(b)	1,284,912
91,530	Interpublic Group of Cos., Inc. (The)	2,119,835
2,792	Liberty Broadband Corp., Class A(b)	231,150
11,446	Liberty Broadband Corp., Class C(b)	949,217
87,161	Liberty Global PLC, Series A (United Kingdom)(b)	2,233,936
232,349	Liberty Global PLC, Series C (United Kingdom)(b)	5,818,019

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Communication Services (continued)
28,352	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	$1,169,236
57,266	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	2,363,368
23,173	Live Nation Entertainment, Inc.(b)	1,211,948
5,836	Netflix, Inc.(b)	1,761,188
113,593	News Corp., Class A	1,498,292
36,472	News Corp., Class B	486,536
64,377	Omnicom Group, Inc.	4,784,499
18,934	Sinclair Broadcast Group, Inc., Class A	542,270
420,445	Sprint Corp.(b)	2,573,123
6,197	Take-Two Interactive Software, Inc.(b)	798,607
81,402	TEGNA, Inc.	939,379
71,154	Telephone & Data Systems, Inc.	2,193,678
76,194	T-Mobile US, Inc.(b)	5,223,099
35,334	Tribune Media Co., Class A	1,343,045
169,648	Twenty-First Century Fox, Inc., Class A	7,722,377
69,431	Twenty-First Century Fox, Inc., Class B	3,136,893
32,780	Twitter, Inc.(b)	1,139,105
1,452,806	Verizon Communications, Inc.	82,940,695
179,751	Viacom, Inc., Class B	5,748,437
265,725	Walt Disney Co. (The)	30,513,202

		407,007,147

	Consumer Discretionary—8.6%
47,692	Abercrombie & Fitch Co., Class A	939,532
70,232	Adient PLC	2,136,457
14,371	Adtalem Global Education, Inc.(b)	727,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco FTSE RAFI US 1000 ETF (PRF) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
18,720	Advance Auto Parts, Inc.	$2,990,707
13,551	Amazon.com, Inc.(b)	21,654,634
59,860	American Axle & Manufacturing Holdings, Inc.(b)	908,076
68,127	American Eagle Outfitters, Inc.	1,571,009
39,568	Aptiv PLC	3,038,822
65,089	Aramark	2,337,997
14,568	Asbury Automotive Group, Inc.(b)	948,377
306,593	Ascena Retail Group, Inc.(b)	1,180,383
20,429	Autoliv, Inc. (Sweden)(c)	1,702,553
47,557	AutoNation, Inc.(b)	1,925,107
4,540	AutoZone, Inc.(b)	3,329,954
120,625	Bed Bath & Beyond, Inc.	1,657,388
88,549	Best Buy Co., Inc.	6,212,598
17,197	Big Lots, Inc.	714,019
36,618	Bloomin’ Brands, Inc.	730,529
3,157	Booking Holdings, Inc.(b)	5,918,049
45,345	BorgWarner, Inc.	1,787,046
24,855	Brinker International, Inc.	1,077,464
17,748	Brunswick Corp.	922,719
8,617	Burlington Stores, Inc.(b)	1,477,729
55,156	CarMax, Inc.(b)	3,745,644
92,050	Carnival Corp.	5,158,482
6,734	Carter’s, Inc.	646,329
69,134	Chico’s FAS, Inc.	530,258
3,963	Chipotle Mexican Grill, Inc.(b)	1,824,288
26,201	Cooper Tire & Rubber Co.	809,349
6,897	Cooper-Standard Holdings, Inc.(b)	639,007
42,170	Core-Mark Holding Co., Inc.	1,619,750
4,310	Cracker Barrel Old Country Store, Inc.(c)	683,911
56,057	D.R. Horton, Inc.	2,015,810
50,504	Dana, Inc.	786,347
25,010	Darden Restaurants, Inc.	2,664,816
27,109	Delphi Technologies PLC	581,217
43,427	Dick’s Sporting Goods, Inc.	1,536,013
11,875	Dillard’s, Inc., Class A(c)	836,238
49,440	Dollar General Corp.	5,506,627
37,669	Dollar Tree, Inc.(b)	3,175,497
3,486	Domino’s Pizza, Inc.	937,002
35,666	DSW, Inc., Class A	946,932
107,076	eBay, Inc.(b)	3,108,416
17,617	Expedia Group, Inc.	2,209,700
93,420	Express, Inc.(b)	823,030
45,876	Extended Stay America, Inc.	746,861
45,672	Foot Locker, Inc.	2,152,978
3,350,629	Ford Motor Co.	31,998,507
69,190	Fossil Group, Inc.(b)	1,502,115
7,413	frontdoor, Inc.(b)	252,413
134,310	GameStop Corp., Class A(c)	1,960,926
89,123	Gap, Inc. (The)	2,433,058
25,893	Garmin Ltd.	1,713,081
11,219	Garrett Motion, Inc. (Switzerland)(b)	170,192
761,883	General Motors Co.	27,877,299
20,322	Genesco, Inc.(b)	869,578
46,340	Gentex Corp.	975,457
42,384	Genuine Parts Co.	4,150,241

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
162,228	GNC Holdings, Inc., Class A(b)(c)	$596,999
141,261	Goodyear Tire & Rubber Co. (The)	2,974,957
1,302	Graham Holdings Co., Class B	756,527
17,936	Group 1 Automotive, Inc.	1,035,625
59,400	H&R Block, Inc.	1,576,476
76,581	Hanesbrands, Inc.	1,314,130
55,579	Harley-Davidson, Inc.	2,124,229
19,097	Hasbro, Inc.	1,751,386
17,845	Hilton Worldwide Holdings, Inc.	1,270,029
146,851	Home Depot, Inc. (The)	25,828,154
9,792	Hyatt Hotels Corp., Class A	677,606
42,803	International Game Technology PLC	793,996
415,732	J.C. Penney Co., Inc.(b)(c)	611,126
87,082	Kohl’s Corp.	6,594,720
108,927	L Brands, Inc.	3,531,413
74,795	Las Vegas Sands Corp.	3,816,789
18,111	Lear Corp.	2,406,952
34,004	Leggett & Platt, Inc.	1,234,685
37,258	Lennar Corp., Class A	1,601,349
17,905	Liberty Expedia Holdings, Inc., Class A(b)	777,435
8,834	Lithia Motors, Inc., Class A	786,933
54,710	LKQ Corp.(b)	1,491,942
152,358	Lowe’s Cos., Inc.	14,507,529
8,258	Lululemon Athletica, Inc.(b)	1,162,148
281,112	Macy’s, Inc.	9,639,331
24,455	Marriott International, Inc., Class A	2,858,545
209,769	Mattel, Inc.(b)(c)	2,848,663
131,781	McDonald’s Corp.	23,312,059
15,599	Meritage Homes Corp.(b)	581,063
108,675	MGM Resorts International	2,899,449
27,514	Michael Kors Holdings Ltd.(b)	1,524,551
33,839	Michaels Cos., Inc. (The)(b)	536,348
10,995	Mohawk Industries, Inc.(b)	1,371,406
30,076	Murphy USA, Inc.(b)	2,425,028
138,493	Newell Brands, Inc.	2,199,269
139,085	NIKE, Inc., Class B	10,436,938
57,851	Nordstrom, Inc.	3,804,860
31,228	Norwegian Cruise Line Holdings Ltd.(b)	1,376,218
401	NVR, Inc.(b)	897,851
532,293	Office Depot, Inc.	1,362,670
10,715	O’Reilly Automotive, Inc.(b)	3,436,836
23,084	Penske Automotive Group, Inc.	1,024,468
12,241	Polaris Industries, Inc.	1,089,204
66,322	PulteGroup, Inc.	1,629,532
15,093	PVH Corp.	1,823,083
127,878	Qurate Retail, Inc.(b)	2,805,643
16,534	Ralph Lauren Corp.	2,142,972
41,618	Ross Stores, Inc.	4,120,182
25,737	Royal Caribbean Cruises Ltd.	2,695,436
61,306	Sally Beauty Holdings, Inc.(b)	1,091,860
46,809	SeaWorld Entertainment, Inc.(b)	1,222,651
30,145	Service Corp. International	1,250,113
14,827	ServiceMaster Global Holdings, Inc.(b)	635,782
33,032	Signet Jewelers Ltd.	1,851,444
11,985	Six Flags Entertainment Corp.	645,512
19,580	Skechers U.S.A., Inc., Class A(b)	559,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco FTSE RAFI US 1000 ETF (PRF) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
36,802	Sonic Automotive, Inc., Class A	$666,852
137,865	Starbucks Corp.	8,033,394
60,619	Tapestry, Inc.	2,564,790
248,144	Target Corp.	20,752,283
42,991	Taylor Morrison Home Corp., Class A(b)	711,071
33,519	Tenneco, Inc., Class A	1,154,059
3,506	Tesla, Inc.(b)	1,182,644
7,867	Thor Industries, Inc.	547,858
18,528	Tiffany & Co.	2,062,166
109,003	TJX Cos., Inc. (The)	11,977,250
33,935	Toll Brothers, Inc.	1,142,252
23,945	Tractor Supply Co.	2,200,306
39,512	TRI Pointe Group, Inc.(b)	470,193
19,901	Tupperware Brands Corp.	698,525
4,870	Ulta Beauty, Inc.(b)	1,336,912
32,475	Under Armour, Inc., Class C(b)	643,979
31,370	Under Armour, Inc., Class A(b)(c)	693,591
24,921	Urban Outfitters, Inc.(b)	983,383
3,090	Vail Resorts, Inc.	776,579
20,429	Veoneer, Inc. (Sweden)(b)	686,006
56,966	VF Corp.	4,721,342
35,216	Vista Outdoor, Inc.(b)	440,200
16,634	Visteon Corp.(b)	1,314,751
27,553	Whirlpool Corp.	3,024,217
28,353	Williams-Sonoma, Inc.(c)	1,683,601
17,005	Wyndham Destinations, Inc.	610,139
17,005	Wyndham Hotels & Resorts, Inc.	838,176
16,469	Wynn Resorts Ltd.	1,656,781
50,987	Yum China Holdings, Inc. (China)	1,839,611
62,668	Yum! Brands, Inc.	5,665,814

		439,876,350

	Consumer Staples—8.6%
370,194	Altria Group, Inc.	24,077,418
346,330	Archer-Daniels-Midland Co.	16,364,092
426,335	Avon Products, Inc. (United Kingdom)(b)	835,617
24,741	Brown-Forman Corp., Class B	1,146,498
109,277	Bunge Ltd.	6,753,319
43,458	Campbell Soup Co.	1,625,764
11,902	Casey’s General Stores, Inc.	1,500,961
34,963	Church & Dwight Co., Inc.	2,075,753
20,623	Clorox Co. (The)	3,061,484
716,359	Coca-Cola Co. (The)	34,299,269
37,720	Coca-Cola European Partners PLC (United Kingdom)	1,715,883
126,138	Colgate-Palmolive Co.	7,511,518
108,720	Conagra Brands, Inc.	3,870,428
12,878	Constellation Brands, Inc., Class A	2,565,684
117,693	Costco Wholesale Corp.	26,908,151
62,668	Darling Ingredients, Inc.(b)	1,294,721
118,626	Dean Foods Co.	947,822
18,730	Edgewell Personal Care Co.(b)	898,665
17,799	Estee Lauder Cos., Inc. (The), Class A	2,446,295
48,698	Flowers Foods, Inc.	940,358
150,414	General Mills, Inc.	6,588,133
24,037	Hain Celestial Group, Inc. (The)(b)	598,041
21,121	Herbalife Nutrition Ltd.(b)	1,124,904

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
22,385	Hershey Co. (The)	$2,398,553
47,595	Hormel Foods Corp.(c)	2,077,046
15,504	Ingredion, Inc.	1,568,695
28,363	JM Smucker Co. (The)	3,072,280
59,591	Kellogg Co.	3,902,019
76,075	Kimberly-Clark Corp.	7,934,622
152,423	Kraft Heinz Co. (The)	8,378,692
596,921	Kroger Co. (The)	17,764,369
12,526	Lamb Weston Holdings, Inc.	979,032
16,132	McCormick & Co., Inc.	2,323,008
42,574	Molson Coors Brewing Co., Class B	2,724,736
339,513	Mondelez International, Inc., Class A	14,252,756
19,834	Monster Beverage Corp.(b)	1,048,227
54,137	Nomad Foods Ltd. (United Kingdom)(b)	1,034,017
12,632	Nu Skin Enterprises, Inc., Class A	887,019
275,225	PepsiCo, Inc.	30,929,785
55,892	Performance Food Group Co.(b)	1,638,753
322,945	Philip Morris International, Inc.	28,441,766
15,444	Post Holdings, Inc.(b)	1,365,558
640,668	Procter & Gamble Co. (The)	56,814,438
2,415,924	Rite Aid Corp.(b)(c)	2,899,109
5,269	Sanderson Farms, Inc.	518,417
30,309	SpartanNash Co.	541,016
27,846	Sprouts Farmers Market, Inc.(b)	748,779
145,189	Sysco Corp.	10,356,331
32,117	TreeHouse Foods, Inc.(b)	1,463,251
69,452	Tyson Foods, Inc., Class A	4,161,564
33,829	United Natural Foods, Inc.(b)	735,104
15,021	Universal Corp.	1,019,325
128,068	US Foods Holding Corp.(b)	3,735,744
275,526	Walgreens Boots Alliance, Inc.	21,978,709
503,195	Walmart, Inc.	50,460,395

		437,303,893

	Energy—10.6%
127,615	Anadarko Petroleum Corp.	6,789,118
93,480	Antero Resources Corp.(b)	1,485,397
152,025	Apache Corp.	5,751,106
14,970	Apergy Corp.(b)	583,680
81,988	Baker Hughes a GE Co.	2,188,260
46,277	Cabot Oil & Gas Corp.	1,121,292
743,835	Chesapeake Energy Corp.(b)	2,610,861
843,589	Chevron Corp.	94,186,712
8,799	Cimarex Energy Co.	699,257
87,322	CNX Resources Corp.(b)	1,366,589
26,725	Concho Resources, Inc.(b)	3,717,180
544,363	ConocoPhillips	38,050,974
86,607	Cosan Ltd., Class A (Brazil)	723,168
35,231	Delek US Holdings, Inc.	1,293,682
102,515	Devon Energy Corp.	3,321,486
84,201	Diamond Offshore Drilling, Inc.(b)	1,193,970
7,244	Diamondback Energy, Inc.(c)	813,936
18,231	Energen Corp.(b)	1,312,085
688,762	Ensco PLC, Class A	4,917,761
68,265	EOG Resources, Inc.	7,191,035
35,218	EQT Corp.	1,196,355
1,759,572	Exxon Mobil Corp.	140,202,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco FTSE RAFI US 1000 ETF (PRF) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
171,426	Halliburton Co.	$5,945,054
38,493	Helmerich & Payne, Inc.	2,397,729
140,664	Hess Corp.	8,074,114
117,740	HollyFrontier Corp.	7,940,386
875,015	Kinder Morgan, Inc.	14,892,755
4,524	KLX Energy Services Holdings, Inc.(b)	130,698
509,873	Marathon Oil Corp.	9,682,488
341,867	Marathon Petroleum Corp.	24,084,530
115,424	McDermott International, Inc.(b)	892,228
120,902	Murphy Oil Corp.	3,851,938
275,819	Nabors Industries Ltd.	1,370,820
194,984	National Oilwell Varco, Inc.	7,175,411
657,433	Noble Corp. PLC(b)	3,300,314
158,078	Noble Energy, Inc.	3,928,238
153,729	Oasis Petroleum, Inc.(b)	1,546,514
242,235	Occidental Petroleum Corp.	16,246,701
71,780	Oceaneering International, Inc.(b)	1,359,513
54,969	ONEOK, Inc.	3,605,966
63,733	Patterson-UTI Energy, Inc.	1,060,517
95,085	PBF Energy, Inc., Class A	3,979,307
16,297	PDC Energy, Inc.(b)	691,808
17,412	Peabody Energy Corp.	617,255
213,142	Phillips 66	21,915,260
17,401	Pioneer Natural Resources Co.	2,562,645
150,041	QEP Resources, Inc.(b)	1,336,865
112,423	Range Resources Corp.	1,781,905
104,621	Rowan Cos. PLC, Class A(b)	1,664,520
371,277	Schlumberger Ltd.	19,050,223
51,954	SM Energy Co.	1,264,560
93,503	Superior Energy Services, Inc.(b)	732,129
55,525	Targa Resources Corp.	2,868,977
710,657	Transocean Ltd.(b)(c)	7,824,334
233,085	Valero Energy Corp.	21,231,713
912,674	Weatherford International PLC(b)	1,232,110
81,684	Whiting Petroleum Corp.(b)	3,046,813
268,899	Williams Cos., Inc. (The)	6,542,313
72,389	World Fuel Services Corp.	2,316,448
102,289	WPX Energy, Inc.(b)	1,640,716

		540,502,416

	Financials—17.5%
9,532	Affiliated Managers Group, Inc.	1,083,407
248,133	Aflac, Inc.	10,687,088
151,598	AGNC Investment Corp. REIT	2,704,508
5,629	Alleghany Corp.	3,381,228
119,192	Allstate Corp. (The)	11,409,058
219,494	Ally Financial, Inc.	5,577,343
46,823	Ambac Financial Group, Inc.(b)	963,617
34,219	American Equity Investment Life Holding Co.	1,068,317
156,188	American Express Co.	16,045,193
19,130	American Financial Group, Inc.	1,913,574
498,754	American International Group, Inc.	20,593,553
32,219	Ameriprise Financial, Inc.	4,099,546
481,602	Annaly Capital Management, Inc. REIT	4,753,412
34,575	Aon PLC	5,399,924
91,097	Arch Capital Group Ltd.(b)	2,584,422

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
32,202	Arthur J. Gallagher & Co.	$2,383,270
30,435	Aspen Insurance Holdings Ltd. (Bermuda)	1,274,618
40,597	Associated Banc-Corp.	941,038
27,942	Assurant, Inc.	2,716,242
52,882	Assured Guaranty Ltd.	2,114,222
29,509	Athene Holding Ltd., Class A(b)	1,349,151
41,814	Axis Capital Holdings Ltd.	2,332,803
2,003,391	Bank of America Corp.	55,093,252
8,179	Bank of Hawaii Corp.	641,561
234,242	Bank of New York Mellon Corp. (The)	11,086,674
14,044	Bank OZK	384,244
24,929	BankUnited, Inc.	825,150
198,233	BB&T Corp.	9,745,134
475,229	Berkshire Hathaway, Inc., Class B(b)	97,555,009
19,495	BlackRock, Inc.	8,020,633
24,853	Blackstone Mortgage Trust, Inc., Class A REIT	838,540
51,089	Brighthouse Financial, Inc.(b)	2,024,657
34,394	Brown & Brown, Inc.	969,223
202,469	Capital One Financial Corp.	18,080,482
96,318	Charles Schwab Corp. (The)	4,453,744
84,735	Chimera Investment Corp. REIT	1,576,071
109,367	Chubb Ltd.	13,661,032
39,823	Cincinnati Financial Corp.	3,131,681
57,864	CIT Group, Inc.	2,741,596
832,267	Citigroup, Inc.	54,480,198
141,167	Citizens Financial Group, Inc.	5,272,587
49,889	CME Group, Inc.	9,141,660
76,453	CNO Financial Group, Inc.	1,444,962
27,601	Comerica, Inc.	2,251,138
17,812	Commerce Bancshares, Inc.	1,132,843
10,434	Cullen/Frost Bankers, Inc.	1,021,697
92,844	Discover Financial Services	6,468,441
41,614	E*TRADE Financial Corp.	2,056,564
20,781	East West Bancorp, Inc.	1,089,756
17,630	Eaton Vance Corp.	794,231
13,231	Everest Re Group Ltd.	2,882,506
64,642	F.N.B. Corp.	764,715
25,923	Federated Investors, Inc., Class B	639,520
53,512	Fidelity National Financial, Inc.	1,789,976
204,114	Fifth Third Bancorp	5,509,037
28,327	First American Financial Corp.	1,255,736
37,571	First Horizon National Corp.	606,396
19,839	First Republic Bank	1,805,151
104,642	Franklin Resources, Inc.	3,191,581
42,968	Fulton Financial Corp.	687,918
618,589	Genworth Financial, Inc., Class A(b)	2,647,561
99,434	Goldman Sachs Group, Inc. (The)	22,409,441
18,989	Hancock Whitney Corp.	796,778
13,217	Hanover Insurance Group, Inc. (The)	1,472,109
158,972	Hartford Financial Services Group, Inc. (The)	7,220,508
211,576	Huntington Bancshares, Inc.	3,031,884
9,093	IBERIABANK Corp.	677,338
63,576	Intercontinental Exchange, Inc.	4,897,895
116,325	Invesco Ltd.(d)	2,525,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco FTSE RAFI US 1000 ETF (PRF) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
55,925	Invesco Mortgage Capital, Inc. REIT(d)	$843,349
56,258	Investors Bancorp, Inc.	628,964
28,740	Janus Henderson Group PLC (United Kingdom)	706,142
123,304	Jefferies Financial Group, Inc.	2,647,337
833,310	JPMorgan Chase & Co.	90,847,456
12,147	Kemper Corp.	913,333
226,140	KeyCorp	4,106,702
31,277	Legg Mason, Inc.	882,637
72,696	Lincoln National Corp.	4,375,572
110,150	Loews Corp.	5,128,584
19,809	LPL Financial Holdings, Inc.	1,220,234
28,077	M&T Bank Corp.	4,644,217
2,727	Markel Corp.(b)	2,981,265
76,746	Marsh & McLennan Cos., Inc.	6,504,223
17,353	MB Financial, Inc.	770,300
154,133	MBIA, Inc.(b)(c)	1,525,917
439,250	MetLife, Inc.	18,092,708
158,019	MFA Financial, Inc. REIT	1,095,072
60,359	MGIC Investment Corp.(b)	736,983
10,627	Moody’s Corp.	1,546,016
289,034	Morgan Stanley	13,197,292
18,353	Nasdaq, Inc.	1,591,389
256,457	Navient Corp.	2,969,772
96,636	New Residential Investment Corp. REIT	1,727,852
214,107	New York Community Bancorp, Inc.	2,051,145
36,113	Northern Trust Corp.	3,397,150
102,637	Old Republic International Corp.	2,263,146
26,315	OneMain Holdings, Inc.(b)	750,504
26,863	PacWest Bancorp	1,091,175
44,294	PennyMac Mortgage Investment Trust REIT	855,317
100,261	People’s United Financial, Inc.	1,570,087
104,741	PNC Financial Services Group, Inc. (The)	13,458,171
35,551	Popular, Inc.	1,849,008
7,512	Primerica, Inc.	824,367
79,936	Principal Financial Group, Inc.	3,762,588
23,493	ProAssurance Corp.	1,031,813
119,409	Progressive Corp. (The)	8,322,807
13,868	Prosperity Bancshares, Inc.	901,836
186,867	Prudential Financial, Inc.	17,524,387
35,991	Radian Group, Inc.	690,667
20,713	Raymond James Financial, Inc.	1,588,480
288,564	Regions Financial Corp.	4,896,931
20,793	Reinsurance Group of America, Inc.	2,960,299
11,567	RenaissanceRe Holdings Ltd. (Bermuda)	1,413,025
10,845	RLI Corp.	801,771
18,537	S&P Global, Inc.	3,379,666
95,501	Santander Consumer USA Holdings, Inc.	1,790,644
10,222	SEI Investments Co.	546,366
12,268	Selective Insurance Group, Inc.	795,580
8,594	Signature Bank	944,481
135,054	SLM Corp.(b)	1,369,448
93,711	Starwood Property Trust, Inc. REIT	2,035,403
74,012	State Street Corp.	5,088,325
16,812	Stifel Financial Corp.	768,645

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
119,171	SunTrust Banks, Inc.	$7,467,255
6,453	SVB Financial Group(b)	1,530,845
222,517	Synchrony Financial	6,426,291
19,901	Synovus Financial Corp.	747,482
41,758	T. Rowe Price Group, Inc.	4,050,108
39,119	TCF Financial Corp.	816,805
26,556	TD Ameritrade Holding Corp.	1,373,476
7,614	Texas Capital Bancshares, Inc.(b)	496,661
25,299	Torchmark Corp.	2,141,813
111,531	Travelers Cos., Inc. (The)	13,955,874
76,257	Two Harbors Investment Corp. REIT	1,120,215
58,061	Umpqua Holdings Corp.	1,114,771
21,287	United Bankshares, Inc.	706,090
77,252	Unum Group	2,801,158
368,888	US Bancorp	19,281,776
60,429	Valley National Bancorp	603,081
83,133	Voya Financial, Inc.	3,637,900
30,221	W.R. Berkley Corp.	2,293,774
48,304	Waddell & Reed Financial, Inc., Class A	921,157
19,285	Washington Federal, Inc.	543,066
16,826	Webster Financial Corp.	990,042
1,325,021	Wells Fargo & Co.	70,530,868
1,069	White Mountains Insurance Group Ltd.	947,850
19,607	Willis Towers Watson PLC	2,806,938
8,748	Wintrust Financial Corp.	666,073
34,525	Zions Bancorp NA	1,624,401

		894,172,078

	Health Care—12.9%
203,541	Abbott Laboratories	14,032,117
148,272	AbbVie, Inc.	11,542,975
20,892	Acadia Healthcare Co., Inc.(b)	867,018
70,591	Aetna, Inc.	14,005,254
27,980	Agilent Technologies, Inc.	1,812,824
22,630	Alexion Pharmaceuticals, Inc.(b)	2,536,144
111,745	Allergan PLC	17,656,828
103,697	AmerisourceBergen Corp.	9,125,336
109,784	Amgen, Inc.	21,165,257
75,994	Anthem, Inc.	20,941,667
75,638	Baxter International, Inc.	4,728,131
23,719	Becton, Dickinson and Co.	5,467,230
24,503	Biogen, Inc.(b)	7,455,528
8,195	BioMarin Pharmaceutical, Inc.(b)	755,333
3,205	Bio-Rad Laboratories, Inc., Class A(b)	874,484
91,895	Boston Scientific Corp.(b)	3,321,085
226,742	Bristol-Myers Squibb Co.	11,459,541
150,767	Brookdale Senior Living, Inc.(b)	1,346,349
222,418	Cardinal Health, Inc.	11,254,351
16,631	Catalent, Inc.(b)	670,895
52,903	Celgene Corp.(b)	3,787,855
46,281	Centene Corp.(b)	6,031,340
31,380	Cerner Corp.(b)	1,797,446
40,966	Cigna Corp.	8,758,941
380,608	Community Health Systems, Inc.(b)(c)	1,202,721
3,928	Cooper Cos., Inc. (The)	1,014,642
466,252	CVS Health Corp.	33,751,982

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco FTSE RAFI US 1000 ETF (PRF) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
70,542	Danaher Corp.	$7,011,875
50,205	DaVita, Inc.(b)	3,380,805
36,343	DENTSPLY SIRONA, Inc.	1,258,558
11,710	Edwards Lifesciences Corp.(b)	1,728,396
177,844	Eli Lilly & Co.	19,285,403
19,358	Encompass Health Corp.	1,302,793
143,366	Endo International PLC(b)	2,428,620
310,707	Express Scripts Holding Co.(b)	30,129,258
197,162	Gilead Sciences, Inc.	13,442,505
87,103	HCA Healthcare, Inc.	11,630,864
40,211	Henry Schein, Inc.(b)	3,337,513
8,670	Hill-Rom Holdings, Inc.	728,974
33,466	Hologic, Inc.(b)	1,304,839
33,879	Humana, Inc.	10,855,170
5,181	Illumina, Inc.(b)	1,612,068
5,627	Intuitive Surgical, Inc.(b)	2,932,680
21,394	IQVIA Holdings, Inc.(b)	2,629,964
6,530	Jazz Pharmaceuticals PLC(b)	1,037,095
468,200	Johnson & Johnson	65,543,318
19,307	Laboratory Corp. of America Holdings(b)	3,099,739
30,718	LifePoint Health, Inc.(b)	1,992,370
10,295	Magellan Health, Inc.(b)	669,793
119,160	Mallinckrodt PLC(b)	2,986,150
156,761	McKesson Corp.	19,557,502
24,845	MEDNAX, Inc.(b)	1,025,850
249,790	Medtronic PLC	22,436,138
686,005	Merck & Co., Inc.	50,496,828
1,467	Mettler-Toledo International, Inc.(b)	802,185
23,287	Molina Healthcare, Inc.(b)	2,952,093
132,549	Mylan NV(b)	4,142,156
94,059	Owens & Minor, Inc.	743,066
32,911	Patterson Cos., Inc.	743,130
11,744	PerkinElmer, Inc.	1,015,621
19,581	Perrigo Co. PLC	1,376,544
1,451,204	Pfizer, Inc.	62,488,844
31,111	Quest Diagnostics, Inc.	2,927,856
5,122	Regeneron Pharmaceuticals, Inc.(b)	1,737,587
12,119	ResMed, Inc.	1,283,645
47,511	Select Medical Holdings Corp.(b)	787,732
12,094	STERIS PLC	1,321,995
32,926	Stryker Corp.	5,341,256
3,590	Teleflex, Inc.	864,257
151,066	Tenet Healthcare Corp.(b)	3,886,928
39,365	Thermo Fisher Scientific, Inc.	9,197,632
8,398	United Therapeutics Corp.(b)	931,002
151,542	UnitedHealth Group, Inc.	39,605,502
20,920	Universal Health Services, Inc., Class B	2,543,035
9,835	Varian Medical Systems, Inc.(b)	1,174,004
6,207	Waters Corp.(b)	1,177,406
12,669	WellCare Health Plans, Inc.(b)	3,496,517
30,206	Zimmer Biomet Holdings, Inc.	3,431,100
25,236	Zoetis, Inc.	2,275,025

		657,454,460

	Industrials—9.2%
75,710	3M Co.	14,404,585
12,389	A.O. Smith Corp.	564,071

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
20,591	ABM Industries, Inc.	$633,173
5,603	Acuity Brands, Inc.	703,961
80,671	AECOM(b)	2,350,753
61,419	AerCap Holdings NV (Ireland)(b)	3,075,864
26,097	AGCO Corp.	1,462,476
21,257	Air Lease Corp.	809,892
24,852	Allison Transmission Holdings, Inc.	1,095,476
39,203	American Airlines Group, Inc.	1,375,241
23,614	AMETEK, Inc.	1,584,027
133,185	Arconic, Inc.	2,707,651
81,742	Avis Budget Group, Inc.(b)	2,298,585
15,004	Beacon Roofing Supply, Inc.(b)	418,762
62,473	Boeing Co. (The)	22,169,169
31,527	C.H. Robinson Worldwide, Inc.	2,806,849
12,177	Carlisle Cos., Inc.	1,176,176
114,821	Caterpillar, Inc.	13,930,084
9,202	Cintas Corp.	1,673,568
17,947	Clean Harbors, Inc.(b)	1,221,114
34,485	Colfax Corp.(b)	966,615
49,231	Covanta Holding Corp.	723,203
8,690	Crane Co.	756,378
146,776	CSX Corp.	10,106,995
38,749	Cummins, Inc.	5,296,601
5,956	Curtiss-Wright Corp.	651,944
67,795	Deere & Co.	9,182,155
53,131	Delta Air Lines, Inc.	2,907,860
11,060	Deluxe Corp.	522,143
19,092	Donaldson Co., Inc.	979,038
29,935	Dover Corp.	2,479,815
5,966	Dun & Bradstreet Corp. (The)	848,842
116,888	Eaton Corp. PLC	8,377,363
16,278	EMCOR Group, Inc.	1,155,412
145,148	Emerson Electric Co.	9,852,646
9,660	EnerSys	768,646
14,395	Equifax, Inc.	1,460,229
10,504	Esterline Technologies Corp.(b)	1,232,749
29,051	Expeditors International of Washington, Inc.	1,951,646
43,471	Fastenal Co.	2,234,844
49,968	FedEx Corp.	11,009,949
34,915	Flowserve Corp.	1,602,598
70,636	Fluor Corp.	3,098,095
23,891	Fortive Corp.	1,773,907
21,845	Fortune Brands Home & Security, Inc.	979,311
13,680	GATX Corp.	1,025,042
20,047	Generac Holdings, Inc.(b)	1,016,984
42,384	General Dynamics Corp.	7,314,631
4,628,596	General Electric Co.	46,748,820
17,294	Genesee & Wyoming, Inc., Class A(b)	1,370,204
15,907	Harris Corp.	2,365,530
53,936	HD Supply Holdings, Inc.(b)	2,026,376
161,502	Hertz Global Holdings, Inc.(b)	2,220,652
10,207	Hexcel Corp.	597,314
112,348	Honeywell International, Inc.	16,270,237
15,698	Hub Group, Inc., Class A(b)	719,282
10,410	Hubbell, Inc.	1,058,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco FTSE RAFI US 1000 ETF (PRF) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
6,431	Huntington Ingalls Industries, Inc.	$1,405,045
8,199	IDEX Corp.	1,039,797
44,395	IHS Markit Ltd.(b)	2,332,069
38,241	Illinois Tool Works, Inc.	4,878,404
49,016	Ingersoll-Rand PLC	4,702,595
16,002	ITT, Inc.	808,101
11,707	J.B. Hunt Transport Services, Inc.	1,294,911
41,760	Jacobs Engineering Group, Inc.	3,135,758
32,986	JetBlue Airways Corp.(b)	551,856
211,033	Johnson Controls International PLC	6,746,725
18,490	Kansas City Southern	1,885,240
24,927	KAR Auction Services, Inc.	1,419,343
55,145	KBR, Inc.	1,090,768
17,073	Kennametal, Inc.	605,238
15,505	Kirby Corp.(b)	1,115,430
18,062	Knight-Swift Transportation Holdings, Inc.	577,984
16,483	L3 Technologies, Inc.	3,123,034
3,557	Lennox International, Inc.	750,136
9,108	Lincoln Electric Holdings, Inc.	736,928
37,184	Lockheed Martin Corp.	10,926,518
24,823	Macquarie Infrastructure Corp.	917,210
27,210	ManpowerGroup, Inc.	2,075,851
39,246	Masco Corp.	1,177,380
18,309	MasTec, Inc.(b)	796,625
26,210	Meritor, Inc.(b)	445,308
5,890	Middleby Corp. (The)(b)	661,447
8,743	Moog, Inc., Class A	625,562
58,522	MRC Global, Inc.(b)	926,403
10,386	MSC Industrial Direct Co., Inc., Class A	841,889
19,902	Navistar International Corp.(b)	666,518
100,950	Nielsen Holdings PLC	2,622,681
5,385	Nordson Corp.	660,578
59,706	Norfolk Southern Corp.	10,020,458
21,298	Northrop Grumman Corp.	5,579,011
74,038	NOW, Inc.(b)	950,648
32,197	nVent Electric PLC (United Kingdom)	786,251
6,920	Old Dominion Freight Line, Inc.	902,506
18,155	Oshkosh Corp.	1,019,222
21,180	Owens Corning	1,001,179
100,278	PACCAR, Inc.	5,736,904
23,240	Parker-Hannifin Corp.	3,523,881
32,197	Pentair PLC (United Kingdom)	1,292,710
129,476	Pitney Bowes, Inc.	857,131
60,381	Quanta Services, Inc.(b)	1,883,887
44,922	Raytheon Co.	7,863,147
14,160	Regal Beloit Corp.	1,015,272
53,462	Republic Services, Inc.	3,885,618
18,724	Resideo Technologies, Inc.(b)	394,140
28,803	Rexnord Corp.(b)	772,208
23,662	Robert Half International, Inc.	1,432,261
15,852	Rockwell Automation, Inc.	2,611,300
16,296	Rockwell Collins, Inc.	2,086,214
8,510	Roper Technologies, Inc.	2,407,479
123,964	RR Donnelley & Sons Co.	727,669
20,106	Rush Enterprises, Inc., Class A	711,551
30,944	Ryder System, Inc.	1,711,513

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
24,292	Sensata Technologies Holding PLC(b)	$1,139,295
10,454	Snap-on, Inc.	1,609,289
26,287	Southwest Airlines Co.	1,290,692
14,444	Spirit AeroSystems Holdings, Inc., Class A	1,213,440
27,598	Stanley Black & Decker, Inc.	3,215,719
17,555	Stericycle, Inc.(b)	877,223
4,945	Teledyne Technologies, Inc.(b)	1,094,230
27,768	Terex Corp.	927,174
55,834	Textron, Inc.	2,994,377
19,696	Timken Co. (The)	778,977
10,871	Toro Co. (The)	612,363
10,526	TransDigm Group, Inc.(b)	3,476,211
13,260	TransUnion	871,845
62,333	Trinity Industries, Inc.	1,779,607
25,241	Triumph Group, Inc.	460,648
37,109	Tutor Perini Corp.(b)	575,190
133,147	Union Pacific Corp.	19,468,754
41,913	United Continental Holdings, Inc.(b)	3,583,981
152,252	United Parcel Service, Inc., Class B	16,220,928
18,984	United Rentals, Inc.(b)	2,279,409
180,974	United Technologies Corp.	22,478,781
55,990	Univar, Inc.(b)	1,378,474
21,493	USG Corp.	907,434
5,173	Valmont Industries, Inc.	643,056
11,675	Verisk Analytics, Inc.(b)	1,399,132
10,987	W.W. Grainger, Inc.	3,119,978
6,171	WABCO Holdings, Inc.(b)	663,074
12,602	Wabtec Corp.	1,033,616
81,965	Waste Management, Inc.	7,333,409
5,885	Watsco, Inc.	872,039
29,381	WESCO International, Inc.(b)	1,474,339
16,821	XPO Logistics, Inc.(b)	1,503,461
19,543	Xylem, Inc.	1,281,630
89,083	YRC Worldwide, Inc.(b)	735,826

		470,123,323

	Information Technology—13.0%
75,153	Accenture PLC, Class A	11,845,616
16,546	Adobe, Inc.(b)	4,066,345
57,699	Advanced Micro Devices, Inc.(b)	1,050,699
22,855	Akamai Technologies, Inc.(b)	1,651,274
8,699	Alliance Data Systems Corp.	1,793,560
24,438	Amdocs Ltd.	1,546,192
26,083	Amphenol Corp., Class A	2,334,429
39,343	Analog Devices, Inc.	3,293,403
15,010	Anixter International, Inc.(b)	986,007
5,951	ANSYS, Inc.(b)	889,972
698,671	Apple, Inc.	152,911,135
89,011	Applied Materials, Inc.	2,926,682
62,644	ARRIS International PLC(b)	1,557,956
61,655	Arrow Electronics, Inc.(b)	4,174,660
53,454	Automatic Data Processing, Inc.	7,701,652
98,337	Avnet, Inc.	3,940,364
9,222	Belden, Inc.	498,449
25,957	Benchmark Electronics, Inc.	566,641
58,919	Booz Allen Hamilton Holding Corp.	2,918,847
24,352	Broadcom, Inc.	5,442,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco FTSE RAFI US 1000 ETF (PRF) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
11,654	Broadridge Financial Solutions, Inc.	$1,362,819
85,503	CA, Inc.	3,792,913
7,624	CACI International, Inc., Class A(b)	1,360,579
17,355	Cadence Design Systems, Inc.(b)	773,512
29,368	CDW Corp.	2,643,414
11,900	Check Point Software Technologies Ltd. (Israel)(b)	1,320,900
836,098	Cisco Systems, Inc.	38,251,484
14,207	Citrix Systems, Inc.(b)	1,455,791
71,113	Cognizant Technology Solutions Corp., Class A	4,908,930
41,020	CommScope Holding Co., Inc.(b)	986,941
113,323	Conduent, Inc.(b)	2,164,469
16,336	CoreLogic, Inc.(b)	663,568
234,505	Corning, Inc.	7,492,435
24,200	Cree, Inc.(b)	939,444
46,806	Cypress Semiconductor Corp.	605,670
46,955	Diebold Nixdorf, Inc.	183,125
75,798	DXC Technology Co.	5,520,368
15,953	EchoStar Corp., Class A(b)	646,894
6,735	F5 Networks, Inc.(b)	1,180,511
47,730	Fidelity National Information Services, Inc.	4,968,693
116,736	First Data Corp., Class A(b)	2,187,633
23,009	First Solar, Inc.(b)	961,776
37,876	Fiserv, Inc.(b)	3,003,567
7,039	FleetCor Technologies, Inc.(b)	1,408,011
281,609	Flex Ltd.(b)	2,213,447
17,412	FLIR Systems, Inc.	806,350
26,636	Genpact Ltd.	730,093
9,100	Global Payments, Inc.	1,039,493
620,840	Hewlett Packard Enterprise Co.	9,467,810
390,801	HP, Inc.	9,433,936
27,314	Insight Enterprises, Inc.(b)	1,411,861
1,059,091	Intel Corp.	49,650,186
253,981	International Business Machines Corp.	29,317,027
13,399	Intuit, Inc.	2,827,189
113,945	Jabil, Inc.	2,817,860
6,830	Jack Henry & Associates, Inc.	1,023,339
74,607	Juniper Networks, Inc.	2,183,747
27,952	Keysight Technologies, Inc.(b)	1,595,500
37,175	KLA-Tencor Corp.	3,403,000
11,872	Lam Research Corp.	1,682,619
38,264	Leidos Holdings, Inc.	2,478,742
53,703	Marvell Technology Group Ltd.	881,266
35,099	Mastercard, Inc., Class A	6,938,019
34,119	Maxim Integrated Products, Inc.	1,706,632
26,021	Microchip Technology, Inc.(c)	1,711,661
162,368	Micron Technology, Inc.(b)	6,124,521
764,399	Microsoft Corp.	81,645,457
21,808	Motorola Solutions, Inc.	2,672,788
52,238	NCR Corp.(b)	1,402,590
40,644	NetApp, Inc.	3,190,148
25,636	NetScout Systems, Inc.(b)	647,565
55,721	Nuance Communications, Inc.(b)	968,988
11,199	NVIDIA Corp.	2,361,085
38,876	NXP Semiconductors NV (Netherlands)	2,915,311

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
56,042	ON Semiconductor Corp.(b)	$952,714
439,216	Oracle Corp.	21,451,309
45,623	Paychex, Inc.	2,987,850
72,832	PayPal Holdings, Inc.(b)	6,131,726
37,678	Perspecta, Inc.	922,734
11,287	Plexus Corp.(b)	659,161
21,603	Qorvo, Inc.(b)	1,588,037
336,551	QUALCOMM, Inc.	21,165,692
5,829	Red Hat, Inc.(b)	1,000,490
31,220	Sabre Corp.	769,573
22,801	salesforce.com, Inc.(b)	3,129,209
54,903	Sanmina Corp.(b)	1,389,046
11,443	Science Applications International Corp.	795,403
110,075	Seagate Technology PLC	4,428,317
15,714	Skyworks Solutions, Inc.	1,363,347
163,098	Symantec Corp.	2,960,229
15,740	SYNNEX Corp.	1,221,581
15,393	Synopsys, Inc.(b)	1,378,135
56,955	TE Connectivity Ltd.	4,295,546
41,782	Tech Data Corp.(b)	2,952,316
27,279	Teradata Corp.(b)	992,956
17,554	Teradyne, Inc.	604,735
104,636	Texas Instruments, Inc.	9,713,360
15,454	Total System Services, Inc.	1,408,632
29,341	Trimble, Inc.(b)	1,096,767
9,904	ViaSat, Inc.(b)(c)	631,479
90,172	Visa, Inc., Class A	12,430,210
40,685	Vishay Intertechnology, Inc.	744,536
5,513	VMware, Inc., Class A(b)	779,483
70,494	Western Digital Corp.	3,036,177
129,736	Western Union Co. (The)	2,340,437
4,553	WEX, Inc.(b)	801,146
14,397	Worldpay, Inc., Class A(b)	1,322,220
99,062	Xerox Corp.	2,760,858
32,832	Xilinx, Inc.	2,802,868
5,854	Zebra Technologies Corp., Class A(b)	973,520

		660,109,788

	Materials—2.7%
33,482	Air Products & Chemicals, Inc.	5,167,947
145,304	AK Steel Holding Corp.(b)	537,625
14,599	Albemarle Corp.	1,448,513
84,531	Alcoa Corp.(b)	2,957,740
32,221	Allegheny Technologies, Inc.(b)	834,202
10,561	AptarGroup, Inc.	1,076,800
13,158	Ashland Global Holdings, Inc.	973,429
13,981	Avery Dennison Corp.	1,268,356
40,130	Axalta Coating Systems Ltd.(b)	990,408
59,848	Ball Corp.	2,681,190
30,661	Bemis Co., Inc.	1,403,354
26,271	Berry Global Group, Inc.(b)	1,145,941
16,924	Boise Cascade Co.	521,090
14,754	Cabot Corp.	718,225
13,485	Carpenter Technology Corp.	588,081
21,809	Celanese Corp.	2,114,164
84,915	CF Industries Holdings, Inc.	4,078,467

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco FTSE RAFI US 1000 ETF (PRF) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
25,989	Chemours Co. (The)	$857,897
142,121	Cleveland-Cliffs, Inc.(b)	1,529,222
50,295	Commercial Metals Co.	958,623
11,268	Compass Minerals International, Inc.	546,611
70,859	Constellium NV, Class A(b)	641,982
42,742	Crown Holdings, Inc.(b)	1,807,559
39,097	Domtar Corp.	1,810,582
291,156	DowDuPont, Inc.	15,699,131
36,840	Eastman Chemical Co.	2,886,414
37,247	Ecolab, Inc.	5,704,378
15,298	FMC Corp.	1,194,468
387,224	Freeport-McMoRan, Inc.	4,511,160
75,225	Graphic Packaging Holding Co.	828,227
62,857	Huntsman Corp.	1,375,311
11,357	International Flavors & Fragrances, Inc.	1,642,904
126,779	International Paper Co.	5,750,695
47,559	Linde PLC (United Kingdom)	7,869,588
23,406	Louisiana-Pacific Corp.	509,549
114,553	LyondellBasell Industries NV, Class A	10,226,146
7,811	Martin Marietta Materials, Inc.	1,337,868
204,446	Mosaic Co. (The)	6,325,559
115,768	Newmont Mining Corp.	3,579,547
90,182	Nucor Corp.	5,331,560
38,510	Olin Corp.	777,902
91,090	Owens-Illinois, Inc.(b)	1,427,380
16,674	Packaging Corp. of America	1,530,840
92,697	Platform Specialty Products Corp.(b)	1,002,981
18,800	PolyOne Corp.	607,428
44,218	PPG Industries, Inc.	4,646,870
25,922	Reliance Steel & Aluminum Co.	2,045,764
30,206	RPM International, Inc.	1,847,701
8,931	Scotts Miracle-Gro Co. (The)	596,055
37,908	Sealed Air Corp.	1,226,703
7,230	Sherwin-Williams Co. (The)	2,844,788
32,291	Sonoco Products Co.	1,762,443
14,229	Southern Copper Corp. (Peru)	545,540
41,062	Steel Dynamics, Inc.	1,626,055
10,555	Trinseo SA	568,703
47,768	United States Steel Corp.	1,267,285
13,148	Vulcan Materials Co.	1,329,789
60,525	WestRock Co.	2,600,759

		139,685,499

	Real Estate—3.5%
13,511	Alexandria Real Estate Equities, Inc. REIT	1,651,450
38,680	American Campus Communities, Inc. REIT	1,528,247
36,727	American Homes 4 Rent, Class A REIT	773,838
34,712	American Tower Corp. REIT	5,408,477
31,146	Apartment Investment & Management Co., Class A REIT	1,340,524
77,933	Apple Hospitality REIT, Inc. REIT	1,260,177
25,579	AvalonBay Communities, Inc. REIT	4,486,045
37,272	Boston Properties, Inc. REIT	4,500,967
53,046	Brandywine Realty Trust REIT	745,827
114,404	Brixmor Property Group, Inc. REIT	1,853,345
19,864	Camden Property Trust REIT	1,793,123
236,718	CBL & Associates Properties, Inc. REIT(c)	781,169

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
54,906	CBRE Group, Inc., Class A(b)	$2,212,163
54,680	Columbia Property Trust, Inc. REIT	1,227,566
90,448	CoreCivic, Inc. REIT	2,031,462
27,475	Corporate Office Properties Trust REIT	709,954
46,347	Crown Castle International Corp. REIT	5,039,773
29,272	CubeSmart REIT	848,303
71,299	DiamondRock Hospitality Co. REIT	745,075
28,712	Digital Realty Trust, Inc. REIT	2,964,801
25,486	Douglas Emmett, Inc. REIT	922,338
69,862	Duke Realty Corp. REIT	1,926,095
13,148	EPR Properties REIT	903,794
5,828	Equinix, Inc. REIT	2,207,297
31,565	Equity Commonwealth REIT	940,006
9,462	Equity LifeStyle Properties, Inc. REIT	895,957
90,519	Equity Residential REIT	5,880,114
10,352	Essex Property Trust, Inc. REIT	2,596,075
16,152	Extra Space Storage, Inc. REIT	1,454,649
11,898	Federal Realty Investment Trust REIT	1,475,947
33,625	Forest City Realty Trust, Inc., Class A REIT	846,005
34,579	Gaming and Leisure Properties, Inc. REIT	1,164,966
54,558	GEO Group, Inc. (The) REIT	1,206,277
171,487	HCP, Inc. REIT	4,724,467
28,571	Healthcare Realty Trust, Inc. REIT	795,988
30,883	Healthcare Trust of America, Inc., Class A REIT	810,988
26,796	Highwoods Properties, Inc. REIT	1,142,581
74,266	Hospitality Properties Trust REIT	1,902,695
210,420	Host Hotels & Resorts, Inc. REIT	4,021,126
5,575	Howard Hughes Corp. (The)(b)	621,724
26,248	Hudson Pacific Properties, Inc. REIT	795,314
102,590	Iron Mountain, Inc. REIT	3,140,280
9,182	Jones Lang LaSalle, Inc.	1,214,411
17,022	Kilroy Realty Corp. REIT	1,172,475
143,450	Kimco Realty Corp. REIT	2,308,110
15,149	Lamar Advertising Co., Class A REIT	1,110,725
41,713	LaSalle Hotel Properties REIT	1,376,946
93,545	Lexington Realty Trust REIT	726,845
38,642	Liberty Property Trust REIT	1,617,941
10,284	Life Storage, Inc. REIT	968,341
35,793	Macerich Co. (The) REIT	1,847,635
42,331	Mack-Cali Realty Corp. REIT	859,319
81,140	Medical Properties Trust, Inc. REIT	1,205,740
23,505	Mid-America Apartment Communities, Inc. REIT	2,296,674
29,734	National Retail Properties, Inc. REIT	1,390,064
55,454	Omega Healthcare Investors, Inc. REIT	1,849,391
61,732	Outfront Media, Inc. REIT	1,093,891
69,192	Paramount Group, Inc. REIT	988,754
44,221	Park Hotels & Resorts, Inc. REIT	1,285,504
57,483	Piedmont Office Realty Trust, Inc., Class A REIT	1,035,844
102,428	Prologis, Inc. REIT	6,603,533
18,610	Public Storage REIT	3,823,797
31,739	Rayonier, Inc. REIT	958,518
52,610	Realogy Holdings Corp.(c)	1,003,273
46,586	Realty Income Corp. REIT	2,807,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco FTSE RAFI US 1000 ETF (PRF) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
17,763	Regency Centers Corp. REIT	$1,125,464
91,790	Retail Properties of America, Inc., Class A REIT	1,126,263
8,905	Retail Value, Inc. REIT(b)	249,429
50,626	RLJ Lodging Trust REIT	984,169
11,381	Ryman Hospitality Properties, Inc. REIT	883,052
4,938	SBA Communications Corp. REIT(b)	800,795
109,446	Senior Housing Properties Trust REIT	1,758,797
50,935	Simon Property Group, Inc. REIT	9,347,591
89,042	SITE Centers Corp. REIT	1,106,792
26,979	SL Green Realty Corp. REIT	2,462,104
17,864	Spirit MTA REIT	191,323
178,641	Spirit Realty Capital, Inc. REIT	1,396,973
10,943	Sun Communities, Inc. REIT	1,099,443
68,769	Sunstone Hotel Investors, Inc. REIT	995,087
15,722	Taubman Centers, Inc. REIT	864,867
50,002	UDR, Inc. REIT	1,959,578
68,252	Uniti Group, Inc. REIT(b)	1,306,343
114,465	Ventas, Inc. REIT	6,643,549
382,365	VEREIT, Inc. REIT	2,802,735
41,292	Vornado Realty Trust REIT	2,811,159
166,847	Washington Prime Group, Inc. REIT	1,067,821
33,798	Weingarten Realty Investors REIT	950,400
128,324	Welltower, Inc. REIT	8,478,367
152,062	Weyerhaeuser Co. REIT	4,049,411
26,085	WP Carey, Inc. REIT	1,721,871
45,411	Xenia Hotels & Resorts, Inc. REIT	933,196

		178,939,017

	Utilities—5.4%
525,707	AES Corp. (The)	7,664,808
13,781	ALLETE, Inc.	1,019,794
60,920	Alliant Energy Corp.	2,618,342
82,805	Ameren Corp.	5,347,547
169,454	American Electric Power Co., Inc.	12,431,145
36,226	American Water Works Co., Inc.	3,207,088
29,996	Aqua America, Inc.	975,770
22,791	Atmos Energy Corp.	2,121,386
14,605	Avangrid, Inc.	686,581
18,972	Avista Corp.	975,540
17,126	Black Hills Corp.	1,018,997
158,306	CenterPoint Energy, Inc.	4,275,845
86,958	CMS Energy Corp.	4,306,160
112,156	Consolidated Edison, Inc.	8,523,856
157,740	Dominion Energy, Inc.	11,265,791
57,050	DTE Energy Co.	6,412,420
291,541	Duke Energy Corp.	24,090,033
124,668	Edison International	8,650,712
84,858	Entergy Corp.	7,123,829
89,193	Evergy, Inc.	4,993,916
100,607	Eversource Energy	6,364,399
445,099	Exelon Corp.	19,499,787
190,738	FirstEnergy Corp.	7,110,713
42,424	Hawaiian Electric Industries, Inc.	1,582,415
12,399	IDACORP, Inc.	1,156,331
61,251	MDU Resources Group, Inc.	1,528,825
21,934	National Fuel Gas Co.	1,190,797

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
22,588	New Jersey Resources Corp.	$1,018,719
95,379	NextEra Energy, Inc.	16,452,877
94,450	NiSource, Inc.	2,395,252
16,835	NorthWestern Corp.	989,225
108,367	NRG Energy, Inc.	3,921,802
66,570	OGE Energy Corp.	2,406,505
12,754	ONE Gas, Inc.	1,006,418
267,272	PG&E Corp.(b)	12,511,002
38,169	Pinnacle West Capital Corp.	3,139,400
26,308	PNM Resources, Inc.	1,010,490
31,353	Portland General Electric Co.	1,413,393
271,299	PPL Corp.	8,247,490
172,595	Public Service Enterprise Group, Inc.	9,221,751
84,033	SCANA Corp.	3,365,522
64,811	Sempra Energy	7,136,987
24,676	South Jersey Industries, Inc.	728,929
389,695	Southern Co. (The)	17,547,966
15,977	Southwest Gas Holdings, Inc.	1,234,543
12,486	Spire, Inc.	906,234
56,696	UGI Corp.	3,008,290
22,193	Vectren Corp.	1,587,465
224,510	Vistra Energy Corp.(b)	5,080,661
76,304	WEC Energy Group, Inc.	5,219,194
166,191	Xcel Energy, Inc.	8,145,021

		273,837,963

	Total Common Stocks & Other Equity Interests (Cost $4,415,620,686)	5,099,011,934

	Money Market Fund—0.0%
1,810,451	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(e)
	(Cost $1,810,451)	1,810,451

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $4,417,431,137)-100.0%	5,100,822,385

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.3%
17,555,734	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(e)(f) (Cost $17,555,734)	17,555,734

	Total Investments in Securities (Cost $4,434,986,871)—100.3%	5,118,378,119
	Other assets less liabilities—(0.3)%	(17,671,275)

	Net Assets—100.0%	$5,100,706,844

Investment Abbreviations:

REIT—Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco FTSE RAFI US 1000 ETF (PRF) (continued)

October 31, 2018

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Industrials	17.4
Financials	17.1
Information Technology	13.8
Consumer Discretionary	13.5
Health Care	8.7
Real Estate	7.2
Energy	6.9
Communication Services	5.8
Materials	5.1
Consumer Staples	2.8
Utilities	1.7
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—5.8%
180,341	AMC Entertainment Holdings, Inc., Class A	$3,473,368
19,951	ATN International, Inc.	1,685,660
30,123	AutoWeb, Inc.(b)	70,488
11,751	Boingo Wireless, Inc.(b)	368,159
2,704	Cable One, Inc.	2,422,081
190,579	Cincinnati Bell, Inc.(b)	2,704,316
34,017	Cogent Communications Holdings, Inc.	1,768,204
224,894	Consolidated Communications Holdings, Inc.	2,815,673
187,740	DHI Group, Inc.(b)	313,526
105,329	E.W. Scripps Co. (The), Class A	1,771,634
16,724	Emerald Expositions Events, Inc.	244,505
104,454	Entercom Communications Corp., Class A	677,906
82,984	Entravision Communications Corp., Class A	409,941
55,726	Eros International PLC (India)(b)(c)	556,145
70,768	GCI Liberty, Inc., Class A(b)	3,349,449
201,477	Global Eagle Entertainment, Inc.(b)	523,840
83,212	Glu Mobile, Inc.(b)	586,645
34,059	Gogo, Inc.(b)(c)	194,817
100,077	Gray Television, Inc.(b)	1,732,333
98,918	IDT Corp., Class B	696,383
57,103	IMAX Corp.(b)	1,105,514
335,295	Intelsat SA(b)	8,737,788
179,398	Iridium Communications, Inc.(b)	3,553,874
54,244	John Wiley & Sons, Inc., Class A	2,942,195
5,942	Liberty Media Corp.-Liberty Braves, Class A(b)	153,304
20,452	Liberty Media Corp.-Liberty Braves, Class C(b)	529,707

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Communication Services (continued)
4,779	Liberty Media Corp.-Liberty Formula One, Class A(b)	$151,446
36,240	Liberty Media Corp.-Liberty Formula One, Class C(b)	1,198,819
268,432	Liberty TripAdvisor Holdings, Inc., Series A(b)	3,870,789
43,130	Lions Gate Entertainment Corp., Class A(c)	826,371
87,261	Lions Gate Entertainment Corp., Class B	1,552,373
15,333	Madison Square Garden Co. (The), Class A(b)	4,241,414
34,487	magicJack VocalTec Ltd. (Israel)(b)(c)	279,690
34,658	Marcus Corp. (The)	1,352,355
174,201	MDC Partners, Inc., Class A(b)	430,276
103,784	Meet Group, Inc. (The)(b)	457,687
65,928	Meredith Corp.	3,399,248
32,605	MSG Networks, Inc., Class A(b)	833,058
252,917	National CineMedia, Inc.	2,263,607
124,267	New Media Investment Group, Inc.	1,745,951
89,934	New York Times Co. (The), Class A	2,374,258
25,056	Nexstar Media Group, Inc., Class A	1,876,444
863,824	NII Holdings, Inc.(b)(c)	5,372,985
42,796	ORBCOMM, Inc.(b)	407,846
265,804	Pandora Media, Inc.(b)	2,259,334
24,873	QuinStreet, Inc.(b)	395,481
27,041	Reading International, Inc., Class A(b)	392,635
67,255	Scholastic Corp.	2,917,522
33,989	Shenandoah Telecommunications Co.	1,292,262
454,527	Sirius XM Holdings, Inc.(c)	2,736,253
58,641	Spok Holdings, Inc.	822,147
11,721	TechTarget, Inc.(b)	238,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Communication Services (continued)
45,179	Townsquare Media, Inc., Class A	$311,735
47,457	Tribune Publishing Co.(b)(c)	716,126
81,714	TripAdvisor, Inc.(b)	4,260,568
26,173	TrueCar, Inc.(b)	297,849
50,652	United States Cellular Corp.(b)	2,419,646
145,670	Vonage Holdings Corp.(b)	1,931,584
66,203	WideOpenWest, Inc.(b)	644,817
509,736	Windstream Holdings, Inc.(b)(c)	2,100,112
21,209	World Wrestling Entertainment, Inc., Class A	1,539,561
21,829	XO Group, Inc.(b)	755,502
84,482	Yandex NV, Class A (Russia)(b)	2,545,443
30,674	Yelp, Inc., Class A(b)	1,313,461
96,046	Zayo Group Holdings, Inc.(b)	2,869,854
21,219	Zillow Group, Inc., Class A(b)	856,611
44,158	Zillow Group, Inc., Class C(b)	1,777,801
651,922	Zynga, Inc., Class A(b)	2,372,996

		113,789,543

	Consumer Discretionary—13.5%
50,022	1-800-Flowers.com, Inc., Class A(b)	522,730
86,604	Aaron’s, Inc.	4,081,647
58,844	Acushnet Holdings Corp.	1,437,559
183,468	American Outdoor Brands Corp.(b)	2,509,842
35,418	American Public Education, Inc.(b)	1,159,231
13,468	America’s Car-Mart, Inc.(b)	1,008,753
258,165	Arcos Dorados Holdings, Inc., Class A (Uruguay)	1,861,370
63,968	Ascent Capital Group, Inc., Class A(b)	61,409
307,435	Barnes & Noble Education, Inc.(b)	1,755,454
660,054	Barnes & Noble, Inc.	4,178,142
17,320	Bassett Furniture Industries, Inc.	342,070
114,349	Beazer Homes USA, Inc.(b)	1,007,415
127,049	Belmond Ltd., Class A (United Kingdom)(b)	2,175,079
173,640	Big 5 Sporting Goods Corp.(c)	609,476
199	Biglari Holdings, Inc., Class A(b)	149,250
1,932	Biglari Holdings, Inc., Class B(b)	275,310
39,263	BJ’s Restaurants, Inc.	2,402,110
35,013	Bojangles’, Inc.(b)	553,556
18,578	Boot Barn Holdings, Inc.(b)	458,505
88,703	Boyd Gaming Corp.	2,355,952
105,666	Bridgepoint Education, Inc.(b)	1,014,394
28,833	Bright Horizons Family Solutions, Inc.(b)	3,313,200
132,356	Buckle, Inc. (The)(c)	2,700,062
49,313	Build-A-Bear Workshop, Inc.(b)	422,119
91,856	Caesars Entertainment Corp.(b)(c)	789,043
98,832	Caleres, Inc.	3,380,054
77,137	Callaway Golf Co.	1,650,732
27,665	Camping World Holdings, Inc., Class A(c)	474,455
94,269	Career Education Corp.(b)	1,355,588
18,808	Carriage Services, Inc.	358,480
72,916	Carrols Restaurant Group, Inc.(b)	959,575
178,089	Cato Corp. (The), Class A	3,433,556
6,524	Cavco Industries, Inc.(b)	1,308,780
27,609	Century Casinos, Inc.(b)	172,280
24,099	Century Communities, Inc.(b)	511,381
65,934	Cheesecake Factory, Inc. (The)	3,187,250
23,332	Chegg, Inc.(b)	636,497

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
15,659	Children’s Place, Inc. (The)	$2,339,455
35,112	Choice Hotels International, Inc.	2,577,221
7,903	Churchill Downs, Inc.	1,972,668
19,575	Chuy’s Holdings, Inc.(b)	477,043
30,956	Citi Trends, Inc.	784,115
19,446	Collectors Universe, Inc.	280,022
25,060	Columbia Sportswear Co.	2,262,417
46,934	Conn’s, Inc.(b)	1,303,827
79,032	Container Store Group, Inc. (The)(b)(c)	467,079
111,585	Crocs, Inc.(b)	2,291,956
34,320	CSS Industries, Inc.	450,965
15,369	Culp, Inc.	355,792
43,430	Dave & Buster’s Entertainment, Inc.	2,586,256
37,535	Deckers Outdoor Corp.(b)	4,773,326
43,221	Del Frisco’s Restaurant Group, Inc.(b)	291,742
60,285	Del Taco Restaurants, Inc.(b)	657,107
49,962	Denny’s Corp.(b)	866,841
142,667	Destination Maternity Corp.(b)	713,335
45,778	Dine Brands Global, Inc.	3,709,849
18,306	Dorman Products, Inc.(b)	1,446,357
238,471	Drive Shack, Inc.(b)	1,273,435
59,743	Dunkin’ Brands Group, Inc.	4,334,952
47,351	El Pollo Loco Holdings, Inc.(b)	592,361
25,734	Eldorado Resorts, Inc.(b)	939,291
51,653	Ethan Allen Interiors, Inc.	988,638
31,141	Etsy, Inc.(b)	1,324,115
61,830	Fiesta Restaurant Group, Inc.(b)	1,595,832
20,184	Five Below, Inc.(b)	2,297,343
15,827	Flexsteel Industries, Inc.	402,322
5,007	Floor & Decor Holdings, Inc., Class A(b)	128,079
16,924	Fox Factory Holding Corp.(b)	909,327
153,379	Francesca’s Holdings Corp.(b)	466,272
579,463	Fred’s, Inc., Class A(b)(c)	1,587,729
141,047	FTD Cos., Inc.(b)	279,273
56,393	Gentherm, Inc.(b)	2,460,991
87,308	G—III Apparel Group Ltd.(b)	3,480,097
204,198	GoPro, Inc., Class A(b)(c)	1,341,581
26,835	Grand Canyon Education, Inc.(b)	3,346,325
438,784	Groupon, Inc.(b)	1,434,824
18,179	GrubHub, Inc.(b)	1,685,920
240,639	Guess?, Inc.	5,111,172
32,643	Habit Restaurants, Inc. (The), Class A(b)	414,566
57,088	Haverty Furniture Cos., Inc.	1,157,745
36,774	Helen of Troy Ltd.(b)	4,564,389
70,573	Hibbett Sports, Inc.(b)	1,232,910
45,529	Hilton Grand Vacations, Inc.(b)	1,223,364
15,107	Hooker Furniture Corp.	442,182
79,020	Horizon Global Corp.(b)(c)	443,302
362,902	Houghton Mifflin Harcourt Co.(b)	2,431,443
755,467	Hovnanian Enterprises, Inc., Class A(b)	1,102,982
513,976	Iconix Brand Group, Inc.(b)	102,641
8,314	Installed Building Products, Inc.(b)	253,244
30,871	International Speedway Corp., Class A	1,157,971
18,039	iRobot Corp.(b)	1,590,499
33,588	J. Jill, Inc.(b)	169,619
25,531	Jack in the Box, Inc.	2,015,162
165,724	JAKKS Pacific, Inc.(b)(c)	399,395

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
4,601	Johnson Outdoors, Inc., Class A	$346,501
115,838	K12, Inc.(b)	2,480,092
106,810	KB Home	2,132,996
60,763	Kirkland’s, Inc.(b)	614,314
40,446	Lands’ End, Inc.(b)	659,674
169,097	Laureate Education, Inc., Class A(b)	2,517,854
73,968	La-Z-Boy, Inc.	2,056,310
23,133	LCI Industries	1,604,274
12,301	LGI Homes, Inc.(b)(c)	526,360
152,030	Libbey, Inc.	1,146,306
21,689	Lindblad Expeditions Holdings, Inc.(b)	293,018
67,532	Liquidity Services, Inc.(b)	401,140
51,167	Lumber Liquidators Holdings, Inc.(b)(c)	611,957
66,175	M/I Homes, Inc.(b)	1,599,450
17,995	MakeMyTrip Ltd. (India)(b)	446,096
8,656	Malibu Boats, Inc., Class A(b)	347,971
37,322	MarineMax, Inc.(b)	849,449
30,593	Marriott Vacations Worldwide Corp.	2,707,175
22,642	MCBC Holdings, Inc.(b)	672,015
95,406	MDC Holdings, Inc.	2,680,909
4,516	MercadoLibre, Inc. (Argentina)	1,465,442
82,926	Modine Manufacturing Co.(b)	1,078,867
9,069	Monarch Casino & Resort, Inc.(b)	351,605
35,011	Monro, Inc.	2,604,818
33,077	Motorcar Parts of America, Inc.(b)	700,571
27,375	Movado Group, Inc.	1,054,211
7,422	Nathan’s Famous, Inc.	555,834
48,448	Nautilus, Inc.(b)	592,519
31,787	Netshoes Cayman Ltd. (Brazil)(b)(c)	65,799
26,958	New Home Co., Inc. (The)(b)	192,211
20,459	Nutrisystem, Inc.	727,522
24,920	Ollie’s Bargain Outlet Holdings, Inc.(b)	2,315,068
15,866	Overstock.com, Inc.(b)(c)	319,224
21,000	Oxford Industries, Inc.	1,868,580
24,011	Papa John’s International, Inc.(c)	1,309,560
42,807	Papa Murphy’s Holdings, Inc.(b)(c)	199,053
65,786	Party City Holdco, Inc.(b)	688,779
170,706	Penn National Gaming, Inc.(b)	4,144,742
15,072	PetMed Express, Inc.(c)	421,112
702,332	Pier 1 Imports, Inc.	1,116,708
19,748	Planet Fitness, Inc., Class A(b)	969,429
43,854	Playa Hotels & Resorts NV(b)	376,706
20,511	Pool Corp.	2,989,478
40,178	Potbelly Corp.(b)	469,279
35,461	Quotient Technology, Inc.(b)	456,383
9,129	RCI Hospitality Holdings, Inc.	238,997
35,465	Red Robin Gourmet Burgers, Inc.(b)	1,071,043
52,382	Red Rock Resorts, Inc., Class A	1,212,119
98,848	Regis Corp.(b)	1,664,600
252,478	Rent-A-Center, Inc.(b)	3,597,812
31,762	RH(b)(c)	3,675,181
23,127	Rocky Brands, Inc.	664,207
24,529	Ruth’s Hospitality Group, Inc.	663,019
160,713	Sequential Brands Group, Inc.(b)(c)	210,534
6,025	Shake Shack, Inc., Class A(b)	318,662
90,854	Shiloh Industries, Inc.(b)	825,863

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
37,387	Shoe Carnival, Inc.	$1,522,773
27,730	Shutterfly, Inc.(b)	1,386,500
9,816	Shutterstock, Inc.	401,278
51,953	Sleep Number Corp.(b)	1,889,531
42,912	Sonic Corp.	1,857,231
52,210	Sotheby’s(b)	2,192,820
25,743	Speedway Motorsports, Inc.	399,789
144,417	Sportsman’s Warehouse Holdings, Inc.(b)	726,418
161,157	Stage Stores, Inc.(c)	275,578
4,287	Stamps.com, Inc.(b)	866,703
32,956	Standard Motor Products, Inc.	1,783,249
307,472	Stein Mart, Inc.(b)(c)	574,973
100,286	Steven Madden Ltd.	3,135,943
43,719	Stoneridge, Inc.(b)	1,110,900
21,253	Strategic Education, Inc.	2,674,052
12,425	Strattec Security Corp.	418,723
41,491	Sturm Ruger & Co., Inc.(c)	2,464,150
92,845	Superior Industries International, Inc.	912,666
116,925	Tailored Brands, Inc.	2,456,594
63,969	Tempur Sealy International, Inc.(b)	2,956,007
52,905	Texas Roadhouse, Inc.	3,198,636
55,411	Tile Shop Holdings, Inc.	360,172
28,827	Tilly’s, Inc., Class A	511,391
40,483	TopBuild Corp.(b)	1,846,834
72,576	Tower International, Inc.	2,154,781
194,856	Tuesday Morning Corp.(b)(c)	594,311
28,344	Unifi, Inc.(b)	648,794
22,584	Universal Electronics, Inc.(b)	706,202
65,912	Vera Bradley, Inc.(b)	869,379
438,539	Vitamin Shoppe, Inc.(b)	3,407,448
6,450	Wayfair, Inc., Class A(b)	711,371
14,855	Weight Watchers International, Inc.(b)	981,916
205,164	Wendy’s Co. (The)	3,537,027
12,602	Weyco Group, Inc.	398,727
52,390	William Lyon Homes, Class A(b)	710,408
11,453	Wingstop, Inc.	717,187
26,804	Winnebago Industries, Inc.	738,718
118,671	Wolverine World Wide, Inc.	4,173,659
30,132	ZAGG, Inc.(b)	364,899
24,846	Zoe’s Kitchen, Inc.(b)	316,041
51,063	Zumiez, Inc.(b)	1,187,725

		263,871,874

	Consumer Staples—2.8%
186,084	Adecoagro SA (Argentina)(b)	1,488,672
95,359	Amira Nature Foods Ltd. (United Arab Emirates)(b)	70,947
99,029	Andersons, Inc. (The)	3,565,044
107,034	B&G Foods, Inc.(c)	2,787,165
7,366	Boston Beer Co., Inc. (The), Class A(b)	2,263,498
10,145	Calavo Growers, Inc.(c)	984,065
45,779	Cal-Maine Foods, Inc.	2,228,064
64,581	Central Garden & Pet Co., Class A(b)	1,914,827
38,659	Chefs’ Warehouse, Inc. (The)(b)	1,300,102
6,085	Coca-Cola Bottling Co. Consolidated	1,050,454
167,362	Coty, Inc., Class A	1,765,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
12,580	Craft Brew Alliance, Inc.(b)	$230,717
11,820	elf Beauty, Inc.(b)(c)	125,410
45,527	Energizer Holdings, Inc.	2,675,622
12,582	Farmer Brothers Co.(b)	303,352
73,915	Fresh Del Monte Produce, Inc.	2,441,412
99,015	Hostess Brands, Inc.(b)	1,029,756
85,095	Ingles Markets, Inc., Class A	2,803,029
18,453	Inter Parfums, Inc.	1,088,542
12,297	J & J Snack Foods Corp.	1,920,300
16,038	John B. Sanfilippo & Son, Inc.	1,011,356
22,017	Lancaster Colony Corp.	3,773,273
9,075	Limoneira Co.	223,699
6,943	Medifast, Inc.	1,469,694
4,061	MGP Ingredients, Inc.	289,021
5,151	National Beverage Corp.(b)	476,210
42,468	Natural Grocers by Vitamin Cottage, Inc.(b)	769,520
11,428	Natural Health Trends Corp.	259,873
41,916	Orchids Paper Products Co.(b)(c)	65,389
100,282	Pilgrim’s Pride Corp.(b)	1,770,980
27,492	PriceSmart, Inc.	1,928,564
11,571	Pyxus International, Inc.(b)(c)	274,696
31,495	Revlon, Inc., Class A(b)(c)	661,395
12,317	Seneca Foods Corp., Class A(b)	389,587
150,195	Smart & Final Stores, Inc.(b)	758,485
31,929	Spectrum Brands Holdings, Inc.	2,073,789
14,872	Tootsie Roll Industries, Inc.(c)	469,509
10,336	USANA Health Sciences, Inc.(b)	1,209,519
171,907	Vector Group Ltd.	2,324,183
24,000	Village Super Market, Inc., Class A	591,360
7,852	WD-40 Co.	1,311,912
36,193	Weis Markets, Inc.	1,670,307

		55,808,968

	Energy—6.9%
275,412	Aegean Marine Petroleum Network, Inc. (Greece)(c)	294,691
180,773	Approach Resources, Inc.(b)(c)	301,891
25,718	Arch Coal, Inc., Class A	2,466,356
278,167	Archrock, Inc.	2,853,993
76,878	Ardmore Shipping Corp. (Ireland)(b)	496,632
69,497	Basic Energy Services, Inc.(b)	539,992
13,241	Bonanza Creek Energy, Inc.(b)	340,956
203,365	Bristow Group, Inc.(b)	2,239,049
19,487	C&J Energy Services, Inc.(b)	365,966
107,695	California Resources Corp.(b)	3,375,161
209,134	Callon Petroleum Co.(b)	2,085,066
161,056	CARBO Ceramics, Inc.(b)(c)	777,900
31,795	Carrizo Oil & Gas, Inc.(b)	578,987
78,231	Centennial Resource Development, Inc., Class A(b)	1,498,906
5,547	Cheniere Energy, Inc.(b)	335,094
533,683	Clean Energy Fuels Corp.(b)	1,179,439
889,909	Cloud Peak Energy, Inc.(b)	1,521,744
56,630	Comstock Resources, Inc.(b)(c)	410,568
151,242	Contango Oil & Gas Co.(b)	763,772
69,060	Continental Resources, Inc.(b)	3,638,081

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
30,722	Core Laboratories NV	$2,618,743
50,774	Covia Holdings Corp.(b)(c)	293,474
86,566	CVR Energy, Inc.	3,722,338
52,290	Dawson Geophysical Co.(b)	293,347
1,011,090	Denbury Resources, Inc.(b)	3,488,261
242,477	DHT Holdings, Inc.	1,219,659
101,406	Dorian LPG Ltd.(b)	806,178
73,023	Dril-Quip, Inc.(b)	3,107,859
184,161	Eclipse Resources Corp.(b)	209,944
399,654	EP Energy Corp., Class A(b)(c)	719,377
46,473	Era Group, Inc.(b)	526,074
82,409	Exterran Corp.(b)	1,721,524
113,462	Extraction Oil & Gas, Inc.(b)	906,561
204,469	Forum Energy Technologies, Inc.(b)	1,832,042
140,621	Frank’s International NV(b)(c)	998,409
379,856	Frontline Ltd. (Norway)(b)(c)	2,715,970
59,335	GasLog Ltd. (Monaco)	1,213,994
36,031	Geospace Technologies Corp.(b)	458,675
105,157	Golar LNG Ltd. (Bermuda)	2,816,104
182,659	Green Plains, Inc.	3,112,509
37,989	Gulf Island Fabrication, Inc.	322,907
299,158	Gulfport Energy Corp.(b)	2,725,329
82,726	Halcon Resources Corp.(b)(c)	274,650
58,313	Hallador Energy Co.	382,533
375,979	Helix Energy Solutions Group, Inc.(b)	3,203,341
223,040	HighPoint Resources Corp.(b)	829,709
270,597	Hornbeck Offshore Services, Inc.(b)(c)	852,381
75,476	Independence Contract Drilling, Inc.(b)	302,659
136,049	International Seaways, Inc.(b)	2,926,414
37,079	Jones Energy, Inc., Class A(b)(c)	118,282
8,958	Keane Group, Inc.(b)	112,602
50,063	Key Energy Services, Inc.(b)	453,070
332,009	Kosmos Energy Ltd. (Ghana)(b)	2,154,738
65,485	Laredo Petroleum, Inc.(b)	343,141
79,433	Lonestar Resources US, Inc., Class A(b)	610,840
25,687	Matador Resources Co.(b)	740,813
99,321	Matrix Service Co.(b)	2,019,196
10,818	NACCO Industries, Inc., Class A	373,654
21,109	Natural Gas Services Group, Inc.(b)	407,404
66,516	Navigator Holdings Ltd.(b)(c)	727,685
347,652	Navios Maritime Acquisition Corp. (Greece)(c)	122,756
103,648	Newfield Exploration Co.(b)	2,093,690
196,198	Newpark Resources, Inc.(b)	1,610,786
971,198	Nordic American Tankers Ltd.(c)	2,515,403
52,853	Ocean Rig UDW, Inc., Class A (Angola)(b)	1,600,917
140,571	Oil States International, Inc.(b)	3,130,516
517,390	Overseas Shipholding Group, Inc., Class A(b)	1,624,605
262,745	Pacific Ethanol, Inc.(b)	430,902
65,524	Par Pacific Holdings, Inc.(b)	1,158,464
114,110	Parsley Energy, Inc., Class A(b)	2,672,456
31,135	PHI, Inc.(b)	242,542
585,584	Pioneer Energy Services Corp.(b)	1,739,184
27,459	ProPetro Holding Corp.(b)	484,651

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
184,586	Renewable Energy Group, Inc.(b)	$5,736,933
5,939	Resolute Energy Corp.(b)(c)	165,282
12,717	REX American Resources Corp.(b)	943,220
30,398	RigNet, Inc.(b)(c)	519,806
25,203	Ring Energy, Inc.(b)	179,697
62,927	RPC, Inc.	936,354
85,072	Sanchez Energy Corp.(b)(c)	141,220
113,539	SandRidge Energy, Inc.(b)	1,016,174
983,075	Scorpio Tankers, Inc. (Monaco)	1,759,704
33,792	SEACOR Holdings, Inc.(b)	1,621,678
79,685	SEACOR Marine Holdings, Inc.(b)	1,456,642
115,025	SemGroup Corp., Class A	2,126,812
168,107	Ship Finance International Ltd. (Norway)	2,101,338
9,169	SilverBow Resources, Inc.(b)	240,778
612,405	Southwestern Energy Co.(b)	3,270,243
131,440	SRC Energy, Inc.(b)	930,595
17,711	Talos Energy, Inc.(b)	461,549
462,144	Teekay Corp. (Bermuda)(c)	3,064,015
967,972	Teekay Tankers Ltd., Class A (Bermuda)(c)	1,074,449
402,689	TETRA Technologies, Inc.(b)	1,195,986
16,039	Tidewater, Inc.(b)	430,647
292,753	Tsakos Energy Navigation Ltd. (Greece)(c)	966,085
175,008	Ultra Petroleum Corp.(b)(c)	210,010
136,309	Unit Corp.(b)	3,152,827
80,867	US Silica Holdings, Inc.(c)	1,132,138
315,586	W&T Offshore, Inc.(b)	2,127,050
40,130	WildHorse Resource Development Corp.(b)	851,157

		135,965,895

	Financials—17.1%
18,198	1st Source Corp.	847,845
10,500	Access National Corp.	272,685
74,185	AG Mortgage Investment Trust, Inc. REIT	1,283,400
13,190	Allegiance Bancshares, Inc.(b)	510,585
9,840	American National Insurance Co.	1,212,682
19,265	Ameris Bancorp	826,276
29,705	AMERISAFE, Inc.	1,933,498
251,593	AmTrust Financial Services, Inc.	3,607,844
332,778	Anworth Mortgage Asset Corp. REIT	1,450,912
133,777	Apollo Commercial Real Estate Finance, Inc. REIT	2,502,968
86,641	Arbor Realty Trust, Inc. REIT	1,046,623
69,075	Ares Commercial Real Estate Corp. REIT	999,515
69,108	Argo Group International Holdings Ltd.	4,257,744
47,026	Arlington Asset Investment Corp., Class A(c)	395,489
50,510	ARMOUR Residential REIT, Inc. REIT	1,100,108
41,835	Artisan Partners Asset Management, Inc., Class A	1,146,697
22,930	Atlantic Capital Bancshares, Inc.(b)	345,555
18,541	Atlas Financial Holdings, Inc.(b)	178,179
38,348	Axos Financial, Inc.(b)	1,164,245
59,112	Banc of California, Inc.	942,836
15,260	BancFirst Corp.	875,619
65,680	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,127,069

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
43,103	Bancorp, Inc. (The)(b)	$452,582
83,925	BancorpSouth Bank	2,408,648
6,570	Bank of Marin Bancorp	558,384
42,428	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,709,424
18,186	BankFinancial Corp.	256,786
36,472	Banner Corp.	2,108,811
70,070	Beneficial Bancorp, Inc.	1,095,194
43,624	Berkshire Hills Bancorp, Inc.	1,455,733
221,096	BGC Partners, Inc., Class A	2,341,407
41,602	Blucora, Inc.(b)	1,203,130
29,972	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	234,081
20,069	Blue Hills Bancorp, Inc.	465,801
37,835	BOK Financial Corp.	3,243,595
113,270	Boston Private Financial Holdings, Inc.	1,529,145
21,328	Bridge Bancorp, Inc.	633,442
47,057	BrightSphere Investment Group PLC	536,450
100,423	Brookline Bancorp, Inc.	1,556,557
17,323	Bryn Mawr Bank Corp.	691,881
5,170	C&F Financial Corp.	251,004
17,502	Cadence BanCorp	386,094
18,011	Camden National Corp.	730,346
11,448	Capital City Bank Group, Inc.	271,318
281,706	Capitol Federal Financial, Inc.	3,495,971
328,940	Capstead Mortgage Corp. REIT	2,256,528
6,611	Carolina Financial Corp.	218,758
72,547	Cathay General Bancorp	2,732,845
30,425	Cboe Global Markets, Inc.	3,433,461
40,159	CenterState Bank Corp.	987,108
37,053	Central Pacific Financial Corp.	1,001,913
10,873	Central Valley Community Bancorp	220,070
2,886	Century Bancorp, Inc., Class A	216,796
63,774	Chemical Financial Corp.	2,988,450
21,210	Cherry Hill Mortgage Investment Corp. REIT	379,871
13,382	Citizens & Northern Corp.	336,959
64,283	Citizens, Inc.(b)(c)	505,264
18,068	City Holding Co.	1,333,057
10,404	Civista Bancshares, Inc.	240,957
60,497	CNA Financial Corp.	2,623,755
19,179	CNB Financial Corp.	490,982
26,026	Cohen & Steers, Inc.	999,138
71,861	Columbia Banking System, Inc.	2,665,324
51,404	Community Bank System, Inc.	3,001,480
24,845	Community Trust Bancorp, Inc.	1,130,696
29,194	ConnectOne Bancorp, Inc.	605,192
69,212	Cowen, Inc.(b)	1,024,338
37,782	Crawford & Co., Class B	347,972
7,166	Credit Acceptance Corp.(b)	3,041,394
41,083	Customers Bancorp, Inc.(b)	841,791
100,075	CVB Financial Corp.	2,186,639
3,191	Diamond Hill Investment Group, Inc.	549,426
60,602	Dime Community Bancshares, Inc.	976,904
24,776	Ditech Holding Corp.(b)	26,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
23,073	Donegal Group, Inc., Class A	$309,870
93,866	Donnelley Financial Solutions, Inc.(b)	1,459,616
179,229	Dynex Capital, Inc. REIT	1,037,736
25,608	Eagle Bancorp, Inc.(b)	1,259,145
14,679	eHealth, Inc.(b)	504,370
13,039	EMC Insurance Group, Inc.	312,545
43,961	Employers Holdings, Inc.	2,020,448
45,120	Encore Capital Group, Inc.(b)	1,146,499
74,261	Enova International, Inc.(b)	1,756,273
15,871	Enstar Group Ltd. (Bermuda)(b)	2,882,174
15,580	Enterprise Financial Services Corp.	676,951
8,617	Equity Bancshares, Inc., Class A(b)	310,988
43,866	Essent Group Ltd.(b)	1,729,198
26,128	Evercore, Inc., Class A	2,134,396
173,030	Exantas Capital Corp. REIT	1,962,160
139,413	EZCORP, Inc., Class A(b)	1,385,765
17,619	FactSet Research Systems, Inc.	3,942,427
11,199	FB Financial Corp.	408,540
15,482	FBL Financial Group, Inc., Class A	1,067,948
25,117	FCB Financial Holdings, Inc., Class A(b)	982,828
11,087	Federal Agricultural Mortgage Corp., Class C	774,316
27,586	FedNat Holding Co.	593,927
26,959	Fidelity Southern Corp.	625,988
22,676	Financial Institutions, Inc.	647,400
532,073	First BanCorp/Puerto Rico(b)	4,911,034
19,461	First Bancorp/Southern Pines NC	717,916
33,705	First Busey Corp.	941,044
7,479	First Citizens BancShares, Inc., Class A	3,190,766
116,900	First Commonwealth Financial Corp.	1,578,150
19,682	First Community Bancshares, Inc.	679,619
21,723	First Defiance Financial Corp.	591,300
113,587	First Financial Bancorp	2,972,572
44,443	First Financial Bankshares, Inc.	2,621,693
13,746	First Financial Corp.	630,392
21,429	First Foundation, Inc.(b)	347,364
63,290	First Hawaiian, Inc.	1,568,326
6,046	First Internet Bancorp	155,805
27,800	First Interstate BancSystem, Inc., Class A	1,152,588
30,027	First Merchants Corp.	1,249,423
95,848	First Midwest Bancorp, Inc.	2,200,670
22,709	First of Long Island Corp. (The)	458,949
32,923	FirstCash, Inc.	2,647,009
33,625	Flagstar Bancorp, Inc.(b)	1,035,314
43,630	Flushing Financial Corp.	989,965
13,435	Franklin Financial Network, Inc.(b)	455,447
97,661	GAIN Capital Holdings, Inc.(c)	746,130
19,769	German American Bancorp, Inc.	626,875
79,898	Glacier Bancorp, Inc.	3,387,675
40,209	Granite Point Mortgage Trust, Inc. REIT	748,289
30,307	Great Ajax Corp. REIT	395,203
15,900	Great Southern Bancorp, Inc.	860,985
64,868	Great Western Bancorp, Inc.	2,377,412
19,379	Green Bancorp, Inc.	358,512
28,462	Green Dot Corp., Class A(b)	2,155,712
86,708	Greenhill & Co., Inc.	1,911,911

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
67,329	Greenlight Capital Re Ltd., Class A(b)	$780,343
17,021	Guaranty Bancorp	442,886
32,572	Hanmi Financial Corp.	683,361
11,305	HarborOne Bancorp, Inc.(b)	205,751
20,493	HCI Group, Inc.	894,929
20,738	Heartland Financial USA, Inc.	1,102,017
28,370	Heritage Commerce Corp.	411,649
26,369	Heritage Financial Corp.	862,794
57,733	Heritage Insurance Holdings, Inc.(c)	805,953
92,176	Hilltop Holdings, Inc.	1,834,302
1,062	Hingham Institution for Savings	216,223
103,690	Home BancShares, Inc.	1,974,258
37,720	HomeStreet, Inc.(b)	979,966
19,272	HomeTrust Bancshares, Inc.(b)	525,355
157,482	Hope Bancorp, Inc.	2,280,339
75,167	Horace Mann Educators Corp.	2,952,560
27,272	Horizon Bancorp, Inc.	457,079
16,630	Houlihan Lokey, Inc., Class A	684,823
111,493	Hunt Cos. Finance Trust, Inc. REIT	392,455
18,905	Independent Bank Corp.	418,368
25,203	Independent Bank Corp.	1,977,175
8,634	Independent Bank Group, Inc.	499,995
10,910	Interactive Brokers Group, Inc., Class A	539,063
73,889	International Bancshares Corp.	2,859,504
24,692	INTL. FCStone, Inc.(b)	1,118,054
44,596	Investment Technology Group, Inc.	1,225,498
1,234	Investors Title Co.	224,588
63,469	James River Group Holdings Ltd.	2,443,557
130,774	Kearny Financial Corp.	1,692,216
4,981	Kinsale Capital Group, Inc.	297,416
126,137	Ladder Capital Corp., Class A REIT	2,124,147
47,044	Lakeland Bancorp, Inc.	774,815
20,205	Lakeland Financial Corp.	869,421
38,927	LegacyTexas Financial Group, Inc.	1,499,857
326,021	LendingClub Corp.(b)	1,053,048
742	LendingTree, Inc.(b)	149,654
14,617	Live Oak Bancshares, Inc.	268,953
404,898	Maiden Holdings Ltd.	1,421,192
9,254	MarketAxess Holdings, Inc.	1,940,286
17,863	Marlin Business Services Corp.	474,799
22,663	Mercantile Bank Corp.	719,777
73,356	Mercury General Corp.	4,350,744
34,722	Meridian Bancorp, Inc.	549,996
17,505	Meta Financial Group, Inc.	441,826
22,069	Midland States Bancorp, Inc.	595,201
16,799	MidWestOne Financial Group, Inc.	483,979
11,912	Moelis & Co., Class A	480,768
11,299	Morningstar, Inc.	1,410,115
24,359	MSCI, Inc.	3,663,106
19,017	National Bank Holdings Corp., Class A	642,014
7,292	National Commerce Corp.(b)	270,533
76,709	National General Holdings Corp.	2,137,113
5,338	National Western Life Group, Inc., Class A	1,437,417
26,676	Navigators Group, Inc. (The)	1,844,645
61,074	NBT Bancorp, Inc.	2,228,590
47,172	Nelnet, Inc., Class A	2,655,312

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
506,208	New York Mortgage Trust, Inc. REIT	$3,108,117
8,554	Nicolet Bankshares, Inc.(b)	456,784
27,681	NMI Holdings, Inc., Class A(b)	585,176
55,421	Northfield Bancorp, Inc.	729,895
11,251	Northrim Bancorp, Inc.	427,876
174,297	Northwest Bancshares, Inc.	2,813,154
32,757	OceanFirst Financial Corp.	829,407
630,018	Ocwen Financial Corp.(b)	2,205,063
159,667	OFG Bancorp	2,728,709
186,232	Old National Bancorp	3,324,241
25,885	Old Second Bancorp, Inc.	368,085
89,282	On Deck Capital, Inc.(b)	616,046
33,343	Oppenheimer Holdings, Inc., Class A	1,025,631
27,559	Opus Bank	523,345
52,405	Orchid Island Capital, Inc. REIT(c)	342,729
95,391	Oritani Financial Corp.	1,393,663
18,084	Pacific Premier Bancorp, Inc.(b)	528,595
20,746	Park National Corp.	1,896,184
15,075	Peapack-Gladstone Financial Corp.	406,874
7,562	Penns Woods Bancorp, Inc.	306,261
20,317	Peoples Bancorp, Inc.	695,451
9,837	People’s Utah Bancorp	329,638
33,549	Pinnacle Financial Partners, Inc.	1,754,613
19,538	Piper Jaffray Cos.	1,355,546
80,914	PRA Group, Inc.(b)	2,495,388
7,717	Preferred Bank	396,731
94,341	Provident Financial Services, Inc.	2,301,920
9,037	QCR Holdings, Inc.	329,218
42,498	Ready Capital Corp. REIT	651,069
236,008	Redwood Trust, Inc. REIT	3,875,251
23,454	Regional Management Corp.(b)	676,882
46,233	Renasant Corp.	1,612,607
12,313	Republic Bancorp, Inc., Class A	552,484
42,569	S&T Bancorp, Inc.	1,707,443
21,422	Safeguard Scientifics, Inc.(b)	183,158
28,206	Safety Insurance Group, Inc.	2,348,996
30,061	Sandy Spring Bancorp, Inc.	1,068,669
26,784	Seacoast Banking Corp. of Florida(b)	704,687
21,156	ServisFirst Bancshares, Inc.	761,193
13,960	Sierra Bancorp	380,131
62,529	Simmons First National Corp., Class A	1,674,527
24,079	South State Corp.	1,629,426
5,721	Southern Missouri Bancorp, Inc.	192,626
16,822	Southern National Bancorp of Virginia, Inc.	254,180
33,784	Southside Bancshares, Inc.	1,070,277
24,032	State Auto Financial Corp.	763,977
32,269	State Bank Financial Corp.	825,118
109,485	Sterling Bancorp	1,968,540
50,611	Stewart Information Services Corp.	2,089,222
22,238	Stock Yards Bancorp, Inc.	705,167
12,903	Territorial Bancorp, Inc.	351,478
39,500	TFS Financial Corp.	581,045
140,074	Third Point Reinsurance Ltd. (Bermuda)(b)	1,549,218
17,130	Tompkins Financial Corp.	1,252,717
59,341	Towne Bank	1,669,262
19,450	TPG RE Finance Trust, Inc. REIT	385,499

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
21,812	TriCo Bancshares	$785,668
23,357	TriState Capital Holdings, Inc.(b)	589,064
12,066	Triumph Bancorp, Inc.(b)	432,687
137,180	TrustCo Bank Corp.	1,027,478
114,249	Trustmark Corp.	3,518,869
48,357	UMB Financial Corp.	3,087,594
44,879	Union Bankshares Corp.	1,532,169
62,053	United Community Banks, Inc.	1,543,258
72,927	United Financial Bancorp, Inc.	1,126,722
41,213	United Fire Group, Inc.	2,218,496
15,190	United Insurance Holdings Corp.	299,547
47,130	Universal Insurance Holdings, Inc.	1,978,517
32,911	Univest Corp. of Pennsylvania	821,459
9,672	Veritex Holdings, Inc.(b)	227,872
8,953	Virtu Financial, Inc., Class A	212,365
8,030	Virtus Investment Partners, Inc.	797,700
36,645	Walker & Dunlop, Inc.	1,537,624
18,752	Washington Trust Bancorp, Inc.	962,915
35,289	Waterstone Financial, Inc.	576,622
63,885	WesBanco, Inc.	2,561,789
30,334	Westamerica Bancorporation(c)	1,765,742
59,098	Western Alliance Bancorp(b)	2,850,888
168,743	Western Asset Mortgage Capital Corp. REIT	1,682,368
9,594	Westwood Holdings Group, Inc.	406,306
86,069	WisdomTree Investments, Inc.	668,756
14,524	World Acceptance Corp.(b)	1,474,041
23,873	WSFS Financial Corp.	1,015,319

		335,334,351

	Health Care—8.7%
3,405	ABIOMED, Inc.(b)	1,161,786
15,862	ACADIA Pharmaceuticals, Inc.(b)	308,992
5,687	Acceleron Pharma, Inc.(b)	288,729
78,626	Accuray, Inc.(b)	353,031
117,639	Aceto Corp.	241,160
145,237	Achillion Pharmaceuticals, Inc.(b)	415,378
45,149	Acorda Therapeutics, Inc.(b)	862,797
10,501	Addus HomeCare Corp.(b)	687,816
30,456	Adverum Biotechnologies, Inc.(b)	127,915
5,154	Agios Pharmaceuticals, Inc.(b)	325,011
6,350	Aimmune Therapeutics, Inc.(b)	168,783
58,374	Akorn, Inc.(b)	389,355
32,252	Alder Biopharmaceuticals, Inc.(b)	409,600
10,900	Align Technology, Inc.(b)	2,411,080
28,244	Alkermes PLC(b)	1,153,203
248,546	Allscripts Healthcare Solutions, Inc.(b)	2,960,183
8,080	Alnylam Pharmaceuticals, Inc.(b)	649,874
92,891	AMAG Pharmaceuticals, Inc.(b)	1,997,157
24,602	Amedisys, Inc.(b)	2,706,220
19,622	American Renal Associates Holdings, Inc.(b)	378,508
28,473	Amicus Therapeutics, Inc.(b)	318,328
38,925	AMN Healthcare Services, Inc.(b)	1,970,384
66,714	Amneal Pharmaceuticals, Inc.(b)	1,230,873
31,532	Amphastar Pharmaceuticals, Inc.(b)	565,999
67,805	AngioDynamics, Inc.(b)	1,385,256

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
4,166	ANI Pharmaceuticals, Inc.(b)	$202,176
9,012	Anika Therapeutics, Inc.(b)	322,269
113,714	Assertio Therapeutics, Inc.(b)	552,081
3,874	Atara Biotherapeutics, Inc.(b)	132,375
13,943	athenahealth, Inc.(b)	1,778,290
17,796	AtriCure, Inc.(b)	566,091
827	Atrion Corp.	564,163
69,714	Avanos Medical, Inc.(b)	3,945,812
208,660	BioScrip, Inc.(b)	559,209
18,623	Bio—Techne Corp.	3,123,450
10,111	BioTelemetry, Inc.(b)	587,449
4,905	Bluebird Bio, Inc.(b)	562,604
3,167	Blueprint Medicines Corp.(b)	192,459
53,587	Bruker Corp.	1,678,881
24,914	Cambrex Corp.(b)	1,327,667
8,528	Cantel Medical Corp.	674,991
53,675	Capital Senior Living Corp.(b)	483,075
10,015	Cardiovascular Systems, Inc.(b)	280,921
131,074	Celldex Therapeutics, Inc.(b)	41,223
32,471	Charles River Laboratories International, Inc.(b)	3,955,617
9,385	Chemed Corp.	2,856,137
77,727	Chimerix, Inc.(b)	271,267
59,007	Civitas Solutions, Inc.(b)	853,241
24,871	Computer Programs & Systems, Inc.(c)	621,775
29,204	CONMED Corp.	1,969,226
8,656	CorVel Corp.(b)	501,702
53,310	Cross Country Healthcare, Inc.(b)	470,727
20,977	CryoLife, Inc.(b)	649,867
9,956	Dermira, Inc.(b)	124,948
9,902	DexCom, Inc.(b)	1,314,689
86,042	Diplomat Pharmacy, Inc.(b)	1,707,073
20,106	Emergent BioSolutions, Inc.(b)	1,230,286
5,647	Enanta Pharmaceuticals, Inc.(b)	435,723
56,959	Endologix, Inc.(b)	69,490
54,121	Ensign Group, Inc. (The)	2,004,642
52,038	Evolent Health, Inc., Class A(b)	1,155,244
8,517	Exact Sciences Corp.(b)	605,133
4,361	FibroGen, Inc.(b)	186,956
28,047	Five Prime Therapeutics, Inc.(b)	340,491
8,314	Flexion Therapeutics, Inc.(b)(c)	112,572
7,033	Genomic Health, Inc.(b)	504,336
34,466	Globus Medical, Inc., Class A(b)	1,821,528
30,887	Haemonetics Corp.(b)	3,226,765
8,871	HealthEquity, Inc.(b)	814,358
22,925	HealthStream, Inc.	603,157
105,224	HMS Holdings Corp.(b)	3,032,556
150,588	Horizon Pharma PLC(b)	2,742,207
31,687	ICON PLC(b)	4,375,341
4,869	ICU Medical, Inc.(b)	1,240,280
16,314	IDEXX Laboratories, Inc.(b)	3,460,526
12,989	Incyte Corp.(b)	841,947
20,646	Innoviva, Inc.(b)	288,218
2,810	Inogen, Inc.(b)	532,692
51,354	Inovalon Holdings, Inc., Class A(b)(c)	483,241
3,810	Insulet Corp.(b)	336,080

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
34,185	Insys Therapeutics, Inc.(b)(c)	$291,598
45,481	Integer Holdings Corp.(b)	3,386,970
35,936	Integra LifeSciences Holdings Corp.(b)	1,925,092
4,487	Intercept Pharmaceuticals, Inc.(b)	430,797
17,351	Intra-Cellular Therapies, Inc.(b)	294,620
26,360	Intrexon Corp.(b)(c)	304,722
62,782	Invacare Corp.	811,143
5,796	Ionis Pharmaceuticals, Inc.(b)	287,192
22,422	K2M Group Holdings, Inc.(b)	613,914
62,799	Lannett Co., Inc.(b)(c)	229,844
18,187	Lantheus Holdings, Inc.(b)	254,072
30,322	LHC Group, Inc.(b)	2,772,340
3,838	Ligand Pharmaceuticals, Inc.(b)	632,541
33,077	LivaNova PLC(b)	3,704,293
40,016	Luminex Corp.	1,151,260
14,807	MacroGenics, Inc.(b)	243,723
18,029	Masimo Corp.(b)	2,084,152
33,025	Medicines Co. (The)(b)	768,162
14,156	Medidata Solutions, Inc.(b)	995,167
6,982	Medpace Holdings, Inc.(b)	363,762
76,456	Meridian Bioscience, Inc.	1,239,352
29,495	Merit Medical Systems, Inc.(b)	1,684,754
20,180	MiMedx Group, Inc.(b)(c)	117,448
32,756	Momenta Pharmaceuticals, Inc.(b)	409,778
72,903	Myriad Genetics, Inc.(b)	3,282,822
32,777	Natus Medical, Inc.(b)	979,377
2,683	Nektar Therapeutics(b)	103,778
17,790	Neogen Corp.(b)	1,080,209
30,741	NeoGenomics, Inc.(b)	566,864
4,529	Neurocrine Biosciences, Inc.(b)	485,282
4,169	Nevro Corp.(b)	203,280
105,261	NextGen Healthcare, Inc.(b)	1,554,705
45,487	NuVasive, Inc.(b)	2,555,005
23,432	NxStage Medical, Inc.(b)	665,000
27,572	Omnicell, Inc.(b)	1,949,340
448,862	OPKO Health, Inc.(b)(c)	1,517,154
16,898	OraSure Technologies, Inc.(b)	234,882
15,124	Orthofix Medical, Inc.(b)	919,842
36,598	Otonomy, Inc.(b)	85,273
12,741	Pacira Pharmaceuticals, Inc.(b)	622,907
1,280,449	PDL BioPharma, Inc.(b)	3,188,318
4,042	Penumbra, Inc.(b)	549,712
14,876	Phibro Animal Health Corp., Class A	638,478
4,516	Portola Pharmaceuticals, Inc.(b)	88,920
25,404	PRA Health Sciences, Inc.(b)	2,460,885
51,553	Premier, Inc., Class A(b)	2,319,885
79,604	Prestige Consumer Healthcare, Inc.(b)	2,878,481
13,404	Prothena Corp. PLC (Ireland)(b)	166,210
23,273	Providence Service Corp. (The)(b)	1,538,113
2,868	Puma Biotechnology, Inc.(b)	106,259
9,208	Quidel Corp.(b)	592,627
145,226	Quorum Health Corp.(b)	577,999
8,212	Radius Health, Inc.(b)	129,996
98,507	RadNet, Inc.(b)	1,457,904
10,190	Repligen Corp.(b)	552,502
17,811	Retrophin, Inc.(b)	457,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
2,480	Sage Therapeutics, Inc.(b)	$319,126
6,088	Sarepta Therapeutics, Inc.(b)	814,331
12,233	Seattle Genetics, Inc.(b)	686,638
6,195	Spark Therapeutics, Inc.(b)	278,713
15,231	Spectrum Pharmaceuticals, Inc.(b)	181,249
7,518	Supernus Pharmaceuticals, Inc.(b)	357,556
34,917	Surgery Partners, Inc.(b)(c)	474,522
9,998	SurModics, Inc.(b)	634,173
26,954	Syneos Health, Inc., Class A(b)	1,229,911
15,236	Taro Pharmaceutical Industries Ltd.(b)	1,516,134
7,766	Teladoc Health, Inc.(b)	538,494
8,429	TESARO, Inc.(b)	243,430
11,772	Theravance Biopharma, Inc.(b)(c)	285,706
28,092	Tivity Health, Inc.(b)	966,646
88,543	Triple-S Management Corp., Class B(b)	1,519,398
10,571	Ultragenyx Pharmaceutical, Inc.(b)	512,165
8,998	US Physical Therapy, Inc.	967,465
2,331	Utah Medical Products, Inc.	203,217
12,348	Vanda Pharmaceuticals, Inc.(b)	234,242
43,668	Varex Imaging Corp.(b)	1,133,621
18,630	Veeva Systems, Inc., Class A(b)	1,701,851
15,109	Vertex Pharmaceuticals, Inc.(b)	2,560,371
7,723	Vocera Communications, Inc.(b)	268,065
39,603	West Pharmaceutical Services, Inc.	4,194,750
59,536	Wright Medical Group NV(b)	1,606,281
12,631	Xencor, Inc.(b)	413,286

		170,129,718

	Industrials—17.4%
19,779	AAON, Inc.	682,178
59,029	AAR Corp.	2,808,600
164,680	Acacia Research Corp.(b)	540,150
238,128	ACCO Brands Corp.	1,921,693
80,808	Actuant Corp., Class A	1,927,271
72,079	Advanced Disposal Services, Inc.(b)	1,952,620
39,145	Advanced Drainage Systems, Inc.	1,087,839
86,507	Aegion Corp.(b)	1,674,775
58,366	Aerojet Rocketdyne Holdings, Inc.(b)	2,061,487
12,538	Aerovironment, Inc.(b)	1,128,044
75,873	Air Transport Services Group, Inc.(b)	1,487,111
144,446	Aircastle Ltd.	2,806,586
8,367	Alamo Group, Inc.	717,219
47,534	Alaska Air Group, Inc.	2,919,538
24,062	Albany International Corp., Class A	1,683,859
4,940	Allegiant Travel Co.	563,852
40,829	Allegion PLC	3,500,270
6,149	Allied Motion Technologies, Inc.	268,465
26,914	Altra Industrial Motion Corp.	868,515
6,987	AMERCO	2,281,116
21,338	American Railcar Industries, Inc.(c)	1,491,740
8,691	American Woodmark Corp.(b)	525,284
34,260	Apogee Enterprises, Inc.	1,236,786
49,296	Applied Industrial Technologies, Inc.	3,240,226
169,494	ARC Document Solutions, Inc.(b)	386,446
78,239	ArcBest Corp.	2,904,232
22,704	Argan, Inc.	999,430

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
94,510	Armstrong Flooring, Inc.(b)	$1,469,630
54,813	Armstrong World Industries, Inc.(b)	3,384,703
43,351	ASGN, Inc.(b)	2,907,985
25,458	Astec Industries, Inc.	957,475
22,541	Astronics Corp.(b)	657,296
51,062	Atkore International Group, Inc.(b)	983,454
21,338	Atlas Air Worldwide Holdings, Inc.(b)	1,101,468
16,999	Axon Enterprise, Inc.(b)	1,049,178
42,596	AZZ, Inc.	1,889,133
452,845	Babcock & Wilcox Enterprises, Inc.(b)	442,701
45,602	Barnes Group, Inc.	2,581,073
9,048	Barrett Business Services, Inc.	569,300
118,031	BMC Stock Holdings, Inc.(b)	1,975,839
61,342	Brady Corp., Class A	2,471,469
105,031	Briggs & Stratton Corp.	1,526,100
44,719	Brink’s Co. (The)	2,965,764
158,892	Builders FirstSource, Inc.(b)	1,967,083
44,328	BWX Technologies, Inc.	2,591,415
34,171	Caesarstone Ltd.(c)	539,560
47,667	CAI International, Inc.(b)	1,187,385
30,205	Casella Waste Systems, Inc., Class A(b)	983,475
82,702	CBIZ, Inc.(b)	1,834,330
102,270	CECO Environmental Corp.(b)	760,889
43,338	Chart Industries, Inc.(b)	2,949,151
62,416	China Yuchai International Ltd. (China)	899,415
10,376	Cimpress NV (Netherlands)(b)	1,296,896
19,101	CIRCOR International, Inc.	620,973
536,703	Civeo Corp.(b)	1,529,604
25,179	Columbus McKinnon Corp.	924,825
41,436	Comfort Systems USA, Inc.	2,215,997
70,971	Commercial Vehicle Group, Inc.(b)	474,796
43,733	Continental Building Products, Inc.(b)	1,216,215
10,986	Copa Holdings SA, Class A (Panama)	795,716
69,143	Copart, Inc.(b)	3,381,784
278,514	Costamare, Inc. (Monaco)	1,476,124
8,708	CoStar Group, Inc.(b)	3,147,245
31,730	Covenant Transportation Group, Inc., Class A(b)	794,202
11,004	CRA International, Inc.	463,819
14,497	CSW Industrials, Inc.(b)	667,297
30,831	Cubic Corp.	2,022,822
125,996	Diana Containerships, Inc. (Greece)(b)(c)	272,151
318,790	Diana Shipping, Inc. (Greece)(b)(c)	1,214,590
12,141	DMC Global, Inc.	468,036
25,795	Douglas Dynamics, Inc.	1,119,245
33,774	Ducommun, Inc.(b)	1,255,042
48,108	DXP Enterprises, Inc.(b)	1,528,872
28,027	Dycom Industries, Inc.(b)	1,902,473
72,243	Eagle Bulk Shipping, Inc.(b)	360,493
55,822	Echo Global Logistics, Inc.(b)	1,435,184
29,098	Encore Wire Corp.	1,286,132
42,164	Engility Holdings, Inc.(b)	1,308,349
56,507	Ennis, Inc.	1,093,975
72,427	Enphase Energy, Inc.(b)(c)	328,819
19,572	EnPro Industries, Inc.	1,217,378
20,992	ESCO Technologies, Inc.	1,285,130

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
233,074	Essendant, Inc.	$2,969,363
23,514	Exponent, Inc.	1,186,516
69,789	Federal Signal Corp.	1,534,660
9,293	Forrester Research, Inc.	374,322
27,932	Forward Air Corp.	1,675,641
10,701	Franklin Covey Co.(b)	239,060
46,540	Franklin Electric Co., Inc.	1,974,227
45,785	FreightCar America, Inc.(b)	654,725
86,275	FTI Consulting, Inc.(b)	5,962,465
123,412	FuelCell Energy, Inc.(b)(c)	104,320
28,718	Gardner Denver Holdings, Inc.(b)	777,109
20,304	Genco Shipping & Trading Ltd.(b)	223,750
49,790	Gibraltar Industries, Inc.(b)	1,774,516
50,126	Global Brass & Copper Holdings, Inc.	1,584,984
48,248	GMS, Inc.(b)	793,197
98,651	Golden Ocean Group Ltd. (Norway)	750,734
43,146	Goldfield Corp. (The)(b)	159,640
25,511	GP Strategies Corp.(b)	372,716
82,578	Graco, Inc.	3,355,144
13,282	Graham Corp.	326,870
61,669	Granite Construction, Inc.	2,819,507
177,170	Great Lakes Dredge & Dock Corp.(b)	1,029,358
63,063	Greenbrier Cos., Inc. (The)	2,992,339
67,203	Griffon Corp.	814,500
77,141	H&E Equipment Services, Inc.	1,858,327
193,691	Harsco Corp.(b)	5,320,692
28,588	Hawaiian Holdings, Inc.	989,431
126,644	HC2 Holdings, Inc.(b)	658,549
48,371	Healthcare Services Group, Inc.(c)	1,963,379
57,098	Heartland Express, Inc.	1,111,698
16,166	HEICO Corp.	1,355,196
32,235	HEICO Corp., Class A	2,148,785
34,047	Heidrick & Struggles International, Inc.	1,174,962
37,907	Herc Holdings, Inc.(b)	1,215,298
16,872	Heritage-Crystal Clean, Inc.(b)	387,887
84,253	Herman Miller, Inc.	2,776,136
73,081	Hillenbrand, Inc.	3,500,580
84,653	HNI Corp.	3,207,502
32,729	Hudson Technologies, Inc.(b)(c)	27,122
8,760	Hurco Cos., Inc.	356,882
52,628	Huron Consulting Group, Inc.(b)	2,867,700
44,325	Huttig Building Products, Inc.(b)(c)	165,332
24,251	Hyster-Yale Materials Handling, Inc.	1,465,973
35,377	ICF International, Inc.	2,605,162
19,351	IES Holdings, Inc.(b)	343,287
116,216	InnerWorkings, Inc.(b)	835,593
35,303	Insperity, Inc.	3,878,035
21,814	Insteel Industries, Inc.	569,782
62,541	Interface, Inc.	1,018,793
62,309	JELD-WEN Holding, Inc.(b)	1,013,144
11,404	John Bean Technologies Corp.	1,185,674
7,983	Kadant, Inc.	787,922
39,607	Kaman Corp.	2,515,837
104,986	Kelly Services, Inc., Class A	2,466,121
79,984	KeyW Holding Corp. (The)(b)	626,275
39,751	Kforce, Inc.	1,225,126

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
48,536	Kimball International, Inc., Class B	$798,903
81,341	Knoll, Inc.	1,614,619
52,052	Korn/Ferry International	2,349,627
72,571	Kratos Defense & Security Solutions, Inc.(b)	909,315
34,063	Landstar System, Inc.	3,409,366
14,706	LB Foster Co., Class A(b)	267,355
11,307	Lindsay Corp.	1,081,175
225,558	LSC Communications, Inc.	2,127,012
50,135	LSI Industries, Inc.	216,583
21,282	Lydall, Inc.(b)	635,693
29,341	Manitex International, Inc.(b)	250,572
30,853	Manitowoc Co., Inc. (The)(b)	563,993
44,206	Marten Transport Ltd.	851,408
41,854	Masonite International Corp.(b)	2,318,293
18,383	Matson, Inc.	644,876
40,830	Matthews International Corp., Class A	1,699,345
35,678	McGrath RentCorp	1,904,848
19,175	Mercury Systems, Inc.(b)	898,540
89,977	Milacron Holdings Corp.(b)	1,259,678
33,918	Mistras Group, Inc.(b)	674,968
44,053	Mobile Mini, Inc.	1,811,459
33,897	MSA Safety, Inc.	3,540,203
117,242	Mueller Industries, Inc.	2,854,843
162,927	Mueller Water Products, Inc., Class A	1,671,631
13,652	Multi-Color Corp.	725,740
45,147	MYR Group, Inc.(b)	1,507,458
11,570	National Presto Industries, Inc.(c)	1,442,432
98,636	Navigant Consulting, Inc.	2,130,538
440,966	Navios Maritime Holdings, Inc. (Greece)(b)(c)	242,531
65,524	NCI Building Systems, Inc.(b)	802,669
37,040	NN, Inc.	429,664
25,997	Northwest Pipe Co.(b)	463,007
5,451	NV5 Global, Inc.(b)	425,560
74,423	Orion Group Holdings, Inc.(b)	351,277
6,510	P.A.M. Transportation Services, Inc.(b)(c)	381,616
18,004	Park-Ohio Holdings Corp.	595,572
17,205	Patrick Industries, Inc.(b)	748,590
40,455	PGT Innovations, Inc.(b)	819,618
49,694	PICO Holdings, Inc.(b)	567,505
28,448	Powell Industries, Inc.	829,544
74,903	Primoris Services Corp.	1,585,696
7,685	Proto Labs, Inc.(b)	917,973
137,020	Quad/Graphics, Inc., Class A	2,114,219
56,278	Quanex Building Products Corp.	834,040
28,471	Raven Industries, Inc.	1,237,919
12,588	RBC Bearings, Inc.(b)	1,858,996
60,552	Resources Connection, Inc.	988,209
25,602	REV Group, Inc.(c)	279,318
138,032	Roadrunner Transportation Systems, Inc.(b)	63,426
36,781	Rollins, Inc.	2,177,435
128,168	Safe Bulkers, Inc. (Greece)(b)	324,265
30,806	Saia, Inc.(b)	1,936,465
113,828	Scorpio Bulkers, Inc.	723,946
350,122	Seaspan Corp. (Hong Kong)(c)	3,130,091
34,966	Simpson Manufacturing Co., Inc.	1,995,859
18,901	SiteOne Landscape Supply, Inc.(b)	1,286,024

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
20,385	SkyWest, Inc.	$1,167,857
36,680	SP Plus Corp.(b)	1,172,293
33,294	Spartan Motors, Inc.	224,069
19,347	Sparton Corp.(b)	239,516
34,422	Spirit Airlines, Inc.(b)	1,786,502
39,112	SPX Corp.(b)	1,146,764
78,514	SPX FLOW, Inc.(b)	2,687,534
11,608	Standex International Corp.	941,641
38,298	Star Bulk Carriers Corp. (Greece)(b)	465,321
222,550	Steelcase, Inc., Class A	3,694,330
48,336	Sterling Construction Co., Inc.(b)	549,097
15,726	Sun Hydraulics Corp.	729,686
124,776	Sunrun, Inc.(b)	1,529,754
17,242	Systemax, Inc.	557,089
92,915	Team, Inc.(b)(c)	1,849,008
20,597	Tennant Co.	1,258,889
57,268	Tetra Tech, Inc.	3,781,979
113,014	Textainer Group Holdings Ltd.(b)	1,325,654
41,048	Thermon Group Holdings, Inc.(b)	885,816
115,765	Titan International, Inc.	817,301
89,333	Titan Machinery, Inc.(b)	1,272,995
10,349	TPI Composites, Inc.(b)	261,416
14,903	Trex Co., Inc.(b)	913,554
75,007	TriMas Corp.(b)	2,208,956
32,702	TriNet Group, Inc.(b)	1,536,667
95,647	Triton International Ltd. (Bermuda)	3,076,964
98,368	TrueBlue, Inc.(b)	2,294,925
11,850	Twin Disc, Inc.(b)	226,690
15,421	UniFirst Corp.	2,302,355
83,865	Universal Forest Products, Inc.	2,370,864
19,254	US Ecology, Inc.	1,346,432
25,624	USA Truck, Inc.(b)	504,024
45,804	Vectrus, Inc.(b)	1,227,547
78,777	Veritiv Corp.(b)	2,626,425
33,183	Viad Corp.	1,589,134
13,417	VSE Corp.	420,757
121,549	Wabash National Corp.	1,835,390
15,403	WageWorks, Inc.(b)	613,193
26,288	Watts Water Technologies, Inc., Class A	1,841,474
104,399	Welbilt, Inc.(b)	1,954,349
73,501	Werner Enterprises, Inc.	2,365,997
168,209	Wesco Aircraft Holdings, Inc.(b)	1,712,368
8,127	Willis Lease Finance Corp.(b)	281,357
46,284	Woodward, Inc.	3,408,354

		340,760,426

	Information Technology—13.8%
4,007	2U, Inc.(b)	252,080
117,122	3D Systems Corp.(b)(c)	1,414,834
27,605	8x8, Inc.(b)	474,530
10,647	Acacia Communications, Inc.(b)	367,002
117,315	ACI Worldwide, Inc.(b)	2,943,433
91,109	ADTRAN, Inc.	1,224,505
18,926	Advanced Energy Industries, Inc.(b)	814,386
39,764	Alpha & Omega Semiconductor Ltd.(b)	368,612
19,114	Ambarella, Inc.(b)(c)	664,785

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
321,908	Amkor Technology, Inc.(b)	$2,301,642
13,881	Applied Optoelectronics, Inc.(b)(c)	272,484
7,762	Arista Networks, Inc.(b)	1,787,977
12,448	Aspen Technology, Inc.(b)	1,056,711
7,180	Atlassian Corp. PLC, Class A(b)	545,034
31,256	Autodesk, Inc.(b)	4,039,838
14,949	Aviat Networks, Inc.(b)	221,395
120,513	Avid Technology, Inc.(b)	638,719
71,686	AVX Corp.	1,195,722
16,686	Axcelis Technologies, Inc.(b)	288,000
27,776	AXT, Inc.(b)	183,044
17,209	Badger Meter, Inc.	845,134
24,698	Bel Fuse, Inc., Class B	543,356
224,000	Black Box Corp.(b)(c)	192,640
47,209	Black Knight, Inc.(b)	2,302,383
13,488	Blackbaud, Inc.	967,359
19,529	Bottomline Technologies (DE), Inc.(b)	1,301,413
53,926	Brooks Automation, Inc.	1,673,324
24,782	Cabot Microelectronics Corp.	2,419,219
21,290	CalAmp Corp.(b)	424,523
71,229	Calix, Inc.(b)	519,972
100,271	Cardtronics PLC, Class A(b)	2,723,360
10,282	Cass Information Systems, Inc.	679,640
50,806	CDK Global, Inc.	2,908,135
148,789	Ceragon Networks Ltd. (Israel)(b)	495,467
10,180	CEVA, Inc.(b)	250,835
158,153	Ciena Corp.(b)	4,943,863
81,430	Cirrus Logic, Inc.(b)	3,048,739
36,333	Cognex Corp.	1,556,506
11,661	Coherent, Inc.(b)	1,435,936
38,147	Cohu, Inc.	793,458
20,521	CommVault Systems, Inc.(b)	1,194,733
56,548	Comtech Telecommunications Corp.	1,578,820
12,630	Control4 Corp.(b)	352,630
5,443	Cornerstone OnDemand, Inc.(b)	268,068
63,463	Cray, Inc.(b)	1,439,975
33,005	CSG Systems International, Inc.	1,158,475
29,471	CTS Corp.	786,581
11,532	CyberArk Software Ltd. (Israel)(b)	787,174
88,632	Daktronics, Inc.	647,900
27,959	Dell Technologies, Inc., Class V(b)	2,527,214
58,551	Digi International, Inc.(b)	679,192
61,800	Diodes, Inc.(b)	1,865,742
33,917	Dolby Laboratories, Inc., Class A	2,333,829
24,010	DSP Group, Inc.(b)	293,642
148,969	Eastman Kodak Co.(b)(c)	363,484
9,054	Ebix, Inc.	518,885
32,047	Electro Scientific Industries, Inc.(b)	929,363
80,050	Electronics For Imaging, Inc.(b)	2,437,522
12,517	Ellie Mae, Inc.(b)	829,627
56,814	EMCORE Corp.(b)	280,093
69,955	Endurance International Group Holdings, Inc.(b)	690,456
82,151	Entegris, Inc.	2,180,288
16,321	Envestnet, Inc.(b)	849,018
17,746	EPAM Systems, Inc.(b)	2,120,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
22,133	ePlus, Inc.(b)	$1,878,649
40,779	Euronet Worldwide, Inc.(b)	4,533,809
119,929	Everi Holdings, Inc.(b)	863,489
69,320	EVERTEC, Inc.	1,807,866
25,229	ExlService Holdings, Inc.(b)	1,617,179
40,037	Extreme Networks, Inc.(b)	222,205
51,835	Fabrinet (Thailand)(b)	2,245,492
10,108	Fair Isaac Corp.(b)	1,947,913
15,616	FARO Technologies, Inc.(b)	789,233
202,780	Finisar Corp.(b)	3,384,398
84,731	FireEye, Inc.(b)	1,566,676
377,103	Fitbit, Inc., Class A(b)(c)	1,783,697
53,222	FormFactor, Inc.(b)	651,437
36,987	Fortinet, Inc.(b)	3,039,592
28,041	Gartner, Inc.(b)	4,136,608
6,949	Globant SA (Argentina)(b)	357,735
30,574	GoDaddy, Inc., Class A(b)	2,237,100
8,709	GTT Communications, Inc.(b)(c)	312,653
17,335	Guidewire Software, Inc.(b)	1,542,295
20,135	Hackett Group, Inc. (The)	412,163
231,901	Harmonic, Inc.(b)	1,277,775
2,175	HubSpot, Inc.(b)	295,039
15,160	Ichor Holdings Ltd.(b)(c)	269,090
52,948	II-VI, Inc.(b)	1,971,254
8,901	Imperva, Inc.(b)	492,670
157,051	Infinera Corp.(b)	870,063
29,874	Inphi Corp.(b)	955,968
69,239	Integrated Device Technology, Inc.(b)	3,241,078
34,146	InterDigital, Inc.	2,422,659
34,191	Internap Corp.(b)	293,017
22,482	InterXion Holding NV (Netherlands)(b)	1,323,515
8,938	IPG Photonics Corp.(b)	1,193,670
38,816	Itron, Inc.(b)	2,023,866
40,814	j2 Global, Inc.	2,972,892
56,294	KEMET Corp.(b)	1,226,083
47,211	Kimball Electronics, Inc.(b)	868,682
205,992	Knowles Corp.(b)	3,332,951
91,258	Kulicke & Soffa Industries, Inc. (Singapore)	1,855,275
18,289	KVH Industries, Inc.(b)	225,869
139,599	Lattice Semiconductor Corp.(b)	838,990
52,030	Limelight Networks, Inc.(b)	209,681
11,084	Littelfuse, Inc.	2,007,977
27,152	LivePerson, Inc.(b)	613,635
77,919	LiveRamp Holdings, Inc.(b)	3,559,340
4,069	LogMeIn, Inc.	350,422
26,766	Lumentum Holdings, Inc.(b)	1,462,762
19,166	Luxoft Holding, Inc., Class A(b)	790,214
34,926	MACOM Technology Solutions Holdings, Inc.(b)(c)	491,409
58,652	Magnachip Semiconductor Corp. (South Korea)(b)(c)	473,908
31,511	Manhattan Associates, Inc.(b)	1,504,335
43,647	ManTech International Corp., Class A	2,500,100
44,664	MAXIMUS, Inc.	2,901,820
23,536	MaxLinear, Inc., Class A(b)	456,834
44,892	Maxwell Technologies, Inc.(b)(c)	131,982

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
30,197	Mellanox Technologies Ltd. (Israel)(b)	$2,557,384
1,557	Mesa Laboratories, Inc.	284,448
38,930	Methode Electronics, Inc.	1,152,328
9,040	MicroStrategy, Inc., Class A(b)	1,138,769
26,479	MKS Instruments, Inc.	1,951,238
86,929	MoneyGram International, Inc.(b)	368,579
9,864	Monolithic Power Systems, Inc.	1,165,136
33,035	Monotype Imaging Holdings, Inc.	579,104
29,818	MTS Systems Corp.	1,411,882
17,547	Nanometrics, Inc.(b)	562,557
69,520	National Instruments Corp.	3,404,394
68,443	NeoPhotonics Corp.(b)(c)	547,544
141,515	Net 1 UEPS Technologies, Inc. (South Africa)(b)	958,057
43,097	NETGEAR, Inc.(b)	2,391,022
68,245	NIC, Inc.	908,341
13,038	Novanta, Inc.(b)	758,942
4,092	NVE Corp.	346,592
72,084	Oclaro, Inc.(b)	592,530
33,487	OneSpan, Inc.(b)	491,422
32,856	Orbotech Ltd. (Israel)(b)	1,837,965
29,139	OSI Systems, Inc.(b)	2,015,253
10,154	Palo Alto Networks, Inc.(b)	1,858,588
58,425	Park Electrochemical Corp.	1,031,785
3,880	Paycom Software, Inc.(b)	485,776
30,996	PC Connection, Inc.	1,027,207
107,410	PCM, Inc.(b)	2,026,827
32,396	PDF Solutions, Inc.(b)	259,168
9,852	Pegasystems, Inc.	527,279
49,996	Perficient, Inc.(b)	1,250,900
236,701	Photronics, Inc.(b)	2,305,468
33,097	Plantronics, Inc.	1,951,730
17,069	Power Integrations, Inc.	961,326
61,935	Presidio, Inc.	829,929
17,568	Progress Software Corp.	564,636
2,083	Proofpoint, Inc.(b)	189,449
38,793	PTC, Inc.(b)	3,196,931
17,401	Pure Storage, Inc., Class A(b)	351,152
5,014	QAD, Inc., Class A	212,744
6,435	Qualys, Inc.(b)	458,429
83,174	Quantum Corp.(b)	191,300
260,123	Radisys Corp.(b)	397,988
27,961	Radware Ltd. (Israel)(b)	648,975
97,132	Rambus, Inc.(b)	846,020
14,549	RealPage, Inc.(b)	771,097
32,545	Ribbon Communications, Inc.(b)	221,306
4,503	RingCentral, Inc., Class A(b)	350,018
10,644	Rogers Corp.(b)	1,309,851
270,432	Rubicon Project, Inc. (The)(b)	922,173
25,616	Rudolph Technologies, Inc.(b)	532,557
75,847	ScanSource, Inc.(b)	2,948,931
47,296	Semtech Corp.(b)	2,125,482
6,778	ServiceNow, Inc.(b)	1,227,089
81,846	ServiceSource International, Inc.(b)	108,855
3,390	Shopify, Inc., Class A (Canada)(b)	468,328
3,932	Silicom Ltd. (Israel)(b)(c)	169,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
22,021	Silicon Laboratories, Inc.(b)	$1,795,372
8,927	SMART Global Holdings, Inc.(b)(c)	250,045
7,488	SolarEdge Technologies, Inc.(b)(c)	290,010
14,694	Splunk, Inc.(b)	1,467,049
8,378	SPS Commerce, Inc.(b)	779,908
20,888	Square, Inc., Class A(b)	1,534,224
72,033	SS&C Technologies Holdings, Inc.	3,685,208
84,368	Stratasys Ltd.(b)	1,608,054
181,944	SunPower Corp.(b)(c)	1,093,483
81,346	Sykes Enterprises, Inc.(b)	2,494,882
55,564	Synaptics, Inc.(b)	2,085,873
13,621	Tableau Software, Inc., Class A(b)	1,453,088
37,381	Telenav, Inc.(b)	159,243
251,065	TiVo Corp.	2,761,715
5,477	Trade Desk, Inc. (The), Class A(b)	676,683
261,872	Travelport Worldwide Ltd.	3,917,605
17,225	TTEC Holdings, Inc.	429,247
186,763	TTM Technologies, Inc.(b)	2,185,127
3,675	Tucows, Inc., Class A(b)(c)	184,412
10,172	Twilio, Inc., Class A(b)	765,138
9,756	Tyler Technologies, Inc.(b)	2,064,955
5,810	Ubiquiti Networks, Inc.(c)	540,853
5,126	Ultimate Software Group, Inc. (The)(b)	1,366,745
33,449	Ultra Clean Holdings, Inc.(b)	351,883
226,963	Unisys Corp.(b)	4,178,389
5,953	Universal Display Corp.	732,279
53,834	Veeco Instruments, Inc.(b)	511,961
72,256	Verint Systems, Inc.(b)	3,299,932
24,434	VeriSign, Inc.(b)	3,482,822
42,880	Versum Materials, Inc.	1,353,293
173,850	Viavi Solutions, Inc.(b)	2,004,491
23,895	Virtusa Corp.(b)	1,184,953
14,456	Vishay Precision Group, Inc.(b)	469,097
11,290	Workday, Inc., Class A(b)	1,501,796
79,028	Xperi Corp.	1,027,364
11,668	Zendesk, Inc.(b)	641,390

		271,408,261

	Materials—5.1%
44,161	A. Schulman, Inc.(b)(d)	88,322
60,274	AdvanSix, Inc.(b)	1,672,001
27,910	AgroFresh Solutions, Inc.(b)	159,366
35,129	American Vanguard Corp.	565,577
32,307	Ampco-Pittsburgh Corp.(b)	119,859
18,148	Balchem Corp.	1,699,560
55,127	Century Aluminum Co.(b)	437,708
77,510	Clearwater Paper Corp.(b)	1,871,091
180,733	Coeur Mining, Inc.(b)	863,904
29,426	Eagle Materials, Inc.	2,172,816
70,181	Ferro Corp.(b)	1,188,866
58,245	Ferroglobe PLC	354,712
151,576	Flotek Industries, Inc.(b)(c)	274,353
32,549	Forterra, Inc.(b)(c)	146,796
77,601	FutureFuel Corp.	1,272,656
69,480	GCP Applied Technologies, Inc.(b)	1,804,396
116,729	Gold Resource Corp.	505,437
58,589	Greif, Inc., Class A	2,771,260

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
64,813	H.B. Fuller Co.	$2,881,586
19,294	Hawkins, Inc.	649,436
22,214	Haynes International, Inc.	643,317
550,326	Hecla Mining Co.	1,320,782
28,193	Ingevity Corp.(b)	2,567,818
45,508	Innophos Holdings, Inc.	1,333,384
30,611	Innospec, Inc.	2,048,488
165,372	Intrepid Potash, Inc.(b)	653,219
22,063	Kaiser Aluminum Corp.	2,104,148
107,457	KapStone Paper and Packaging Corp.	3,760,995
6,208	KMG Chemicals, Inc.	465,724
39,671	Koppers Holdings, Inc.(b)	1,061,199
44,684	Kraton Corp.(b)	1,230,597
25,521	Kronos Worldwide, Inc.	358,060
142,456	LSB Industries, Inc.(b)	1,082,666
31,756	Materion Corp.	1,804,693
188,555	McEwen Mining, Inc.(c)	369,568
65,494	Mercer International, Inc. (Canada)	996,164
39,816	Minerals Technologies, Inc.	2,179,926
38,464	Myers Industries, Inc.	610,039
20,968	Neenah, Inc.	1,687,085
8,634	NewMarket Corp.	3,332,379
36,679	Olympic Steel, Inc.	691,766
95,874	OMNOVA Solutions, Inc.(b)	708,509
23,564	Orion Engineered Carbons SA (Luxembourg)	608,187
124,294	P.H. Glatfelter Co.	2,224,863
40,255	PQ Group Holdings, Inc.(b)	646,093
9,865	Quaker Chemical Corp.	1,774,714
79,426	Rayonier Advanced Materials, Inc.	983,294
44,934	Royal Gold, Inc.	3,443,292
135,652	Ryerson Holding Corp.(b)	1,245,285
63,226	Schnitzer Steel Industries, Inc., Class A	1,700,779
56,239	Schweitzer-Mauduit International, Inc.	1,795,149
46,959	Sensient Technologies Corp.	3,045,761
123,419	Silgan Holdings, Inc.	2,965,759
32,638	Stepan Co.	2,695,572
94,244	Summit Materials, Inc., Class A(b)	1,272,294
190,842	SunCoke Energy, Inc.(b)	2,137,430
84,350	TimkenSteel Corp.(b)	980,991
49,450	Tredegar Corp.	919,770
171,354	Tronox Ltd., Class A	1,962,003
10,055	UFP Technologies, Inc.(b)	347,099
15,067	US Concrete, Inc.(b)	491,787
146,618	Valvoline, Inc.	2,920,631
33,577	Venator Materials PLC(b)	226,981
171,227	Verso Corp., Class A(b)	4,813,191
45,294	W.R. Grace & Co.	2,934,598
24,530	Warrior Met Coal, Inc.	686,840
32,035	Westlake Chemical Corp.	2,284,096
66,630	Worthington Industries, Inc.	2,790,464

		100,407,151

	Real Estate—7.2%
126,071	Acadia Realty Trust REIT	3,509,817
22,870	Agree Realty Corp. REIT	1,309,765
80,522	Alexander & Baldwin, Inc. REIT	1,573,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
2,405	Alexander’s, Inc. REIT	$757,599
39,221	Altisource Portfolio Solutions SA(b)(c)	989,546
58,077	American Assets Trust, Inc. REIT	2,227,834
64,550	Armada Hoffler Properties, Inc. REIT	966,959
363,434	Ashford Hospitality Trust, Inc. REIT	1,871,685
48,647	Bluerock Residential Growth REIT, Inc., Class A REIT	460,687
81,975	Braemar Hotels & Resorts, Inc. REIT	872,214
69,994	CareTrust REIT, Inc. REIT	1,236,094
49,575	CatchMark Timber Trust, Inc., Class A REIT	438,739
239,256	Cedar Realty Trust, Inc. REIT	901,995
76,212	Chatham Lodging Trust REIT	1,486,134
114,256	Chesapeake Lodging Trust REIT	3,357,984
32,263	City Office REIT, Inc. REIT	355,538
246,606	Colony Capital, Inc. REIT	1,447,577
12,078	Community Healthcare Trust, Inc. REIT	358,958
19,800	CorEnergy Infrastructure Trust, Inc. REIT	715,374
54,287	CorePoint Lodging, Inc. REIT	888,678
12,733	CoreSite Realty Corp. REIT	1,195,119
392,821	Cousins Properties, Inc. REIT	3,264,342
57,493	CyrusOne, Inc. REIT	3,060,352
35,388	Easterly Government Properties, Inc. REIT	643,000
29,509	EastGroup Properties, Inc. REIT	2,826,667
132,847	Empire State Realty Trust, Inc., Class A REIT	2,106,953
30,516	Farmland Partners, Inc. REIT(c)	209,035
99,673	First Industrial Realty Trust, Inc. REIT	3,059,961
10,709	Forestar Group, Inc.(b)	192,762
36,827	Four Corners Property Trust, Inc. REIT	960,448
318,151	Franklin Street Properties Corp. REIT	2,214,331
184,993	Front Yard Residential Corp. REIT	1,714,885
39,995	Getty Realty Corp. REIT	1,073,066
45,920	Gladstone Commercial Corp. REIT	872,021
141,913	Global Net Lease, Inc. REIT	2,873,738
176,864	Government Properties Income Trust REIT(c)	1,561,709
41,128	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	853,406
106,630	Hersha Hospitality Trust REIT	1,872,423
32,023	HFF, Inc., Class A	1,176,845
106,400	Independence Realty Trust, Inc. REIT	1,054,424
70,750	InfraREIT, Inc. REIT	1,487,165
411,177	Investors Real Estate Trust REIT	2,232,691
127,834	Invitation Homes, Inc. REIT	2,797,008
134,896	iStar, Inc. REIT	1,416,408
123,615	Kennedy-Wilson Holdings, Inc.	2,346,213
207,051	Kite Realty Group Trust REIT	3,279,688
45,936	LTC Properties, Inc. REIT	1,964,683
16,107	Marcus & Millichap, Inc.(b)	559,235
52,085	MedEquities Realty Trust, Inc. REIT	430,743
64,460	Monmouth Real Estate Investment Corp. REIT	964,322
38,290	National Health Investors, Inc. REIT	2,812,783
39,912	National Storage Affiliates Trust REIT	1,062,857
346,645	New Senior Investment Group, Inc. REIT	1,982,809

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
20,989	NexPoint Residential Trust, Inc. REIT	$748,048
101,588	NorthStar Realty Europe Corp. REIT	1,363,311
27,158	One Liberty Properties, Inc. REIT	704,207
94,670	Pebblebrook Hotel Trust REIT(c)	3,191,326
218,509	Pennsylvania Real Estate Investment Trust REIT(c)	1,955,655
156,544	Physicians Realty Trust REIT	2,595,499
36,894	PotlatchDeltic Corp. REIT	1,337,407
88,008	Preferred Apartment Communities, Inc., Class A REIT	1,482,935
19,672	PS Business Parks, Inc. REIT	2,569,163
45,991	QTS Realty Trust, Inc., Class A REIT	1,762,375
49,466	Rafael Holdings, Inc., Class B(b)	402,653
190,974	Ramco-Gershenson Properties Trust REIT	2,536,135
11,194	RE/MAX Holdings, Inc., Class A	418,544
137,291	Retail Opportunity Investments Corp. REIT	2,414,949
48,643	Rexford Industrial Realty, Inc. REIT	1,540,524
4,842	RMR Group, Inc. (The), Class A	367,411
146,923	Sabra Health Care REIT, Inc. REIT	3,180,883
14,068	Saul Centers, Inc. REIT	671,888
150,413	Select Income REIT	2,844,310
36,009	Seritage Growth Properties, Class A REIT(c)	1,369,062
54,499	St. Joe Co. (The)(b)	827,840
97,180	STAG Industrial, Inc., Class A REIT	2,571,383
152,508	STORE Capital Corp. REIT	4,427,307
143,602	Summit Hotel Properties, Inc. REIT	1,654,295
157,718	Tanger Factory Outlet Centers, Inc. REIT	3,510,803
13,654	Tejon Ranch Co.(b)	259,426
35,751	Terreno Realty Corp. REIT	1,338,160
81,218	Tier REIT, Inc. REIT	1,759,994
44,296	UMH Properties, Inc. REIT	634,762
10,538	Universal Health Realty Income Trust REIT	675,486
86,666	Urban Edge Properties REIT	1,775,786
48,087	Urstadt Biddle Properties, Inc., Class A REIT	957,412
130,660	Washington Real Estate Investment Trust REIT	3,641,494
66,139	Whitestone REIT	890,231

		140,229,333

	Utilities—1.7%
36,647	American States Water Co.	2,243,529
17,985	AquaVenture Holdings Ltd.(b)	301,249
10,631	Artesian Resources Corp., Class A	388,988
116,974	Atlantica Yield PLC (Spain)	2,293,860
55,970	California Water Service Group	2,350,740
20,509	Chesapeake Utilities Corp.	1,629,440
52,311	Clearway Energy, Inc., Class A	1,015,880
93,319	Clearway Energy, Inc., Class C	1,829,986
11,332	Connecticut Water Service, Inc.	783,268
22,829	Consolidated Water Co. Ltd. (Cayman Islands)	280,797
69,382	El Paso Electric Co.	3,958,243
44,016	MGE Energy, Inc.	2,750,120
17,690	Middlesex Water Co.	796,050
53,634	Northwest Natural Holding Co.	3,474,947

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
28,274	Ormat Technologies, Inc.	$1,446,780
62,140	Otter Tail Corp.	2,800,650
116,847	Pattern Energy Group, Inc., Class A	2,093,898
18,348	SJW Group	1,114,274
68,254	TerraForm Power, Inc., Class A	769,222
26,745	Unitil Corp.	1,270,655
11,793	York Water Co. (The)	367,234

		33,959,810

	Total Common Stocks & Other Equity Interests (Cost $1,813,526,951)	1,961,665,330

	Money Market Fund—0.2%
3,090,162	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(e) (Cost $3,090,162)	3,090,162

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,816,617,113)—100.2%	1,964,755,492

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.5%
68,995,903	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(e)(f) (Cost $68,995,903)	68,995,903

	Total Investments in Securities (Cost $1,885,613,016)—103.7%	2,033,751,395
	Other assets less liabilities—(3.7)%	(72,088,245)

	Net Assets—100.0%	$1,961,663,150

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Assets and Liabilities

October 31, 2018

(Unaudited)

	Invesco DWA NASDAQ Momentum ETF (DWAQ)	Invesco Dynamic Market ETF (PWC)	Invesco FTSE RAFI US 1000 ETF (PRF)	Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Assets:
Unaffiliated investments in securities, at value(a)	$49,512,679	$160,565,537	$5,095,643,169	$1,961,665,330
Affiliated investments in securities, at value	126,907	181,376	22,734,950	72,086,065
Cash	1,810	—	—	—
Receivables:
Dividends	2,448	75,397	6,118,567	881,864
Foreign tax reclaims	1,180	—	—	—
Investments sold	—	—	—	6,846,458
Securities lending	—	969	21,761	156,095
Shares sold	—	—	5,580,642	—
Other assets	—	422	1,662	—

Total Assets	49,645,024	160,823,701	5,130,100,751	2,041,635,812

Liabilities:
Due to custodian	—	7,942	21,927	33,357
Payables:
Collateral upon return of securities loaned	—	—	17,555,734	68,995,903
Investments purchased	—	—	5,566,600	2,146,995
Shares repurchased	—	—	—	6,410,711
Accrued advisory fees	14,777	70,261	1,208,029	460,209
Accrued trustees’ and officer’s fees	33,640	56,664	256,786	96,741
Accrued expenses	108,051	97,638	4,784,831	1,828,746

Total Liabilities	156,468	232,505	29,393,907	79,972,662

Net Assets	$49,488,556	$160,591,196	$5,100,706,844	$1,961,663,150

Net Assets Consist of:
Shares of beneficial interest	$68,995,177	$269,785,142	$4,521,565,893	$1,922,411,780
Distributable earnings	(19,506,621)	(109,193,946)	579,140,951	39,251,370

Net Assets	$49,488,556	$160,591,196	$5,100,706,844	$1,961,663,150

Shares outstanding (unlimited amount authorized, $0.01 par value)	500,000	1,650,000	45,700,000	15,300,000
Net asset value	$98.98	$97.33	$111.61	$128.21

Market price	$99.04	$97.49	$111.65	$128.23

Unaffiliated investments in securities, at cost	$51,425,017	$164,739,290	$4,410,949,552	$1,813,526,951

Affiliated investments in securities, at cost	$126,907	$181,376	$24,037,319	$72,086,065

(a) Includes securities on loan with an aggregate value of	$—	$—	$17,227,056	$66,823,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Statements of Operations

For the six months ended October 31, 2018

(Unaudited)

	Invesco DWA NASDAQ Momentum ETF (DWAQ)	Invesco Dynamic Market ETF (PWC)	Invesco FTSE RAFI US 1000 ETF (PRF)	Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Investment Income:
Unaffiliated dividend income	$99,889	$981,158	$61,511,693	$13,629,582
Affiliated dividend income	1,038	1,625	156,923	16,842
Non-cash dividend income	—	228,055	558,351	1,365,150
Securities lending income	—	10,978	252,720	1,377,343
Foreign withholding tax	—	(925)	(3,206)	(12,323)

Total Income	100,927	1,220,891	62,476,481	16,376,594

Expenses:
Advisory fees	142,423	425,085	7,673,891	2,987,917
Sub-licensing fees	30,133	25,576	2,388,070	929,822
Accounting & administration fees	18,931	18,931	480,304	169,535
Professional fees	12,044	12,913	29,639	18,024
Trustees’ and officer’s fees	4,527	5,992	40,392	17,102
Custodian & transfer agent fees	2,559	5,241	62,475	31,603
Other expenses	8,257	10,916	89,220	40,445

Total Expenses	218,874	504,654	10,763,991	4,194,448

Less: Waivers	(48,065)	(165)	(448,241)	(177,899)

Net Expenses	170,809	504,489	10,315,750	4,016,549

Net Investment Income (Loss)	(69,882)	716,402	52,160,731	12,360,045

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(1,064,518)	(6,234,905)	15,614,279	4,233,577
In-kind redemptions	7,953,128	21,520,313	61,419,104	14,743,781
Foreign currencies	—	—	—	22

Net realized gain	6,888,610	15,285,408	77,033,383	18,977,380

Net change in unrealized appreciation (depreciation) on investment securities	(9,130,921)	(14,059,149)	(44,180,380)	(52,198,560)

Net realized and unrealized gain (loss)	(2,242,311)	1,226,259	32,853,003	(33,221,180)

Net increase (decrease) in net assets resulting from operations	$(2,312,193)	$1,942,661	$85,013,734	$(20,861,135)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

(This Page Intentionally Left Blank)

35

Statements of Changes in Net Assets

For the six months ended October 31, 2018 and the year ended April 30, 2018

(Unaudited)

	Invesco DWA NASDAQ Momentum ETF (DWAQ)		Invesco Dynamic Market ETF (PWC)
	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018
Operations:
Net investment income (loss)	$(69,882)	$(49,936)	$716,402	$3,449,899
Net realized gain	6,888,610	7,061,616	15,285,408	20,829,508
Net change in unrealized appreciation (depreciation)	(9,130,921)	531,713	(14,059,149)	(470,940)

Net increase (decrease) in net assets resulting from operations	(2,312,193)	7,543,393	1,942,661	23,808,467

Distributions to Shareholders from:
Distributable earnings	—	(52,590)	(1,104,395)	(3,141,857)

Shareholder Transactions:
Proceeds from shares sold	40,014,723	45,322,131	149,487,519	219,756,077
Value of shares repurchased	(40,254,141)	(35,342,392)	(144,868,323)	(228,340,706)

Net increase (decrease) in net assets resulting from shares transactions	(239,418)	9,979,739	4,619,196	(8,584,629)

Increase (Decrease) in Net Assets	(2,551,611)	17,470,542	5,457,462	12,081,981

Net Assets:
Beginning of period	52,040,167	34,569,625	155,133,734	143,051,753

End of period	$49,488,556	$52,040,167	$160,591,196	$155,133,734

Changes in Shares Outstanding:
Shares sold	350,000	450,000	1,450,000	2,400,000
Shares repurchased	(350,000)	(350,000)	(1,400,000)	(2,500,000)
Shares outstanding, beginning of period	500,000	400,000	1,600,000	1,700,000

Shares outstanding, end of period	500,000	500,000	1,650,000	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco FTSE RAFI US 1000 ETF (PRF)		Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018

$52,160,731	$101,981,304	$12,360,045	$20,340,584
77,033,383	352,123,324	18,977,380	176,707,427
(44,180,380)	38,529,597	(52,198,560)	(1,012,950)

85,013,734	492,634,225	(20,861,135)	196,035,061

(57,088,748)	(97,645,991)	(13,958,121)	(18,546,404)

137,478,804	745,176,748	148,417,544	559,752,314
(189,117,079)	(912,832,186)	(41,268,166)	(480,435,328)

(51,638,275)	(167,655,438)	107,149,378	79,316,986

(23,713,289)	227,332,796	72,330,122	256,805,643

5,124,420,133	4,897,087,337	1,889,333,028	1,632,527,385

$5,100,706,844	$5,124,420,133	$1,961,663,150	$1,889,333,028

1,200,000	6,650,000	1,100,000	4,300,000
(1,650,000)	(8,200,000)	(300,000)	(3,650,000)
46,150,000	47,700,000	14,500,000	13,850,000

45,700,000	46,150,000	15,300,000	14,500,000

37

Financial Highlights

Invesco DWA NASDAQ Momentum ETF (DWAQ)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$104.08		$86.42	$69.83	$75.06	$64.34	$55.40
Net investment income (loss)(a)	(0.14)		(0.11)	0.07	(0.06)	0.06	0.21
Net realized and unrealized gain (loss) on investments	(4.96)		17.88	16.65	(5.11)	10.66	9.00
Total from investment operations	(5.10)		17.77	16.72	(5.17)	10.72	9.21
Distributions to shareholders from:
Net investment income	—		(0.11)	(0.06)	(0.05)	—	(0.27)
Return of capital	—		—	(0.07)	(0.01)	—	—
Total distributions	—		(0.11)	(0.13)	(0.06)	—	(0.27)
Net asset value at end of period	$98.98		$104.08	$86.42	$69.83	$75.06	$64.34
Market price at end of period(b)	$99.04		$104.23	$86.38	$69.82	$75.10	$64.32
Net Asset Value Total Return(c)	(4.90)%		20.56%	23.98%	(6.90)%	16.66%	16.64%
Market Price Total Return(c)	(4.96)%		20.79%	23.95%	(6.96)%	16.76%	16.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$49,489		$52,040	$34,570	$34,913	$30,023	$25,734
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.60%	0.60%	0.60%	0.60	%(d)
Expenses, prior to Waivers	0.77	%(e)	0.82%	0.85%	0.81%	0.96%	0.91	%(d)
Net investment income (loss), after Waivers	(0.25	)%(e)	(0.11)%	0.09%	(0.09)%	0.09%	0.32%
Portfolio turnover rate(f)	86%		80%	89%	118%	154%	296%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights (continued)

Invesco Dynamic Market ETF (PWC)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018		2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$96.96		$84.15		$71.56	$73.46	$70.27	$56.26
Net investment income(a)	0.44		2.11	(b)	0.43	0.82	0.68	0.60
Net realized and unrealized gain (loss) on investments	0.61		12.64		12.98	(1.91)	3.25	13.99
Total from investment operations	1.05		14.75		13.41	(1.09)	3.93	14.59
Distributions to shareholders from:
Net investment income	(0.68)		(1.94)		(0.82)	(0.81)	(0.74)	(0.58)
Net asset value at end of period	$97.33		$96.96		$84.15	$71.56	$73.46	$70.27
Market price at end of period(c)	$97.49		$96.98		$84.16	$71.55	$73.40	$70.27
Net Asset Value Total Return(d)	1.03%		17.67%		18.88%	(1.50)%	5.58%	26.09%
Market Price Total Return(d)	1.19%		17.68%		18.91%	(1.43)%	5.49%	26.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$160,591		$155,134		$143,052	$143,122	$168,950	$186,219
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(e)	0.60%		0.60%	0.60%	0.59%	0.60%
Expenses, prior to Waivers	0.59	%(e)	0.61%		0.61%	0.60%	0.59%	0.60%
Net investment income, after Waivers	0.84	%(e)	2.30	%(b)	0.56%	1.13%	0.93%	0.94%
Portfolio turnover rate(f)	123%		215%		231%	231%	237%	244%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.10 and 1.19%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco FTSE RAFI US 1000 ETF (PRF)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$111.04		$102.66	$90.15	$92.45	$85.42	$71.42
Net investment income(a)	1.15		2.18	1.86	1.93	1.72	1.45
Net realized and unrealized gain (loss) on investments	0.68		8.29	12.56	(2.23)	6.93	13.89
Total from investment operations	1.83		10.47	14.42	(0.30)	8.65	15.34
Distributions to shareholders from:
Net investment income	(1.26)		(2.09)	(1.91)	(2.00)	(1.62)	(1.34)
Net asset value at end of period	$111.61		$111.04	$102.66	$90.15	$92.45	$85.42
Market price at end of period(b)	$111.65		$111.12	$102.67	$90.13	$92.43	$85.37
Net Asset Value Total Return(c)	1.61%		10.26%	16.16%	(0.23)%	10.19%	21.68%
Market Price Total Return(c)	1.57%		10.33%	16.19%	(0.24)%	10.23%	21.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,100,707		$5,124,420	$4,897,087	$4,142,401	$4,558,017	$3,305,696
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.41	%(d)	0.41%	0.41%	0.41%	0.41%	0.41%
Net investment income, after Waivers	1.97	%(d)	2.00%	1.93%	2.19%	1.92%	1.84%
Portfolio turnover rate(e)	1%		9%	11%	12%	10%	12%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights (continued)

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$130.30		$117.87	$97.56	$103.44	$96.35	$77.76
Net investment income(a)	0.84		1.44	1.30	1.25	1.38	0.98
Net realized and unrealized gain (loss) on investments	(1.98)		12.31	20.46	(5.93)	7.04	18.52
Total from investment operations	(1.14)		13.75	21.76	(4.68)	8.42	19.50
Distributions to shareholders from:
Net investment income	(0.95)		(1.32)	(1.45)	(1.20)	(1.33)	(0.91)
Net asset value at end of period	$128.21		$130.30	$117.87	$97.56	$103.44	$96.35
Market price at end of period(b)	$128.23		$130.51	$117.82	$97.55	$103.45	$96.38
Net Asset Value Total Return(c)	(0.94)%		11.73%	22.44%	(4.49)%	8.80%	25.22%
Market Price Total Return(c)	(1.10)%		11.96%	22.40%	(4.52)%	8.78%	25.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,961,663		$1,889,333	$1,632,527	$1,107,295	$1,158,510	$958,731
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.41	%(d)	0.41%	0.41%	0.41%	0.42%	0.42%
Net investment income, after Waivers	1.20	%(d)	1.15%	1.20%	1.30%	1.39%	1.08%
Portfolio turnover rate(e)	3%		26%	29%	28%	26%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2018

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust (the “Trust”), formerly PowerShares Exchange-Traded Fund Trust, was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco DWA NASDAQ Momentum ETF (DWAQ)	“DWA NASDAQ Momentum ETF”
Invesco Dynamic Market ETF (PWC)	“Dynamic Market ETF”
Invesco FTSE RAFI US 1000 ETF (PRF)	“FTSE RAFI US 1000 ETF”
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)	“FTSE RAFI US 1500 Small-Mid ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Shares of Dynamic Market ETF and FTSE RAFI US 1000 ETF are listed and traded on NYSE Arca, Inc., and Shares of DWA NASDAQ Momentum ETF and FTSE RAFI US 1500 Small-Mid ETF are listed and traded on The NASDAQ Stock Market LLC.

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA NASDAQ Momentum ETF	Dorsey Wright® NASDAQ Technical Leaders Index
Dynamic Market ETF	Dynamic Market IntellidexSM Index
FTSE RAFI US 1000 ETF	FTSE RAFITM US 1000 Index
FTSE RAFI US 1500 Small-Mid ETF	FTSE RAFITM US 1500 Mid Small Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

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Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are

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unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. Each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent an each Underlying Index concentrates in the securities of issuers in a particular industry or sector, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, each Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole. This risk may be heightened for each Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Momentum Investing Risk. DWA NASDAQ Momentum ETF employs a “momentum” style of investing that is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Small- and Mid-Capitalization Company Risk. For Dynamic Market ETF and FTSE RAFI US 1500 Small-Mid ETF, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Portfolio Turnover Risk. Dynamic Market ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

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The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual

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results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended October 31, 2018, Dynamic Market ETF, FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

J. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended April 30, 2018, distributions from distributable earnings consisted of distributions from net investment income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each of DWA NASDAQ Momentum ETF and Dynamic Market ETF accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets, and each of FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund. For the FTSE RAFI US 1000 ETF and the FTSE RAFI US 1500 Small-Mid ETF, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2019. For the DWA NASDAQ Momentum ETF and the Dynamic Market ETF, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2019. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2019. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

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For the six-month period ended October 31, 2018, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

DWA NASDAQ Momentum ETF	$48,065
Dynamic Market ETF	165
FTSE RAFI US 1000 ETF	448,241
FTSE RAFI US 1500 Small-Mid ETF	177,899

For FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF, the fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. For DWA NASDAQ Momentum ETF and Dynamic Market ETF, the expenses borne by the Adviser are not subject to recapture.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2018 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/2019	4/30/2020	4/30/2021	4/30/2022
FTSE RAFI US 1000 ETF	$2,668,029	$435,468	$803,840	$984,797	$443,924
FTSE RAFI US 1500 Small-Mid ETF	987,720	110,217	297,485	403,807	176,211

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA NASDAQ Momentum ETF	Dorsey Wright & Associates, LLC
Dynamic Market ETF	ICE Data Indices, LLC
FTSE RAFI US 1000 ETF	FTSE International Limited and Research Affiliates LLC
FTSE RAFI US 1500 Small-Mid ETF	FTSE International Limited and Research Affiliates LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The table below shows FTSE RAFI US 1000 ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2018.

FTSE RAFI US 1000 ETF

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco Ltd.	$3,399,369	$71,662	$(108,543)	$(833,496)	$(3,576)	$2,525,416	$69,605
Invesco Mortgage Capital, Inc. REIT	915,583	22,683	(31,395)	(70,459)	6,937	843,349	46,618

Total Investments in Affiliates	$4,314,952	$94,345	$(139,938)	$(903,955)	$3,361	$3,368,765	$116,223

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Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
FTSE RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,961,577,008	$—	$88,322	$1,961,665,330
Money Market Funds	72,086,065	—	—	72,086,065

Total Investments	$2,033,663,073	$—	$88,322	$2,033,751,395

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2018, which expire as follows:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
DWA NASDAQ Momentum ETF	$3,683,431	$20,507,568	$—	$24,190,999
Dynamic Market ETF	15,461,574	102,785,279	1,925,243	120,172,096
FTSE RAFI US 1000 ETF	38,490,195	771,959	83,857,801	123,119,955
FTSE RAFI US 1500 Small-Mid ETF	2,475,894	14,842,421	64,404,193	81,722,508

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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Note 7. Investment Transactions

For the six-month period ended October 31, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA NASDAQ Momentum ETF	$52,592,038	$53,364,710
Dynamic Market ETF	203,190,266	204,253,115
FTSE RAFI US 1000 ETF	76,276,256	74,922,962
FTSE RAFI US 1500 Small-Mid ETF	62,417,007	61,265,538

For the six-month period ended October 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA NASDAQ Momentum ETF	$40,044,997	$39,578,000
Dynamic Market ETF	149,482,961	144,025,574
FTSE RAFI US 1000 ETF	137,330,937	191,544,414
FTSE RAFI US 1500 Small-Mid ETF	147,801,528	41,137,005

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
DWA NASDAQ Momentum ETF	$4,644,895	$(6,640,436)	$(1,995,541)	$51,635,127
Dynamic Market ETF	8,127,547	(12,594,928)	(4,467,381)	165,214,294
FTSE RAFI US 1000 ETF	989,942,062	(372,897,470)	617,044,592	4,501,333,527
FTSE RAFI US 1500 Small-Mid ETF	329,958,212	(230,294,365)	99,663,847	1,934,087,548

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

48

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

49

Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2018.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco DWA NASDAQ Momentum ETF (DWAQ)
Actual	$1,000.00	$951.00	0.60%	$2.95
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco Dynamic Market ETF (PWC)
Actual	1,000.00	1,010.40	0.59	2.99
Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.59	3.01
Invesco FTSE RAFI US 1000 ETF (PRF)
Actual	1,000.00	1,016.10	0.39	1.98
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Actual	1,000.00	990.60	0.39	1.96
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

50

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

October 31, 2018

PWB	Invesco Dynamic Large Cap Growth ETF
PWV	Invesco Dynamic Large Cap Value ETF
EQWS	Invesco Russell 2000 Equal Weight ETF
PXSG	Invesco Russell 2000 Pure Growth ETF
PXSV	Invesco Russell 2000 Pure Value ETF
EQWM	Invesco Russell Midcap Equal Weight ETF
PXMG	Invesco Russell Midcap Pure Growth ETF
PXMV	Invesco Russell Midcap Pure Value ETF
EQWL	Invesco Russell Top 200 Equal Weight ETF
PXLG	Invesco Russell Top 200 Pure Growth ETF
PXLV	Invesco Russell Top 200 Pure Value ETF
WMCR	Invesco Wilshire Micro-Cap ETF
PZI	Invesco Zacks Micro Cap ETF
CZA	Invesco Zacks Mid-Cap ETF
CVY	Invesco Zacks Multi-Asset Income ETF

2

Invesco Dynamic Large Cap Growth ETF (PWB)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Information Technology	21.7
Consumer Discretionary	19.3
Health Care	16.2
Industrials	15.1
Consumer Staples	8.4
Financials	4.9
Energy	4.7
Materials	4.3
Communication Services	4.2
Real Estate	1.2
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—4.2%
7,727	Alphabet, Inc., Class A(b)	$8,426,912
54,566	Facebook, Inc., Class A(b)	8,282,573
213,925	Twenty-First Century Fox, Inc., Class A	9,737,866

		26,447,351

	Consumer Discretionary—19.3%
214,053	Dollar General Corp.	23,841,223
113,504	Home Depot, Inc. (The)	19,963,084
89,850	Lowe’s Cos., Inc.	8,555,517
76,800	Marriott International, Inc., Class A	8,977,152
277,850	NIKE, Inc., Class B	20,849,864
102,127	Ross Stores, Inc.	10,110,573
89,321	TJX Cos., Inc. (The)	9,814,591
106,259	VF Corp.	8,806,746
113,103	Yum! Brands, Inc.	10,225,642

		121,144,392

	Consumer Staples—8.4%
187,629	Brown-Forman Corp., Class B	8,694,728
97,980	Costco Wholesale Corp.	22,401,167
305,758	Sysco Corp.	21,809,718

		52,905,613

	Energy—4.7%
188,773	Chevron Corp.	21,076,506
116,614	Marathon Petroleum Corp.	8,215,456

		29,291,962

	Financials—4.9%
212,905	American Express Co.	21,871,731

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
47,129	S&P Global, Inc.	$8,592,559

		30,464,290

	Health Care—16.2%
337,466	Abbott Laboratories	23,264,906
131,163	Baxter International, Inc.	8,198,999
273,813	Boston Scientific Corp.(b)	9,895,602
29,164	Humana, Inc.	9,344,437
76,984	IQVIA Holdings, Inc.(b)	9,463,643
40,523	Thermo Fisher Scientific, Inc.	9,468,199
84,268	UnitedHealth Group, Inc.	22,023,442
107,927	Zoetis, Inc.	9,729,619

		101,388,847

	Industrials—15.1%
27,942	Boeing Co. (The)	9,915,498
69,703	Caterpillar, Inc.	8,456,368
304,770	CSX Corp.	20,986,462
296,189	Emerson Electric Co.	20,105,309
30,116	Lockheed Martin Corp.	8,849,587
32,451	Northrop Grumman Corp.	8,500,540
48,667	Raytheon Co.	8,518,672
32,667	Roper Technologies, Inc.	9,241,494

		94,573,930

	Information Technology—21.7%
134,121	Accenture PLC, Class A	21,140,152
36,380	Adobe, Inc.(b)	8,940,749
155,452	Automatic Data Processing, Inc.	22,397,524
45,337	Mastercard, Inc., Class A	8,961,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dynamic Large Cap Growth ETF (PWB) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
202,028	Microsoft Corp.	$21,578,610
34,890	NVIDIA Corp.	7,355,859
63,712	salesforce.com, Inc.(b)	8,743,835
200,897	Texas Instruments, Inc.	18,649,268
66,055	Visa, Inc., Class A	9,105,682
62,674	VMware, Inc., Class A(b)	8,861,477

		135,734,921

	Materials—4.3%
58,137	Air Products & Chemicals, Inc.	8,973,446
64,567	Ecolab, Inc.	9,888,436
21,245	Sherwin-Williams Co. (The)	8,359,270

		27,221,152

	Real Estate—1.2%
280,307	Weyerhaeuser Co. REIT	7,464,576

	Total Common Stocks & Other Equity Interests (Cost $604,643,445)	626,637,034

	Money Market Fund—0.1%
396,314	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $396,314)	396,314

	Total Investments in Securities (Cost $605,039,759)—100.1%	627,033,348
	Other assets less liabilities—(0.1)%	(399,477)

	Net Assets—100.0%	$626,633,871

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dynamic Large Cap Value ETF (PWV)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Financials	34.9
Consumer Staples	16.4
Information Technology	11.8
Communication Services	10.2
Industrials	10.0
Health Care	9.7
Consumer Discretionary	2.9
Energy	2.9
Materials	1.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—10.2%
604,148	AT&T, Inc.	$18,535,261
683,676	T-Mobile US, Inc.(b)	46,865,990
352,670	Verizon Communications, Inc.	20,133,930
403,235	Walt Disney Co. (The)	46,303,475

		131,838,656

	Consumer Discretionary—2.9%
1,297,090	eBay, Inc.(b)	37,654,523

	Consumer Staples—16.4%
383,260	Archer-Daniels-Midland Co.	18,109,035
1,004,044	Coca-Cola Co. (The)	48,073,627
291,497	Colgate-Palmolive Co.	17,358,646
1,063,498	Mondelez International, Inc., Class A	44,645,646
172,461	PepsiCo, Inc.	19,381,167
231,492	Procter & Gamble Co. (The)	20,528,711
284,790	Walgreens Boots Alliance, Inc.	22,717,698
200,924	Walmart, Inc.	20,148,659

		210,963,189

	Energy—2.9%
262,487	ConocoPhillips	18,347,841
239,828	Exxon Mobil Corp.	19,109,495

		37,457,336

	Financials—34.9%
415,150	Aflac, Inc.	17,880,511
193,026	Allstate Corp. (The)	18,476,449
622,655	Bank of America Corp.	17,123,013
369,685	Bank of New York Mellon Corp. (The)	17,497,191
523,412	Blackstone Group LP (The)	16,937,612
194,546	Capital One Financial Corp.	17,372,958
270,203	Citigroup, Inc.	17,687,488

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
248,023	Discover Financial Services	$17,279,762
188,555	Goldman Sachs Group, Inc. (The)	42,494,640
167,622	JPMorgan Chase & Co.	18,274,150
255,966	M&T Bank Corp.	42,339,336
418,389	MetLife, Inc.	17,233,443
915,600	Morgan Stanley	41,806,296
134,301	PNC Financial Services Group, Inc. (The)	17,256,336
196,165	Prudential Financial, Inc.	18,396,354
615,402	SunTrust Banks, Inc.	38,561,089
610,841	Synchrony Financial	17,641,088
146,666	Travelers Cos., Inc. (The)	18,352,317
357,301	US Bancorp	18,676,123
330,288	Wells Fargo & Co.	17,581,230

		448,867,386

	Health Care—9.7%
226,150	Aetna, Inc.	44,868,160
96,376	Amgen, Inc.	18,580,329
143,080	Johnson & Johnson	20,029,769
281,711	Merck & Co., Inc.	20,736,747
465,267	Pfizer, Inc.	20,034,397

		124,249,402

	Industrials—10.0%
295,546	Honeywell International, Inc.	42,800,971
325,749	Illinois Tool Works, Inc.	41,555,800
519,278	United Continental Holdings, Inc.(b)	44,403,462

		128,760,233

	Information Technology—11.8%
409,516	Cisco Systems, Inc.	18,735,357
400,263	Intel Corp.	18,764,329
132,315	International Business Machines Corp.	15,273,121

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dynamic Large Cap Value ETF (PWV) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
399,104	Oracle Corp.	$19,492,239
662,389	QUALCOMM, Inc.	41,657,644
494,087	TE Connectivity Ltd.	37,264,042

		151,186,732

	Materials—1.2%
169,896	LyondellBasell Industries NV, Class A	15,166,616

	Total Common Stocks & Other Equity Interests (Cost $1,327,845,139)	1,286,144,073

	Money Market Fund—0.0%
317,485	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $317,485)	317,485

	Total Investments in Securities (Cost $1,328,162,624)—100.0%	1,286,461,558
	Other assets less liabilities—0.0%	606,213

	Net Assets—100.0%	$1,287,067,771

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Russell 2000 Equal Weight ETF (EQWS)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Industrials	13.6
Information Technology	11.5
Health Care	11.2
Energy	11.0
Consumer Staples	10.8
Consumer Discretionary	9.9
Financials	8.7
Utilities	8.2
Communication Services	6.3
Materials	6.3
Real Estate	2.5
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—6.3%
472	AMC Entertainment Holdings, Inc., Class A	$9,091
803	ATN International, Inc.	67,845
1,375	Beasley Broadcast Group, Inc., Class A	9,171
1,727	Boingo Wireless, Inc.(b)	54,107
320	Boston Omaha Corp., Class A(b)	8,858
372	Cardlytics, Inc.(b)	7,871
480	Care.com, Inc.(b)	8,448
225	Cargurus, Inc.(b)	9,994
357	Cars.com, Inc.(b)	9,321
2,671	Central European Media Enterprises Ltd., Class A (Czech Republic)(b)	9,028
4,117	Cincinnati Bell, Inc.(b)	58,420
1,772	Clear Channel Outdoor Holdings, Inc., Class A	10,313
1,079	Cogent Communications Holdings, Inc.	56,086
4,670	Consolidated Communications Holdings, Inc.	58,468
41	Daily Journal Corp.(b)	9,719
590	E.W. Scripps Co. (The), Class A	9,924
581	Emerald Expositions Events, Inc.	8,494
1,231	Entercom Communications Corp., Class A	7,989
1,859	Entravision Communications Corp., Class A	9,183
749	Eros International PLC (India)(b)	7,475
4,625	Fluent, Inc.(b)	11,192
10,272	Frontier Communications Corp.	49,408
966	Gannett Co., Inc.	9,370
1,576	Glu Mobile, Inc.(b)	11,111
11,689	Gogo, Inc.(b)	66,861
555	Gray Television, Inc.(b)	9,607
685	Hemisphere Media Group, Inc.(b)	9,227
378	IMAX Corp.(b)	7,318

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Communication Services (continued)
2,610	Intelsat SA(b)	$68,017
2,927	Iridium Communications, Inc.(b)	57,984
456	Liberty Latin America Ltd., Class C (Chile)(b)	8,213
362	Liberty Media Corp.-Liberty Braves, Class C(b)	9,376
656	Liberty TripAdvisor Holdings, Inc., Series A(b)	9,460
1,975	LiveXLive Media, Inc.(b)	5,846
269	Loral Space & Communications, Inc.(b)	12,014
226	Marcus Corp. (The)	8,819
2,271	MDC Partners, Inc., Class A(b)	5,609
2,394	Meet Group, Inc. (The)(b)	10,558
180	Meredith Corp.	9,281
388	MSG Networks, Inc., Class A(b)	9,913
1,036	National CineMedia, Inc.	9,272
609	New Media Investment Group, Inc.	8,556
415	New York Times Co. (The), Class A	10,956
116	Nexstar Media Group, Inc., Class A	8,687
11,122	NII Holdings, Inc.(b)	69,179
720	Ooma, Inc.(b)	10,829
5,390	ORBCOMM, Inc.(b)	51,367
976	Pandora Media, Inc.(b)	8,296
389	pdvWireless, Inc.(b)	15,754
662	QuinStreet, Inc.(b)	10,526
596	Reading International, Inc., Class A(b)	8,654
609	Rosetta Stone, Inc.(b)	12,661
266	Saga Communications, Inc., Class A	9,321
222	Scholastic Corp.	9,630
1,567	Shenandoah Telecommunications Co.	59,577
340	Sinclair Broadcast Group, Inc., Class A	9,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Communication Services (continued)
3,955	Spok Holdings, Inc.	$55,449
587	TechTarget, Inc.(b)	11,928
804	TEGNA, Inc.	9,278
977	Travelzoo(b)	7,494
573	Tribune Publishing Co.(b)	8,647
868	TrueCar, Inc.(b)	9,878
4,229	Vonage Holdings Corp.(b)	56,077
851	WideOpenWest, Inc.(b)	8,289
108	World Wrestling Entertainment, Inc., Class A	7,840
328	XO Group, Inc.(b)	11,352
256	Yelp, Inc.(b)	10,962

		1,329,186

	Consumer Discretionary—9.9%
825	1-800-Flowers.com, Inc., Class A(b)	8,621
185	Aaron’s, Inc.	8,719
466	Abercrombie & Fitch Co., Class A	9,180
357	Acushnet Holdings Corp.	8,722
212	Adtalem Global Education, Inc.(b)	10,734
518	American Axle & Manufacturing Holdings, Inc.(b)	7,858
383	American Eagle Outfitters, Inc.	8,832
623	American Outdoor Brands Corp.(b)	8,523
292	American Public Education, Inc.(b)	9,557
115	America’s Car-Mart, Inc.(b)	8,613
132	Asbury Automotive Group, Inc.(b)	8,593
2,242	Ascena Retail Group, Inc.(b)	8,632
287	At Home Group, Inc.(b)	7,847
1,755	Barnes & Noble Education, Inc.(b)	10,021
1,789	Barnes & Noble, Inc.	11,324
446	Bassett Furniture Industries, Inc.	8,808
696	BBX Capital Corp.	4,072
788	Beazer Homes USA, Inc.(b)	6,942
541	Bed Bath & Beyond, Inc.	7,433
565	Belmond Ltd., Class A (United Kingdom)(b)	9,673
1,824	Big 5 Sporting Goods Corp.	6,402
229	Big Lots, Inc.	9,508
49	Biglari Holdings, Inc., Class B(b)	6,982
130	BJ’s Restaurants, Inc.	7,953
512	Bloomin’ Brands, Inc.	10,214
525	Bluegreen Vacations Corp.	6,877
687	Bojangles’, Inc.(b)	10,861
315	Boot Barn Holdings, Inc.(b)	7,774
281	Boyd Gaming Corp.	7,463
203	Brinker International, Inc.	8,800
422	Buckle, Inc. (The)	8,609
255	Caleres, Inc.	8,721
408	Callaway Golf Co.	8,731
750	Cambium Learning Group, Inc.(b)	10,785
498	Camping World Holdings, Inc., Class A	8,541
665	Career Education Corp.(b)	9,563
425	Carriage Services, Inc.	8,100
641	Carrols Restaurant Group, Inc.(b)	8,436
148	Carvana Co.(b)	5,735
444	Cato Corp. (The), Class A	8,560
38	Cavco Industries, Inc.(b)	7,623
1,265	Century Casinos, Inc.(b)	7,894
330	Century Communities, Inc.(b)	7,003

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
179	Cheesecake Factory, Inc. (The)	$8,653
302	Chegg, Inc.(b)	8,239
1,118	Chico’s FAS, Inc.	8,575
72	Children’s Place, Inc. (The)	10,757
35	Churchill Downs, Inc.	8,736
343	Chuy’s Holdings, Inc.(b)	8,359
314	Citi Trends, Inc.	7,954
856	Clarus Corp.	8,389
275	Conn’s, Inc.(b)	7,639
865	Container Store Group, Inc. (The)(b)	5,112
319	Cooper Tire & Rubber Co.	9,854
73	Cooper-Standard Holdings, Inc.(b)	6,763
1,736	Core-Mark Holding Co., Inc.	66,680
62	Cracker Barrel Old Country Store, Inc.	9,838
445	Crocs, Inc.(b)	9,140
901	Culp, Inc.	20,858
496	Dana, Inc.	7,723
165	Dave & Buster’s Entertainment, Inc.	9,826
81	Deckers Outdoor Corp.(b)	10,301
1,135	Del Frisco’s Restaurant Group, Inc.(b)	7,661
786	Del Taco Restaurants, Inc.(b)	8,567
654	Denny’s Corp.(b)	11,347
126	Dillard’s, Inc., Class A	8,873
118	Dine Brands Global, Inc.	9,563
116	Dorman Products, Inc.(b)	9,165
1,562	Drive Shack, Inc.(b)	8,341
303	DSW, Inc., Class A	8,045
293	Duluth Holdings, Inc., Class B(b)	9,004
713	El Pollo Loco Holdings, Inc.(b)	8,920
194	Eldorado Resorts, Inc.(b)	7,081
749	Escalade, Inc.	8,763
439	Ethan Allen Interiors, Inc.	8,402
187	Etsy, Inc.(b)	7,951
905	Express, Inc.(b)	7,973
336	Fiesta Restaurant Group, Inc.(b)	8,672
73	Five Below, Inc.(b)	8,309
288	Flexsteel Industries, Inc.	7,321
385	Fossil Group, Inc.(b)	8,358
139	Fox Factory Holding Corp.(b)	7,468
2,495	Francesca’s Holdings Corp.(b)	7,585
410	Funko, Inc., Class A(b)	7,728
604	Gaia, Inc.(b)	8,824
556	GameStop Corp., Class A	8,118
207	Genesco, Inc.(b)	8,858
199	Gentherm, Inc.(b)	8,684
198	G-III Apparel Group Ltd.(b)	7,892
16,243	GNC Holdings, Inc., Class A(b)	59,774
361	Golden Entertainment, Inc.(b)	6,559
1,482	GoPro, Inc., Class A(b)	9,737
963	Green Brick Partners, Inc.(b)	9,052
128	Group 1 Automotive, Inc.	7,391
3,083	Groupon, Inc.(b)	10,081
425	Guess?, Inc.	9,027
585	Habit Restaurants, Inc. (The), Class A(b)	7,429
401	Hamilton Beach Brands Holding Co., Class A	9,311
425	Haverty Furniture Cos., Inc.	8,619

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
75	Helen of Troy Ltd.(b)	$9,309
480	Hibbett Sports, Inc.(b)	8,386
235	Hooker Furniture Corp.	6,878
1,425	Houghton Mifflin Harcourt Co.(b)	9,547
5,610	Hovnanian Enterprises, Inc., Class A(b)	8,191
422	Hudson Ltd., Class A(b)	8,921
449	Installed Building Products, Inc.(b)	13,677
212	International Speedway Corp., Class A	7,952
110	iRobot Corp.(b)	9,699
774	J. Alexander’s Holdings, Inc.(b)	8,166
1,573	J. Jill, Inc.(b)	7,944
5,125	J.C. Penney Co., Inc.(b)(c)	7,534
113	Jack in the Box, Inc.	8,919
92	Johnson Outdoors, Inc., Class A	6,929
560	K12, Inc.(b)	11,990
376	KB Home	7,509
1,014	Kirkland’s, Inc.(b)	10,252
533	Lands’ End, Inc.(b)	8,693
616	Laureate Education, Inc., Class A(b)	9,172
288	La-Z-Boy, Inc.	8,006
103	LCI Industries	7,143
1,166	Leaf Group Ltd.(b)	10,202
188	LGI Homes, Inc.(b)	8,045
204	Liberty Expedia Holdings, Inc., Class A(b)	8,858
865	Lifetime Brands, Inc.	8,953
654	Lindblad Expeditions Holdings, Inc.(b)	8,836
1,641	Liquidity Services, Inc.(b)	9,748
113	Lithia Motors, Inc., Class A	10,066
474	Lovesac Co. (The)(b)	9,025
545	Lumber Liquidators Holdings, Inc.(b)	6,518
377	M/I Homes, Inc.(b)	9,112
182	Malibu Boats, Inc., Class A(b)	7,316
421	Marine Products Corp.	8,576
404	MarineMax, Inc.(b)	9,195
85	Marriott Vacations Worldwide Corp.	7,522
262	MCBC Holdings, Inc.(b)	7,776
298	MDC Holdings, Inc.	8,374
314	Media General, Inc.(b)(d)	18
215	Meritage Homes Corp.(b)	8,009
673	Modine Manufacturing Co.(b)	8,756
209	Monarch Casino & Resort, Inc.(b)	8,103
132	Monro, Inc.	9,821
376	Motorcar Parts of America, Inc.(b)	7,964
218	Movado Group, Inc.	8,395
115	Murphy USA, Inc.(b)	9,272
111	Nathan’s Famous, Inc.	8,313
211	National Vision Holdings, Inc.(b)	8,742
673	Nautilus, Inc.(b)	8,231
1,069	New Home Co., Inc. (The)(b)	7,622
2,257	New York & Co., Inc.(b)	8,938
755	Noodles & Co.(b)	7,120
269	Nutrisystem, Inc.	9,566
2,963	Office Depot, Inc.	7,585
105	Ollie’s Bargain Outlet Holdings, Inc.(b)	9,754
348	Overstock.com, Inc.(b)	7,002
105	Oxford Industries, Inc.	9,343

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
202	Papa John’s International, Inc.	$11,017
635	Party City Holdco, Inc.(b)	6,648
415	Penn National Gaming, Inc.(b)	10,076
1,620	PetMed Express, Inc.	45,263
5,418	Pier 1 Imports, Inc.	8,615
186	Planet Fitness, Inc., Class A(b)	9,131
399	PlayAGS, Inc.(b)	9,676
729	Potbelly Corp.(b)	8,515
610	Quotient Technology, Inc.(b)	7,851
308	RCI Hospitality Holdings, Inc.	8,063
732	Red Lion Hotels Corp.(b)	8,001
256	Red Robin Gourmet Burgers, Inc.(b)	7,731
327	Red Rock Resorts, Inc., Class A	7,567
452	Regis Corp.(b)	7,612
3,739	Remark Holdings, Inc.(b)	8,488
642	Rent-A-Center, Inc.(b)	9,149
70	RH(b)	8,100
334	Rocky Brands, Inc.	9,592
135	Roku, Inc.(b)	7,506
323	Ruth’s Hospitality Group, Inc.	8,731
535	Sally Beauty Holdings, Inc.(b)	9,528
352	Scientific Games Corp.(b)	7,836
293	SeaWorld Entertainment, Inc.(b)	7,653
165	Shake Shack, Inc., Class A(b)	8,727
2,095	Shiloh Industries, Inc.(b)	19,044
233	Shoe Carnival, Inc.	9,490
130	Shutterfly, Inc.(b)	6,500
174	Shutterstock, Inc.	7,113
146	Signet Jewelers Ltd.	8,183
315	Skyline Champion Corp.	7,506
253	Sleep Number Corp.(b)	9,202
447	Sonic Automotive, Inc., Class A	8,100
255	Sonic Corp.	11,036
567	Sonos, Inc.(b)	7,207
194	Sotheby’s(b)	8,148
538	Speedway Motorsports, Inc.	8,355
1,596	Sportsman’s Warehouse Holdings, Inc.(b)	8,028
40	Stamps.com, Inc.(b)	8,087
186	Standard Motor Products, Inc.	10,064
253	Steven Madden Ltd.	7,911
344	Stoneridge, Inc.(b)	8,741
69	Strategic Education, Inc.	8,682
142	Sturm Ruger & Co., Inc.	8,433
506	Superior Group of Cos., Inc.	8,799
516	Superior Industries International, Inc.	5,072
361	Tailored Brands, Inc.	7,585
578	Taylor Morrison Home Corp., Class A(b)	9,560
225	Tenneco, Inc., Class A	7,747
132	Texas Roadhouse, Inc.	7,981
1,345	Tile Shop Holdings, Inc.	8,743
505	Tilly’s, Inc., Class A	8,959
162	TopBuild Corp.(b)	7,390
305	Tower International, Inc.	9,055
1,077	Town Sports International Holdings, Inc.(b)	8,271
665	TRI Pointe Group, Inc.(b)	7,914
286	Tupperware Brands Corp.	10,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
563	Turtle Beach Corp.(b)	$9,993
716	Unifi, Inc.(b)	16,389
239	Universal Electronics, Inc.(b)	7,474
558	Vera Bradley, Inc.(b)	7,360
544	Vista Outdoor, Inc.(b)	6,800
1,594	Vuzix Corp.(b)	9,692
131	Weight Watchers International, Inc.(b)	8,659
261	Weyco Group, Inc.	8,258
525	William Lyon Homes, Class A(b)	7,119
144	Wingstop, Inc.	9,017
57	Winmark Corp.	8,760
259	Winnebago Industries, Inc.	7,138
243	Wolverine World Wide, Inc.	8,546
612	ZAGG, Inc.(b)	7,411
727	Zoe’s Kitchen, Inc.(b)	9,247
339	Zumiez, Inc.(b)	7,885

		2,094,950

	Consumer Staples—10.8%
23,355	22nd Century Group, Inc.(b)	56,519
1,527	Andersons, Inc. (The)	54,972
1,830	B&G Foods, Inc.	47,653
327	BJ’s Wholesale Club Holdings, Inc.(b)	7,243
190	Boston Beer Co., Inc. (The), Class A(b)	58,385
585	Calavo Growers, Inc.	56,745
1,194	Cal-Maine Foods, Inc.	58,112
259	Central Garden & Pet Co., Class A(b)	7,679
1,758	Chefs’ Warehouse, Inc. (The)(b)	59,122
323	Coca-Cola Bottling Co. Consolidated	55,760
3,307	Craft Brew Alliance, Inc.(b)	60,650
549	Darling Ingredients, Inc.(b)	11,342
7,985	Dean Foods Co.	63,800
1,202	Edgewell Personal Care Co.(b)	57,672
721	elf Beauty, Inc.(b)	7,650
2,160	Farmer Brothers Co.(b)	52,078
1,596	Fresh Del Monte Produce, Inc.	52,716
1,594	Freshpet, Inc.(b)	60,731
4,885	Hostess Brands, Inc.(b)	50,804
1,734	Ingles Markets, Inc., Class A	57,118
152	Inter Parfums, Inc.	8,966
400	J & J Snack Foods Corp.	62,464
816	John B. Sanfilippo & Son, Inc.	51,457
373	Lancaster Colony Corp.	63,925
1,767	Landec Corp.(b)	24,190
2,161	Limoneira Co.	53,269
237	Medifast, Inc.	50,168
765	MGP Ingredients, Inc.	54,445
485	National Beverage Corp.(b)	44,838
583	Oil-Dri Corp. of America	18,032
1,828	Performance Food Group Co.(b)	53,597
108	PriceSmart, Inc.	7,576
3,045	Primo Water Corp.(b)	50,760
449	Revlon, Inc., Class A(b)(c)	9,429
45,920	Rite Aid Corp.(b)	55,104
585	Sanderson Farms, Inc.	57,558
1,847	Seneca Foods Corp., Class A(b)	58,421
3,298	Simply Good Foods Co. (The)(b)	62,530

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
2,980	SpartanNash Co.	$53,193
2,038	Tootsie Roll Industries, Inc.	64,340
1,527	Turning Point Brands, Inc.	62,760
1,791	United Natural Foods, Inc.(b)	38,918
941	Universal Corp.	63,856
460	USANA Health Sciences, Inc.(b)	53,829
3,932	Vector Group Ltd.	53,161
2,081	Village Super Market, Inc., Class A	51,276
336	WD-40 Co.	56,139
1,359	Weis Markets, Inc.	62,718

		2,283,670

	Energy—11.0%
10,759	Abraxas Petroleum Corp.(b)	19,797
531	Adams Resources & Energy, Inc.	21,532
5,230	Alta Mesa Resources, Inc., Class A(b)	16,474
2,693	Amyris, Inc.(b)	20,063
283	Arch Coal, Inc., Class A	27,140
2,010	Archrock, Inc.	20,623
1,561	Ardmore Shipping Corp. (Ireland)(b)	10,084
2,897	Basic Energy Services, Inc.(b)	22,510
882	Bonanza Creek Energy, Inc.(b)	22,711
923	Bristow Group, Inc.(b)	10,162
1,201	C&J Energy Services, Inc.(b)	22,555
731	Cactus, Inc., Class A(b)	24,459
640	California Resources Corp.(b)	20,058
2,176	Callon Petroleum Co.(b)	21,695
2,984	CARBO Ceramics, Inc.(b)	14,413
1,026	Carrizo Oil & Gas, Inc.(b)	18,683
9,175	Clean Energy Fuels Corp.(b)	20,277
11,616	Cloud Peak Energy, Inc.(b)	19,863
561	CONSOL Energy, Inc.(b)	22,350
2,687	Covia Holdings Corp.(b)	15,531
664	CVR Energy, Inc.	28,552
4,437	Dawson Geophysical Co.(b)	24,892
521	Delek US Holdings, Inc.	19,131
4,924	Denbury Resources, Inc.(b)	16,988
2,305	DHT Holdings, Inc.	11,594
1,472	Diamond Offshore Drilling, Inc.(b)	20,873
1,411	Dorian LPG Ltd.(b)	11,217
493	Dril-Quip, Inc.(b)	20,982
2,861	Earthstone Energy, Inc., Class A(b)	23,546
20,697	Eclipse Resources Corp.(b)	23,595
6,825	Energy Fuels, Inc.(b)	23,000
2,062	Era Group, Inc.(b)	23,342
2,543	Evolution Petroleum Corp.	26,193
952	Exterran Corp.(b)	19,887
2,191	Forum Energy Technologies, Inc.(b)	19,631
2,878	Frank’s International NV(b)	20,434
2,004	Frontline Ltd. (Norway)(b)	14,329
2,330	FTS International, Inc.(b)	29,847
546	GasLog Ltd. (Monaco)	11,171
993	Golar LNG Ltd. (Bermuda)	26,593
1,889	Goodrich Petroleum Corp.(b)	28,467
1,445	Green Plains, Inc.	24,623
280	Gulfmark Offshore, Inc.(b)	9,433
2,271	Gulfport Energy Corp.(b)	20,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
5,218	Halcon Resources Corp.(b)	$17,324
4,311	Hallador Energy Co.	28,280
2,850	Helix Energy Solutions Group, Inc.(b)	24,282
4,815	HighPoint Resources Corp.(b)	17,912
6,631	Independence Contract Drilling, Inc.(b)	26,590
555	International Seaways, Inc.(b)	11,938
1,637	ION Geophysical Corp.(b)	19,333
1,930	Jagged Peak Energy, Inc.(b)	23,778
2,061	Keane Group, Inc.(b)	25,907
1,864	Key Energy Services, Inc.(b)	16,869
931	KLX Energy Services Holdings, Inc.(b)	26,897
2,892	Laredo Petroleum, Inc.(b)	15,154
1,335	Liberty Oilfield Services, Inc., Class A	25,338
4,414	Lilis Energy, Inc.(b)	11,918
861	Mammoth Energy Services, Inc.	21,491
816	Matador Resources Co.(b)	23,533
978	Matrix Service Co.(b)	19,883
1,322	McDermott International, Inc.(b)	10,219
2,612	Midstates Petroleum Co., Inc.(b)	18,832
318	NACCO Industries, Inc., Class A	10,984
1,139	Natural Gas Services Group, Inc.(b)	21,983
1,487	NCS Multistage Holdings, Inc.(b)	16,803
2,574	Newpark Resources, Inc.(b)	21,132
811	Nine Energy Service, Inc.(b)	30,031
4,254	Noble Corp. PLC(b)	21,355
5,074	Nordic American Tankers Ltd.	13,142
7,549	Northern Oil and Gas, Inc.(b)	22,194
2,090	Oasis Petroleum, Inc.(b)	21,025
828	Ocean Rig UDW, Inc., Class A (Angola)(b)	25,080
932	Oceaneering International, Inc.(b)	17,652
791	Oil States International, Inc.(b)	17,616
3,075	Overseas Shipholding Group, Inc., Class A(b)	9,655
1,254	Panhandle Oil and Gas, Inc., Class A	22,309
1,184	Par Pacific Holdings, Inc.(b)	20,933
531	PDC Energy, Inc.(b)	22,541
555	Peabody Energy Corp.	19,675
325	Penn Virginia Corp.(b)	22,353
1,222	PHI, Inc.(b)	9,519
8,105	Pioneer Energy Services Corp.(b)	24,072
1,605	ProPetro Holding Corp.(b)	28,328
913	Renewable Energy Group, Inc.(b)	28,376
718	Resolute Energy Corp.(b)	19,982
331	REX American Resources Corp.(b)	24,550
1,108	RigNet, Inc.(b)	18,947
2,174	Ring Energy, Inc.(b)	15,501
1,578	Rowan Cos. PLC, Class A(b)	25,106
9,498	Sanchez Energy Corp.(b)	15,767
2,145	SandRidge Energy, Inc.(b)	19,198
5,597	Scorpio Tankers, Inc. (Monaco)	10,019
210	SEACOR Holdings, Inc.(b)	10,078
1,208	SEACOR Marine Holdings, Inc.(b)	22,082
1,967	Select Energy Services, Inc., Class A(b)	18,804
1,039	SemGroup Corp., Class A	19,211
749	Ship Finance International Ltd. (Norway)	9,362
893	SilverBow Resources, Inc.(b)	23,450
5,066	Smart Sand, Inc.(b)	14,033

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
1,426	Solaris Oilfield Infrastructure, Inc., Class A(b)	$18,823
5,143	Southwestern Energy Co.(b)	27,464
2,936	SRC Energy, Inc.(b)	20,787
2,626	Superior Energy Services, Inc.(b)	20,562
706	Talos Energy, Inc.(b)	18,398
1,597	Teekay Corp. (Bermuda)	10,588
10,298	Teekay Tankers Ltd., Class A (Bermuda)	11,431
2,977	Tellurian, Inc.(b)(c)	23,816
5,565	TETRA Technologies, Inc.(b)	16,528
335	Tidewater, Inc.(b)	8,995
21,379	Ultra Petroleum Corp.(b)	25,655
941	Unit Corp.(b)	21,765
12,125	Uranium Energy Corp.(b)	16,126
1,055	US Silica Holdings, Inc.	14,770
3,718	W&T Offshore, Inc.(b)	25,059
1,222	WildHorse Resource Development Corp.(b)	25,919
922	World Fuel Services Corp.	29,504

		2,324,505

	Financials—8.7%
242	1st Constitution Bancorp	4,893
90	1st Source Corp.	4,193
179	Access National Corp.	4,649
122	ACNB Corp.	4,892
264	AG Mortgage Investment Trust, Inc. REIT	4,567
112	Allegiance Bancshares, Inc.(b)	4,336
260	Amalgamated Bank, Class A(b)	5,044
232	Ambac Financial Group, Inc.(b)	4,775
137	American Equity Investment Life Holding Co.	4,277
122	American National Bankshares, Inc.	4,403
104	Ameris Bancorp	4,461
76	AMERISAFE, Inc.	4,947
183	Ames National Corp.	5,031
338	AmTrust Financial Services, Inc.	4,847
1,023	Anworth Mortgage Asset Corp. REIT	4,460
252	Apollo Commercial Real Estate Finance, Inc. REIT	4,715
406	Arbor Realty Trust, Inc. REIT	4,904
339	Ares Commercial Real Estate Corp. REIT	4,905
80	Argo Group International Holdings Ltd.	4,929
537	Arlington Asset Investment Corp., Class A	4,516
210	ARMOUR Residential REIT, Inc. REIT	4,574
132	Arrow Financial Corp.	4,638
154	Artisan Partners Asset Management, Inc., Class A	4,221
54	Ashford, Inc.(b)	3,404
134	Associated Capital Group, Inc., Class A	5,194
276	Atlantic Capital Bancshares, Inc.(b)	4,159
105	Auburn National Bancorporation, Inc.	4,229
138	Axos Financial, Inc.(b)	4,190
226	B. Riley Financial, Inc.	4,350
260	Banc of California, Inc.	4,147
81	BancFirst Corp.	4,648
240	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	4,118
495	Bancorp, Inc. (The)(b)	5,197
145	BancorpSouth Bank	4,161

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
381	Bank of Commerce Holdings	$4,549
56	Bank of Marin Bancorp	4,759
96	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	3,868
155	Bank of Princeton (The)(b)	4,379
308	BankFinancial Corp.	4,349
156	Bankwell Financial Group, Inc.	4,730
76	Banner Corp.	4,394
170	Bar Harbor Bankshares	4,347
186	Baycom Corp.(b)	4,499
338	BCB Bancorp, Inc.	4,205
283	Beneficial Bancorp, Inc.	4,423
118	Berkshire Hills Bancorp, Inc.	3,938
143	Blackstone Mortgage Trust, Inc., Class A REIT	4,825
334	Blucora, Inc.(b)	9,659
213	Blue Hills Bancorp, Inc.	4,944
352	Boston Private Financial Holdings, Inc.	4,752
141	Bridge Bancorp, Inc.	4,188
385	Bridgewater Bancshares, Inc.(b)	4,273
392	BrightSphere Investment Group PLC	4,469
283	Brookline Bancorp, Inc.	4,386
104	Bryn Mawr Bank Corp.	4,154
149	BSB Bancorp, Inc.(b)	4,291
186	Business First Bancshares, Inc.	4,905
215	Byline Bancorp, Inc.(b)	4,730
82	C&F Financial Corp.	3,981
182	Cadence BanCorp	4,015
55	Cambridge Bancorp	4,702
111	Camden National Corp.	4,501
243	Cannae Holdings, Inc.(b)	4,488
205	Capital City Bank Group, Inc.	4,858
375	Capitol Federal Financial, Inc.	4,654
291	Capstar Financial Holdings, Inc.	4,301
594	Capstead Mortgage Corp. REIT	4,075
125	Carolina Financial Corp.	4,136
118	Cathay General Bancorp	4,445
154	CB Financial Services, Inc.	4,270
133	CBTX, Inc.	4,420
168	CenterState Bank Corp.	4,129
178	Central Pacific Financial Corp.	4,813
227	Central Valley Community Bancorp	4,594
69	Century Bancorp, Inc., Class A	5,183
90	Chemical Financial Corp.	4,217
120	Chemung Financial Corp.	5,216
264	Cherry Hill Mortgage Investment Corp. REIT	4,728
180	Citizens & Northern Corp.	4,532
595	Citizens, Inc.(b)	4,677
63	City Holding Co.	4,648
204	Civista Bancshares, Inc.	4,725
163	CNB Financial Corp.	4,173
229	CNO Financial Group, Inc.	4,328
284	Coastal Financial Corp.(b)	4,638
173	Codorus Valley Bancorp, Inc.	4,541
118	Cohen & Steers, Inc.	4,530
228	Colony Credit Real Estate, Inc. REIT	4,866
121	Columbia Banking System, Inc.	4,488

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
293	Columbia Financial, Inc.(b)	$4,418
77	Community Bank System, Inc.	4,496
548	Community Bankers Trust Corp.(b)	4,669
146	Community Financial Corp. (The)	4,402
105	Community Trust Bancorp, Inc.	4,779
205	ConnectOne Bancorp, Inc.	4,250
199	County Bancorp, Inc.	4,142
319	Cowen, Inc.(b)	4,721
536	Crawford & Co., Class B	4,937
161	Curo Group Holdings Corp.(b)	2,265
205	Customers Bancorp, Inc.(b)	4,200
208	CVB Financial Corp.	4,545
29	Diamond Hill Investment Group, Inc.	4,993
276	Dime Community Bancshares, Inc.	4,449
354	Donegal Group, Inc., Class A	4,754
236	Donnelley Financial Solutions, Inc.(b)	3,670
768	Dynex Capital, Inc. REIT	4,447
93	Eagle Bancorp, Inc.(b)	4,573
183	eHealth, Inc.(b)	6,288
574	Elevate Credit, Inc.(b)	2,445
197	EMC Insurance Group, Inc.	4,722
105	Employers Holdings, Inc.	4,826
131	Encore Capital Group, Inc.(b)	3,329
157	Enova International, Inc.(b)	3,713
23	Enstar Group Ltd. (Bermuda)(b)	4,177
180	Entegra Financial Corp.(b)	4,084
148	Enterprise Bancorp, Inc.	4,792
92	Enterprise Financial Services Corp.	3,997
123	Equity Bancshares, Inc., Class A(b)	4,439
191	Esquire Financial Holdings, Inc.(b)	4,580
312	ESSA Bancorp, Inc.	5,039
110	Essent Group Ltd.(b)	4,336
105	Evans Bancorp, Inc.	4,620
422	Exantas Capital Corp. REIT	4,785
450	EZCORP, Inc., Class A(b)	4,473
113	Farmers & Merchants Bancorp, Inc.	4,593
323	Farmers National Banc Corp.	4,231
113	FB Financial Corp.	4,122
61	FBL Financial Group, Inc., Class A	4,208
99	FCB Financial Holdings, Inc., Class A(b)	3,874
63	Federal Agricultural Mortgage Corp., Class C	4,400
213	Federated Investors, Inc., Class B	5,255
201	FedNat Holding Co.	4,328
565	FGL Holdings(b)	4,464
73	Fidelity D&D Bancorp, Inc.	4,794
200	Fidelity Southern Corp.	4,644
151	Financial Institutions, Inc.	4,311
172	First Bancorp, Inc.	4,912
576	First BanCorp/Puerto Rico(b)	5,316
123	First Bancorp/Southern Pines NC	4,537
123	First Bancshares, Inc. (The)	4,433
363	First Bank/NJ	4,312
158	First Busey Corp.	4,411
217	First Business Financial Services, Inc.	4,542
175	First Choice Bancorp	3,937
305	First Commonwealth Financial Corp.	4,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
146	First Community Bancshares, Inc.	$5,041
190	First Community Corp.	4,151
158	First Defiance Financial Corp.	4,301
164	First Financial Bancorp	4,292
81	First Financial Bankshares, Inc.	4,778
95	First Financial Corp.	4,357
289	First Financial Northwest, Inc.	4,367
302	First Foundation, Inc.(b)	4,895
200	First Guaranty Bancshares, Inc.	4,570
160	First Internet Bancorp	4,123
108	First Interstate BancSystem, Inc., Class A	4,478
105	First Merchants Corp.	4,369
121	First Mid-Illinois Bancshares, Inc.	4,511
186	First Midwest Bancorp, Inc.	4,271
303	First Northwest Bancorp(b)	4,424
228	First of Long Island Corp. (The)	4,608
70	First Savings Financial Group, Inc.	4,523
261	First United Corp.	4,698
60	FirstCash, Inc.	4,824
155	Flagstar Bancorp, Inc.(b)	4,772
192	Flushing Financial Corp.	4,356
105	Focus Financial Partners, Inc., Class A(b)	4,011
123	Franklin Financial Network, Inc.(b)	4,170
86	FS Bancorp, Inc.	3,882
281	Fulton Financial Corp.	4,499
715	GAIN Capital Holdings, Inc.	5,463
189	GAMCO Investors, Inc., Class A	3,878
1,081	Genworth Financial, Inc., Class A(b)	4,627
135	German American Bancorp, Inc.	4,281
109	Glacier Bancorp, Inc.	4,622
140	Global Indemnity Ltd. (Cayman Islands)	5,012
137	Goosehead Insurance, Inc., Class A(b)	4,696
255	Granite Point Mortgage Trust, Inc. REIT	4,746
356	Great Ajax Corp. REIT	4,642
85	Great Southern Bancorp, Inc.	4,603
115	Great Western Bancorp, Inc.	4,215
213	Green Bancorp, Inc.	3,940
57	Green Dot Corp., Class A(b)	4,317
144	Greene County Bancorp, Inc.	4,618
183	Greenhill & Co., Inc.	4,035
407	Greenlight Capital Re Ltd., Class A(b)	4,717
167	Guaranty Bancorp	4,345
149	Guaranty Bancshares, Inc.	4,443
465	Hallmark Financial Services, Inc.(b)	5,180
105	Hamilton Lane, Inc., Class A	4,030
99	Hancock Whitney Corp.	4,154
188	Hanmi Financial Corp.	3,944
252	HarborOne Bancorp, Inc.(b)	4,586
121	HCI Group, Inc.	5,284
95	Health Insurance Innovations, Inc., Class A(b)	4,645
83	Heartland Financial USA, Inc.	4,411
324	Heritage Commerce Corp.	4,701
135	Heritage Financial Corp.	4,417
311	Heritage Insurance Holdings, Inc.	4,342
243	Hilltop Holdings, Inc.	4,836
23	Hingham Institution for Savings	4,683

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
112	Home Bancorp, Inc.	$4,451
217	Home BancShares, Inc.	4,132
173	HomeStreet, Inc.(b)	4,495
170	HomeTrust Bancshares, Inc.(b)	4,634
292	Hope Bancorp, Inc.	4,228
107	Horace Mann Educators Corp.	4,203
251	Horizon Bancorp, Inc.	4,207
105	Houlihan Lokey, Inc.	4,324
265	Howard Bancorp, Inc.(b)	4,216
58	IBERIABANK Corp.	4,320
733	Impac Mortgage Holdings, Inc.(b)	3,804
144	Independence Holding Co.	5,214
55	Independent Bank Corp./MA	4,315
204	Independent Bank Corp./MI	4,515
75	Independent Bank Group, Inc.	4,343
105	International Bancshares Corp.	4,064
92	INTL. FCStone, Inc.(b)	4,166
299	Invesco Mortgage Capital, Inc. REIT(e)	4,509
190	Investar Holding Corp.	4,957
234	Investment Technology Group, Inc.	6,430
389	Investors Bancorp, Inc.	4,349
28	Investors Title Co.	5,096
119	James River Group Holdings Ltd.	4,582
366	Kearny Financial Corp.	4,736
59	Kemper Corp.	4,436
260	Kingstone Cos., Inc.	4,420
82	Kinsale Capital Group, Inc.	4,896
239	KKR Real Estate Finance Trust, Inc. REIT	4,799
283	Ladder Capital Corp. REIT	4,766
1,759	Ladenburg Thalmann Financial Services, Inc.	4,872
265	Lakeland Bancorp, Inc.	4,365
103	Lakeland Financial Corp.	4,432
260	LCNB Corp.	4,417
108	LegacyTexas Financial Group, Inc.	4,161
1,448	LendingClub Corp.(b)	4,677
21	LendingTree, Inc.(b)	4,235
176	Level One Bancorp, Inc.	4,782
173	Live Oak Bancshares, Inc.	3,183
432	Luther Burbank Corp.	4,177
407	Macatawa Bank Corp.	4,416
1,785	Maiden Holdings Ltd.	6,265
200	Malvern Bancorp, Inc.(b)	4,062
366	Marlin Business Services Corp.	9,728
104	MB Financial, Inc.	4,617
462	MBIA, Inc.(b)	4,574
442	MBT Financial Corp.	5,043
142	Mercantile Bank Corp.	4,510
176	Merchants Bancorp	4,048
280	Meridian Bancorp, Inc.	4,435
174	Meta Financial Group, Inc.	4,392
114	Metropolitan Bank Holding Corp.(b)	4,202
379	MGIC Investment Corp.(b)	4,628
160	Mid Penn Bancorp, Inc.	4,282
100	Middlefield Banc Corp.	4,642
145	Midland States Bancorp, Inc.	3,911
321	MidSouth Bancorp, Inc.	4,263

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
144	MidWestOne Financial Group, Inc.	$4,149
89	Moelis & Co., Class A	3,592
269	Mr Cooper Group, Inc.(b)	3,898
128	MutualFirst Financial, Inc.	4,545
253	MVB Financial Corp.	4,635
127	National Bank Holdings Corp., Class A	4,288
106	National Bankshares, Inc.	4,577
113	National Commerce Corp.(b)	4,192
188	National General Holdings Corp.	5,238
18	National Western Life Group, Inc., Class A	4,847
71	Navigators Group, Inc. (The)	4,910
125	NBT Bancorp, Inc.	4,561
85	Nelnet, Inc., Class A	4,785
778	New York Mortgage Trust, Inc. REIT	4,777
293	NI Holdings, Inc.(b)	4,583
91	Nicolet Bankshares, Inc.(b)	4,859
211	NMI Holdings, Inc., Class A(b)	4,461
227	Northeast Bancorp	4,270
310	Northfield Bancorp, Inc.	4,083
112	Northrim Bancorp, Inc.	4,259
272	Northwest Bancshares, Inc.	4,390
127	Norwood Financial Corp.	4,826
255	Oak Valley Bancorp	4,628
173	OceanFirst Financial Corp.	4,380
182	Oconee Federal Financial Corp.	4,479
1,183	Ocwen Financial Corp.(b)	4,141
297	OFG Bancorp	5,076
134	Ohio Valley Banc Corp.	4,682
145	Old Line Bancshares, Inc.	4,341
243	Old National Bancorp	4,338
321	Old Second Bancorp, Inc.	4,565
649	On Deck Capital, Inc.(b)	4,478
411	OP Bancorp(b)	4,266
161	Oppenheimer Holdings, Inc., Class A	4,952
175	Opus Bank	3,323
655	Orchid Island Capital, Inc. REIT	4,284
123	Origin Bancorp, Inc.	4,594
310	Oritani Financial Corp.	4,529
202	Orrstown Financial Services, Inc.	4,093
241	Pacific City Financial Corp.	3,945
481	Pacific Mercantile Bancorp(b)	3,978
128	Pacific Premier Bancorp, Inc.(b)	3,741
46	Park National Corp.	4,204
213	Parke Bancorp, Inc.	4,205
248	PCSB Financial Corp.	4,643
330	PDL Community Bancorp(b)	4,524
153	Peapack-Gladstone Financial Corp.	4,129
113	Penns Woods Bancorp, Inc.	4,577
229	PennyMac Financial Services, Inc.	4,578
243	PennyMac Mortgage Investment Trust REIT	4,692
163	Peoples Bancorp of North Carolina, Inc.	4,538
136	Peoples Bancorp, Inc.	4,655
108	Peoples Financial Services Corp.	4,602
141	People’s Utah Bancorp	4,725
65	Piper Jaffray Cos.	4,510
90	PJT Partners, Inc., Class A	4,081

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
129	PRA Group, Inc.(b)	$3,978
83	Preferred Bank	4,267
265	Premier Financial Bancorp, Inc.	4,701
39	Primerica, Inc.	4,280
101	ProAssurance Corp.	4,436
213	Protective Insurance Corp., Class B	4,910
185	Provident Bancorp, Inc.(b)	4,631
197	Provident Financial Services, Inc.	4,807
275	Prudential Bancorp, Inc.	4,942
520	Pzena Investment Management, Inc., Class A	5,231
116	QCR Holdings, Inc.	4,226
240	Radian Group, Inc.	4,606
174	RBB Bancorp	3,755
289	Ready Capital Corp. REIT	4,427
296	Redwood Trust, Inc. REIT	4,860
164	Regional Management Corp.(b)	4,733
167	Reliant Bancorp, Inc.	4,008
112	Renasant Corp.	3,907
101	Republic Bancorp, Inc., Class A	4,532
682	Republic First Bancorp, Inc.(b)	4,604
521	Riverview Bancorp, Inc.	4,413
62	RLI Corp.	4,584
108	S&T Bancorp, Inc.	4,332
494	Safeguard Scientifics, Inc.(b)	4,224
51	Safety Insurance Group, Inc.	4,247
126	Sandy Spring Bancorp, Inc.	4,479
183	SB One Bancorp	4,416
162	Seacoast Banking Corp. of Florida(b)	4,262
384	Select Bancorp, Inc.(b)	4,731
75	Selective Insurance Group, Inc.	4,864
121	ServisFirst Bancshares, Inc.	4,354
265	Shore Bancshares, Inc.	4,272
358	SI Financial Group, Inc.	4,740
281	Siebert Financial Corp.(b)	3,864
162	Sierra Bancorp	4,411
327	Silvercrest Asset Management Group, Inc., Class A	4,702
157	Simmons First National Corp., Class A	4,204
205	SmartFinancial, Inc.(b)	4,170
61	South State Corp.	4,128
118	Southern First Bancshares, Inc.(b)	4,237
125	Southern Missouri Bancorp, Inc.	4,209
285	Southern National Bancorp of Virginia, Inc.	4,306
135	Southside Bancshares, Inc.	4,277
227	Spirit of Texas Bancshares, Inc.(b)	4,737
156	State Auto Financial Corp.	4,959
157	State Bank Financial Corp.	4,014
393	Sterling Bancorp, Inc./MI	4,068
109	Stewart Information Services Corp.	4,500
89	Stifel Financial Corp.	4,069
131	Stock Yards Bancorp, Inc.	4,154
202	Summit Financial Group, Inc.	4,262
165	Territorial Bancorp, Inc.	4,495
379	Third Point Reinsurance Ltd. (Bermuda)(b)	4,192
149	Timberland Bancorp, Inc.	4,324
749	Tiptree, Inc.	4,412

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
58	Tompkins Financial Corp.	$4,242
156	Towne Bank	4,388
241	TPG RE Finance Trust, Inc. REIT	4,777
127	TriCo Bancshares	4,575
172	TriState Capital Holdings, Inc.(b)	4,338
114	Triumph Bancorp, Inc.(b)	4,088
143	Trupanion, Inc.(b)	3,612
558	TrustCo Bank Corp.	4,179
141	Trustmark Corp.	4,343
66	UMB Financial Corp.	4,214
122	Union Bankshares Corp.	4,165
94	Union Bankshares, Inc./VT	4,460
129	United Bankshares, Inc./WV	4,279
171	United Community Banks, Inc.	4,253
484	United Community Financial Corp.	4,429
286	United Financial Bancorp, Inc.	4,419
95	United Fire Group, Inc.	5,114
238	United Insurance Holdings Corp.	4,693
442	United Security Bancshares	4,738
205	Unity Bancorp, Inc.	4,340
108	Universal Insurance Holdings, Inc.	4,534
178	Univest Corp. of Pennsylvania	4,443
420	Valley National Bancorp	4,192
195	Value Line, Inc.	4,924
166	Veritex Holdings, Inc.(b)	3,911
41	Virtus Investment Partners, Inc.	4,073
243	Waddell & Reed Financial, Inc., Class A	4,634
92	Walker & Dunlop, Inc.	3,860
148	Washington Federal, Inc.	4,168
85	Washington Trust Bancorp, Inc.	4,365
288	Waterstone Financial, Inc.	4,706
105	WesBanco, Inc.	4,211
212	West Bancorporation, Inc.	4,662
79	Westamerica Bancorporation	4,599
441	Western Asset Mortgage Capital Corp. REIT	4,397
461	Western New England Bancorp, Inc.	4,628
92	Westwood Holdings Group, Inc.	3,896
627	WisdomTree Investments, Inc.	4,872
41	World Acceptance Corp.(b)	4,161
101	WSFS Financial Corp.	4,296

		1,828,400

	Health Care—11.2%
905	AAC Holdings, Inc.(b)	4,987
475	Abeona Therapeutics, Inc.(b)	4,085
495	ACADIA Pharmaceuticals, Inc.(b)	9,643
327	Accelerate Diagnostics, Inc.(b)	4,885
133	Acceleron Pharma, Inc.(b)	6,752
1,791	Accuray, Inc.(b)	8,042
1,485	Achaogen, Inc.(b)	5,717
2,106	Achillion Pharmaceuticals, Inc.(b)	6,023
452	Aclaris Therapeutics, Inc.(b)	5,374
377	Acorda Therapeutics, Inc.(b)	7,204
306	Adamas Pharmaceuticals, Inc.(b)	5,064
100	Addus HomeCare Corp.(b)	6,550
1,074	ADMA Biologics, Inc.(b)	5,767
1,051	Aduro Biotech, Inc.(b)	4,456

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
1,106	Adverum Biotechnologies, Inc.(b)	$4,645
805	Aeglea BioTherapeutics, Inc.(b)	6,947
115	Aerie Pharmaceuticals, Inc.(b)	6,116
3,544	Agenus, Inc.(b)	5,635
233	Aimmune Therapeutics, Inc.(b)	6,193
279	Akcea Therapeutics, Inc.(b)	6,227
915	Akebia Therapeutics, Inc.(b)	6,853
501	Akorn, Inc.(b)	3,342
207	Albireo Pharma, Inc.(b)	5,529
365	Alder Biopharmaceuticals, Inc.(b)	4,636
873	Aldeyra Therapeutics, Inc.(b)	9,402
153	Allakos, Inc.(b)	7,398
612	Allena Pharmaceuticals, Inc.(b)	5,037
465	Allscripts Healthcare Solutions, Inc.(b)	5,538
296	AMAG Pharmaceuticals, Inc.(b)	6,364
56	Amedisys, Inc.(b)	6,160
340	American Renal Associates Holdings, Inc.(b)	6,559
586	Amicus Therapeutics, Inc.(b)	6,551
126	AMN Healthcare Services, Inc.(b)	6,378
287	Amneal Pharmaceuticals, Inc.(b)	5,295
368	Amphastar Pharmaceuticals, Inc.(b)	6,606
11,452	Ampio Pharmaceuticals, Inc.(b)	5,268
79	AnaptysBio, Inc.(b)	5,903
284	AngioDynamics, Inc.(b)	5,802
125	ANI Pharmaceuticals, Inc.(b)	6,066
165	Anika Therapeutics, Inc.(b)	5,900
2,146	Antares Pharma, Inc.(b)	6,417
362	Apellis Pharmaceuticals, Inc.(b)	5,064
419	Apollo Medical Holdings, Inc.(b)	8,569
226	Aptinyx, Inc.(b)	5,885
372	Aquestive Therapeutics, Inc.(b)	5,628
1,267	Aratana Therapeutics, Inc.(b)	7,526
705	Arbutus Biopharma Corp. (Canada)(b)	2,989
479	Arcus Biosciences, Inc.(b)	4,814
1,791	Ardelyx, Inc.(b)	4,925
166	Arena Pharmaceuticals, Inc.(b)	5,920
1,263	ArQule, Inc.(b)	4,888
492	Array BioPharma, Inc.(b)	7,970
371	Arrowhead Pharmaceuticals, Inc.(b)	4,719
192	Assembly Biosciences, Inc.(b)	4,393
1,151	Assertio Therapeutics, Inc.(b)	5,588
167	Atara Biotherapeutics, Inc.(b)	5,706
422	Athenex, Inc.(b)	5,094
3,489	Athersys, Inc.(b)	6,524
195	AtriCure, Inc.(b)	6,203
11	Atrion Corp.	7,504
180	Audentes Therapeutics, Inc.(b)	5,076
94	Avanos Medical, Inc.(b)	5,320
2,493	AVEO Pharmaceuticals, Inc.(b)(c)	6,108
965	Avid Bioservices, Inc.(b)	5,057
185	Avrobio, Inc.(b)	5,561
189	AxoGen, Inc.(b)	7,048
1,105	Bellicum Pharmaceuticals, Inc.(b)	4,497
955	BioCryst Pharmaceuticals, Inc.(b)	6,991
182	Biohaven Pharmaceutical Holding Co., Ltd.(b)	6,561
2,306	BioScrip, Inc.(b)	6,180
111	BioSpecifics Technologies Corp.(b)	6,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
113	BioTelemetry, Inc.(b)	$6,565
3,165	BioTime, Inc.(b)(c)	6,172
91	Blueprint Medicines Corp.(b)	5,530
705	Brookdale Senior Living, Inc.(b)	6,296
1,417	Calithera Biosciences, Inc.(b)	6,688
424	Calyxt, Inc.(b)	5,105
106	Cambrex Corp.(b)	5,649
755	Capital Senior Living Corp.(b)	6,795
317	Cara Therapeutics, Inc.(b)	5,941
175	Cardiovascular Systems, Inc.(b)	4,909
265	CareDx, Inc.(b)	6,919
1,095	CASI Pharmaceuticals, Inc.(b)	3,592
2,346	Castlight Health, Inc., Class B(b)	5,795
709	Catalyst Biosciences, Inc.(b)	6,310
2,126	Catalyst Pharmaceuticals, Inc.(b)	6,335
268	Celcuity, Inc.(b)	7,517
332	Cellular Biomedicine Group, Inc.(b)	4,223
927	Cerus Corp.(b)	6,211
605	ChemoCentryx, Inc.(b)	6,546
1,901	Chimerix, Inc.(b)	6,634
5,426	ChromaDex Corp.(b)	18,882
467	Civitas Solutions, Inc.(b)	6,753
1,020	Clearside BioMedical, Inc.(b)	5,528
211	Clovis Oncology, Inc.(b)	2,454
361	Codexis, Inc.(b)	5,621
1,489	Cohbar, Inc.(b)(f)	5,703
384	Coherus Biosciences, Inc.(b)	4,489
437	Collegium Pharmaceutical, Inc.(b)	7,014
2,044	Community Health Systems, Inc.(b)	6,459
255	Computer Programs & Systems, Inc.	6,375
513	Concert Pharmaceuticals, Inc.(b)	7,654
85	CONMED Corp.	5,732
901	Constellation Pharmaceuticals, Inc.(b)	5,568
1,347	Corbus Pharmaceuticals Holdings, Inc.(b)	8,971
471	Corcept Therapeutics, Inc.(b)	5,534
724	Corium International, Inc.(b)	9,159
115	CorVel Corp.(b)	6,665
692	Corvus Pharmaceuticals, Inc.(b)	5,252
187	Crinetics Pharmaceuticals, Inc.(b)	4,658
738	Cross Country Healthcare, Inc.(b)	6,517
198	CryoLife, Inc.(b)	6,134
820	CryoPort, Inc.(b)	9,102
3,563	CTI BioPharma Corp.(b)	6,128
752	Cue Biopharma, Inc.(b)	4,768
216	Cutera, Inc.(b)	4,385
536	Cymabay Therapeutics, Inc.(b)	5,655
840	Cytokinetics, Inc.(b)	5,620
349	CytomX Therapeutics, Inc.(b)	4,977
514	CytoSorbents Corp.(b)	5,140
186	Deciphera Pharmaceuticals, Inc.(b)	3,755
375	Denali Therapeutics, Inc.(b)	5,426
635	Dermira, Inc.(b)	7,969
409	Dicerna Pharmaceuticals, Inc.(b)	5,382
3,197	Diplomat Pharmacy, Inc.(b)	63,428
282	Dova Pharmaceuticals, Inc.(b)	5,234
5,815	Durect Corp.(b)	5,815

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
565	Dynavax Technologies Corp.(b)	$5,588
102	Eagle Pharmaceuticals, Inc.(b)	5,022
211	Editas Medicine, Inc.(b)	5,345
553	Eidos Therapeutics, Inc.(b)	6,763
404	ElectroCore, Inc.(b)	4,052
455	Eloxx Pharmaceuticals, Inc.(b)	5,474
113	Emergent BioSolutions, Inc.(b)	6,914
76	Enanta Pharmaceuticals, Inc.(b)	5,864
424	Endo International PLC(b)	7,183
357	Endocyte, Inc.(b)	8,443
3,581	Endologix, Inc.(b)	4,369
185	Ensign Group, Inc. (The)	6,852
1,424	Enzo Biochem, Inc.(b)	4,728
667	Epizyme, Inc.(b)	5,369
143	Esperion Therapeutics, Inc.(b)	6,496
512	Evelo Biosciences, Inc.(b)	4,664
426	Evolent Health, Inc., Class A(b)	9,457
319	Evolus, Inc.(b)	4,728
578	Fate Therapeutics, Inc.(b)	7,202
868	Fennec Pharmaceuticals, Inc. (Canada)(b)	6,319
115	FibroGen, Inc.(b)	4,930
503	Five Prime Therapeutics, Inc.(b)	6,106
320	Flexion Therapeutics, Inc.(b)	4,333
836	Fluidigm Corp.(b)	6,019
269	FONAR Corp.(b)	6,655
4,506	Fortress Biotech, Inc.(b)	3,755
505	Forty Seven, Inc.(b)	6,232
100	G1 Therapeutics, Inc.(b)	4,001
5,077	Genesis Healthcare, Inc.(b)	7,819
848	GenMark Diagnostics, Inc.(b)	4,520
104	Genomic Health, Inc.(b)	7,458
1,202	Geron Corp.(b)	1,839
108	Glaukos Corp.(b)	6,258
160	Global Blood Therapeutics, Inc.(b)	5,614
128	Globus Medical, Inc., Class A(b)	6,765
478	GlycoMimetics, Inc.(b)	6,013
270	GTx, Inc.(b)	429
61	Haemonetics Corp.(b)	6,373
395	Halozyme Therapeutics, Inc.(b)	6,134
1,205	Harvard Bioscience, Inc.(b)	4,772
72	HealthEquity, Inc.(b)	6,610
305	HealthStream, Inc.	8,025
682	Helius Medical Technologies, Inc.(b)	6,984
197	Heron Therapeutics, Inc.(b)	5,469
62	Heska Corp.(b)	6,214
203	HMS Holdings Corp.(b)	5,850
340	Homology Medicines, Inc.(b)	6,399
331	Horizon Pharma PLC(b)	6,028
822	Idera Pharmaceuticals, Inc.(b)	5,483
2,062	Immune Design Corp.(b)	2,969
735	ImmunoGen, Inc.(b)	3,991
301	Immunomedics, Inc.(b)	6,782
1,114	Innovate Biopharmaceuticals, Inc.(b)	4,690
460	Innoviva, Inc.(b)	6,422
25	Inogen, Inc.(b)	4,739
1,095	Inovalon Holdings, Inc., Class A(b)	10,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
1,294	Inovio Pharmaceuticals, Inc.(b)	$6,379
342	Insmed, Inc.(b)	4,993
125	Inspire Medical Systems, Inc.(b)	5,010
821	Insys Therapeutics, Inc.(b)	7,003
83	Integer Holdings Corp.(b)	6,181
220	Intellia Therapeutics, Inc.(b)	3,736
57	Intercept Pharmaceuticals, Inc.(b)	5,473
234	Intersect ENT, Inc.(b)	6,566
314	Intra-Cellular Therapies, Inc.(b)	5,332
467	Intrexon Corp.(b)	5,399
117	IntriCon Corp.(b)	4,900
417	Invacare Corp.	5,388
500	Invitae Corp.(b)	7,095
508	Iovance Biotherapeutics, Inc.(b)	4,613
226	iRadimed Corp.(b)	5,641
71	iRhythm Technologies, Inc.(b)	5,485
374	Ironwood Pharmaceuticals, Inc.(b)	4,899
966	Jounce Therapeutics, Inc.(b)	3,903
249	K2M Group Holdings, Inc.(b)	6,818
1,901	Kadmon Holdings, Inc.(b)	4,505
603	Kala Pharmaceuticals, Inc.(b)	4,372
361	Karyopharm Therapeutics, Inc.(b)	3,805
2,371	Keryx Biopharmaceuticals, Inc.(b)	6,591
344	Kezar Life Sciences, Inc.(b)	8,507
495	Kindred Biosciences, Inc.(b)	7,197
273	Kiniksa Pharmaceuticals Ltd., Class A(b)	5,198
392	Kura Oncology, Inc.(b)	4,261
322	La Jolla Pharmaceutical Co.(b)	5,249
1,308	Lannett Co., Inc.(b)	4,787
417	Lantheus Holdings, Inc.(b)	5,825
195	LeMaitre Vascular, Inc.	5,207
627	Lexicon Pharmaceuticals, Inc.(b)	4,909
71	LHC Group, Inc.(b)	6,492
105	LifePoint Health, Inc.(b)	6,810
30	Ligand Pharmaceuticals, Inc.(b)	4,944
350	Liquidia Technologies, Inc.(b)	5,733
54	LivaNova PLC(b)	6,047
41	Loxo Oncology, Inc.(b)	6,259
232	Luminex Corp.	6,675
295	MacroGenics, Inc.(b)	4,856
29	Madrigal Pharmaceuticals, Inc.(b)	5,535
91	Magellan Health, Inc.(b)	5,920
567	Magenta Therapeutics, Inc.(b)	4,973
214	Mallinckrodt PLC(b)	5,363
4,050	MannKind Corp.(b)	7,412
1,002	Marinus Pharmaceuticals, Inc.(b)	4,689
197	Medicines Co. (The)(b)	4,582
594	MediciNova, Inc.(b)	5,797
84	Medidata Solutions, Inc.(b)	5,905
109	Medpace Holdings, Inc.(b)	5,679
603	MeiraGTx Holdings PLC(b)	8,056
1,565	Melinta Therapeutics, Inc.(b)	4,116
659	Menlo Therapeutics, Inc.(b)	4,020
426	Meridian Bioscience, Inc.	6,905
110	Merit Medical Systems, Inc.(b)	6,283
482	Mersana Therapeutics, Inc.(b)	3,013

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
1,377	MiMedx Group, Inc.(b)	$8,014
651	Minerva Neurosciences, Inc.(b)	7,141
1,177	Miragen Therapeutics, Inc.(b)	5,085
123	Mirati Therapeutics, Inc.(b)	4,597
1,632	Molecular Templates, Inc.(b)	6,985
250	Momenta Pharmaceuticals, Inc.(b)	3,128
1,110	Mustang Bio, Inc.(b)	4,418
110	MyoKardia, Inc.(b)	5,823
144	Myriad Genetics, Inc.(b)	6,484
386	NanoString Technologies, Inc.(b)	5,948
4,026	NantHealth, Inc.(b)	6,240
2,355	NantKwest, Inc.(b)	5,134
268	Natera, Inc.(b)	5,885
89	National HealthCare Corp.	7,078
175	National Research Corp.	6,659
187	Natus Medical, Inc.(b)	5,588
73	Neogen Corp.(b)	4,433
486	NeoGenomics, Inc.(b)	8,962
702	Neon Therapeutics, Inc.(b)	4,114
1,260	Neos Therapeutics, Inc.(b)	3,944
193	Neuronetics, Inc.(b)	4,918
111	Nevro Corp.(b)	5,412
2,722	NewLink Genetics Corp.(b)	5,145
305	NextGen Healthcare, Inc.(b)	4,505
4,758	Novavax, Inc.(b)	8,374
139	Novocure Ltd.(b)	4,606
95	NuVasive, Inc.(b)	5,336
300	Nuvectra Corp.(b)	6,003
241	NxStage Medical, Inc.(b)	6,840
2,647	Nymox Pharmaceutical Corp. (Canada)(b)	4,632
1,068	Ocular Therapeutix, Inc.(b)	5,297
363	Odonate Therapeutics, Inc.(b)	5,264
276	Omeros Corp.(b)	4,215
97	Omnicell, Inc.(b)	6,858
1,485	OPKO Health, Inc.(b)	5,019
502	Optinose, Inc.(b)	5,311
425	OraSure Technologies, Inc.(b)	5,908
5,624	Organovo Holdings, Inc.(b)	5,680
127	Orthofix Medical, Inc.(b)	7,724
203	Orthopediatrics Corp.(b)	7,050
1,119	Ovid Therapeutics, Inc.(b)	5,740
378	Owens & Minor, Inc.	2,986
435	Oxford Immunotec Global PLC(b)	6,703
1,329	Pacific Biosciences of California, Inc.(b)	5,914
144	Pacira Pharmaceuticals, Inc.(b)	7,040
6,605	Palatin Technologies, Inc.(b)	5,943
720	Paratek Pharmaceuticals, Inc.(b)	5,364
275	Patterson Cos., Inc.	6,210
2,920	PDL BioPharma, Inc.(b)	7,271
161	PetIQ, Inc.(b)	5,097
1,380	Pfenex, Inc.(b)	5,479
155	Phibro Animal Health Corp., Class A	6,653
1,336	Pieris Pharmaceuticals, Inc.(b)	5,504
636	PolarityTE, Inc.(b)	9,693
234	Portola Pharmaceuticals, Inc.(b)	4,607
175	Prestige Consumer Healthcare, Inc.(b)	6,328

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
1,135	Progenics Pharmaceuticals, Inc.(b)	$5,686
2,871	Proteostasis Therapeutics, Inc.(b)	17,829
493	Prothena Corp. PLC (Ireland)(b)	6,113
106	Providence Service Corp. (The)(b)	7,006
144	PTC Therapeutics, Inc.(b)	5,547
497	Pulse Biosciences, Inc.(b)(c)	6,367
141	Puma Biotechnology, Inc.(b)	5,224
427	Quanterix Corp.(b)	7,477
92	Quidel Corp.(b)	5,921
1,438	Quorum Health Corp.(b)	5,723
687	R1 RCM, Inc.(b)	5,819
530	Ra Pharmaceuticals, Inc.(b)	7,590
364	Radius Health, Inc.(b)	5,762
489	RadNet, Inc.(b)	7,237
75	Reata Pharmaceuticals, Inc., Class A(b)	4,420
801	Recro Pharma, Inc.(b)	5,174
93	REGENXBIO, Inc.(b)	6,200
118	Repligen Corp.(b)	6,398
351	Replimune Group, Inc.(b)	4,521
527	resTORbio, Inc.(b)	5,829
227	Retrophin, Inc.(b)	5,825
262	Revance Therapeutics, Inc.(b)	5,704
216	Rhythm Pharmaceuticals, Inc.(b)	6,050
2,133	Rigel Pharmaceuticals, Inc.(b)	6,122
267	Rocket Pharmaceuticals, Inc.(b)	4,229
1,652	Rockwell Medical, Inc.(b)	6,740
1,529	RTI Surgical, Inc.(b)	7,003
337	Rubius Therapeutics, Inc.(b)	5,537
461	Sangamo Therapeutics, Inc.(b)	5,841
591	Savara, Inc.(b)	5,319
259	Scholar Rock Holding Corp.(b)	6,084
1,342	scPharmaceuticals, Inc.(b)	5,744
421	SeaSpine Holdings Corp.(b)	7,229
365	Select Medical Holdings Corp.(b)	6,052
487	Selecta Biosciences, Inc.(b)	2,503
1,512	Senseonics Holdings, Inc.(b)	5,610
873	Seres Therapeutics, Inc.(b)	5,998
413	Sienna Biopharmaceuticals, Inc.(b)	3,812
269	Sientra, Inc.(b)	5,539
982	SIGA Technologies, Inc.(b)	4,743
583	Simulations Plus, Inc.	11,782
142	Solid Biosciences, Inc.(b)	4,544
1,417	Sorrento Therapeutics, Inc.(b)	4,520
115	Spark Therapeutics, Inc.(b)	5,174
348	Spectrum Pharmaceuticals, Inc.(b)	4,141
697	Spero Therapeutics, Inc.(b)	5,590
560	Spring Bank Pharmaceuticals, Inc.(b)	5,628
135	STAAR Surgical Co.(b)	5,415
406	Stemline Therapeutics, Inc.(b)	6,082
139	Supernus Pharmaceuticals, Inc.(b)	6,611
645	Surface Oncology, Inc.(b)	5,037
436	Surgery Partners, Inc.(b)	5,925
85	SurModics, Inc.(b)	5,392
1,029	Syndax Pharmaceuticals, Inc.(b)	4,949
141	Syneos Health, Inc.(b)	6,434
4,099	Synergy Pharmaceuticals, Inc.(b)	1,708

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
572	Synlogic, Inc.(b)	$4,525
554	Syros Pharmaceuticals, Inc.(b)	3,645
1,072	T2 Biosystems, Inc.(b)	5,628
80	Tabula Rasa HealthCare, Inc.(b)	5,910
98	Tactile Systems Technology, Inc.(b)	6,417
133	Tandem Diabetes Care, Inc.(b)	5,002
87	Teladoc Health, Inc.(b)	6,033
1,839	Teligent, Inc.(b)	5,903
233	Tenet Healthcare Corp.(b)	5,995
2,167	Tetraphase Pharmaceuticals, Inc.(b)	4,442
622	TG Therapeutics, Inc.(b)	2,830
1,068	TherapeuticsMD, Inc.(b)	5,223
245	Theravance Biopharma, Inc.(b)	5,946
203	Tivity Health, Inc.(b)	6,985
99	Tobira Therapeutics, Inc.(b)(d)	1,360
564	Tocagen, Inc.(b)	5,899
1,194	TransEnterix, Inc.(b)	3,904
625	Translate Bio, Inc.(b)	3,519
192	Tricida, Inc.(b)	5,184
331	Triple-S Management Corp., Class B(b)	5,680
2,812	Tyme Technologies, Inc.(b)	6,299
80	Ultragenyx Pharmaceutical, Inc.(b)	3,876
340	UNITY Biotechnology, Inc.(b)(c)	3,788
602	Unum Therapeutics, Inc.(b)	4,503
54	US Physical Therapy, Inc.	5,806
72	Utah Medical Products, Inc.	6,277
368	Vanda Pharmaceuticals, Inc.(b)	6,981
223	Varex Imaging Corp.(b)	5,789
613	Veracyte, Inc.(b)	9,103
774	Verastem, Inc.(b)	3,924
540	Vericel Corp.(b)	6,021
410	Verrica Pharmaceuticals, Inc.(b)	5,412
692	ViewRay, Inc.(b)	5,986
625	Viking Therapeutics, Inc.(b)	8,500
345	Vocera Communications, Inc.(b)	11,975
348	Voyager Therapeutics, Inc.(b)	4,722
129	WaVe Life Sciences Ltd.(b)	6,023
245	Wright Medical Group NV(b)	6,610
145	Xencor, Inc.(b)	4,744
275	Xeris Pharmaceuticals, Inc.(b)	6,028
417	XOMA Corp.(b)	5,133
637	Zafgen, Inc.(b)	6,185
2,511	ZIOPHARM Oncology, Inc.(b)(c)	4,972
140	Zogenix, Inc.(b)	5,846
3,255	Zomedica Pharmaceuticals Corp.(b)	5,599

		2,370,050

	Industrials—13.6%
544	AAON, Inc.	18,763
241	AAR Corp.	11,467
299	ABM Industries, Inc.	9,194
3,414	Acacia Research Corp.(b)	11,198
847	ACCO Brands Corp.	6,835
355	Actuant Corp., Class A	8,467
380	Advanced Disposal Services, Inc.(b)	10,294
689	Advanced Drainage Systems, Inc.	19,147
428	Aegion Corp.(b)	8,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
302	Aerojet Rocketdyne Holdings, Inc.(b)	$10,667
93	Aerovironment, Inc.(b)	8,367
466	Air Transport Services Group, Inc.(b)	9,134
503	Aircastle Ltd.	9,773
109	Alamo Group, Inc.	9,344
128	Albany International Corp., Class A	8,957
84	Allegiant Travel Co.	9,588
212	Allied Motion Technologies, Inc.	9,256
264	Altra Industrial Motion Corp.	8,519
1,788	Ameresco, Inc., Class A(b)	29,270
225	American Railcar Industries, Inc.	15,730
114	American Woodmark Corp.(b)	6,890
446	Apogee Enterprises, Inc.	16,101
130	Applied Industrial Technologies, Inc.	8,545
208	ArcBest Corp.	7,721
237	Argan, Inc.	10,433
1,143	Armstrong Flooring, Inc.(b)	17,774
124	ASGN, Inc.(b)	8,318
205	Astec Industries, Inc.	7,710
239	Astronics Corp.(b)	6,969
389	Atkore International Group, Inc.(b)	7,492
162	Atlas Air Worldwide Holdings, Inc.(b)	8,362
281	Avis Budget Group, Inc.(b)	7,902
145	Axon Enterprise, Inc.(b)	8,949
193	AZZ, Inc.	8,560
149	Barnes Group, Inc.	8,433
158	Barrett Business Services, Inc.	9,941
555	Beacon Roofing Supply, Inc.(b)	15,490
390	BG Staffing, Inc.	10,078
443	Blue Bird Corp.(b)	8,244
531	BlueLinx Holdings, Inc.(b)	12,505
998	BMC Stock Holdings, Inc.(b)	16,707
228	Brady Corp., Class A	9,186
508	Briggs & Stratton Corp.	7,381
561	BrightView Holdings, Inc.(b)	8,258
147	Brink’s Co. (The)	9,749
1,339	Builders FirstSource, Inc.(b)	16,577
1,155	Caesarstone Ltd.	18,237
397	CAI International, Inc.(b)	9,889
316	Casella Waste Systems, Inc., Class A(b)	10,289
437	CBIZ, Inc.(b)	9,693
1,252	CECO Environmental Corp.(b)	9,315
1,580	Charah Solutions, Inc.(b)	11,866
134	Chart Industries, Inc.(b)	9,119
66	Cimpress NV (Netherlands)(b)	8,249
225	CIRCOR International, Inc.	7,315
244	Columbus McKinnon Corp.	8,962
383	Comfort Systems USA, Inc.	20,483
1,289	Commercial Vehicle Group, Inc.(b)	8,623
563	Continental Building Products, Inc.(b)	15,657
1,561	Costamare, Inc. (Monaco)	8,273
603	Covanta Holding Corp.	8,858
334	Covenant Transportation Group, Inc., Class A(b)	8,360
190	CRA International, Inc.	8,009
185	CSW Industrials, Inc.(b)	8,516
139	Cubic Corp.	9,120

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
1,168	Daseke, Inc.(b)	$7,101
181	Deluxe Corp.	8,545
560	DMC Global, Inc.	21,588
219	Douglas Dynamics, Inc.	9,502
260	Ducommun, Inc.(b)	9,662
238	DXP Enterprises, Inc.(b)	7,564
128	Dycom Industries, Inc.(b)	8,689
1,839	Eagle Bulk Shipping, Inc.(b)	9,177
768	Eastern Co. (The)	21,734
295	Echo Global Logistics, Inc.(b)	7,585
135	EMCOR Group, Inc.	9,582
201	Encore Wire Corp.	8,884
948	Energous Corp.(b)	7,622
1,139	Energy Recovery, Inc.(b)	8,543
123	EnerSys	9,787
295	Engility Holdings, Inc.(b)	9,154
490	Ennis, Inc.	9,486
6,164	Enphase Energy, Inc.(b)(c)	27,985
136	EnPro Industries, Inc.	8,459
230	EnviroStar, Inc.	9,557
155	ESCO Technologies, Inc.	9,489
816	Essendant, Inc.	10,396
118	Esterline Technologies Corp.(b)	13,849
573	Evoqua Water Technologies Corp.(b)	5,501
192	Exponent, Inc.	9,688
394	Federal Signal Corp.	8,664
219	Forrester Research, Inc.	8,821
155	Forward Air Corp.	9,298
1,642	Foundation Building Materials, Inc.(b)	15,648
416	Franklin Covey Co.(b)	9,293
207	Franklin Electric Co., Inc.	8,781
639	FreightCar America, Inc.(b)	9,138
136	FTI Consulting, Inc.(b)	9,399
125	GATX Corp.	9,366
821	Genco Shipping & Trading Ltd.(b)	9,047
824	Gencor Industries, Inc.(b)	9,377
178	Generac Holdings, Inc.(b)	9,030
675	General Finance Corp.(b)	8,775
479	Gibraltar Industries, Inc.(b)	17,072
592	Global Brass & Copper Holdings, Inc.	18,719
918	GMS, Inc.(b)	15,092
287	Gorman-Rupp Co. (The)	9,902
541	GP Strategies Corp.(b)	7,904
375	Graham Corp.	9,229
228	Granite Construction, Inc.	10,424
1,768	Great Lakes Dredge & Dock Corp.(b)	10,272
177	Greenbrier Cos., Inc. (The)	8,399
1,216	Griffon Corp.	14,738
294	H&E Equipment Services, Inc.	7,083
353	Harsco Corp.(b)	9,697
265	Hawaiian Holdings, Inc.	9,172
1,716	HC2 Holdings, Inc.(b)	8,923
243	Healthcare Services Group, Inc.	9,863
496	Heartland Express, Inc.	9,657
271	Heidrick & Struggles International, Inc.	9,352
198	Herc Holdings, Inc.(b)	6,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
481	Heritage-Crystal Clean, Inc.(b)	$11,058
275	Herman Miller, Inc.	9,061
503	Hertz Global Holdings, Inc.(b)	6,916
198	Hillenbrand, Inc.	9,484
241	HNI Corp.	9,132
215	Hub Group, Inc., Class A(b)	9,851
230	Hurco Cos., Inc.	9,370
215	Huron Consulting Group, Inc.(b)	11,715
159	Hyster-Yale Materials Handling, Inc.	9,612
130	ICF International, Inc.	9,573
539	IES Holdings, Inc.(b)	9,562
2,419	Infrastructure and Energy Alternatives, Inc.(b)	24,190
1,310	InnerWorkings, Inc.(b)	9,419
87	Insperity, Inc.	9,557
579	Insteel Industries, Inc.	15,124
925	Interface, Inc.	15,068
844	JELD-WEN Holding, Inc.(b)	13,723
88	John Bean Technologies Corp.	9,149
99	Kadant, Inc.	9,771
159	Kaman Corp.	10,100
523	KBR, Inc.	10,345
418	Kelly Services, Inc., Class A	9,819
240	Kennametal, Inc.	8,508
1,302	KeyW Holding Corp. (The)(b)	10,195
256	Kforce, Inc.	7,890
585	Kimball International, Inc., Class B	9,629
450	Knoll, Inc.	8,933
206	Korn/Ferry International	9,299
725	Kratos Defense & Security Solutions, Inc.(b)	9,084
655	Lawson Products, Inc.(b)	21,654
995	LB Foster Co., Class A(b)	18,089
110	Lindsay Corp.	10,518
845	LSC Communications, Inc.	7,968
257	Lydall, Inc.(b)	7,677
884	Manitex International, Inc.(b)	7,549
461	Manitowoc Co., Inc. (The)(b)	8,427
466	Marten Transport Ltd.	8,975
312	Masonite International Corp.(b)	17,282
239	MasTec, Inc.(b)	10,399
278	Matson, Inc.	9,752
181	Matthews International Corp., Class A	7,533
343	Maxar Technologies Ltd.	5,114
195	McGrath RentCorp	10,411
215	Mercury Systems, Inc.(b)	10,075
465	Meritor, Inc.(b)	7,900
673	Mesa Air Group, Inc.(b)	9,725
482	Milacron Holdings Corp.(b)	6,748
390	Miller Industries, Inc.	9,426
458	Mistras Group, Inc.(b)	9,114
255	Mobile Mini, Inc.	10,486
127	Moog, Inc., Class A	9,087
1,125	MRC Global, Inc.(b)	17,809
99	MSA Safety, Inc.	10,340
746	Mueller Industries, Inc.	18,165
1,875	Mueller Water Products, Inc., Class A	19,238
163	Multi-Color Corp.	8,665

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
319	MYR Group, Inc.(b)	$10,651
83	National Presto Industries, Inc.	10,348
436	Navigant Consulting, Inc.	9,418
255	Navistar International Corp.(b)	8,540
1,327	NCI Building Systems, Inc.(b)	16,256
2,259	Nexeo Solutions, Inc.(b)	23,607
1,332	NN, Inc.	15,451
1,209	Northwest Pipe Co.(b)	21,532
1,608	NOW, Inc.(b)	20,647
115	NV5 Global, Inc.(b)	8,978
290	Omega Flex, Inc.	17,545
1,257	Orion Group Holdings, Inc.(b)	5,933
185	P.A.M. Transportation Services, Inc.(b)	10,845
268	Park-Ohio Holdings Corp.	8,865
344	Patrick Industries, Inc.(b)	14,967
905	PGT Innovations, Inc.(b)	18,335
397	PICO Holdings, Inc.(b)	4,534
1,438	Pitney Bowes, Inc.	9,520
5,885	Plug Power, Inc.(b)	10,887
279	Powell Industries, Inc.	8,136
135	Preformed Line Products Co.	8,532
414	Primoris Services Corp.	8,764
65	Proto Labs, Inc.(b)	7,764
510	Quad/Graphics, Inc.	7,869
1,127	Quanex Building Products Corp.	16,702
2,239	Radiant Logistics, Inc.(b)	12,180
218	Raven Industries, Inc.	9,479
151	RBC Bearings, Inc.(b)	22,300
613	Resources Connection, Inc.	10,004
673	REV Group, Inc.	7,342
723	Rexnord Corp.(b)	19,384
2,000	RR Donnelley & Sons Co.	11,740
254	Rush Enterprises, Inc., Class A	8,989
4,039	Safe Bulkers, Inc. (Greece)(b)	10,219
128	Saia, Inc.(b)	8,046
1,573	Scorpio Bulkers, Inc.	10,004
283	Simpson Manufacturing Co., Inc.	16,154
105	SiteOne Landscape Supply, Inc.(b)	7,144
167	SkyWest, Inc.	9,567
275	SP Plus Corp.(b)	8,789
673	Spartan Motors, Inc.	4,529
871	Sparton Corp.(b)	10,783
210	Spirit Airlines, Inc.(b)	10,899
300	SPX Corp.(b)	8,796
213	SPX FLOW, Inc.(b)	7,291
95	Standex International Corp.	7,706
673	Steelcase, Inc., Class A	11,172
734	Sterling Construction Co., Inc.(b)	8,338
195	Sun Hydraulics Corp.	9,048
1,943	Sunrun, Inc.(b)	23,821
291	Systemax, Inc.	9,402
492	Team, Inc.(b)	9,791
134	Tennant Co.	8,190
145	Tetra Tech, Inc.	9,576
738	Textainer Group Holdings Ltd.(b)	8,657
399	Thermon Group Holdings, Inc.(b)	8,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
1,495	Titan International, Inc.	$10,555
585	Titan Machinery, Inc.(b)	8,336
870	TPI Composites, Inc.(b)	21,976
248	Trex Co., Inc.(b)	15,202
332	TriMas Corp.(b)	9,777
189	TriNet Group, Inc.(b)	8,881
275	Triton International Ltd. (Bermuda)	8,847
463	Triumph Group, Inc.	8,450
379	TrueBlue, Inc.(b)	8,842
490	Tutor Perini Corp.(b)	7,595
393	Twin Disc, Inc.(b)	7,518
56	UniFirst Corp.	8,361
585	Universal Forest Products, Inc.	16,538
290	Universal Logistics Holdings, Inc.	7,879
138	US Ecology, Inc.	9,650
692	US Xpress Enterprises, Inc., Class A(b)	6,664
458	USA Truck, Inc.(b)	9,009
326	Vectrus, Inc.(b)	8,737
448	Veritiv Corp.(b)	14,936
155	Viad Corp.	7,423
195	Vicor Corp.(b)	7,820
5,179	Vivint Solar, Inc.(b)	26,879
294	VSE Corp.	9,220
562	Wabash National Corp.	8,486
252	WageWorks, Inc.(b)	10,032
129	Watts Water Technologies, Inc., Class A	9,036
275	Werner Enterprises, Inc.	8,852
976	Wesco Aircraft Holdings, Inc.(b)	9,936
325	Willdan Group, Inc.(b)	9,815
300	Willis Lease Finance Corp.(b)	10,386
603	Willscot Corp.(b)	8,949
127	Woodward, Inc.	9,352
1,077	YRC Worldwide, Inc.(b)	8,896

		2,859,650

	Information Technology—11.5%
640	3D Systems Corp.(b)	7,731
2,623	8x8, Inc.(b)	45,089
1,809	A10 Networks, Inc.(b)	10,510
298	Acacia Communications, Inc.(b)	10,272
415	ACI Worldwide, Inc.(b)	10,412
971	ACM Research, Inc., Class A(b)	9,273
2,014	Adesto Technologies Corp.(b)	8,036
626	ADTRAN, Inc.	8,413
194	Advanced Energy Industries, Inc.(b)	8,348
2,845	Aerohive Networks, Inc.(b)	10,896
747	Agilysys, Inc.(b)	12,154
205	Alarm.com Holdings, Inc.(b)	9,118
940	Alpha & Omega Semiconductor Ltd.(b)	8,714
295	Altair Engineering, Inc., Class A(b)	11,251
195	Alteryx, Inc., Class A(b)	10,333
302	Ambarella, Inc.(b)	10,504
1,308	Amber Road, Inc.(b)	11,641
915	American Software, Inc., Class A	10,532
1,537	Amkor Technology, Inc.(b)	10,990
166	Anixter International, Inc.(b)	10,905
130	AppFolio, Inc., Class A(b)	7,423

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
348	Applied Optoelectronics, Inc.(b)	$6,831
294	Apptio, Inc., Class A(b)	7,615
919	Aquantia Corp.(b)	8,786
575	Arlo Technologies, Inc.(b)	7,814
854	Asure Software, Inc.(b)	9,514
278	Avalara, Inc.(b)	9,319
535	Avaya Holdings Corp.(b)	8,785
2,085	Avid Technology, Inc.(b)	11,050
612	AVX Corp.	10,208
625	Axcelis Technologies, Inc.(b)	10,787
1,625	AXT, Inc.(b)	10,709
189	Badger Meter, Inc.	9,282
418	Bel Fuse, Inc., Class B	9,196
303	Belden, Inc.	16,377
457	Benchmark Electronics, Inc.	9,976
278	Benefitfocus, Inc.(b)	9,877
115	Blackbaud, Inc.	8,248
217	Blackline, Inc.(b)	10,064
172	Bottomline Technologies (DE), Inc.(b)	11,462
473	Box, Inc., Class A(b)	8,514
1,445	Brightcove, Inc.(b)	11,589
337	Brooks Automation, Inc.	10,457
202	Cabot Microelectronics Corp.	19,719
60	CACI International, Inc., Class A(b)	10,708
510	CalAmp Corp.(b)	10,169
1,324	Calix, Inc.(b)	9,665
512	Carbon Black, Inc.(b)	8,433
286	Carbonite, Inc.(b)	9,784
155	Cardtronics PLC, Class A(b)	4,210
733	Casa Systems, Inc.(b)	10,555
74	Cass Information Systems, Inc.	4,891
411	CEVA, Inc.(b)	10,127
1,028	ChannelAdvisor Corp.(b)	11,904
378	Ciena Corp.(b)	11,816
299	Cirrus Logic, Inc.(b)	11,195
740	Cision Ltd.(b)	10,945
863	Clearfield, Inc.(b)	10,373
646	Cloudera, Inc.(b)	8,889
698	Cohu, Inc.	14,518
169	CommVault Systems, Inc.(b)	9,839
349	Comtech Telecommunications Corp.	9,744
281	Control4 Corp.(b)	7,846
1,100	ConvergeOne Holdings, Inc.	10,252
205	Cornerstone OnDemand, Inc.(b)	10,096
145	Coupa Software, Inc.(b)	9,400
552	Cray, Inc.(b)	12,525
278	Cree, Inc.(b)	10,792
302	CSG Systems International, Inc.	10,600
327	CTS Corp.	8,728
1,506	Daktronics, Inc.	11,009
1,158	DASAN Zhone Solutions, Inc.(b)	15,054
2,505	Diebold Nixdorf, Inc.(c)	9,769
927	Digi International, Inc.(b)	10,753
405	Digimarc Corp.(b)	10,178
355	Diodes, Inc.(b)	10,717
546	Domo, Inc., Class B(b)	8,862
3,214	Eastman Kodak Co.(b)(c)	7,842

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
146	Ebix, Inc.	$8,367
1,560	eGain Corp.(b)	11,653
648	Electro Scientific Industries, Inc.(b)	18,792
311	Electronics For Imaging, Inc.(b)	9,470
117	Ellie Mae, Inc.(b)	7,755
1,266	Endurance International Group Holdings, Inc.(b)	12,495
392	Entegris, Inc.	10,404
185	Envestnet, Inc.(b)	9,624
128	ePlus, Inc.(b)	10,865
193	Everbridge, Inc.(b)	9,810
528	Everi Holdings, Inc.(b)	3,802
200	EVERTEC, Inc.	5,216
185	Evo Payments, Inc., Class A(b)	4,392
1,499	Exela Technologies, Inc.(b)	9,144
159	ExlService Holdings, Inc.(b)	10,192
2,024	Extreme Networks, Inc.(b)	11,233
253	Fabrinet (Thailand)(b)	10,960
160	FARO Technologies, Inc.(b)	8,086
621	Finisar Corp.(b)	10,364
1,681	Fitbit, Inc., Class A(b)	7,951
252	Five9, Inc.(b)	9,919
316	ForeScout Technologies, Inc.(b)	8,703
895	FormFactor, Inc.(b)	10,955
271	GTT Communications, Inc.(b)	9,729
519	Hackett Group, Inc. (The)	10,624
2,265	Harmonic, Inc.(b)	12,480
485	Hortonworks, Inc.(b)	8,662
74	HubSpot, Inc.(b)	10,038
225	I3 Verticals, Inc., Class A(b)	4,835
529	Ichor Holdings Ltd.(b)	9,390
250	II-VI, Inc.(b)	9,308
1,079	Immersion Corp.(b)	10,801
251	Imperva, Inc.(b)	13,893
471	Impinj, Inc.(b)	9,232
1,640	Infinera Corp.(b)	9,086
2,068	Information Services Group, Inc.(b)	8,499
335	Inphi Corp.(b)	10,720
218	Insight Enterprises, Inc.(b)	11,268
230	Instructure, Inc.(b)	8,588
250	Integrated Device Technology, Inc.(b)	11,702
144	InterDigital, Inc.	10,217
935	Internap Corp.(b)	8,013
2,336	Iteris, Inc.(b)	10,092
155	Itron, Inc.(b)	8,082
718	j2 Global, Inc.	52,299
586	KEMET Corp.(b)	12,763
618	Kimball Electronics, Inc.(b)	11,371
734	Knowles Corp.(b)	11,876
5,859	Kopin Corp.(b)	13,066
990	KVH Industries, Inc.(b)	12,226
1,600	Lattice Semiconductor Corp.(b)	9,616
2,385	Limelight Networks, Inc.(b)	9,612
442	LivePerson, Inc.(b)	9,989
247	LiveRamp Holdings, Inc.(b)	11,283
196	Lumentum Holdings, Inc.(b)	10,711
595	MACOM Technology Solutions Holdings, Inc.(b)	8,372

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
175	ManTech International Corp., Class A	$10,024
157	MAXIMUS, Inc.	10,200
639	MaxLinear, Inc.(b)	12,403
2,893	Maxwell Technologies, Inc.(b)	8,505
55	Mesa Laboratories, Inc.	10,048
307	Methode Electronics, Inc.	9,087
80	MicroStrategy, Inc., Class A(b)	10,078
302	MINDBODY, Inc., Class A(b)	9,616
1,603	Mitek Systems, Inc.(b)	14,700
2,122	MobileIron, Inc.(b)	10,260
727	Model N, Inc.(b)	11,167
855	MoneyGram International, Inc.(b)	3,625
577	Monotype Imaging Holdings, Inc.	10,115
193	MTS Systems Corp.	9,139
318	Nanometrics, Inc.(b)	10,195
696	Napco Security Technologies, Inc.(b)	9,793
1,500	NeoPhotonics Corp.(b)	12,000
175	NETGEAR, Inc.(b)	9,709
474	NetScout Systems, Inc.(b)	11,973
109	New Relic, Inc.(b)	9,728
720	NIC, Inc.	9,583
441	nLight, Inc.(b)	7,867
159	Novanta, Inc.(b)	9,255
108	NVE Corp.	9,148
1,305	Oclaro, Inc.(b)	10,727
638	OneSpan, Inc.(b)	9,363
136	OSI Systems, Inc.(b)	9,406
470	Par Technology Corp.(b)	8,319
1,295	Park City Group, Inc.(b)	11,176
573	Park Electrochemical Corp.	10,119
123	Paylocity Holding Corp.(b)	8,092
289	PC Connection, Inc.	9,577
1,320	PDF Solutions, Inc.(b)	10,560
388	Perficient, Inc.(b)	9,708
467	Perspecta, Inc.	11,437
1,289	PFSweb, Inc.(b)	9,139
1,195	Photronics, Inc.(b)	11,639
185	Plantronics, Inc.	10,909
192	Plexus Corp.(b)	11,213
182	Power Integrations, Inc.	10,250
704	Presidio, Inc.	9,434
1,119	PRGX Global, Inc.(b)	9,601
279	Progress Software Corp.	8,967
298	PROS Holdings, Inc.(b)	9,810
180	Q2 Holdings, Inc.(b)	9,581
199	QAD, Inc., Class A	8,444
125	Qualys, Inc.(b)	8,905
629	Quantenna Communications, Inc.(b)	11,297
1,045	Rambus, Inc.(b)	9,102
313	Rapid7, Inc.(b)	11,343
1,753	Ribbon Communications, Inc.(b)	11,920
1,793	Rimini Street, Inc.(b)	12,820
80	Rogers Corp.(b)	9,845
485	Rudolph Technologies, Inc.(b)	10,083
355	SailPoint Technologies Holding, Inc.(b)	9,244
395	Sanmina Corp.(b)	9,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
298	ScanSource, Inc.(b)	$11,586
150	Science Applications International Corp.	10,427
914	SecureWorks Corp., Class A(b)	15,072
201	Semtech Corp.(b)	9,033
316	SendGrid, Inc.(b)	11,477
3,552	ServiceSource International, Inc.(b)	4,724
192	ShotSpotter, Inc.(b)	7,427
126	Silicon Laboratories, Inc.(b)	10,273
388	SMART Global Holdings, Inc.(b)	10,868
118	SPS Commerce, Inc.(b)	10,985
506	Stratasys Ltd.(b)	9,644
3,824	SunPower Corp.(b)(c)	22,982
337	Sykes Enterprises, Inc.(b)	10,336
259	Synaptics, Inc.(b)	9,723
190	SYNNEX Corp.	14,746
157	Tech Data Corp.(b)	11,094
2,701	Telaria, Inc.(b)	7,914
2,321	Telenav, Inc.(b)	9,887
341	Tenable Holdings, Inc.(b)	9,712
856	TiVo Corp.	9,416
65	Trade Desk, Inc. (The), Class A(b)	8,031
534	Travelport Worldwide Ltd.	7,989
423	TTEC Holdings, Inc.	10,541
689	TTM Technologies, Inc.(b)	8,061
212	Tucows, Inc., Class A(b)	10,638
864	Ultra Clean Holdings, Inc.(b)	9,089
583	Unisys Corp.(b)	10,733
335	Upland Software, Inc.(b)	10,566
1,081	USA Technologies, Inc.(b)	6,270
153	Varonis Systems, Inc.(b)	9,344
1,075	Veeco Instruments, Inc.(b)	10,223
244	Verint Systems, Inc.(b)	11,143
1,119	Veritone, Inc.(b)	7,721
185	ViaSat, Inc.(b)	11,796
1,042	Viavi Solutions, Inc.(b)	12,014
2,739	VirnetX Holding Corp.(b)	9,039
205	Virtusa Corp.(b)	10,166
550	Vishay Intertechnology, Inc.	10,065
260	Vishay Precision Group, Inc.(b)	8,437
305	Workiva, Inc.(b)	10,397
767	Xperi Corp.	9,971
455	Yext, Inc.(b)	8,745
2,016	Zix Corp.(b)	13,588
277	Zscaler, Inc.(b)	10,052

		2,431,694

	Materials—6.3%
521	A. Schulman, Inc.(b)(d)	1,042
905	Advanced Emissions Solutions, Inc.	8,960
647	AdvanSix, Inc.(b)	17,948
3,501	AgroFresh Solutions, Inc.(b)	19,991
4,967	AK Steel Holding Corp.(b)	18,378
842	Allegheny Technologies, Inc.(b)	21,799
1,119	American Vanguard Corp.	18,016
192	Balchem Corp.	17,981
498	Boise Cascade Co.	15,333
375	Carpenter Technology Corp.	16,354

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
1,909	Century Aluminum Co.(b)	$15,157
175	Chase Corp.	18,872
714	Clearwater Paper Corp.(b)	17,236
1,952	Cleveland-Cliffs, Inc.(b)	21,004
3,911	Coeur Mining, Inc.(b)	18,695
1,018	Commercial Metals Co.	19,403
361	Compass Minerals International, Inc.	17,512
939	Ferro Corp.(b)	15,907
11,363	Flotek Industries, Inc.(b)	20,567
2,670	Forterra, Inc.(b)	12,042
1,359	FutureFuel Corp.	22,288
853	GCP Applied Technologies, Inc.(b)	22,152
4,433	Gold Resource Corp.	19,195
385	Greif, Inc., Class A	18,211
385	H.B. Fuller Co.	17,117
537	Hawkins, Inc.	18,075
619	Haynes International, Inc.	17,926
7,615	Hecla Mining Co.	18,276
213	Ingevity Corp.(b)	19,400
488	Innophos Holdings, Inc.	14,298
285	Innospec, Inc.	19,072
6,933	Intrepid Potash, Inc.(b)	27,385
204	Kaiser Aluminum Corp.	19,456
640	KapStone Paper and Packaging Corp.	22,400
284	KMG Chemicals, Inc.	21,306
663	Koppers Holdings, Inc.(b)	17,735
455	Kraton Corp.(b)	12,531
1,275	Kronos Worldwide, Inc.	17,888
707	Louisiana-Pacific Corp.	15,391
2,406	LSB Industries, Inc.(b)	18,286
10,745	Marrone Bio Innovations, Inc.(b)	16,118
369	Materion Corp.	20,970
325	Minerals Technologies, Inc.	17,794
925	Myers Industries, Inc.	14,671
231	Neenah, Inc.	18,586
1,047	Olympic Steel, Inc.	19,746
2,149	OMNOVA Solutions, Inc.(b)	15,881
1,117	P.H. Glatfelter Co.	19,994
535	PolyOne Corp.	17,286
1,225	PQ Group Holdings, Inc.(b)	19,661
120	Quaker Chemical Corp.	21,588
1,002	Rayonier Advanced Materials, Inc.	12,405
2,047	Ryerson Holding Corp.(b)	18,791
816	Schnitzer Steel Industries, Inc., Class A	21,950
538	Schweitzer-Mauduit International, Inc.	17,173
293	Sensient Technologies Corp.	19,004
244	Stepan Co.	20,152
1,148	Summit Materials, Inc., Class A(b)	15,498
2,258	SunCoke Energy, Inc.(b)	25,290
963	Synalloy Corp.	17,806
7,892	Tahoe Resources, Inc.(b)	18,704
1,546	TimkenSteel Corp.(b)	17,980
1,731	Trecora Resources(b)	18,695
1,007	Tredegar Corp.	18,730
290	Trinseo SA	15,625
1,620	Tronox Ltd., Class A	18,549
610	UFP Technologies, Inc.(b)	21,057

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
282	United States Lime & Minerals, Inc.	$21,153
746	Universal Stainless & Alloy Products, Inc.(b)	14,651
447	US Concrete, Inc.(b)	14,590
685	Verso Corp., Class A(b)	19,255
984	Warrior Met Coal, Inc.	27,552
495	Worthington Industries, Inc.	20,731

		1,328,221

	Real Estate—2.5%
171	Acadia Realty Trust REIT	4,761
88	Agree Realty Corp. REIT	5,040
210	Alexander & Baldwin, Inc. REIT	4,103
15	Alexander’s, Inc. REIT	4,725
146	Altisource Portfolio Solutions SA(b)	3,684
125	American Assets Trust, Inc. REIT	4,795
289	American Realty Investors, Inc.(b)	4,384
195	Americold Realty Trust REIT	4,826
321	Armada Hoffler Properties, Inc. REIT	4,809
786	Ashford Hospitality Trust, Inc. REIT	4,048
495	Bluerock Residential Growth REIT, Inc. REIT	4,688
441	Braemar Hotels & Resorts, Inc. REIT	4,692
399	BRT Apartments Corp. REIT	4,640
267	CareTrust REIT, Inc. REIT	4,715
406	CatchMark Timber Trust, Inc., Class A REIT	3,593
1,161	CBL & Associates Properties, Inc. REIT	3,831
1,069	Cedar Realty Trust, Inc. REIT	4,030
234	Chatham Lodging Trust REIT	4,563
148	Chesapeake Lodging Trust REIT	4,350
388	City Office REIT, Inc. REIT	4,276
408	Clipper Realty, Inc. REIT	5,484
160	Community Healthcare Trust, Inc. REIT	4,755
80	Consolidated-Tomoka Land Co.	4,634
195	CoreCivic, Inc. REIT	4,380
130	CorEnergy Infrastructure Trust, Inc. REIT	4,697
240	CorePoint Lodging, Inc. REIT	3,929
539	Cousins Properties, Inc. REIT	4,479
272	Cushman & Wakefield PLC(b)	4,423
413	DiamondRock Hospitality Co. REIT	4,316
249	Easterly Government Properties, Inc. REIT	4,524
50	EastGroup Properties, Inc. REIT	4,789
339	Essential Properties Realty Trust, Inc. REIT	4,610
728	Farmland Partners, Inc. REIT(c)	4,987
153	First Industrial Realty Trust, Inc. REIT	4,697
196	Forestar Group, Inc.(b)	3,528
186	Four Corners Property Trust, Inc. REIT	4,851
608	Franklin Street Properties Corp. REIT	4,232
426	Front Yard Residential Corp. REIT	3,949
75	FRP Holdings, Inc.(b)	3,635
194	GEO Group, Inc. (The) REIT	4,289
169	Getty Realty Corp. REIT	4,534
251	Gladstone Commercial Corp. REIT	4,766
390	Gladstone Land Corp. REIT	4,879
510	Global Medical REIT, Inc. REIT	4,672
233	Global Net Lease, Inc. REIT	4,718
290	Government Properties Income Trust REIT	2,561
131	Griffin Industrial Realty, Inc.	4,601

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
230	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	$4,772
162	Healthcare Realty Trust, Inc. REIT	4,513
213	Hersha Hospitality Trust REIT	3,740
108	HFF, Inc., Class A	3,969
475	Independence Realty Trust, Inc. REIT	4,707
210	Industrial Logistics Properties Trust REIT	4,534
226	InfraREIT, Inc. REIT	4,751
115	Innovative Industrial Properties, Inc. REIT	4,714
876	Investors Real Estate Trust REIT	4,757
440	iStar, Inc. REIT	4,620
249	Jernigan Capital, Inc. REIT	4,873
230	Kennedy-Wilson Holdings, Inc.	4,365
287	Kite Realty Group Trust REIT	4,546
143	LaSalle Hotel Properties REIT	4,720
600	Lexington Realty Trust REIT	4,662
107	LTC Properties, Inc. REIT	4,576
233	Mack-Cali Realty Corp. REIT	4,730
139	Marcus & Millichap, Inc.(b)	4,826
377	Maui Land & Pineapple Co., Inc.(b)	4,249
485	MedEquities Realty Trust, Inc. REIT	4,011
285	Monmouth Real Estate Investment Corp. REIT	4,264
63	National Health Investors, Inc. REIT	4,628
180	National Storage Affiliates Trust REIT	4,793
838	New Senior Investment Group, Inc. REIT	4,793
420	Newmark Group, Inc., Class A	4,091
154	NexPoint Residential Trust, Inc. REIT	5,489
383	NorthStar Realty Europe Corp. REIT	5,140
174	One Liberty Properties, Inc. REIT	4,512
135	Pebblebrook Hotel Trust REIT	4,551
496	Pennsylvania Real Estate Investment Trust REIT	4,439
283	Physicians Realty Trust REIT	4,692
253	Piedmont Office Realty Trust, Inc., Class A REIT	4,559
102	PotlatchDeltic Corp. REIT	3,698
275	Preferred Apartment Communities, Inc., Class A REIT	4,634
37	PS Business Parks, Inc. REIT	4,832
107	QTS Realty Trust, Inc., Class A REIT	4,100
354	Ramco-Gershenson Properties Trust REIT	4,701
106	RE/MAX Holdings, Inc., Class A	3,963
262	Redfin Corp.(b)	4,048
255	Retail Opportunity Investments Corp. REIT	4,485
155	Rexford Industrial Realty, Inc. REIT	4,909
221	RLJ Lodging Trust REIT	4,296
52	RMR Group, Inc. (The), Class A	3,946
56	Ryman Hospitality Properties, Inc. REIT	4,345
208	Sabra Health Care REIT, Inc. REIT	4,503
288	Safety Income & Growth, Inc. REIT	5,178
86	Saul Centers, Inc. REIT	4,107
244	Select Income REIT	4,614
98	Seritage Growth Properties, Class A REIT	3,726
448	Spirit MTA REIT	4,798
295	St. Joe Co. (The)(b)	4,481
172	STAG Industrial, Inc. REIT	4,551
154	Stratus Properties, Inc.(b)	4,443
363	Summit Hotel Properties, Inc. REIT	4,182

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Russell 2000 Equal Weight ETF (EQWS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
295	Sunstone Hotel Investors, Inc. REIT	$4,269
215	Tanger Factory Outlet Centers, Inc. REIT	4,786
227	Tejon Ranch Co.(b)	4,313
131	Terreno Realty Corp. REIT	4,903
207	Tier REIT, Inc. REIT	4,486
136	Transcontinental Realty Investors, Inc.(b)	4,636
812	Trinity Place Holdings, Inc.(b)	4,336
314	UMH Properties, Inc. REIT	4,500
65	Universal Health Realty Income Trust REIT	4,167
221	Urban Edge Properties REIT	4,528
238	Urstadt Biddle Properties, Inc., Class A REIT	4,739
655	Washington Prime Group, Inc. REIT	4,192
158	Washington Real Estate Investment Trust REIT	4,403
360	Whitestone REIT	4,846
205	Xenia Hotels & Resorts, Inc. REIT	4,213

		518,915

	Utilities—8.2%
786	ALLETE, Inc.	58,164
976	American States Water Co.	59,751
1,638	Artesian Resources Corp., Class A	59,934
27,077	Atlantic Power Corp.(b)	59,569
1,159	Avista Corp.	59,596
998	Black Hills Corp.	59,381
5,589	Cadiz, Inc.(b)	62,150
1,416	California Water Service Group	59,472
671	Chesapeake Utilities Corp.	53,311
2,949	Clearway Energy, Inc., Class C	57,830
864	Connecticut Water Service, Inc.	59,720
979	El Paso Electric Co.	55,852
592	IDACORP, Inc.	55,210
900	MGE Energy, Inc.	56,232
1,269	Middlesex Water Co.	57,105
1,249	New Jersey Resources Corp.	56,330
870	Northwest Natural Holding Co.	56,367
989	NorthWestern Corp.	58,114
728	ONE Gas, Inc.	57,446
1,064	Ormat Technologies, Inc.	54,445
1,224	Otter Tail Corp.	55,166
2,908	Pattern Energy Group, Inc., Class A	52,111
1,494	PNM Resources, Inc.	57,385
1,265	Portland General Electric Co.	57,026
1,002	SJW Group	60,851
1,688	South Jersey Industries, Inc.	49,864
719	Southwest Gas Holdings, Inc.	55,557
780	Spire, Inc.	56,612
2,154	TerraForm Power, Inc., Class A	24,276
1,135	Unitil Corp.	53,924
1,981	York Water Co. (The)	61,688

		1,740,439

	Total Common Stocks & Other Equity Interests (Cost $21,132,280)	21,109,680

Number of Shares		Value
	Money Market Fund—0.5%
103,014	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(g) (Cost $103,014)	$103,014

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $21,235,294)—100.5%	21,212,694

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.5%
101,839	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(g)(h) (Cost $101,839)	101,839

	Total Investments in Securities (Cost $21,337,133)—101.0%	21,314,533
	Other assets less liabilities—(1.0)%	(202,421)

	Net Assets—100.0%	$21,112,112

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2018 represented less than 1% of the Fund’s Net Assets.

(g)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Russell 2000 Pure Growth ETF (PXSG)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Health Care	29.6
Information Technology	22.9
Industrials	16.6
Consumer Discretionary	13.7
Communication Services	5.2
Financials	5.0
Consumer Staples	3.2
Energy	2.0
Materials	1.7
Real Estate	0.1
Utilities	0.0
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Communication Services—5.2%
9,150	Boingo Wireless, Inc.(b)	$286,669
8,051	Cargurus, Inc., Class A(b)	357,625
491	Cogent Communications Holdings, Inc.	25,522
10,534	Glu Mobile, Inc.(b)	74,265
83	Loral Space & Communications, Inc.(b)	3,707
13,372	Ooma, Inc.(b)	201,115
68,353	Pandora Media, Inc.(b)	581,000
3,158	QuinStreet, Inc.(b)	50,212
17,883	Shenandoah Telecommunications Co.	679,912
17,025	TechTarget, Inc.(b)	345,948
31,139	TrueCar, Inc.(b)	354,362
72	Vonage Holdings Corp.(b)	955
5,854	World Wrestling Entertainment, Inc., Class A	424,942
5,511	XO Group, Inc.(b)	190,736
8,759	Yelp, Inc., Class A(b)	375,060

		3,952,030

	Consumer Discretionary—13.7%
563	Asbury Automotive Group, Inc.(b)	36,651
3,205	At Home Group, Inc.(b)	87,625
7,615	BJ’s Restaurants, Inc.	465,886
11,974	Boot Barn Holdings, Inc.(b)	295,518
21,222	Camping World Holdings, Inc., Class A(c)	363,957
956	Cavco Industries, Inc.(b)	191,783
76	Chegg, Inc.(b)	2,073
1,062	Churchill Downs, Inc.	265,086
7,170	Crocs, Inc.(b)	147,272
2,845	Deckers Outdoor Corp.(b)	361,799
2,551	Dorman Products, Inc.(b)	201,555

Number of Shares		Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
13,366	Duluth Holdings, Inc., Class B(b)	$410,737
9,399	Eldorado Resorts, Inc.(b)	343,063
2,423	Etsy, Inc.(b)	103,026
5,574	Five Below, Inc.(b)	634,433
6,121	Fox Factory Holding Corp.(b)	328,881
30,703	Funko, Inc., Class A(b)(c)	578,752
33,586	GoPro, Inc., Class A(b)(c)	220,660
105,880	Groupon, Inc., Class A(b)	346,228
6,086	Hudson Ltd., Class A(b)	128,658
10,583	Installed Building Products, Inc.(b)	322,358
2,028	iRobot Corp.(b)(c)	178,809
2,543	LCI Industries	176,357
8,330	Lindblad Expeditions Holdings, Inc.(b)	112,538
290	Malibu Boats, Inc., Class A(b)	11,658
10,874	MCBC Holdings, Inc.(b)	322,740
1,979	Monro, Inc.	147,238
11,751	National Vision Holdings, Inc.(b)	486,844
689	Nutrisystem, Inc.	24,501
3,215	Ollie’s Bargain Outlet Holdings, Inc.(b)	298,673
2,024	Overstock.com, Inc.(b)(c)	40,723
11,795	PlayAGS, Inc.(b)	286,029
29,430	Remark Holdings, Inc.(b)(c)	66,806
6,063	Shake Shack, Inc., Class A(b)	320,672
4,614	Shutterfly, Inc.(b)	230,700
8,432	Shutterstock, Inc.	344,700
1,239	Skyline Champion Corp.	29,525
19,637	Sleep Number Corp.(b)	714,198
5,925	Sotheby’s(b)	248,850
630	Tailored Brands, Inc.	13,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Russell 2000 Pure Growth ETF (PXSG) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
3,281	Texas Roadhouse, Inc.	$198,369
1,635	TopBuild Corp.(b)	74,589
4,814	Turtle Beach Corp.(b)(c)	85,449
17,277	ZAGG, Inc.(b)	209,224

		10,458,429

	Consumer Staples—3.2%
75,726	22nd Century Group, Inc.(b)(c)	183,257
3,873	Calavo Growers, Inc.	375,681
13,409	Chefs’ Warehouse, Inc. (The)(b)	450,945
896	Coca-Cola Bottling Co. Consolidated	154,676
12,906	Freshpet, Inc.(b)	491,719
3,914	National Beverage Corp.(b)	361,849
17,647	Primo Water Corp.(b)	294,175
678	Turning Point Brands, Inc.	27,866
960	USANA Health Sciences, Inc.(b)	112,339

		2,452,507

	Energy—2.0%
1,346	Cactus, Inc., Class A(b)	45,037
52,599	Evolution Petroleum Corp.	541,770
7,966	Jagged Peak Energy, Inc.(b)(c)	98,141
10,776	Key Energy Services, Inc.(b)	97,523
1,488	Liberty Oilfield Services, Inc., Class A	28,242
6,530	Penn Virginia Corp.(b)	449,133
122,577	Profire Energy, Inc.(b)(c)	279,476
1,100	Solaris Oilfield Infrastructure, Inc., Class A(b)	14,520
4,369	Zion Oil & Gas, Inc.(b)(c)	4,893

		1,558,735

	Financials—5.0%
1,857	Axos Financial, Inc.(b)	56,379
10,357	Curo Group Holdings Corp.(b)	145,723
966	Diamond Hill Investment Group, Inc.	166,326
5,570	Elevate Credit, Inc.(b)	23,728
1,553	FirstCash, Inc.	124,861
12,138	Hamilton Lane, Inc., Class A	465,856
18,691	Health Insurance Innovations, Inc., Class A(b)	913,990
6,435	Kinsale Capital Group, Inc.	384,234
2,384	LendingTree, Inc.(b)(c)	480,829
3,257	Moelis & Co., Class A	131,453
4,209	ServisFirst Bancshares, Inc.	151,440
7,462	Trupanion, Inc.(b)(c)	188,490
2,635	Westwood Holdings Group, Inc.	111,592
58,112	WisdomTree Investments, Inc.	451,530

		3,796,431

	Health Care—29.6%
15,055	ACADIA Pharmaceuticals, Inc.(b)	293,271
13,681	Accelerate Diagnostics, Inc.(b)	204,394
5,058	Addus HomeCare Corp.(b)	331,299
49,162	ADMA Biologics, Inc.(b)(c)	264,000
13,364	Agenus, Inc.(b)	21,249
1,910	Amicus Therapeutics, Inc.(b)	21,354
5,281	AMN Healthcare Services, Inc.(b)	267,324
6,413	ANI Pharmaceuticals, Inc.(b)	311,223
103,858	Antares Pharma, Inc.(b)	310,535
13,697	Array BioPharma, Inc.(b)	221,891
25,679	Arrowhead Pharmaceuticals, Inc.(b)	326,637

Number of Shares		Value
	Common Stocks (continued)
	Health Care (continued)
97	Atrion Corp.	$66,171
11,101	Avid Bioservices, Inc.(b)	58,169
4,473	AxoGen, Inc.(b)	166,798
7,935	BioSpecifics Technologies Corp.(b)	486,177
8,867	BioTelemetry, Inc.(b)	515,173
58,703	ChromaDex Corp.(b)(c)	204,286
2,859	Coherus Biosciences, Inc.(b)	33,422
23,565	Corcept Therapeutics, Inc.(b)	276,889
6,362	CorVel Corp.(b)	368,742
25,776	CryoPort, Inc.(b)(c)	286,114
11,234	Cutera, Inc.(b)	228,050
24,447	CytoSorbents Corp.(b)	244,470
1,366	Eloxx Pharmaceuticals, Inc.(b)	16,433
8,037	Ensign Group, Inc. (The)	297,690
602	Esperion Therapeutics, Inc.(b)	27,349
706	Evolus, Inc.(b)	10,463
228	FibroGen, Inc.(b)	9,774
25,923	Fluidigm Corp.(b)	186,646
23,403	GenMark Diagnostics, Inc.(b)	124,738
9,174	Genomic Health, Inc.(b)	657,868
66,412	Geron Corp.(b)	101,610
3,994	Glaukos Corp.(b)	231,412
86	Global Blood Therapeutics, Inc.(b)	3,018
8,779	HealthEquity, Inc.(b)	805,912
14,197	Horizon Pharma PLC(b)	258,527
13,736	Idera Pharmaceuticals, Inc.(b)	91,619
15,690	ImmunoGen, Inc.(b)	85,197
20,362	Innoviva, Inc.(b)	284,254
55,078	Inovio Pharmaceuticals, Inc.(b)	271,535
717	Intercept Pharmaceuticals, Inc.(b)	68,839
5,195	Intersect ENT, Inc.(b)	145,772
2,860	IntriCon Corp.(b)	119,777
687	iRhythm Technologies, Inc.(b)	53,078
10,285	Ironwood Pharmaceuticals, Inc. (b)	134,734
7,613	K2M Group Holdings, Inc.(b)	208,444
739	LeMaitre Vascular, Inc.	19,731
30,964	Lexicon Pharmaceuticals, Inc.(b)	242,448
2,844	LHC Group, Inc.(b)	260,027
3,105	Ligand Pharmaceuticals, Inc.(b)	511,735
6,686	Medidata Solutions, Inc.(b)	470,026
3,844	Merit Medical Systems, Inc.(b)	219,569
78,276	MiMedx Group, Inc.(b)(c)	455,566
9,848	Momenta Pharmaceuticals, Inc.(b)	123,198
5,120	Neogen Corp.(b)	310,886
48,231	NeoGenomics, Inc.(b)	889,380
2,053	Nevro Corp.(b)	100,104
3,913	Novocure Ltd.(b)	129,677
2,326	NxStage Medical, Inc.(b)	66,012
27,760	Ocular Therapeutix, Inc.(b)	137,690
7,381	Omnicell, Inc.(b)	521,837
323	Optinose, Inc.(b)	3,417
19,606	Oxford Immunotec Global PLC(b)	302,128
17,151	Pacific Biosciences of California, Inc.(b)	76,322
19,643	Pacira Pharmaceuticals, Inc.(b)	960,346
8,081	PTC Therapeutics, Inc.(b)	311,280
211	Puma Biotechnology, Inc.(b)	7,818
3,159	Quanterix Corp.(b)	55,314
9,602	Quidel Corp.(b)	617,985

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Russell 2000 Pure Growth ETF (PXSG) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Health Care (continued)
6,598	Radius Health, Inc.(b)	$104,446
11,705	RadNet, Inc.(b)	173,234
5,071	Revance Therapeutics, Inc.(b)	110,396
15,053	Simulations Plus, Inc.	304,221
334	Spark Therapeutics, Inc.(b)	15,027
13,686	Stemline Therapeutics, Inc.(b)	205,016
11,710	Supernus Pharmaceuticals, Inc.(b)	556,928
24,387	T2 Biosystems, Inc.(b)	128,032
6,362	Tabula Rasa HealthCare, Inc.(b)	470,025
737	Tactile Systems Technology, Inc.(b)	48,259
25,128	Tandem Diabetes Care, Inc.(b)(c)	945,064
70,272	Teligent, Inc.(b)(c)	225,573
57,963	TherapeuticsMD, Inc.(b)(c)	283,439
11,633	Theravance Biopharma, Inc.(b)(c)	282,333
32,358	TransEnterix, Inc.(b)(c)	105,811
1,408	US Physical Therapy, Inc.	151,388
16,886	Vanda Pharmaceuticals, Inc.(b)	320,327
27,291	Veracyte, Inc.(b)	405,271
21,075	Vericel Corp.(b)	234,986
54,835	ViewRay, Inc.(b)	474,323
10,633	Vocera Communications, Inc.(b)	369,071
5,062	Xencor, Inc.(b)	165,629

		22,573,622

	Industrials—16.6%
10,500	AAON, Inc.	362,145
11,959	Advanced Drainage Systems, Inc.	332,341
11,542	Aerojet Rocketdyne Holdings, Inc.(b)	407,663
8,888	Air Transport Services Group, Inc.(b)	174,205
431	Allegiant Travel Co.	49,194
6,822	Allied Motion Technologies, Inc.	297,849
4,093	American Woodmark Corp.(b)	247,381
2,592	ASGN, Inc.(b)	173,871
9,623	Atkore International Group, Inc.(b)	185,339
5,309	Avis Budget Group, Inc.(b)	149,289
10,245	Axon Enterprise, Inc.(b)	632,321
2,657	Barrett Business Services, Inc.	167,178
22,871	BG Staffing, Inc.	590,987
34,087	Builders FirstSource, Inc.(b)	421,997
2,324	Cimpress NV (Netherlands)(b)	290,477
5,185	Comfort Systems USA, Inc.	277,294
3,775	Douglas Dynamics, Inc.	163,797
2,640	Dycom Industries, Inc.(b)	179,203
20,690	Energous Corp.(b)	166,348
74,625	Energy Recovery, Inc.(b)(c)	559,688
14,129	Evoqua Water Technologies Corp.(b)	135,638
2,808	Forward Air Corp.	168,452
3,772	Franklin Covey Co.(b)	84,266
441	Generac Holdings, Inc.(b)	22,372
53,762	HC2 Holdings, Inc.(b)	279,562
7,959	Healthcare Services Group, Inc.	323,056
1,500	Heidrick & Struggles International, Inc.	51,765
4,475	Insperity, Inc.	491,579
12,590	JELD-WEN Holding, Inc.(b)	204,713
1,271	John Bean Technologies Corp.	132,146
14,939	Kforce, Inc.	460,420
102	Lindsay Corp.	9,753
4,109	Omega Flex, Inc.	248,595

Number of Shares		Value
	Common Stocks (continued)
	Industrials (continued)
7,006	Patrick Industries, Inc.(b)	$304,831
28,631	PGT Innovations, Inc.(b)	580,064
3,162	Proto Labs, Inc.(b)	377,701
1,412	RBC Bearings, Inc.(b)	208,524
566	Saia, Inc.(b)	35,579
3,347	Simpson Manufacturing Co., Inc.	191,047
8,222	SiteOne Landscape Supply, Inc.(b)	559,425
13,603	Spartan Motors, Inc.	91,548
4,000	Tennant Co.	244,480
14,242	TPI Composites, Inc.(b)	359,753
3,290	Trex Co., Inc.(b)	201,677
10,629	TriNet Group, Inc.(b)	499,457
394	Universal Logistics Holdings, Inc.	10,705
7,554	US Ecology, Inc.	528,251
2,380	Willdan Group, Inc.(b)	71,876

		12,705,802

	Information Technology—22.9%
48,066	A10 Networks, Inc.(b)	279,263
20,780	ACM Research, Inc., Class A(b)	198,449
59,898	Aerohive Networks, Inc.(b)	229,409
7,085	Alarm.com Holdings, Inc.(b)	315,141
8,452	Altair Engineering, Inc., Class A(b)	322,359
2,495	Alteryx, Inc., Class A(b)(c)	132,210
30,452	Amber Road, Inc.(b)	271,023
7,902	AppFolio, Inc., Class A(b)	451,204
2,621	Apptio, Inc., Class A(b)	67,884
6,672	Asure Software, Inc.(b)	74,326
2,710	Badger Meter, Inc.	133,088
1,627	Benefitfocus, Inc.(b)	57,807
3,087	Blackbaud, Inc.	221,400
1,887	Blackline, Inc.(b)	87,519
2,239	Bottomline Technologies (DE), Inc.(b)	149,207
12,236	Box, Inc., Class A(b)	220,248
12,054	Carbonite, Inc.(b)	412,367
17,947	Cision Ltd.(b)	265,436
6,015	Cloudera, Inc.(b)	82,766
3,082	CommVault Systems, Inc.(b)	179,434
11,166	Cornerstone OnDemand, Inc.(b)	549,926
1,641	Coupa Software, Inc.(b)	106,386
51,428	Eastman Kodak Co.(b)(c)	125,484
2,958	Ebix, Inc.	169,523
4,739	Ellie Mae, Inc.(b)	314,101
27,408	Endurance International Group Holdings, Inc.(b)	270,517
8,884	Entegris, Inc.	235,781
6,870	Envestnet, Inc.(b)	357,377
1,812	ePlus, Inc.(b)	153,803
7,045	Everbridge, Inc.(b)	358,097
51,154	Extreme Networks, Inc.(b)	283,905
9,222	Five9, Inc.(b)	362,978
3,426	ForeScout Technologies, Inc.(b)	94,352
3,654	GTT Communications, Inc.(b)(c)	131,179
18,330	Hortonworks, Inc.(b)	327,374
4,481	HubSpot, Inc.(b)	607,848
4,793	Ichor Holdings Ltd.(b)(c)	85,076
19,105	Immersion Corp.(b)	191,241
8,636	Imperva, Inc.(b)	478,003
3,836	Impinj, Inc.(b)(c)	75,186

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Russell 2000 Pure Growth ETF (PXSG) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Information Technology (continued)
8,882	Instructure, Inc.(b)	$331,654
5,243	Integrated Device Technology, Inc.(b)	245,425
43,243	Iteris, Inc.(b)	186,810
31,719	Lattice Semiconductor Corp.(b)	190,631
10,634	LivePerson, Inc.(b)	240,328
2,324	Mesa Laboratories, Inc.	424,572
13,321	MINDBODY, Inc., Class A(b)	424,141
26,561	Mitek Systems, Inc.(b)	243,564
72,614	MobileIron, Inc.(b)	351,089
8,456	Nanometrics, Inc.(b)	271,099
3,081	New Relic, Inc.(b)	274,979
5,451	Novanta, Inc.(b)	317,303
2,989	OneSpan, Inc.(b)	43,864
796	Park City Group, Inc.(b)	6,869
11,431	Paylocity Holding Corp.(b)	752,045
3,606	Plantronics, Inc.	212,646
1,447	Progress Software Corp.	46,507
9,452	Q2 Holdings, Inc.(b)	503,130
1,609	Quantenna Communications, Inc.(b)	28,898
10,241	Rapid7, Inc.(b)	371,134
1,132	Rudolph Technologies, Inc.(b)	23,534
3,668	ShotSpotter, Inc.(b)	141,878
9,738	SMART Global Holdings, Inc.(b)(c)	272,761
6,001	SPS Commerce, Inc.(b)	558,633
1,233	Trade Desk, Inc. (The), Class A(b)	152,337
7,392	Tucows, Inc., Class A(b)(c)	370,931
2,332	Upland Software, Inc.(b)	73,551
21,567	USA Technologies, Inc.(b)	125,089
4,102	Varonis Systems, Inc.(b)	250,509
4,587	Veritone, Inc.(b)	31,650
6,901	Virtusa Corp.(b)	342,221
3,574	Workiva, Inc.(b)	121,838
6,900	Yext, Inc.(b)	132,618
2,503	Zix Corp.(b)	16,870

		17,509,785

	Materials—1.7%
255	Balchem Corp.	23,881
2,360	Chase Corp.	254,502
67,904	Forterra, Inc.(b)(c)	306,247
7,865	KapStone Paper and Packaging Corp.	275,275
9,917	Summit Materials, Inc., Class A(b)	133,880
9,761	US Concrete, Inc.(b)	318,599

		1,312,384

	Real Estate—0.1%
5,758	Newmark Group, Inc., Class A	56,083

	Utilities—0.0%
1,881	Spark Energy, Inc., Class A	14,032

	Total Common Stocks (Cost $81,104,817)	76,389,840

Number of Shares		Value
	Money Market Fund—0.1%
112,127	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $112,127)	$112,127

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $81,216,944)—100.1%	76,501,967

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—8.2%
6,231,419	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $6,231,419)	6,231,419

	Total Investments in Securities (Cost $87,448,363)—108.3%	82,733,386
	Other assets less liabilities—(8.3)%	(6,331,636)

	Net Assets—100.0%	$76,401,750

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Russell 2000 Pure Value ETF (PXSV)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Financials	26.1
Real Estate	14.8
Energy	11.1
Industrials	11.1
Consumer Discretionary	9.4
Information Technology	8.0
Communication Services	5.1
Utilities	4.6
Health Care	3.8
Consumer Staples	3.8
Materials	2.1
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—5.1%
3,912	AMC Entertainment Holdings, Inc., Class A	$75,345
7,021	ATN International, Inc.	593,204
4,922	Cars.com, Inc.(b)	128,514
30,416	Consolidated Communications Holdings, Inc.	380,808
7,697	E.W. Scripps Co. (The), Class A	129,464
2,815	Emerald Expositions Events, Inc.	41,155
99,577	Fluent, Inc.(b)(c)	240,976
28,733	Gannett Co., Inc.	278,710
240	Gray Television, Inc.(b)	4,154
34,544	Iridium Communications, Inc.(b)	684,317
12,031	National CineMedia, Inc.	107,678
11,010	Scholastic Corp.	477,614
25,785	Spok Holdings, Inc.	361,506

		3,503,445

	Consumer Discretionary—9.4%
2,733	Abercrombie & Fitch Co., Class A	53,840
935	Acushnet Holdings Corp.	22,842
8,818	Adtalem Global Education, Inc.(b)	446,455
6,579	American Axle & Manufacturing Holdings, Inc.(b)	99,803
5,571	Ascena Retail Group, Inc.(b)	21,448
73,873	Barnes & Noble, Inc.	467,616
25,891	Big 5 Sporting Goods Corp.(c)	90,877
8,795	Cato Corp. (The), Class A	169,568
3,467	Chico’s FAS, Inc.	26,592
21,567	Container Store Group, Inc. (The)(b)	127,461
19,010	Cooper Tire & Rubber Co.	587,219
17,246	Del Taco Restaurants, Inc.(b)	187,981

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
728	Dillard’s, Inc., Class A(c)	$51,266
23,451	El Pollo Loco Holdings, Inc.(b)	293,372
6,065	Ethan Allen Interiors, Inc.	116,084
4,791	Express, Inc.(b)	42,209
22,011	GameStop Corp., Class A	321,361
578	Genesco, Inc.(b)	24,733
3,623	Haverty Furniture Cos., Inc.	73,475
1,893	International Speedway Corp., Class A	71,006
215,755	J.C. Penney Co., Inc.(b)(c)	317,160
19,982	Motorcar Parts of America, Inc.(b)	423,219
158,819	Office Depot, Inc.	406,577
56,005	Pier 1 Imports, Inc.	89,048
9,495	Red Lion Hotels Corp.(b)	103,780
19,639	Regis Corp.(b)	330,721
2,132	Rocky Brands, Inc.	61,231
25,708	Speedway Motorsports, Inc.	399,245
3,967	Superior Industries International, Inc.	38,996
5,244	Tower International, Inc.	155,694
8,609	Unifi, Inc.(b)	197,060
32,216	Vera Bradley, Inc.(b)	424,929
5,048	Weyco Group, Inc.	159,719

		6,402,587

	Consumer Staples—3.8%
855	Andersons, Inc. (The)	30,780
52,061	Dean Foods Co.	415,967
11,520	Edgewell Personal Care Co.(b)	552,730
37,968	Natural Grocers by Vitamin Cottage, Inc.(b)	687,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Russell 2000 Pure Value ETF (PXSV) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
10,441	Pyxus International, Inc.(b)(c)	$247,869
27,425	Rite Aid Corp.(b)(c)	32,910
1,977	Sanderson Farms, Inc.	194,517
30,470	Smart & Final Stores, Inc.(b)	153,874
54	SpartanNash Co.	964
2,763	Universal Corp.	187,497
1,322	Weis Markets, Inc.	61,010

		2,566,098

	Energy—11.1%
21,272	Approach Resources, Inc.(b)(c)	35,524
2,784	Basic Energy Services, Inc.(b)	21,632
12,366	Bristow Group, Inc.(b)	136,150
88,382	Clean Energy Fuels Corp.(b)	195,324
147,463	Cloud Peak Energy, Inc.(b)	252,162
127,506	DHT Holdings, Inc.	641,355
29,074	Diamond Offshore Drilling, Inc.(b)	412,269
13,616	Era Group, Inc.(b)	154,133
72,926	Frontline Ltd. (Norway)(b)(c)	521,421
2,806	Green Plains, Inc.	47,814
10,340	Gulfmark Offshore, Inc.(b)(c)	348,355
9,417	Gulfport Energy Corp.(b)	85,789
14,888	Halcon Resources Corp.(b)	49,428
9,127	HighPoint Resources Corp.(b)	33,952
16,913	International Seaways, Inc.(b)	363,799
23,679	McDermott International, Inc.(b)	183,039
4,906	Midstates Petroleum Co., Inc.(b)	35,372
34,489	Noble Corp. PLC(b)	173,135
135,747	Nordic American Tankers Ltd.(c)	351,585
19,771	Ocean Rig UDW, Inc. (Cyprus)(b)	598,864
114,895	Overseas Shipholding Group, Inc., Class A(b)	360,770
4,611	Peabody Energy Corp.	163,460
1,736	Rowan Cos. PLC, Class A(b)	27,620
31,240	Scorpio Tankers, Inc. (Monaco)	55,920
3,148	SEACOR Holdings, Inc.(b)	151,072
6,585	SEACOR Marine Holdings, Inc.(b)	120,374
5,644	SemGroup Corp., Class A	104,357
33,471	Ship Finance International Ltd. (Norway)	418,387
7,045	SilverBow Resources, Inc.(b)	185,002
568	Talos Energy, Inc.(b)	14,802
45,188	Teekay Corp. (Bermuda)(c)	299,596
12,108	Tidewater, Inc.(b)	325,100
25,428	Ultra Petroleum Corp.(b)(c)	30,514
3,217	Unit Corp.(b)	74,409
19,771	World Fuel Services Corp.	632,672

		7,605,157

	Financials—26.1%
7,258	American Equity Investment Life Holding Co.	226,595
98,768	Anworth Mortgage Asset Corp. REIT	430,629
19,324	Arbor Realty Trust, Inc. REIT(c)	233,434
23,171	Arlington Asset Investment Corp., Class A(c)	194,868
14,076	ARMOUR Residential REIT, Inc. REIT	306,575
1,116	Associated Capital Group, Inc., Class A	43,256
6,168	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	105,843
12,070	Bancorp, Inc. (The)(b)	126,735

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
160	BankFinancial Corp.	$2,259
568	Beneficial Bancorp, Inc.	8,878
7,493	Berkshire Hills Bancorp, Inc.	250,041
7,235	Boston Private Financial Holdings, Inc.	97,673
13,718	Cannae Holdings, Inc.(b)	253,371
8,956	Capitol Federal Financial, Inc.	111,144
56,435	Capstead Mortgage Corp. REIT	387,144
4,469	CBTX, Inc.	148,505
6,798	Civista Bancshares, Inc.	157,442
1,690	CNO Financial Group, Inc.	31,941
3,442	Community Bank System, Inc.	200,978
6,057	Community Trust Bancorp, Inc.	275,654
23,792	Dime Community Bancshares, Inc.	383,527
63,602	Dynex Capital, Inc. REIT	368,256
6,688	eHealth, Inc.(b)	229,800
8,625	Employers Holdings, Inc.	396,405
48,684	Exantas Capital Corp. REIT	552,077
21,229	EZCORP, Inc., Class A(b)	211,016
1,810	FBL Financial Group, Inc., Class A	124,854
23,975	FGL Holdings(b)	189,403
4,322	Financial Institutions, Inc.	123,393
3,379	First Bancshares, Inc. (The)	121,779
1,305	First Commonwealth Financial Corp.	17,618
2,783	First Community Bancshares, Inc.	96,097
6,580	First Financial Corp.	301,759
3,563	First Internet Bancorp	91,819
5,355	First Mid-Illinois Bancshares, Inc.	199,634
7,787	First United Corp.	140,166
3,892	Flagstar Bancorp, Inc.(b)	119,835
7,739	Flushing Financial Corp.	175,598
319	Franklin Financial Network, Inc.(b)	10,814
748	Fulton Financial Corp.	11,975
149,127	Genworth Financial, Inc., Class A(b)	638,264
6,843	Great Southern Bancorp, Inc.	370,548
2,539	Heartland Financial USA, Inc.	134,922
16,572	HomeStreet, Inc.(b)	430,541
4,001	Hope Bancorp, Inc.	57,934
78	Horace Mann Educators Corp.	3,064
4,532	Horizon Bancorp, Inc.	75,956
1,304	IBERIABANK Corp.	97,135
1,507	International Bancshares Corp.	58,321
11,406	Invesco Mortgage Capital, Inc. REIT(d)	172,002
10,230	Lakeland Bancorp, Inc.	168,488
23,062	Luther Burbank Corp.	223,010
4,883	Mercantile Bank Corp.	155,084
47,153	MGIC Investment Corp.(b)	575,738
6,737	Mr Cooper Group, Inc.(b)	97,619
733	National Western Life Group, Inc., Class A	197,382
3,988	NBT Bancorp, Inc.	145,522
3,815	Nelnet, Inc., Class A	214,746
84,932	New York Mortgage Trust, Inc. REIT	521,482
5,328	Nicolet Bankshares, Inc.(b)	284,515
20,179	Northwest Bancshares, Inc.	325,689
40,202	Ocwen Financial Corp.(b)	140,707
6,499	OFG Bancorp	111,068
14,384	Old National Bancorp	256,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Russell 2000 Pure Value ETF (PXSV) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
7,555	Oppenheimer Holdings, Inc., Class A	$232,392
53,414	Orchid Island Capital, Inc. REIT(c)	349,328
20,547	Oritani Financial Corp.	300,192
6,364	Parke Bancorp, Inc.	125,625
16,685	PennyMac Financial Services, Inc.	333,533
15,787	PennyMac Mortgage Investment Trust REIT	304,847
4,459	Peoples Bancorp, Inc.	152,632
3,875	ProAssurance Corp.	170,190
8,102	Provident Financial Services, Inc.	197,689
9,333	Radian Group, Inc.	179,100
29,972	Redwood Trust, Inc. REIT	492,140
770	Safety Insurance Group, Inc.	64,126
116	SmartFinancial, Inc.(b)	2,359
3,094	Towne Bank	87,034
4,534	TPG RE Finance Trust, Inc. REIT	89,864
20,425	TrustCo Bank Corp.	152,983
8,622	Trustmark Corp.	265,558
1,153	Union Bankshares Corp.	39,363
8,990	United Bankshares, Inc.	298,198
5,619	United Community Financial Corp.	51,414
245	United Financial Bancorp, Inc.	3,785
7,191	Univest Corp. of Pennsylvania	179,487
12,879	Waddell & Reed Financial, Inc., Class A	245,603
6,554	Washington Federal, Inc.	184,561
9,887	WesBanco, Inc.	396,469

		17,813,753

	Health Care—3.8%
11,018	AngioDynamics, Inc.(b)	225,098
7,968	Ardelyx, Inc.(b)	21,912
3,114	Avanos Medical, Inc.(b)	176,252
2,664	Brookdale Senior Living, Inc.(b)	23,789
47,721	Chimerix, Inc.(b)	166,546
3,760	Concert Pharmaceuticals, Inc.(b)	56,099
10,545	Five Prime Therapeutics, Inc.(b)	128,016
15,343	Invacare Corp.	198,232
30,445	Mallinckrodt PLC(b)	762,952
195,967	PDL BioPharma, Inc.(b)	487,958
19,910	Prothena Corp. PLC (Ireland)(b)	246,884
42,574	Tetraphase Pharmaceuticals, Inc.(b)	87,277

		2,581,015

	Industrials—11.1%
3,832	ABM Industries, Inc.	117,834
109,483	Acacia Research Corp.(b)	359,104
9,301	ACCO Brands Corp.	75,059
18,899	Aircastle Ltd.	367,208
8,653	Ameresco, Inc., Class A(b)	141,650
2,073	American Railcar Industries, Inc.(c)	144,923
1,418	Atlas Air Worldwide Holdings, Inc.(b)	73,197
38,226	Babcock & Wilcox Enterprises, Inc.(b)	37,370
17,163	Briggs & Stratton Corp.	249,378
3,304	CBIZ, Inc.(b)	73,283
3,121	CECO Environmental Corp.(b)	23,220
40,712	Costamare, Inc. (Monaco)	215,774
72,530	Eagle Bulk Shipping, Inc.(b)	361,925
4,917	Encore Wire Corp.	217,331
11,458	Engility Holdings, Inc.(b)	355,542
7,763	Ennis, Inc.	150,292
362	Essendant, Inc.	4,612

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
5,690	Esterline Technologies Corp.(b)	$667,778
5,071	FreightCar America, Inc.(b)	72,515
774	FTI Consulting, Inc.(b)	53,491
1,840	GATX Corp.	137,871
22,594	Genco Shipping & Trading Ltd.(b)	248,986
3,937	Great Lakes Dredge & Dock Corp.(b)	22,874
15,169	Hertz Global Holdings, Inc.(b)	208,574
8,617	Huron Consulting Group, Inc.(b)	469,540
21,521	KBR, Inc.	425,685
9,984	Kelly Services, Inc., Class A	234,524
20,842	LSC Communications, Inc.	196,540
7,759	Manitowoc Co., Inc. (The)(b)	141,835
77	Navigant Consulting, Inc.	1,663
12,485	Northwest Pipe Co.(b)	222,358
3,495	NOW, Inc.(b)	44,876
1,398	Park-Ohio Holdings Corp.	46,246
22,620	PICO Holdings, Inc.(b)	258,320
11,088	Powell Industries, Inc.	323,326
105	Preformed Line Products Co.	6,636
3,967	Quanex Building Products Corp.	58,791
10,489	RR Donnelley & Sons Co.	61,570
117,550	Safe Bulkers, Inc. (Greece)(b)	297,401
1,721	Scorpio Bulkers, Inc.	10,946
14,800	Titan Machinery, Inc.(b)	210,900
5,747	Triumph Group, Inc.	104,883
1,417	Veritiv Corp.(b)	47,243

		7,543,074

	Information Technology—8.0%
10,339	ADTRAN, Inc.	138,956
7,742	Alpha & Omega Semiconductor Ltd.(b)	71,768
2,215	Anixter International, Inc.(b)	145,503
14,403	Avaya Holdings Corp.(b)	236,497
24,158	AVX Corp.	402,956
14,384	Benchmark Electronics, Inc.	314,003
12,385	Ciena Corp.(b)	387,155
38,242	Digi International, Inc.(b)	443,607
20,476	Finisar Corp.(b)	341,745
54,959	Harmonic, Inc.(b)	302,824
2,221	Kimball Electronics, Inc.(b)	40,867
33,442	Knowles Corp.(b)	541,092
6,722	ManTech International Corp., Class A	385,036
10,647	Maxwell Technologies, Inc.(b)(c)	31,302
37,208	NeoPhotonics Corp.(b)	297,664
4,578	NetScout Systems, Inc.(b)	115,640
45,723	Ribbon Communications, Inc.(b)	310,916
7,138	Sanmina Corp.(b)	180,591
11,360	Stratasys Ltd.(b)	216,522
3,056	Sykes Enterprises, Inc.(b)	93,728
1,408	Tech Data Corp.(b)	99,489
26,611	TiVo Corp.	292,721
845	ViaSat, Inc.(b)	53,877

		5,444,459

	Materials—2.1%
30,358	AgroFresh Solutions, Inc.(b)	173,344
10,164	Clearwater Paper Corp.(b)	245,359
1,439	FutureFuel Corp.	23,600
53,153	Intrepid Potash, Inc.(b)	209,954
20,483	LSB Industries, Inc.(b)	155,671

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Russell 2000 Pure Value ETF (PXSV) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
25	Materion Corp.	$1,421
5,322	Olympic Steel, Inc.	100,373
14,727	P.H. Glatfelter Co.	263,613
946	Stepan Co.	78,130
8,815	SunCoke Energy, Inc.(b)	98,728
7,926	TimkenSteel Corp.(b)	92,179

		1,442,372

	Real Estate—14.8%
13,289	Acadia Realty Trust REIT	369,966
4,753	Agree Realty Corp. REIT	272,204
1,985	Alexander & Baldwin, Inc. REIT	38,787
25,608	Ashford Hospitality Trust, Inc. REIT	131,881
38,734	Braemar Hotels & Resorts, Inc. REIT	412,130
24,240	CatchMark Timber Trust, Inc., Class A REIT	214,524
98,430	CBL & Associates Properties, Inc. REIT(c)	324,819
86,672	Cedar Realty Trust, Inc. REIT	326,753
12,511	Chatham Lodging Trust REIT	243,965
1,234	Chesapeake Lodging Trust REIT	36,267
11,701	CoreCivic, Inc. REIT	262,805
13,260	CorEnergy Infrastructure Trust, Inc. REIT	479,084
40,906	Cousins Properties, Inc. REIT	339,929
27,814	DiamondRock Hospitality Co. REIT	290,656
34,182	Franklin Street Properties Corp. REIT	237,907
28,485	Front Yard Residential Corp. REIT	264,056
2,820	Getty Realty Corp. REIT	75,661
50,011	Global Medical REIT, Inc. REIT	458,101
32,094	Government Properties Income Trust REIT(c)	283,390
10,829	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	224,702
7,927	Healthcare Realty Trust, Inc. REIT	220,846
52,200	Independence Realty Trust, Inc. REIT	517,302
7,863	Industrial Logistics Properties Trust REIT(c)	169,762
35,150	Investors Real Estate Trust REIT	190,865
9,264	Kite Realty Group Trust REIT	146,742
5,766	LaSalle Hotel Properties REIT	190,336
28,622	Lexington Realty Trust REIT	222,393
15,267	Mack-Cali Realty Corp. REIT	309,920
20,805	MedEquities Realty Trust, Inc. REIT	172,057
9,122	NorthStar Realty Europe Corp. REIT	122,417
6,754	Piedmont Office Realty Trust, Inc., Class A REIT	121,707
26,543	Ramco-Gershenson Properties Trust REIT	352,491
1,001	RLJ Lodging Trust REIT	19,459
11,369	Sabra Health Care REIT, Inc. REIT	246,139
14,018	Safety Income & Growth, Inc. REIT	252,044
2,717	Seritage Growth Properties, Class A REIT(c)	103,300
26,850	Summit Hotel Properties, Inc. REIT	309,312
27,918	Sunstone Hotel Investors, Inc. REIT	403,973
2,781	Tejon Ranch Co.(b)	52,839
12,948	Tier REIT, Inc. REIT	280,583
47,603	Washington Prime Group, Inc. REIT	304,659
7,166	Whitestone REIT	96,454
1,372	Xenia Hotels & Resorts, Inc. REIT	28,195

		10,121,382

	Utilities—4.6%
1,315	ALLETE, Inc.	97,310
14,311	AquaVenture Holdings Ltd.(b)	239,709
86,216	Atlantic Power Corp.(b)	189,675

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
7,994	Avista Corp.	$411,051
4,857	Black Hills Corp.	288,991
2,857	Clearway Energy, Inc., Class C	56,026
8,505	Consolidated Water Co. Ltd. (Cayman Islands)	104,611
611	El Paso Electric Co.	34,858
2,162	Northwest Natural Holding Co.	140,076
8,317	NorthWestern Corp.	488,707
466	ONE Gas, Inc.	36,772
521	Ormat Technologies, Inc.	26,660
172	Pattern Energy Group, Inc., Class A	3,082
5,604	PNM Resources, Inc.	215,250
9,808	Portland General Electric Co.	442,145
5,303	Spire, Inc.	384,892

		3,159,815

	Total Common Stocks & Other Equity Interests (Cost $69,623,959)	68,183,157

	Money Market Fund—0.2%
108,768	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(e) (Cost $108,768)	108,768

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $69,732,727)—100.1%	68,291,925

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.8%
3,263,326	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(e)(f) (Cost $3,263,326)	3,263,326

	Total Investments in Securities (Cost $72,996,053)—104.9%	71,555,251
	Other assets less liabilities—(4.9)%	(3,352,044)

	Net Assets—100.0%	$68,203,207

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Russell Midcap Equal Weight ETF (EQWM)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Industrials	12.4
Information Technology	12.3
Consumer Staples	11.7
Health Care	11.1
Utilities	10.6
Energy	10.3
Consumer Discretionary	8.6
Materials	8.5
Financials	6.0
Communication Services	4.3
Real Estate	4.2
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—4.3%
367	AMC Networks, Inc., Class A(b)	$21,499
28	Cable One, Inc.	25,081
419	CBS Corp., Class B	24,030
3,391	CenturyLink, Inc.	69,990
613	Cinemark Holdings, Inc.	25,482
739	Discovery, Inc., Class A(b)	23,936
644	DISH Network Corp., Class A(b)	19,797
480	GCI Liberty, Inc., Class A(b)	22,718
132	IAC/InterActiveCorp.(b)	25,950
1,037	Interpublic Group of Cos., Inc. (The)	24,017
421	John Wiley & Sons, Inc., Class A	22,835
285	Liberty Broadband Corp., Class C(b)	23,635
658	Liberty Media Corp.-Liberty Formula One, Class C(b)	21,767
498	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	20,552
992	Lions Gate Entertainment Corp., Class A	19,007
431	Live Nation Entertainment, Inc.(b)	22,541
75	Madison Square Garden Co. (The), Class A(b)	20,747
493	Match Group, Inc.(b)	25,498
1,882	News Corp., Class A	24,824
339	Omnicom Group, Inc.	25,194
3,272	Sirius XM Holdings, Inc.(c)	19,697
11,977	Sprint Corp.(b)	73,299
215	Take-Two Interactive Software, Inc.(b)	27,707
2,477	Telephone & Data Systems, Inc.	76,366
626	Tribune Media Co., Class A	23,794
470	TripAdvisor, Inc.(b)	24,506
966	Twitter, Inc.(b)	33,569
1,714	United States Cellular Corp.(b)	81,878

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Communication Services (continued)
782	Viacom, Inc., Class B	$25,008
2,205	Zayo Group Holdings, Inc.(b)	65,885
284	Zillow Group, Inc., Class C(b)	11,434
7,374	Zynga, Inc., Class A(b)	26,841

		999,084

	Consumer Discretionary—8.6%
558	Adient PLC	16,974
141	Advance Auto Parts, Inc.	22,526
273	Aptiv PLC	20,966
561	Aramark	20,151
537	AutoNation, Inc.(b)	21,738
31	AutoZone, Inc.(b)	22,738
299	Best Buy Co., Inc.	20,978
531	BorgWarner, Inc.	20,927
202	Bright Horizons Family Solutions, Inc.(b)	23,212
342	Brunswick Corp.	17,781
142	Burlington Stores, Inc.(b)	24,352
2,251	Caesars Entertainment Corp.(b)	19,336
293	CarMax, Inc.(b)	19,898
246	Carter’s, Inc.	23,611
50	Chipotle Mexican Grill, Inc.(b)	23,016
291	Choice Hotels International, Inc.	21,359
256	Columbia Sportswear Co.	23,112
552	D.R. Horton, Inc.	19,850
198	Darden Restaurants, Inc.	21,097
633	Dick’s Sporting Goods, Inc.	22,389
215	Dollar General Corp.	23,947

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Russell Midcap Equal Weight ETF (EQWM) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
279	Dollar Tree, Inc.(b)	$23,520
83	Domino’s Pizza, Inc.	22,310
309	Dunkin’ Brands Group, Inc.	22,421
180	Expedia Group, Inc.	22,577
1,183	Extended Stay America, Inc.	19,259
643	Floor & Decor Holdings, Inc., Class A(b)	16,448
500	Foot Locker, Inc.	23,570
198	Frontdoor, Inc.(b)	6,742
833	Gap, Inc. (The)	22,741
343	Garmin Ltd.	22,693
1,016	Gentex Corp.	21,387
231	Genuine Parts Co.	22,619
1,007	Goodyear Tire & Rubber Co. (The)	21,207
42	Graham Holdings Co., Class B	24,404
212	Grand Canyon Education, Inc.(b)	26,436
202	GrubHub, Inc.(b)	18,733
944	H&R Block, Inc.	25,054
1,339	Hanesbrands, Inc.	22,977
528	Harley-Davidson, Inc.	20,180
228	Hasbro, Inc.	20,910
745	Hilton Grand Vacations, Inc.(b)	20,018
298	Hilton Worldwide Holdings, Inc.	21,209
305	Hyatt Hotels Corp., Class A	21,106
1,189	International Game Technology PLC	22,056
294	Kohl’s Corp.	22,265
857	L Brands, Inc.	27,784
148	Lear Corp.	19,669
508	Leggett & Platt, Inc.	18,445
449	Lennar Corp., Class A	19,298
713	LKQ Corp.(b)	19,443
152	Lululemon Athletica, Inc.(b)	21,391
658	Macy’s, Inc.	22,563
1,460	Mattel, Inc.(b)	19,827
856	MGM Resorts International	22,838
324	Michael Kors Holdings Ltd.(b)	17,953
1,375	Michaels Cos., Inc. (The)(b)	21,794
127	Mohawk Industries, Inc.(b)	15,841
1,070	Newell Brands, Inc.	16,992
359	Nordstrom, Inc.	23,611
436	Norwegian Cruise Line Holdings Ltd.(b)	19,215
9	NVR, Inc.(b)	20,151
69	O’Reilly Automotive, Inc.(b)	22,132
448	Penske Automotive Group, Inc.	19,882
218	Polaris Industries, Inc.	19,398
136	Pool Corp.	19,822
877	PulteGroup, Inc.	21,548
168	PVH Corp.	20,293
1,095	Qurate Retail, Inc.(b)	24,024
177	Ralph Lauren Corp.	22,941
242	Ross Stores, Inc.	23,958
187	Royal Caribbean Cruises Ltd.	19,584
560	Service Corp. International	23,223
397	ServiceMaster Global Holdings, Inc.(b)	17,023
339	Six Flags Entertainment Corp.	18,259
883	Skechers U.S.A., Inc., Class A(b)	25,227
471	Tapestry, Inc.	19,928
427	Tempur Sealy International, Inc.(b)	19,732

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
249	Thor Industries, Inc.	$17,340
187	Tiffany & Co.	20,813
647	Toll Brothers, Inc.	21,778
266	Tractor Supply Co.	24,443
84	Ulta Beauty, Inc.(b)	23,060
1,197	Under Armour, Inc., Class A(b)	26,466
532	Urban Outfitters, Inc.(b)	20,993
80	Vail Resorts, Inc.	20,106
258	VF Corp.	21,383
233	Visteon Corp.(b)	18,416
159	Wayfair, Inc., Class A(b)	17,536
1,301	Wendy’s Co. (The)	22,429
188	Whirlpool Corp.	20,635
347	Williams-Sonoma, Inc.(c)	20,605
323	Wyndham Destinations, Inc.	11,589
418	Wyndham Hotels & Resorts, Inc.	20,603
174	Wynn Resorts Ltd.	17,504
710	Yum China Holdings, Inc. (China)	25,617

		2,017,905

	Consumer Staples—11.7%
1,805	Archer-Daniels-Midland Co.	85,286
1,796	Brown-Forman Corp., Class B	83,227
1,416	Bunge Ltd.	87,509
2,199	Campbell Soup Co.	82,264
706	Casey’s General Stores, Inc.	89,034
1,518	Church & Dwight Co., Inc.	90,124
597	Clorox Co. (The)	88,625
3,251	Conagra Brands, Inc.	115,735
1,916	Coty, Inc., Class A	20,214
1,440	Energizer Holdings, Inc.	84,629
4,399	Flowers Foods, Inc.	84,945
3,247	Hain Celestial Group, Inc. (The)(b)	80,785
1,616	Herbalife Nutrition Ltd.(b)	86,068
848	Hershey Co. (The)	90,863
2,142	Hormel Foods Corp.	93,477
873	Ingredion, Inc.	88,330
815	JM Smucker Co. (The)	88,281
1,208	Kellogg Co.	79,100
3,743	Keurig Dr Pepper, Inc.	97,318
3,158	Kroger Co. (The)	93,982
1,341	Lamb Weston Holdings, Inc.	104,812
688	McCormick & Co., Inc.	99,072
1,422	Molson Coors Brewing Co., Class B	91,008
1,094	Nu Skin Enterprises, Inc., Class A	76,821
4,823	Pilgrim’s Pride Corp.(b)	85,174
898	Post Holdings, Inc.(b)	79,401
25	Seaboard Corp.	96,625
1,091	Spectrum Brands Holdings, Inc.	70,860
3,244	Sprouts Farmers Market, Inc.(b)	87,231
1,635	TreeHouse Foods, Inc.(b)	74,491
1,423	Tyson Foods, Inc., Class A	85,266
2,858	US Foods Holding Corp.(b)	83,368

		2,743,925

	Energy—10.3%
3,674	Antero Resources Corp.(b)	58,380
1,513	Apache Corp.	57,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Russell Midcap Equal Weight ETF (EQWM) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
1,598	Apergy Corp.(b)	$62,306
3,057	Cabot Oil & Gas Corp.	74,071
3,233	Centennial Resource Development, Inc., Class A(b)	61,944
1,033	Cheniere Energy, Inc.(b)	62,403
16,804	Chesapeake Energy Corp.(b)	58,982
761	Cimarex Energy Co.	60,477
4,629	CNX Resources Corp.(b)	72,444
479	Concho Resources, Inc.(b)	66,624
1,125	Continental Resources, Inc.(b)	59,265
1,669	Devon Energy Corp.	54,076
567	Diamondback Energy, Inc.	63,708
891	Energen Corp.(b)	64,125
1,428	EQT Corp.	48,509
6,535	Extraction Oil & Gas, Inc.(b)	52,215
1,040	Helmerich & Payne, Inc.	64,782
1,043	Hess Corp.	59,868
945	HollyFrontier Corp.	63,731
7,752	Kosmos Energy Ltd. (Ghana)(b)	50,310
3,266	Marathon Oil Corp.	62,021
2,195	Murphy Oil Corp.	69,933
11,402	Nabors Industries Ltd.	56,668
1,540	National Oilwell Varco, Inc.	56,672
2,536	Newfield Exploration Co.(b)	51,227
2,313	Noble Energy, Inc.	57,478
1,031	ONEOK, Inc.	67,634
2,421	Parsley Energy, Inc., Class A(b)	56,700
3,927	Patterson-UTI Energy, Inc.	65,345
1,280	PBF Energy, Inc., Class A	53,568
6,505	QEP Resources, Inc.(b)	57,960
4,318	Range Resources Corp.	68,440
4,718	RPC, Inc.	70,204
2,177	SM Energy Co.	52,988
1,215	Targa Resources Corp.	62,779
5,849	Transocean Ltd.(b)	64,397
26,890	Weatherford International PLC(b)	36,301
1,412	Whiting Petroleum Corp.(b)	52,668
2,414	Williams Cos., Inc. (The)	58,733
3,781	WPX Energy, Inc.(b)	60,647

		2,397,820

	Financials—6.0%
94	Affiliated Managers Group, Inc.	10,684
699	AGNC Investment Corp. REIT	12,470
21	Alleghany Corp.	12,614
499	Ally Financial, Inc.	12,680
119	American Financial Group, Inc.	11,904
104	American National Insurance Co.	12,817
92	Ameriprise Financial, Inc.	11,706
1,301	Annaly Capital Management, Inc. REIT	12,841
436	Arch Capital Group Ltd.(b)	12,369
177	Arthur J. Gallagher & Co.	13,100
321	Aspen Insurance Holdings Ltd. (Bermuda)	13,443
503	Associated Banc-Corp.	11,660
129	Assurant, Inc.	12,540
328	Assured Guaranty Ltd.	13,113
264	Athene Holding Ltd., Class A(b)	12,070
596	AXA Equitable Holdings, Inc.	12,093

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
233	Axis Capital Holdings Ltd.	$12,999
162	Bank of Hawaii Corp.	12,707
342	Bank OZK	9,357
352	BankUnited, Inc.	11,651
1,123	BGC Partners, Inc., Class A	11,893
128	BOK Financial Corp.	10,973
325	Brighthouse Financial, Inc.(b)	12,880
422	Brown & Brown, Inc.	11,892
127	Cboe Global Markets, Inc.	14,332
701	Chimera Investment Corp. REIT	13,039
172	Cincinnati Financial Corp.	13,526
249	CIT Group, Inc.	11,798
333	Citizens Financial Group, Inc.	12,438
292	CNA Financial Corp.	12,664
142	Comerica, Inc.	11,581
192	Commerce Bancshares, Inc.	12,211
30	Credit Acceptance Corp.(b)	12,733
124	Cullen/Frost Bankers, Inc.	12,142
172	Discover Financial Services	11,983
247	E*TRADE Financial Corp.	12,207
215	East West Bancorp, Inc.	11,275
253	Eaton Vance Corp.	11,398
104	Erie Indemnity Co., Class A	13,488
128	Evercore, Inc., Class A	10,456
60	Everest Re Group Ltd.	13,072
1,010	F.N.B. Corp.	11,948
57	FactSet Research Systems, Inc.	12,754
329	Fidelity National Financial, Inc.	11,005
460	Fifth Third Bancorp	12,415
242	First American Financial Corp.	10,728
29	First Citizens BancShares, Inc., Class A	12,372
481	First Hawaiian, Inc.	11,919
750	First Horizon National Corp.	12,105
133	First Republic Bank	12,102
423	Franklin Resources, Inc.	12,901
110	Hanover Insurance Group, Inc. (The)	12,252
268	Hartford Financial Services Group, Inc. (The)	12,173
840	Huntington Bancshares, Inc.	12,037
228	Interactive Brokers Group, Inc., Class A	11,265
567	Invesco Ltd.(d)	12,310
578	Jefferies Financial Group, Inc.	12,410
664	KeyCorp	12,058
277	Lazard Ltd., Class A	11,008
446	Legg Mason, Inc.	12,586
203	Lincoln National Corp.	12,219
263	Loews Corp.	12,245
207	LPL Financial Holdings, Inc.	12,751
77	M&T Bank Corp.	12,737
11	Markel Corp.(b)	12,026
72	MarketAxess Holdings, Inc.	15,096
250	Mercury General Corp.	14,827
1,713	MFA Financial, Inc. REIT	11,871
74	Moody’s Corp.	10,765
96	Morningstar, Inc.	11,981
73	MSCI, Inc.	10,978
144	Nasdaq, Inc.	12,486
964	Navient Corp.	11,163

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Russell Midcap Equal Weight ETF (EQWM) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
722	New Residential Investment Corp. REIT	$12,909
1,221	New York Community Bancorp, Inc.	11,697
128	Northern Trust Corp.	12,041
589	Old Republic International Corp.	12,987
396	OneMain Holdings, Inc.(b)	11,294
266	PacWest Bancorp	10,805
744	People’s United Financial, Inc.	11,651
212	Pinnacle Financial Partners, Inc.	11,088
263	Popular, Inc.	13,679
241	Principal Financial Group, Inc.	11,344
181	Prosperity Bancshares, Inc.	11,770
145	Raymond James Financial, Inc.	11,120
702	Regions Financial Corp.	11,913
93	Reinsurance Group of America, Inc.	13,240
101	RenaissanceRe Holdings Ltd. (Bermuda)	12,338
620	Santander Consumer USA Holdings, Inc.	11,625
209	SEI Investments Co.	11,171
112	Signature Bank	12,309
1,152	SLM Corp.(b)	11,681
591	Starwood Property Trust, Inc. REIT	12,837
599	Sterling Bancorp	10,770
195	SunTrust Banks, Inc.	12,219
42	SVB Financial Group(b)	9,964
411	Synchrony Financial	11,870
276	Synovus Financial Corp.	10,367
121	T. Rowe Price Group, Inc.	11,736
526	TCF Financial Corp.	10,983
153	Texas Capital Bancshares, Inc.(b)	9,980
870	TFS Financial Corp.	12,798
156	Torchmark Corp.	13,207
844	Two Harbors Investment Corp. REIT	12,398
616	Umpqua Holdings Corp.	11,827
367	Unum Group	13,307
619	Virtu Financial, Inc., Class A	14,683
274	Voya Financial, Inc.	11,990
167	W.R. Berkley Corp.	12,675
214	Webster Financial Corp.	12,592
236	Western Alliance Bancorp(b)	11,385
14	White Mountains Insurance Group Ltd.	12,413
90	Willis Towers Watson PLC	12,884
151	Wintrust Financial Corp.	11,497
257	Zions Bancorp NA	12,092

		1,395,428

	Health Care—11.1%
106	ABIOMED, Inc.(b)	36,167
1,175	Acadia Healthcare Co., Inc.(b)	48,763
595	Agilent Technologies, Inc.	38,550
554	Agios Pharmaceuticals, Inc.(b)	34,935
109	Align Technology, Inc.(b)	24,111
1,039	Alkermes PLC(b)	42,422
434	Alnylam Pharmaceuticals, Inc.(b)	34,907
480	AmerisourceBergen Corp.	42,240
283	athenahealth, Inc.(b)	36,094
414	BioMarin Pharmaceutical, Inc.(b)	38,158
134	Bio-Rad Laboratories, Inc., Class A(b)	36,562
209	Bio-Techne Corp.	35,054
278	Bluebird Bio, Inc.(b)	31,887

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
1,158	Bruker Corp.	$36,280
428	Cantel Medical Corp.	33,876
779	Cardinal Health, Inc.	39,417
965	Catalent, Inc.(b)	38,928
285	Centene Corp.(b)	37,141
633	Cerner Corp.(b)	36,258
315	Charles River Laboratories International, Inc.(b)	38,373
130	Chemed Corp.	39,563
156	Cooper Cos., Inc. (The)	40,296
578	DaVita, Inc.(b)	38,923
1,065	DENTSPLY SIRONA, Inc.	36,881
285	DexCom, Inc.(b)	37,839
283	Edwards Lifesciences Corp.(b)	41,771
512	Encompass Health Corp.	34,458
537	Exact Sciences Corp.(b)	38,154
2,469	Exelixis, Inc.(b)	34,245
496	Henry Schein, Inc.(b)	41,168
425	Hill-Rom Holdings, Inc.	35,734
1,046	Hologic, Inc.(b)	40,784
146	ICU Medical, Inc.(b)	37,191
166	IDEXX Laboratories, Inc.(b)	35,212
611	Incyte Corp.(b)	39,605
382	Insulet Corp.(b)	33,696
641	Integra LifeSciences Holdings Corp.(b)	34,338
915	Ionis Pharmaceuticals, Inc.(b)	45,338
326	IQVIA Holdings, Inc.(b)	40,075
250	Jazz Pharmaceuticals PLC(b)	39,705
239	Laboratory Corp. of America Holdings(b)	38,371
339	Masimo Corp.(b)	39,188
855	MEDNAX, Inc.(b)	35,303
47	Mettler-Toledo International, Inc.(b)	25,701
276	Molina Healthcare, Inc.(b)	34,989
1,085	Mylan NV(b)	33,906
667	Nektar Therapeutics(b)	25,800
341	Neurocrine Biosciences, Inc.(b)	36,538
266	Penumbra, Inc.(b)	36,176
429	PerkinElmer, Inc.	37,100
546	Perrigo Co. PLC	38,384
370	PRA Health Sciences, Inc.(b)	35,842
941	Premier, Inc., Class A(b)	42,345
1,079	QIAGEN NV(b)	39,168
381	Quest Diagnostics, Inc.	35,856
362	ResMed, Inc.	38,343
278	Sage Therapeutics, Inc.(b)	35,773
275	Sarepta Therapeutics, Inc.(b)	36,784
534	Seattle Genetics, Inc.(b)	29,973
365	STERIS PLC	39,898
160	Teleflex, Inc.	38,518
1,196	TESARO, Inc.(b)	34,540
331	United Therapeutics Corp.(b)	36,695
339	Universal Health Services, Inc., Class B	41,209
368	Varian Medical Systems, Inc.(b)	43,928
392	Veeva Systems, Inc., Class A(b)	35,809
141	Waters Corp.(b)	26,746
137	WellCare Health Plans, Inc.(b)	37,811
347	West Pharmaceutical Services, Inc.	36,754
318	Zimmer Biomet Holdings, Inc.	36,122

		2,588,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Russell Midcap Equal Weight ETF (EQWM) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials—12.4%
468	A.O. Smith Corp.	$21,308
300	Acuity Brands, Inc.	37,692
3,218	ADT, Inc.(c)	24,907
855	AECOM(b)	24,915
470	AGCO Corp.	26,339
612	Air Lease Corp.	23,317
404	Alaska Air Group, Inc.	24,814
309	Allegion PLC	26,491
538	Allison Transmission Holdings, Inc.	23,715
66	AMERCO	21,548
700	American Airlines Group, Inc.	24,556
343	AMETEK, Inc.	23,008
1,228	Arconic, Inc.	24,965
659	Armstrong World Industries, Inc.(b)	40,693
444	BWX Technologies, Inc.	25,956
281	C.H. Robinson Worldwide, Inc.	25,017
216	Carlisle Cos., Inc.	20,863
130	Cintas Corp.	23,643
398	Clean Harbors, Inc.(b)	27,080
785	Colfax Corp.(b)	22,004
359	Copa Holdings SA, Class A (Panama)	26,002
419	Copart, Inc.(b)	20,493
63	CoStar Group, Inc.(b)	22,769
291	Crane Co.	25,329
194	Cummins, Inc.	26,518
200	Curtiss-Wright Corp.	21,892
481	Donaldson Co., Inc.	24,666
314	Dover Corp.	26,012
92	Dun & Bradstreet Corp. (The)	13,090
97	Equifax, Inc.	9,840
372	Expeditors International of Washington, Inc.	24,991
804	Fastenal Co.	41,334
506	Flowserve Corp.	23,225
481	Fluor Corp.	21,097
320	Fortive Corp.	23,760
427	Fortune Brands Home & Security, Inc.	19,142
993	Gardner Denver Holdings, Inc.(b)	26,871
1,434	Gates Industrial Corp PLC(b)	21,582
314	Genesee & Wyoming, Inc., Class A(b)	24,878
580	Graco, Inc.	23,565
2,670	GrafTech International Ltd.	47,740
180	Harris Corp.	26,768
635	HD Supply Holdings, Inc.(b)	23,857
297	HEICO Corp.	24,897
721	Hexcel Corp.	42,193
207	Hubbell, Inc.	21,052
111	Huntington Ingalls Industries, Inc.	24,251
180	IDEX Corp.	22,828
529	IHS Markit Ltd.(b)	27,788
475	Ingersoll-Rand PLC	45,571
473	ITT, Inc.	23,886
223	J.B. Hunt Transport Services, Inc.	24,666
367	Jacobs Engineering Group, Inc.	27,558
1,438	JetBlue Airways Corp.(b)	24,058
237	Kansas City Southern	24,164
370	KAR Auction Services, Inc.	21,068
361	Kirby Corp.(b)	25,970

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
767	Knight-Swift Transportation Holdings, Inc.	$24,544
129	L3 Technologies, Inc.	24,442
223	Landstar System, Inc.	22,320
208	Lennox International, Inc.	43,865
292	Lincoln Electric Holdings, Inc.	23,626
589	Macquarie Infrastructure Corp.	21,764
315	ManpowerGroup, Inc.	24,031
1,241	Masco Corp.	37,230
219	Middleby Corp. (The)(b)	24,594
316	MSC Industrial Direct Co., Inc., Class A	25,615
886	Nielsen Holdings PLC	23,018
191	Nordson Corp.	23,430
985	nVent Electric PLC (United Kingdom)	24,054
166	Old Dominion Freight Line, Inc.	21,650
385	Oshkosh Corp.	21,614
801	Owens Corning	37,863
395	PACCAR, Inc.	22,598
150	Parker-Hannifin Corp.	22,744
640	Pentair PLC (United Kingdom)	25,696
802	Quanta Services, Inc.(b)	25,022
331	Regal Beloit Corp.	23,733
370	Republic Services, Inc.	26,892
381	Robert Half International, Inc.	23,062
147	Rockwell Automation, Inc.	24,215
198	Rockwell Collins, Inc.	25,348
434	Rollins, Inc.	25,693
89	Roper Technologies, Inc.	25,178
352	Ryder System, Inc.	19,469
1,027	Schneider National, Inc., Class B	22,460
531	Sensata Technologies Holding PLC(b)	24,904
148	Snap-on, Inc.	22,783
319	Spirit AeroSystems Holdings, Inc., Class A	26,799
188	Stanley Black & Decker, Inc.	21,906
454	Stericycle, Inc.(b)	22,686
113	Teledyne Technologies, Inc.(b)	25,005
717	Terex Corp.	23,941
396	Textron, Inc.	21,237
994	Timken Co. (The)	39,313
441	Toro Co. (The)	24,842
77	TransDigm Group, Inc.(b)	25,429
173	TransUnion	11,375
772	Trinity Industries, Inc.	22,041
309	United Continental Holdings, Inc.(b)	26,423
166	United Rentals, Inc.(b)	19,932
1,735	Univar, Inc.(b)	42,716
1,134	USG Corp.	47,877
345	Valmont Industries, Inc.	42,887
225	Verisk Analytics, Inc.(b)	26,964
78	W.W. Grainger, Inc.	22,150
203	WABCO Holdings, Inc.(b)	21,812
247	Wabtec Corp.	20,259
259	Watsco, Inc.	38,379
1,284	Welbilt, Inc.(b)	24,036
454	WESCO International, Inc.(b)	22,782
247	XPO Logistics, Inc.(b)	22,077
342	Xylem, Inc.	22,428

		2,906,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Russell Midcap Equal Weight ETF (EQWM) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology—12.3%
281	2U, Inc.(b)	$17,678
963	Advanced Micro Devices, Inc.(b)	17,536
385	Akamai Technologies, Inc.(b)	27,816
54	Alliance Data Systems Corp.	11,134
444	Amdocs Ltd.	28,092
303	Amphenol Corp., Class A	27,118
318	Analog Devices, Inc.	26,620
156	ANSYS, Inc.(b)	23,330
109	Arista Networks, Inc.(b)	25,108
1,108	ARRIS International PLC(b)	27,556
385	Arrow Electronics, Inc.(b)	26,068
250	Aspen Technology, Inc.(b)	21,222
314	Atlassian Corp. PLC, Class A(b)	23,836
194	Autodesk, Inc.(b)	25,074
617	Avnet, Inc.	24,723
547	Black Knight, Inc.(b)	26,677
533	Booz Allen Hamilton Holding Corp.	26,405
97	Broadridge Financial Solutions, Inc.	11,343
668	CA, Inc.	29,632
634	Cadence Design Systems, Inc.(b)	28,257
467	CDK Global, Inc.	26,731
328	CDW Corp.	29,523
789	Ceridian HCM Holding, Inc.(b)	29,958
262	Citrix Systems, Inc.(b)	26,847
529	Cognex Corp.	22,662
164	Coherent, Inc.(b)	20,195
952	CommScope Holding Co., Inc.(b)	22,905
1,195	Conduent, Inc.(b)	22,825
261	CoreLogic, Inc.(b)	10,602
837	Corning, Inc.	26,742
1,903	Cypress Semiconductor Corp.	24,625
301	Dell Technologies, Inc., Class V(b)	27,207
530	DocuSign Inc.(b)	22,228
414	Dolby Laboratories, Inc., Class A	28,487
317	DXC Technology Co.	23,087
603	EchoStar Corp., Class A(b)	24,452
210	EPAM Systems, Inc.(b)	25,089
130	Euronet Worldwide, Inc.(b)	14,453
153	F5 Networks, Inc.(b)	26,818
56	Fair Isaac Corp.(b)	10,792
120	Fidelity National Information Services, Inc.	12,492
1,809	FireEye, Inc.(b)	33,448
514	First Data Corp., Class A(b)	9,632
1,407	First Solar, Inc.(b)	58,813
163	Fiserv, Inc.(b)	12,926
60	FleetCor Technologies, Inc.(b)	12,002
437	FLIR Systems, Inc.	20,237
326	Fortinet, Inc.(b)	26,791
186	Gartner, Inc.(b)	27,439
899	Genpact Ltd.	24,642
103	Global Payments, Inc.	11,766
349	GoDaddy, Inc., Class A(b)	25,536
278	Guidewire Software, Inc.(b)	24,734
185	IPG Photonics Corp.(b)	24,707
998	Jabil, Inc.	24,681
82	Jack Henry & Associates, Inc.	12,286
1,055	Juniper Networks, Inc.	30,880

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
416	Keysight Technologies, Inc.(b)	$23,745
282	KLA-Tencor Corp.	25,814
192	Lam Research Corp.	27,212
414	Leidos Holdings, Inc.	26,819
126	Littelfuse, Inc.	22,826
342	LogMeIn, Inc.	29,453
488	Manhattan Associates, Inc.(b)	23,297
1,583	Marvell Technology Group Ltd.	25,977
508	Maxim Integrated Products, Inc.	25,410
350	Microchip Technology, Inc.	23,023
356	MKS Instruments, Inc.	26,234
215	Monolithic Power Systems, Inc.	25,396
233	Motorola Solutions, Inc.	28,556
567	National Instruments Corp.	27,766
1,029	NCR Corp.(b)	27,629
343	NetApp, Inc.	26,922
1,768	Nuance Communications, Inc.(b)	30,746
561	Nutanix, Inc., Class A(b)	23,287
405	Okta, Inc.(b)	23,636
1,504	ON Semiconductor Corp.(b)	25,568
124	Palo Alto Networks, Inc.(b)	22,697
370	Paychex, Inc.	24,231
181	Paycom Software, Inc.(b)	22,661
456	Pegasystems, Inc.	24,405
814	Pluralsight, Inc., Class A(b)	18,242
257	Proofpoint, Inc.(b)	23,374
277	PTC, Inc.(b)	22,828
1,029	Pure Storage, Inc., Class A(b)	20,765
390	Qorvo, Inc.(b)	28,669
470	RealPage, Inc.(b)	24,910
200	Red Hat, Inc.(b)	34,328
309	RingCentral, Inc., Class A(b)	24,019
1,134	Sabre Corp.	27,953
143	ServiceNow, Inc.(b)	25,889
337	Skyworks Solutions, Inc.	29,238
234	Splunk, Inc.(b)	23,363
147	Square, Inc., Class A(b)	10,797
509	SS&C Technologies Holdings, Inc.	26,040
2,618	Switch, Inc., Class A	23,222
1,464	Symantec Corp.	26,572
285	Synopsys, Inc.(b)	25,516
253	Tableau Software, Inc., Class A(b)	26,990
735	Teradata Corp.(b)	26,754
785	Teradyne, Inc.	27,043
133	Total System Services, Inc.	12,123
628	Trimble, Inc.(b)	23,475
344	Twilio, Inc., Class A(b)	25,876
118	Tyler Technologies, Inc.(b)	24,976
302	Ubiquiti Networks, Inc.(c)	28,113
90	Ultimate Software Group, Inc. (The)(b)	23,997
243	Universal Display Corp.	29,891
181	VeriSign, Inc.(b)	25,800
1,292	Versum Materials, Inc.	40,776
514	Western Digital Corp.	22,138
707	Western Union Co. (The)	12,754
67	WEX, Inc.(b)	11,789
195	Workday, Inc., Class A(b)	25,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Russell Midcap Equal Weight ETF (EQWM) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
133	Worldpay, Inc., Class A(b)	$12,215
996	Xerox Corp.	27,759
379	Xilinx, Inc.	32,355
157	Zebra Technologies Corp., Class A(b)	26,109
416	Zendesk, Inc.(b)	22,868

		2,873,240

	Materials—8.5%
472	Albemarle Corp.	46,832
1,136	Alcoa Corp.(b)	39,749
428	AptarGroup, Inc.	43,639
2,929	Ardagh Group SA (Luxembourg)	38,604
561	Ashland Global Holdings, Inc.	41,503
255	Avery Dennison Corp.	23,134
1,623	Axalta Coating Systems Ltd.(b)	40,056
1,117	Ball Corp.	50,042
959	Bemis Co., Inc.	43,893
968	Berry Global Group, Inc.(b)	42,224
758	Cabot Corp.	36,899
419	Celanese Corp.	40,618
925	CF Industries Holdings, Inc.	44,428
1,191	Chemours Co. (The)	39,315
1,094	Crown Holdings, Inc.(b)	46,265
902	Domtar Corp.	41,772
539	Eagle Materials, Inc.	39,800
490	Eastman Chemical Co.	38,391
560	FMC Corp.	43,725
3,494	Freeport-McMoRan, Inc.	40,705
3,323	Graphic Packaging Holding Co.	36,586
1,701	Huntsman Corp.	37,218
346	International Flavors & Fragrances, Inc.	50,052
900	International Paper Co.	40,824
246	Martin Marietta Materials, Inc.	42,135
1,596	Mosaic Co. (The)	49,380
122	NewMarket Corp.	47,087
1,620	Newmont Mining Corp.	50,090
747	Nucor Corp.	44,163
1,626	Olin Corp.	32,845
2,675	Owens-Illinois, Inc.(b)	41,917
417	Packaging Corp. of America	38,285
3,721	Platform Specialty Products Corp.(b)	40,261
553	Reliance Steel & Aluminum Co.	43,643
655	Royal Gold, Inc.	50,193
697	RPM International, Inc.	42,635
612	Scotts Miracle-Gro Co. (The)	40,845
1,151	Sealed Air Corp.	37,246
1,708	Silgan Holdings, Inc.	41,043
818	Sonoco Products Co.	44,646
1,008	Steel Dynamics, Inc.	39,917
1,654	United States Steel Corp.	43,881
3,051	Valvoline, Inc.	60,776
433	Vulcan Materials Co.	43,794
667	W.R. Grace & Co.	43,215
552	Westlake Chemical Corp.	39,358
855	WestRock Co.	36,739

		1,980,368

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate—4.2%
103	Alexandria Real Estate Equities, Inc. REIT	$12,590
312	American Campus Communities, Inc. REIT	12,327
585	American Homes 4 Rent, Class A REIT	12,326
297	Apartment Investment & Management Co., Class A REIT	12,783
748	Apple Hospitality REIT, Inc. REIT	12,095
71	AvalonBay Communities, Inc. REIT	12,452
104	Boston Properties, Inc. REIT	12,559
806	Brandywine Realty Trust REIT	11,332
733	Brixmor Property Group, Inc. REIT	11,875
673	Brookfield Property REIT, Inc., Class A REIT	12,982
140	Camden Property Trust REIT	12,638
285	CBRE Group, Inc., Class A(b)	11,483
2,132	Colony Capital, Inc. REIT	12,515
563	Columbia Property Trust, Inc. REIT	12,639
113	CoreSite Realty Corp. REIT	10,606
436	Corporate Office Properties Trust REIT	11,266
436	CubeSmart REIT	12,635
193	CyrusOne, Inc. REIT	10,273
108	Digital Realty Trust, Inc. REIT	11,152
342	Douglas Emmett, Inc. REIT	12,377
459	Duke Realty Corp. REIT	12,655
776	Empire State Realty Trust, Inc., Class A REIT	12,307
188	EPR Properties REIT	12,923
411	Equity Commonwealth REIT	12,240
137	Equity LifeStyle Properties, Inc. REIT	12,973
194	Equity Residential REIT	12,602
53	Essex Property Trust, Inc. REIT	13,291
147	Extra Space Storage, Inc. REIT	13,239
101	Federal Realty Investment Trust REIT	12,529
527	Forest City Realty Trust, Inc., Class A REIT	13,259
383	Gaming and Leisure Properties, Inc. REIT	12,903
494	HCP, Inc. REIT	13,610
478	Healthcare Trust of America, Inc., Class A REIT	12,552
275	Highwoods Properties, Inc. REIT	11,726
457	Hospitality Properties Trust REIT	11,708
617	Host Hotels & Resorts, Inc. REIT	11,791
104	Howard Hughes Corp. (The)(b)	11,598
406	Hudson Pacific Properties, Inc. REIT	12,302
557	Invitation Homes, Inc. REIT	12,187
364	Iron Mountain, Inc. REIT	11,142
359	JBG SMITH Properties REIT	13,455
92	Jones Lang LaSalle, Inc.	12,168
184	Kilroy Realty Corp. REIT	12,674
775	Kimco Realty Corp. REIT	12,470
170	Lamar Advertising Co., Class A REIT	12,464
305	Liberty Property Trust REIT	12,770
135	Life Storage, Inc. REIT	12,712
233	Macerich Co. (The) REIT	12,027
893	Medical Properties Trust, Inc. REIT	13,270
128	Mid-America Apartment Communities, Inc. REIT	12,507
289	National Retail Properties, Inc. REIT	13,511
397	Omega Healthcare Investors, Inc. REIT	13,240
658	Outfront Media, Inc. REIT	11,660
852	Paramount Group, Inc. REIT	12,175
396	Park Hotels & Resorts, Inc. REIT	11,512
383	Rayonier, Inc. REIT	11,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Russell Midcap Equal Weight ETF (EQWM) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
668	Realogy Holdings Corp.	$12,739
228	Realty Income Corp. REIT	13,742
201	Regency Centers Corp. REIT	12,735
1,024	Retail Properties of America, Inc., Class A REIT	12,564
409	Retail Value, Inc. REIT(b)	11,456
82	SBA Communications Corp. REIT(b)	13,298
693	Senior Housing Properties Trust REIT	11,136
925	SITE Centers Corp. REIT	11,498
132	SL Green Realty Corp. REIT	12,046
1,590	Spirit Realty Capital, Inc. REIT	12,434
458	STORE Capital Corp. REIT	13,296
129	Sun Communities, Inc. REIT	12,961
212	Taubman Centers, Inc. REIT	11,662
326	UDR, Inc. REIT	12,776
629	Uniti Group, Inc. REIT(b)	12,039
224	Ventas, Inc. REIT	13,001
1,724	VEREIT, Inc. REIT	12,637
627	VICI Properties, Inc. REIT	13,537
175	Vornado Realty Trust REIT	11,914
439	Weingarten Realty Investors REIT	12,345
197	Welltower, Inc. REIT	13,016
385	Weyerhaeuser Co. REIT	10,253
202	WP Carey, Inc. REIT	13,334

		977,043

	Utilities—10.6%
5,666	AES Corp. (The)	82,610
1,747	Alliant Energy Corp.	75,086
1,161	Ameren Corp.	74,977
854	American Water Works Co., Inc.	75,605
2,015	Aqua America, Inc.	65,548
807	Atmos Energy Corp.	75,115
1,539	Avangrid, Inc.	72,348
2,652	CenterPoint Energy, Inc.	71,630
1,505	CMS Energy Corp.	74,527
951	Consolidated Edison, Inc.	72,276
674	DTE Energy Co.	75,758
1,115	Edison International	77,370
911	Entergy Corp.	76,478
1,313	Evergy, Inc.	73,515
1,200	Eversource Energy	75,912
2,017	FirstEnergy Corp.	75,194
2,153	Hawaiian Electric Industries, Inc.	80,307
2,808	MDU Resources Group, Inc.	70,088
1,351	National Fuel Gas Co.	73,346
2,735	NiSource, Inc.	69,360
2,106	NRG Energy, Inc.	76,216
2,039	OGE Energy Corp.	73,710
1,638	PG&E Corp.(b)	76,675
949	Pinnacle West Capital Corp.	78,055
2,520	PPL Corp.	76,608
1,420	Public Service Enterprise Group, Inc.	75,871
2,145	SCANA Corp.	85,907
642	Sempra Energy	70,697
1,379	UGI Corp.	73,170
1,068	Vectren Corp.	76,394
3,260	Vistra Energy Corp.(b)	73,774

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
1,105	WEC Energy Group, Inc.	$75,582
1,574	Xcel Energy, Inc.	77,142

		2,476,851

	Total Common Stocks & Other Equity Interests (Cost $21,408,299)	23,357,288

	Money Market Fund—0.4%
94,642	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(e) (Cost $94,642)	94,642

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $21,502,941)—100.4%	23,451,930

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.3%
85,240	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(e)(f) (Cost $85,240)	85,240

	Total Investments in Securities (Cost $21,588,181)—100.7%	23,537,170
	Other assets less liabilities—(0.7)%	(171,676)

	Net Assets—100.0%	$23,365,494

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Russell Midcap Pure Growth ETF (PXMG)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Information Technology	43.4
Consumer Discretionary	21.3
Health Care	14.5
Industrials	11.2
Financials	6.3
Communication Services	3.3
Materials	0.0
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Communication Services—3.3%
7,072	IAC/InterActiveCorp.(b)	$1,390,284
86,085	Match Group, Inc.(b)(c)	4,452,316
4,670	TripAdvisor, Inc.(b)	243,494
48,578	Twitter, Inc.(b)	1,688,086

		7,774,180

	Consumer Discretionary—21.3%
12,700	Chipotle Mexican Grill, Inc.(b)	5,846,191
11,177	Domino’s Pizza, Inc.	3,004,266
116,095	Floor & Decor Holdings, Inc., Class A(b)	2,969,710
37,525	GrubHub, Inc.(b)	3,480,069
21,046	Hilton Grand Vacations, Inc.(b)	565,506
30,556	Lululemon Athletica, Inc.(b)	4,300,146
1,215	NVR, Inc.(b)	2,720,421
15,917	O’Reilly Automotive, Inc.(b)	5,105,378
40,698	Polaris Industries, Inc.	3,621,308
28,928	Pool Corp.	4,216,256
22,524	Ross Stores, Inc.	2,229,876
10,995	Tractor Supply Co.	1,010,331
21,985	Ulta Beauty, Inc.(b)	6,035,322
10,342	Vail Resorts, Inc.	2,599,151
35,571	Wyndham Destinations, Inc.	1,276,287
35,571	Wyndham Hotels & Resorts, Inc.	1,753,295

		50,733,513

	Financials—6.3%
23,512	Evercore, Inc., Class A	1,920,695
1,189	FactSet Research Systems, Inc.	266,051
13,237	LPL Financial Holdings, Inc.	815,399
5,097	MarketAxess Holdings, Inc.	1,068,688
17,329	Moody’s Corp.	2,521,023
26,455	MSCI, Inc.	3,978,303
26,501	SEI Investments Co.	1,416,478

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
127,496	Virtu Financial, Inc., Class A	$3,024,205

		15,010,842

	Health Care—14.5%
14,875	ABIOMED, Inc.(b)	5,075,350
11,930	Align Technology, Inc.(b)	2,638,916
20,884	Alkermes PLC(b)	852,694
18,468	athenahealth, Inc.(b)	2,355,409
6,340	BioMarin Pharmaceutical, Inc.(b)	584,358
19,302	Cantel Medical Corp.	1,527,753
1,573	Chemed Corp.	478,711
20,584	DexCom, Inc.(b)	2,732,938
29,528	Edwards Lifesciences Corp.(b)	4,358,333
29,410	Exact Sciences Corp.(b)	2,089,580
264,023	Exelixis, Inc.(b)	3,661,999
9,857	Insulet Corp.(b)	869,486
30,813	Ionis Pharmaceuticals, Inc.(b)	1,526,784
10,640	Nektar Therapeutics (b)	411,555
2,963	Neurocrine Biosciences, Inc.(b)	317,485
23,708	PRA Health Sciences, Inc.(b)	2,296,594
47,281	Seattle Genetics, Inc.(b)	2,653,882
6,194	TESARO, Inc.(b)	178,883

		34,610,710

	Industrials—11.2%
58,116	Allison Transmission Holdings, Inc.	2,561,753
7,392	C.H. Robinson Worldwide, Inc.	658,110
19,476	Cintas Corp.	3,542,100
83,775	Copart, Inc.(b)	4,097,435
5,521	CoStar Group, Inc.(b)	1,995,400
54,762	Graco, Inc.	2,224,980
39,217	HEICO Corp.	3,287,561
19,679	J.B. Hunt Transport Services, Inc.	2,176,694
25,666	Landstar System, Inc.	2,568,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Russell Midcap Pure Growth ETF (PXMG) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Industrials (continued)
12,333	Old Dominion Freight Line, Inc.	$1,608,470
11,156	Robert Half International, Inc.	675,273
2,398	United Rentals, Inc.(b)	287,928
3,521	W.W. Grainger, Inc.	999,858

		26,684,472

	Information Technology—43.4%
6,091	2U, Inc.(b)	383,185
15,670	Alliance Data Systems Corp.	3,230,841
11,123	Arista Networks, Inc.(b)	2,562,183
22,281	Atlassian Corp. PLC, Class A(b)	1,691,351
31,817	Broadridge Financial Solutions, Inc.	3,720,680
17,108	EPAM Systems, Inc.(b)	2,043,893
18,589	Fair Isaac Corp.(b)	3,582,286
22,246	Fiserv, Inc.(b)	1,764,108
4,393	FleetCor Technologies, Inc.(b)	878,732
65,077	Fortinet, Inc.(b)	5,348,028
14,768	Gartner, Inc.(b)	2,178,575
61,504	GoDaddy, Inc., Class A(b)	4,500,248
2,730	IPG Photonics Corp.(b)	364,591
5,161	Lam Research Corp.	731,469
26,129	Monolithic Power Systems, Inc.	3,086,357
3,225	NetApp, Inc.	253,130
14,320	Nutanix, Inc., Class A(b)	594,423
13,714	Okta, Inc.(b)	800,349
15,041	Palo Alto Networks, Inc.(b)	2,753,105
41,635	Paycom Software, Inc.(b)	5,212,702
52,676	Pegasystems, Inc.	2,819,219
37,509	Proofpoint, Inc.(b)	3,411,444
67,357	RealPage, Inc.(b)	3,569,921
7,553	Red Hat, Inc.(b)	1,296,397
57,891	RingCentral, Inc., Class A(b)	4,499,867
23,804	ServiceNow, Inc.(b)	4,309,476
28,594	Splunk, Inc.(b)	2,854,825
99,379	Square, Inc., Class A(b)	7,299,388
34,858	Total System Services, Inc.	3,177,307
12,994	Twilio, Inc., Class A(b)	977,409
6,075	Tyler Technologies, Inc.(b)	1,285,834
37,045	Ubiquiti Networks, Inc.(c)	3,448,519
16,024	Ultimate Software Group, Inc. (The)(b)	4,272,479
43,611	Universal Display Corp.(c)	5,364,589
24,936	Workday, Inc., Class A(b)	3,316,987
21,474	Zebra Technologies Corp., Class A(b)	3,571,126
37,918	Zendesk, Inc.(b)	2,084,352

		103,239,375

	Materials—0.0%
764	Packaging Corp. of America	70,143

	Total Common Stocks (Cost $250,950,348)	238,123,235

Number of Shares		Value
	Money Market Fund—0.1%
238,279	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $238,279)	$238,279

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $251,188,627)—100.1%	238,361,514

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.1%
12,142,015	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $12,142,015)	12,142,015

	Total Investments in Securities (Cost $263,330,642)—105.2%	250,503,529
	Other assets less liabilities—(5.2)%	(12,369,358)

	Net Assets—100.0%	$238,134,171

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Russell Midcap Pure Value ETF (PXMV)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Real Estate	22.6
Utilities	21.2
Financials	13.5
Industrials	7.9
Communication Services	7.2
Information Technology	7.1
Consumer Discretionary	6.2
Materials	5.5
Consumer Staples	4.7
Health Care	2.2
Energy	1.9
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—7.2%
19,798	CenturyLink, Inc.	$408,631
5,039	Cinemark Holdings, Inc.	209,471
17,302	DISH Network Corp., Class A(b)	531,863
766	GCI Liberty, Inc., Class A(b)	36,255
3,030	John Wiley & Sons, Inc., Class A	164,347
5,160	Liberty Broadband Corp., Class C(b)	427,919
13,101	Liberty Media Corp.-Liberty Formula One, Class C(b)	433,381
5,163	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	213,077
14,353	News Corp., Class A	189,316
26,020	Sprint Corp.(b)	159,242
13,622	Viacom, Inc., Class B	435,632

		3,209,134

	Consumer Discretionary—6.2%
11,221	Adient PLC	341,343
4,314	Garmin Ltd.	285,414
12,343	Goodyear Tire & Rubber Co. (The)	259,944
728	Graham Holdings Co., Class B	423,005
54	Kohl’s Corp.	4,090
4,394	Macy’s, Inc.	150,670
30	Mohawk Industries, Inc.(b)	3,742
732	Newell Brands, Inc.	11,624
6,248	Norwegian Cruise Line Holdings Ltd.(b)	275,349
948	PVH Corp.	114,509
18,600	Qurate Retail, Inc. (b)	408,084
2,748	Ralph Lauren Corp.	356,168
552	Royal Caribbean Cruises Ltd.	57,811

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
495	Whirlpool Corp.	$54,331

		2,746,084

	Consumer Staples—4.7%
4,587	Archer-Daniels-Midland Co.	216,736
2,838	Casey’s General Stores, Inc.	357,900
14,836	Coty, Inc., Class A	156,520
865	Ingredion, Inc.	87,521
3,290	JM Smucker Co. (The)	356,373
13,136	Pilgrim’s Pride Corp.(b)	231,982
75	Seaboard Corp.	289,875
3,752	Spectrum Brands Holdings, Inc.	243,692
2,767	Tyson Foods, Inc., Class A	165,798

		2,106,397

	Energy—1.9%
88,853	Chesapeake Energy Corp.(b)	311,874
339	CNX Resources Corp.(b)	5,305
645	Helmerich & Payne, Inc.	40,177
85	Hess Corp.	4,879
6,516	Nabors Industries Ltd.	32,385
1,180	National Oilwell Varco, Inc.	43,424
2,021	Patterson-UTI Energy, Inc.	33,629
16,147	Williams Cos., Inc. (The)	392,857

		864,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Russell Midcap Pure Value ETF (PXMV) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials—13.5%
1,392	Affiliated Managers Group, Inc.	$158,215
1,035	American National Insurance Co.	127,553
56,884	Annaly Capital Management, Inc. REIT	561,445
1,744	Bank of Hawaii Corp.	136,799
1,497	BankUnited, Inc.	49,551
510	BOK Financial Corp.	43,722
4,157	Cincinnati Financial Corp.	326,907
11,298	CNA Financial Corp.	489,994
22,682	F.N.B. Corp.	268,328
6,606	Fidelity National Financial, Inc.	220,971
5,452	Fifth Third Bancorp	147,149
1,288	First American Financial Corp.	57,097
13,489	Franklin Resources, Inc.	411,415
11,136	Invesco Ltd.(c)	241,763
15,197	Jefferies Financial Group, Inc.	326,280
358	Legg Mason, Inc.	10,103
5,231	Loews Corp.	243,555
556	M&T Bank Corp.	91,968
75,648	MFA Financial, Inc. REIT	524,241
15,137	Navient Corp.	175,286
47,977	New York Community Bancorp, Inc.	459,620
2,310	PacWest Bancorp	93,832
298	Principal Financial Group, Inc.	14,027
2,956	Prosperity Bancshares, Inc.	192,229
830	Reinsurance Group of America, Inc.	118,167
2,608	SunTrust Banks, Inc.	163,417
675	TFS Financial Corp.	9,929
4,201	Two Harbors Investment Corp. REIT	61,713
14	White Mountains Insurance Group Ltd.	12,413
2,040	Willis Towers Watson PLC	292,046

		6,029,735

	Health Care—2.2%
9,415	DENTSPLY SIRONA, Inc.	326,042
342	IQVIA Holdings, Inc.(b)	42,042
7,168	Perrigo Co. PLC	503,910
917	STERIS PLC	100,237

		972,231

	Industrials—7.9%
16,525	ADT, Inc.(d)	127,903
3,040	AGCO Corp.	170,362
124	AMERCO	40,484
26,487	Arconic, Inc.	538,481
1,034	Colfax Corp.(b)	28,983
2,602	Copa Holdings SA, Class A (Panama)	188,463
3,925	Dover Corp.	325,147
315	Fluor Corp.	13,816
2,982	JetBlue Airways Corp.(b)	49,889
3,852	Macquarie Infrastructure Corp.	142,331
6,500	Nielsen Holdings PLC	168,870
550	PACCAR, Inc.	31,465
13,073	Pentair PLC (United Kingdom)	524,881
5,066	Regal Beloit Corp.	363,232
411	Ryder System, Inc.	22,732
16,771	Trinity Industries, Inc.	478,812
1,756	United Continental Holdings, Inc.(b)	150,156

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
352	Valmont Industries, Inc.	$43,757
2,631	WESCO International, Inc.(b)	132,024

		3,541,788

	Information Technology—7.1%
185	Arrow Electronics, Inc.(b)	12,526
15,006	Avnet, Inc.	601,290
7,329	CA, Inc.	325,115
8,812	Conduent, Inc.(b)	168,309
7,757	First Solar, Inc.(b)	324,243
5,141	Leidos Holdings, Inc.	333,034
15,940	Marvell Technology Group Ltd.	261,575
24,295	Nuance Communications, Inc.(b)	422,490
18,352	Symantec Corp.	333,089
14,764	Xerox Corp.	411,473

		3,193,144

	Materials—5.5%
2,203	Albemarle Corp.	218,582
55	Alcoa Corp.(b)	1,924
7,587	Ashland Global Holdings, Inc.	561,286
2,009	Bemis Co., Inc.	91,952
1,147	Cabot Corp.	55,836
168	Domtar Corp.	7,780
1,730	Eastman Chemical Co.	135,546
17,352	Freeport-McMoRan, Inc.	202,151
4,844	Huntsman Corp.	105,987
5,087	Mosaic Co. (The)	157,392
14,498	Newmont Mining Corp.	448,278
9,839	Owens-Illinois, Inc.(b)	154,177
35	Sonoco Products Co.	1,910
16,772	Valvoline, Inc.	334,098

		2,476,899

	Real Estate—22.6%
5,872	Apple Hospitality REIT, Inc. REIT	94,950
15,937	Brandywine Realty Trust REIT	224,074
32,897	Brixmor Property Group, Inc. REIT	532,931
2,304	Camden Property Trust REIT	207,982
76	CyrusOne, Inc. REIT	4,045
13,260	Duke Realty Corp. REIT	365,578
15,050	Empire State Realty Trust, Inc., Class A REIT	238,693
1,433	EPR Properties REIT	98,504
13,478	Equity Commonwealth REIT	401,375
4,449	Equity Residential REIT	289,007
23,347	Forest City Realty Trust, Inc., Class A REIT	587,411
18,999	HCP, Inc. REIT	523,422
3,323	Highwoods Properties, Inc. REIT	141,693
5,661	Hospitality Properties Trust REIT	145,035
19,272	Host Hotels & Resorts, Inc. REIT	368,288
3,519	Invitation Homes, Inc. REIT	76,996
8,074	JBG SMITH Properties REIT	302,614
1,910	Kilroy Realty Corp. REIT	131,561
24,713	Kimco Realty Corp. REIT	397,632
7,475	Liberty Property Trust REIT	312,978
2,014	Macerich Co. (The) REIT	103,963
4,937	Mid-America Apartment Communities, Inc. REIT	482,394

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Russell Midcap Pure Value ETF (PXMV) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
7,841	National Retail Properties, Inc. REIT	$366,567
17,547	Outfront Media, Inc. REIT	310,933
12,966	Park Hotels & Resorts, Inc. REIT	376,922
10,145	Rayonier, Inc. REIT	306,379
4,306	Realogy Holdings Corp.(d)	82,115
6,144	Realty Income Corp. REIT	370,299
10,826	Retail Properties of America, Inc., Class A REIT	132,835
2,644	Retail Value, Inc. REIT(b)	74,058
26,809	SITE Centers Corp. REIT	333,236
8,554	Ventas, Inc. REIT	496,474
32,882	VEREIT, Inc. REIT	241,025
14,444	Weingarten Realty Investors REIT	406,165
4,439	Welltower, Inc. REIT	293,285
4,467	WP Carey, Inc. REIT	294,867

		10,116,286

	Utilities—21.2%
19,820	AES Corp. (The)	288,976
4,740	Alliant Energy Corp.	203,725
6,452	Ameren Corp.	416,670
418	American Water Works Co., Inc.	37,006
3,679	Atmos Energy Corp.	342,441
983	Avangrid, Inc.	46,211
9,651	CenterPoint Energy, Inc.	260,673
4,386	CMS Energy Corp.	217,195
5,704	Consolidated Edison, Inc.	433,504
710	DTE Energy Co.	79,804
7,284	Edison International	505,437
3,869	Entergy Corp.	324,803
13,380	Evergy, Inc.	749,146
6,539	Eversource Energy	413,657
12,544	FirstEnergy Corp.	467,640
9,494	Hawaiian Electric Industries, Inc.	354,126
5,253	MDU Resources Group, Inc.	131,115
6,308	National Fuel Gas Co.	342,461
12,530	NiSource, Inc.	317,761
12,033	OGE Energy Corp.	434,993
8,589	PG&E Corp.(b)	402,051
5,303	Pinnacle West Capital Corp.	436,172
10,295	PPL Corp.	312,968
5,847	Public Service Enterprise Group, Inc.	312,405
11,666	SCANA Corp.	467,223
3,218	Sempra Energy	354,366
5,858	UGI Corp.	310,825
1,237	WEC Energy Group, Inc.	84,611
8,961	Xcel Energy, Inc.	439,179

		9,487,144

	Total Common Stocks & Other Equity Interests (Cost $46,222,073)	44,743,372

Number of Shares		Value
	Money Market Fund—0.2%
109,354	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(e) (Cost $109,354)	$109,354

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $46,331,427)—100.2%	44,852,726

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.4%
173,985	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(e)(f) (Cost $173,985)	173,985

	Total Investments in Securities (Cost $46,505,412)—100.6%	45,026,711
	Other assets less liabilities—(0.6)%	(264,499)

	Net Assets—100.0%	$44,762,212

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)	All or a portion of this security was out on loan at October 31, 2018.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Russell Top 200 Equal Weight ETF (EQWL)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Consumer Staples	12.3
Health Care	11.9
Materials	10.8
Information Technology	10.7
Energy	10.5
Industrials	9.7
Financials	8.6
Communication Services	8.0
Utilities	8.0
Consumer Discretionary	7.7
Real Estate	1.8
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—8.0%
3,701	Activision Blizzard, Inc.	$255,554
256	Alphabet, Inc., Class C(b)	275,653
23,683	AT&T, Inc.	726,594
895	Charter Communications, Inc., Class A(b)	286,731
7,716	Comcast Corp., Class A	294,288
2,615	Electronic Arts, Inc.(b)	237,913
1,845	Facebook, Inc., Class A(b)	280,053
776	Netflix, Inc.(b)	234,181
11,646	T-Mobile US, Inc.(b)	798,333
6,381	Twenty-First Century Fox, Inc., Class A	290,463
14,517	Verizon Communications, Inc.	828,776
2,582	Walt Disney Co. (The)	296,491

		4,805,030

	Consumer Discretionary—7.7%
144	Amazon.com, Inc.(b)	230,114
152	Booking Holdings, Inc.(b)	284,936
4,558	Carnival Corp.	255,430
8,298	eBay, Inc.(b)	240,891
30,501	Ford Motor Co.	291,285
172	Garrett Motion, Inc. (Switzerland)(b)	2,609
8,344	General Motors Co.	305,307
1,365	Home Depot, Inc. (The)	240,076
4,666	Las Vegas Sands Corp.	238,106
2,535	Lowe’s Cos., Inc.	241,383
2,206	Marriott International, Inc., Class A	257,859
1,760	McDonald’s Corp.	311,344
3,424	NIKE, Inc., Class B	256,937
5,207	Starbucks Corp.	303,412

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
3,245	Target Corp.	$271,379
987	Tesla, Inc.(b)	332,935
2,622	TJX Cos., Inc. (The)	288,105
3,230	Yum! Brands, Inc.	292,024

		4,644,132

	Consumer Staples—12.3%
7,750	Altria Group, Inc.	504,060
10,393	Coca-Cola Co. (The)	497,617
6,988	Colgate-Palmolive Co.	416,135
2,231	Constellation Brands, Inc., Class A	444,482
1,185	Costco Wholesale Corp.	270,927
2,040	Estee Lauder Cos., Inc. (The), Class A	280,378
10,009	General Mills, Inc.	438,394
4,105	Kimberly-Clark Corp.	428,151
8,007	Kraft Heinz Co. (The)	440,145
10,858	Mondelez International, Inc., Class A	455,819
8,082	Monster Beverage Corp.(b)	427,134
4,142	PepsiCo, Inc.	465,478
5,971	Philip Morris International, Inc.	525,866
5,708	Procter & Gamble Co. (The)	506,185
6,472	Sysco Corp.	461,648
6,758	Walgreens Boots Alliance, Inc.	539,086
3,005	Walmart, Inc.	301,341

		7,402,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Russell Top 200 Equal Weight ETF (EQWL) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy—10.5%
8,174	Anadarko Petroleum Corp.	$434,857
15,810	Baker Hughes a GE Co.	421,969
4,415	Chevron Corp.	492,935
7,035	ConocoPhillips	491,746
4,402	EOG Resources, Inc.	463,707
6,200	Exxon Mobil Corp.	494,016
13,280	Halliburton Co.	460,550
27,888	Kinder Morgan, Inc.	474,654
6,069	Marathon Petroleum Corp.	427,561
6,659	Occidental Petroleum Corp.	446,619
4,516	Phillips 66	464,335
2,999	Pioneer Natural Resources Co.	441,663
8,364	Schlumberger Ltd.	429,157
4,368	Valero Energy Corp.	397,881

		6,341,650

	Financials—8.6%
3,923	Aflac, Inc.	168,963
1,850	Allstate Corp. (The)	177,082
1,686	American Express Co.	173,203
3,478	American International Group, Inc.	143,607
1,210	Aon PLC	188,978
6,078	Bank of America Corp.	167,145
3,577	Bank of New York Mellon Corp. (The)	169,299
3,667	BB&T Corp.	180,270
853	Berkshire Hathaway, Inc., Class B(b)	175,104
391	BlackRock, Inc.	160,865
1,889	Capital One Financial Corp.	168,688
3,634	Charles Schwab Corp. (The)	168,036
1,344	Chubb Ltd.	167,879
2,612	Citigroup, Inc.	170,981
1,063	CME Group, Inc.	194,784
802	Goldman Sachs Group, Inc. (The)	180,747
2,368	Intercontinental Exchange, Inc.	182,431
1,614	JPMorgan Chase & Co.	175,958
2,133	Marsh & McLennan Cos., Inc.	180,772
4,025	MetLife, Inc.	165,790
3,839	Morgan Stanley	175,289
1,306	PNC Financial Services Group, Inc. (The)	167,808
2,665	Progressive Corp. (The)	185,750
1,887	Prudential Financial, Inc.	176,963
865	S&P Global, Inc.	157,707
2,120	State Street Corp.	145,750
3,346	TD Ameritrade Holding Corp.	173,055
1,422	Travelers Cos., Inc. (The)	177,935
3,391	US Bancorp	177,247
3,331	Wells Fargo & Co.	177,309

		5,175,395

	Health Care—11.9%
3,161	Abbott Laboratories	217,919
2,248	AbbVie, Inc.	175,007
1,066	Aetna, Inc.	211,494
1,819	Alexion Pharmaceuticals, Inc.(b)	203,855
1,139	Allergan PLC	179,973
1,067	Amgen, Inc.	205,707
801	Anthem, Inc.	220,732

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
2,807	Baxter International, Inc.	$175,466
830	Becton, Dickinson and Co.	191,315
636	Biogen, Inc.(b)	193,516
5,755	Boston Scientific Corp.(b)	207,986
3,562	Bristol-Myers Squibb Co.	180,023
2,440	Celgene Corp.(b)	174,704
1,121	Cigna Corp.	239,681
6,180	CVS Health Corp.	447,370
2,016	Danaher Corp.	200,390
2,031	Eli Lilly & Co.	220,242
2,371	Express Scripts Holding Co.(b)	229,916
2,921	Gilead Sciences, Inc.	199,154
1,618	HCA Healthcare, Inc.	216,051
641	Humana, Inc.	205,383
608	Illumina, Inc.(b)	189,179
387	Intuitive Surgical, Inc.(b)	201,697
1,548	Johnson & Johnson	216,704
1,671	McKesson Corp.	208,474
2,233	Medtronic PLC	200,568
3,057	Merck & Co., Inc.	225,026
5,053	Pfizer, Inc.	217,582
544	Regeneron Pharmaceuticals, Inc.(b)	184,547
1,251	Stryker Corp.	202,937
887	Thermo Fisher Scientific, Inc.	207,248
816	UnitedHealth Group, Inc.	213,262
1,204	Vertex Pharmaceuticals, Inc.(b)	204,030
2,414	Zoetis, Inc.	217,622

		7,184,760

	Industrials—9.7%
1,367	3M Co.	260,085
804	Boeing Co. (The)	285,307
1,964	Caterpillar, Inc.	238,272
3,905	CSX Corp.	268,898
1,920	Deere & Co.	260,045
4,943	Delta Air Lines, Inc.	270,530
3,296	Eaton Corp. PLC	236,224
3,676	Emerson Electric Co.	249,527
1,129	FedEx Corp.	248,764
1,439	General Dynamics Corp.	248,343
22,486	General Electric Co.	227,109
1,725	Honeywell International, Inc.	249,815
2,001	Illinois Tool Works, Inc.	255,268
7,533	Johnson Controls International PLC	240,830
863	Lockheed Martin Corp.	253,593
1,610	Norfolk Southern Corp.	270,206
942	Northrop Grumman Corp.	246,757
1,423	Raytheon Co.	249,082
287	Resideo Technologies, Inc.(b)	6,041
4,583	Southwest Airlines Co.	225,025
1,825	Union Pacific Corp.	266,852
2,388	United Parcel Service, Inc., Class B	254,418
2,109	United Technologies Corp.	261,959
3,105	Waste Management, Inc.	277,804

		5,850,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Russell Top 200 Equal Weight ETF (EQWL) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology—10.7%
1,661	Accenture PLC, Class A	$261,807
1,109	Adobe, Inc.(b)	272,548
1,315	Apple, Inc.	287,801
7,655	Applied Materials, Inc.	251,696
1,945	Automatic Data Processing, Inc.	280,236
1,265	Broadcom, Inc.	282,715
6,302	Cisco Systems, Inc.	288,316
3,856	Cognizant Technology Solutions Corp., Class A	266,180
17,999	Hewlett Packard Enterprise Co.	274,485
11,904	HP, Inc.	287,362
6,533	Intel Corp.	306,267
1,999	International Business Machines Corp.	230,745
1,307	Intuit, Inc.	275,777
843	Mastercard, Inc., Class A	166,636
6,825	Micron Technology, Inc.(b)	257,439
2,637	Microsoft Corp.	281,658
1,097	NVIDIA Corp.	231,280
3,239	NXP Semiconductors NV (Netherlands)	242,893
6,081	Oracle Corp.	296,996
1,987	PayPal Holdings, Inc.(b)	167,285
3,990	QUALCOMM, Inc.	250,931
1,882	salesforce.com, Inc.(b)	258,286
2,816	Texas Instruments, Inc.	261,409
1,241	Visa, Inc., Class A	171,072
1,926	VMware, Inc., Class A(b)	272,317

		6,424,137

	Materials—10.8%
5,351	Air Products & Chemicals, Inc.	825,927
13,020	DowDuPont, Inc.	702,038
5,730	Ecolab, Inc.	877,550
5,633	Linde PLC (United Kingdom)	932,093
8,546	LyondellBasell Industries NV, Class A	762,901
7,944	PPG Industries, Inc.	834,835
1,909	Sherwin-Williams Co. (The)	751,134
21,774	Southern Copper Corp. (Peru)	834,815

		6,521,293

	Real Estate—1.8%
1,232	American Tower Corp. REIT	191,958
1,628	Crown Castle International Corp. REIT	177,029
413	Equinix, Inc. REIT	156,420
2,711	Prologis, Inc. REIT	174,778
873	Public Storage REIT	179,375
989	Simon Property Group, Inc. REIT	181,501

		1,061,061

	Utilities—8.0%
10,931	American Electric Power Co., Inc.	801,898
11,049	Dominion Energy, Inc.	789,120
9,709	Duke Energy Corp.	802,255
17,947	Exelon Corp.	786,258
4,568	NextEra Energy, Inc.	787,980
18,006	Southern Co. (The)	810,810

		4,778,321

	Total Common Stocks & Other Equity Interests (Cost $54,761,724)	60,189,379

Number of Shares		Value
	Money Market Fund—0.1%
55,632	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $55,632)	$55,632

	Total Investments in Securities (Cost $54,817,356)—100.1%	60,245,011
	Other assets less liabilities—(0.1)%	(40,790)

	Net Assets—100.0%	$60,204,221

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Russell Top 200 Pure Growth ETF (PXLG)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Information Technology	31.5
Consumer Discretionary	22.7
Health Care	17.2
Communication Services	7.6
Consumer Staples	5.5
Industrials	5.5
Financials	3.6
Real Estate	3.2
Materials	3.1
Energy	0.0
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—7.6%
29,499	Activision Blizzard, Inc.	$2,036,906
1,067	Alphabet, Inc., Class C(b)	1,148,913
19,847	Electronic Arts, Inc.(b)	1,805,680
35,854	Facebook, Inc., Class A(b)	5,442,279
25,372	Netflix, Inc.(b)	7,656,762

		18,090,540

	Consumer Discretionary—22.7%
5,508	Amazon.com, Inc.(b)	8,801,839
2,034	Booking Holdings, Inc.(b)	3,812,896
30,268	Home Depot, Inc. (The)	5,323,536
79,778	Lowe’s Cos., Inc.	7,596,461
50,115	Marriott International, Inc., Class A	5,857,942
50,045	NIKE, Inc., Class B	3,755,377
85,929	Starbucks Corp.	5,007,083
16,420	Tesla, Inc.(b)	5,538,794
73,942	TJX Cos., Inc. (The)	8,124,747

		53,818,675

	Consumer Staples—5.5%
4,458	Altria Group, Inc.	289,948
3,324	Constellation Brands, Inc., Class A	662,241
2,250	Costco Wholesale Corp.	514,417
28,431	Estee Lauder Cos., Inc. (The), Class A	3,907,557
73,453	Monster Beverage Corp.(b)	3,881,991
53,590	Sysco Corp.	3,822,575

		13,078,729

	Energy—0.0%
2,114	Halliburton Co.	73,314

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials—3.6%
12,777	Aon PLC	$1,995,512
58,942	Charles Schwab Corp. (The)	2,725,478
4,947	Progressive Corp. (The)	344,806
7,664	S&P Global, Inc.	1,397,300
40,129	TD Ameritrade Holding Corp.	2,075,472

		8,538,568

	Health Care—17.2%
76,798	AbbVie, Inc.	5,978,724
75,623	Celgene Corp.(b)	5,414,607
21,730	Illumina, Inc.(b)	6,761,289
9,405	Intuitive Surgical, Inc.(b)	4,901,698
2,755	Regeneron Pharmaceuticals, Inc.(b)	934,606
2,551	Stryker Corp.	413,823
12,910	UnitedHealth Group, Inc.	3,374,029
55,663	Vertex Pharmaceuticals, Inc.(b)	9,432,652
40,899	Zoetis, Inc.	3,687,045

		40,898,473

	Industrials—5.5%
18,248	Boeing Co. (The)	6,475,485
5,228	Deere & Co.	708,080
2,816	FedEx Corp.	620,478
6,594	Illinois Tool Works, Inc.	841,197
3,159	Northrop Grumman Corp.	827,500
8,274	Raytheon Co.	1,448,281
19,311	United Parcel Service, Inc., Class B	2,057,394

		12,978,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Russell Top 200 Pure Growth ETF (PXLG) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology—31.5%
16,771	Accenture PLC, Class A	$2,643,445
33,622	Adobe, Inc.(b)	8,262,943
30,508	Apple, Inc.	6,676,981
144,136	Applied Materials, Inc.	4,739,192
4,587	Automatic Data Processing, Inc.	660,895
31,736	Intuit, Inc.	6,696,296
46,819	Mastercard, Inc., Class A	9,254,712
26,973	NVIDIA Corp.	5,686,717
81,179	PayPal Holdings, Inc.(b)	6,834,460
69,692	salesforce.com, Inc.(b)	9,564,530
15,017	Texas Instruments, Inc.	1,394,028
60,748	Visa, Inc., Class A	8,374,112
27,958	VMware, Inc., Class A(b)	3,952,981

		74,741,292

	Materials—3.1%
14,102	Sherwin-Williams Co. (The)	5,548,714
48,507	Southern Copper Corp. (Peru)	1,859,758

		7,408,472

	Real Estate—3.2%
19,929	American Tower Corp. REIT	3,105,137
6,131	Equinix, Inc. REIT	2,322,055
10,997	Public Storage REIT	2,259,554

		7,686,746

	Total Common Stocks & Other Equity Interests (Cost $208,246,889)	237,313,224

	Money Market Fund—0.1%
177,528	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $177,528)	177,528

	Total Investments in Securities (Cost $208,424,417)—100.0%	237,490,752
	Other assets less liabilities—(0.0)%	(39,685)

	Net Assets—100.0%	$237,451,067

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco Russell Top 200 Pure Value ETF (PXLV)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Financials	25.6
Utilities	15.5
Health Care	10.3
Consumer Staples	9.0
Industrials	8.3
Consumer Discretionary	8.2
Energy	7.3
Communication Services	6.6
Information Technology	4.6
Materials	2.9
Real Estate	1.7
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—6.6%
121,924	AT&T, Inc.	$3,740,628
7,231	Comcast Corp., Class A	275,790
30,307	Twenty-First Century Fox, Inc., Class A	1,379,575
20,834	Verizon Communications, Inc.	1,189,413

		6,585,406

	Consumer Discretionary—8.2%
24,000	Carnival Corp.	1,344,960
261,266	Ford Motor Co.	2,495,090
66,389	General Motors Co.	2,429,174
23,881	Target Corp.	1,997,168

		8,266,392

	Consumer Staples—9.0%
15,520	Kraft Heinz Co. (The)	853,134
72,754	Mondelez International, Inc., Class A	3,054,213
14,321	Philip Morris International, Inc.	1,261,251
23,596	Procter & Gamble Co. (The)	2,092,493
11,425	Walgreens Boots Alliance, Inc.	911,372
8,295	Walmart, Inc.	831,823

		9,004,286

	Energy—7.3%
38,736	Baker Hughes a GE Co.	1,033,864
9,587	Chevron Corp.	1,070,388
4,242	ConocoPhillips	296,516
9,944	Exxon Mobil Corp.	792,338
109,110	Kinder Morgan, Inc.	1,857,052
4,042	Marathon Petroleum Corp.	284,759
931	Occidental Petroleum Corp.	62,442

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
7,860	Phillips 66	$808,165
5,412	Schlumberger Ltd.	277,690
8,651	Valero Energy Corp.	788,020

		7,271,234

	Financials—25.6%
67,606	Aflac, Inc.	2,911,790
7,973	Allstate Corp. (The)	763,176
43,242	Bank of America Corp.	1,189,155
23,650	Bank of New York Mellon Corp. (The)	1,119,354
31,443	BB&T Corp.	1,545,738
469	BlackRock, Inc.	192,956
1,090	Chubb Ltd.	136,152
30,012	Citigroup, Inc.	1,964,585
9,562	Goldman Sachs Group, Inc. (The)	2,154,988
16,911	JPMorgan Chase & Co.	1,843,637
33,006	MetLife, Inc.	1,359,517
25,600	Morgan Stanley	1,168,896
11,038	PNC Financial Services Group, Inc. (The)	1,418,273
34,356	Prudential Financial, Inc.	3,221,906
43,735	US Bancorp	2,286,028
44,668	Wells Fargo & Co.	2,377,678

		25,653,829

	Health Care—10.3%
6,791	Abbott Laboratories	468,172
23,077	Allergan PLC	3,646,397
1,328	Anthem, Inc.	365,957

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Russell Top 200 Pure Value ETF (PXLV) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
6,373	CVS Health Corp.	$461,341
25,294	Danaher Corp.	2,514,224
17,209	Medtronic PLC	1,545,712
30,306	Pfizer, Inc.	1,304,976

		10,306,779

	Industrials—8.3%
39,594	Eaton Corp. PLC	2,837,702
212,527	General Electric Co.	2,146,523
49,681	Johnson Controls International PLC	1,588,302
4,852	Norfolk Southern Corp.	814,311
7,196	United Technologies Corp.	893,815

		8,280,653

	Information Technology—4.6%
12,026	Cisco Systems, Inc.	550,189
201,254	Hewlett Packard Enterprise Co.	3,069,124
1,154	HP, Inc.	27,858
9,143	Intel Corp.	428,624
9,224	QUALCOMM, Inc.	580,097

		4,655,892

	Materials—2.9%
9,769	Air Products & Chemicals, Inc.	1,507,845
26,106	DowDuPont, Inc.	1,407,636

		2,915,481

	Real Estate—1.7%
27,121	Prologis, Inc. REIT	1,748,491

	Utilities—15.5%
41,924	American Electric Power Co., Inc.	3,075,544
38,866	Dominion Energy, Inc.	2,775,810
39,361	Duke Energy Corp.	3,252,399
50,291	Exelon Corp.	2,203,249
9,764	NextEra Energy, Inc.	1,684,290
57,758	Southern Co. (The)	2,600,843

		15,592,135

	Total Common Stocks & Other Equity Interests (Cost $99,911,538)	100,280,578

	Money Market Fund—0.0%
30,342	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(b) (Cost $30,342)	30,342

	Total Investments in Securities (Cost $99,941,880)—100.0%	100,310,920
	Other assets less liabilities—0.0%	38,489

	Net Assets—100.0%	$100,349,409

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco Wilshire Micro-Cap ETF (WMCR)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Health Care	27.1
Financials	25.8
Information Technology	10.5
Consumer Discretionary	9.4
Industrials	8.5
Consumer Staples	4.3
Energy	3.9
Real Estate	3.8
Communication Services	3.4
Materials	2.1
Utilities	1.1
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—3.4%
4,536	A.H. Belo Corp., Class A	$20,730
12,018	Alaska Communications Systems Group, Inc.(b)	17,546
1,442	Alliance MMA, Inc.(b)	389
2,542	AutoWeb, Inc.(b)	5,948
2,248	Ballantyne Strong, Inc.(b)	9,082
564	Beasley Broadcast Group, Inc., Class A	3,762
4,088	Boston Omaha Corp., Class A(b)	113,156
1,749	Cardlytics, Inc.(b)	37,009
274	Chicken Soup for the Soul Entertainment, Inc., Class A	2,496
3,874	Cinedigm Corp., Class A(b)	3,409
11,600	DHI Group, Inc.(b)	19,372
1,920	Dolphin Entertainment, Inc.(b)	3,802
2,639	Emmis Communications Corp., Class A(b)	11,242
3,135	FunctionX, Inc.(b)	24
1,285	Harte-Hanks, Inc.(b)	7,042
5,319	IDT Corp., Class B	37,446
2,061	Insignia Systems, Inc.(b)	3,545
14,205	Lee Enterprises, Inc.(b)	37,927
1,591	Level Brands, Inc.(b)	5,950
6,385	LiveXLive Media, Inc.(b)	18,900
9,079	Marchex, Inc., Class B	25,058
1,045	McClatchy Co. (The), Class A(b)	8,030
17,111	Meet Group, Inc. (The)(b)	75,460
21,253	NII Holdings, Inc.(b)	132,194
482	NTN Buzztime, Inc.(b)	1,889
4,390	Ooma, Inc.(b)	66,026
615	Otelco, Inc., Class A(b)	10,393

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Communication Services (continued)
22,953	Pareteum Corp.(b)(c)	$49,808
422	Professional Diversity Network, Inc.(b)	1,051
4,806	Reading International, Inc., Class A(b)	69,783
1,019	RLJ Entertainment, Inc.(b)	6,369
885	Saga Communications, Inc., Class A	31,010
3,128	Salem Media Group, Inc.	9,228
1,942	Social Reality, Inc. (b)	5,069
802	Spanish Broadcasting System, Inc., Class A(b)	120
1,894	SPAR Group, Inc.(b)	1,831
103	Towerstream Corp.(b)	349
2,257	Townsquare Media, Inc., Class A	15,573
1,295	Travelzoo(b)	9,933
6,633	Urban One, Inc.(b)	15,455
2,824	Xcel Brands, Inc.(b)	6,128
1,992	Zedge, Inc., Class B(b)	3,864

		903,398

	Consumer Discretionary—9.4%
12,743	ADOMANI, Inc.(b)	5,100
1,426	America’s Car-Mart, Inc.(b)	106,807
898	Appliance Recycling Centers of America, Inc.(b)	682
1,968	Arcimoto, Inc.(b)	5,904
450	Ark Restaurants Corp.	10,557
2,477	Ascent Capital Group, Inc., Class A(b)	2,378
4,082	Aspen Group, Inc. (b)	23,267
2,512	Bassett Furniture Industries, Inc.	49,612
14,906	BBX Capital Corp.	87,200
6,704	Beazer Homes USA, Inc.(b)	59,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco Wilshire Micro-Cap ETF (WMCR) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
589	bebe stores, Inc.	$4,035
4,143	Big 5 Sporting Goods Corp.(c)	14,542
3,907	Blink Charging Co.(b)(c)	8,322
3,110	Bon-Ton Stores, Inc. (The)(b)	137
4,877	Boot Barn Holdings, Inc.(b)	120,364
557	Bowl America, Inc., Class A	8,564
3,552	Build-A-Bear Workshop, Inc.(b)	30,405
2,227	CafePress, Inc.(b)	3,318
766	CDTi Advanced Materials, Inc.(b)	1,034
5,780	Century Casinos, Inc.(b)	36,067
5,047	Charles & Colvard Ltd.(b)	4,794
2,716	Cherokee, Inc.(b)	1,548
9,753	Christopher & Banks Corp.(b)	5,462
5,089	Clarus Corp.	49,872
2,131	Collectors Universe, Inc.	30,686
637	Comstock Holding Cos., Inc. (b)	1,293
1,601	Cool Holdings, Inc.(b)	6,292
2,351	Crown Crafts, Inc.	12,390
1,740	CSS Industries, Inc.	22,864
2,649	Culp, Inc.	61,324
7,795	Del Frisco’s Restaurant Group, Inc.(b)	52,616
1,227	Delta Apparel, Inc.(b)	23,399
2,542	Destination Maternity Corp.(b)	12,710
11,139	Destination XL Group, Inc.(b)	34,085
2,047	DGSE Cos., Inc.(b)	1,058
2,722	Differential Brands Group, Inc.(b)	12,712
5,505	Diversified Restaurant Holdings, Inc.(b)	8,092
3,154	Dixie Group, Inc. (The)(b)	3,943
3,645	Dover Downs Gaming & Entertainment, Inc.(b)(c)	9,076
3,601	Dover Motorsports, Inc.	7,742
1,844	DropCar, Inc.(b)	708
242	Edison Nation, Inc.(b)	1,476
987	Educational Development Corp.	12,091
1,806	Emerson Radio Corp.(b)	2,601
3,019	Escalade, Inc.	35,322
14,022	EVINE Live, Inc.(b)	14,443
2,263	Famous Dave’s of America, Inc.(b)	12,017
814	FAT Brands, Inc.	5,136
1,838	Flexsteel Industries, Inc.	46,722
1,846	Forward Industries, Inc.(b)	2,695
8,346	Fred’s, Inc., Class A(b)	22,868
6,289	Full House Resorts, Inc.(b)	17,232
2,005	Gaia, Inc.(b)	29,293
3,676	HG Holdings, Inc.(b)	1,856
3,792	hhgregg, Inc.(b)	8
2,757	Hooker Furniture Corp.	80,697
2,293	Hyrecar, Inc.(b)	4,724
13,000	Iconix Brand Group, Inc.(b)	2,596
3,262	Inspired Entertainment, Inc.(b)	20,746
544	iPic Entertainment, Inc., Class A(b)	3,264
3,438	J. Alexander’s Holdings, Inc.(b)	36,271
4,791	JAKKS Pacific, Inc.(b)(c)	11,546
823	Jerash Holdings US, Inc. (Jordan)(b)	4,938
3,123	Kirkland’s, Inc.(b)	31,574
2,475	Kona Grill, Inc.(b)	4,356
406	Koss Corp.(b)	1,112

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,798	Lakeland Industries, Inc.(b)	$23,626
1,829	Lazydays Holdings, Inc.(b)	11,102
4,422	Leaf Group Ltd.(b)	38,693
3,355	Lifetime Brands, Inc.	34,724
4,578	Lincoln Educational Services Corp.(b)	10,209
941	Lovesac Co. (The)(b)	17,917
4,530	Luby’s, Inc.(b)	6,251
4,218	MCBC Holdings, Inc.(b)	125,190
677	Nathan’s Famous, Inc.	50,701
2,767	Nevada Gold & Casinos, Inc.(b)	6,696
3,426	New Home Co., Inc. (The)(b)	24,427
8,179	New York & Co., Inc.(b)	32,389
1,446	Noodles & Co.(b)	13,636
3,158	Nova Lifestyle, Inc.(b)	4,074
2,628	Ominto, Inc.(b)	2,058
433	P&F Industries, Inc., Class A	3,451
1,454	Papa Murphy’s Holdings, Inc.(b)(c)	6,761
2,106	Peak Resorts, Inc.	10,846
17,484	Pier 1 Imports, Inc.	27,800
3,438	Rave Restaurant Group, Inc.(b)	4,298
2,249	RCI Hospitality Holdings, Inc.	58,879
5,739	Red Lion Hotels Corp.(b)	62,727
6,638	Remark Holdings, Inc.(b)(c)	15,068
1,697	Rocky Brands, Inc.	48,738
1,819	RumbleON, Inc., Class B(b)	10,223
15,773	Sears Holdings Corp.(b)	3,155
2,679	Sears Hometown and Outlet Stores, Inc.(b)	6,858
6,001	Select Interior Concepts, Inc., Class A(b)	54,909
3,554	Shiloh Industries, Inc.(b)	32,306
5,673	Stage Stores, Inc.	9,701
7,854	Stein Mart, Inc.(b)	14,687
660	Strattec Security Corp.	22,242
3,924	Summer Infant, Inc.(b)	4,944
2,820	Superior Group of Cos., Inc.	49,040
3,195	Sypris Solutions, Inc.(b)	3,962
2,137	Tandy Leather Factory, Inc.(b)	15,386
6,361	Town Sports International Holdings, Inc.(b)	48,852
3,418	Trans World Entertainment Corp.(b)	3,350
8,799	Tuesday Morning Corp.(b)(c)	26,837
2,609	Turtle Beach Corp.(b)	46,310
2,208	Unique Fabricating, Inc.	15,677
4,952	Universal Technical Institute, Inc.(b)	13,024
11,156	UQM Technologies, Inc.(b)	13,387
7,226	US Auto Parts Network, Inc.(b)	8,599
787	Vince Holding Corp.(b)(c)	10,884
3,828	VOXX International Corp.(b)	19,523
6,354	XpresSpa Group, Inc.(b)	1,036
987	YogaWorks, Inc.(b)	888
6,517	ZAGG, Inc.(b)	78,921

		2,500,569

	Consumer Staples—4.3%
27,548	22nd Century Group, Inc.(b)	66,666
1,837	Alico, Inc.	60,805
701	Arcadia Biosciences, Inc.(b)	2,846
25,157	Castle Brands, Inc.(b)	23,866
1,614	CCA Industries, Inc.(b)	4,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco Wilshire Micro-Cap ETF (WMCR) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
3,155	Celsius Holdings, Inc.(b)	$12,588
1,331	Coffee Holding Co., Inc.(b)	5,790
2,939	Craft Brew Alliance, Inc.(b)	53,901
3,981	Crimson Wine Group Ltd.(b)	34,038
1,011	Cyanotech Corp.(b)	3,478
1,446	Eastside Distilling, Inc.(b)	11,279
1,115	Ifresh, Inc.(b)	1,650
10,219	Jones Soda Co.(b)	3,454
5,801	Landec Corp.(b)	79,416
3,331	Lifevantage Corp.(b)	36,674
1,165	Lifeway Foods, Inc.(b)	3,378
3,650	Limoneira Co.	89,973
2,313	Long Blockchain Corp.(b)	370
401	Mannatech, Inc.	6,496
1,613	Natural Alternatives International, Inc.(b)	15,291
4,047	Nature’s Sunshine Products, Inc.(b)	35,816
9,154	New Age Beverages Corp.(b)(c)	41,468
1,175	Ocean Bio-Chem, Inc.	4,383
1,129	Oil-Dri Corp. of America	34,920
2,304	Orchids Paper Products Co.(b)(c)	3,594
9,362	Primo Water Corp.(b)	156,065
11,284	PURE Bioscience, Inc.(b)	5,642
1,778	Pyxus International, Inc.(b)(c)	42,210
5,837	Reed’s, Inc.(b)	14,651
343	Reliv International, Inc.(b)	1,619
3,347	RiceBran Technologies(b)	8,702
1,358	Seneca Foods Corp., Class A(b)	42,954
3,897	Shineco, Inc. (China)(b)	3,001
955	Truett-Hurst, Inc. (b)	1,881
4,798	Turning Point Brands, Inc.	197,198
709	United-Guardian, Inc.	12,223
11,397	Veru, Inc.(b)	13,790
951	Willamette Valley Vineyards, Inc.(b)	7,037
1,678	Youngevity International, Inc.(b)	12,753

		1,156,369

	Energy—3.9%
640	Adams Resources & Energy, Inc.	25,952
4,523	Aemetis, Inc.(b)	4,002
12,228	Approach Resources, Inc.(b)(c)	20,421
4,508	Aspen Aerogels, Inc.(b)	16,139
1,085	Barnwell Industries, Inc.(b)	1,790
18,195	Camber Energy, Inc.(b)	3,565
1,398	Centrus Energy Corp., Class A(b)	3,062
4,353	Contango Oil & Gas Co.(b)	21,983
1,506	Cross Timbers Royalty Trust	22,620
4,792	Dawson Geophysical Co.(b)	26,883
3,824	ENGlobal Corp.(b)	3,231
11,552	Enservco Corp.(b)	8,361
7,265	Evolution Petroleum Corp.	74,829
4,310	EXCO Resources, Inc.(b)	207
1,566	FieldPoint Petroleum Corp.(b)	204
57,708	Gastar Exploration, Inc.(b)	300
1,928	Gevo, Inc.(b)	5,803
2,652	Goodrich Petroleum Corp.(b)	39,966
2,883	Gulf Island Fabrication, Inc.	24,505
1,294	Gulfmark Offshore, Inc.(b)	43,595

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
4,543	Harvest Natural Resources, Inc.(b)(d)	$0
8,889	Hornbeck Offshore Services, Inc.(b)	28,000
13,418	Houston American Energy Corp.(b)	2,803
9,340	Hugoton Royalty Trust	3,549
9,326	Hyperdynamics Corp.(b)	51
2,474	ION Geophysical Corp.(b)	29,218
196	Isramco, Inc.(b)	21,335
188	Jones Energy, Inc., Class A(b)(c)	600
12,312	Lilis Energy, Inc.(b)	33,242
3,740	Lonestar Resources US, Inc., Class A(b)	28,761
235	Mexco Energy Corp.(b)	1,013
6,286	Midstates Petroleum Co., Inc.(b)	45,322
2,106	Mitcham Industries, Inc.(b)	8,424
2,801	Natural Gas Services Group, Inc.(b)	54,059
1,586	Nuverra Environmental Solutions, Inc.(b)	17,827
8,642	Pacific Coast Oil Trust	19,963
9,820	Pacific Ethanol, Inc.(b)	16,105
3,675	Panhandle Oil and Gas, Inc., Class A	65,378
2,035	Parker Drilling Co.(b)	5,087
5,634	Permianville Royalty Trust	15,324
6,708	PetroQuest Energy, Inc.(b)	470
2,501	PHI, Inc.(b)	19,483
14,015	Pioneer Energy Services Corp.(b)	41,625
2,027	Quintana Energy Services, Inc.(b)	12,952
1,021	Ranger Energy Services, Inc. (b)	6,636
2,807	Rex Energy Corp.(b)	140
835	Rosehill Resources, Inc. (b)	4,392
6,805	Royale Energy, Inc.(b)	1,694
408	SAExploration Holdings, Inc.(b)	2,232
2,700	SilverBow Resources, Inc.(b)	70,902
2,626	Superior Drilling Products, Inc.(b)	10,399
2,190	Synthesis Energy Systems, Inc.(b)	2,825
2,785	Tengasco, Inc.(b)	3,008
13,077	Torchlight Energy Resources, Inc.(b)	10,462
17,060	Triangle Petroleum Corp.(b)	307
33,930	Uranium Energy Corp.(b)(c)	45,127
1,711	US Energy Corp. Wyoming(b)	1,574
12,723	VAALCO Energy, Inc.(b)	25,192
55,451	Vantage Drilling Co.(b)	676
5,772	Vertex Energy, Inc.(b)	8,658
3,201	Voc Energy Trust	14,180
4,383	Westmoreland Coal Co.(b)	197
13,319	Westwater Resources, Inc.(b)	2,531
2,719	Yuma Energy, Inc.(b)	789
14,863	Zion Oil & Gas, Inc.(b)(c)	16,647

		1,046,577

	Financials—25.8%
1,172	1347 Property Insurance Holdings, Inc.(b)	6,880
6,095	180 Degree Capital Corp.(b)	12,251
2,955	Alcentra Capital Corp.	16,696
2,038	American National Bankshares, Inc.	73,551
1,472	American River Bankshares	22,536
4,526	AmeriServ Financial, Inc.	19,190
5,571	Ares Commercial Real Estate Corp. REIT	80,612
289	Arlington Asset Investment Corp., Class A	2,430
338	Ashford, Inc.(b)	21,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco Wilshire Micro-Cap ETF (WMCR) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
521	Asta Funding, Inc.	$1,990
1,260	Atlantic American Corp.	3,440
1,825	Atlanticus Holdings Corp.(b)	6,022
2,248	Atlas Financial Holdings, Inc.(b)	21,603
796	Bancorp 34, Inc.	11,996
1,468	Bank of Marin Bancorp	124,765
1,306	Bank of Princeton (The)(b)	36,894
1,107	Bank of South Carolina Corp.	21,863
970	Bank of The James Financial Group, Inc.	14,793
846	Bank7 Corp.(b)	14,001
1,718	Bankwell Financial Group, Inc.	52,090
2,570	Baycom Corp.(b)	62,168
3,928	BCB Bancorp, Inc.	48,864
2,249	Broadway Financial Corp.(b)	2,631
2,184	BSB Bancorp, Inc.(b)	62,899
1,062	Business First Bancshares, Inc.	28,005
872	C&F Financial Corp.	42,336
848	Cambridge Bancorp	72,504
555	Capital Bancorp, Inc.(b)	6,216
3,982	Capitala Finance Corp.	32,613
3,830	Capstar Financial Holdings, Inc.	56,607
1,653	Carolina Trust Bancshares, Inc.(b)	13,637
1,053	CBM Bancorp, Inc.(b)	12,794
993	Central Federal Corp.(b)	13,237
3,259	Central Valley Community Bancorp	65,962
748	Century Bancorp, Inc., Class A	56,190
1,040	Chemung Financial Corp.	45,209
3,425	Cherry Hill Mortgage Investment Corp. REIT	61,342
2,843	Citizens & Northern Corp.	71,587
537	Citizens First Corp.	13,414
3,764	Civista Bancshares, Inc.	87,174
3,408	CM Finance, Inc.	27,162
3,804	CNB Financial Corp.	97,382
2,065	Coastal Financial Corp.(b)	33,721
1,963	Codorus Valley Bancorp, Inc.	51,529
60	Cohen & Co., Inc.	606
1,659	Colony Bankcorp, Inc.	27,573
863	Community First Bancshares, Inc.(b)	9,579
997	Conifer Holdings, Inc.(b)	5,563
5,186	Consumer Portfolio Services, Inc.(b)	20,277
1,483	County Bancorp, Inc.	30,869
6,890	Crossroads Capital Escrow(b)(d)	0
698	Ditech Holding Corp.(b)	754
1,220	Eagle Bancorp Montana, Inc.	20,069
369	Eagle Financial Bancorp, Inc.(b)	5,705
5,267	Elevate Credit, Inc.(b)	22,437
3,158	Ellington Residential Mortgage REIT	33,348
21,479	Emergent Capital, Inc.(b)	3,974
1,561	Entegra Financial Corp.(b)	35,419
2,707	Enterprise Bancorp, Inc.	87,653
1,807	Equus Total Return, Inc.(b)	3,451
1,482	Esquire Financial Holdings, Inc.(b)	35,538
2,612	ESSA Bancorp, Inc.	42,184
1,056	Evans Bancorp, Inc.	46,464
2,283	Farmers & Merchants Bancorp, Inc.(c)	92,804
2,630	FedNat Holding Co.	56,624

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
741	FFBW, Inc.(b)	$8,151
691	Fidelity D&D Bancorp, Inc.	45,378
6,088	Fidus Investment Corp.	83,588
1,070	Fifth Street Asset Management, Inc.	1,402
4,209	First Acceptance Corp.(b)	4,840
2,377	First Bancorp, Inc./ME	67,887
2,667	First Choice Bancorp	60,007
2,010	First Financial Northwest, Inc.	30,371
2,534	First Internet Bancorp	65,301
3,933	First NBC Bank Holding Co.(b)	125
1,763	First United Corp.	31,734
1,530	First US Bancshares, Inc.	13,495
1,736	First Western Financial, Inc.(b)	23,210
3,527	FNCB Bancorp, Inc.(c)	31,426
448	FSB Bancorp, Inc.(b)	7,504
3,994	Garrison Capital, Inc.	31,672
6,890	Gladstone Capital Corp.	63,939
8,169	Gladstone Investment Corp.(c)	85,366
600	Glen Burnie Bancorp	7,308
1,611	Global Brokerage, Inc. (b)	57
2,670	Great Ajax Corp. REIT	34,817
5,883	Great Elm Capital Group, Inc.(b)	20,120
4,647	GSV Capital Corp.(b)	32,808
2,649	Guaranty Bancshares, Inc.	78,993
396	GWG Holdings, Inc.	2,277
3,820	Hallmark Financial Services, Inc.(b)	42,555
1,210	Harvest Capital Credit Corp.	12,729
1,394	Hawthorn Bancshares, Inc.	32,620
1,004	HMN Financial, Inc.(b)	20,572
2,001	Home Bancorp, Inc.	79,520
1,382	HomeTown Bankshares Corp.	20,039
1,269	HopFed Bancorp, Inc.	19,479
2,869	Horizon Technology Finance Corp.	31,387
4,519	Hunt Cos. Finance Trust, Inc. REIT	15,907
2,642	Impac Mortgage Holdings, Inc.(b)	13,712
1,399	Independence Holding Co.	50,658
2,096	Investar Holding Corp.	54,685
225	Investors Title Co.	40,950
8,553	KCAP Financial, Inc.	26,172
1,774	Level One Bancorp, Inc.	48,200
1,042	Limestone Bancorp, Inc.(b)	16,307
7,111	Macatawa Bank Corp.	77,154
3,651	Manning & Napier, Inc.	7,156
2,786	Marlin Business Services Corp.	74,052
4,748	MBT Financial Corp.	54,175
5,231	Medallion Financial Corp.(b)	35,571
1,150	Medley Management, Inc., Class A	6,095
1,226	Metropolitan Bank Holding Corp.(b)	45,190
4,141	MidSouth Bancorp, Inc.	54,992
2,829	MidWestOne Financial Group, Inc.	81,503
5,088	Monroe Capital Corp.	64,668
2,137	MutualFirst Financial, Inc.	75,885
2,519	MVB Financial Corp.	46,148
1,489	National Bankshares, Inc.	64,295
4,397	Newtek Business Services Corp.(c)	85,258
1,968	Nicholas Financial, Inc.(b)	22,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco Wilshire Micro-Cap ETF (WMCR) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
1,591	Northrim Bancorp, Inc.	$60,506
1,559	Norwood Financial Corp.	59,242
2,592	OFS Capital Corp.	27,994
4,710	OHA Investment Corp.	6,688
1,135	Old Point Financial Corp.	30,520
6,441	Old Second Bancorp, Inc.	91,591
2,314	OP Bancorp(b)	24,019
2,489	Oppenheimer Holdings, Inc., Class A	76,562
11,784	Orchid Island Capital, Inc. REIT	77,067
682	Ottawa Bancorp, Inc.	9,214
1,968	Owens Realty Mortgage, Inc. REIT	30,110
3,665	Pacific Mercantile Bancorp(b)	30,310
2,433	Parke Bancorp, Inc.	48,027
323	Patriot National Bancorp, Inc.	6,589
4,084	Patriot National, Inc.(b)(d)	94
4,069	PCSB Financial Corp.	76,172
1,838	PDL Community Bancorp(b)	25,199
1,167	Penns Woods Bancorp, Inc.	47,264
1,313	Peoples Bancorp of North Carolina, Inc.	36,554
1,159	Plumas Bancorp	30,018
1,150	Provident Bancorp, Inc.(b)	28,785
1,472	Provident Financial Holdings, Inc.	25,466
1,383	Randolph Bancorp, Inc.(b)	21,132
7,440	Ready Capital Corp. REIT	113,981
2,641	Regional Management Corp.(b)	76,219
4,551	Riverview Bancorp, Inc.	38,547
2,922	Sachem Capital Corp. REIT	11,980
698	Salisbury Bancorp, Inc.	27,990
1,396	Saratoga Investment Corp.	29,190
1,505	SB Financial Group, Inc.	27,286
2,529	Security National Financial Corp., Class A(b)	14,415
2,559	Severn Bancorp, Inc.	21,419
2,982	Shore Bancshares, Inc.	48,070
2,665	SI Financial Group, Inc.	35,285
1,014	Siebert Financial Corp.(b)	13,943
3,609	Sierra Bancorp	98,273
1,522	Silvercrest Asset Management Group, Inc., Class A	21,886
1,460	Southern First Bancshares, Inc.(b)	52,429
1,814	Southern Missouri Bancorp, Inc.	61,077
4,788	Southern National Bancorp of Virginia, Inc.	72,347
2,314	Spirit of Texas Bancshares, Inc.(b)	48,293
3,970	Stellus Capital Investment Corp.	48,633
2,855	Summit Financial Group, Inc.	60,241
2,182	Territorial Bancorp, Inc.	59,438
7,472	TheStreet, Inc.(b)	14,197
1,880	Timberland Bancorp, Inc.	54,558
700	Tremont Mortgage Trust(b)	7,966
6,016	TriplePoint Venture Growth BDC Corp.(c)	75,561
2,130	Two River Bancorp	33,036
889	Union Bankshares, Inc./VT	42,183
1,244	United Bancorp, Inc./OH	16,035
10,811	United Community Financial Corp.	98,921
3,702	United Security Bancshares	39,685
2,031	Unity Bancorp, Inc.	42,996
2,859	US Global Investors, Inc., Class A	3,745

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
265	Value Line, Inc.	$6,691
140	Village Bank And Trust Financial Corp.(b)	4,647
427	Wellesley Bank	13,758
3,812	West Bancorporation, Inc.	83,826
831	Westbury Bancorp, Inc.(b)	17,908
6,441	Western New England Bancorp, Inc.	64,668
5,113	WhiteHorse Finance, Inc.	63,606

		6,896,882

	Health Care—27.1%
12,984	AcelRx Pharmaceuticals, Inc.(b)(c)	53,754
1,401	Acer Therapeutics, Inc.(b)	31,635
7,034	Aceto Corp.	14,420
1,166	Achieve Life Sciences, Inc.(b)	2,379
2,017	Acura Pharmaceuticals, Inc.(b)	444
11,541	Adamis Pharmaceuticals Corp.(b)(c)	29,545
3,017	Addus HomeCare Corp.(b)	197,613
854	Adial Pharmaceuticals, Inc.(b)	1,623
15,991	Advaxis, Inc.(b)	8,971
3,777	Aeglea BioTherapeutics, Inc.(b)	32,595
1,425	Aeon Global Health Corp.(b)	1,161
9,830	Affymax, Inc.(b)	187
5,647	Agile Therapeutics, Inc.(b)	4,748
1,443	Aileron Therapeutics, Inc.(b)	3,391
23,420	Akers Biosciences, Inc.(b)	8,621
2,026	Albireo Pharma, Inc.(b)	54,114
5,146	Aldeyra Therapeutics, Inc.(b)	55,422
13,073	Alimera Sciences, Inc.(b)	13,138
2,221	Allena Pharmaceuticals, Inc.(b)	18,279
631	Allied Healthcare Products, Inc.(b)	1,363
9,390	Alphatec Holdings, Inc.(b)	28,170
1,982	Alpine Immune Sciences, Inc.(b)	9,177
1,646	Altimmune, Inc.(b)	6,271
3,041	Amedica Corp.(b)	763
1,033	American Shared Hospital Services(b)	3,254
25,145	Ampio Pharmaceuticals, Inc.(b)(c)	11,567
4,653	Anixa Biosciences, Inc.(b)	18,845
4,187	Anthera Pharmaceuticals, Inc.(b)	297
3,703	Apollo Endosurgery, Inc.(b)	21,033
5,807	Apollo Medical Holdings, Inc.(b)	118,753
3,110	Applied Genetic Technologies Corp.(b)	19,531
6,146	Apricus Biosciences, Inc.(b)	2,090
4,724	Aptevo Therapeutics, Inc.(b)	15,920
1,161	AquaBounty Technologies, Inc.(b)	3,007
1,127	Aquestive Therapeutics, Inc.(b)	17,052
1,304	Aravive, Inc.(b)	7,694
3,431	ARCA biopharma, Inc.(b)	2,333
2,553	Argos Therapeutics, Inc.(b)	345
502	Aridis Pharmaceuticals, Inc.(b)	6,175
22,477	ArQule, Inc.(b)	86,986
1,162	Arsanis, Inc.(b)	1,557
1,260	Atossa Genetics, Inc.(b)	1,651
4,301	aTyr Pharma, Inc.(b)	2,615
848	Avenue Therapeutics, Inc.(b)	2,993
24,189	AVEO Pharmaceuticals, Inc.(b)(c)	59,263
12,262	Avid Bioservices, Inc.(b)	64,253
2,930	Avinger, Inc.(b)	965

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco Wilshire Micro-Cap ETF (WMCR) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
5,454	Axsome Therapeutics, Inc.(b)	$21,107
2,638	Aytu Bioscience, Inc.(b)(c)	2,796
3,283	AzurRx BioPharma, Inc.(b)	7,255
7,691	Bellerophon Therapeutics, Inc.(b)(c)	6,020
1,878	Bioanalytical Systems, Inc.(b)	2,629
596	Biocept, Inc.(b)	1,132
3,672	Biolase, Inc.(b)	4,847
2,376	BioLife Solutions, Inc.(b)	30,223
1,511	Biomerica, Inc.(b)	4,246
836	BioNano Genomics, Inc.(b)	5,610
44,238	BioPharmX Corp.(b)	7,467
1,452	BioSpecifics Technologies Corp.(b)	88,964
29,997	BioTime, Inc.(b)(c)	58,494
1,129	Bioxcel Therapeutics, Inc.(b)	5,735
7,685	Bovie Medical Corp.(b)	40,500
2,002	Caladrius Biosciences, Inc.(b)	9,349
7,165	Calithera Biosciences, Inc.(b)	33,819
812	Calyxt, Inc.(b)	9,776
5,573	Cancer Genetics, Inc.(b)	4,113
4,937	Capricor Therapeutics, Inc.(b)(c)	4,591
5,868	CAS Medical Systems, Inc.(b)	10,797
10,592	CASI Pharmaceuticals, Inc.(b)	34,742
16,587	Catabasis Pharmaceuticals, Inc.(b)	10,665
2,782	Catalyst Biosciences, Inc.(b)	24,760
24,257	Catalyst Pharmaceuticals, Inc.(b)	72,286
1,199	Catasys, Inc.(b)	11,367
28,549	Celldex Therapeutics, Inc.(b)	8,979
872	Cellectar Biosciences, Inc.(b)	2,163
6,807	CEL-SCI Corp.(b)	21,510
4,417	Celsion Corp.(b)	9,320
7,694	Cerecor, Inc.(b)	31,545
3,474	Cesca Therapeutics, Inc.(b)	990
2,113	Champions Oncology, Inc.(b)	26,159
6,304	Checkpoint Therapeutics, Inc.(b)	16,327
3,034	Chembio Diagnostics, Inc.(b)	24,939
4,098	Chiasma, Inc.(b)	15,163
5,143	Cidara Therapeutics, Inc.(b)	20,212
6,615	Clearside BioMedical, Inc.(b)	35,853
1,274	Cleveland BioLabs, Inc.(b)	2,153
2,902	Cocrystal Pharma, Inc.(b)	5,369
1,777	Co-Diagnostics, Inc.(b)(c)	4,300
7,081	Cohbar, Inc.(b)(e)	27,120
6,533	Conatus Pharmaceuticals, Inc.(b)	27,112
5,186	Concert Pharmaceuticals, Inc.(b)	77,375
14,822	ConforMIS, Inc.(b)	12,657
4,416	Constellation Pharmaceuticals, Inc.(b)	27,291
29,157	Corindus Vascular Robotics, Inc.(b)(c)	33,822
6,135	Corium International, Inc.(b)	77,608
4,215	Corvus Pharmaceuticals, Inc.(b)	31,992
6,713	CryoPort, Inc.(b)(c)	74,514
13,566	CTI BioPharma Corp.(b)	23,334
4,109	Cue Biopharma, Inc.(b)	26,051
2,150	Cumberland Pharmaceuticals, Inc.(b)	11,610
6,619	Curis, Inc.(b)	10,789
2,579	Cyclacel Pharmaceuticals, Inc.(b)	3,353
1,614	Cytori Therapeutics, Inc.(b)	554

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
6,655	CytoSorbents Corp.(b)	$66,550
7,939	CytRx Corp.(b)	5,716
1,707	Dare Bioscience, Inc.(b)	1,536
216	Delcath Systems, Inc.(b)(c)	116
12,639	Dextera Surgical, Inc.(b)	353
4,896	Digirad Corp.	6,096
985	Diversicare Healthcare Services, Inc.	6,343
37,898	Durect Corp.(b)	37,898
5,570	Edge Therapeutics, Inc.(b)	4,010
12,087	Egalet Corp.(b)	381
3,716	Eiger BioPharmaceuticals, Inc.(b)	44,518
6,056	Ekso Bionics Holdings, Inc.(b)(c)	11,446
1,774	Electromed, Inc.(b)	11,425
5,932	Eloxx Pharmaceuticals, Inc.(b)	71,362
824	ENDRA Life Sciences, Inc.(b)	4,450
1,244	Entasis Therapeutics Holdings, Inc.(b)	7,601
9,743	Enzo Biochem, Inc.(b)	32,347
9,325	Enzon Pharmaceuticals, Inc.(b)	2,331
1,980	Escalon Medical Corp.(b)	493
3,827	Evoke Pharma, Inc.(b)	9,338
2,257	Evolus, Inc.(b)	33,449
10,323	EyeGate Pharmaceuticals, Inc.(b)	3,200
1,381	Eyenovia, Inc.(b)	5,303
1,276	FC Global Realty, Inc.(b)	242
3,770	Fennec Pharmaceuticals, Inc. (Canada)(b)	27,446
1,813	Fibrocell Science, Inc.(b)	3,834
6,294	Five Star Senior Living, Inc.(b)	4,406
2,361	Flex Pharma, Inc.(b)	1,240
1,564	FONAR Corp.(b)	38,693
8,537	Fortress Biotech, Inc.(b)	7,115
1,570	Fulgent Genetics, Inc.(b)	5,589
10,419	Galectin Therapeutics, Inc.(b)(c)	44,906
2,292	Gemphire Therapeutics, Inc.(b)(c)	2,796
13,366	Genocea Biosciences, Inc.(b)	8,521
1,021	Genprex, Inc.(b)	1,685
1,161	GlobeImmune, Inc.(b)	246
2,934	Great Basin Scientific, Inc.(b)	97
2,717	GTx, Inc.(b)(c)	4,320
1,442	Hancock Jaffe Laboratories, Inc.(b)	2,610
6,190	Harvard Bioscience, Inc.(b)	24,512
5,756	Heat Biologics, Inc.(b)	8,174
3,898	Helius Medical Technologies, Inc.(b)	39,916
12,113	Hemispherx Biopharma, Inc.(b)	2,799
10,256	Histogenics Corp.(b)	7,025
5,780	HTG Molecular Diagnostics, Inc.(b)	22,022
3,861	Icad, Inc.(b)	11,274
5,951	Idera Pharmaceuticals, Inc.(b)	39,693
979	ImmuCell Corp.(b)	7,401
8,344	Immune Design Corp.(b)	12,015
10,992	ImmunoCellular Therapeutics Ltd.(b)	339
5,239	Imprimis Pharmaceuticals, Inc.(b)	22,371
13,299	Infinity Pharmaceuticals, Inc.(b)	26,598
3,216	InfuSystem Holdings, Inc.(b)	9,905
3,820	Innovate Biopharmaceuticals, Inc.(b)(c)	16,082
7,079	Interpace Diagnostics Group, Inc.(b)(c)	9,769
805	Intrexon Corp.(b)(d)	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco Wilshire Micro-Cap ETF (WMCR) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
1,948	IntriCon Corp.(b)	$81,582
1,196	iRadimed Corp.(b)	29,852
2,744	IRIDEX Corp.(b)	14,241
16,757	IsoRay, Inc.(b)	7,775
11,135	Jaguar Health, Inc.(b)(c)	4,810
3,040	Joint Corp. (The)(b)	22,952
2,907	KalVista Pharmaceuticals, Inc.(b)	54,942
5,489	KemPharm, Inc.(b)	11,856
600	Kewaunee Scientific Corp.	17,160
3,662	Kezar Life Sciences, Inc.(b)(c)	90,561
6,811	Kindred Biosciences, Inc.(b)	99,032
1,728	Krystal Biotech, Inc.(b)	35,614
1,698	Leap Therapeutics, Inc.(b)	7,658
3,034	Liquidia Technologies, Inc.(b)(c)	49,697
2,068	MabVax Therapeutics Holdings, Inc.(b)	765
32,363	MannKind Corp.(b)(c)	59,224
7,867	Marinus Pharmaceuticals, Inc.(b)	36,818
10,378	Marker Therapeutics, Inc.(b)(c)	93,610
10,860	Mateon Therapeutics, Inc.(b)	1,772
21,890	Matinas Biopharma Holdings, Inc.(b)	15,975
1,680	Medical Transcription Billing Corp.(b)	8,484
9,822	MediciNova, Inc.(b)	95,863
14,684	MEI Pharma, Inc.(b)	49,045
1,218	MeiraGTx Holdings PLC(b)(c)	16,272
3,149	Merrimack Pharmaceuticals, Inc.(b)	12,250
3,169	Mersana Therapeutics, Inc.(b)	19,806
423	Microbot Medical, Inc.(b)	1,950
544	Micron Solutions, Inc.(b)	1,888
4,721	Miragen Therapeutics, Inc.(b)	20,395
1,802	Misonix, Inc.(b)	29,913
4,849	Molecular Templates, Inc.(b)	20,754
5,008	Moleculin Biotech, Inc.(b)	5,208
2,519	Motus GI Holdings, Inc. (Israel)(b)	10,051
4,493	Mustang Bio, Inc.(b)	17,882
2,961	Myomo, Inc.(b)(c)	5,004
5,412	NanoString Technologies, Inc.(b)	83,399
37,383	Navidea Biopharmaceuticals, Inc.(b)	8,407
3,311	Neon Therapeutics, Inc.(b)	19,402
6,388	Neos Therapeutics, Inc.(b)	19,994
3,273	Neuralstem, Inc.(b)	1,911
1,929	NeuroMetrix, Inc.(b)	2,218
1,847	Neurotrope, Inc.(b)	13,040
6,167	NewLink Genetics Corp.(b)	11,656
101,001	Northwest Biotherapeutics, Inc.(b)	20,200
1,389	NovaBay Pharmaceuticals, Inc.(b)	1,931
4,861	Novan, Inc.(b)	12,055
1,609	Novus Therapeutics, Inc.(b)	5,406
4,206	Nuvectra Corp.(b)	84,162
2,222	Obalon Therapeutics, Inc.(b)(c)	4,500
4,894	Oncobiologics, Inc.(b)	4,845
4,744	Oncocyte Corp.(b)	8,539
5,845	OncoMed Pharmaceuticals, Inc.(b)	9,586
1,382	Onconova Therapeutics, Inc.(b)	7,269
12,726	OncoSec Medical, Inc.(b)(c)	21,761
1,282	OpGen, Inc.(b)	1,564
7,634	Ophthotech Corp.(b)	17,253

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
748	Opiant Pharmaceuticals, Inc.(b)	$13,569
6,603	Oragenics, Inc.(b)(c)	6,603
3,599	Oramed Pharmaceuticals, Inc. (Israel)(b)	15,188
4,655	Orexigen Therapeutics, Inc.(b)	33
2,692	Orgenesis, Inc.(b)	15,856
1,687	Orthopediatrics Corp.(b)	58,590
6,075	Otonomy, Inc.(b)	14,155
7,749	OvaScience, Inc.(b)	5,502
2,901	Ovid Therapeutics, Inc.(b)	14,882
3,525	Pain Therapeutics, Inc.(b)(c)	4,159
50,200	Palatin Technologies, Inc.(b)	45,170
4,865	PAVmed, Inc.(b)	5,546
2,995	Pernix Therapeutics Holdings, Inc.(b)(c)	2,246
5,553	Pfenex, Inc.(b)	22,045
1,379	PhaseRx, Inc.(b)	8
11,296	Pieris Pharmaceuticals, Inc.(b)	46,540
2,062	PLx Pharma, Inc.(b)	7,444
2,705	PolarityTE, Inc.(b)(c)	41,224
2,462	PositiveID Corp.(b)	1
5,338	Precipio, Inc.(b)	1,441
3,432	Precision Therapeutics, Inc.(b)	2,910
365	Pressure BioSciences, Inc.(b)	1,131
805	Pro-Dex, Inc.(b)	7,084
2,218	ProPhase Labs, Inc.	6,654
3,477	Protagonist Therapeutics, Inc.(b)	27,781
36,878	Protalix BioTherapeutics, Inc.(b)	18,070
2,086	Proteon Therapeutics, Inc.(b)	3,338
6,028	Proteostasis Therapeutics, Inc.(b)	37,434
7,065	Provention Bio, Inc.(b)	21,548
1,206	Psychemedics Corp.	21,105
9,737	Pulmatrix, Inc.(b)	3,646
2,479	Pulse Biosciences, Inc.(b)(c)	31,756
2,035	Quanterix Corp.(b)	35,633
4,964	Quorum Health Corp.(b)	19,757
971	RA Medical Systems, Inc.(b)	10,390
3,300	Ra Pharmaceuticals, Inc.(b)	47,256
10,666	RadNet, Inc.(b)	157,857
4,898	Recro Pharma, Inc.(b)	31,641
17,879	RegeneRx Biopharmaceuticals, Inc.(b)	3,039
1,504	Regulus Therapeutics, Inc.(b)	2,662
768,466	Rennova Health, Inc.(b)	154
5,008	ReShape Lifesciences, Inc.(b)	96
6,191	Restoration Robotics, Inc.(b)	11,701
3,340	Retractable Technologies, Inc.(b)	2,305
7,902	Rexahn Pharmaceuticals, Inc.(b)	9,087
1,933	Riot Blockchain, Inc.(b)	4,562
1,106	Ritter Pharmaceuticals, Inc.(b)	1,272
6,638	Savara, Inc.(b)	59,742
2,496	scPharmaceuticals, Inc.(b)	10,683
11,700	SCYNEXIS, Inc.(b)	11,700
3,536	SeaSpine Holdings Corp.(b)	60,713
8,252	Second Sight Medical Products, Inc.(b)	13,038
4,626	Selecta Biosciences, Inc.(b)	23,778
4,226	SELLAS Life Sciences Group, Inc.(b)	5,156
6,001	Senestech, Inc.(b)	4,741
22,780	Senseonics Holdings, Inc.(b)(c)	84,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco Wilshire Micro-Cap ETF (WMCR) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
2,690	Sensus Healthcare, Inc.(b)	$16,073
18,016	Sesen Bio, Inc.(b)	26,664
5,767	Sientra, Inc.(b)	118,743
15,172	Sierra Oncology, Inc. (Canada)(b)	25,944
12,856	SIGA Technologies, Inc.(b)	62,094
2,939	Simulations Plus, Inc.	59,397
4,506	Soleno Therapeutics, Inc.(b)	9,418
1,394	Sonoma Pharmaceuticals, Inc.(b)	1,478
7,182	Sophiris Bio, Inc. (Canada)(b)	14,077
3,741	Sorrento Tech, Inc.(b)(d)	0
2,894	Spero Therapeutics, Inc.(b)	23,210
3,826	Spring Bank Pharmaceuticals, Inc.(b)(c)	38,451
6,321	Stemline Therapeutics, Inc.(b)	94,689
11,601	Stereotaxis, Inc.(b)	13,689
6,979	Strata Skin Sciences, Inc.(b)	19,332
3,877	Streamline Health Solutions, Inc.(b)	3,567
9,798	Strongbridge Biopharma PLC(b)	62,707
7,894	Sunesis Pharmaceuticals, Inc.(b)	11,052
1,148	SunLink Health Systems, Inc.(b)	1,355
1,410	Sutro Biopharma, Inc.(b)	16,751
4,882	Syndax Pharmaceuticals, Inc.(b)	23,482
4,114	Synlogic, Inc.(b)	32,542
867	Synthetic Biologics, Inc.(b)	728
7,189	T2 Biosystems, Inc.(b)	37,742
2,864	Taxus Cardium Pharmaceuticals Group, Inc.(b)	193
8,128	Teligent, Inc.(b)(c)	26,091
4,169	TetraLogic Pharmaceuticals Corp.(b)	46
1,799	Tobira Therapeutics, Inc.(b)(d)	24,718
4,717	Tocagen, Inc.(b)	49,340
2,437	Tonix Pharmaceuticals Holding Corp.(b)	1,755
6,219	Tracon Pharmaceuticals, Inc.(b)	8,707
15,855	Trevena, Inc.(b)	14,491
4,130	Trovagene, Inc.(b)	2,870
8,313	Tyme Technologies, Inc.(b)	18,621
1,425	Unum Therapeutics, Inc.(b)	10,659
2,489	Urovant Sciences Ltd. (United Kingdom)(b)	25,014
669	Utah Medical Products, Inc.	58,323
837	Vaccinex, Inc.(b)	5,022
5,030	Valeritas Holdings, Inc.(b)	5,935
1,094	Vaxart, Inc.(b)	3,205
5,890	Veracyte, Inc.(b)	87,466
17,155	Verastem, Inc.(b)(c)	86,976
9,956	Vericel Corp.(b)	111,009
10,467	Vermillion, Inc.(b)	5,386
4,506	Vical, Inc.(b)	5,497
14,461	Viking Therapeutics, Inc.(b)(c)	196,670
7,272	Vital Therapies, Inc.(b)	2,232
6,426	Viveve Medical, Inc.(b)	19,471
2,639	VIVUS, Inc.(b)	9,157
1,805	vTv Therapeutics, Inc., Class A(b)	4,729
180	Windtree Therapeutics, Inc.(b)	540
4,407	XBiotech, Inc.(b)	17,187
1,466	Xeris Pharmaceuticals, Inc.(b)	32,135
1,962	XOMA Corp.(b)(c)	24,152
3,173	Xtant Medical Holdings, Inc.(b)	10,122
1,729	Yield10 Bioscience, Inc.(b)	2,438

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
7,236	Zafgen, Inc.(b)	$70,262
9,256	Zomedica Pharmaceuticals Corp.(b)	15,920
2,405	Zosano Pharma Corp.(b)	8,153
3,973	Zynerba Pharmaceuticals, Inc.(b)	20,898

		7,251,790

	Industrials—8.5%
695	Acme United Corp.	12,065
201	AeroCentury Corp.(b)	2,892
3,483	Air Industries Group(b)	4,180
251	Air T, Inc.(b)	8,788
1,721	Allied Motion Technologies, Inc.	75,139
895	American Electric Technologies, Inc.(b)	544
4,755	American Superconductor Corp.(b)	28,482
748	AMREP Corp.(b)	4,982
33,690	Applied Energetics, Inc.(b)	2,021
8,445	Aqua Metals, Inc.(b)	19,423
9,661	ARC Document Solutions, Inc.(b)	22,027
6,184	Arotech Corp.(b)	17,068
650	Art’s-Way Manufacturing Co., Inc.(b)	1,388
830	Astrotech Corp.(b)	2,457
1,210	ASV Holdings, Inc.(b)	3,896
499	Avalon Holdings Corp., Class A(b)	1,572
22,762	Axion Power International, Inc.(b)	34
1,677	BioHiTech Global, Inc.(b)	4,997
2,173	BlueLinx Holdings, Inc.(b)(c)	51,174
3,535	Broadwind Energy, Inc.(b)	6,504
15,976	Capstone Turbine Corp.(b)	12,822
6,516	CECO Environmental Corp.(b)	48,479
6,466	Celadon Group, Inc.(b)	14,936
1,813	Cemtrex, Inc.(b)	2,139
1,890	Cenveo, Inc.(b)(d)	0
1,825	Charah Solutions, Inc.(b)	13,706
183	Chicago Rivet & Machine Co.	6,120
1,113	Command Security Corp.(b)	3,105
7,187	Commercial Vehicle Group, Inc.(b)	48,081
116	Continental Materials Corp.(b)	1,752
2,876	Covenant Transportation Group, Inc., Class A(b)	71,986
2,518	CPI Aerostructures, Inc.(b)	17,122
2,629	DLH Holdings Corp.(b)	14,052
2,668	DMC Global, Inc.	102,851
3,630	Document Security Systems, Inc.(b)	3,812
15,669	DPW Holdings, Inc.(b)	3,996
10,906	Eagle Bulk Shipping, Inc.(b)	54,421
1,388	Eastern Co. (The)	39,280
633	Ecology and Environment, Inc., Class A	8,197
4,654	Energous Corp.(b)(c)	37,418
2,629	Energy Focus, Inc.(b)	3,391
15,908	Enphase Energy, Inc.(b)(c)	72,222
10,538	EnSync, Inc.(b)	2,345
830	EnviroStar, Inc.	34,487
539	Espey Manufacturing & Electronics Corp.	15,092
2,115	ExOne Co. (The)(b)	13,959
2,354	Franklin Covey Co.(b)	52,588
1,108	FTE Networks, Inc.(b)	9,640
4,151	Fuel Tech, Inc.(b)	4,981
22,011	FuelCell Energy, Inc.(b)(c)	18,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco Wilshire Micro-Cap ETF (WMCR) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
2,142	GEE Group, Inc.(b)	$4,734
2,272	Gencor Industries, Inc.(b)	25,855
5,304	Goldfield Corp. (The)(b)	19,625
9,457	HC2 Holdings, Inc.(b)	49,176
3,786	Heritage-Crystal Clean, Inc.(b)	87,040
3,537	Houston Wire & Cable Co.(b)	22,106
6,714	Hudson Global, Inc.(b)	10,474
7,878	Hudson Technologies, Inc.(b)	6,529
1,504	Hurco Cos., Inc.	61,273
3,339	Ideal Power, Inc.(b)	1,686
5,277	IES Holdings, Inc.(b)	93,614
1,209	Industrial Services of America, Inc.(b)	2,478
4,672	Infrastructure and Energy Alternatives, Inc.(b)	46,720
2,640	Innovative Solutions & Support, Inc.(b)	6,389
5,637	Intersections, Inc.(b)(c)	19,955
492	Jewett-Cameron Trading Co. Ltd.(b)	4,502
1,043	Lawson Products, Inc.(b)	34,482
1,020	Limbach Holdings, Inc.(b)	9,680
1,251	LS Starrett Co. (The), Class A	6,780
5,667	LSI Industries, Inc.	24,481
3,855	Manitex International, Inc.(b)	32,922
770	Mastech Digital, Inc.(b)	5,044
1,615	Mesa Air Group, Inc.(b)	23,337
2,380	Miller Industries, Inc.	57,525
692	Novume Solutions, Inc.(b)	547
4,811	Ocean Power Technologies, Inc.(b)	2,428
1,812	Odyssey Marine Exploration, Inc.(b)(c)	12,847
5,839	Orion Energy Systems, Inc.(b)	4,730
542	P.A.M. Transportation Services, Inc.(b)	31,772
522	Patriot Transportation Holding, Inc.(b)	10,440
6,260	Performant Financial Corp.(b)	13,021
2,395	Perma-Fix Environmental Services(b)	9,029
1,577	Perma-Pipe International Holdings, Inc.(b)	14,430
959	Polar Power, Inc.(b)	5,457
1,901	Power Solutions International, Inc.(b)	22,812
489	Preformed Line Products Co.	30,905
1,639	Quest Resource Holding Corp.(b)	3,737
1,944	RCM Technologies, Inc.	8,223
26,177	Real Goods Solar, Inc., Class A(b)	8,913
1,186	Red Violet, Inc.(b)	6,986
2,257	Revolution Lighting Technologies, Inc.(b)	3,476
5,898	Roadrunner Transportation Systems, Inc.(b)	2,710
1,247	root9B Holdings, Inc.(b)	100
726	SG Blocks, Inc.(b)	3,064
941	ShiftPixy, Inc.(b)	3,152
642	SIFCO Industries, Inc.(b)	3,169
2,348	Sino-Global Shipping America Ltd.(b)	3,405
7,630	Spartan Motors, Inc.	51,350
2,448	Sparton Corp.(b)	30,306
1,809	Spherix, Inc.(b)	1,538
6,264	Sterling Construction Co., Inc.(b)	71,159
6,064	Sunworks, Inc.(b)	2,312
749	Taylor Devices, Inc.(b)	8,763
2,929	Tecogen, Inc.(b)	10,398
3,532	Ultralife Corp.(b)	23,912
1,738	USA Truck, Inc.(b)	34,186

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
2,943	Virco Manufacturing Corp.	$12,537
1,981	VirTra, Inc.(b)	9,251
1,246	VSE Corp.	39,075
840	Wilhelmina International, Inc.(b)	5,023
2,523	Willdan Group, Inc.(b)	76,195
4,041	Williams Industrial Services Group, Inc.(b)	7,072
886	Willis Lease Finance Corp.(b)	30,673
701	WSI Industries, Inc.	4,900

		2,281,629

	Information Technology—10.5%
527	ACM Research, Inc., Class A(b)	5,033
1,270	ADDvantage Technologies Group, Inc.(b)	1,702
6,624	Adesto Technologies Corp.(b)	26,430
5,464	Aehr Test Systems(b)	10,491
9,913	Aerohive Networks, Inc.(b)	37,967
2,081	Airgain, Inc.(b)	26,699
4,240	Akoustis Technologies, Inc.(b)	17,257
6,370	Amber Road, Inc.(b)	56,693
4,461	American Software, Inc., Class A	51,346
3,170	Amtech Systems, Inc.(b)	14,867
15,658	Andrea Electronics Corp.(b)	1,086
7,031	Applied DNA Sciences, Inc.(b)	7,734
4,979	Ascent Solar Technologies, Inc.(b)	138
1,570	Astronova, Inc.	30,332
3,523	Asure Software, Inc.(b)	39,246
3,554	Atomera, Inc.(b)	14,571
1,092	Aviat Networks, Inc.(b)	16,172
3,544	Aware, Inc.(b)	13,574
8,555	AXT, Inc.(b)	56,377
2,408	BK Technologies, Inc.	9,704
3,612	Black Box Corp.(b)	3,106
1,290	Boxlight Corp., Class A(b)	2,322
834	Bridgeline Digital, Inc.(b)	329
629	Broadvision, Inc.(b)	1,101
3,192	BSQUARE Corp.(b)	7,342
1,417	CCUR Holdings, Inc.	5,399
2,856	Clearfield, Inc.(b)	34,329
1,110	ClearOne, Inc.	1,831
5,349	ClearSign Combustion Corp.(b)	7,703
19,694	CMTSU Liquidation, Inc.(b)	31
690	Coda Octopus Group, Inc.(b)	4,195
1,822	Communications Systems, Inc.	5,284
2,989	Computer Task Group, Inc.(b)	14,138
1,197	CPI Card Group, Inc.(b)	3,519
740	CSP, Inc.	9,250
7,163	CUI Global, Inc.(b)	12,177
1,418	CVD Equipment Corp.(b)	7,161
1,752	CyberOptics Corp.(b)	37,037
1,516	DASAN Zhone Solutions, Inc.(b)	19,708
2,125	Data I/O Corp.(b)	10,604
3,010	Datawatch Corp.(b)	28,083
2,773	Determine, Inc.(b)	1,206
2,631	Digimarc Corp.(b)(c)	66,117
2,149	Digital Ally, Inc.(b)	5,974
7,392	Eastman Kodak Co.(b)(c)	18,036
2,926	Edgewater Technology, Inc.(b)	13,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco Wilshire Micro-Cap ETF (WMCR) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
4,718	eGain Corp.(b)	$35,243
8,645	eMagin Corp.(b)	10,979
5,748	EMCORE Corp.(b)	28,338
2,264	Everspin Technologies, Inc.(b)	15,916
2,051	Evolving Systems, Inc.(b)	3,835
9,344	FalconStor Software, Inc.(b)	719
1,666	Frequency Electronics, Inc.(b)	18,493
14,060	Fusion Connect, Inc.(b)(c)	35,009
2,189	Giga-tronics, Inc.(b)	529
686	GlassBridge Enterprises, Inc.(b)	356
3,536	GlobalSCAPE, Inc.	14,179
3,831	GSE Systems, Inc.(b)	11,838
3,738	GSI Technology, Inc.(b)	22,092
1,636	I3 Verticals, Inc., Class A(b)	35,158
3,655	ID Systems, Inc.(b)	22,862
3,630	Identiv, Inc.(b)	21,217
2,325	IEC Electronics Corp.(b)	12,276
944	Image Sensing Systems, Inc.(b)	5,268
7,198	Immersion Corp.(b)	72,052
8,064	Information Services Group, Inc.(b)	33,143
5,328	Innodata, Inc.(b)	7,512
15,459	Inpixon(b)	2,937
8,650	Inseego Corp.(b)	30,534
2,991	Intellicheck, Inc.(b)	7,418
1,257	Intelligent Systems Corp.(b)	12,583
7,496	Intermolecular, Inc.(b)	7,121
2,291	inTEST Corp.(b)	16,839
5,283	Intevac, Inc.(b)	25,358
6,394	Inuvo, Inc.(b)	2,608
4,579	Inventergy Global, Inc.(b)	87
1,979	iPass, Inc.(b)	3,285
713	Issuer Direct Corp.	10,481
6,618	Iteris, Inc.(b)	28,590
2,296	Key Tronic Corp.(b)	16,830
3,297	KVH Industries, Inc.(b)	40,718
3,783	Lantronix, Inc.(b)	14,338
5,827	LightPath Technologies, Inc., Class A(b)	10,605
8,197	LRAD Corp.(b)	24,181
6,439	Luna Innovations, Inc.(b)	20,991
2,522	MAM Software Group, Inc. (United Kingdom)(b)	18,915
905	Marin Software, Inc.(b)	2,172
10,583	Maxwell Technologies, Inc.(b)(c)	31,114
23,163	Microvision, Inc.(b)(c)	25,016
8,936	Mitek Systems, Inc.(b)	81,943
6,066	Model N, Inc.(b)	93,174
2,142	MoSys, Inc.(b)	542
2,748	Napco Security Technologies, Inc.(b)	38,664
780	NET Element, Inc.(b)(c)	3,565
32,166	NetList, Inc.(b)	9,441
2,704	NetSol Technologies, Inc.(b)	25,336
603	NVE Corp.	51,074
5,878	NXT-ID, Inc.(b)(c)	6,466
1,572	One Stop Systems, Inc.(b)	3,883
1,647	Optical Cable Corp.(b)	7,823
2,860	Par Technology Corp.(b)	50,622
6,335	ParkerVision, Inc.(b)	1,900

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
2,200	PCM, Inc.(b)	$41,514
4,000	PC-Tel, Inc.	17,680
2,183	Perceptron, Inc.(b)	17,355
3,580	PFSweb, Inc.(b)	25,382
8,134	Pixelworks, Inc.(b)	34,000
5,443	PRGX Global, Inc.(b)	46,701
8,706	Quantum Corp.(b)	20,024
22,322	QuickLogic Corp.(b)	18,974
2,372	Qumu Corp.(b)	5,503
9,266	Radisys Corp.(b)	14,177
3,588	RealNetworks, Inc.(b)	7,571
5,555	Research Frontiers, Inc.(b)	7,777
6,312	Resonant, Inc.(b)(c)	22,976
1,931	RF Industries Ltd.	14,985
2,370	Richardson Electronics Ltd.	18,107
11,872	Rubicon Project, Inc. (The)(b)	40,484
558	Rubicon Technology, Inc.(b)	4,297
8,030	SeaChange International, Inc.(b)	13,089
1,496	SharpSpring, Inc.(b)	17,937
1,582	ShotSpotter, Inc.(b)	61,192
8,936	Sigma Designs, Inc.	1,440
969	SigmaTron International, Inc.(b)	4,118
5,060	Smith Micro Software, Inc.(b)	12,093
1,172	Socket Mobile, Inc.(b)	2,016
837	Sonic Foundry, Inc.(b)	1,197
3,344	StarTek, Inc.(b)	19,094
10,581	Steel Connect, Inc.(b)	21,691
1,668	Summit Wireless Technologies, Inc.(b)	8,540
787	Superconductor Technologies, Inc.(b)(c)	1,385
4,259	Support.com, Inc.(b)	11,542
7,176	Synacor, Inc.(b)	12,917
7,617	Telaria, Inc.(b)	22,318
1,468	TESSCO Technologies, Inc.	17,741
3,963	Tintri, Inc.(b)	80
1,836	TransAct Technologies, Inc.	26,989
412	Universal Security Instruments, Inc.(b)	478
3,950	Upland Software, Inc.(b)	124,583
4,055	UTStarcom Holdings Corp (Hong Kong)(b)	13,990
3,739	Veritone, Inc.(b)	25,799
870	Wayside Technology Group, Inc.	11,075
2,448	Westell Technologies, Inc., Class A(b)	6,487
20,676	WidePoint Corp.(b)	10,752
4,804	Wireless Telecom Group, Inc.(b)	8,071
4,234	xG Technology, Inc.(b)	1,859
12,536	Zix Corp.(b)	84,493

		2,791,648

	Materials—2.1%
5,005	Advanced Emissions Solutions, Inc.	49,549
2,823	Ampco-Pittsburgh Corp.(b)	10,473
1,854	Core Molding Technologies, Inc.	12,626
12,332	Flotek Industries, Inc.(b)	22,321
1,760	Friedman Industries, Inc.	15,488
19,920	General Moly, Inc.(b)	3,932
13,497	Golden Minerals Co.(b)	3,212
21,209	Intrepid Potash, Inc.(b)	83,776
16,157	MagneGas Applied Technology Solutions, Inc.(b)	3,991

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco Wilshire Micro-Cap ETF (WMCR) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
25,871	Marrone Bio Innovations, Inc.(b)	$38,806
4,881	Nanophase Technologies Corp.(b)	4,051
915	Northern Technologies International Corp.	29,600
3,824	Paramount Gold Nevada Corp.(b)	4,092
13,389	Rare Element Resources Ltd.(b)	1,272
11,530	Senomyx, Inc.(b)	17,295
50,853	Silver Bull Resources, Inc.(b)	5,294
13,610	Solitario Zinc Corp.(b)	4,219
1,950	Synalloy Corp.	36,056
7,418	Timberline Resources Corp.(b)	631
5,302	Trecora Resources(b)	57,262
1,520	UFP Technologies, Inc.(b)	52,470
529	United States Lime & Minerals, Inc.	39,680
2,163	Universal Stainless & Alloy Products, Inc.(b)	42,481
13,533	US Antimony Corp.(b)	9,338
4,549	US Gold Corp.(b)	4,731
19,500	Vista Gold Corp.(b)	10,731

		563,377

	Real Estate—3.8%
602	American Realty Investors, Inc.(b)(c)	9,132
5,536	Bluerock Residential Growth REIT, Inc. REIT	52,426
2,419	BRT Apartments Corp. REIT	28,133
3,280	Clipper Realty, Inc. REIT	44,083
3,669	Community Healthcare Trust, Inc. REIT	109,043
651	Condor Hospitality Trust, Inc. REIT	6,927
1,299	Consolidated-Tomoka Land Co.	75,238
2,614	CorEnergy Infrastructure Trust, Inc. REIT	94,444
7,689	Farmland Partners, Inc. REIT(c)	52,670
3,388	Gladstone Land Corp. REIT	42,384
4,737	Global Medical REIT, Inc. REIT	43,391
1,189	Griffin Industrial Realty, Inc.	41,758
210	Income Opportunity Realty Investors, Inc. REIT(b)	2,436
2,336	Innovative Industrial Properties, Inc. REIT	95,753
216	InterGroup Corp. (The)(b)	6,620
4,241	Jernigan Capital, Inc. REIT	82,996
1,831	Maui Land & Pineapple Co., Inc.(b)	20,635
1,135	Plymouth Industrial REIT, Inc. REIT	15,890
340	Power REIT(b)	1,972
2,653	Rafael Holdings, Inc., Class B(b)	21,595
422	RAIT Financial Trust REIT(b)	1,106
847	Reven Housing REIT, Inc. REIT	3,405
3,191	Sotherly Hotels, Inc. REIT	22,241
8,056	UMH Properties, Inc. REIT	115,442
586	Urstadt Biddle Properties, Inc. REIT	9,851
1,519	Wheeler Real Estate Investment Trust, Inc. REIT	5,058

		1,004,629

	Utilities—1.1%
2,070	Artesian Resources Corp., Class A	75,741
5,720	Cadiz, Inc.(b)(c)	63,606
4,829	Genie Energy Ltd., Class B	25,594
2,456	Global Water Resources, Inc.	27,360
5,914	Pure Cycle Corp.(b)	59,672

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
1,868	RGC Resources, Inc.	$53,014

		304,987

	Total Common Stocks & Other Equity Interests (Cost $27,805,596)	26,701,855

	Money Market Fund—0.0%
4,735	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(f) (Cost $4,735)	4,735

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $27,810,331)—99.9%	26,706,590

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.8%
2,073,354	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(f)(g) (Cost $2,073,354)	2,073,354

	Total Investments in Securities (Cost $29,883,685)—107.7%	28,779,944
	Other assets less liabilities—(7.7)%	(2,047,354)

	Net Assets—100.0%	$26,732,590

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2018 represented less than 1% of the Fund’s Net Assets.

(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco Zacks Micro Cap ETF (PZI)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Financials	35.2
Industrials	13.5
Energy	11.6
Consumer Discretionary	10.7
Real Estate	6.9
Information Technology	6.3
Materials	4.8
Health Care	4.6
Communication Services	3.3
Consumer Staples	2.6
Utilities	0.5
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—3.3%
699	ATN International, Inc.	$59,058
1,732	Boston Omaha Corp., Class A(b)	47,942
4,083	Eros International PLC (India)(b)(c)	40,748
4,938	Gannett Co., Inc.	47,899
2,906	Gray Television, Inc.(b)	50,303
3,384	Liberty TripAdvisor Holdings, Inc., Series A(b)	48,797
1,239	Marcus Corp. (The)	48,346
10,269	Meet Group, Inc. (The)(b)	45,286
3,224	New Media Investment Group, Inc.	45,297
1,170	Scholastic Corp.	50,755
3,395	Spok Holdings, Inc.	47,598
5,967	Townsquare Media, Inc., Class A	41,172
3,052	Tribune Publishing Co.(b)	46,055

		619,256

	Consumer Discretionary—10.7%
2,414	Abercrombie & Fitch Co., Class A	47,556
1,611	American Public Education, Inc.(b)	52,728
636	America’s Car-Mart, Inc.(b)	47,636
12,574	Ascena Retail Group, Inc.(b)	48,410
9,052	Barnes & Noble Education, Inc.(b)	51,687
7,022	BBX Capital Corp.	41,079
1,768	Boot Barn Holdings, Inc.(b)	43,634
1,453	Caleres, Inc.	49,693
2,402	Cato Corp. (The), Class A	46,311
1,871	Century Communities, Inc.(b)	39,703
2,013	Chuy’s Holdings, Inc.(b)	49,057
1,750	Citi Trends, Inc.	44,327
4,848	Clarus Corp.	47,510

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,395	Conn’s, Inc.(b)	$38,753
4,470	Container Store Group, Inc. (The)(b)	26,418
4,617	Express, Inc.(b)	40,676
1,939	Fiesta Restaurant Group, Inc.(b)	50,046
2,270	Fossil Group, Inc.(b)	49,282
1,098	Genesco, Inc.(b)	46,983
5,067	Green Brick Partners, Inc.(b)	47,630
729	Group 1 Automotive, Inc.	42,092
2,586	Hibbett Sports, Inc.(b)	45,177
3,834	J. Alexander’s Holdings, Inc.(b)	40,449
2,809	Lands’ End, Inc.(b)	45,815
2,004	M/I Homes, Inc.(b)	48,437
2,340	MarineMax, Inc.(b)	53,258
1,259	Movado Group, Inc.	48,484
13,062	New York & Co., Inc.(b)	51,726
3,694	Party City Holdco, Inc.(b)	38,676
1,697	RCI Hospitality Holdings, Inc.	44,427
4,050	Red Lion Hotels Corp.(b)	44,267
2,449	Regis Corp.(b)	41,241
1,814	Rocky Brands, Inc.	52,098
4,396	Shiloh Industries, Inc.(b)	39,960
1,272	Shoe Carnival, Inc.	51,809
2,483	Sonic Automotive, Inc., Class A	44,992
2,833	Superior Industries International, Inc.	27,848
2,693	Tilly’s, Inc., Class A	47,774
9,252	TravelCenters of America LLC(b)	43,114
3,339	Vera Bradley, Inc.(b)	44,041
3,533	Vince Holding Corp.(b)(c)	48,861

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco Zacks Micro Cap ETF (PZI) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
4,542	Vitamin Shoppe, Inc.(b)	$35,291
1,434	Weyco Group, Inc.	45,372
1,827	Zumiez, Inc.(b)	42,496

		1,976,824

	Consumer Staples—2.6%
1,311	Andersons, Inc. (The)	47,196
1,337	Chefs’ Warehouse, Inc. (The)(b)	44,963
1,483	Ingles Markets, Inc., Class A	48,850
2,983	Natural Grocers by Vitamin Cottage, Inc.(b)	54,052
11,538	Neptune Wellness Solutions, Inc. (Canada)(b)	43,498
1,840	Pyxus International, Inc.(b)(c)	43,682
1,591	Seneca Foods Corp., Class A(b)	50,324
2,775	Simply Good Foods Co. (The)(b)	52,614
1,814	Village Super Market, Inc., Class A	44,697
1,114	Weis Markets, Inc.	51,411

		481,287

	Energy—11.6%
1,216	Adams Resources & Energy, Inc.	49,309
17,092	Baytex Energy Corp. (Canada)(b)	34,868
1,709	Bonanza Creek Energy, Inc.(b)	44,007
4,106	Bristow Group, Inc.(b)	45,207
18,402	Capital Product Partners LP (Greece)	50,789
6,318	CARBO Ceramics, Inc.(b)(c)	30,516
18,469	Clean Energy Fuels Corp.(b)	40,816
7,841	Contango Oil & Gas Co.(b)	39,597
10,751	DHT Holdings, Inc.	54,078
6,456	Dorian LPG Ltd.(b)	51,325
16,160	Energy Fuels, Inc.(b)	54,459
3,989	Era Group, Inc.(b)	45,155
8,924	Frontline Ltd. (Norway)(b)(c)	63,807
2,521	GasLog Ltd. (Monaco)	51,580
2,045	GasLog Partners LP (Monaco)	50,818
2,763	Global Partners LP	55,923
13,627	Gran Tierra Energy, Inc. (Colombia)(b)	41,562
2,841	Green Plains, Inc.	48,411
8,334	Hallador Energy Co.	54,671
5,182	Helix Energy Solutions Group, Inc.(b)	44,151
2,244	Hess Midstream Partners LP	50,445
4,059	Hi-Crush Partners LP(c)	30,564
9,906	HighPoint Resources Corp.(b)	36,850
2,534	International Seaways, Inc.(b)	54,506
2,356	KNOT Offshore Partners LP (United Kingdom)	48,227
5,911	Lonestar Resources US, Inc., Class A(b)	45,456
1,723	Mammoth Energy Services, Inc.	43,006
2,054	Matrix Service Co.(b)	41,758
1,656	Natural Resource Partners LP	55,194
4,184	Navigator Holdings Ltd.(b)	45,773
4,584	NGL Energy Partners LP	43,365
7,112	Noble Corp. PLC(b)	35,702
5,364	North American Construction Group Ltd. (Canada)	57,234
15,466	Overseas Shipholding Group, Inc., Class A(b)	48,563
14,648	Pioneer Energy Services Corp.(b)	43,505
14,045	Precision Drilling Corp. (Canada)(b)	33,848
1,844	Renewable Energy Group, Inc.(b)	57,311

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
1,023	SEACOR Holdings, Inc.(b)	$49,094
2,309	SEACOR Marine Holdings, Inc.(b)	42,208
13,446	Seadrill Partners LLC	45,179
1,737	SilverBow Resources, Inc.(b)	45,614
3,285	Teekay LNG Partners LP (Bermuda)	46,680
11,205	TETRA Technologies, Inc.(b)	33,279
1,614	Tidewater, Inc.(b)	43,336
14,657	TransGlobe Energy Corp. (Canada)	33,858
2,022	Unit Corp.(b)	46,769
3,063	USA Compression Partners LP	44,873

		2,153,246

	Financials—35.2%
2,502	1st Constitution Bancorp	50,590
1,336	ACNB Corp.	53,574
2,715	AG Mortgage Investment Trust, Inc. REIT	46,969
1,163	Allegiance Bancshares, Inc.(b)	45,020
2,396	Ambac Financial Group, Inc.(b)	49,310
9,184	Apollo Investment Corp.	47,481
4,404	Arbor Realty Trust, Inc. REIT(c)	53,200
3,576	Ares Commercial Real Estate Corp. REIT	51,745
2,218	ARMOUR Residential REIT, Inc. REIT	48,308
1,243	Associated Capital Group, Inc., Class A	48,179
5,134	Bancorp, Inc. (The)(b)	53,907
4,050	Bank of Commerce Holdings	48,357
594	Bank of Marin Bancorp	50,484
3,601	BCB Bancorp, Inc.	44,796
2,906	Brookline Bancorp, Inc.	45,043
1,538	BSB Bancorp, Inc.(b)	44,294
2,210	Byline Bancorp, Inc.(b)	48,620
851	C&F Financial Corp.	41,316
2,363	Cannae Holdings, Inc.(b)	43,645
2,632	Capital Southwest Corp.	50,008
1,299	Carolina Financial Corp.	42,984
1,645	CB Financial Services, Inc.	45,616
2,730	Cherry Hill Mortgage Investment Corp. REIT	48,894
2,025	Civista Bancshares, Inc.	46,899
3,151	Cowen, Inc. (b)	46,635
1,807	eHealth, Inc.(b)	62,089
3,147	Ellington Financial LLC	48,401
1,656	Enova International, Inc.(b)	39,164
1,932	Entegra Financial Corp.(b)	43,837
938	Enterprise Financial Services Corp.	40,756
1,246	Equity Bancshares, Inc., Class A(b)	44,968
2,060	Esquire Financial Holdings, Inc.(b)	49,399
3,097	ESSA Bancorp, Inc.	50,017
4,563	Exantas Capital Corp. REIT	51,744
4,825	EZCORP, Inc., Class A(b)	47,960
654	Federal Agricultural Mortgage Corp., Class C	45,675
2,050	FedNat Holding Co.	44,136
3,437	Fidus Investment Corp.	47,190
1,569	Financial Institutions, Inc.	44,795
1,255	First Bancorp/NC	46,297
1,259	First Bancshares, Inc. (The)	45,374
2,151	First Business Financial Services, Inc.	45,020
1,500	First Community Bancshares, Inc.	51,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco Zacks Micro Cap ETF (PZI) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
2,058	First Community Corp.	$44,967
1,648	First Defiance Financial Corp.	44,859
999	First Financial Corp.	45,814
3,036	First Financial Northwest, Inc.	45,874
1,642	First Internet Bancorp	42,314
1,243	First Mid-Illinois Bancshares, Inc.	46,339
3,293	First Northwest Bancorp(b)	48,078
1,254	Franklin Financial Network, Inc.(b)	42,511
919	FS Bancorp, Inc.	41,484
7,640	GAIN Capital Holdings, Inc.(c)	58,370
5,241	Gladstone Capital Corp.	48,636
4,384	Gladstone Investment Corp.(c)	45,813
2,689	Golub Capital BDC, Inc.	49,612
2,626	Granite Point Mortgage Trust, Inc. REIT	48,870
3,721	Great Ajax Corp. REIT	48,522
4,639	Hallmark Financial Services, Inc.(b)	51,678
3,797	Hercules Capital, Inc.	47,576
1,387	Heritage Financial Corp.	45,383
3,285	Heritage Insurance Holdings, Inc.(c)	45,859
1,157	Home Bancorp, Inc.	45,979
1,807	HomeStreet, Inc.(b)	46,946
1,709	HomeTrust Bancshares, Inc.(b)	46,587
1,464	Independence Holding Co.	53,011
1,033	INTL. FCStone, Inc.(b)	46,774
1,924	Investar Holding Corp.	50,197
2,468	KKR Real Estate Finance Trust, Inc. REIT	49,557
3,093	Mackinac Financial Corp.	48,251
4,415	MBIA, Inc.(b)	43,708
1,712	Mid Penn Bancorp, Inc.	45,813
1,531	Midland States Bancorp, Inc.	41,291
3,212	MidSouth Bancorp, Inc.	42,655
1,486	MidWestOne Financial Group, Inc.	42,812
3,686	Monroe Capital Corp.	46,849
2,711	MVB Financial Corp.	49,666
5,171	MVC Capital, Inc.	46,798
156	National Western Life Group, Inc., Class A	42,008
3,707	New Mountain Finance Corp.	49,340
8,042	New York Mortgage Trust, Inc. REIT	49,378
2,363	Newtek Business Services Corp.	45,819
2,216	NMI Holdings, Inc., Class A(b)	46,846
1,195	Northrim Bancorp, Inc.	45,446
1,292	Norwood Financial Corp.	49,096
10,165	Oaktree Specialty Lending Corp.	46,251
5,849	Oaktree Strategic Income Corp.	47,552
1,807	OceanFirst Financial Corp.	45,753
13,062	Ocwen Financial Corp.(b)	45,717
3,112	OFG Bancorp	53,184
4,103	OFS Capital Corp.	44,312
1,556	Old Line Bancshares, Inc.	46,587
7,082	On Deck Capital, Inc.(b)	48,866
1,611	Oppenheimer Holdings, Inc., Class A	49,554
1,782	Opus Bank	33,840
7,102	Oxford Square Capital Corp.	44,601
2,251	Parke Bancorp, Inc.	44,435
2,485	PCSB Financial Corp.	46,519
3,774	Pennantpark Floating Rate Capital Ltd.	48,534

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
6,678	PennantPark Investment Corp.	$47,414
2,513	PennyMac Mortgage Investment Trust REIT	48,526
1,404	Peoples Bancorp, Inc.	48,059
656	Piper Jaffray Cos.	45,513
2,197	Protective Insurance Corp., Class B	50,641
1,892	RBB Bancorp	40,829
2,992	Ready Capital Corp. REIT	45,837
3,112	Redwood Trust, Inc. REIT	51,099
1,739	Regional Management Corp.(b)	50,188
1,907	Reliant Bancorp, Inc.	45,768
1,070	Republic Bancorp, Inc., Class A	48,011
1,126	S&T Bancorp, Inc.	45,164
555	Safety Insurance Group, Inc.	46,220
2,178	Saratoga Investment Corp.	45,542
1,921	SB One Bancorp	46,354
1,696	Seacoast Banking Corp. of Florida(b)	44,622
4,034	Select Bancorp, Inc.(b)	49,699
2,776	Shore Bancshares, Inc.	44,749
1,694	Sierra Bancorp	46,128
2,136	SmartFinancial, Inc.(b)	43,446
2,332	Solar Capital Ltd.	48,039
2,994	Solar Senior Capital Ltd.	48,114
3,032	Southern National Bancorp of Virginia, Inc.	45,814
1,623	State Auto Financial Corp.	51,595
3,630	Stellus Capital Investment Corp.	44,467
2,954	TCG BDC, Inc.	47,264
6,179	THL Credit, Inc.	47,578
7,640	Tiptree, Inc.	45,000
2,490	TPG RE Finance Trust, Inc. REIT	49,352
3,777	TriplePoint Venture Growth BDC Corp.	47,439
1,804	TriState Capital Holdings, Inc.(b)	45,497
1,206	Triumph Bancorp, Inc.(b)	43,247
989	United Fire Group, Inc.	53,238
2,423	United Insurance Holdings Corp.	47,782
4,522	United Security Bancshares	48,476
1,055	Universal Insurance Holdings, Inc.	44,289
1,745	Veritex Holdings, Inc.(b)	41,112
4,779	Western Asset Mortgage Capital Corp. REIT	47,647
3,633	WhiteHorse Finance, Inc.	45,195
430	World Acceptance Corp.(b)	43,641

		6,526,177

	Health Care—4.6%
8,403	Adverum Biotechnologies, Inc.(b)	35,292
5,653	Aeglea BioTherapeutics, Inc.(b)	48,785
1,587	Albireo Pharma, Inc.(b)	42,389
2,454	AMAG Pharmaceuticals, Inc.(b)	52,761
2,149	AngioDynamics, Inc.(b)	43,904
12,298	CRH Medical Corp. (Canada)(b)	38,493
1,263	Deciphera Pharmaceuticals, Inc.(b)	25,500
3,867	Galmed Pharmaceuticals Ltd. (Israel)(b)	34,610
10,084	Harvard Bioscience, Inc.(b)	39,933
3,728	Kindred Biosciences, Inc.(b)	54,205
1,704	Luminex Corp.	49,024
675	National HealthCare Corp.	53,683
2,790	ObsEva SA (Switzerland)(b)	43,831

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco Zacks Micro Cap ETF (PZI) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
3,209	SeaSpine Holdings Corp.(b)	$55,098
24,125	Sesen Bio, Inc.(b)	35,705
11,864	Sorrento Therapeutics, Inc.(b)(c)	37,846
3,263	Surgery Partners, Inc.(b)	44,344
2,404	Triple-S Management Corp., Class B(b)	41,253
2,614	Viking Therapeutics, Inc.(b)(c)	35,550
3,218	Zymeworks, Inc. (Canada)(b)	41,094

		853,300

	Industrials—13.5%
1,123	AAR Corp.	53,432
3,680	Ameresco, Inc., Class A(b)	60,242
1,073	American Railcar Industries, Inc.	75,013
1,067	ArcBest Corp.	39,607
2,672	Armstrong Flooring, Inc.(b)	41,550
2,123	CBIZ, Inc.(b)	47,088
2,855	China Yuchai International Ltd. (China)	41,141
13,554	Civeo Corp.(b)	38,629
7,350	Costamare, Inc. (Monaco)	38,955
987	CRA International, Inc.	41,602
12,928	Diana Shipping, Inc. (Greece)(b)	49,256
9,407	DryShips, Inc. (Greece)	54,843
1,244	Ducommun, Inc.(b)	46,227
1,248	DXP Enterprises, Inc.(b)	39,661
8,893	Eagle Bulk Shipping, Inc.(b)	44,376
1,524	Echo Global Logistics, Inc.(b)	39,182
997	Encore Wire Corp.	44,067
3,705	Genco Shipping & Trading Ltd.(b)	40,829
3,317	General Finance Corp.(b)	43,121
1,096	Gibraltar Industries, Inc.(b)	39,061
5,347	Golden Ocean Group Ltd. (Norway)	40,691
8,546	Great Lakes Dredge & Dock Corp.(b)	49,652
8,362	HC2 Holdings, Inc.(b)	43,482
1,441	Heidrick & Struggles International, Inc.	49,729
1,124	Hurco Cos., Inc.	45,792
1,009	Huron Consulting Group, Inc.(b)	54,980
686	ICF International, Inc.	50,517
2,088	Kelly Services, Inc., Class A	49,047
5,836	KeyW Holding Corp. (The)(b)	45,696
2,123	Luxfer Holdings PLC (United Kingdom)	48,999
4,934	Manitex International, Inc.(b)	42,136
1,580	MYR Group, Inc.(b)	52,756
2,160	Navigant Consulting, Inc.	46,656
2,483	Northwest Pipe Co.(b)	44,222
6,714	Orion Group Holdings, Inc.(b)	31,690
773	P.A.M. Transportation Services, Inc.(b)	45,313
1,461	Powell Industries, Inc.	42,603
673	Preformed Line Products Co.	42,534
2,992	Resources Connection, Inc.	48,829
18,537	Safe Bulkers, Inc. (Greece)(b)	46,899
7,415	Scorpio Bulkers, Inc.	47,159
6,248	Seaspan Corp. (Hong Kong)(c)	55,857
3,817	Star Bulk Carriers Corp. (Greece)(b)	46,377
4,030	Sunrun, Inc.(b)	49,408
2,356	Team, Inc.(b)	46,884
1,937	Thermon Group Holdings, Inc.(b)	41,801
2,969	Titan Machinery, Inc.(b)	42,308

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
2,017	TrueBlue, Inc.(b)	$47,057
2,189	Twin Disc, Inc.(b)	41,876
2,510	USA Truck, Inc.(b)	49,372
1,337	Veritiv Corp.(b)	44,576
9,604	Vivint Solar, Inc.(b)(c)	49,845
4,563	Wesco Aircraft Holdings, Inc.(b)	46,451
1,456	Willis Lease Finance Corp.(b)	50,407

		2,499,483

	Information Technology—6.3%
8,080	Allot Communications Ltd. (Israel)(b)(c)	51,954
6,225	Calix, Inc.(b)	45,442
6,202	Camtek Ltd. (Israel)	49,430
3,402	Canadian Solar, Inc. (Canada)(b)(c)	48,649
17,327	Ceragon Networks Ltd. (Israel)(b)	57,699
1,485	Comtech Telecommunications Corp.	41,461
3,900	DASAN Zhone Solutions, Inc.(b)	50,700
3,805	Digi International, Inc.(b)	44,138
2,860	Electro Scientific Industries, Inc.(b)	82,940
9,870	EXFO, Inc. (Canada)(b)	27,439
776	FARO Technologies, Inc.(b)	39,219
5,609	Gilat Satellite Networks Ltd. (Israel)(b)	53,398
9,167	Harmonic, Inc.(b)	50,510
3,071	Knowles Corp.(b)	49,689
6,456	NeoPhotonics Corp.(b)	51,648
2,725	OneSpan, Inc.(b)	39,989
1,273	PC Connection, Inc.	42,187
2,696	PCM, Inc.(b)	50,874
1,818	Perficient, Inc.(b)	45,486
5,198	Photronics, Inc.(b)	50,629
3,230	Presidio, Inc.	43,282
3,664	SecureWorks Corp., Class A(b)	60,419
2,167	Stratasys Ltd.(b)	41,303
1,327	Vishay Precision Group, Inc.(b)	43,061

		1,161,546

	Materials—4.8%
13,446	CVR Partners LP(b)	54,322
11,538	Fortuna Silver Mines, Inc. (Canada)(b)	43,729
9,945	Gold Resource Corp.	43,062
5,098	LSB Industries, Inc.(b)	38,745
855	Materion Corp.	48,590
26,678	McEwen Mining, Inc.(c)	52,289
3,028	Mercer International, Inc. (Canada)	46,056
2,470	Olympic Steel, Inc.	46,584
2,557	P.H. Glatfelter Co.	45,770
706	Pope Resources LP	50,994
2,431	Rayonier Advanced Materials, Inc.	30,096
3,654	Resolute Forest Products, Inc.(b)	41,181
19,851	Silvercorp Metals, Inc. (Canada)	43,374
4,332	SunCoke Energy, Inc.(b)	48,518
2,146	Synalloy Corp.	39,680
2,281	Tredegar Corp.	42,427
1,389	UFP Technologies, Inc.(b)	47,948
1,877	Universal Stainless & Alloy Products, Inc.(b)	36,864
1,699	Verso Corp., Class A(b)	47,759

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco Zacks Micro Cap ETF (PZI) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
2,021	Westlake Chemical Partners LP	$46,786

		894,774

	Real Estate—6.9%
1,458	Altisource Portfolio Solutions SA(b)(c)	36,785
3,028	American Realty Investors, Inc.(b)(c)	45,935
3,482	Armada Hoffler Properties, Inc. REIT	52,160
4,317	Braemar Hotels & Resorts, Inc. REIT	45,933
4,230	BRT Apartments Corp. REIT	49,195
2,437	Chatham Lodging Trust REIT	47,521
3,879	Clipper Realty, Inc. REIT	52,134
1,337	CorEnergy Infrastructure Trust, Inc. REIT	48,306
2,611	Easterly Government Properties, Inc. REIT	47,442
2,029	Forestar Group, Inc.(b)	36,522
4,466	Front Yard Residential Corp. REIT	41,400
783	FRP Holdings, Inc.(b)	37,952
5,535	Global Medical REIT, Inc. REIT	50,701
2,479	Global NET Lease, Inc. REIT	50,200
2,188	Hersha Hospitality Trust REIT	38,421
2,411	InfraREIT, Inc. REIT	50,679
1,089	Innovative Industrial Properties, Inc. REIT	44,638
4,506	iStar, Inc. REIT	47,313
2,650	Jernigan Capital, Inc. REIT	51,860
3,918	NorthStar Realty Europe Corp. REIT	52,580
1,813	One Liberty Properties, Inc. REIT	47,011
5,347	Pennsylvania Real Estate Investment Trust REIT(c)	47,856
2,921	Preferred Apartment Communities, Inc., Class A REIT	49,219
3,805	Ramco-Gershenson Properties Trust REIT	50,530
2,293	Tejon Ranch Co.(b)	43,567
2,209	Tier REIT, Inc. REIT	47,869
1,613	Transcontinental Realty Investors, Inc.(b)	54,987

		1,268,716

	Utilities—0.5%
2,847	AquaVenture Holdings Ltd.(b)	47,687
3,489	Consolidated Water Co. Ltd. (Cayman Islands)	42,915

		90,602

	Total Common Stocks & Other Equity Interests (Cost $18,367,911)	18,525,211

	Money Market Fund—0.6%
112,926	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $112,926)	112,926

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $18,480,837)—100.6%	18,638,137

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.8%
711,359	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $711,359)	$711,359

	Total Investments in Securities (Cost $19,192,196)—104.4%	19,349,496
	Other assets less liabilities—(4.4)%	(817,239)

	Net Assets—100.0%	$18,532,257

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco Zacks Mid-Cap ETF (CZA)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Financials	22.2
Real Estate	15.7
Energy	9.5
Utilities	9.3
Health Care	9.0
Industrials	8.6
Materials	7.3
Consumer Staples	7.3
Information Technology	5.9
Consumer Discretionary	5.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Consumer Discretionary—5.2%
17,386	Columbia Sportswear Co.	$1,569,608
125,576	Melco Resorts & Entertainment Ltd. ADR (Hong Kong)	2,088,329
905	NVR, Inc.(b)	2,026,322
72,258	Tapestry, Inc.	3,057,236
95,751	Yum China Holdings, Inc. (China)	3,454,696

		12,196,191

	Consumer Staples—7.3%
120,465	Coca-Cola European Partners PLC (United Kingdom)	5,479,953
36,113	Lamb Weston Holdings, Inc.	2,822,592
55,613	Molson Coors Brewing Co., Class B	3,559,232
91,186	Tyson Foods, Inc., Class A	5,463,865

		17,325,642

	Energy—9.5%
54,589	Andeavor Logistics LP	2,186,835
108,174	Enable Midstream Partners LP	1,597,730
56,904	Magellan Midstream Partners LP	3,509,839
122,410	Pembina Pipeline Corp. (Canada)	3,956,291
30,906	Phillips 66 Partners LP	1,511,612
183,315	Plains All American Pipeline LP	3,990,768
56,052	Shell Midstream Partners LP	1,145,703
110,506	TechnipFMC PLC (United Kingdom)	2,906,308
39,779	Western Gas Partners LP	1,573,657

		22,378,743

	Financials—22.2%
13,867	Affiliated Managers Group, Inc.	1,576,123
22,414	American Financial Group, Inc.	2,242,072

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
49,721	Apollo Global Management LLC, Class A	$1,462,792
101,969	Arch Capital Group Ltd.(b)	2,892,861
105,239	Ares Capital Corp.	1,805,901
45,756	Arthur J. Gallagher & Co.	3,386,402
20,978	Axis Capital Holdings Ltd.	1,170,363
70,330	Brown & Brown, Inc.	1,981,899
68,978	CNA Financial Corp.	2,991,576
19,642	Credicorp Ltd. (Peru)	4,433,396
36,170	East West Bancorp, Inc.	1,896,755
24,767	Essent Group Ltd.(b)	976,315
21,445	Hancock Whitney Corp.	899,832
89,560	Hartford Financial Services Group, Inc. (The)	4,067,815
89,976	Investors Bancorp, Inc.	1,005,932
34,016	OneMain Holdings, Inc.(b)	970,136
71,607	Principal Financial Group, Inc.	3,370,541
53,495	Radian Group, Inc.	1,026,569
10,030	RenaissanceRe Holdings Ltd. (Bermuda)	1,225,265
90,948	Santander Consumer USA Holdings, Inc.	1,705,275
13,944	Signature Bank	1,532,446
13,215	SVB Financial Group(b)	3,134,994
42,124	TCF Financial Corp.	879,549
55,584	Umpqua Holdings Corp.	1,067,213
33,474	Willis Towers Watson PLC	4,792,138

		52,494,160

	Health Care—9.0%
78,889	Agilent Technologies, Inc.	5,111,218
53,625	AmerisourceBergen Corp.	4,719,000
38,229	Bruker Corp.	1,197,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco Zacks Mid-Cap ETF (CZA) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
35,183	Catalent, Inc.(b)	$1,419,282
24,341	Encompass Health Corp.	1,638,149
16,294	Hill-Rom Holdings, Inc.	1,369,999
13,432	ICON PLC(b)	1,854,691
131,543	Mylan NV(b)	4,110,719

		21,420,773

	Industrials—8.6%
58,162	AMETEK, Inc.	3,901,507
12,946	ASGN, Inc.(b)	868,418
14,743	Crane Co.	1,283,231
28,789	Harris Corp.	4,281,212
13,754	Hubbell, Inc.	1,398,782
33,503	KAR Auction Services, Inc.	1,907,661
37,618	Quanta Services, Inc.(b)	1,173,682
38,993	Stanley Black & Decker, Inc.	4,543,464
15,121	Woodward, Inc.	1,113,510

		20,471,467

	Information Technology—5.9%
20,122	CoreLogic, Inc.(b)	817,356
25,779	Dolby Laboratories, Inc., Class A	1,773,853
40,793	Logitech International SA (Switzerland)	1,506,077
15,906	MAXIMUS, Inc.	1,033,413
14,029	MKS Instruments, Inc.	1,033,797
41,371	Perspecta, Inc.	1,013,176
67,702	Sabre Corp.	1,668,854
151,353	Symantec Corp.	2,747,057
63,160	Trimble, Inc.(b)	2,360,921

		13,954,504

	Materials—7.3%
22,121	Avery Dennison Corp.	2,006,817
33,298	Celanese Corp.	3,227,908
77,549	Nucor Corp.	4,584,697
24,098	Packaging Corp. of America	2,212,437
17,805	Reliance Steel & Aluminum Co.	1,405,171
17,163	W.R. Grace & Co.	1,111,991
65,283	WestRock Co.	2,805,210

		17,354,231

	Real Estate—15.7%
38,904	Boston Properties, Inc. REIT	4,698,047
75,745	Brixmor Property Group, Inc. REIT	1,227,069
23,136	Camden Property Trust REIT	2,088,487
43,165	Douglas Emmett, Inc. REIT	1,562,141
90,227	Duke Realty Corp. REIT	2,487,558
22,296	Equity LifeStyle Properties, Inc. REIT	2,111,208
16,537	Essex Property Trust, Inc. REIT	4,147,149
53,234	Gaming and Leisure Properties, Inc. REIT	1,793,454
118,248	HCP, Inc. REIT	3,257,733
26,099	Highwoods Properties, Inc. REIT	1,112,861
39,293	Hudson Pacific Properties, Inc. REIT	1,190,578
37,201	Liberty Property Trust REIT	1,557,606
42,542	Regency Centers Corp. REIT	2,695,461
12,890	Ryman Hospitality Properties, Inc. REIT	1,000,135
60,145	Senior Housing Properties Trust REIT	966,530

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
90,768	Ventas, Inc. REIT	$5,268,175

		37,164,192

	Utilities—9.3%
27,618	Atmos Energy Corp.	2,570,684
78,575	Avangrid, Inc.	3,693,811
85,320	Brookfield Infrastructure Partners LP (Canada)	3,184,142
79,917	Eversource Energy	5,055,549
105,941	Fortis, Inc. (Canada)	3,499,231
49,472	MDU Resources Group, Inc.	1,234,821
50,570	OGE Energy Corp.	1,828,106
22,641	Portland General Electric Co.	1,020,656

		22,087,000

	Total Common Stocks & Other Equity Interests (Cost $244,826,975)	236,846,903

	Money Market Fund—0.1%
347,282	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $347,282)	347,282

	Total Investments in Securities (Cost $245,174,257)—100.1%	237,194,185
	Other assets less liabilities—(0.1)%	(215,535)

	Net Assets—100.0%	$236,978,650

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco Zacks Multi-Asset Income ETF (CVY)

October 31, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Financials	29.9
Energy	14.0
Consumer Discretionary	12.2
Closed-End Funds	10.1
Information Technology	8.0
Real Estate	7.7
Health Care	5.8
Industrials	4.5
Materials	2.8
Utilities	2.7
Communication Services	2.1
Money Market Funds Plus Other Assets Less Liabilities	0.2

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—79.0%
	Communication Services—2.1%
78,993	Interpublic Group of Cos., Inc. (The)	$1,829,478
197,885	Telefonica SA ADR (Spain)	1,624,636
50,197	Tribune Media Co., Class A	1,907,988

		5,362,102

	Consumer Discretionary—12.2%
99,954	Bed Bath & Beyond, Inc.	1,373,368
44,736	Carnival Corp.	2,507,005
12,293	Cracker Barrel Old Country Store, Inc.	1,950,653
275,923	Ford Motor Co.	2,635,065
74,005	General Motors Co.	2,707,843
70,522	H&R Block, Inc.	1,871,654
105,156	Hanesbrands, Inc.	1,804,477
42,701	Harley-Davidson, Inc.	1,632,032
76,002	Macy’s, Inc.	2,606,109
28,780	MDC Holdings, Inc.	808,718
122,973	Newell Brands, Inc.	1,952,811
275,702	Office Depot, Inc.	705,797
17,271	Penske Automotive Group, Inc.	766,487
24,873	PetMed Express, Inc.(b)	694,952
52,065	Starbucks Corp.	3,033,827
21,263	Whirlpool Corp.	2,333,827
41,434	Wyndham Destinations, Inc.	1,486,652

		30,871,277

	Energy—14.0%
120,232	Alliance Resource Partners LP	2,307,252
52,129	Canadian Natural Resources Ltd. (Canada)	1,424,164
27,692	China Petroleum & Chemical Corp., H-Shares ADR (China)	2,233,637

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
36,456	Crestwood Equity Partners LP	$1,228,932
145,556	CVR Refining LP	2,801,953
39,777	DCP Midstream LP	1,431,574
107,029	Enable Midstream Partners LP(b)	1,580,818
251,229	Enbridge Energy Partners LP	2,652,978
37,687	ENI SpA ADR (Italy)	1,331,859
86,774	Genesis Energy LP	1,918,573
478,364	Hi-Crush Partners LP(b)	3,602,081
18,433	Magellan Midstream Partners LP	1,136,947
73,047	NuStar Energy LP	1,730,483
23,064	Phillips 66	2,371,441
25,731	Phillips 66 Partners LP	1,258,503
29,939	Royal Dutch Shell PLC, Class A ADR (Netherlands)	1,891,845
44,389	Suncor Energy, Inc. (Canada)	1,478,598
29,096	TOTAL SA ADR (France)	1,705,026
33,666	Western Gas Partners LP	1,331,827

		35,418,491

	Financials—19.2%
103,502	Arbor Realty Trust, Inc. REIT	1,250,304
46,098	Banco Santander Chile ADR (Chile)	1,358,047
229,225	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR (Mexico)	1,439,533
11,005	Bank of Hawaii Corp.	863,232
11,243	Bank of Montreal (Canada)	840,302
52,993	BB&T Corp.	2,605,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco Zacks Multi-Asset Income ETF (CVY) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
20,478	CNA Financial Corp.	$888,131
21,676	Cohen & Steers, Inc.	832,142
40,416	Federated Investors, Inc., Class B	997,063
46,076	Fidelity National Financial, Inc.	1,541,242
32,614	First American Financial Corp.	1,445,779
55,548	Franklin Resources, Inc.	1,694,214
28,832	Granite Point Mortgage Trust, Inc. REIT	536,564
52,918	Hope Bancorp, Inc.	766,253
113,171	Huntington Bancshares, Inc.	1,621,740
74,519	Invesco Ltd.(c)	1,617,807
32,206	Janus Henderson Group PLC (United Kingdom)	791,301
28,797	Legg Mason, Inc.	812,651
453,209	Lloyds Banking Group PLC ADR (United Kingdom)	1,300,710
49,438	Manulife Financial Corp. (Canada)	777,165
58,841	MetLife, Inc.	2,423,661
192,145	MFA Financial, Inc. REIT	1,331,565
137,205	Navient Corp.	1,588,834
32,733	Principal Financial Group, Inc.	1,540,742
27,514	Prudential Financial, Inc.	2,580,263
80,691	Redwood Trust, Inc. REIT	1,324,946
85,645	Santander Consumer USA Holdings, Inc.	1,605,844
119,786	Starwood Property Trust, Inc. REIT	2,601,752
22,964	Sun Life Financial, Inc. (Canada)	840,482
86,801	Synchrony Financial	2,506,813
86,570	Umpqua Holdings Corp.	1,662,144
51,159	Unum Group	1,855,025
46,760	Wells Fargo & Co.	2,489,035

		48,330,422

	Health Care—5.8%
28,397	AbbVie, Inc.	2,210,706
13,907	Amgen, Inc.	2,681,130
52,858	Cardinal Health, Inc.	2,674,615
36,864	CVS Health Corp.	2,668,585
36,859	Gilead Sciences, Inc.	2,513,047
45,659	GlaxoSmithKline PLC ADR (United Kingdom)	1,783,441

		14,531,524

	Industrials—4.5%
42,495	Aircastle Ltd.	825,678
14,368	Carlisle Cos., Inc.	1,387,805
11,341	Copa Holdings SA, Class A (Panama)	821,429
19,077	Cummins, Inc.	2,607,635
70,947	Johnson Controls International PLC	2,268,175
28,902	Maxar Technologies Ltd.	430,929
23,392	Ryder System, Inc.	1,293,811
63,906	Steelcase, Inc., Class A	1,060,840
24,106	Triton International Ltd. (Bermuda)	775,490

		11,471,792

	Information Technology—8.0%
651,406	AU Optronics Corp. ADR (Taiwan)	2,494,885
12,880	Broadcom, Inc.	2,878,551
49,173	Canon, Inc. ADR (Japan)	1,385,695
164,992	Hewlett Packard Enterprise Co.	2,516,128

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
18,839	International Business Machines Corp.	$2,174,586
23,533	KLA-Tencor Corp.	2,154,211
29,576	Maxim Integrated Products, Inc.	1,479,391
255,288	Nokia Oyj Corp. ADR (Finland)	1,434,719
42,707	Western Digital Corp.	1,839,390
66,618	Xerox Corp.	1,856,644

		20,214,200

	Materials—2.8%
49,593	Braskem SA ADR (Brazil)	1,381,661
45,086	Kronos Worldwide, Inc.	632,556
16,437	Packaging Corp. of America	1,509,081
35,518	Schnitzer Steel Industries, Inc., Class A	955,434
16,519	Sonoco Products Co.	901,607
49,940	Ternium SA ADR (Luxembourg)	1,590,090

		6,970,429

	Real Estate—7.7%
28,260	EPR Properties REIT	1,942,592
46,781	GEO Group, Inc. (The) REIT	1,034,328
25,564	Global NET Lease, Inc. REIT	517,671
28,035	Life Storage, Inc. REIT	2,639,776
59,809	National Retail Properties, Inc. REIT	2,796,071
34,644	National Storage Affiliates Trust REIT	922,570
83,927	Omega Healthcare Investors, Inc. REIT	2,798,965
79,892	Sabra Health Care REIT, Inc. REIT	1,729,662
325,319	Spirit Realty Capital, Inc. REIT	2,543,995
128,917	Uniti Group, Inc. REIT(d)	2,467,471

		19,393,101

	Utilities—2.7%
1,455,089	Cia Energetica de Minas Gerais ADR (Brazil)	4,219,758
16,538	National Fuel Gas Co.	897,848
19,556	NextEra Energy Partners LP	890,385
20,008	Portland General Electric Co.	901,961

		6,909,952

	Total Common Stocks & Other Equity Interests (Cost $218,125,990)	199,473,290

	Closed-End Funds—10.1%
182,989	AllianceBernstein Global High Income Fund, Inc.	2,023,858
79,188	Barings Global Short Duration High Yield Fund	1,394,501
78,049	BlackRock Multi-Sector Income Trust	1,268,296
96,550	Blackstone/GSO Strategic Credit Fund	1,433,767
148,285	DoubleLine Income Solutions Fund	2,781,827
135,781	First Trust Intermediate Duration Preferred & Income Fund	2,779,437
41,019	John Hancock Preferred Income Fund III	737,522
68,093	KKR Income Opportunities Fund	1,073,827
168,989	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,034,213
78,769	Nexpoint Strategic Opportunities Fund	1,701,410
57,344	Nuveen Global High Income Fund	836,076
33,767	Nuveen Preferred & Income Term Fund	741,523

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco Zacks Multi-Asset Income ETF (CVY) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Closed-End Funds (continued)
125,330	PGIM Global Short Duration High Yield Fund, Inc.	$1,664,382
84,158	PGIM Short Duration High Yield Fund, Inc.	1,136,133
74,179	Pioneer High Income Trust	648,324
115,417	Templeton Emerging Markets Income Fund	1,114,928
106,825	Wells Fargo Income Opportunities Fund	800,119
88,233	Western Asset Global High Income Fund, Inc.	764,098
165,333	Western Asset High Income Fund II, Inc.	1,005,225
43,505	Western Asset High Yield Defined Opportunity Fund, Inc.	608,635

	Total Closed-End Funds (Cost $27,264,257)	25,548,101

	Preferred Stocks—10.7%
	Financials—10.7%
79,279	Bank of America Corp., 6.00%, Series EE	2,012,101
77,191	Bank of America Corp., 6.50%, Series Y(b)	1,985,352
97,832	Bank of America Corp., 6.63%, Series W	2,525,044
109,210	Citigroup, Inc., 6.88%, Series K	2,984,709
79,814	JPMorgan Chase & Co., 6.13%, Series Y	2,014,505
94,087	JPMorgan Chase & Co., 6.15%, Series BB	2,381,342
78,473	Morgan Stanley, 5.85%, Series K	1,977,520
78,176	Morgan Stanley, 6.38%, Series I	2,046,648
70,709	Morgan Stanley, 7.13%, Series E	1,928,234
77,655	U.S. Bancorp, 6.50%, Series F	2,097,462
71,206	Wells Fargo & Co., 6.63%, Series R	1,958,877
2,332	Wells Fargo & Co., 7.50%, Series L	2,966,281

	Total Preferred Stocks (Cost $27,398,975)	26,878,075

	Money Market Fund—0.1%
344,680	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(e) (Cost $344,680)	344,680

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $273,133,902)-99.9%	252,244,146

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.0%
5,018,915	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(e)(f) (Cost $5,018,915)	5,018,915

	Total Investments in Securities (Cost $278,152,817)—101.9%	257,263,061
	Other assets less liabilities—(1.9)%	(4,820,352)

	Net Assets—100.0%	$252,442,709

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2018.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)	Non-income producing security.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

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75

Statements of Assets and Liabilities

October 31, 2018

(Unaudited)

	Invesco Dynamic Large Cap Growth ETF (PWB)	Invesco Dynamic Large Cap Value ETF (PWV)	Invesco Russell 2000 Equal Weight ETF (EQWS)	Invesco Russell 2000 Pure Growth ETF (PXSG)	Invesco Russell 2000 Pure Value ETF (PXSV)
Assets:
Unaffiliated investments in securities, at value(a)	$626,637,034	$1,286,144,073	$21,105,171	$76,389,840	$68,011,155
Affiliated investments in securities, at value	396,314	317,485	209,362	6,343,546	3,544,096
Cash	—	—	—	—	—
Foreign currencies, at value	—	—	—	—	—
Receivables:
Investments sold	10,069,176	5,660,190	—	5,143,512	1,517,606
Dividends	734,598	1,501,604	7,499	3,498	61,638
Securities lending	—	—	2,671	34,838	8,174
Expenses absorbed	—	—	5,824	—	—
Foreign tax reclaims	—	—	—	—	—
Other assets	422	2,223	812	813	812

Total Assets	637,837,544	1,293,625,575	21,331,339	87,916,047	73,143,481

Liabilities:
Due to custodian	161	—	80	—	16,643
Payables:
Shares repurchased	8,792,389	5,326,858	—	5,142,888	1,522,360
Investments purchased	1,806,953	—	—	—	—
Collateral upon return of securities loaned	—	—	101,839	6,231,419	3,263,326
Accrued advisory fees	273,194	552,945	—	20,440	14,072
Accrued trustees’ and officer’s fees	65,059	92,644	30,164	32,585	36,012
Accrued expenses	265,917	585,357	87,144	86,965	87,861

Total Liabilities	11,203,673	6,557,804	219,227	11,514,297	4,940,274

Net Assets	$626,633,871	$1,287,067,771	$21,112,112	$76,401,750	$68,203,207

Net Assets Consist of:
Shares of beneficial interest	$609,992,423	$1,491,534,527	$26,501,998	$88,239,071	$87,549,670
Distributable earnings	16,641,448	(204,466,756)	(5,389,886)	(11,837,321)	(19,346,463)

Net Assets	$626,633,871	$1,287,067,771	$21,112,112	$76,401,750	$68,203,207

Shares outstanding (unlimited amount authorized, $0.01 par value)	14,100,000	36,150,000	500,000	2,200,000	2,250,000
Net asset value	$44.44	$35.60	$42.22	$34.73	$30.31

Market price	$44.46	$35.61	$42.33	$34.76	$30.32

Unaffiliated investments in securities, at cost	$604,643,445	$1,327,845,139	$21,127,498	$81,104,817	$69,441,592

Affiliated investments in securities, at cost	$396,314	$317,485	$209,635	$6,343,546	$3,554,461

Foreign currencies, at cost	$—	$—	$—	$—	$—

(a) Includes securities on loan with an aggregate value of	$—	$—	$98,417	$6,171,805	$3,146,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco Russell Midcap Equal Weight ETF (EQWM)	Invesco Russell Midcap Pure Growth ETF (PXMG)	Invesco Russell Midcap Pure Value ETF (PXMV)	Invesco Russell Top 200 Equal Weight ETF (EQWL)	Invesco Russell Top 200 Pure Growth ETF (PXLG)	Invesco Russell Top 200 Pure Value ETF (PXLV)	Invesco Wilshire Micro-Cap ETF (WMCR)	Invesco Zacks Micro Cap ETF (PZI)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$23,344,978	$238,123,235	$44,501,609	$60,189,379	$237,313,224	$100,280,578	$26,701,855	$18,525,211	$236,846,903	$250,281,659
192,192	12,380,294	525,102	55,632	177,528	30,342	2,078,089	824,285	347,282	6,981,402
—	—	—	—	—	—	—	404	—	—
—	—	—	—	—	—	8,479	—	—	—

—	18,773,692	—	—	—	—	—	3,227	117,859	491,414
11,547	8,940	29,386	75,826	179,220	189,496	10,393	6,725	105,857	3,219,718
173	16,703	169	—	2,037	—	19,041	2,176	—	109,708
3,233	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	75,711
39	1,196	813	812	813	802	—	984	4,815	4,410

23,552,162	269,304,060	45,057,079	60,321,649	237,672,822	100,501,218	28,817,857	19,363,012	237,422,716	261,164,022

—	89	2,800	—	—	256	—	—	—	47,407

—	18,776,094	—	—	—	—	—	—	—	3,120,072
—	—	—	—	—	—	—	—	—	—
85,240	12,142,015	173,985	—	—	—	2,073,354	711,359	—	5,018,915
—	81,617	6,543	4,274	61,567	22,488	11,913	1,666	103,259	110,704
31,007	44,230	33,739	32,179	28,325	24,195	—	34,444	2,747	2,835
70,421	125,844	77,800	80,975	131,863	104,870	—	83,286	338,060	421,380

186,668	31,169,889	294,867	117,428	221,755	151,809	2,085,267	830,755	444,066	8,721,313

$23,365,494	$238,134,171	$44,762,212	$60,204,221	$237,451,067	$100,349,409	$26,732,590	$18,532,257	$236,978,650	$252,442,709

$25,845,257	$258,179,175	$59,312,959	$57,654,808	$200,816,099	$99,012,544	$29,533,936	$50,095,522	$270,138,418	$635,955,580
(2,479,763)	(20,045,004)	(14,550,747)	2,549,413	36,634,968	1,336,865	(2,801,346)	(31,563,265)	(33,159,768)	(383,512,871)

$23,365,494	$238,134,171	$44,762,212	$60,204,221	$237,451,067	$100,349,409	$26,732,590	$18,532,257	$236,978,650	$252,442,709

500,000	5,000,000	1,500,000	1,150,000	4,850,000	2,700,000	800,800	1,000,000	3,750,000	12,150,800
$46.73	$47.63	$29.84	$52.35	$48.96	$37.17	$33.38	$18.53	$63.19	$20.78

$46.76	$47.66	$29.86	$52.38	$49.01	$37.19	$33.44	$18.43	$63.24	$20.79

$21,389,020	$250,950,348	$45,914,274	$54,761,724	$208,246,889	$99,911,538	$27,805,596	$18,367,911	$244,826,975	$270,955,309

$199,161	$12,380,294	$591,138	$55,632	$177,528	$30,342	$2,078,089	$824,285	$347,282	$7,197,508

$—	$—	$—	$—	$—	$—	$9,332	$—	$—	$—

$85,886	$12,766,560	$178,108	$—	$—	$—	$2,039,054	$700,035	$—	$4,629,579

77

Statements of Operations

For the six months ended October 31, 2018

(Unaudited)

	Invesco Dynamic Large Cap Growth ETF (PWB)	Invesco Dynamic Large Cap Value ETF (PWV)	Invesco Russell 2000 Equal Weight ETF (EQWS)	Invesco Russell 2000 Pure Growth ETF (PXSG)	Invesco Russell 2000 Pure Value ETF (PXSV)
Investment Income:
Unaffiliated dividend income	$4,178,655	$17,986,590	$128,911	$139,326	$819,308
Affiliated dividend income	3,297	7,047	1,170	919	10,795
Non-cash dividend income	—	—	8,608	—	—
Securities lending income	34,536	—	26,715	231,906	78,826
Foreign withholding tax	—	—	(56)	—	(76)

Total Income	4,216,488	17,993,637	165,348	372,151	908,853

Expenses:
Advisory fees	1,610,220	3,424,706	31,497	121,942	110,283
Sub-licensing fees	96,611	205,478	3,282	15,852	8,065
Accounting & administration fees	49,220	131,946	18,931	18,931	18,931
Professional fees	13,611	16,791	12,184	12,025	12,345
Trustees’ and officer’s fees	8,603	13,851	4,227	4,492	4,718
Custodian & transfer agent fees	5,350	23,984	19,333	4,512	6,174
Recapture (Note 3)	—	—	—	—	—
Other expenses	20,740	40,778	7,229	8,084	9,800

Total Expenses	1,804,355	3,857,534	96,683	185,838	170,316

Less: Waivers	(370)	(838)	(65,275)	(21,939)	(22,109)

Net Expenses	1,803,985	3,856,696	31,408	163,899	148,207

Net Investment Income	2,412,503	14,136,941	133,940	208,252	760,646

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(7,735,880)	(61,723,549)	(390,185)	(2,487,099)	(2,828,828)
In-kind redemptions	81,558,760	131,130,362	1,921,630	12,417,523	8,885,625

Net realized gain	73,822,880	69,406,813	1,531,445	9,930,424	6,056,797

Change in net unrealized appreciation (depreciation) on:
Investment securities	(62,263,523)	(82,114,775)	(1,785,092)	(11,929,774)	(5,591,834)
Foreign currencies	—	—	—	—	—

Net change in unrealized appreciation (depreciation)	(62,263,523)	(82,114,775)	(1,785,092)	(11,929,774)	(5,591,834)

Net realized and unrealized gain (loss)	11,559,357	(12,707,962)	(253,647)	(1,999,350)	464,963

Net increase (decrease) in net assets resulting from operations	$13,971,860	$1,428,979	$(119,707)	$(1,791,098)	$1,225,609

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco Russell Midcap Equal Weight ETF (EQWM)	Invesco Russell Midcap Pure Growth ETF (PXMG)	Invesco Russell Midcap Pure Value ETF (PXMV)	Invesco Russell Top 200 Equal Weight ETF (EQWL)	Invesco Russell Top 200 Pure Growth ETF (PXLG)	Invesco Russell Top 200 Pure Value ETF (PXLV)	Invesco Wilshire Micro-Cap ETF (WMCR)	Invesco Zacks Micro Cap ETF (PZI)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$195,968	$464,287	$640,590	$691,878	$1,242,947	$1,567,535	$178,445	$157,199	$2,250,060	$6,027,048
1,056	2,022	4,087	726	1,757	848	44	915	1,458	19,890
3,653	—	80,651	—	—	—	—	—	—	312,534
2,011	110,996	1,010	—	25,615	—	76,519	20,116	30	421,230
(145)	—	(189)	(114)	—	—	—	(440)	(7,596)	(110,676)

202,543	577,305	726,149	692,490	1,270,319	1,568,383	255,008	177,790	2,243,952	6,670,026

31,225	355,591	68,582	78,834	351,874	152,940	75,532	51,217	656,064	716,124
2,186	44,363	4,809	8,205	35,204	19,865	—	10,243	184,218	202,236
18,931	18,931	18,931	18,931	19,134	18,931	—	18,931	23,470	26,523
12,044	12,175	12,127	12,110	12,486	12,184	—	12,434	12,664	13,564
4,259	5,532	4,490	4,499	5,134	4,401	—	4,400	3,457	3,603
7,107	2,336	3,821	3,287	3,177	3,304	—	6,566	4,129	5,654
—	29,938	—	—	—	—	—	—	—	—
7,466	9,342	9,070	8,265	9,433	8,372	—	7,841	20,002	27,002

83,218	478,208	121,830	134,131	436,442	219,997	75,532	111,632	904,004	994,706

(52,073)	(213)	(29,679)	(55,374)	(163)	(14,417)	(6)	(40,021)	(51,366)	(64,122)

31,145	477,995	92,151	78,757	436,279	205,580	75,526	71,611	852,638	930,584

171,398	99,310	633,998	613,733	834,040	1,362,803	179,482	106,179	1,391,314	5,739,442

(375,717)	(3,153,618)	(2,498,383)	(263,242)	(2,479,905)	(2,922,809)	180,474	(910,869)	(7,498,589)	(14,695,177)
659,009	29,143,932	3,227,352	1,123,204	23,270,368	7,160,523	1,407,602	1,781,373	20,659,088	26,438,611

283,292	25,990,314	728,969	859,962	20,790,463	4,237,714	1,588,076	870,504	13,160,499	11,743,434

(520,402)	(32,670,431)	(1,878,037)	(795,356)	(18,468,599)	(5,917,036)	(2,369,246)	(1,476,352)	(19,679,769)	(24,546,987)
—	—	—	—	—	—	(660)	—	—	—

(520,402)	(32,670,431)	(1,878,037)	(795,356)	(18,468,599)	(5,917,036)	(2,369,906)	(1,476,352)	(19,679,769)	(24,546,987)

(237,110)	(6,680,117)	(1,149,068)	64,606	2,321,864	(1,679,322)	(781,830)	(605,848)	(6,519,270)	(12,803,553)

$(65,712)	$(6,580,807)	$(515,070)	$678,339	$3,155,904	$(316,519)	$(602,348)	$(499,669)	$(5,127,956)	$(7,064,111)

79

Statements of Changes in Net Assets

For the six months ended October 31, 2018 and the year ended April 30, 2018

(Unaudited)

	Invesco Dynamic Large Cap Growth ETF (PWB)		Invesco Dynamic Large Cap Value ETF (PWV)
	Six Months Ended October 31, 2018	Year Ended April 30, 2018	Six Months Ended October 31, 2018	Year Ended April 30, 2018
Operations:
Net investment income	$2,412,503	$3,454,223	$14,136,941	$27,337,906
Net realized gain	73,822,880	74,740,094	69,406,813	98,655,316
Net change in unrealized appreciation (depreciation)	(62,263,523)	28,967,508	(82,114,775)	(67,600,380)

Net increase (decrease) in net assets resulting from operations	13,971,860	107,161,825	1,428,979	58,392,842

Distributions to Shareholders from:
Distributable earnings	(2,672,236)	(3,410,983)	(15,851,632)	(26,977,108)

Shareholder Transactions:
Proceeds from shares sold	437,360,573	522,513,512	602,118,663	1,289,401,199
Value of shares repurchased	(391,741,753)	(497,601,512)	(674,148,481)	(1,204,269,368)

Net increase (decrease) in net assets resulting from shares transactions	45,618,820	24,912,000	(72,029,818)	85,131,831

Increase (Decrease) in Net Assets	56,918,444	128,662,842	(86,452,471)	116,547,565

Net Assets:
Beginning of period	569,715,427	441,052,585	1,373,520,242	1,256,972,677

End of period	$626,633,871	$569,715,427	$1,287,067,771	$1,373,520,242

Changes in Shares Outstanding:
Shares sold	9,350,000	12,950,000	16,150,000	34,550,000
Shares repurchased	(8,400,000)	(12,400,000)	(18,050,000)	(32,150,000)
Shares outstanding, beginning of period	13,150,000	12,600,000	38,050,000	35,650,000

Shares outstanding, end of period	14,100,000	13,150,000	36,150,000	38,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco Russell 2000 Equal Weight ETF (EQWS)		Invesco Russell 2000 Pure Growth ETF (PXSG)		Invesco Russell 2000 Pure Value ETF (PXSV)
Six Months Ended October 31, 2018	Year Ended April 30, 2018	Six Months Ended October 31, 2018	Year Ended April 30, 2018	Six Months Ended October 31, 2018	Year Ended April 30, 2018

$133,940	$233,435	$208,252	$183,573	$760,646	$1,625,876
1,531,445	2,374,088	9,930,424	2,708,602	6,056,797	5,732,044
(1,785,092)	(299,458)	(11,929,774)	3,386,657	(5,591,834)	(2,921,729)

(119,707)	2,308,065	(1,791,098)	6,278,832	1,225,609	4,436,191

(162,839)	(221,139)	(241,623)	(179,332)	(905,621)	(1,477,472)

2,346,704	10,455,701	75,713,163	19,931,622	26,021,993	31,417,370
(4,706,885)	(10,665,217)	(45,493,437)	(12,011,668)	(31,021,428)	(44,908,556)

(2,360,181)	(209,516)	30,219,726	7,919,954	(4,999,435)	(13,491,186)

(2,642,727)	1,877,410	28,187,005	14,019,454	(4,679,447)	(10,532,467)

23,754,839	21,877,429	48,214,745	34,195,291	72,882,654	83,415,121

$21,112,112	$23,754,839	$76,401,750	$48,214,745	$68,203,207	$72,882,654

50,000	250,000	2,000,000	650,000	800,000	1,100,000
(100,000)	(250,000)	(1,250,000)	(400,000)	(950,000)	(1,550,000)
550,000	550,000	1,450,000	1,200,000	2,400,000	2,850,000

500,000	550,000	2,200,000	1,450,000	2,250,000	2,400,000

81

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2018 and the year ended April 30, 2018

(Unaudited)

	Invesco Russell Midcap Equal Weight ETF (EQWM)		Invesco Russell Midcap Pure Growth ETF (PXMG)
	Six Months Ended October 31, 2018	Year Ended April 30, 2018	Six Months Ended October 31, 2018	Year Ended April 30, 2018
Operations:
Net investment income	$171,398	$336,422	$99,310	$42,737
Net realized gain	283,292	1,358,337	25,990,314	14,998,112
Net change in unrealized appreciation (depreciation)	(520,402)	652,263	(32,670,431)	9,275,479

Net increase (decrease) in net assets resulting from operations	(65,712)	2,347,022	(6,580,807)	24,316,328

Distributions to Shareholders from:
Distributable earnings	(199,495)	(331,455)	(183,136)	(96,720)

Shareholder Transactions:
Proceeds from shares sold	2,461,650	2,399,353	242,960,630	83,105,211
Value of shares repurchased	(2,475,756)	(7,012,532)	(130,321,336)	(43,033,101)

Net increase (decrease) in net assets resulting from shares transactions	(14,106)	(4,613,179)	112,639,294	40,072,110

Increase (Decrease) in Net Assets	(279,313)	(2,597,612)	105,875,351	64,291,718

Net Assets:
Beginning of period	23,644,807	26,242,419	132,258,820	67,967,102

End of period	$23,365,494	$23,644,807	$238,134,171	$132,258,820

Changes in Shares Outstanding:
Shares sold	50,000	50,000	4,750,000	2,000,000
Shares repurchased	(50,000)	(150,000)	(2,650,000)	(1,050,000)
Shares outstanding, beginning of period	500,000	600,000	2,900,000	1,950,000

Shares outstanding, end of period	500,000	500,000	5,000,000	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco Russell Midcap Pure Value ETF (PXMV)		Invesco Russell Top 200 Equal Weight ETF (EQWL)		Invesco Russell Top 200 Pure Growth ETF (PXLG)
Six Months Ended October 31, 2018	Year Ended April 30, 2018	Six Months Ended October 31, 2018	Year Ended April 30, 2018	Six Months Ended October 31, 2018	Year Ended April 30, 2018

$633,998	$1,232,927	$613,733	$919,893	$834,040	$1,492,860
728,969	332,256	859,962	4,223,541	20,790,463	13,199,033
(1,878,037)	(936,467)	(795,356)	1,488,025	(18,468,599)	26,852,828

(515,070)	628,716	678,339	6,631,459	3,155,904	41,544,721

(673,815)	(1,357,922)	(667,978)	(870,869)	(1,007,620)	(1,352,332)

15,484,952	18,033,951	5,342,204	29,975,273	101,238,931	77,741,709
(15,562,214)	(39,479,696)	(5,380,492)	(15,207,146)	(74,291,426)	(55,834,444)

(77,262)	(21,445,745)	(38,288)	14,768,127	26,947,505	21,907,265

(1,266,147)	(22,174,951)	(27,927)	20,528,717	29,095,789	62,099,654

46,028,359	68,203,310	60,232,148	39,703,431	208,355,278	146,255,624

$44,762,212	$46,028,359	$60,204,221	$60,232,148	$237,451,067	$208,355,278

500,000	600,000	100,000	600,000	1,950,000	1,850,000
(500,000)	(1,300,000)	(100,000)	(300,000)	(1,450,000)	(1,300,000)
1,500,000	2,200,000	1,150,000	850,000	4,350,000	3,800,000

1,500,000	1,500,000	1,150,000	1,150,000	4,850,000	4,350,000

83

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2018 and the year ended April 30, 2018(a)

(Unaudited)

	Invesco Russell Top 200 Pure Value ETF (PXLV)		Invesco Wilshire Micro-Cap ETF (WMCR)
	Six Months Ended October 31, 2018	Year Ended April 30, 2018	Six Months Ended October 31, 2018	Eight Months Ended April 30, 2018	Year Ended August 31, 2017
Operations:
Net investment income (loss)	$1,362,803	$2,180,032	$179,482	$384,445	$535,451
Net realized gain	4,237,714	5,606,647	1,588,076	2,537,039	1,924,996
Net change in unrealized appreciation (depreciation)	(5,917,036)	(792,954)	(2,369,906)	416,341	1,803,135

Net increase (decrease) in net assets resulting from operations	(316,519)	6,993,725	(602,348)	3,337,825	4,263,582

Distributions to Shareholders from:
Distributable earnings	(1,617,365)	(1,878,389)	—	(546,306)	(449,860)
Return of capital	—	—	—	—	—

Total distributions to shareholders	(1,617,365)	(1,878,389)	—	(546,306)	(449,860)

Shareholder Transactions:
Proceeds from shares sold	32,372,608	60,840,213	3,667,410	6,683,495	2,995,765
Value of shares repurchased	(34,628,035)	(36,187,259)	(3,785,205)	(10,063,236)	(3,016,979)

Net increase (decrease) in net assets resulting from shares transactions	(2,255,427)	24,652,954	(117,795)	(3,379,741)	(21,214)

Increase (Decrease) in Net Assets	(4,189,311)	29,768,290	(720,143)	(588,222)	3,792,508

Net Assets:
Beginning of period	104,538,720	74,770,430	27,452,733	28,040,955	24,248,447

End of period	$100,349,409	$104,538,720	$26,732,590	$27,452,733	$28,040,955

Changes in Shares Outstanding:
Shares sold	850,000	1,650,000	100,000	200,000	100,000
Shares repurchased	(900,000)	(1,000,000)	(100,000)	(300,000)	(10,000)
Shares outstanding, beginning of period	2,750,000	2,100,000	800,800	900,800	900,800

Shares outstanding, end of period	2,700,000	2,750,000	800,800	800,800	990,800

(a)	Effective April 30, 2018, Invesco Wilshire Micro-Cap ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF changed their fiscal year end to April 30.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco Zacks Micro Cap ETF (PZI)		Invesco Zacks Mid-Cap ETF (CZA)			Invesco Zacks Multi-Asset Income ETF (CVY)
Six Months Ended October 31, 2018	Year Ended April 30, 2018	Six Months Ended October 31, 2018	Eight Months Ended April 30, 2018	Year Ended August 31, 2017	Six Months Ended October 31, 2018	Eight Months Ended April 30, 2018	Year Ended August 31, 2017

$106,179	$(151,056)	$1,391,314	$1,959,915	$2,340,703	$5,739,442	$7,301,169	$15,348,687
870,504	2,520,108	13,160,499	15,590,695	19,406,979	11,743,434	19,533,870	28,526,178
(1,476,352)	(1,003,711)	(19,679,769)	(4,347,151)	6,190,483	(24,546,987)	(3,774,891)	(879,948)

(499,669)	1,365,341	(5,127,956)	13,203,459	27,938,165	(7,064,111)	23,060,148	42,994,917

(224,380)	(77,139)	—	(2,665,110)	(2,792,900)	(5,800,658)	(8,796,889)	(11,665,472)
—	(218,619)	—	—	—	—	(1,180,314)	(5,893,641)

(224,380)	(295,758)	—	(2,665,110)	(2,792,900)	(5,800,658)	(9,977,203)	(17,559,113)

8,122,741	17,949,545	170,688,456	158,343,390	192,593,073	198,752,755	80,564,691	200,977,596
(8,111,891)	(23,761,036)	(184,165,875)	(116,581,724)	(157,554,788)	(219,905,394)	(153,331,824)	(307,926,999)

10,850	(5,811,491)	(13,477,419)	41,761,666	35,038,285	(21,152,639)	(72,767,133)	(106,949,403)

(713,199)	(4,741,908)	(18,605,375)	52,300,015	60,183,550	(34,017,408)	(59,684,188)	(81,513,599)

19,245,456	23,987,364	255,584,025	203,284,010	143,100,460	286,460,117	346,144,305	427,657,904

$18,532,257	$19,245,456	$236,978,650	$255,584,025	$203,284,010	$252,442,709	$286,460,117	$346,144,305

400,000	950,000	2,550,000	2,450,000	3,400,000	8,850,000	3,700,000	9,800,000
(400,000)	(1,250,000)	(2,750,000)	(1,800,000)	(2,800,000)	(9,800,000)	(7,000,000)	(15,050,000)
1,000,000	1,300,000	3,950,000	3,300,000	2,700,000	13,100,800	16,400,800	21,650,800

1,000,000	1,000,000	3,750,000	3,950,000	3,300,000	12,150,800	13,100,800	16,400,800

85

Financial Highlights

Invesco Dynamic Large Cap Growth ETF (PWB)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$43.32		$35.00	$30.82	$30.19	$25.62	$21.29
Net investment income(a)	0.17		0.27	0.24	0.19	0.18	0.10
Net realized and unrealized gain on investments	1.14		8.32	4.19	0.62	4.56	4.34
Total from investment operations	1.31		8.59	4.43	0.81	4.74	4.44
Distributions to shareholders from:
Net investment income	(0.19)		(0.27)	(0.25)	(0.18)	(0.17)	(0.11)
Net asset value at end of period	$44.44		$43.32	$35.00	$30.82	$30.19	$25.62
Market price at end of period(b)	$44.46		$43.38	$35.02	$30.81	$30.17	$25.62
Net Asset Value Total Return(c)	3.01%		24.63%	14.46%	2.70%	18.52%	20.91%
Market Price Total Return(c)	2.91%		24.73%	14.57%	2.73%	18.44%	20.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$626,634		$569,715	$441,053	$443,752	$327,579	$285,675
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(d)	0.57%	0.57%	0.57%	0.58%	0.58%
Expenses, prior to Waivers	0.56	%(d)	0.57%	0.57%	0.57%	0.58%	0.58%
Net investment income, after Waivers	0.75	%(d)	0.68%	0.74%	0.64%	0.63%	0.43%
Portfolio turnover rate(e)	69%		119%	116%	97%	143%	123%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dynamic Large Cap Value ETF (PWV)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$36.10		$35.26	$30.01	$31.43	$29.51	$25.21
Net investment income(a)	0.38		0.73	0.67	0.73	0.64	0.55
Net realized and unrealized gain (loss) on investments	(0.45)		0.83	5.28	(1.43)	1.88	4.30
Total from investment operations	(0.07)		1.56	5.95	(0.70)	2.52	4.85
Distributions to shareholders from:
Net investment income	(0.43)		(0.72)	(0.70)	(0.72)	(0.60)	(0.55)
Net asset value at end of period	$35.60		$36.10	$35.26	$30.01	$31.43	$29.51
Market price at end of period(b)	$35.61		$36.13	$35.27	$30.00	$31.42	$29.49
Net Asset Value Total Return(c)	(0.23)%		4.39%	20.06%	(2.17)%	8.56%	19.48%
Market Price Total Return(c)	(0.29)%		4.44%	20.14%	(2.18)%	8.60%	19.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,287,068		$1,373,520	$1,256,973	$975,299	$1,087,343	$801,088
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(d)	0.56%	0.56%	0.57%	0.57%	0.57%
Expenses, prior to Waivers	0.56	%(d)	0.56%	0.56%	0.57%	0.57%	0.57%
Net investment income, after Waivers	2.06	%(d)	1.96%	2.04%	2.44%	2.10%	2.04%
Portfolio turnover rate(e)	78%		128%	118%	98%	82%	103%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights (continued)

Invesco Russell 2000 Equal Weight ETF (EQWS)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016		2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$43.19		$39.78	$32.69	$35.89		$32.85		$27.80
Net investment income(a)	0.25		0.42	0.36	0.31		0.41		0.33
Net realized and unrealized gain (loss) on investments	(0.92)		3.39	7.19	(3.17)		3.03		5.12
Total from investment operations	(0.67)		3.81	7.55	(2.86)		3.44		5.45
Distributions to shareholders from:
Net investment income	(0.30)		(0.40)	(0.46)	(0.34)		(0.40)		(0.40)
Net asset value at end of period	$42.22		$43.19	$39.78	$32.69		$35.89		$32.85
Market price at end of period(b)	$42.33		$43.23	$39.77	$32.71		$35.90		$32.84
Net Asset Value Total Return(c)	(1.63)%		9.62%	23.21%	(8.00)%		10.53%		19.76%
Market Price Total Return(c)	(1.47)%		9.76%	23.11%	(7.97)%		10.59%		19.90%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$21,112		$23,755	$21,877	$13,075		$16,153		$14,784
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(e)	0.25%	0.25%	0.26	%(d)	0.39	%(d)	0.39%
Expenses, prior to Waivers	0.77	%(e)	0.88%	1.00%	1.17	%(d)	0.98	%(d)	0.94%
Net investment income, after Waivers	1.06	%(e)	1.02%	0.98%	0.94%		1.20%		1.06%
Portfolio turnover rate(f)	24%		40%	47%	143%		7%		50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights (continued)

Invesco Russell 2000 Pure Growth ETF (PXSG)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016		2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$33.25		$28.50	$23.23	$25.22		$23.90		$19.74
Net investment income(a)	0.09		0.14	0.07	0.06		0.25		0.20
Net realized and unrealized gain (loss) on investments	1.49		4.75	5.27	(1.93)		1.39		4.17
Total from investment operations	1.58		4.89	5.34	(1.87)		1.64		4.37
Distributions to shareholders from:
Net investment income	(0.10)		(0.14)	(0.07)	(0.12)		(0.32)		(0.21)
Net asset value at end of period	$34.73		$33.25	$28.50	$23.23		$25.22		$23.90
Market price at end of period(b)	$34.76		$33.31	$28.49	$23.26		$25.21		$23.89
Net Asset Value Total Return(c)	4.73%		17.18%	23.02%	(7.47)%		6.92%		22.31%
Market Price Total Return(c)	4.63%		17.43%	22.82%	(7.31)%		6.92%		22.38%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$76,402		$48,215	$34,195	$26,719		$32,791		$29,872
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.39%	0.39	%(d)	0.39	%(d)	0.39	%(d)
Expenses, prior to Waivers	0.44	%(e)	0.59%	0.65%	0.67	%(d)	0.69	%(d)	0.70	%(d)
Net investment income, after Waivers	0.50	%(e)	0.47%	0.29%	0.27%		1.02%		0.90%
Portfolio turnover rate(f)	39%		43%	55%	144%		6%		39%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning at the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights (continued)

Invesco Russell 2000 Pure Value ETF (PXSV)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$30.37		$29.27	$23.87	$25.75	$24.67	$19.63
Net investment income(a)	0.32		0.63	0.52	0.63	0.42	0.30
Net realized and unrealized gain (loss) on investments	0.01		1.04	5.55	(1.91)	1.03	5.03
Total from investment operations	0.33		1.67	6.07	(1.28)	1.45	5.33
Distributions to shareholders from:
Net investment income	(0.39)		(0.57)	(0.67)	(0.60)	(0.37)	(0.29)
Net asset value at end of period	$30.31		$30.37	$29.27	$23.87	$25.75	$24.67
Market price at end of period(b)	$30.32		$30.40	$29.26	$23.88	$25.75	$24.68
Net Asset Value Total Return(c)	1.00%		5.73%	25.64%	(4.93)%	5.91%	27.29%
Market Price Total Return(c)	0.93%		5.87%	25.54%	(4.90)%	5.87%	27.47%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$68,203		$72,883	$83,415	$59,668	$72,093	$65,376
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.45	%(d)	0.46%	0.46%	0.50%	0.55%	0.54%
Net investment income, after Waivers	2.00	%(d)	2.12%	1.90%	2.67%	1.65%	1.31%
Portfolio turnover rate(e)	48%		56%	50%	137%	5%	43%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco Russell Midcap Equal Weight ETF (EQWM)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$47.29		$43.74	$38.93	$40.34	$36.31	$30.41
Net investment income(a)	0.34		0.60	0.54	0.56	0.50	0.40
Net realized and unrealized gain (loss) on investments	(0.50)		3.53	4.86	(1.41)	4.03	5.90
Total from investment operations	(0.16)		4.13	5.40	(0.85)	4.53	6.30
Distributions to shareholders from:
Net investment income	(0.40)		(0.58)	(0.59)	(0.56)	(0.50)	(0.40)
Net asset value at end of period	$46.73		$47.29	$43.74	$38.93	$40.34	$36.31
Market price at end of period(b)	$46.76		$47.30	$43.74	$38.89	$40.35	$36.25
Net Asset Value Total Return(c)	(0.40)%		9.50%	14.00%	(2.02)%	12.52%	20.85%
Market Price Total Return(c)	(0.35)%		9.52%	14.11%	(2.14)%	12.73%	20.73%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$23,365		$23,645	$26,242	$23,357	$34,292	$30,867
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.25%	0.26%	0.39%	0.39%
Expenses, prior to Waivers	0.67	%(d)	0.66%	0.68%	0.69%	0.66%	0.69%
Net investment income, after Waivers	1.37	%(d)	1.31%	1.32%	1.50%	1.31%	1.19%
Portfolio turnover rate(e)	18%		28%	36%	135%	5%	50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights (continued)

Invesco Russell Midcap Pure Growth ETF (PXMG)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$45.61		$34.85	$29.14	$31.95	$30.02	$26.06
Net investment income(a)	0.02		0.02	0.09	0.07	0.47	0.33
Net realized and unrealized gain (loss) on investments	2.03		10.79	5.70	(2.72)	1.92	4.01
Total from investment operations	2.05		10.81	5.79	(2.65)	2.39	4.34
Distributions to shareholders from:
Net investment income	(0.03)		(0.05)	(0.08)	(0.16)	(0.46)	(0.38)
Net asset value at end of period	$47.63		$45.61	$34.85	$29.14	$31.95	$30.02
Market price at end of period(b)	$47.66		$45.71	$34.85	$29.12	$31.95	$29.99
Net Asset Value Total Return(c)	4.49%		31.05%	19.89%	(8.34)%	7.98%	16.80%
Market Price Total Return(c)	4.33%		31.34%	19.98%	(8.40)%	8.09%	16.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$238,134		$132,259	$67,967	$67,015	$87,870	$91,555
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.39	%(d)	0.43%	0.46%	0.44%	0.46%	0.45%
Net investment income, after Waivers	0.08	%(d)	0.05%	0.30%	0.25%	1.51%	1.19%
Portfolio turnover rate(e)	38%		29%	49%	147%	3%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco Russell Midcap Pure Value ETF (PXMV)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016		2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$30.69		$31.00	$27.22	$27.55		$25.88		$20.98
Net investment income(a)	0.42		0.69	0.68	0.68		0.43		0.37
Net realized and unrealized gain (loss) on investments	(0.82)		(0.26)	3.80	(0.37)		1.63		4.87
Total from investment operations	(0.40)		0.43	4.48	0.31		2.06		5.24
Distributions to shareholders from:
Net investment income	(0.45)		(0.74)	(0.70)	(0.64)		(0.39)		(0.34)
Net asset value at end of period	$29.84		$30.69	$31.00	$27.22		$27.55		$25.88
Market price at end of period(b)	$29.86		$30.69	$31.00	$27.21		$27.53		$25.87
Net Asset Value Total Return(c)	(1.37)%		1.39%	16.60%	1.35%		7.98%		25.19%
Market Price Total Return(c)	(1.30)%		1.39%	16.64%	1.39%		7.94%		25.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$44,762		$46,028	$68,203	$50,364		$52,338		$42,709
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.39%	0.39	%(d)	0.39	%(d)	0.39%
Expenses, prior to Waivers	0.52	%(e)	0.51%	0.49%	0.54	%(d)	0.56	%(d)	0.62%
Net investment income, after Waivers	2.68	%(e)	2.24%	2.28%	2.62%		1.58%		1.56%
Portfolio turnover rate(f)	46%		52%	39%	131%		4%		33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights (continued)

Invesco Russell Top 200 Equal Weight ETF (EQWL)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$52.38		$46.71	$39.77	$40.24	$37.06	$30.97
Net investment income(a)	0.53		0.88	0.74	0.78	0.75	0.63
Net realized and unrealized gain (loss) on investments	0.02		5.63	6.95	(0.48)	3.14	6.03
Total from investment operations	0.55		6.51	7.69	0.30	3.89	6.66
Distributions to shareholders from:
Net investment income	(0.58)		(0.84)	(0.75)	(0.77)	(0.71)	(0.57)
Net asset value at end of period	$52.35		$52.38	$46.71	$39.77	$40.24	$37.06
Market price at end of period(b)	$52.38		$52.42	$46.75	$39.73	$40.21	$37.08
Net Asset Value Total Return(c)	1.00%		14.02%	19.58%	0.81%	10.52%	21.69%
Market Price Total Return(c)	0.98%		14.01%	19.80%	0.78%	10.38%	21.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$60,204		$60,232	$39,703	$33,805	$42,249	$40,770
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.25%	0.26%	0.39%	0.39%
Expenses, prior to Waivers	1.43	%(d)	0.47%	0.54%	0.54%	0.57%	0.60%
Net investment income, after Waivers	1.95	%(d)	1.74%	1.74%	1.99%	1.92%	1.85%
Portfolio turnover rate(e)	15%		32%	27%	101%	3%	38%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco Russell Top 200 Pure Growth ETF (PXLG)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$47.90		$38.49	$32.92	$33.84	$29.53	$25.10
Net investment income(a)	0.18		0.35	0.29	0.28	0.55	0.50
Net realized and unrealized gain (loss) on investments	1.10		9.38	5.61	(0.91)	4.29	4.57
Total from investment operations	1.28		9.73	5.90	(0.63)	4.84	5.07
Distributions to shareholders from:
Net investment income	(0.22)		(0.32)	(0.33)	(0.29)	(0.53)	(0.62)
Net realized gains	—		—	—	—	—	(0.02)
Total distributions	(0.22)		(0.32)	(0.33)	(0.29)	(0.53)	(0.64)
Net asset value at end of period	$48.96		$47.90	$38.49	$32.92	$33.84	$29.53
Market price at end of period(b)	$49.01		$47.94	$38.50	$32.92	$33.82	$29.52
Net Asset Value Total Return(c)	2.63%		25.36%	18.06%	(1.89)%	16.49%	20.54%
Market Price Total Return(c)	2.65%		25.44%	18.09%	(1.83)%	16.46%	20.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$237,451		$208,355	$146,256	$151,415	$145,502	$106,322
Ratio to average net assets of:
Expenses, after Waivers	0.36	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.36	%(d)	0.39%	0.39%	0.39%	0.43%	0.45%
Net investment income, after Waivers	0.69	%(d)	0.80%	0.84%	0.85%	1.73%	1.84%
Portfolio turnover rate(e)	18%		19%	30%	105%	2%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Financial Highlights (continued)

Invesco Russell Top 200 Pure Value ETF (PXLV)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$38.01		$35.60	$29.58	$30.63	$29.40	$25.16
Net investment income(a)	0.50		0.93	0.73	0.80	0.72	0.63
Net realized and unrealized gain (loss) on investments	(0.73)		2.28	6.13	(1.09)	1.16	4.17
Total from investment operations	(0.23)		3.21	6.86	(0.29)	1.88	4.80
Distributions to shareholders from:
Net investment income	(0.61)		(0.80)	(0.84)	(0.76)	(0.65)	(0.54)
Net realized gains	—		—	—	—	—	(0.02)
Total distributions	(0.61)		(0.80)	(0.84)	(0.76)	(0.65)	(0.56)
Net asset value at end of period	$37.17		$38.01	$35.60	$29.58	$30.63	$29.40
Market price at end of period(b)	$37.19		$38.03	$35.63	$29.55	$30.62	$29.39
Net Asset Value Total Return(c)	(0.66)%		9.07%	23.47%	(0.84)%	6.41%	19.27%
Market Price Total Return(c)	(0.66)%		9.04%	23.69%	(0.92)%	6.41%	19.23%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$100,349		$104,539	$74,770	$68,029	$41,348	$14,701
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.42	%(d)	0.44%	0.46%	0.55%	0.62%	1.05%
Net investment income, after Waivers	2.58	%(d)	2.49%	2.23%	2.78%	2.37%	2.32%
Portfolio turnover rate(e)	29%		25%	28%	77%	2%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Financial Highlights (continued)

Invesco Wilshire Micro-Cap ETF (WMCR)

	Six Months Ended October 31, 2018 (Unaudited)		Eight Months Ended April 30, 2018		Year Ended August 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$34.28		$31.13		$26.92	$26.59	$27.40	$23.38	$18.14
Net investment income(a)	0.22		0.47		0.59	0.56	0.46	0.46	0.36
Net realized and unrealized gain (loss) on investments	(1.12)		3.36		4.12	0.20	(0.30)	3.89	5.09
Total from investment operations	(0.90)		3.83		4.71	0.76	0.16	4.35	5.45
Distributions to shareholders from:
Net investment income	—		(0.68)		(0.50)	(0.43)	(0.97)	(0.33)	(0.21)
Net asset value at end of period	$33.38		$34.28		$31.13	$26.92	$26.59	$27.40	$23.38
Market price at end of period	$33.44	(b)	$34.49	(b)	$31.09	$26.96	$26.60	$27.31	$23.42
Net Asset Value Total Return(c)	(2.62)%		12.33%		17.57%	2.95%	0.57%	18.57%	30.32%
Market Price Total Return(c)	(3.04)%		12.99%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$26,733		$27,453		$28,041	$24,248	$21,292	$41,117	$37,427
Ratio to average net assets of:
Expenses, after Waivers	0.50	%(d)(e)	0.50	%(d)(e)	0.50%	0.50%	0.50%	0.51%	0.50%
Expenses, prior to Waivers	0.50	%(d)(e)	0.50	%(d)(e)	0.50%	0.50%	0.50%	0.51%	0.50%
Net investment income, after Waivers	1.19	%(d)	2.08	%(d)	2.00%	2.24%	1.67%	1.72%	1.71%
Portfolio turnover rate(f)	31%		25%		48%	57%	30%	29%	27%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Financial Highlights (continued)

Invesco Zacks Micro Cap ETF (PZI)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018		2017		2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$19.25		$18.45		$15.57		$16.07	$16.26	$13.57
Net investment income (loss)(a)	0.11		(0.13	)(b)	0.67	(c)	0.21	0.21	0.20
Net realized and unrealized gain (loss) on investments	(0.61)		1.18		3.00		(0.52)	(0.09)	2.65
Total from investment operations	(0.50)		1.05		3.67		(0.31)	0.12	2.85
Distributions to shareholders from:
Net investment income	(0.22)		(0.07)		(0.79)		(0.19)	(0.31)	(0.16)
Return of capital	—		(0.18)		—		—	—	—
Total distributions	(0.22)		(0.25)		(0.79)		(0.19)	(0.31)	(0.16)
Net asset value at end of period	$18.53		$19.25		$18.45		$15.57	$16.07	$16.26
Market price at end of period(d)	$18.43		$19.22		$18.44		$15.57	$16.05	$16.25
Net Asset Value Total Return(e)	(2.69)%		5.71%		23.87%		(1.94)%	0.71%	21.06%
Market Price Total Return(e)	(3.07)%		5.61%		23.81%		(1.82)%	0.64%	21.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$18,532		$19,245		$23,987		$21,024	$28,920	$61,782
Ratio to average net assets of:
Expenses, after Waivers(f)	0.70	%(g)	0.70%		0.70%		0.70%	0.70%	0.70%
Expenses, prior to Waivers(f)	1.09	%(g)	1.12%		1.04%		1.00%	0.90%	0.79%
Net investment income (loss), after Waivers	1.04	%(g)	(0.69	)%(b)	3.89	%(c)	1.37%	1.28%	1.29%
Portfolio turnover rate(h)	66%		127%		141%		134%	115%	123%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a return of capital adjustment recorded during the period. Had this adjustment not been recorded, net investment income per share and the ratio of net investment income to average net assets would have been $0.29 and 1.55%, respectively.

(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.25 and 1.45%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Financial Highlights (continued)

Invesco Zacks Mid-Cap ETF (CZA)

	Six Months Ended October 31, 2018 (Unaudited)		Eight Months Ended April 30, 2018		Year Ended August 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$64.70		$61.60		$53.00	$49.05	$49.97	$40.44	$32.67
Net investment income(a)	0.36		0.53		0.81	0.87	0.50	0.41	0.72
Net realized and unrealized gain (loss) on investments	(1.87)		3.29		8.81	3.73	(1.05)	9.58	7.47
Total from investment operations	(1.51)		3.82		9.62	4.60	(0.55)	9.99	8.19
Distributions to shareholders from:
Net investment income	—		(0.72)		(1.02)	(0.65)	(0.37)	(0.46)	(0.42)
Net asset value at end of period	$63.19		$64.70		$61.60	$53.00	$49.05	$49.97	$40.44
Market price at end of period	$63.24	(b)	$64.75	(b)	$61.67	$52.94	$49.09	$50.04	$40.48
Net Asset Value Total Return(c)	(2.33)%		6.19%		18.40%	9.53%	(1.11)%	24.81%	25.30%
Market Price Total Return(c)	(2.33)%		6.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$236,979		$255,584		$203,284	$143,100	$149,597	$132,428	$88,977
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)(e)	0.65	%(d)	0.65%	0.65%	0.65%	0.66%	0.65%
Expenses, prior to Waivers	0.69	%(d)(e)	0.74	%(d)	0.74%	0.74%	0.73%	0.73%	0.83%
Net investment income, after Waivers	1.06	%(d)	1.23	%(d)	1.43%	1.78%	1.01%	0.89%	1.93%
Portfolio turnover rate(f)	87%		136%		181%	172%	164%	175%	53%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

Invesco Zacks Multi-Asset Income ETF (CVY)

	Six Months Ended October 31, 2018 (Unaudited)		Eight Months Ended April 30, 2018		Year Ended August 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$21.87		$21.11		$19.75	$19.92	$26.06	$23.34	$22.21
Net investment income(a)	0.45		0.49		0.80	0.87	1.30	1.38	1.32
Net realized and unrealized gain (loss) on investments	(1.08)		0.94		1.46	(0.06)	(6.10)	2.57	1.11
Total from investment operations	(0.63)		1.43		2.26	0.81	(4.80)	3.95	2.43
Distributions to shareholders from:
Net investment income	(0.46)		(0.59)		(0.60)	(0.98)	(1.31)	(1.23)	(1.30)
Return of capital	—		(0.08)		(0.30)	—	(0.03)	—	—
Total distributions	(0.46)		(0.67)		(0.90)	(0.98)	(1.34)	(1.23)	(1.30)
Net asset value at end of period	$20.78		$21.87		$21.11	$19.75	$19.92	$26.06	$23.34
Market price at end of period	$20.79	(b)	$21.87	(b)	$21.08	$19.74	$19.89	$26.05	$23.33
Net Asset Value Total Return(c)	(3.02)%		6.83%		11.73%	4.49%	(18.90)%	17.29%	11.20%
Market Price Total Return(c)	(2.97)%		6.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$252,443		$286,460		$346,144	$427,658	$647,321	$1,485,282	$1,125,195
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)(e)	0.65	%(d)(e)	0.65%	0.65%	0.65%	0.66%	0.65%
Expenses, prior to Waivers	0.69	%(d)(e)	0.74	%(d)(e)	0.72%	0.73%	0.71%	0.71%	0.72%
Net investment income, after Waivers	4.01	%(d)	3.38	%(d)	3.93%	4.62%	5.68%	5.54%	5.67%
Portfolio turnover rate(f)	104%		142%		203%	228%	213%	180%	108%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2018

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust (the “Trust”), formerly PowerShares Exchange-Traded Fund Trust, was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Dynamic Large Cap Growth ETF (PWB)	“Dynamic Large Cap Growth ETF”
Invesco Dynamic Large Cap Value ETF (PWV)	“Dynamic Large Cap Value ETF”
Invesco Russell 2000 Equal Weight ETF (EQWS)	“Russell 2000 Equal Weight ETF”
Invesco Russell 2000 Pure Growth ETF (PXSG)	“Russell 2000 Pure Growth ETF”
Invesco Russell 2000 Pure Value ETF (PXSV)	“Russell 2000 Pure Value ETF”
Invesco Russell Midcap Equal Weight ETF (EQWM)	“Russell Midcap Equal Weight ETF”
Invesco Russell Midcap Pure Growth ETF (PXMG)	“Russell Midcap Pure Growth ETF”
Invesco Russell Midcap Pure Value ETF (PXMV)	“Russell Midcap Pure Value ETF”
Invesco Russell Top 200 Equal Weight ETF (EQWL)	“Russell Top 200 Equal Weight ETF”
Invesco Russell Top 200 Pure Growth ETF (PXLG)	“Russell Top 200 Pure Growth ETF”
Invesco Russell Top 200 Pure Value ETF (PXLV)	“Russell Top 200 Pure Value ETF”
Invesco Wilshire Micro-Cap ETF (WMCR)	“Wilshire Micro-Cap ETF”
Invesco Zacks Micro Cap ETF (PZI)	“Zacks Micro Cap ETF”
Invesco Zacks Mid-Cap ETF (CZA)	“Zacks Mid-Cap ETF”
Invesco Zacks Multi-Asset Income ETF (CVY)	“Zacks Multi-Asset Income ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Dynamic Large Cap Growth ETF	Dynamic Large Cap Growth IntellidexSM Index
Dynamic Large Cap Value ETF	Dynamic Large Cap Value IntellidexSM Index
Russell 2000 Equal Weight ETF	Russell 2000® Equal Weight Index
Russell 2000 Pure Growth ETF	Russell 2000® Pure Growth Index
Russell 2000 Pure Value ETF	Russell 2000® Pure Value Index
Russell Midcap Equal Weight ETF	Russell Midcap® Equal Weight Index
Russell Midcap Pure Growth ETF	Russell Midcap® Pure Growth Index
Russell Midcap Pure Value ETF	Russell Midcap® Pure Value Index
Russell Top 200 Equal Weight ETF	Russell Top 200® Equal Weight Index
Russell Top 200 Pure Growth ETF	Russell Top 200® Pure Growth Index
Russell Top 200 Pure Value ETF	Russell Top 200® Pure Value Index

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Fund	Underlying Index
Wilshire Micro-Cap ETF	Wilshire US Micro-Cap IndexSM
Zacks Micro Cap ETF	Zacks Micro Cap IndexTM
Zacks Mid-Cap ETF	Zacks Mid-Cap Core Index
Zacks Multi-Asset Income ETF	Zacks Multi-Asset Income Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

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Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments. Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for the Funds because the Funds invest in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. Each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, each Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Diversified Fund Risk. Wilshire Micro-Cap ETF, Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

REIT Risk. For Wilshire Micro-Cap ETF, Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF, in addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less

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concentrated investments. REITs are also subject to certain requirements under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and each Fund and its shareholders will incur its pro rata share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. For Russell 2000 Equal Weight ETF, Russell 2000 Pure Growth ETF, Russell 2000 Pure Value ETF, Russell Midcap Equal Weight ETF, Russell Midcap Pure Growth ETF, Russell Midcap Pure Value ETF, Wilshire Micro-Cap ETF, Zacks Micro Cap ETF, Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Growth Risk. For Dynamic Large Cap Growth ETF, Russell 2000 Pure Growth ETF, Russell Midcap Pure Growth ETF and Russell Top 200 Pure Growth ETF, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Micro Capitalization Company Risk. Wilshire Micro-Cap ETF’s and Zacks Micro Cap ETF’s investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro capitalization company.

Value Risk. For Dynamic Large Cap Value ETF, Russell 2000 Pure Value ETF, Russell Midcap Pure Value ETF and Russell Top 200 Pure Value ETF, “value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Investment in Investment Companies Risk. For Wilshire Micro-Cap ETF, Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF, investing in other investment companies, including exchange-traded funds (“ETFs”), business development companies and closed-end funds, subjects each Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, each Fund and its shareholders will incur its pro rata share of the underlying investment companies’ expenses, which will reduce each Fund’s performance, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or NAVs. In addition, investments by each Fund in another ETF or closed-end fund are subject to, among other risks, the risk that the ETF’s or closed end fund’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s or closed-end fund’s shares.

Depositary Receipt Risk. Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in each Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of each Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Portfolio Turnover Risk. For Zacks Mid-Cap ETF, Zacks Micro-Cap ETF and Zacks Multi-Asset Income ETF, each may engage in active and frequent trading of its portfolio securities to reflect the rebalancing of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, each Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Sampling Risk. Wilshire Micro-Cap ETF’s use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

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Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for Wilshire Micro-Cap ETF) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

Wilshire Micro-Cap ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

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To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly (except for Wilshire Micro-Cap ETF and Zacks Mid-Cap ETF, which declare and pay dividends from net investment income, if any, to shareholders annually) and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended October 31, 2018, Dynamic Large Cap Growth ETF, Russell 2000 Equal Weight ETF, Russell 2000 Pure Growth ETF, Russell 2000 Pure Value ETF, Russell Midcap Equal Weight ETF, Russell Midcap Pure Growth ETF, Russell Midcap Pure Value ETF, Russell Top 200 Pure Growth ETF, Wilshire Micro-Cap ETF, Zacks Micro Cap ETF, Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

J. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended April 30, 2018, distributions from distributable earnings consisted of distributions from net investment income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each of Russell 2000 Pure Growth ETF, Russell 2000 Pure Value ETF, Russell Midcap Pure Growth ETF, Russell Midcap Pure Value ETF, Russell Top 200 Pure Growth ETF and Russell Top 200 Pure Value ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. Each of Russell 2000 Equal Weight ETF, Russell Midcap Equal Weight ETF and Russell Top 200 Equal Weight ETF accrues daily and pays monthly to the Adviser an annual fee of 0.25% of the Fund’s average daily net assets. Each of Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, Zacks Micro Cap ETF, Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

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Pursuant to another Investment Advisory Agreement, Wilshire Micro-Cap ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.50% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of Wilshire Micro-Cap ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Wilshire Micro-Cap ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each of Russell 2000 Pure Growth ETF, Russell 2000 Pure Value ETF, Russell Midcap Pure Growth ETF, Russell Midcap Pure Value ETF, Russell Top 200 Pure Growth ETF and Russell Top 200 Pure Value ETF from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2019. The Expense Cap for each of Russell 2000 Equal Weight ETF, Russell Midcap Equal Weight ETF and Russell Top 200 Equal Weight ETF is 0.25% of the Fund’s average daily net assets per year, through at least August 31, 2019. The Expense Cap for each of Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, Zacks Micro Cap ETF, Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF is 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2019 (April 6, 2020 for Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF) and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2019 (April 6, 2020 for Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF). During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the six-month period ended October 31, 2018 under this Expense Cap for Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF and Russell Top 200 Pure Growth ETF.

Further, the Adviser agrees to reimburse Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF in the amount equal to the licensing fees that each Fund pays that cause the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to exceed 0.65% through at least April 6, 2020.

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2018, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Large Cap Growth ETF	$370
Dynamic Large Cap Value ETF	838
Russell 2000 Equal Weight ETF	65,275
Russell 2000 Pure Growth ETF	21,939
Russell 2000 Pure Value ETF	22,109
Russell Midcap Equal Weight ETF	52,073
Russell Midcap Pure Growth ETF	213
Russell Midcap Pure Value ETF	29,679
Russell Top 200 Equal Weight ETF	55,374
Russell Top 200 Pure Growth ETF	163
Russell Top 200 Pure Value ETF	14,417
Wilshire Micro-Cap ETF	6
Zacks Micro Cap ETF	40,021
Zacks Mid-Cap ETF	51,366
Zacks Multi-Asset Income ETF	64,122

The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

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For the following Funds, the amounts available for potential recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2018 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/19	4/30/20	4/30/21	10/31/21
Russell 2000 Equal Weight ETF	$398,721	$75,268	$114,255	$144,011	$65,187
Russell 2000 Pure Growth ETF	221,144	46,170	74,308	78,817	21,849
Russell 2000 Pure Value ETF	159,064	34,569	48,568	53,922	22,005
Russell Midcap Equal Weight ETF	339,029	74,749	106,293	105,995	51,992
Russell Midcap Pure Growth ETF	93,442	13,044	44,889	35,509	—
Russell Midcap Pure Value ETF	181,874	33,069	54,220	64,988	29,597
Russell Top 200 Equal Weight ETF	326,925	56,789	97,104	117,735	55,297
Zacks Micro Cap ETF	246,911	35,448	79,180	92,355	39,928
Zacks Mid-Cap ETF	87,456	—	—	36,226	51,230
Zacks Multi-Asset Income ETF	118,679	—	—	54,833	63,846

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Dynamic Large Cap Growth ETF	ICE Data Indices, LLC
Dynamic Large Cap Value ETF	ICE Data Indices, LLC
Russell 2000 Equal Weight ETF	Frank Russell Company
Russell 2000 Pure Growth ETF	Frank Russell Company
Russell 2000 Pure Value ETF	Frank Russell Company
Russell Midcap Equal Weight ETF	Frank Russell Company
Russell Midcap Pure Growth ETF	Frank Russell Company
Russell Midcap Pure Value ETF	Frank Russell Company
Russell Top 200 Equal Weight ETF	Frank Russell Company
Russell Top 200 Pure Growth ETF	Frank Russell Company
Russell Top 200 Pure Value ETF	Frank Russell Company
Wilshire Micro-Cap ETF	Wilshire Associates, Inc.
Zacks Micro Cap ETF	Zacks Investment Research, Inc.
Zacks Mid-Cap ETF	Zacks Investment Research, Inc.
Zacks Multi-Asset Income ETF	Zacks Investment Research, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. Each Fund (except Wilshire Micro-Cap ETF) is required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2018.

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Russell 2000 Equal Weight ETF

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$5,161	$477	$(764)	$(366)	$1	$4,509	$276

Russell 2000 Pure Value ETF

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$407,568	$141,815	$(364,961)	$(28,219)	$15,799	$172,002	$9,754

Russell Midcap Equal Weight ETF

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2018	Dividend Income
Invesco Ltd.	$10,748	$5,063	$—	$(3,501)	$—	$12,310	$251

Russell Midcap Pure Value ETF

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2018	Dividend Income
Invesco Ltd.	$—	$307,799	$—	$(66,036)	$—	$241,763	$3,341

Zacks Multi-Asset Income ETF

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco Ltd.	$1,693,818	$2,444,888	$(2,209,511)	$(17,352)	$(294,036)	$1,617,807	$17,407

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk

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or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Russell 2000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,107,260	$—	$2,420	$21,109,680
Money Market Funds	204,853	—	—	204,853

Total Investments	$21,312,113	$—	$2,420	$21,314,533

Wilshire Micro-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$26,677,043	$—	$24,812	$26,701,855
Money Market Funds	2,078,089	—	—	2,078,089

Total Investments	$28,755,132	$—	$24,812	$28,779,944

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2018, which expire as follows:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
Dynamic Large Cap Growth ETF	$15,986,258	$60,474,789	$2,323,935	$78,784,982
Dynamic Large Cap Value ETF	17,964,198	184,229,907	23,079,457	225,273,562
Russell 2000 Equal Weight ETF	2,491,519	2,319,075	1,490,480	6,301,074
Russell 2000 Pure Growth ETF	4,547,805	7,112,274	5,104,554	16,764,633
Russell 2000 Pure Value ETF	5,376,983	9,035,822	8,008,020	22,420,825
Russell Midcap Equal Weight ETF	741,893	1,691,536	1,909,228	4,342,657
Russell Midcap Pure Growth ETF	12,021,724	11,663,860	9,354,884	33,040,468
Russell Midcap Pure Value ETF	2,751,107	7,147,648	3,480,744	13,379,499
Russell Top 200 Equal Weight ETF	1,626,267	632,579	1,000,831	3,259,677
Russell Top 200 Pure Growth ETF	—	4,490,841	8,577,838	13,068,679
Russell Top 200 Pure Value ETF	—	1,063,765	1,321,159	2,384,924
Wilshire Micro-Cap ETF	244,420	342,013	1,748,980	2,335,413
Zacks Micro Cap ETF	7,234,973	23,403,900	1,684,842	32,323,715
Zacks Mid-Cap ETF	345,781	36,363,571	2,298,623	39,007,975
Zacks Multi-Asset Income ETF	2,630,663	305,005,612	65,639,899	373,276,174

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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Note 7. Investment Transactions

For the six-month period ended October 31, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Dynamic Large Cap Growth ETF	$432,487,503	$433,758,779
Dynamic Large Cap Value ETF	1,048,551,064	1,049,828,248
Russell 2000 Equal Weight ETF	6,324,662	5,890,471
Russell 2000 Pure Growth ETF	31,251,226	31,584,099
Russell 2000 Pure Value ETF	35,263,274	35,243,811
Russell Midcap Equal Weight ETF	4,380,882	5,170,197
Russell Midcap Pure Growth ETF	89,187,362	88,262,336
Russell Midcap Pure Value ETF	21,420,889	22,177,181
Russell Top 200 Equal Weight ETF	9,557,618	10,804,560
Russell Top 200 Pure Growth ETF	42,808,211	41,900,402
Russell Top 200 Pure Value ETF	30,543,769	30,170,327
Wilshire Micro-Cap ETF	9,361,667	9,125,508
Zacks Micro Cap ETF	13,532,047	13,177,296
Zacks Mid-Cap ETF	223,809,665	222,316,096
Zacks Multi-Asset Income ETF	309,884,104	290,523,716

For the six-month period ended October 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Dynamic Large Cap Growth ETF	$436,888,572	$390,207,046
Dynamic Large Cap Value ETF	601,334,801	674,322,140
Russell 2000 Equal Weight ETF	2,337,351	5,139,613
Russell 2000 Pure Growth ETF	75,669,580	45,151,008
Russell 2000 Pure Value ETF	25,528,572	30,524,211
Russell Midcap Equal Weight ETF	2,460,729	1,649,595
Russell Midcap Pure Growth ETF	242,433,685	130,804,841
Russell Midcap Pure Value ETF	15,497,102	14,744,286
Russell Top 200 Equal Weight ETF	5,325,310	4,172,468
Russell Top 200 Pure Growth ETF	99,276,266	73,443,669
Russell Top 200 Pure Value ETF	32,369,316	35,295,732
Wilshire Micro-Cap ETF	3,661,823	3,781,204
Zacks Micro Cap ETF	8,076,001	8,494,996
Zacks Mid-Cap ETF	170,564,003	183,374,011
Zacks Multi-Asset Income ETF	178,780,501	217,688,715

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dynamic Large Cap Growth ETF	$45,205,518	$(23,956,834)	$21,248,684	$605,784,664
Dynamic Large Cap Value ETF	32,434,550	(82,626,332)	(50,191,782)	1,336,653,340
Russell 2000 Equal Weight ETF	2,693,367	(3,312,332)	(618,965)	21,933,498
Russell 2000 Pure Growth ETF	5,439,785	(10,433,292)	(4,993,507)	87,726,893
Russell 2000 Pure Value ETF	5,415,675	(8,613,582)	(3,197,907)	74,753,158

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	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Russell Midcap Equal Weight ETF	$3,610,488	$(2,028,838)	$1,581,650	$21,955,520
Russell Midcap Pure Growth ETF	9,864,456	(22,766,986)	(12,902,530)	263,406,059
Russell Midcap Pure Value ETF	2,140,630	(4,167,615)	(2,026,985)	47,053,696
Russell Top 200 Equal Weight ETF	7,803,384	(2,918,514)	4,884,870	55,360,141
Russell Top 200 Pure Growth ETF	36,018,476	(7,214,906)	28,803,570	208,687,182
Russell Top 200 Pure Value ETF	4,967,923	(5,665,734)	(697,811)	101,008,731
Wilshire Micro-Cap ETF	3,956,495	(6,277,038)	(2,320,543)	31,100,487
Zacks Micro Cap ETF	1,592,291	(1,553,638)	38,653	19,310,843
Zacks Mid-Cap ETF	7,842,364	(16,834,789)	(8,992,425)	246,186,610
Zacks Multi-Asset Income ETF	4,247,878	(25,846,493)	(21,598,615)	278,861,676

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Wilshire Micro-Cap ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Event

At a meeting held on December 13, 2018, the Board of Trustees of the Trust approved the termination and winding down of Russell 2000 Equal Weight ETF, Wilshire Micro-Cap ETF and Zacks Micro Cap ETF, with the liquidation payment to shareholders expected to take place on or about February 27, 2019. Investors, who have elected not to sell their shares before market close on February 20, 2019 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 27, 2019.

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Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Invesco Wilshire Micro-Cap ETF), you incur advisory fees and other Fund expenses. As a shareholder of the Invesco Wilshire Micro-Cap ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2018.

In addition to the fees and expenses which the Invesco Wilshire Micro-Cap ETF, Invesco Zacks Micro Cap ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Dynamic Large Cap Growth ETF (PWB)
Actual	$1,000.00	$1,030.10	0.56%	$2.87
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85
Invesco Dynamic Large Cap Value ETF (PWV)
Actual	1,000.00	997.70	0.56	2.82
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85
Invesco Russell 2000 Equal Weight ETF (EQWS)
Actual	1,000.00	983.70	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28

109

Fees and Expenses (continued)

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Russell 2000 Pure Growth ETF (PXSG)
Actual	$1,000.00	$1,047.30	0.39%	$2.01
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
Invesco Russell 2000 Pure Value ETF (PXSV)
Actual	1,000.00	1,010.00	0.39	1.98
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
Invesco Russell Midcap Equal Weight ETF (EQWM)
Actual	1,000.00	996.00	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
Invesco Russell Midcap Pure Growth ETF (PXMG)
Actual	1,000.00	1,044.90	0.39	2.01
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
Invesco Russell Midcap Pure Value ETF (PXMV)
Actual	1,000.00	986.30	0.39	1.95
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
Invesco Russell Top 200 Equal Weight ETF (EQWL)
Actual	1,000.00	1,010.00	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
Invesco Russell Top 200 Pure Growth ETF (PXLG)
Actual	1,000.00	1,026.30	0.36	1.84
Hypothetical (5% return before expenses)	1,000.00	1,023.39	0.36	1.84
Invesco Russell Top 200 Pure Value ETF (PXLV)
Actual	1,000.00	993.40	0.39	1.96
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
Invesco Wilshire Micro-Cap ETF (WMCR)
Actual	1,000.00	973.76	0.50	2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.50	2.55
Invesco Zacks Micro Cap ETF (PZI)
Actual	1,000.00	973.10	0.70	3.48
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57
Invesco Zacks Mid-Cap ETF (CZA)
Actual	1,000.00	976.66	0.65	3.24
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31
Invesco Zacks Multi-Asset Income ETF (CVY)
Actual	1,000.00	969.80	0.65	3.23
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

110

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-5	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

October 31, 2018

PPA	Invesco Aerospace & Defense ETF
PZD	Invesco CleantechTM ETF
PDP	Invesco DWA Momentum ETF
PSP	Invesco Global Listed Private Equity ETF
PGJ	Invesco Golden Dragon China ETF
NFO	Invesco Insider Sentiment ETF
PBP	Invesco S&P 500 BuyWrite ETF
SPHQ	Invesco S&P 500® Quality ETF
CSD	Invesco S&P Spin-Off ETF
PHO	Invesco Water Resources ETF
PBW	Invesco WilderHill Clean Energy ETF
PUW	Invesco WilderHill Progressive Energy ETF

2

Invesco Aerospace & Defense ETF (PPA)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Aerospace & Defense	74.4
IT Services	7.3
Industrial Conglomerates	6.9
Containers & Packaging	3.7
Machinery	2.1
Electronic Equipment, Instruments & Components	1.8
Communications Equipment	1.1
Software	0.8
Diversified Telecommunication Services	0.7
Construction & Engineering	0.7
Trading Companies & Distributors	0.4
Commercial Services & Supplies	0.1
Building Products	0.0
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—74.4%
75,655	AAR Corp.	$3,599,665
152,992	Aerojet Rocketdyne Holdings, Inc.(b)	5,403,677
52,104	Aerovironment, Inc.(b)	4,687,797
115,439	Axon Enterprise, Inc.(b)	7,124,895
196,786	Boeing Co. (The)	69,831,480
217,989	BWX Technologies, Inc.	12,743,637
59,123	Cubic Corp.	3,879,060
96,660	Curtiss-Wright Corp.	10,580,404
24,700	Ducommun, Inc.(b)	917,852
93,810	Elbit Systems Ltd. (Israel)	11,209,357
80,250	Engility Holdings, Inc.(b)	2,490,158
65,340	Esterline Technologies Corp.(b)	7,668,302
296,868	General Dynamics Corp.	51,233,479
252,873	Harris Corp.	37,604,744
288,889	HEICO Corp.	24,217,565
196,559	Hexcel Corp.	11,502,633
98,709	Huntington Ingalls Industries, Inc.	21,565,942
108,696	KeyW Holding Corp. (The)(b)	851,090
225,125	Kratos Defense & Security Solutions, Inc.(b)	2,820,816
170,409	L3 Technologies, Inc.	32,287,393
214,499	Lockheed Martin Corp.	63,030,531
122,504	Maxar Technologies Ltd.	1,826,535
102,268	Mercury Systems, Inc.(b)	4,792,279
77,986	Moog, Inc., Class A	5,579,898
174,074	Northrop Grumman Corp.	45,598,684
287,957	Raytheon Co.	50,403,993
292,213	Rockwell Collins, Inc.	37,409,108

Number of Shares		Value
	Common Stocks (continued)
	Aerospace & Defense (continued)
21,432	Sparton Corp.(b)	$265,328
77,850	Teledyne Technologies, Inc.(b)	17,226,648
572,198	Textron, Inc.	30,686,979
112,205	TransDigm Group, Inc.(b)	37,055,701
108,250	Triumph Group, Inc.	1,975,563
515,949	United Technologies Corp.	64,086,025
24,235	Vectrus, Inc.(b)	649,498

		682,806,716

	Building Products—0.0%
1	Resideo Technologies, Inc.(b)	21

	Commercial Services & Supplies—0.1%
23,622	VSE Corp.	740,786

	Communications Equipment—1.1%
51,401	Comtech Telecommunications Corp.	1,435,116
128,376	ViaSat, Inc.(b)	8,185,254

		9,620,370

	Construction & Engineering—0.7%
305,478	KBR, Inc.	6,042,355

	Containers & Packaging—3.7%
764,950	Ball Corp.	34,269,760

	Diversified Telecommunication Services—0.7%
260,655	Intelsat SA(b)	6,792,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Aerospace & Defense ETF (PPA) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components—1.8%
304,196	FLIR Systems, Inc.	$14,087,317
40,731	OSI Systems, Inc.(b)	2,816,956

		16,904,273

	Industrial Conglomerates—6.9%
437,522	Honeywell International, Inc.	63,361,936

	IT Services—7.3%
314,216	Booz Allen Hamilton Holding Corp.	15,566,261
53,841	CACI International, Inc., Class A(b)	9,608,465
330,605	Leidos Holdings, Inc.	21,416,592
85,497	ManTech International Corp., Class A	4,897,268
361,117	Perspecta, Inc.	8,843,755
93,713	Science Applications International Corp.	6,513,991

		66,846,332

	Machinery—2.1%
163,482	Oshkosh Corp.	9,177,879
133,423	Woodward, Inc.	9,825,270

		19,003,149

	Software—0.8%
407,772	FireEye, Inc.(b)	7,539,704

	Trading Companies & Distributors—0.4%
60,620	Kaman Corp.	3,850,582

	Total Investments in Securities (Cost $780,655,809)—100.0%	917,778,653
	Other assets less liabilities—(0.0)%	(138,711)

	Net Assets—100.0%	$917,639,942

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Cleantech™ ETF (PZD)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Electrical Equipment	19.4
Machinery	11.1
Electronic Equipment, Instruments & Components	10.0
Semiconductors & Semiconductor Equipment	8.5
Chemicals	8.1
Industrial Conglomerates	7.7
Professional Services	7.5
Building Products	5.9
Software	5.7
Life Sciences Tools & Services	3.1
Commercial Services & Supplies	3.0
Auto Components	2.9
Aerospace & Defense	2.5
Independent Power & Renewable Electricity Producers	1.9
Equity REITs	1.2
Communications Equipment	0.8
Construction & Engineering	0.7
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Aerospace & Defense—2.5%
64,644	Hexcel Corp.	$3,782,967

	Auto Components—2.9%
111,772	BorgWarner, Inc.	4,404,935

	Building Products—5.9%
142,049	Johnson Controls International PLC	4,541,306
102,744	Kingspan Group PLC (Ireland)	4,470,299

		9,011,605

	Chemicals—8.1%
1,039	Gurit Holding AG (Switzerland)(b)	944,076
96,324	Novozymes A/S, Class B (Denmark)	4,761,563
153,512	PQ Group Holdings, Inc.(b)	2,463,868
90,056	Umicore SA (Belgium)	4,243,756

		12,413,263

	Commercial Services & Supplies—3.0%
187,864	Tomra Systems ASA (Norway)	4,671,482

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Communications Equipment—0.8%
59,378	CalAmp Corp.(b)	$1,183,997

	Construction & Engineering—0.7%
54,567	Aegion Corp.(b)	1,056,417

	Electrical Equipment—19.4%
218,638	ABB Ltd. (Switzerland)	4,412,319
49,795	EnerSys	3,962,188
64,587	Schneider Electric SE (France)	4,680,610
98,897	Sensata Technologies Holding PLC(b)	4,638,269
159,029	SGL Carbon SE (Germany)(b)	1,597,364
381,954	Siemens Gamesa Renewable Energy SA (Spain)(b)	4,237,711
46,503	TPI Composites, Inc.(b)	1,174,666
79,768	Vestas Wind Systems A/S (Denmark)	5,004,353

		29,707,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Cleantech™ ETF (PZD) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Electronic Equipment, Instruments & Components—10.0%
43,551	Badger Meter, Inc.	$2,138,790
89,836	Hollysys Automation Technologies Ltd. (China)	1,726,648
59,485	Horiba Ltd. (Japan)	2,793,589
50,402	Itron, Inc.(b)	2,627,960
1,067,781	Opus Group AB (Sweden)	653,074
120,450	Trimble, Inc.(b)	4,502,421
49,499	Vaisala OYJ, Class A (Finland)	970,267

		15,412,749

	Equity REITs—1.2%
88,173	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,829,590

	Independent Power & Renewable Electricity Producers—1.9%
58,288	Ormat Technologies, Inc.	2,982,597

	Industrial Conglomerates—7.7%
50,686	Raven Industries, Inc.	2,203,827
17,136	Roper Technologies, Inc.	4,847,774
41,036	Siemens AG (Germany)	4,729,555

		11,781,156

	Life Sciences Tools & Services—3.1%
9,334	Eurofins Scientific SE (Luxembourg)	4,721,074

	Machinery—11.1%
80,536	Donaldson Co., Inc.	4,129,886
17,093	Kadant, Inc.	1,687,079
66,840	Kornit Digital Ltd. (Israel)(b)	1,233,866
18,800	Lindsay Corp.	1,797,656
53,546	Woodward, Inc.	3,943,128
65,222	Xylem, Inc.	4,277,259

		17,068,874

	Professional Services—7.5%
83,285	Intertek Group PLC (United Kingdom)	4,988,846
97,565	Ricardo PLC (United Kingdom)	885,112
2,002	SGS SA (Switzerland)	4,760,696
29,256	Willdan Group, Inc.(b)	883,531

		11,518,185

	Semiconductors & Semiconductor Equipment—8.5%
57,696	Advanced Energy Industries, Inc.(b)	2,482,659
101,921	Cree, Inc.(b)	3,956,573
1,347,431	Meyer Burger Technology AG (Switzerland)(b)(c)	707,271
44,890	Power Integrations, Inc.	2,528,205
40,072	SMA Solar Technology AG (Germany)	935,313
63,918	SolarEdge Technologies, Inc.(b)	2,475,544

		13,085,565

	Software—5.7%
28,889	ANSYS, Inc.(b)	4,320,350
34,643	Autodesk, Inc.(b)	4,477,608

		8,797,958

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $125,672,707)—100.0%	153,429,894

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.4%
639,329	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $639,329)	$639,329

	Total Investments in Securities (Cost $126,312,036)—100.4%	154,069,223
	Other assets less liabilities—(0.4)%	(640,645)

	Net Assets—100.0%	$153,428,578

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco DWA Momentum ETF (PDP)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Information Technology	28.8
Industrials	21.4
Consumer Discretionary	18.5
Health Care	12.0
Financials	7.8
Communication Services	3.9
Materials	3.3
Consumer Staples	1.8
Energy	1.0
Real Estate	0.8
Utilities	0.7
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—3.9%
109,817	Activision Blizzard, Inc.	$7,582,864
39,363	IAC/InterActiveCorp.(b)	7,738,372
158,512	Live Nation Entertainment, Inc.(b)	8,290,178
2,393,809	Sirius XM Holdings, Inc.(c)	14,410,730
143,422	Take-Two Interactive Software, Inc.(b)	18,482,793

		56,504,937

	Consumer Discretionary—18.5%
19,585	Amazon.com, Inc.(b)	31,297,026
109,684	Best Buy Co., Inc.	7,695,429
57,791	Burlington Stores, Inc.(b)	9,910,579
159,143	Domino’s Pizza, Inc.	42,776,047
84,130	Grand Canyon Education, Inc.(b)	10,491,011
84,527	GrubHub, Inc.(b)	7,839,034
46,628	Home Depot, Inc. (The)	8,200,933
341,034	NIKE, Inc., Class B	25,591,191
135,285	O’Reilly Automotive, Inc.(b)	43,392,664
60,945	Pool Corp.	8,882,734
350,586	Service Corp. International	14,538,801
148,359	Texas Roadhouse, Inc.	8,969,785
101,053	TJX Cos., Inc. (The)	11,103,704
39,773	Vail Resorts, Inc.	9,995,750
230,537	VF Corp.	19,106,907
60,419	Wayfair, Inc., Class A(b)	6,663,611

		266,455,206

	Consumer Staples—1.8%
37,665	Costco Wholesale Corp.	8,611,349
62,353	Estee Lauder Cos., Inc. (The), Class A	8,569,797
95,574	National Beverage Corp.(b)	8,835,816

		26,016,962

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy—1.0%
230,656	Cheniere Energy, Inc.(b)	$13,933,929

	Financials—7.8%
87,795	American Financial Group, Inc.	8,782,134
76,096	Credit Acceptance Corp.(b)	32,296,665
115,675	Discover Financial Services	8,059,077
48,215	Moody’s Corp.	7,014,318
56,051	MSCI, Inc.	8,428,950
40,138	S&P Global, Inc.	7,317,960
396,579	W.R. Berkley Corp.	30,100,346
206,518	Western Alliance Bancorp(b)	9,962,428

		111,961,878

	Health Care—12.0%
68,018	Align Technology, Inc.(b)	15,045,581
54,404	Becton, Dickinson and Co.	12,540,122
234,005	Boston Scientific Corp.(b)	8,456,941
164,552	Danaher Corp.	16,356,469
28,205	Humana, Inc.	9,037,164
31,597	ICU Medical, Inc.(b)	8,048,704
51,163	IDEXX Laboratories, Inc.(b)	10,852,695
77,178	Masimo Corp.(b)	8,921,777
158,978	Nektar Therapeutics(b)	6,149,269
87,455	PRA Health Sciences, Inc.(b)	8,471,766
68,358	Sarepta Therapeutics, Inc.(b)	9,143,566
35,969	UnitedHealth Group, Inc.	9,400,498
85,723	Veeva Systems, Inc., Class A(b)	7,830,796
45,379	Waters Corp.(b)	8,607,942
29,140	WellCare Health Plans, Inc.(b)	8,042,349

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco DWA Momentum ETF (PDP) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
248,377	West Pharmaceutical Services, Inc.	$26,308,092

		173,213,731

	Industrials—21.4%
26,341	Boeing Co. (The)	9,347,367
41,159	Cintas Corp.	7,485,587
433,862	Copart, Inc.(b)	21,220,191
31,998	CoStar Group, Inc.(b)	11,564,717
63,033	Equifax, Inc.	6,394,068
133,216	HEICO Corp.	11,167,497
128,043	Hexcel Corp.	7,493,076
110,970	IDEX Corp.	14,073,216
335,244	J.B. Hunt Transport Services, Inc.	37,081,339
39,074	Lennox International, Inc.	8,240,316
241,978	Navistar International Corp.(b)	8,103,843
144,665	Old Dominion Freight Line, Inc.	18,867,209
629,125	Rollins, Inc.	37,244,200
117,349	Roper Technologies, Inc.	33,198,032
83,410	Teledyne Technologies, Inc.(b)	18,456,965
52,236	TransDigm Group, Inc.(b)	17,250,939
153,297	Union Pacific Corp.	22,415,087
45,299	W.W. Grainger, Inc.	12,863,557
79,694	XPO Logistics, Inc.(b)	7,123,050

		309,590,256

	Information Technology—28.8%
107,620	2U, Inc.(b)	6,770,374
49,011	Accenture PLC, Class A	7,725,114
38,783	Adobe, Inc.(b)	9,531,310
280,768	Amphenol Corp., Class A	25,128,736
189,078	ANSYS, Inc.(b)	28,276,615
221,668	Apple, Inc.	48,514,258
128,546	Aspen Technology, Inc.(b)	10,912,270
69,935	Broadridge Financial Solutions, Inc.	8,178,199
278,646	Cadence Design Systems, Inc.(b)	12,419,252
60,739	Fair Isaac Corp.(b)	11,705,013
283,976	Fiserv, Inc.(b)	22,519,297
118,112	Gartner, Inc.(b)	17,423,882
67,070	Global Payments, Inc.	7,661,406
50,743	Intuit, Inc.	10,706,773
80,168	Jack Henry & Associates, Inc.	12,011,571
195,504	Mastercard, Inc., Class A	38,645,276
97,477	Monolithic Power Systems, Inc.	11,513,983
102,066	NVIDIA Corp.	21,518,575
142,100	Paycom Software, Inc.(b)	17,790,920
130,195	Pegasystems, Inc.	6,968,036
48,215	ServiceNow, Inc.(b)	8,728,844
192,504	Square, Inc., Class A(b)	14,139,419
152,706	SS&C Technologies Holdings, Inc.	7,812,439
61,746	Tyler Technologies, Inc.(b)	13,069,158
63,511	Ultimate Software Group, Inc. (The)(b)	16,933,938
71,665	Universal Display Corp.	8,815,512
79,525	Visa, Inc., Class A	10,962,521

		416,382,691

	Materials—3.3%
122,005	AptarGroup, Inc.	12,439,630
143,750	RPM International, Inc.	8,793,188

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
67,854	Sherwin-Williams Co. (The)	$26,698,513

		47,931,331

	Real Estate—0.8%
123,975	Extra Space Storage, Inc. REIT	11,165,188

	Utilities—0.7%
60,085	NextEra Energy, Inc.	10,364,663

	Total Common Stocks & Other Equity Interests (Cost $1,243,650,864)	1,443,520,772

	Money Market Fund—0.1%
2,051,700	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $2,051,700)	2,051,700

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,245,702,564)—100.1%	1,445,572,472

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.0%
14,224,182	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $14,224,182)	14,224,182

	Total Investments in Securities (Cost $1,259,926,746)—101.1%	1,459,796,654
	Other assets less liabilities—(1.1)%	(15,999,158)

	Net Assets—100.0%	$1,443,797,496

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global Listed Private Equity ETF (PSP)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Capital Markets	48.0
Diversified Financial Services	17.3
Interactive Media & Services	4.0
Media	3.6
Electrical Equipment	3.3
Internet & Direct Marketing Retail	2.6
Wireless Telecommunication Services	2.3
Industrial Conglomerates	2.0
Food Products	1.4
IT Services	1.2
Construction & Engineering	0.2
Money Market Funds Plus Other Assets Less Liabilities	14.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—85.9%
	Capital Markets—48.0%
704,852	3i Group PLC (United Kingdom)	$7,909,283
118,750	Alaris Royalty Corp. (Canada)(b)	1,739,768
1,351,341	Allied Minds PLC (United Kingdom)(c)	1,027,372
107,983	Altamir (France)	1,891,532
236,216	Apollo Global Management LLC, Class A	6,949,475
449,396	Apollo Investment Corp.	2,323,377
438,124	Ares Capital Corp.	7,518,208
71,060	AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	3,312,366
131,653	BlackRock TCP Capital Corp.	1,843,142
1,257,667	Brait SE (South Africa)(c)	3,150,502
99,249	Bure Equity AB (Sweden)	1,294,406
213,480	Carlyle Group LP (The)(b)	4,327,240
198,663	Corporate Capital Trust, Inc.	2,769,362
59,751	Deutsche Beteiligungs AG (Germany)	2,447,385
350,092	FS Investment Corp.(b)	2,202,079
56,216	Gimv NV (Belgium)	3,003,243
111,448	Gladstone Investment Corp.(b)	1,164,632
84,632	Goldman Sachs BDC, Inc.(b)	1,751,882
134,229	Golub Capital BDC, Inc.	2,476,525
66,632	Hamilton Lane, Inc., Class A	2,557,336
3,521	HBM Healthcare Investments AG, Class A (Switzerland)	581,058
190,056	Hercules Capital, Inc.	2,381,402
352,748	Intermediate Capital Group PLC (United Kingdom)	4,290,889
1,821,513	IP Group PLC (United Kingdom)(c)	2,490,358
84,240	JAFCO Co. Ltd. (Japan)	3,254,498
79,406	Main Street Capital Corp.(b)	2,964,226
138,036	New Mountain Finance Corp.	1,837,259

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Capital Markets (continued)
373,979	Oaktree Specialty Lending Corp.	$1,701,605
12,581	Partners Group Holding AG (Switzerland)	8,973,921
262,871	Princess Private Equity Holding Ltd. (Guernsey)	2,966,545
422,260	Prospect Capital Corp.(b)	2,867,145
869,560	Ratos AB, Class B (Sweden)	2,351,885
87,325	Solar Capital Ltd.	1,798,895
415,060	Tamburi Investment Partners SpA (Italy)	2,708,833
144,940	TCG BDC, Inc.(b)	2,319,040
123,852	TPG Specialty Lending, Inc.	2,486,948
1,918,623	Zeder Investments Ltd. (South Africa)	610,685

		108,244,307

	Construction & Engineering—0.2%
106,607	HC2 Holdings, Inc.(c)	554,356

	Diversified Financial Services—17.3%
27,991	Ackermans & van Haaren NV (Belgium)	4,411,583
1,394,217	Apax Global Alpha Ltd. (Guernsey)(d)	2,298,084
147,233	Cannae Holdings, Inc.(c)	2,719,393
138,311	Compass Diversified Holdings(b)	2,186,697
80,044	Eurazeo SE (France)	5,854,285
123,578	HgCapital Trust PLC (United Kingdom)	3,110,664
182,500	Kinnevik AB, Class B (Sweden)	5,069,833
168,050	NB Private Equity Partners Ltd. (United Kingdom)	2,329,775
78,553	Onex Corp. (Canada)	5,177,051
45,622	Wendel SA (France)	5,923,901

		39,081,266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global Listed Private Equity ETF (PSP) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Electrical Equipment—3.3%
3,485,558	Melrose Industries PLC (United Kingdom)	$7,511,115

	Food Products—1.4%
38,469	Schouw & Co. A/S (Denmark)	3,146,014

	Industrial Conglomerates—2.0%
3,182,850	Fosun International Ltd. (China)	4,644,718

	Interactive Media & Services—4.0%
45,832	IAC/InterActiveCorp.(c)	9,010,113

	Internet & Direct Marketing Retail—2.6%
199,793	Rocket Internet SE (Germany)(c)(d)	5,777,099

	IT Services—1.2%
96,916	Digital Garage, Inc. (Japan)	2,649,292

	Media—3.6%
46,357	Naspers Ltd., Class N (South Africa)	8,139,430

	Wireless Telecommunication Services—2.3%
64,401	SoftBank Group Corp. (Japan)	5,163,265

	Total Common Stocks & Other Equity Interests (Cost $193,672,874)	193,920,975

	Money Market Fund—8.8%
19,791,224	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(e) (Cost $19,791,224)	19,791,224

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $213,464,098)—94.7%	213,712,199

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.9%
11,106,350	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(e)(f) (Cost $11,106,350)	11,106,350

	Total Investments in Securities (Cost $224,570,448)—99.6%	224,818,549
	Other assets less liabilities—0.4%	902,916

	Net Assets—100.0%	$225,721,465

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2018.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2018 was $8,075,183, which represented 3.58% of the Fund’s Net Assets.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	12.7%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Global Listed Private Equity ETF (PSP) (continued)

October 31, 2018

(Unaudited)

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(a)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 65 basis points	Monthly	October-2019		$7,910,175	$—	$43,222	$43,222
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 65 basis points	Monthly	October-2019		8,193,021	—	61,042	61,042

Subtotal—Appreciation								—	104,264	104,264

Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Month CDOR plus 65 basis points	Monthly	October-2019	CAD	5,140,987	—	(21,601)	(21,601)
Morgan Stanley Capital Services LLC	Receive	Riverstone Energy Ltd.	1-Month LIBOR plus 85 basis points	Monthly	August-2020	GBP	1,711,795	—	(3,114)	(3,114)

Subtotal—Depreciation								—	(24,715)	(24,715)

Total Over-The-Counter Total Return Swap Agreements—Equity Risk								$—	$79,549	$79,549

Investment Abbreviations:

CAD—Canadian Dollar

CDOR—Canadian Dollar Offered Rate

GBP—Pound Sterling

LIBOR—London Interbank Offered Rate

(a)	Notional Value is denominated in U.S. Dollars unless otherwise noted.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Golden Dragon China ETF (PGJ)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Communication Services	44.4
Consumer Discretionary	38.0
Industrials	5.3
Information Technology	3.4
Financials	3.2
Energy	2.6
Health Care	2.2
Real Estate	0.4
Consumer Staples	0.2
Materials	0.1
Utilities	0.1
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—44.4%
110,604	58.com, Inc., Class A ADR (China)(b)	$7,254,516
70,704	Autohome, Inc., Class A ADR (China)	5,117,556
74,355	Baidu, Inc. ADR (China)(b)	14,131,911
52,749	Bilibili, Inc. ADR (China)(b)(c)	712,111
38,078	Bitauto Holdings Ltd. ADR (China)(b)	727,290
24,573	Changyou.com Ltd., Class A ADR (China)	328,787
139,728	China Mobile Ltd. ADR (China)	6,504,338
7,636	China Telecom Corp. Ltd., H-Shares ADR (China)	357,976
44,542	China Unicom (Hong Kong) Ltd. ADR (China)	464,573
373,692	Fang Holdings Ltd. ADR (China)(b)	758,595
169,103	iQIYI, Inc. ADR (China)(b)	3,321,183
181,831	Momo, Inc., Class A ADR (China)(b)	6,104,067
85,181	NetEase, Inc. ADR (China)	17,704,871
40,903	Phoenix New Media Ltd. ADR (China)(b)	131,708
89,696	SINA Corp. (China)(b)	5,678,654
49,650	Sohu.com Ltd. ADR (China)(b)	897,175
80,438	Weibo Corp., Class A ADR (China)(b)	4,746,646
62,161	YY, Inc., Class A ADR (China)(b)	3,972,088

		78,914,045

	Consumer Discretionary—38.0%
37,503	500.com Ltd., Class A ADR (China)(b)	274,897
96,212	Alibaba Group Holding Ltd. ADR (China)(b)	13,689,043
54,413	Baozun, Inc. ADR (China)(b)(c)	2,166,182
34,223	Bright Scholar Education Holdings Ltd. ADR (China)(b)	423,339
430,169	Ctrip.com International Ltd. ADR (China)(b)	14,316,024
3,725	Hailiang Education Group, Inc. ADR (China)(b)	231,732
182,568	Huazhu Group Ltd. ADR (China)	4,775,979
537,864	JD.com, Inc., Class A ADR (China)(b)	12,650,561

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
126,379	Jumei International Holding Ltd., Class A ADR (China)(b)	$245,175
64,644	Kandi Technologies Group, Inc. (China)(b)(c)	310,938
107,132	New Oriental Education & Technology Group, Inc. ADR (China)(b)	6,268,293
29,100	RISE Education Cayman Ltd. ADR (China)(b)	330,867
12,012	Secoo Holding Ltd. ADR (China)(b)	108,108
284,479	TAL Education Group ADR (China)(b)	8,244,201
43,866	Tarena International, Inc., Class A ADR (China)(c)	379,441
44,724	Tuniu Corp., Class A ADR (China)(b)(c)	284,445
586,087	Vipshop Holdings Ltd., Class A ADR (China)(b)	2,848,383

		67,547,608

	Consumer Staples—0.2%
99,286	Pingtan Marine Enterprise Ltd.(c)	293,887

	Energy—2.6%
21,247	China Petroleum & Chemical Corp., H-Shares ADR (China)	1,713,783
13,198	CNOOC Ltd. ADR (China)	2,233,761
10,325	PetroChina Co. Ltd., H-Shares ADR (China)	750,008
26,179	Sino Clean Energy, Inc. (China)(b)(d)	0

		4,697,552

	Financials—3.2%
26,771	AGM Group Holdings, Inc. (China)(b)(c)	845,696
27,773	China Internet Nationwide Financial Services, Inc. (China)(b)	48,603
32,488	China Life Insurance Co. Ltd., H-Shares ADR (China)	326,829

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Golden Dragon China ETF (PGJ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
33,059	CM Seven Star Acquisiton Corp. (Hong Kong)(b)	$331,582
44,269	Fanhua, Inc. ADR (China)	1,185,524
56,160	LexinFintech Holdings Ltd. ADR (China)(b)	549,245
36,679	Noah Holdings Ltd. ADR (China)(b)	1,383,165
113,319	Qudian, Inc. ADR (China)(b)	472,540
32,502	Senmiao Technology Ltd. (China)(b)(c)	135,858
18,330	Yintech Investment Holdings Ltd. ADR (China)(c)	106,497
14,592	Yirendai Ltd. ADR (China)(c)	227,052

		5,612,591

	Health Care—2.2%
46,802	China Biologic Products Holdings, Inc. (China)(b)	3,109,525
71,941	Sinovac Biotech Ltd. (China)(b)	510,781
14,522	Zai Lab Ltd. ADR (China)(b)	237,580

		3,857,886

	Industrials—5.3%
45,760	51job, Inc. ADR (China)(b)	2,810,122
23,021	China Customer Relations Center, Inc. (China)(b)(c)	272,339
14,136	Newater Technology, Inc.(b)	111,250
382,470	ZTO Express Cayman, Inc. ADR (China)	6,203,663

		9,397,374

	Information Technology—3.4%
77,938	21Vianet Group, Inc., Class A ADR (China)(b)	847,576
73,573	Canadian Solar, Inc. (Canada)(b)	1,052,094
52,493	Cheetah Mobile, Inc., Class A ADR (China)(b)	500,258
11,596	Daqo New Energy Corp. ADR (China)(b)	247,575
61,618	GDS Holdings Ltd. ADR (China)(b)	1,446,174
19,933	Gridsum Holding, Inc. ADR (China)(b)(c)	107,040
75,784	Hollysys Automation Technologies Ltd. (China)	1,456,568
14,443	Huami Corp. ADR (China)(b)	134,898
35,832	JinkoSolar Holding Co. Ltd. ADR (China)(b)	288,806

		6,080,989

	Materials—0.1%
4,943	Sinopec Shanghai Petrochemical Co. Ltd. ADR (China)	216,750

	Real Estate—0.4%
47,192	Nam Tai Property, Inc. (China)	435,582
53,059	Xinyuan Real Estate Co. Ltd. ADR (China)	219,134

		654,716

	Utilities—0.1%
6,874	Huaneng Power International, Inc., H-Shares ADR (China)(c)	151,640

	Total Common Stocks & Other Equity Interests (Cost $213,201,433)	177,425,038

Number of Shares		Value
	Money Market Fund—0.2%
429,465	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(e) (Cost $429,465)	$429,465

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $213,630,898)—100.1%	177,854,503

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.2%
2,051,217	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(e)(f) (Cost $2,051,217)	2,051,217

	Total Investments in Securities (Cost $215,682,115)—101.3%	179,905,720
	Other assets less liabilities—(1.3)%	(2,345,391)

	Net Assets—100.0%	$177,560,329

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:

China	98.9%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Insider Sentiment ETF (NFO)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Industrials	17.4
Information Technology	17.0
Utilities	14.2
Real Estate	11.5
Financials	9.5
Health Care	9.2
Energy	6.0
Consumer Discretionary	5.8
Materials	4.1
Communication Services	3.2
Consumer Staples	2.1
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—3.2%
22,972	Discovery, Inc., Class A(b)	$744,063
2,331	Madison Square Garden Co. (The), Class A(b)	644,802
13,769	Verizon Communications, Inc.	786,072

		2,174,937

	Consumer Discretionary—5.8%
8,825	Choice Hotels International, Inc.	647,755
3,549	Home Depot, Inc. (The)	624,198
14,623	Tapestry, Inc.	618,699
8,334	Target Corp.	696,973
5,700	Tiffany & Co.	634,410
2,679	Vail Resorts, Inc.	673,286

		3,895,321

	Consumer Staples—2.1%
4,887	Clorox Co. (The)	725,475
13,476	Herbalife Nutrition Ltd.(b)	717,732

		1,443,207

	Energy—6.0%
9,498	ConocoPhillips	663,910
51,842	Oasis Petroleum, Inc.(b)	521,531
8,946	Occidental Petroleum Corp.	600,008
14,729	PBF Energy, Inc., Class A	616,409
52,696	Transocean Ltd.(b)	580,183
13,860	Whiting Petroleum Corp.(b)	516,978
36,537	WPX Energy, Inc.(b)	586,053

		4,085,072

	Financials—9.5%
6,903	American Express Co.	709,145
6,810	Assurant, Inc.	662,000

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
21,937	Blackstone Mortgage Trust, Inc., Class A REIT	$740,154
5,764	Erie Indemnity Co., Class A	747,533
7,198	Northern Trust Corp.	677,116
10,348	Progressive Corp. (The)	721,256
3,762	S&P Global, Inc.	685,888
34,160	Starwood Property Trust, Inc. REIT	741,955
13,920	US Bancorp	727,599

		6,412,646

	Health Care—9.2%
10,021	Abbott Laboratories	690,848
2,817	Becton, Dickinson and Co.	649,318
17,938	Hologic, Inc.(b)	699,403
2,600	ICU Medical, Inc.(b)	662,298
6,938	Insulet Corp.(b)	612,001
5,320	Johnson & Johnson	744,747
4,233	Laboratory Corp. of America Holdings(b)	679,608
16,681	Pfizer, Inc.	718,284
8,029	Zoetis, Inc.	723,814

		6,180,321

	Industrials—17.4%
8,117	Allegion PLC	695,870
14,134	Allison Transmission Holdings, Inc.	623,027
6,035	Carlisle Cos., Inc.	582,921
12,712	Delta Air Lines, Inc.	695,728
17,180	HD Supply Holdings, Inc.(b)	645,452
4,613	Honeywell International, Inc.	668,055
4,879	IDEX Corp.	618,755
7,186	Ingersoll-Rand PLC	689,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Insider Sentiment ETF (NFO) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
12,316	KAR Auction Services, Inc.	$701,273
8,938	Kirby Corp.(b)	643,000
10,117	Republic Services, Inc.	735,303
2,482	Roper Technologies, Inc.	702,158
4,004	Snap-on, Inc.	616,376
11,771	Southwest Airlines Co.	577,956
10,286	Textron, Inc.	551,638
1,975	TransDigm Group, Inc.(b)	652,244
6,098	Verisk Analytics, Inc.(b)	730,784
2,057	W.W. Grainger, Inc.	584,126

		11,714,091

	Information Technology—17.0%
4,879	Automatic Data Processing, Inc.	702,966
3,992	CACI International, Inc., Class A(b)	712,412
11,751	CDK Global, Inc.	672,627
6,613	Citrix Systems, Inc.(b)	677,634
7,861	DXC Technology Co.	572,517
3,216	Fair Isaac Corp.(b)	619,755
30,041	First Data Corp., Class A(b)	562,968
11,959	FLIR Systems, Inc.	553,821
5,770	Global Payments, Inc.	659,107
7,278	Guidewire Software, Inc.(b)	647,524
28,526	HP, Inc.	688,618
8,873	j2 Global, Inc.	646,309
4,592	Jack Henry & Associates, Inc.	688,019
2,616	NVIDIA Corp.	551,531
6,923	PTC, Inc.(b)	570,525
8,520	Twilio, Inc., Class A(b)	640,875
4,591	VeriSign, Inc.(b)	654,401
7,259	Worldpay, Inc., Class A(b)	666,667

		11,488,276

	Materials—4.1%
4,401	Air Products & Chemicals, Inc.	679,295
13,503	CF Industries Holdings, Inc.	648,549
4,689	Ecolab, Inc.	718,120
22,633	Mosaic Co. (The)	700,265

		2,746,229

	Real Estate—11.5%
33,582	American Homes 4 Rent, Class A REIT	707,573
16,658	Apartment Investment & Management Co., Class A REIT	716,960
22,908	Equity Commonwealth REIT	682,200
5,918	Howard Hughes Corp. (The)(b)	659,975
9,449	Lamar Advertising Co., Class A REIT	692,801
49,303	Medical Properties Trust, Inc. REIT	732,643
21,743	Rayonier, Inc. REIT	656,639
11,367	Regency Centers Corp. REIT	720,213
31,796	Sabra Health Care REIT, Inc. REIT	688,383
4,159	Simon Property Group, Inc. REIT	763,260
101,255	VEREIT, Inc. REIT	742,199

		7,762,846

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities—14.2%
52,508	AES Corp. (The)	$765,567
11,628	Ameren Corp.	750,936
9,648	Consolidated Edison, Inc.	733,248
6,736	DTE Energy Co.	757,126
16,837	Exelon Corp.	737,629
19,777	FirstEnergy Corp.	737,287
19,655	NRG Energy, Inc.	711,314
8,934	ONE Gas, Inc.	704,982
16,117	Portland General Electric Co.	726,554
16,860	Southern Co. (The)	759,206
29,546	Vistra Energy Corp.(b)	668,626
11,011	WEC Energy Group, Inc.	753,152
15,571	Xcel Energy, Inc.	763,135

		9,568,762

	Total Common Stocks & Other Equity Interests (Cost $66,204,003)	67,471,708

	Money Market Fund—0.2%
120,127	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $120,127)	120,127

	Total Investments in Securities (Cost $66,324,130)—100.2%	67,591,835
	Other assets less liabilities—(0.2)%	(119,449)

	Net Assets—100.0%	$67,472,386

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P 500 BuyWrite ETF (PBP)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Information Technology	20.8
Health Care	15.1
Financials	13.6
Communication Services	10.1
Consumer Discretionary	9.9
Industrials	9.3
Consumer Staples	7.4
Energy	5.7
Utilities	3.1
Real Estate	2.8
Materials	2.6
Other Assets Less Liabilities	(0.4)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.4%(b)
	Communication Services—10.1%
11,019	Activision Blizzard, Inc.	$760,862
4,297	Alphabet, Inc., Class A(c)	4,686,222
4,426	Alphabet, Inc., Class C(c)	4,765,784
104,346	AT&T, Inc.	3,201,335
4,892	CBS Corp., Class B	280,556
13,746	CenturyLink, Inc.	283,717
2,585	Charter Communications, Inc., Class A(c)	828,156
66,104	Comcast Corp., Class A	2,521,207
2,261	Discovery, Inc., Class A(c)	73,234
5,198	Discovery, Inc., Class C(c)	152,353
3,309	DISH Network Corp., Class A(c)	101,719
4,409	Electronic Arts, Inc.(c)	401,131
34,654	Facebook, Inc., Class A(c)	5,260,131
5,547	Interpublic Group of Cos., Inc. (The)	128,469
6,298	Netflix, Inc.(c)	1,900,610
5,543	News Corp., Class A	73,112
1,788	News Corp., Class B	23,852
3,242	Omnicom Group, Inc.	240,945
1,648	Take-Two Interactive Software, Inc.(c)	212,378
1,478	TripAdvisor, Inc.(c)	77,063
15,240	Twenty-First Century Fox, Inc., Class A	693,725
7,039	Twenty-First Century Fox, Inc., Class B	318,022
10,405	Twitter, Inc.(c)	361,574
59,399	Verizon Communications, Inc.	3,391,089
5,105	Viacom, Inc., Class B	163,258
21,497	Walt Disney Co. (The)	2,468,501

		33,369,005

	Consumer Discretionary—9.9%
1,076	Advance Auto Parts, Inc.	171,902
5,894	Amazon.com, Inc.(c)	9,418,671

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
3,830	Aptiv PLC	$294,144
385	AutoZone, Inc.(c)	282,386
3,517	Best Buy Co., Inc.	246,753
688	Booking Holdings, Inc.(c)	1,289,711
3,018	BorgWarner, Inc.	118,939
2,556	CarMax, Inc.(c)	173,578
5,828	Carnival Corp.	326,601
356	Chipotle Mexican Grill, Inc.(c)	163,877
4,960	D.R. Horton, Inc.	178,362
1,792	Darden Restaurants, Inc.	190,938
3,841	Dollar General Corp.	427,811
3,440	Dollar Tree, Inc.(c)	289,992
13,443	eBay, Inc.(c)	390,250
1,715	Expedia Group, Inc.	215,112
1,695	Foot Locker, Inc.	79,902
56,600	Ford Motor Co.	540,530
3,139	Gap, Inc. (The)	85,695
1,744	Garmin Ltd.	115,383
18,973	General Motors Co.	694,222
2,120	Genuine Parts Co.	207,590
3,427	Goodyear Tire & Rubber Co. (The)	72,173
2,967	H&R Block, Inc.	78,744
5,210	Hanesbrands, Inc.	89,404
2,407	Harley-Davidson, Inc.	91,996
1,693	Hasbro, Inc.	155,265
4,310	Hilton Worldwide Holdings, Inc.	306,743
16,535	Home Depot, Inc. (The)	2,908,176
2,409	Kohl’s Corp.	182,434
3,298	L Brands, Inc.	106,921

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500 BuyWrite ETF (PBP) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,882	Leggett & Platt, Inc.	$68,335
4,215	Lennar Corp., Class A	181,161
4,597	LKQ Corp.(c)	125,360
11,724	Lowe’s Cos., Inc.	1,116,359
4,441	Macy’s, Inc.	152,282
4,168	Marriott International, Inc., Class A	487,198
4,975	Mattel, Inc.(c)	67,560
11,217	McDonald’s Corp.	1,984,287
7,387	MGM Resorts International	197,085
2,158	Michael Kors Holdings Ltd.(c)	119,575
917	Mohawk Industries, Inc.(c)	114,377
6,288	Newell Brands, Inc.	99,853
18,512	NIKE, Inc., Class B	1,389,140
1,661	Nordstrom, Inc.	109,244
2,942	Norwegian Cruise Line Holdings Ltd.(c)	129,654
1,163	O’Reilly Automotive, Inc.(c)	373,032
3,779	PulteGroup, Inc.	92,850
1,106	PVH Corp.	133,594
796	Ralph Lauren Corp.	103,170
5,440	Ross Stores, Inc.	538,560
2,479	Royal Caribbean Cruises Ltd.	259,626
19,505	Starbucks Corp.	1,136,556
4,168	Tapestry, Inc.	176,348
7,607	Target Corp.	636,173
1,575	Tiffany & Co.	175,297
9,070	TJX Cos., Inc. (The)	996,612
1,759	Tractor Supply Co.	161,634
819	Ulta Beauty, Inc.(c)	224,832
2,688	Under Armour, Inc., Class A(c)	59,432
2,758	Under Armour, Inc., Class C(c)	54,691
4,702	VF Corp.	389,702
935	Whirlpool Corp.	102,626
1,411	Wynn Resorts Ltd.	141,947
4,586	Yum! Brands, Inc.	414,620

		32,406,977

	Consumer Staples—7.4%
27,256	Altria Group, Inc.	1,772,730
8,093	Archer-Daniels-Midland Co.	382,394
2,435	Brown-Forman Corp., Class B	112,838
2,781	Campbell Soup Co.	104,037
3,552	Church & Dwight Co., Inc.	210,882
1,851	Clorox Co. (The)	274,781
55,336	Coca-Cola Co. (The)	2,649,488
12,541	Colgate-Palmolive Co.	746,816
6,751	Conagra Brands, Inc.	240,336
2,426	Constellation Brands, Inc., Class A	483,332
6,336	Costco Wholesale Corp.	1,448,600
6,512	Coty, Inc., Class A	68,702
3,245	Estee Lauder Cos., Inc. (The), Class A	445,993
8,616	General Mills, Inc.	377,381
2,016	Hershey Co. (The)	216,014
3,928	Hormel Foods Corp.	171,418
1,647	JM Smucker Co. (The)	178,403
3,657	Kellogg Co.	239,460
5,028	Kimberly-Clark Corp.	524,420
8,991	Kraft Heinz Co. (The)	494,235

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
11,519	Kroger Co. (The)	$342,805
1,751	McCormick & Co., Inc.	252,144
2,703	Molson Coors Brewing Co., Class B	172,992
21,198	Mondelez International, Inc., Class A	889,892
5,749	Monster Beverage Corp.(c)	303,835
20,449	PepsiCo, Inc.	2,298,059
22,470	Philip Morris International, Inc.	1,978,933
35,767	Procter & Gamble Co. (The)	3,171,818
6,917	Sysco Corp.	493,390
4,277	Tyson Foods, Inc., Class A	256,278
12,200	Walgreens Boots Alliance, Inc.	973,194
20,748	Walmart, Inc.	2,080,609

		24,356,209

	Energy—5.7%
7,402	Anadarko Petroleum Corp.	393,786
5,528	Apache Corp.	209,124
6,025	Baker Hughes a GE Co.	160,807
6,375	Cabot Oil & Gas Corp.	154,466
27,516	Chevron Corp.	3,072,161
1,383	Cimarex Energy Co.	109,907
2,898	Concho Resources, Inc.(c)	403,083
16,803	ConocoPhillips	1,174,530
7,354	Devon Energy Corp.	238,270
8,374	EOG Resources, Inc.	882,117
3,820	EQT Corp.	129,765
60,824	Exxon Mobil Corp.	4,846,456
12,722	Halliburton Co.	441,199
1,575	Helmerich & Payne, Inc.	98,107
3,636	Hess Corp.	208,706
2,340	HollyFrontier Corp.	157,810
27,436	Kinder Morgan, Inc.	466,961
12,348	Marathon Oil Corp.	234,489
9,696	Marathon Petroleum Corp.	683,083
5,530	National Oilwell Varco, Inc.	203,504
2,893	Newfield Exploration Co.(c)	58,439
6,981	Noble Energy, Inc.	173,478
11,054	Occidental Petroleum Corp.	741,392
5,948	ONEOK, Inc.	390,189
6,174	Phillips 66	634,811
2,464	Pioneer Natural Resources Co.	362,873
20,007	Schlumberger Ltd.	1,026,559
6,176	TechnipFMC PLC (United Kingdom)	162,429
6,179	Valero Energy Corp.	562,845
17,480	Williams Cos., Inc. (The)	425,288

		18,806,634

	Financials—13.6%
774	Affiliated Managers Group, Inc.	87,973
11,099	Aflac, Inc.	478,034
5,008	Allstate Corp. (The)	479,366
10,208	American Express Co.	1,048,668
12,840	American International Group, Inc.	530,164
2,047	Ameriprise Financial, Inc.	260,460
3,511	Aon PLC	548,348
2,636	Arthur J. Gallagher & Co.	195,090
769	Assurant, Inc.	74,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P 500 BuyWrite ETF (PBP) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
133,347	Bank of America Corp.	$3,667,042
13,300	Bank of New York Mellon Corp. (The)	629,489
11,198	BB&T Corp.	550,494
28,036	Berkshire Hathaway, Inc., Class B(c)	5,755,230
1,774	BlackRock, Inc.	729,859
1,728	Brighthouse Financial, Inc.(c)	68,481
6,920	Capital One Financial Corp.	617,956
1,620	Cboe Global Markets, Inc.	182,817
17,386	Charles Schwab Corp. (The)	803,929
6,694	Chubb Ltd.	836,148
2,187	Cincinnati Financial Corp.	171,986
36,380	Citigroup, Inc.	2,381,435
6,884	Citizens Financial Group, Inc.	257,117
4,923	CME Group, Inc.	902,090
2,479	Comerica, Inc.	202,187
4,954	Discover Financial Services	345,145
3,756	E*TRADE Financial Corp.	185,621
590	Everest Re Group Ltd.	128,537
9,634	Fifth Third Bancorp	260,022
4,423	Franklin Resources, Inc.	134,901
5,080	Goldman Sachs Group, Inc. (The)	1,144,880
5,178	Hartford Financial Services Group, Inc. (The)	235,185
15,961	Huntington Bancshares, Inc.	228,721
8,288	Intercontinental Exchange, Inc.	638,507
5,942	Invesco Ltd.(d)	129,001
4,189	Jefferies Financial Group, Inc.	89,938
48,307	JPMorgan Chase & Co.	5,266,429
15,210	KeyCorp	276,214
3,134	Lincoln National Corp.	188,635
4,021	Loews Corp.	187,218
2,076	M&T Bank Corp.	343,391
7,297	Marsh & McLennan Cos., Inc.	618,421
14,378	MetLife, Inc.	592,230
2,413	Moody’s Corp.	351,043
19,171	Morgan Stanley	875,348
1,287	MSCI, Inc.	193,539
1,669	Nasdaq, Inc.	144,719
3,232	Northern Trust Corp.	304,034
5,391	People’s United Financial, Inc.	84,423
6,710	PNC Financial Services Group, Inc. (The)	862,168
3,831	Principal Financial Group, Inc.	180,325
8,432	Progressive Corp. (The)	587,710
6,024	Prudential Financial, Inc.	564,931
1,899	Raymond James Financial, Inc.	145,634
15,934	Regions Financial Corp.	270,400
3,633	S&P Global, Inc.	662,369
5,483	State Street Corp.	376,956
6,657	SunTrust Banks, Inc.	417,128
774	SVB Financial Group(c)	183,616
9,851	Synchrony Financial	284,497
3,519	T. Rowe Price Group, Inc.	341,308
1,497	Torchmark Corp.	126,736
3,865	Travelers Cos., Inc. (The)	483,627
3,164	Unum Group	114,727
22,134	US Bancorp	1,156,944
62,282	Wells Fargo & Co.	3,315,271

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
1,892	Willis Towers Watson PLC	$270,859
2,811	Zions Bancorp NA	132,258

		44,882,683

	Health Care—15.1%
25,363	Abbott Laboratories	1,748,525
21,890	AbbVie, Inc.	1,704,137
649	ABIOMED, Inc.(c)	221,439
4,732	Aetna, Inc.	938,829
4,608	Agilent Technologies, Inc.	298,552
3,226	Alexion Pharmaceuticals, Inc.(c)	361,538
1,061	Align Technology, Inc.(c)	234,693
4,613	Allergan PLC	728,900
2,319	AmerisourceBergen Corp.	204,072
9,360	Amgen, Inc.	1,804,514
3,760	Anthem, Inc.	1,036,143
7,184	Baxter International, Inc.	449,072
3,863	Becton, Dickinson and Co.	890,422
2,916	Biogen, Inc.(c)	887,251
19,989	Boston Scientific Corp.(c)	722,403
23,595	Bristol-Myers Squibb Co.	1,192,491
4,469	Cardinal Health, Inc.	226,131
10,167	Celgene Corp.(c)	727,957
2,964	Centene Corp.(c)	386,269
4,760	Cerner Corp.(c)	272,653
3,521	Cigna Corp.	752,825
714	Cooper Cos., Inc. (The)	184,433
14,715	CVS Health Corp.	1,065,219
8,901	Danaher Corp.	884,759
1,833	DaVita, Inc.(c)	123,434
3,218	DENTSPLY SIRONA, Inc.	111,439
3,026	Edwards Lifesciences Corp.(c)	446,638
13,816	Eli Lilly & Co.	1,498,207
8,131	Express Scripts Holding Co.(c)	788,463
18,738	Gilead Sciences, Inc.	1,277,557
3,898	HCA Healthcare, Inc.	520,500
2,215	Henry Schein, Inc.(c)	183,845
3,931	Hologic, Inc.(c)	153,270
1,995	Humana, Inc.	639,218
1,253	IDEXX Laboratories, Inc.(c)	265,786
2,123	Illumina, Inc.(c)	660,571
2,554	Incyte Corp.(c)	165,550
1,647	Intuitive Surgical, Inc.(c)	858,384
2,339	IQVIA Holdings, Inc.(c)	287,533
38,564	Johnson & Johnson	5,398,574
1,471	Laboratory Corp. of America Holdings(c)	236,169
2,892	McKesson Corp.	360,806
19,526	Medtronic PLC	1,753,825
38,211	Merck & Co., Inc.	2,812,712
367	Mettler-Toledo International, Inc.(c)	200,683
7,455	Mylan NV(c)	232,969
2,495	Nektar Therapeutics(c)	96,507
1,603	PerkinElmer, Inc.	138,627
1,820	Perrigo Co. PLC	127,946
84,166	Pfizer, Inc.	3,624,188
1,979	Quest Diagnostics, Inc.	186,244
1,117	Regeneron Pharmaceuticals, Inc.(c)	378,931

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500 BuyWrite ETF (PBP) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
2,061	ResMed, Inc.	$218,301
4,484	Stryker Corp.	727,395
5,822	Thermo Fisher Scientific, Inc.	1,360,310
13,818	UnitedHealth Group, Inc.	3,611,334
1,245	Universal Health Services, Inc., Class B	151,342
1,326	Varian Medical Systems, Inc.(c)	158,285
3,693	Vertex Pharmaceuticals, Inc.(c)	625,816
1,111	Waters Corp.(c)	210,746
727	WellCare Health Plans, Inc.(c)	200,645
2,938	Zimmer Biomet Holdings, Inc.	333,727
6,961	Zoetis, Inc.	627,534

		49,677,238

	Industrials—9.3%
8,485	3M Co.	1,614,356
2,087	A.O. Smith Corp.	95,021
1,778	Alaska Air Group, Inc.	109,205
1,377	Allegion PLC	118,050
5,928	American Airlines Group, Inc.	207,954
3,351	AMETEK, Inc.	224,785
6,215	Arconic, Inc.	126,351
7,724	Boeing Co. (The)	2,740,939
2,007	C.H. Robinson Worldwide, Inc.	178,683
8,590	Caterpillar, Inc.	1,042,139
1,245	Cintas Corp.	226,428
2,952	Copart, Inc.(c)	144,382
11,796	CSX Corp.	812,273
2,172	Cummins, Inc.	296,891
4,651	Deere & Co.	629,931
9,099	Delta Air Lines, Inc.	497,988
2,135	Dover Corp.	176,863
6,267	Eaton Corp. PLC	449,156
9,089	Emerson Electric Co.	616,961
1,738	Equifax, Inc.	176,303
2,522	Expeditors International of Washington, Inc.	169,428
4,153	Fastenal Co.	213,506
3,520	FedEx Corp.	775,597
1,894	Flowserve Corp.	86,935
2,029	Fluor Corp.	88,992
4,450	Fortive Corp.	330,412
2,055	Fortune Brands Home & Security, Inc.	92,126
4,027	General Dynamics Corp.	694,980
125,644	General Electric Co.	1,269,004
1,697	Harris Corp.	252,361
10,735	Honeywell International, Inc.	1,554,643
627	Huntington Ingalls Industries, Inc.	136,987
5,154	IHS Markit Ltd.(c)	270,740
4,465	Illinois Tool Works, Inc.	569,600
3,551	Ingersoll-Rand PLC	340,683
1,266	J.B. Hunt Transport Services, Inc.	140,032
1,720	Jacobs Engineering Group, Inc.	129,155
13,373	Johnson Controls International PLC	427,535
1,476	Kansas City Southern	150,493
1,130	L3 Technologies, Inc.	214,101
3,578	Lockheed Martin Corp.	1,051,395
4,448	Masco Corp.	133,440
5,147	Nielsen Holdings PLC	133,719

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
4,049	Norfolk Southern Corp.	$679,544
2,519	Northrop Grumman Corp.	659,852
5,072	PACCAR, Inc.	290,169
1,915	Parker-Hannifin Corp.	290,371
2,329	Pentair PLC (United Kingdom)	93,509
2,151	Quanta Services, Inc.(c)	67,111
4,128	Raytheon Co.	722,565
3,153	Republic Services, Inc.	229,160
1,767	Robert Half International, Inc.	106,956
1,778	Rockwell Automation, Inc.	292,890
2,373	Rockwell Collins, Inc.	303,791
1,417	Rollins, Inc.	83,886
1,493	Roper Technologies, Inc.	422,370
813	Snap-on, Inc.	125,153
7,457	Southwest Airlines Co.	366,139
2,214	Stanley Black & Decker, Inc.	257,975
1,242	Stericycle, Inc.(c)	62,063
3,587	Textron, Inc.	192,371
703	TransDigm Group, Inc.(c)	232,166
10,687	Union Pacific Corp.	1,562,653
3,308	United Continental Holdings, Inc.(c)	282,867
10,028	United Parcel Service, Inc., Class B	1,068,383
1,195	United Rentals, Inc.(c)	143,484
10,875	United Technologies Corp.	1,350,784
2,378	Verisk Analytics, Inc.(c)	284,980
659	W.W. Grainger, Inc.	187,136
5,706	Waste Management, Inc.	510,516
2,601	Xylem, Inc.	170,574

		30,749,941

	Information Technology—20.8%
9,263	Accenture PLC, Class A	1,460,034
7,078	Adobe, Inc.(c)	1,739,489
12,404	Advanced Micro Devices, Inc.(c)	225,877
2,450	Akamai Technologies, Inc.(c)	177,012
686	Alliance Data Systems Corp.	141,439
4,343	Amphenol Corp., Class A	388,698
5,376	Analog Devices, Inc.	450,025
1,219	ANSYS, Inc.(c)	182,301
66,029	Apple, Inc.	14,451,107
14,210	Applied Materials, Inc.	467,225
751	Arista Networks, Inc.(c)	172,993
3,163	Autodesk, Inc.(c)	408,818
6,332	Automatic Data Processing, Inc.	912,315
6,243	Broadcom, Inc.	1,395,248
1,686	Broadridge Financial Solutions, Inc.	197,161
4,532	CA, Inc.	201,040
4,092	Cadence Design Systems, Inc.(c)	182,380
65,645	Cisco Systems, Inc.	3,003,259
1,864	Citrix Systems, Inc.(c)	191,004
8,389	Cognizant Technology Solutions Corp., Class A	579,093
11,709	Corning, Inc.	374,103
4,067	DXC Technology Co.	296,200
879	F5 Networks, Inc.(c)	154,071
4,757	Fidelity National Information Services, Inc.	495,204
5,853	Fiserv, Inc.(c)	464,143

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500 BuyWrite ETF (PBP) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
1,280	FleetCor Technologies, Inc.(c)	$256,038
2,000	FLIR Systems, Inc.	92,620
2,076	Fortinet, Inc.(c)	170,606
1,316	Gartner, Inc.(c)	194,136
2,290	Global Payments, Inc.	261,587
21,273	Hewlett Packard Enterprise Co.	324,413
22,876	HP, Inc.	552,227
66,225	Intel Corp.	3,104,628
13,194	International Business Machines Corp.	1,522,983
3,741	Intuit, Inc.	789,351
518	IPG Photonics Corp.(c)	69,179
4,986	Juniper Networks, Inc.	145,940
2,259	KLA-Tencor Corp.	206,789
2,282	Lam Research Corp.	323,428
13,187	Mastercard, Inc., Class A	2,606,674
3,406	Microchip Technology, Inc.	224,047
16,769	Micron Technology, Inc.(c)	632,527
110,371	Microsoft Corp.	11,788,726
2,342	Motorola Solutions, Inc.	287,036
3,750	NetApp, Inc.	294,337
8,794	NVIDIA Corp.	1,854,039
40,867	Oracle Corp.	1,995,944
4,627	Paychex, Inc.	303,022
17,116	PayPal Holdings, Inc.(c)	1,440,996
1,815	Qorvo, Inc.(c)	133,421
20,331	QUALCOMM, Inc.	1,278,617
2,567	Red Hat, Inc.(c)	440,600
10,943	salesforce.com, Inc.(c)	1,501,817
3,780	Seagate Technology PLC	152,069
2,591	Skyworks Solutions, Inc.	224,795
8,986	Symantec Corp.	163,096
2,148	Synopsys, Inc.(c)	192,310
5,040	TE Connectivity Ltd.	380,117
14,059	Texas Instruments, Inc.	1,305,097
2,426	Total System Services, Inc.	221,130
1,552	VeriSign, Inc.(c)	221,222
25,536	Visa, Inc., Class A	3,520,138
4,209	Western Digital Corp.	181,282
6,465	Western Union Co. (The)	116,629
3,212	Xerox Corp.	89,518
3,654	Xilinx, Inc.	311,942

		68,585,312

	Materials—2.6%
3,172	Air Products & Chemicals, Inc.	489,598
1,568	Albemarle Corp.	155,577
1,265	Avery Dennison Corp.	114,761
4,972	Ball Corp.	222,746
3,374	CF Industries Holdings, Inc.	162,053
33,358	DowDuPont, Inc.	1,798,663
2,039	Eastman Chemical Co.	159,756
3,675	Ecolab, Inc.	562,826
1,949	FMC Corp.	152,178
20,945	Freeport-McMoRan, Inc.	244,009
1,461	International Flavors & Fragrances, Inc.	211,348
5,912	International Paper Co.	268,168
7,920	Linde PLC (United Kingdom)	1,310,522

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
4,615	LyondellBasell Industries NV, Class A	$411,981
911	Martin Marietta Materials, Inc.	156,036
5,123	Mosaic Co. (The)	158,506
7,710	Newmont Mining Corp.	238,393
4,571	Nucor Corp.	270,238
1,370	Packaging Corp. of America	125,780
3,502	PPG Industries, Inc.	368,025
2,299	Sealed Air Corp.	74,396
1,187	Sherwin-Williams Co. (The)	467,049
1,913	Vulcan Materials Co.	193,481
3,688	WestRock Co.	158,473

		8,474,563

	Real Estate—2.8%
1,529	Alexandria Real Estate Equities, Inc. REIT	186,890
6,370	American Tower Corp. REIT	992,510
2,278	Apartment Investment & Management Co., Class A REIT	98,045
2,003	AvalonBay Communities, Inc. REIT	351,286
2,234	Boston Properties, Inc. REIT	269,778
4,567	CBRE Group, Inc., Class A(c)	184,004
6,002	Crown Castle International Corp. REIT	652,657
2,976	Digital Realty Trust, Inc. REIT	307,302
5,162	Duke Realty Corp. REIT	142,316
1,148	Equinix, Inc. REIT	434,793
5,326	Equity Residential REIT	345,977
956	Essex Property Trust, Inc. REIT	239,746
1,829	Extra Space Storage, Inc. REIT	164,720
1,067	Federal Realty Investment Trust REIT	132,361
6,792	HCP, Inc. REIT	187,120
10,720	Host Hotels & Resorts, Inc. REIT	204,859
4,141	Iron Mountain, Inc. REIT	126,756
6,090	Kimco Realty Corp. REIT	97,988
1,529	Macerich Co. (The) REIT	78,927
1,648	Mid-America Apartment Communities, Inc. REIT	161,026
9,105	Prologis, Inc. REIT	586,999
2,166	Public Storage REIT	445,048
4,190	Realty Income Corp. REIT	252,531
2,449	Regency Centers Corp. REIT	155,169
1,664	SBA Communications Corp. REIT(c)	269,851
4,475	Simon Property Group, Inc. REIT	821,252
1,252	SL Green Realty Corp. REIT	114,258
3,865	UDR, Inc. REIT	151,469
5,150	Ventas, Inc. REIT	298,906
2,503	Vornado Realty Trust REIT	170,404
5,382	Welltower, Inc. REIT	355,589
10,958	Weyerhaeuser Co. REIT	291,812

		9,272,349

	Utilities—3.1%
9,565	AES Corp. (The)	139,458
3,379	Alliant Energy Corp.	145,229
3,531	Ameren Corp.	228,032
7,126	American Electric Power Co., Inc.	522,763
2,614	American Water Works Co., Inc.	231,417
7,115	CenterPoint Energy, Inc.	192,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500 BuyWrite ETF (PBP) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
4,097	CMS Energy Corp.	$202,883
4,494	Consolidated Edison, Inc.	341,544
9,448	Dominion Energy, Inc.	674,776
2,624	DTE Energy Co.	294,938
10,301	Duke Energy Corp.	851,172
4,712	Edison International	326,966
2,620	Entergy Corp.	219,949
3,925	Evergy, Inc.	219,761
4,579	Eversource Energy	289,668
13,966	Exelon Corp.	611,850
7,023	FirstEnergy Corp.	261,817
6,818	NextEra Energy, Inc.	1,176,105
5,247	NiSource, Inc.	133,064
4,389	NRG Energy, Inc.	158,838
7,479	PG&E Corp.(c)	350,092
1,622	Pinnacle West Capital Corp.	133,410
10,111	PPL Corp.	307,374
7,302	Public Service Enterprise Group, Inc.	390,146
2,059	SCANA Corp.	82,463
3,952	Sempra Energy	435,194
14,665	Southern Co. (The)	660,365
4,559	WEC Energy Group, Inc.	311,836
7,359	Xcel Energy, Inc.	360,665

		10,253,951

	Total Investments in Securities (Cost $272,921,459)—100.4%	330,834,862
	Other assets less liabilities—(0.4)%	(1,302,166)

	Net Assets—100.0%	$329,532,696

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	A portion of the securities in the Fund are subject to covered call options written. See Note 2I and Note 6.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.

Open Exchange-Traded Options Written—Equity Risk
Description	Type of Contract	Expiration Date	Exercise Price	Number of Contracts	Premiums Received	Notional Value*	Value	Unrealized Appreciation
S&P 500 Index	Call	Nov-2018	$2,795	1,215	$(4,737,919)	$339,592,500	$(1,300,050)	$3,437,869

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500® Quality ETF (SPHQ)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Information Technology	36.2
Consumer Staples	14.8
Consumer Discretionary	11.8
Health Care	10.8
Industrials	10.0
Communication Services	6.2
Financials	3.7
Materials	2.7
Energy	2.7
Real Estate	1.0
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—6.2%
197,949	Activision Blizzard, Inc.	$13,668,378
117,853	Electronic Arts, Inc.(b)	10,722,266
74,708	Omnicom Group, Inc.	5,552,299
31,279	TripAdvisor, Inc.(b)	1,630,887
439,591	Walt Disney Co. (The)	50,478,234

		82,052,064

	Consumer Discretionary—11.8%
83,682	Aptiv PLC	6,426,778
81,193	Best Buy Co., Inc.	5,696,501
8,371	Chipotle Mexican Grill, Inc.(b)	3,853,422
73,876	Dollar General Corp.	8,228,309
34,978	Foot Locker, Inc.	1,648,863
61,616	Gap, Inc. (The)	1,682,117
32,325	Hasbro, Inc.	2,964,526
118,512	Hilton Worldwide Holdings, Inc.	8,434,499
78,112	Macy’s, Inc.	2,678,460
84,889	Marriott International, Inc., Class A	9,922,675
17,347	Ralph Lauren Corp.	2,248,345
141,307	Ross Stores, Inc.	13,989,393
677,481	Starbucks Corp.	39,476,818
110,674	Tapestry, Inc.	4,682,617
156,629	Target Corp.	13,098,883
207,566	TJX Cos., Inc. (The)	22,807,352
40,527	Tractor Supply Co.	3,724,026
15,997	Ulta Beauty, Inc.(b)	4,391,496

		155,955,080

	Consumer Staples—14.8%
696,962	Altria Group, Inc.	45,330,408
95,010	Brown-Forman Corp., Class B	4,402,763
64,997	Campbell Soup Co.	2,431,538
42,044	Clorox Co. (The)	6,241,432

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
148,611	Conagra Brands, Inc.	$5,290,552
149,925	Costco Wholesale Corp.	34,277,353
77,302	Hormel Foods Corp.	3,373,459
34,111	JM Smucker Co. (The)	3,694,904
118,667	Monster Beverage Corp.(b)	6,271,551
725,712	Procter & Gamble Co. (The)	64,356,140
255,150	Walgreens Boots Alliance, Inc.	20,353,315

		196,023,415

	Energy—2.7%
394,443	ConocoPhillips	27,571,566
33,755	Helmerich & Payne, Inc.	2,102,599
299,809	Marathon Oil Corp.	5,693,373

		35,367,538

	Financials—3.7%
15,867	Affiliated Managers Group, Inc.	1,803,443
49,957	Ameriprise Financial, Inc.	6,356,529
84,523	Aon PLC	13,200,802
94,606	CME Group, Inc.	17,335,603
42,140	Raymond James Financial, Inc.	3,231,717
77,047	T. Rowe Price Group, Inc.	7,472,789

		49,400,883

	Health Care—10.8%
20,440	Align Technology, Inc.(b)	4,521,328
48,430	AmerisourceBergen Corp.	4,261,840
62,517	Biogen, Inc.(b)	19,022,048
584,087	Bristol-Myers Squibb Co.	29,519,757
69,507	Cigna Corp.	14,861,292
41,968	Humana, Inc.	13,446,967
39,197	Intuitive Surgical, Inc.(b)	20,428,692

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Quality ETF (SPHQ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
7,941	Mettler-Toledo International, Inc.(b)	$4,342,298
43,475	Perrigo Co. PLC	3,056,292
36,985	Varian Medical Systems, Inc.(b)	4,414,899
78,741	Vertex Pharmaceuticals, Inc.(b)	13,343,450
141,386	Zoetis, Inc.	12,745,948

		143,964,811

	Industrials—10.0%
203,733	Emerson Electric Co.	13,829,396
57,034	Expeditors International of Washington, Inc.	3,831,544
97,015	Fastenal Co.	4,987,541
84,693	General Dynamics Corp.	14,616,318
13,798	Huntington Ingalls Industries, Inc.	3,014,587
90,928	Illinois Tool Works, Inc.	11,599,685
25,360	J.B. Hunt Transport Services, Inc.	2,805,070
268,940	Johnson Controls International PLC	8,598,012
62,743	Pentair PLC (United Kingdom)	2,519,131
91,124	Raytheon Co.	15,950,345
43,804	Robert Half International, Inc.	2,651,456
161,763	Southwest Airlines Co.	7,942,563
246,433	Union Pacific Corp.	36,033,433
16,040	W.W. Grainger, Inc.	4,554,879

		132,933,960

	Information Technology—36.2%
144,383	Adobe, Inc.(b)	35,483,566
21,839	ANSYS, Inc.(b)	3,266,022
318,077	Apple, Inc.	69,614,332
148,839	Automatic Data Processing, Inc.	21,444,723
124,766	Broadcom, Inc.	27,883,953
79,198	CA, Inc.	3,513,223
153,157	Cognizant Technology Solutions Corp., Class A	10,572,428
23,816	F5 Networks, Inc.(b)	4,174,469
106,847	Fiserv, Inc.(b)	8,472,967
34,907	FLIR Systems, Inc.	1,616,543
428,442	Hewlett Packard Enterprise Co.	6,533,741
111,196	Intuit, Inc.	23,462,356
291,257	Mastercard, Inc., Class A	57,572,771
63,602	Microchip Technology, Inc.	4,183,740
249,128	NVIDIA Corp.	52,523,656
113,193	Paychex, Inc.	7,413,010
281,171	PayPal Holdings, Inc.(b)	23,671,787
32,218	Qorvo, Inc.(b)	2,368,345
61,598	Red Hat, Inc.(b)	10,572,681
78,641	Seagate Technology PLC	3,163,727
53,810	Skyworks Solutions, Inc.	4,668,556
308,156	Texas Instruments, Inc.	28,606,121
452,762	Visa, Inc., Class A	62,413,242
91,673	Xilinx, Inc.	7,826,124

		481,022,083

	Materials—2.7%
62,468	Air Products & Chemicals, Inc.	9,641,936
378,238	Freeport-McMoRan, Inc.	4,406,473
110,677	LyondellBasell Industries NV, Class A	9,880,136
154,144	Newmont Mining Corp.	4,766,132

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
70,489	PPG Industries, Inc.	$7,407,689

		36,102,366

	Real Estate—1.0%
117,889	Duke Realty Corp. REIT	3,250,200
48,498	Public Storage REIT	9,964,884

		13,215,084

	Total Common Stocks & Other Equity Interests (Cost $1,261,324,449)	1,326,037,284

	Money Market Fund—0.1%
1,205,818	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $1,205,818)	1,205,818

	Total Investments in Securities (Cost $1,262,530,267)—100.0%	1,327,243,102
	Other assets less liabilities—0.0%	608,631

	Net Assets—100.0%	$1,327,851,733

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P Spin-Off ETF (CSD)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Information Technology	26.2
Communication Services	15.5
Industrials	11.2
Consumer Discretionary	10.4
Financials	9.5
Materials	8.4
Real Estate	7.8
Consumer Staples	6.9
Energy	2.4
Health Care	1.7
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—15.5%
4,308	Cable One, Inc.	$3,858,848
55,705	Cars.com, Inc.(b)	1,454,458
98,113	Gannett Co., Inc.	951,696
22,841	Liberty Broadband Corp., Class A(b)	1,891,006
132,486	Liberty Broadband Corp., Class C(b)	10,987,064
96,622	Liberty Latin America Ltd., Class C (Chile)(b)	1,740,162
14,955	Madison Square Garden Co. (The), Class A(b)	4,136,852
99,570	Zillow Group, Inc., Class C(b)	4,008,688

		29,028,774

	Consumer Discretionary—10.4%
75,399	Adient PLC	2,293,638
77,092	Delphi Technologies PLC	1,652,852
58,852	frontdoor, Inc.(b)	2,003,911
64,480	Garrett Motion, Inc. (Switzerland)(b)	978,162
84,135	Hilton Grand Vacations, Inc.(b)	2,260,707
47,275	Liberty Expedia Holdings, Inc., Class A(b)	2,052,680
30,946	TopBuild Corp.(b)	1,411,757
75,623	Veoneer, Inc. (Sweden)(b)	2,539,420
86,789	Wyndham Hotels & Resorts, Inc.	4,277,830

		19,470,957

	Consumer Staples—6.9%
51,898	Energizer Holdings, Inc.	3,050,045
127,138	Lamb Weston Holdings, Inc.	9,937,106

		12,987,151

	Energy—2.4%
67,154	Apergy Corp.(b)	2,618,334
41,985	California Resources Corp.(b)	1,315,810
17,623	KLX Energy Services Holdings, Inc.(b)	509,129

		4,443,273

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials—9.5%
104,007	Brighthouse Financial, Inc.(b)	$4,121,797
471,353	Synchrony Financial	13,612,675

		17,734,472

	Health Care—1.7%
41,055	Avanos Medical, Inc.(b)	2,323,713
33,006	Varex Imaging Corp.(b)	856,836

		3,180,549

	Industrials—11.2%
146,459	Babcock & Wilcox Enterprises, Inc.(b)	143,178
179,328	Fortive Corp.	13,315,104
47,510	Hertz Global Holdings, Inc.(b)	653,262
141,466	nVent Electric PLC (United Kingdom)	3,454,600
36,942	SPX FLOW, Inc.(b)	1,264,525
113,146	Welbilt, Inc.(b)	2,118,093

		20,948,762

	Information Technology—26.2%
159,523	Conduent, Inc.(b)	3,046,889
952,064	Hewlett Packard Enterprise Co.	14,518,976
162,743	Keysight Technologies, Inc.(b)	9,289,371
190,665	PayPal Holdings, Inc.(b)	16,052,086
123,757	Perspecta, Inc.	3,030,809
94,600	Versum Materials, Inc.	2,985,576

		48,923,707

	Materials—8.4%
161,899	Alcoa Corp.(b)	5,664,846
153,553	Chemours Co. (The)	5,068,785
62,654	GCP Applied Technologies, Inc.(b)	1,627,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P Spin-Off ETF (CSD) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
36,509	Ingevity Corp.(b)	$3,325,240

		15,685,995

	Real Estate—7.8%
34,680	CorePoint Lodging, Inc. REIT	567,711
94,033	JBG SMITH Properties REIT	3,524,357
71,329	New Senior Investment Group, Inc. REIT	408,002
174,682	Park Hotels & Resorts, Inc. REIT	5,078,006
152,548	Uniti Group, Inc. REIT(b)	2,919,769
99,006	Urban Edge Properties REIT	2,028,633

		14,526,478

	Total Common Stocks & Other Equity Interests (Cost $175,314,963)	186,930,118

	Money Market Fund—0.1%
232,226	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $232,226)	232,226

	Total Investments in Securities (Cost $175,547,189)—100.1%	187,162,344
	Other assets less liabilities—(0.1)%	(217,361)

	Net Assets—100.0%	$186,944,983

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Water Resources ETF (PHO)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Machinery	31.4
Water Utilities	16.2
Chemicals	8.9
Life Sciences Tools & Services	8.8
Health Care Equipment & Supplies	8.4
Industrial Conglomerates	8.3
Building Products	5.1
Trading Companies & Distributors	3.6
Electronic Equipment, Instruments & Components	3.6
Construction & Engineering	3.0
Commercial Services & Supplies	2.7
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Building Products—5.1%
592,171	A.O. Smith Corp.	$26,961,546
465,869	Advanced Drainage Systems, Inc.	12,946,499

		39,908,045

	Chemicals—8.9%
457,115	Ecolab, Inc.	70,007,162

	Commercial Services & Supplies—2.7%
323,812	Tetra Tech, Inc.	21,384,545

	Construction & Engineering—3.0%
133,110	Aegion Corp.(b)	2,577,010
167,985	Valmont Industries, Inc.	20,882,215

		23,459,225

	Electronic Equipment, Instruments & Components—3.6%
156,292	Badger Meter, Inc.	7,675,500
388,249	Itron, Inc.(b)	20,243,303

		27,918,803

	Health Care Equipment & Supplies—8.4%
664,351	Danaher Corp.	66,036,489

	Industrial Conglomerates—8.3%
230,540	Roper Technologies, Inc.	65,219,766

	Life Sciences Tools & Services—8.8%
363,028	Waters Corp.(b)	68,862,781

	Machinery—31.4%
468,484	Energy Recovery, Inc.(b)(c)	3,513,630
1,323,853	Evoqua Water Technologies Corp.(b)	12,708,989

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Machinery (continued)
177,140	Franklin Electric Co., Inc.	$7,514,279
113,852	Gorman-Rupp Co. (The)	3,927,894
224,486	IDEX Corp.	28,469,314
124,064	Lindsay Corp.	11,863,000
302,382	Mueller Industries, Inc.	7,363,002
1,184,254	Mueller Water Products, Inc., Class A	12,150,446
791,015	Pentair PLC (United Kingdom)	31,759,252
894,426	Rexnord Corp.(b)	23,979,561
565,773	Toro Co. (The)	31,869,993
178,992	Watts Water Technologies, Inc., Class A	12,538,390
906,161	Xylem, Inc.	59,426,038

		247,083,788

	Trading Companies & Distributors—3.6%
754,407	HD Supply Holdings, Inc.(b)	28,343,071

	Water Utilities—16.2%
264,470	American States Water Co.	16,190,853
392,931	American Water Works Co., Inc.	34,786,182
769,497	Aqua America, Inc.	25,031,738
111,884	AquaVenture Holdings Ltd.(b)	1,874,057
28,040	Artesian Resources Corp., Class A	1,025,984
302,894	California Water Service Group	12,721,548
2,458,643	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	18,243,131
61,018	Consolidated Water Co. Ltd. (Cayman Islands)	750,521
67,804	Middlesex Water Co.	3,051,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Water Resources ETF (PHO) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Water Utilities (continued)
228,792	SJW Corp.	$13,894,538

		127,569,732

	Total Common Stocks & Other Equity Interests (Cost $642,629,971)	785,793,407

	Money Market Fund—0.1%
896,577	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $896,577)	896,577

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $643,526,548)—100.1%	786,689,984

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.4%
3,416,775	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $3,416,775)	3,416,775

	Total Investments in Securities (Cost $646,943,323)—100.5%	790,106,759
	Other assets less liabilities—(0.5)%	(4,047,637)

	Net Assets—100.0%	$786,059,122

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco WilderHill Clean Energy ETF (PBW)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Semiconductors & Semiconductor Equipment	28.8
Electrical Equipment	20.2
Independent Power & Renewable Electricity Producers	12.5
Chemicals	9.3
Construction & Engineering	9.3
Automobiles	4.0
Oil, Gas & Consumable Fuels	3.4
Aerospace & Defense	3.2
Professional Services	3.0
Auto Components	2.9
Electronic Equipment, Instruments & Components	2.8
Commercial Services & Supplies	0.5
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Aerospace & Defense—3.2%
57,333	Hexcel Corp.	$3,355,127

	Auto Components—2.9%
69,706	Gentherm, Inc.(b)	3,041,970

	Automobiles—4.0%
12,357	Tesla, Inc.(b)	4,168,263

	Chemicals—9.3%
18,447	Air Products & Chemicals, Inc.	2,847,295
35,286	Albemarle Corp.	3,501,077
77,825	Sociedad Quimica y Minera de Chile SA ADR (Chile)	3,409,513

		9,757,885

	Commercial Services & Supplies—0.5%
219,108	Aqua Metals, Inc.(b)(c)	503,948

	Construction & Engineering—9.3%
225,734	Ameresco, Inc., Class A(b)	3,695,266
96,914	MYR Group, Inc.(b)	3,235,958
90,030	Quanta Services, Inc.(b)	2,808,936

		9,740,160

	Electrical Equipment—20.2%
89,997	American Superconductor Corp.(b)(c)	539,082
776,926	Ballard Power Systems, Inc. (Canada)(b)(c)	2,890,165
100,940	Bloom Energy Corp., Class A(b)(c)	2,397,325

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Electrical Equipment (continued)
879,555	Enphase Energy, Inc.(b)(c)	$3,993,180
532,412	FuelCell Energy, Inc.(b)(c)	450,048
78,039	Hydrogenics Corp. (Canada)(b)(c)	504,132
121,987	LSI Industries, Inc.	526,984
1,731,553	Plug Power, Inc.(b)(c)	3,203,373
273,228	Sunrun, Inc.(b)	3,349,775
133,937	TPI Composites, Inc.(b)	3,383,248

		21,237,312

	Electronic Equipment, Instruments & Components—2.8%
47,143	Itron, Inc.(b)	2,458,036
161,841	Maxwell Technologies, Inc.(b)(c)	475,813

		2,933,849

	Independent Power & Renewable Electricity Producers—12.5%
167,144	Atlantica Yield PLC (Spain)	3,277,694
69,650	Ormat Technologies, Inc.	3,563,991
168,544	Pattern Energy Group, Inc., Class A	3,020,308
292,643	TerraForm Power, Inc., Class A	3,298,087

		13,160,080

	Oil, Gas & Consumable Fuels—3.4%
114,561	Renewable Energy Group, Inc.(b)	3,560,556

	Professional Services—3.0%
105,656	Willdan Group, Inc.(b)	3,190,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco WilderHill Clean Energy ETF (PBW) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Semiconductors & Semiconductor Equipment—28.8%
60,284	Advanced Energy Industries, Inc.(b)	$2,594,020
100,829	Amtech Systems, Inc.(b)	472,888
259,469	Canadian Solar, Inc. (Canada)(b)	3,710,407
80,437	Cree, Inc.(b)	3,122,564
125,052	Daqo New Energy Corp. ADR (China)(b)	2,669,860
76,555	First Solar, Inc.(b)	3,199,999
319,646	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	2,576,347
76,777	SolarEdge Technologies, Inc.(b)	2,973,573
494,261	SunPower Corp.(b)(c)	2,970,509
25,421	Universal Display Corp.	3,127,037
289,023	Veeco Instruments, Inc.(b)	2,748,609

		30,165,813

	Total Common Stocks & Other Equity Interests (Cost $102,456,875)	104,815,774

	Money Market Fund—0.2%
245,258	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $245,258)	245,258

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $102,702,133)—100.1%	105,061,032

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—13.9%
14,618,647	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $14,618,647)	14,618,647

	Total Investments in Securities (Cost $117,320,780)—114.0%	119,679,679
	Other assets less liabilities—(14.0)%	(14,737,091)

	Net Assets—100.0%	$104,942,588

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco WilderHill Progressive Energy ETF (PUW)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Oil, Gas & Consumable Fuels	23.7
Machinery	17.0
Electrical Equipment	12.1
Electric Utilities	7.4
Building Products	7.0
Commercial Services & Supplies	6.1
Chemicals	5.1
Food & Staples Retailing	3.0
Independent Power & Renewable Electricity Producers	2.8
Construction & Engineering	2.7
Equity REITs	2.7
Auto Components	2.6
Electronic Equipment, Instruments & Components	2.4
Metals & Mining	2.3
Automobiles	2.0
Energy Equipment & Services	1.1
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Auto Components—2.6%
16,539	Kandi Technologies Group, Inc. (China)(b)(c)	$79,553
9,347	Tenneco, Inc., Class A	321,817

		401,370

	Automobiles—2.0%
25,199	Tata Motors Ltd. ADR (India)(c)	307,680

	Building Products—7.0%
7,683	A.O. Smith Corp.	349,807
10,507	Apogee Enterprises, Inc.	379,303
7,718	Owens Corning	364,830

		1,093,940

	Chemicals—5.1%
4,945	FMC Corp.	386,106
6,383	Methanex Corp. (Canada)	413,171

		799,277

	Commercial Services & Supplies—6.1%
11,061	CECO Environmental Corp.(c)	82,294
26,183	Covanta Holding Corp.	384,628
21,178	Heritage-Crystal Clean, Inc.(c)	486,882

		953,804

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Construction & Engineering—2.7%
9,775	MasTec, Inc.(c)	$425,310

	Electric Utilities—7.4%
8,981	Avangrid, Inc.	422,197
252,416	Cia Energetica de Minas Gerais ADR (Brazil)(b)	732,006

		1,154,203

	Electrical Equipment—12.1%
2,743	Acuity Brands, Inc.	344,630
4,965	Eaton Corp. PLC	355,842
5,764	Emerson Electric Co.	391,260
5,181	EnerSys	412,252
5,254	Regal Beloit Corp.	376,712

		1,880,696

	Electronic Equipment, Instruments & Components—2.4%
11,678	Corning, Inc.	373,112

	Energy Equipment & Services—1.1%
22,664	McDermott International, Inc.(c)	175,193

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco WilderHill Progressive Energy ETF (PUW) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Equity REITs—2.7%
20,109	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	$417,262

	Food & Staples Retailing—3.0%
13,048	Andersons, Inc. (The)	469,728

	Independent Power & Renewable Electricity Producers—2.8%
21,872	Clearway Energy, Inc., Class C	428,910

	Machinery—17.0%
10,369	Altra Industrial Motion Corp.	334,608
5,912	Chart Industries, Inc.(c)	402,311
6,650	ESCO Technologies, Inc.	407,113
17,549	Luxfer Holdings PLC (United Kingdom)	405,031
10,085	Lydall, Inc.(c)	301,239
3,762	WABCO Holdings, Inc.(c)	404,227
5,495	Woodward, Inc.	404,652

		2,659,181

	Metals & Mining—2.3%
31,166	Freeport-McMoRan, Inc.	363,084

	Oil, Gas & Consumable Fuels—23.7%
107,429	Chesapeake Energy Corp.(c)	377,076
183,770	Clean Energy Fuels Corp.(c)	406,132
70,961	Cosan Ltd., Class A (Brazil)	592,524
15,632	Golar LNG Ltd. (Bermuda)	418,625
28,264	Green Plains, Inc.	481,618
28,783	Range Resources Corp.	456,210
6,716	REX American Resources Corp.(c)	498,126
87,555	Southwestern Energy Co.(c)	467,544

		3,697,855

	Total Common Stocks & Other Equity Interests (Cost $14,806,769)	15,600,605

	Money Market Fund—0.5%
81,230	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $81,230)	81,230

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $14,887,999)—100.5%	15,681,835

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.8%
745,675	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $745,675)	745,675

	Total Investments in Securities (Cost $15,633,674)—105.3%	16,427,510
	Other assets less liabilities—(5.3)%	(820,346)

	Net Assets—100.0%	$15,607,164

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2018.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Assets and Liabilities

October 31, 2018

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco Cleantech™ ETF (PZD)	Invesco DWA Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)
Assets:
Unaffiliated investments in securities, at value(a)	$917,778,653	$153,429,894	$1,443,520,772	$193,920,975
Affiliated investments in securities, at value	—	639,329	16,275,882	30,897,574
Other investments:
Unrealized appreciation on swap agreements	—	—	—	104,264
Cash	—	—	6,659	3,620,365
Deposits with brokers:
Cash collateral—OTC derivatives	—	—	—	460,000
Cash segregated as collateral	—	—	—	2,280,984
Foreign currencies, at value	—	3,605	—	15,665
Receivables:
Shares sold	5,445,934	—	—	245
Investments sold	3,440,269	—	—	9,627,408
Dividends	547,937	33,631	205,570	123,632
Foreign tax reclaims	—	242,525	—	743,748
Securities lending	—	1,811	5,302	15,198
Other assets	422	422	—	—

Total Assets	927,213,215	154,351,217	1,460,014,185	241,810,058

Liabilities:
Other investments:
Open written options, at value	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	24,715
Due to custodian	390,505	20,719	—	—
Payables:
Investments purchased	5,446,595	—	—	75,095
Shares repurchased	2,693,773	—	—	2,172,365
Collateral upon receipt of securities in-kind	—	—	—	2,280,984
Collateral upon return of securities loaned	—	639,329	14,224,182	11,106,350
Expenses recaptured	—	4,354	—	—
Accrued advisory fees	423,098	66,849	647,638	99,151
Accrued trustees’ and officer’s fees	51,426	39,973	115,846	60,635
Accrued expenses	567,876	151,415	1,229,023	267,150
Other payables	—	—	—	2,148

Total Liabilities	9,573,273	922,639	16,216,689	16,088,593

Net Assets	$917,639,942	$153,428,578	$1,443,797,496	$225,721,465

Net Assets Consist of:
Shares of beneficial interest	$754,522,183	$169,987,182	$1,464,458,381	$308,409,166
Distributable earnings	163,117,759	(16,558,604)	(20,660,885)	(82,687,701)

Net Assets	$917,639,942	$153,428,578	$1,443,797,496	$225,721,465

Shares outstanding (unlimited amount authorized, $0.01 par value)	16,850,000	3,950,000	27,250,000	20,350,000
Net asset value	$54.46	$38.84	$52.98	$11.09

Market price	$54.49	$38.87	$53.01	$11.07

Unaffiliated investments in securities, at cost	$780,655,809	$125,672,707	$1,243,650,864	$193,672,874

Affiliated investments in securities, at cost	$—	$639,329	$16,275,882	$30,897,574

Foreign currencies, at cost	$—	$3,662	$—	$15,655

Premium received on written options	$—	$—	$—	$—

(a)Includes securities on loan with an aggregate value of	$—	$634,462	$14,271,596	$11,054,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Golden Dragon China ETF (PGJ)	Invesco Insider Sentiment ETF (NFO)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)	Invesco WilderHill Progressive Energy ETF (PUW)

$177,425,038	$67,471,708	$330,705,861	$1,326,037,284	$186,930,118	$785,793,407	$104,815,774	$15,600,605
2,480,682	120,127	129,001	1,205,818	232,226	4,313,352	14,863,905	826,905

—	—	—	—	—	—	—	—
82,916	—	—	—	—	—	—	22,406

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	47,982	—	—	—	—
—	—	622,127	—	—	—	—	—
26,843	39,274	300,708	1,661,602	45,588	481,728	20,334	9,203
—	—	—	—	—	—	—	4,263
46,658	—	—	—	—	2,407	154,724	603
—	—	—	—	—	—	2,089	813

180,062,137	67,631,109	331,757,697	1,328,952,686	187,207,932	790,590,894	119,856,826	16,464,798

—	—	1,300,050	—	—	—	—	—
—	—	—	—	—	—	—	—
—	5	124,900	—	—	—	—	—

51,884	—	657,397	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
2,051,217	—	—	—	—	3,416,775	14,618,647	745,675
—	—	—	—	—	—	—	—
76,961	27,352	142,654	81,335	73,498	346,233	42,394	1,071
63,428	1,723	—	65,029	2,005	156,290	80,629	33,256
258,318	129,643	—	954,589	187,446	612,474	172,568	77,632
—	—	—	—	—	—	—	—

2,501,808	158,723	2,225,001	1,100,953	262,949	4,531,772	14,914,238	857,634

$177,560,329	$67,472,386	$329,532,696	$1,327,851,733	$186,944,983	$786,059,122	$104,942,588	$15,607,164

$420,956,871	$128,958,816	$326,733,627	$1,257,702,204	$300,544,572	$940,334,755	$783,138,454	$38,646,331
(243,396,542)	(61,486,430)	2,799,069	70,149,529	(113,599,589)	(154,275,633)	(678,195,866)	(23,039,167)

$177,560,329	$67,472,386	$329,532,696	$1,327,851,733	$186,944,983	$786,059,122	$104,942,588	$15,607,164

5,250,000	1,100,800	15,450,000	43,550,000	3,750,000	27,150,000	4,518,273	650,000
$33.82	$61.29	$21.33	$30.49	$49.85	$28.95	$23.23	$24.01

$33.73	$61.35	$21.36	$30.51	$49.94	$28.93	$23.27	$24.04

$213,201,433	$66,204,003	$272,720,495	$1,261,324,449	$175,314,963	$642,629,971	$102,456,875	$14,806,769

$2,480,682	$120,127	$200,964	$1,205,818	$232,226	$4,313,352	$14,863,905	$826,905

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$4,737,919	$—	$—	$—	$—	$—

$2,042,159	$—	$—	$—	$—	$3,478,493	$13,811,291	$666,286

33

Statements of Operations

For the six months ended October 31, 2018

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco Cleantech™ ETF (PZD)	Invesco DWA Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)
Investment Income:
Unaffiliated dividend income	$6,946,074	$706,136	$5,701,246	$4,183,019
Affiliated dividend income	—	448	11,123	263,720
Non-cash dividend income	—	—	—	213,480
Securities lending income	—	62,759	129,334	117,332
Foreign withholding tax	(28,868)	(17,623)	—	(214,954)

Total Income	6,917,206	751,720	5,841,703	4,562,597

Expenses:
Advisory fees	2,553,640	421,859	3,971,936	651,582
Sub-licensing fees	306,431	63,279	794,381	130,315
Accounting & administration fees	79,780	18,931	140,407	23,414
Trustees’ and officer’s fees	10,325	5,363	15,782	6,621
Custodian & transfer agent fees	8,233	4,571	10,936	12,123
Recapture (Note 3)	—	27,984	—	—
Other expenses	58,324	27,524	70,703	33,421

Total Expenses	3,016,733	569,511	5,004,145	857,476

Less: Waivers	(618)	(52)	(1,049)	(26,845)

Net Expenses	3,016,115	569,459	5,003,096	830,631

Net Investment Income	3,901,091	182,261	838,607	3,731,966

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	2,477,724	(521,920)	(28,222,941)	2,769,420
In-kind redemptions	40,763,429	1,165,400	136,119,207	4,718,756
Swap agreements	—	—	—	2,733,511
Foreign currencies	—	(904)	—	(45,734)
Written options	—	—	—	—

Net realized gain (loss)	43,241,153	642,576	107,896,266	10,175,953

Change in net unrealized appreciation (depreciation) on:
Investment securities	(60,630,330)	(13,133,583)	(98,116,459)	(29,821,944)
Swap agreements	—	—	—	172,669
Foreign currencies	—	(9,186)	—	(29,143)
Written options	—	—	—	—

Net change in unrealized appreciation (depreciation)	(60,630,330)	(13,142,769)	(98,116,459)	(29,678,418)

Net realized and unrealized gain (loss)	(17,389,177)	(12,500,193)	9,779,807	(19,502,465)

Net increase (decrease) in net assets resulting from operations	$(13,488,086)	$(12,317,932)	$10,618,414	$(15,770,499)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Golden Dragon China ETF (PGJ)	Invesco Insider Sentiment ETF (NFO)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)	Invesco WilderHill Progressive Energy ETF (PUW)

$1,160,518	$532,729	$3,169,846	$12,951,942	$1,165,361	$4,429,033	$381,655	$133,206
2,172	980	4,197	44,772	1,975	6,749	1,389	610
—	—	—	—	480,625	—	—	—
459,697	—	—	—	—	23,192	1,113,251	7,658
(81,852)	—	—	—	—	—	(32,369)	(815)

1,540,535	533,709	3,174,043	12,996,714	1,647,961	4,458,974	1,463,926	140,659

602,762	183,560	964,556	1,785,554	519,621	2,128,504	288,838	44,328
120,552	22,027	—	317,685	51,964	319,277	57,767	8,890
22,830	19,160	—	125,140	19,165	78,019	18,931	18,931
6,867	2,246	—	12,607	2,723	13,576	6,781	4,329
37,188	4,566	—	18,307	4,084	6,694	9,133	2,224
14,486	—	—	—	14,562	—	—	—
30,655	23,571	—	56,771	31,048	64,177	36,989	19,869

835,340	255,130	964,556	2,316,064	643,167	2,610,247	418,439	98,571

(221)	(35,074)	(95)	(714,681)	(176)	(658)	(14,215)	(36,548)

835,119	220,056	964,461	1,601,383	642,991	2,609,589	404,224	62,023

705,416	313,653	2,209,582	11,395,331	1,004,970	1,849,385	1,059,702	78,636

(12,814,357)	(2,823,068)	(377,656)	(59,078,491)	(4,071,450)	3,844,363	(2,585,502)	(435,047)
34,115,732	2,927,849	6,736,604	123,625,443	6,850,663	16,105,010	6,403,005	409,011
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	(8,642,057)	—	—	—	—	—

21,301,375	104,781	(2,283,109)	64,546,952	2,779,213	19,949,373	3,817,503	(26,036)

(85,067,511)	(2,648,187)	545,084	(18,941,554)	(13,710,113)	(50,664,592)	(9,616,969)	(269,452)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	1,255,342	—	—	—	—	—

(85,067,511)	(2,648,187)	1,800,426	(18,941,554)	(13,710,113)	(50,664,592)	(9,616,969)	(269,452)

(63,766,136)	(2,543,406)	(482,683)	45,605,398	(10,930,900)	(30,715,219)	(5,799,466)	(295,488)

$(63,060,720)	$(2,229,753)	$1,726,899	$57,000,729	$(9,925,930)	$(28,865,834)	$(4,739,764)	$(216,852)

35

Statements of Changes in Net Assets

For the six months ended October 31, 2018 and the year ended April 30, 2018

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)		Invesco Cleantech™ ETF (PZD)
	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018
Operations:
Net investment income	$3,901,091	$6,482,073	$182,261	$800,030
Net realized gain	43,241,153	34,945,173	642,576	26,168
Net change in unrealized appreciation (depreciation)	(60,630,330)	121,310,441	(13,142,769)	14,324,263

Net increase (decrease) in net assets resulting from operations	(13,488,086)	162,737,687	(12,317,932)	15,150,461

Distributions to Shareholders from:
Distributable earnings	(4,832,040)	(5,890,874)	(806,999)	(1,006,758)
Return of capital	—	—	—	—

Total distributions to shareholders	(4,832,040)	(5,890,874)	(806,999)	(1,006,758)

Shareholder Transactions:
Proceeds from shares sold	29,104,577	357,161,751	8,659,436	57,512,328
Value of shares repurchased	(99,853,132)	(76,449,431)	(2,162,821)	(4,238,208)

Net increase (decrease) in net assets resulting from shares transactions	(70,748,555)	280,712,320	6,496,615	53,274,120

Increase (Decrease) in Net Assets	(89,068,681)	437,559,133	(6,628,316)	67,417,823

Net Assets:
Beginning of period	1,006,708,623	569,149,490	160,056,894	92,639,071

End of period	$917,639,942	$1,006,708,623	$153,428,578	$160,056,894

Changes in Shares Outstanding:
Shares sold	500,000	6,850,000	200,000	1,400,000
Shares repurchased	(1,750,000)	(1,450,000)	(50,000)	(100,000)
Shares outstanding, beginning of period	18,100,000	12,700,000	3,800,000	2,500,000

Shares outstanding, end of period	16,850,000	18,100,000	3,950,000	3,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco DWA Momentum ETF (PDP)		Invesco Global Listed Private Equity ETF (PSP)		Invesco Golden Dragon China ETF (PGJ)		Invesco Insider Sentiment ETF (NFO)
October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018	October 31, 2018	Eight Months Ended April 30, 2018	Year Ended August 31, 2017

$838,607	$3,907,326	$3,731,966	$8,919,591	$705,416	$1,596,220	$313,653	$528,856	$846,653
107,896,266	123,565,986	10,175,953	11,410,748	21,301,375	15,709,466	104,781	10,792,154	8,611,615
(98,116,459)	78,799,951	(29,678,418)	10,322,795	(85,067,511)	31,163,538	(2,648,187)	(3,503,720)	1,141,424

10,618,414	206,273,263	(15,770,499)	30,653,134	(63,060,720)	48,469,224	(2,229,753)	7,817,290	10,599,692

(1,183,085)	(3,926,777)	(8,142,823)	(30,958,567)	(536,515)	(4,673,478)	—	(1,099,212)	(1,266,043)
—	(231,609)	—	(1,046,678)	—	—	—	—	—

(1,183,085)	(4,158,386)	(8,142,823)	(32,005,245)	(536,515)	(4,673,478)	—	(1,099,212)	(1,266,043)

386,131,235	775,260,655	28,784,809	56,982,533	40,029,805	120,208,928	19,121,597	61,785,509	69,469,888
(473,678,130)	(872,536,302)	(24,201,807)	(96,721,963)	(70,080,455)	(46,256,021)	(22,104,354)	(67,946,474)	(84,658,617)

(87,546,895)	(97,275,647)	4,583,002	(39,739,430)	(30,050,650)	73,952,907	(2,982,757)	(6,160,965)	(15,188,729)

(78,111,566)	104,839,230	(19,330,320)	(41,091,541)	(93,647,885)	117,748,653	(5,212,510)	557,113	(5,855,080)

1,521,909,062	1,417,069,832	245,051,785	286,143,326	271,208,214	153,459,561	72,684,896	72,127,783	77,982,863

$1,443,797,496	$1,521,909,062	$225,721,465	$245,051,785	$177,560,329	$271,208,214	$67,472,386	$72,684,896	$72,127,783

6,750,000	15,450,000	2,350,000	4,500,000	800,000	2,700,000	300,000	1,000,000	1,350,000
(8,400,000)	(17,450,000)	(2,100,000)	(7,750,000)	(1,500,000)	(1,050,000)	(350,000)	(1,100,000)	(1,650,000)
28,900,000	30,900,000	20,100,000	23,350,000	5,950,000	4,300,000	1,150,800	1,250,800	1,550,800

27,250,000	28,900,000	20,350,000	20,100,000	5,250,000	5,950,000	1,100,800	1,150,800	1,250,800

37

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2018 and the year ended April 30, 2018

(Unaudited)

	Invesco S&P 500 BuyWrite ETF (PBP)		Invesco S&P 500® Quality ETF (SPHQ)
	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018
Operations:
Net investment income	$2,209,582	$4,051,094	$11,395,331	$25,754,531
Net realized gain (loss)	(2,283,109)	291,784	64,546,952	122,490,848
Net change in unrealized appreciation (depreciation)	1,800,426	16,313,957	(18,941,554)	(35,985,754)

Net increase (decrease) in net assets resulting from operations	1,726,899	20,656,835	57,000,729	112,259,625

Distributions to Shareholders from:
Distributable earnings	(2,488,916)	(35,632,329)	(11,785,807)	(26,665,792)
Return of capital	—	—	—	—

Total distributions to shareholders	(2,488,916)	(35,632,329)	(11,785,807)	(26,665,792)

Shareholder Transactions:
Proceeds from shares sold	48,389,698	70,858,906	414,134,539	852,029,039
Value of shares repurchased	(20,390,944)	(81,183,674)	(458,655,219)	(832,688,672)

Net increase (decrease) in net assets resulting from shares transactions	27,998,754	(10,324,768)	(44,520,680)	19,340,367

Increase (Decrease) in Net Assets	27,236,737	(25,300,262)	694,242	104,934,200

Net Assets:
Beginning of period	302,295,959	327,596,221	1,327,157,491	1,222,223,291

End of period	$329,532,696	$302,295,959	$1,327,851,733	$1,327,157,491

Changes in Shares Outstanding:
Shares sold	2,200,000	3,200,000	13,300,000	29,300,000
Shares repurchased	(950,000)	(3,750,000)	(14,700,000)	(28,600,000)
Shares outstanding, beginning of period	14,200,000	14,750,000	44,950,000	44,250,000

Shares outstanding, end of period	15,450,000	14,200,000	43,550,000	44,950,000

(a)	Changes in shares outstanding have been restated to reflect a one-for-five reverse stock split effective after the close of business on October 20, 2017. See Note 12.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P Spin-Off ETF (CSD)			Invesco Water Resources ETF (PHO)		Invesco WilderHill Clean Energy ETF (PBW)			Invesco WilderHill Progressive Energy ETF (PUW)
October 31, 2018	Eight Months Ended April 30, 2018	Year Ended August 31, 2017	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018		October 31, 2018	April 30, 2018

$1,004,970	$161,649	$1,750,605	$1,849,385	$2,565,991	$1,059,702	$1,389,936		$78,636	$99,517
2,779,213	20,463,166	21,344,035	19,949,373	94,312,738	3,817,503	9,444,312		(26,036)	3,138,498
(13,710,113)	(6,277,380)	11,070,738	(50,664,592)	6,550,510	(9,616,969)	7,305,875		(269,452)	(4,038,995)

(9,925,930)	14,347,435	34,165,378	(28,865,834)	103,429,239	(4,739,764)	18,140,123		(216,852)	(800,980)

—	(836,626)	(3,264,300)	(2,180,335)	(3,090,361)	(1,305,524)	(1,382,506)		(107,366)	(140,441)
—	(438,719)	—	—	—	—	—		—	—

—	(1,275,345)	(3,264,300)	(2,180,335)	(3,090,361)	(1,305,524)	(1,382,506)		(107,366)	(140,441)

24,469,496	57,422,266	47,467,855	40,479,189	130,879,008	11,220,318	40,526,760		—	2,597,403
(30,133,055)	(63,168,204)	(99,479,219)	(44,921,808)	(206,816,747)	(16,495,122)	(44,198,575)		(1,298,697)	(9,098,411)

(5,663,559)	(5,745,938)	(52,011,364)	(4,442,619)	(75,937,739)	(5,274,804)	(3,671,815)		(1,298,697)	(6,501,008)

(15,589,489)	7,326,152	(21,110,286)	(35,488,788)	24,401,139	(11,320,092)	13,085,802		(1,622,915)	(7,442,429)

202,534,472	195,208,320	216,318,606	821,547,910	797,146,771	116,262,680	103,176,878		17,230,079	24,672,508

$186,944,983	$202,534,472	$195,208,320	$786,059,122	$821,547,910	$104,942,588	$116,262,680		$15,607,164	$17,230,079

450,000	1,100,000	1,050,000	1,300,000	4,550,000	450,000	1,630,000	(a)	—	100,000
(550,000)	(1,200,000)	(2,200,000)	(1,450,000)	(7,100,000)	(650,000)	(1,861,727	)(a)	(50,000)	(350,000)
3,850,000	3,950,000	5,100,000	27,300,000	29,850,000	4,718,273	4,950,000	(a)	700,000	950,000

3,750,000	3,850,000	3,950,000	27,150,000	27,300,000	4,518,273	4,718,273	(a)	650,000	700,000

39

Financial Highlights

Invesco Aerospace & Defense ETF (PPA)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016		2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$55.62		$44.81	$36.43	$35.73		$32.16	$23.22
Net investment income(a)	0.22		0.42	0.60	0.53	(b)	0.32	0.33
Net realized and unrealized gain (loss) on investments	(1.10)		10.79	8.43	0.67		3.52	9.00
Total from investment operations	(0.88)		11.21	9.03	1.20		3.84	9.33
Distributions to shareholders from:
Net investment income	(0.28)		(0.40)	(0.65)	(0.50)		(0.27)	(0.39)
Net asset value at end of year	$54.46		$55.62	$44.81	$36.43		$35.73	$32.16
Market price at end of year(c)	$54.49		$55.66	$44.84	$36.42		$35.71	$32.15
Net Asset Value Total Return(d)	(1.62)%		25.13%	25.06%	3.43%		11.99%	40.52%
Market Price Total Return(d)	(1.64)%		25.14%	25.18%	3.46%		11.96%	40.59%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$917,640		$1,006,709	$569,149	$298,735		$262,613	$98,086
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(e)	0.60%	0.61%	0.64%		0.66%	0.66%
Expenses, prior to Waivers	0.59	%(e)	0.60%	0.61%	0.64%		0.66%	0.69%
Net investment income, after Waivers	0.76	%(e)	0.80%	1.47%	1.50	%(b)	0.94%	1.13%
Portfolio turnover rate(f)	6%		7%	10%	16%		13%	8%

(a)	Based on average shares outstanding.
(b)

Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.33 and 0.93%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco CleantechTM ETF (PZD)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017		2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$42.12		$37.06	$30.41		$30.60	$31.90	$25.47
Net investment income(a)	0.05		0.25	0.59	(b)	0.22	0.27	0.17
Net realized and unrealized gain (loss) on investments	(3.12)		5.18	6.41		(0.18)	(1.33)	6.53
Total from investment operations	(3.07)		5.43	7.00		0.04	(1.06)	6.70
Distributions to shareholders from:
Net investment income	(0.21)		(0.37)	(0.35)		(0.23)	(0.24)	(0.27)
Net asset value at end of year	$38.84		$42.12	$37.06		$30.41	$30.60	$31.90
Market price at end of year(c)	$38.87		$42.26	$37.19		$30.29	$30.54	$31.92
Net Asset Value Total Return(d)	(7.34)%		14.74%	23.21%		0.15%	(3.36)%	26.52%
Market Price Total Return(d)	(7.58)%		14.72%	24.13%		(0.05)%	(3.61)%	27.15%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$153,429		$160,057	$92,639		$71,466	$76,512	$84,535
Ratio to average net assets of:
Expenses, after Waivers	0.67	%(e)	0.67%	0.68%		0.67%	0.67%	0.67%
Expenses, prior to Waivers	0.68	%(e)	0.68%	0.73%		0.73%	0.72%	0.72%
Net investment income, after Waivers	0.22	%(e)	0.61%	1.81	%(b)	0.76%	0.89%	0.58%
Portfolio turnover rate(f)	9%		17%	24%		25%	22%	24%

(a)	Based on average shares outstanding.
(b)

Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.39 and 1.20%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights (continued)

Invesco DWA Momentum ETF (PDP)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015		2014
Per Share Operating Performance:
Net asset value at beginning of year	$52.66		$45.86	$40.51	$42.44	$36.96		$31.77
Net investment income(a)	0.03		0.13	0.28	0.12	0.16		0.06
Net realized and unrealized gain (loss) on investments	0.33		6.81	5.41	(1.94)	5.43		5.23
Total from investment operations	0.36		6.94	5.69	(1.82)	5.59		5.29
Distributions to shareholders from:
Net investment income	(0.04)		(0.13)	(0.34)	(0.11)	(0.11)		(0.10)
Return of capital	—		(0.01)	—	—	—		—
Total distributions	(0.04)		(0.14)	(0.34)	(0.11)	(0.11)		(0.10)
Net asset value at end of year	$52.98		$52.66	$45.86	$40.51	$42.44		$36.96
Market price at end of year(b)	$53.01		$52.72	$45.87	$40.50	$42.43		$36.93
Net Asset Value Total Return(c)	0.68%		15.17%	14.12%	(4.29)%	15.13%		16.71%
Market Price Total Return(c)	0.62%		15.28%	14.17%	(4.29)%	15.19%		16.65%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,443,797		$1,521,909	$1,417,070	$1,438,022	$1,871,780		$1,260,444
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.64%	0.63	%(d)	0.64	%(d)
Expenses, prior to Waivers	0.63	%(e)	0.63%	0.63%	0.64%	0.63	%(d)	0.64	%(d)
Net investment income, after Waivers	0.11	%(e)	0.26%	0.65%	0.29%	0.39%		0.17%
Portfolio turnover rate(f)	31%		68%	68%	100%	73%		75%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights (continued)

Invesco Global Listed Private Equity ETF (PSP)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018		2017	2016		2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$12.19		$12.25		$10.45	$11.95		$11.79	$11.70
Net investment income(a)	0.18		0.40	(b)	0.41	0.60	(c)	0.35	0.38	(d)
Net realized and unrealized gain (loss) on investments	(0.90)		0.99		1.85	(1.53)		0.41	1.38
Total from investment operations	(0.72)		1.39		2.26	(0.93)		0.76	1.76
Distributions to shareholders from:
Net investment income	(0.38)		(1.40)		(0.46)	(0.57)		(0.60)	(1.67)
Return of capital	—		(0.05)		—	—		—	—
Total distributions	(0.38)		(1.45)		(0.46)	(0.57)		(0.60)	(1.67)
Net asset value at end of year	$11.09		$12.19		$12.25	$10.45		$11.95	$11.79
Market price at end of year(e)	$11.07		$12.21		$12.29	$10.39		$11.93	$11.85
Net Asset Value Total Return(f)	(6.26)%		11.76%		22.21%	(8.09)%		6.79%	16.20%
Market Price Total Return(f)	(6.58)%		11.57%		23.32%	(8.47)%		6.09%	16.31%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$225,721		$245,052		$286,143	$325,925		$476,606	$583,601
Ratio to average net assets of:
Expenses, after Waivers(g)	0.64	%(h)	0.64%		0.66%	0.64%		0.64%	0.69%
Expenses, prior to Waivers(g)	0.66	%(h)	0.65%		0.67%	0.66%		0.66%	0.70%
Net investment income, after Waivers	2.86	%(h)	3.16	%(b)	3.77%	5.51	%(c)	3.04%	3.20	%(d)
Portfolio turnover rate(i)	35%		44%		39%	35%		30%	53%

(a)	Based on average shares outstanding.
(b)

Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.30 and 2.37%, respectively.

(c)

Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.34 and 3.12%, respectively.

(d)

Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.28 and 2.39%, respectively.

(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights (continued)

Invesco Golden Dragon China ETF (PGJ)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$45.58		$35.69	$30.51	$33.67	$27.65	$19.65
Net investment income(a)	0.13		0.31	0.19	0.06	0.21	0.21
Net realized and unrealized gain (loss) on investments	(11.79)		10.50	5.54	(3.10)	6.06	8.08
Total from investment operations	(11.66)		10.81	5.73	(3.04)	6.27	8.29
Distributions to shareholders from:
Net investment income	(0.10)		(0.92)	(0.55)	(0.09)	(0.25)	(0.29)
Return of capital	—		—	—	(0.03)	—	—
Total distributions	(0.10)		(0.92)	(0.55)	(0.12)	(0.25)	(0.29)
Net asset value at end of year	$33.82		$45.58	$35.69	$30.51	$33.67	$27.65
Market price at end of year(b)	$33.73		$45.58	$35.69	$30.49	$33.62	$27.60
Net Asset Value Total Return(c)	(25.62)%		30.46%	19.23%	(9.04)%	22.79%	42.28%
Market Price Total Return(c)	(25.82)%		30.46%	19.31%	(8.97)%	22.83%	42.46%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$177,560		$271,208	$153,460	$163,248	$230,631	$258,569
Ratio to average net assets of:
Expenses, after Waivers	0.69	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.69	%(d)	0.70%	0.73%	0.70%	0.70%	0.70%
Net investment income, after Waivers	0.59	%(d)	0.70%	0.61%	0.18%	0.68%	0.75%
Portfolio turnover rate(e)	22%		25%	30%	47%	25%	37%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights (continued)

Invesco Insider Sentiment ETF (NFO)

	Six Months Ended October 31, 2018 (Unaudited)		Eight Months Ended April 30, 2018		Year Ended August 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value, beginning of period	$63.16		$57.67		$50.29	$47.50	$49.25	$41.15	$34.05
Net investment income(a)	0.28		0.44		0.61	0.69	0.55	0.56	0.64
Net realized and unrealized gain (loss) on investments	(2.15)		5.97		7.67	2.82	(1.72)	7.98	7.06
Total from investment operations	(1.87)		6.41		8.28	3.51	(1.17)	8.54	7.70
Distributions to shareholders from:
Net investment income	—		(0.92)		(0.90)	(0.72)	(0.58)	(0.44)	(0.60)
Net asset value, end of period	$61.29		$63.16		$57.67	$50.29	$47.50	$49.25	$41.15
Market price, end of period	$61.35	(b)	$63.18	(b)	$57.51	$50.23	$47.52	$49.22	$41.09
Net Asset Value Total Return(c)	(2.96)%		11.14%		16.79%	7.51%	(2.40)%	20.80%	22.94%
Market Price Total Return(c)	(2.90)%		11.48%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$67,472		$72,685		$72,128	$77,983	$123,547	$184,735	$131,700
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60	%(d)	0.61%	0.65%	0.65%	0.66%	0.65%
Expenses, prior to Waivers	0.69	%(d)	0.73	%(d)	0.74%	0.76%	0.73%	0.74%	0.77%
Net investment income, after Waivers	0.85	%(d)	1.08	%(d)	1.18%	1.47%	1.13%	1.21%	1.67%
Portfolio turnover rate(e)	56%		108%		189%	117%	112%	106%	45%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights (continued)

Invesco S&P 500 BuyWrite ETF (PBP)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$21.29		$22.21	$20.33	$21.22	$21.32	$20.83
Net investment income(a)	0.15		0.28	0.29	0.30	0.28	0.28
Net realized and unrealized gain (loss) on investments	1.32		1.16	2.10	(0.11)	0.65	1.57
Total from investment operations	1.47		1.44	2.39	0.19	0.93	1.85
Distributions to shareholders from:
Net investment income	(0.16)		(1.09)	(0.33)	(0.34)	(0.86)	(1.35)
Net realized gains	(1.27)		(1.27)	(0.18)	(0.74)	(0.17)	(0.01)
Total distributions	(1.43)		(2.36)	(0.51)	(1.08)	(1.03)	(1.36)
Net asset value at end of year	$21.33		$21.29	$22.21	$20.33	$21.22	$21.32
Market price at end of year(b)	$21.36		$21.33	$22.23	$20.29	$21.22	$21.35
Net Asset Value Total Return(c)	0.92%		6.59%	11.86%	0.90%	4.48%	9.34%
Market Price Total Return(c)	0.87%		6.68%	12.18%	0.67%	4.32%	9.50%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$329,533		$302,296	$327,596	$297,895	$404,270	$249,458
Ratio to average net assets of:
Expenses	0.57	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.31	%(d)	1.25%	1.37%	1.47%	1.33%	1.37%
Portfolio turnover rate(e)	6%		16%	24%	43%	50%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Quality ETF (SPHQ)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$29.53		$27.62	$24.70	$23.25	$20.90	$17.87
Net investment income(a)	0.26		0.57	0.54	0.45	0.41	0.36
Net realized and unrealized gain on investments	0.97		1.89	2.84	1.46	2.33	3.03
Total from investment operations	1.23		2.46	3.38	1.91	2.74	3.39
Distributions to shareholders from:
Net investment income	(0.27)		(0.55)	(0.46)	(0.46)	(0.39)	(0.36)
Net asset value at end of year	$30.49		$29.53	$27.62	$24.70	$23.25	$20.90
Market price at end of year(b)	$30.51		$29.55	$27.63	$24.70	$23.24	$20.89
Net Asset Value Total Return(c)	4.14%		8.94%	13.84%	8.39%	13.17%	19.15%
Market Price Total Return(c)	4.14%		8.98%	13.88%	8.43%	13.18%	19.09%
Ratios/Supplemental Data:
Net assets at end of year(000’s omitted)	$1,327,852		$1,327,157	$1,222,223	$899,078	$533,537	$365,686
Ratio to average net assets of:
Expenses, after Waivers	0.23	%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses, prior to Waivers	0.34	%(d)	0.37%	0.38%	0.38%	0.38%	0.39%
Net investment income, after Waivers	1.67	%(d)	1.95%	2.10%	1.92%	1.83%	1.87%
Portfolio turnover rate(e)	45%		60%	49%	102%	18%	13%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights (continued)

Invesco S&P Spin-Off ETF (CSD)

	Six Months Ended October 31, 2018 (Unaudited)		Eight Months Ended April 30, 2018		Year Ended August 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value, beginning of period	$52.61		$49.42		$42.42	$40.90	$46.47	$37.96	$26.54
Net investment income(a)	0.26		0.04		0.39	0.61	0.72	0.45	0.14
Net realized and unrealized gain (loss) on investments	(3.02)		3.46		7.31	1.91	(5.55)	8.15	11.36
Total from investment operations	(2.76)		3.50		7.70	2.52	(4.83)	8.60	11.50
Distributions to shareholders from:
Net investment income	—		(0.20)		(0.70)	(1.00)	(0.74)	(0.09)	(0.08)
Return of capital	—		(0.11)		—	—	—	—	—
Total distributions to shareholders	—		(0.31)		(0.70)	(1.00)	(0.74)	(0.09)	(0.08)
Net asset value, end of period	$49.85		$52.61		$49.42	$42.42	$40.90	$46.47	$37.96
Market price, end of period	$49.94	(b)	$52.55	(b)	$49.34	$42.42	$40.85	$46.46	$38.01
Net Asset Value Total Return(c)	(5.25)%		7.10%		18.39%	6.42%	(10.54)%	22.65%	43.41%
Market Price Total Return(c)	(4.97)%		7.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$186,945		$202,534		$195,208	$216,319	$413,092	$615,693	$275,245
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(d)	0.64	%(d)	0.64%	0.65%	0.65%	0.66%	0.65%
Expenses, prior to Waivers	0.62	%(d)	0.65	%(d)	0.64%	0.71%	0.71%	0.72%	0.78%
Net investment income, after Waivers	0.97	%(d)	0.12	%(d)	0.86%	1.54%	1.57%	1.00%	0.41%
Portfolio turnover rate(e)	22%		24%		44%	116%	56%	81%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights (continued)

Invesco Water Resources ETF (PHO)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$30.09		$26.71	$22.99	$25.19	$25.92	$22.06
Net investment income(a)	0.07		0.09	0.16	0.13	0.14	0.16
Net realized and unrealized gain (loss) on investments	(1.13)		3.39	3.68	(2.17)	(0.72)	3.83
Total from investment operations	(1.06)		3.48	3.84	(2.04)	(0.58)	3.99
Distributions to shareholders from:
Net investment income	(0.08)		(0.10)	(0.12)	(0.16)	(0.15)	(0.13)
Net asset value at end of year	$28.95		$30.09	$26.71	$22.99	$25.19	$25.92
Market price at end of year(b)	$28.93		$30.09	$26.70	$22.98	$25.17	$25.91
Net Asset Value Total Return(c)	(3.54)%		13.07%	16.73%	(8.09)%	(2.25)%	18.16%
Market Price Total Return(c)	(3.61)%		13.11%	16.74%	(8.06)%	(2.29)%	18.17%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$786,059		$821,548	$797,147	$680,463	$855,159	$990,247
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(d)	0.62%	0.62%	0.61%	0.61%	0.61%
Expenses, prior to Waivers	0.61	%(d)	0.62%	0.62%	0.61%	0.61%	0.61%
Net investment income, after Waivers	0.43	%(d)	0.31%	0.64%	0.58%	0.56%	0.66%
Portfolio turnover rate(e)	17%		23%	44%	89%	25%	34%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco WilderHill Clean Energy ETF (PBW)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017(a)	2016(a)	2015(a)	2014(a)
Per Share Operating Performance:
Net asset value at beginning of year	$24.64		$20.85	$20.55	$28.80	$32.95	$23.95
Net investment income(b)	0.23		0.31	0.30	0.55	0.70	0.50
Net realized and unrealized gain (loss) on investments	(1.36)		3.78	0.40	(8.30)	(4.10)	9.25
Total from investment operations	(1.13)		4.09	0.70	(7.75)	(3.40)	9.75
Distributions to shareholders from:
Net investment income	(0.28)		(0.30)	(0.40)	(0.50)	(0.75)	(0.75)
Net asset value at end of year	$23.23		$24.64	$20.85	$20.55	$28.80	$32.95
Market price at end of year(c)	$23.27		$24.66	$20.85	$20.55	$28.80	$32.95
Net Asset Value Total Return(d)	(4.66)%		19.78%	3.60%	(27.19)%	(10.36)%	41.23%
Market Price Total Return(d)	(4.58)%		19.87%	3.60%	(27.19)%	(10.36)%	41.23%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$104,943		$116,263	$103,177	$101,255	$143,790	$218,101
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.72	%(e)	0.77%	0.76%	0.76%	0.72%	0.70%
Net investment income, after Waivers	1.83	%(e)	1.30%	1.59%	2.37%	2.39%	1.55%
Portfolio turnover rate(f)	20%		43%	59%	60%	48%	57%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on October 20, 2017.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights (continued)

Invesco WilderHill Progressive Energy ETF (PUW)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$24.61		$25.97	$22.37	$28.47	$32.73	$27.56
Net investment income(a)	0.12		0.12	0.15	0.30	0.50	0.24
Net realized and unrealized gain (loss) on investments	(0.56)		(1.33)	3.60	(6.07)	(4.27)	5.27
Total from investment operations	(0.44)		(1.21)	3.75	(5.77)	(3.77)	5.51
Distributions to shareholders from:
Net investment income	(0.16)		(0.15)	(0.15)	(0.33)	(0.49)	(0.34)
Net asset value at end of year	$24.01		$24.61	$25.97	$22.37	$28.47	$32.73
Market price at end of year(b)	$24.04		$24.65	$25.96	$22.36	$28.47	$32.71
Net Asset Value Total Return(c)	(1.86)%		(4.67)%	16.84%	(20.29)%	(11.59)%	20.24%
Market Price Total Return(c)	(1.89)%		(4.48)%	16.85%	(20.32)%	(11.54)%	20.21%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$15,607		$17,230	$24,673	$23,487	$34,170	$45,819
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	1.11	%(d)	1.05%	0.99%	0.99%	0.86%	0.84%
Net investment income, after Waivers	0.89	%(d)	0.44%	0.64%	1.34%	1.69%	0.78%
Portfolio turnover rate(e)	14%		24%	39%	40%	41%	37%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2018

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust (the “Trust”), formerly PowerShares Exchange-Traded Fund Trust, was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Aerospace & Defense ETF (PPA)	“Aerospace & Defense ETF”
Invesco CleantechTM ETF (PZD)	“CleantechTM ETF”
Invesco DWA Momentum ETF (PDP)	“DWA Momentum ETF”
Invesco Global Listed Private Equity ETF (PSP)	“Global Listed Private Equity ETF”
Invesco Golden Dragon China ETF (PGJ)	“Golden Dragon China ETF”
Invesco Insider Sentiment ETF (NFO)	“Insider Sentiment ETF”
Invesco S&P 500 BuyWrite ETF (PBP)	“S&P 500 BuyWrite ETF”
Invesco S&P 500® Quality ETF (SPHQ)	“S&P 500® Quality ETF”
Invesco S&P Spin-Off ETF (CSD)	“S&P Spin-Off ETF”
Invesco Water Resources ETF (PHO)	“Water Resources ETF”
Invesco WilderHill Clean Energy ETF (PBW)	“WilderHill Clean Energy ETF”
Invesco WilderHill Progressive Energy ETF (PUW)	“WilderHill Progressive Energy ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of DWA Momentum ETF, Golden Dragon China ETF and Water Resources ETF, which are listed and traded on The NASDAQ Stock Market LLC.

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Aerospace & Defense ETF	SPADE® Defense Index
CleantechTM ETF	The Cleantech IndexTM
DWA Momentum ETF	Dorsey Wright® Technical Leaders Index
Global Listed Private Equity ETF	Red Rocks Global Listed Private Equity Index
Golden Dragon China ETF	NASDAQ Golden Dragon China Index
Insider Sentiment ETF	Nasdaq US Insider Sentiment Index
S&P 500 BuyWrite ETF	CBOE S&P 500 BuyWrite IndexSM
S&P 500® Quality ETF	S&P 500® Quality Index
S&P Spin-Off ETF	S&P U.S. Spin-Off Index
Water Resources ETF	NASDAQ OMX US Water IndexSM
WilderHill Clean Energy ETF	WilderHill Clean Energy Index
WilderHill Progressive Energy ETF	WilderHill Progressive Energy Index

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Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

50

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for Funds that invest in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. Each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, each Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Momentum Investing Risk. DWA Momentum ETF employs a “momentum” style of investing that is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Diversified Fund Risk. Aerospace & Defense ETF, Golden Dragon China ETF, Insider Sentiment ETF, S&P Spin-Off ETF and Water Resources ETF are non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when

51

rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small- and Mid-Capitalization Company Risk. For each Fund (except S&P 500 BuyWrite ETF, S&P 500® Quality ETF and WilderHill Progressive Energy ETF), investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Securities Risk. For CleantechTM ETF, Global Listed Private Equity ETF, Golden Dragon China ETF and Water Resources ETF, since their Underlying Indexes may include ADRs and/or global depositary receipts (“GDRs”), investing in these Funds involve risks of investing in foreign securities, in addition to the risks associated with domestic securities. In general, foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies. Therefore, not all material information regarding these companies will be available.

Risk of Investing in Listed Private Equity Companies. For Global Listed Private Equity ETF, there are certain risks inherent in investing in listed private equity companies, which encompass business development companies (“BDCs”), and other financial institutions or vehicles whose principal business is to invest in and lend capital to, or provide services to privately held companies. The 1940 Act imposes certain restraints upon the operations of BDCs. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

Depositary Receipt Risk. Insider Sentiment ETF may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in each Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of each Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Portfolio Turnover Risk. Insider Sentiment ETF may engage in active and frequent trading of its portfolio securities to reflect the rebalancing of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for S&P 500 BuyWrite ETF) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees acquired fund fees and expenses, if any, and extraordinary expenses.

S&P 500 BuyWrite ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except Insider Sentiment ETF and S&P Spin-Off ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Insider Sentiment ETF and S&P Spin-Off ETF declare and pay dividends from net investment income, if any, to shareholders annually and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

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H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Option Contracts Written

S&P 500 BuyWrite ETF engaged in certain strategies involving options to manage or minimize the risk of its investments or for investment purposes. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. When the Fund writes (sells) call options, the amount of the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently “marked-to-market” to reflect the current value of the option written. The difference between the premium received and the current value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation (depreciation) is reported in the Statements of Operations. If a written call option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

Writing Covered Call Option Risk. The primary risk in writing a call option is market risk. By writing covered call options in return for the receipt of premiums, the S&P 500 BuyWrite ETF will give up the opportunity to benefit from potential increases in the value of the S&P 500® Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the S&P 500® Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. There is also a risk the Fund may not be able to enter into a closing transaction because of an illiquid market. If trading of options is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

J. Swap Agreements

Global Listed Private Equity ETF may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

K. Securities Lending

During the six-month period ended October 31, 2018, CleantechTM ETF, DWA Momentum ETF, Global Listed Private Equity ETF, Golden Dragon China ETF, Water Resources ETF, WilderHill Clean Energy ETF and WilderHill Progressive Energy ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities

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determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to Counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

L. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the fiscal year ended April 30, 2018, distributions from distributable earnings consisted of:

Fund	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gains
Aerospace & Defense ETF	$5,890,874	$—
CleantechTM ETF	1,006,758	—
DWA Momentum ETF	3,926,777	—
Global Listed Private Equity ETF	30,958,567	—
Golden Dragon China ETF	4,673,478	—
Insider Sentiment ETF(1)	1,099,212	—
S&P 500 BuyWrite ETF	15,918,964	19,713,365
S&P 500® Quality ETF	26,665,792	—
S&P Spin-Off ETF(1)	836,626	—
Water Resources ETF	3,090,361	—
WilderHill Clean Energy ETF	1,382,506	—
WilderHill Progressive Energy ETF	140,441	—

(1)	For the fiscal period September 1, 2017 to April 30, 2018

For the fiscal year ended August 31, 2017, distributions from distributable earnings for Insider Sentiment ETF and S&P Spin-Off ETF consisted of distributions from net investment income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for S&P 500 BuyWrite ETF and S&P 500® Quality ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. S&P 500® Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.15% of the Fund’s average daily net assets. Prior to August 20, 2018 the advisory fee was 0.29%. Effective August 20, 2018, the Adviser voluntarily agreed to permanently waive a portion of the S&P 500® Quality ETF’s advisory fee. After giving effect to such waiver, the advisory fee was 0.15%. Effective September 24, 2018, the Adviser has contractually reduced S&P 500® Quality ETF’s advisory fee from 0.29% to 0.15%.

Pursuant to another Investment Advisory Agreement, S&P 500 BuyWrite ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.49% (0.75% prior to July 1, 2018) of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of S&P 500 BuyWrite ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution

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fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except S&P 500 BuyWrite ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for S&P 500 BuyWrite ETF and S&P 500® Quality ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2019 (April 6, 2020 for Insider Sentiment ETF and S&P Spin-Off ETF). The Expense Cap (including sub-licensing fees) for S&P 500® Quality ETF is 0.15% (0.29% prior to August 20, 2018) of the Fund’s average daily net assets per year through at least August 31, 2019. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2019 (April 6, 2020 for Insider Sentiment ETF and S&P Spin-Off ETF). During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Aerospace & Defense ETF, CleantechTM ETF, DWA Momentum ETF, Global Listed Private Equity ETF, Golden Dragon China ETF, S&P Spin-Off ETF and Water Resources ETF.

Further, the Adviser agrees to reimburse Insider Sentiment ETF and S&P Spin-Off ETF in the amount equal to the licensing fees that each Fund pays that cause the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to exceed 0.60% and 0.64%, respectively.

Additionally, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2018, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Aerospace & Defense ETF	$618
CleantechTM ETF	52
DWA Momentum ETF	1,049
Global Listed Private Equity ETF	26,845
Golden Dragon China ETF	221
Insider Sentiment ETF	35,074
S&P 500 BuyWrite ETF	95
S&P 500® Quality ETF	714,681
S&P Spin-Off ETF	176
Water Resources ETF	658
WilderHill Clean Energy ETF	14,215
WilderHill Progressive Energy ETF	36,548
The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2018 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/19	04/30/20	04/30/21	10/31/21
CleantechTM ETF	$54,446	$14,354	$40,092	$—	$—
Insider Sentiment ETF	49,542	—	—	14,562	34,980
S&P 500® Quality ETF	2,995,268	299,715	919,351	1,062,417	713,785
WilderHill Clean Energy ETF	166,429	25,697	56,660	70,007	14,065
WilderHill Progressive Energy ETF	223,405	38,038	69,841	79,039	36,487

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The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Aerospace & Defense ETF	SPADE Indexes
CleantechTM ETF	Cleantech Indices LLC
DWA Momentum ETF	Dorsey Wright & Associates, LLC
Global Listed Private Equity ETF	Red Rocks Capital, LLC
Golden Dragon China ETF	Nasdaq, Inc.
Insider Sentiment ETF	Nasdaq, Inc.
S&P 500 BuyWrite ETF	S&P Dow Jones Indices LLC
S&P 500® Quality ETF	S&P Dow Jones Indices LLC
S&P Spin-Off ETF	S&P Dow Jones Indices LLC
Water Resources ETF	Nasdaq, Inc.
WilderHill Clean Energy ETF	WilderHill
WilderHill Progressive Energy ETF	Progressive Energy Index LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for S&P 500 BuyWrite ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2018.

Invesco S&P 500 BuyWrite ETF

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco Ltd.	$156,844	$40,836	$(26,178)	$(34,402)	$(8,099)	$129,001	$3,353

Invesco S&P 500® Quality ETF

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco Ltd.*	$3,553,402	$832,625	$(4,214,867)	$712,040	$(883,200)	$—	$36,757

*	At October 31, 2018, this security was no longer held.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

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Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value on options held in S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$193,920,975	$—	$—	$193,920,975
Money Market Funds	30,897,574	—	—	30,897,574

Total Investments	$224,818,549	$—	$—	$224,818,549

Other Investments-Assets*
Swap Agreements	—	104,264	—	104,264

Other Investments-Liabilites*
Swap Agreements	—	(24,715)	—	(24,715)

Total Other Investments	—	79,549	—	79,549

Total Investments	$224,818,549	$79,549	$—	$224,898,098

Golden Dragon China ETF
Investments in Securities
Common Stocks and Other Equity Interests	$177,425,038	$—	$0	$177,425,038
Money Market Funds	2,480,682	—	—	2,480,682

Total Investments	$179,905,720	$—	$0	$179,905,720

*	Unrealized appreciation (depreciation)

Note 6. Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2018:

	Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
Derivative Assets	Equity Risk
Unrealized appreciation on swap agreements — OTC	$104,264	$—
Derivatives not subject to master netting agreements	—	—

Total Derivative Assets subject to master netting agreements	$104,264	$—

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	Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
Derivative Liabilities	Equity Risk
Options written, at value — Exchange-Traded	$—	$(1,300,500)
Unrealized depreciation on swap agreements — OTC	(24,715)	—

Total Derivative Liabilities	(24,715)	(1,300,500)

Derivatives not subject to master netting agreements	—	1,300,500

Total Derivative Liabilities subject to master netting agreements	$(24,715)	$—

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2018:

Global Listed Private Equity ETF

	Financial Derivative Assets	Financial Derivative Liabilities	Net Value of Derivatives	Collateral (Received)/Pledged
Counterparty	Swap agreements	Swap agreements		Non-Cash	Cash	Net Amount
Citibank, N.A.	$104,264	$(21,601)	$82,663	$—	$—	$82,663
Morgan Stanley Capital Services LLC	—	(3,114)	(3,114)	—	—	(3,114)

Total	$104,264	$(24,715)	$79,549	$—	$—	$79,549

Effect of Derivative Investments for the Six-Month Period Ended October 31, 2018

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
	Equity Risk
Realized Gain (Loss):
Options written	$—	$(8,642,057)
Swap agreements	2,733,511	—
Change in Net Unrealized Appreciation:
Options written	—	1,255,342
Swap agreements	172,669	—

Total	$2,906,180	$(7,386,715)

The table below summarizes the average notional value of options written outstanding and swap agreements during the period.

	Average Notional Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
Options written	$—	$336,183,071
Swap agreements	27,532,402	—

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

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Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards and expiration dates for each Fund as of April 30, 2018:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
Aerospace & Defense ETF	$9,464,875	$—	$2,631,630	$12,096,505
CleantechTM ETF	12,098,616	1,311,920	28,786,482	42,197,018
DWA Momentum ETF	10,496,532	313,856,087	—	324,352,619
Global Listed Private Equity ETF	—	18,499,982	48,332,026	66,832,008
Golden Dragon China ETF	35,483,714	20,070,668	158,542,213	214,096,595
Insider Sentiment ETF	4,329,103	47,514,724	11,283,822	63,127,649
S&P 500 BuyWrite ETF	—	—	—	—
S&P 500® Quality ETF	9,869,908	33,998,239	9,203,434	53,071,581
S&P Spin-Off ETF	617,814	55,020,430	65,465,299	121,103,543
Water Resources ETF	33,978,301	154,295,967	123,600,231	311,874,499
WilderHill Clean Energy ETF	241,008,862	85,334,635	351,034,747	677,378,244
WilderHill Progressive Energy ETF	2,282,887	6,329,934	14,708,567	23,321,388

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8. Investment Transactions

For the six-month period ended October 31, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Aerospace & Defense ETF	$56,721,851	$56,670,187
CleantechTM ETF	15,024,150	15,915,139
DWA Momentum ETF	493,911,042	493,247,011
Global Listed Private Equity ETF	78,993,117	78,316,790
Golden Dragon China ETF	53,425,677	52,187,321
Insider Sentiment ETF	41,460,631	40,054,755
S&P 500 BuyWrite ETF	19,420,077	27,781,726
S&P 500® Quality ETF	605,672,005	606,621,180
S&P Spin-Off ETF	45,102,653	45,196,588
Water Resources ETF	139,088,903	140,676,401
WilderHill Clean Energy ETF	22,981,344	22,977,451
WilderHill Progressive Energy ETF	2,511,069	2,503,588

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For the six-month period ended October 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Aerospace & Defense ETF	$29,108,455	$100,768,188
CleantechTM ETF	8,659,395	2,162,957
DWA Momentum ETF	386,090,266	475,025,206
Global Listed Private Equity ETF	24,633,440	21,577,047
Golden Dragon China ETF	39,992,543	70,958,385
Insider Sentiment ETF	19,119,828	23,150,844
S&P 500 BuyWrite ETF	48,787,187	20,486,773
S&P 500® Quality ETF	413,580,580	458,171,317
S&P Spin-Off ETF	24,461,880	28,950,286
Water Resources ETF	40,482,761	44,575,702
WilderHill Clean Energy ETF	11,212,204	16,598,445
WilderHill Progressive Energy ETF	—	1,299,034

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Aerospace & Defense ETF	$149,588,027	$(17,443,906)	$132,144,121	$785,634,532
CleantechTM ETF	33,204,570	(8,165,077)	25,039,493	129,029,730
DWA Momentum ETF	242,758,126	(46,541,717)	196,216,409	1,263,580,245
Global Listed Private Equity ETF	23,147,016	(43,820,060)	(20,673,044)	245,571,142
Golden Dragon China ETF	8,224,585	(58,667,567)	(50,442,982)	230,348,702
Insider Sentiment ETF	3,404,778	(2,283,970)	1,120,808	66,471,027
S&P 500 BuyWrite ETF	75,257,483	(69,495,130)	5,762,353	323,772,459
S&P 500® Quality ETF	115,450,690	(58,811,685)	56,639,005	1,270,604,097
S&P Spin-Off ETF	24,710,768	(20,990,997)	3,719,771	183,442,573
Water Resources ETF	160,324,394	(23,061,347)	137,263,047	652,843,712
WilderHill Clean Energy ETF	14,677,869	(19,471,753)	(4,793,884)	124,473,563
WilderHill Progressive Energy ETF	2,720,472	(2,391,237)	329,235	16,098,275

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for S&P 500 BuyWrite ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not

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available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 12. Reverse Stock Split

On September 28, 2017, the Board of Trustees approved a one-for-five reverse stock split for WilderHill Clean Energy ETF. The effect of the reverse stock split was to decrease the number of shares outstanding of that Fund, whereby every five outstanding shares of the Fund as of the close of business on October 20, 2017 automatically converted to one share as of the opening of business on October 23, 2017. The transaction did not change the net assets of the Fund or the value of any shareholder’s investment in the Fund.

Note 13. Subsequent Event

At a meeting held on December 13, 2018, the Board of Trustees of the Trust approved the termination and winding down of WilderHill Progressive Energy ETF, with the liquidation payment to shareholders expected to take place on or about February 27, 2019. Investors who have elected not to sell their shares before market close on February 20, 2019 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 27, 2019.

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Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, (excluding Invesco S&P 500 BuyWrite ETF), you incur advisory fees and other Fund expenses. As a shareholder of a Fund of the Invesco S&P 500 BuyWrite ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2018.

In addition to the fees and expenses which the Invesco Global Listed Private Equity ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Aerospace & Defense ETF (PPA)
Actual	$1,000.00	$983.80	0.59%	$2.95
Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.59	3.01
Invesco CleantechTM ETF (PZD)
Actual	1,000.00	926.60	0.67	3.25
Hypothetical (5% return before expenses)	1,000.00	1,021.83	0.67	3.41
Invesco DWA Momentum ETF (PDP)
Actual	1,000.00	1,006.80	0.63	3.19
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
Invesco Global Listed Private Equity ETF (PSP)
Actual	1,000.00	937.40	0.64	3.13
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.64	3.26

63

Fees and Expenses (continued)

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Golden Dragon China ETF (PGJ)
Actual	$1,000.00	$743.80	0.69%	$3.03
Hypothetical (5% return before expenses)	1,000.00	1,021.73	0.69	3.52
Invesco Insider Sentiment ETF (NFO)
Actual	1,000.00	970.40	0.60	2.98
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco S&P 500 BuyWrite ETF (PBP)
Actual	1,000.00	1,009.20	0.57	2.89
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
Invesco S&P 500® Quality ETF (SPHQ)
Actual	1,000.00	1,041.40	0.23	1.18
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.23	1.17
Invesco S&P Spin-Off ETF (CSD)
Actual	1,000.00	947.55	0.62	3.04
Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16
Invesco Water Resources ETF (PHO)
Actual	1,000.00	964.60	0.61	3.02
Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.61	3.11
Invesco WilderHill Clean Energy ETF (PBW)
Actual	1,000.00	953.40	0.70	3.45
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57
Invesco WilderHill Progressive Energy ETF (PUW)
Actual	1,000.00	981.40	0.70	3.50
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

64

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-4	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

October 31, 2018

PKW	Invesco BuyBack AchieversTM ETF
PFM	Invesco Dividend AchieversTM ETF
DJD	Invesco Dow Jones Industrial Average Dividend ETF
PGF	Invesco Financial Preferred ETF
PEY	Invesco High Yield Equity Dividend AchieversTM ETF
PID	Invesco International Dividend AchieversTM ETF

2

Invesco BuyBack Achievers™ ETF (PKW)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Financials	28.2
Consumer Discretionary	19.1
Consumer Staples	13.5
Health Care	11.4
Communication Services	11.1
Information Technology	6.7
Industrials	5.2
Energy	2.0
Real Estate	1.6
Materials	1.2
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—11.1%
35,392	AMC Networks, Inc., Class A(b)	$2,073,263
266,909	CBS Corp., Class B	15,307,231
182,816	Charter Communications, Inc., Class A(b)	58,568,762
27,244	Tribune Publishing Co.(b)	411,112
575,315	Walt Disney Co. (The)	66,063,422

		142,423,790

	Consumer Discretionary—19.1%
5,457	America’s Car-Mart, Inc.(b)	408,729
15,905	Asbury Automotive Group, Inc.(b)	1,035,415
70,856	AutoNation, Inc.(b)	2,868,251
108,835	Bed Bath & Beyond, Inc.	1,495,393
215,989	Best Buy Co., Inc.	15,153,788
32,102	Big Lots, Inc.	1,332,875
16,575	BJ’s Restaurants, Inc.	1,014,058
71,164	Bloomin’ Brands, Inc.	1,419,722
22,285	Bridgepoint Education, Inc.(b)	213,936
30,605	Brinker International, Inc.	1,326,727
17,790	Cato Corp. (The), Class A	342,991
10,692	Churchill Downs, Inc.	2,668,830
10,499	Citi Trends, Inc.	265,940
53,248	Crocs, Inc.(b)	1,093,714
29,394	Del Frisco’s Restaurant Group, Inc.(b)	198,409
49,870	Denny’s Corp.(b)	865,244
18,699	Dillard’s, Inc., Class A(c)	1,316,784
33,015	Domino’s Pizza, Inc.	8,874,102
780,217	eBay, Inc.(b)	22,649,700
90,438	Foot Locker, Inc.	4,263,247
1,112,420	General Motors Co.	40,703,448
185,418	Goodyear Tire & Rubber Co. (The)	3,904,903
14,587	Hibbett Sports, Inc.(b)	254,835

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
34,113	Hyatt Hotels Corp., Class A	$2,360,620
21,491	Jack in the Box, Inc.	1,696,285
18,325	Lithia Motors, Inc., Class A	1,632,391
273,587	Marriott International, Inc., Class A	31,979,584
117,733	Michael Kors Holdings Ltd.(b)	6,523,586
135,113	Michaels Cos., Inc. (The)(b)(c)	2,141,541
25,684	Murphy USA, Inc.(b)	2,070,901
63,520	O’Reilly Automotive, Inc.(b)	20,374,040
24,682	Papa John’s International, Inc.(c)	1,346,156
223,936	PulteGroup, Inc.	5,502,108
17,532	RH(b)(c)	2,028,628
97,009	Sally Beauty Holdings, Inc.(b)	1,727,730
12,941	Shoe Carnival, Inc.	527,087
40,930	Signet Jewelers Ltd.	2,294,127
66,270	Six Flags Entertainment Corp.	3,569,302
28,614	Sleep Number Corp.(b)	1,040,691
28,436	Sonic Corp.	1,230,710
13,330	Sturm Ruger & Co., Inc.(c)	791,669
42,050	Tempur Sealy International, Inc.(b)	1,943,130
39,419	Tenneco, Inc., Class A	1,357,196
117,376	Toll Brothers, Inc.	3,950,876
27,197	TopBuild Corp.(b)	1,240,727
117,431	TRI Pointe Group, Inc.(b)	1,397,429
86,047	Urban Outfitters, Inc.(b)	3,395,415
22,756	Visteon Corp.(b)	1,798,634
2,942	Winmark Corp.	452,156
77,145	Wyndham Destinations, Inc.	2,767,963
249,863	Yum! Brands, Inc.	22,590,114

		243,401,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BuyBack Achievers™ ETF (PKW) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples—13.5%
6,766	Boston Beer Co., Inc. (The), Class A(b)	$2,079,124
308,872	Conagra Brands, Inc.	10,995,843
123,922	Herbalife Nutrition Ltd.(b)	6,600,086
628,728	Kroger Co. (The)	18,710,945
808,327	Procter & Gamble Co. (The)	71,682,438
101,650	Sprouts Farmers Market, Inc.(b)	2,733,369
748,370	Walgreens Boots Alliance, Inc.	59,697,475

		172,499,280

	Energy—2.0%
355,599	Marathon Petroleum Corp.	25,051,950

	Financials—28.2%
331,892	Ally Financial, Inc.	8,433,376
631,771	American Express Co.	64,901,835
700,500	American International Group, Inc.	28,923,645
111,806	Ameriprise Financial, Inc.	14,226,195
48,888	Assurant, Inc.	4,752,402
85,459	Assured Guaranty Ltd.	3,416,651
65,879	Axis Capital Holdings Ltd.	3,675,389
89,198	CIT Group, Inc.	4,226,201
937,793	Citigroup, Inc.	61,387,930
15,228	Credit Acceptance Corp.(b)	6,463,068
270,172	Discover Financial Services	18,822,883
9,979	FedNat Holding Co.	214,848
526,761	Fifth Third Bancorp	14,217,279
34,446	GAIN Capital Holdings, Inc.(c)	263,167
297,685	Goldman Sachs Group, Inc. (The)	67,089,268
17,790	Greenhill & Co., Inc.	392,270
282,597	Hartford Financial Services Group, Inc. (The)	12,835,556
20,497	Heritage Insurance Holdings, Inc.(c)	286,138
79,086	Kearny Financial Corp.	1,023,373
66,060	Legg Mason, Inc.	1,864,213
70,154	MBIA, Inc.(b)(c)	694,525
208,645	Navient Corp.	2,416,109
868,226	Regions Financial Corp.	14,733,795
582,812	Synchrony Financial	16,831,611
126,602	Voya Financial, Inc.	5,540,104
2,464	White Mountains Insurance Group Ltd.	2,184,755

		359,816,586

	Health Care—11.4%
802,699	CVS Health Corp.	58,107,381
131,590	DaVita, Inc.(b)	8,861,271
272,842	HCA Healthcare, Inc.	36,432,592
159,729	IQVIA Holdings, Inc.(b)	19,635,486
157,509	McKesson Corp.	19,650,823
28,049	Medpace Holdings, Inc.(b)	1,461,353
25,407	Natus Medical, Inc.(b)	759,161
117,895	PDL BioPharma, Inc.(b)	293,558
10,179	Providence Service Corp. (The)(b)	672,730

		145,874,355

	Industrials—5.2%
102,866	Allison Transmission Holdings, Inc.	4,534,333
361,933	American Airlines Group, Inc.	12,696,610
62,213	Avis Budget Group, Inc.(b)	1,749,430

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
123,170	Babcock & Wilcox Enterprises, Inc.(b)	$120,411
28,832	Continental Building Products, Inc.(b)	801,818
30,123	FTI Consulting, Inc.(b)	2,081,800
144,902	HD Supply Holdings, Inc.(b)	5,443,968
310,782	IHS Markit Ltd.(b)	16,325,378
46,052	Interface, Inc.	750,187
51,156	NCI Building Systems, Inc.(b)	626,661
23,969	Resources Connection, Inc.	391,174
58,843	Terex Corp.	1,964,768
214,939	United Continental Holdings, Inc.(b)	18,379,434

		65,865,972

	Information Technology—6.7%
55,988	Aspen Technology, Inc.(b)	4,752,821
89,950	Avnet, Inc.	3,604,296
101,747	CDK Global, Inc.	5,823,998
638,662	Corning, Inc.	20,405,251
93,754	Teradata Corp.(b)	3,412,646
58,351	Ubiquiti Networks, Inc.(c)	5,431,895
96,127	VeriSign, Inc.(b)	13,701,943
352,638	Western Union Co. (The)	6,361,590
237,930	Worldpay, Inc., Class A(b)	21,851,491

		85,345,931

	Materials—1.2%
106,409	Celanese Corp.	10,315,288
12,932	Kaiser Aluminum Corp.	1,233,325
124,067	Sealed Air Corp.	4,014,808

		15,563,421

	Real Estate—1.6%
97,787	Realogy Holdings Corp.(c)	1,864,798
90,547	SBA Communications Corp. REIT(b)	14,684,007
337,903	Spirit Realty Capital, Inc. REIT	2,642,401
50,647	St. Joe Co. (The)(b)	769,328

		19,960,534

	Total Common Stocks & Other Equity Interests (Cost $1,284,969,780)	1,275,803,656

	Money Market Fund—0.1%
1,043,966	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $1,043,966)	1,043,966

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,286,013,746)—100.1%	1,276,847,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BuyBack Achievers™ ETF (PKW) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.8%
10,648,093	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $10,648,093)	$10,648,093

	Total Investments in Securities (Cost $1,296,661,839)—100.9%	1,287,495,715
	Other assets less liabilities—(0.9)%	(11,144,559)

	Net Assets—100.0%	$1,276,351,156

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

ı

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dividend Achievers™ ETF (PFM)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Consumer Staples	20.6
Industrials	16.0
Information Technology	11.5
Health Care	11.3
Energy	9.7
Consumer Discretionary	7.8
Utilities	6.6
Communication Services	6.2
Financials	5.4
Materials	3.2
Real Estate	1.6
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—6.2%
277,327	AT&T, Inc.	$8,508,392
1,844	John Wiley & Sons, Inc., Class A	100,019
1,517	Meredith Corp.	78,217
3,982	Telephone & Data Systems, Inc.	122,765
157,783	Verizon Communications, Inc.	9,007,831

		17,817,224

	Consumer Discretionary—7.8%
2,641	Aaron’s, Inc.	124,470
10,616	Best Buy Co., Inc.	744,819
2,659	Columbia Sportswear Co.	240,054
917	Cracker Barrel Old Country Store, Inc.	145,510
5,575	Genuine Parts Co.	545,904
4,824	Hasbro, Inc.	442,409
933	International Speedway Corp., Class A	34,997
4,945	Leggett & Platt, Inc.	179,553
31,014	Lowe’s Cos., Inc.	2,953,153
29,641	McDonald’s Corp.	5,243,493
1,253	Monro, Inc.	93,223
48,942	NIKE, Inc., Class B	3,672,608
2,365	Polaris Industries, Inc.	210,438
14,307	Ross Stores, Inc.	1,416,393
20,165	Target Corp.	1,686,399
4,652	Tiffany & Co.	517,768
23,751	TJX Cos., Inc. (The)	2,609,760
15,065	VF Corp.	1,248,587
3,159	Williams-Sonoma, Inc.	187,581

		22,297,119

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples—20.6%
72,022	Altria Group, Inc.	$4,684,311
1,080	Andersons, Inc. (The)	38,880
21,268	Archer-Daniels-Midland Co.	1,004,913
11,841	Brown-Forman Corp., Class B	548,712
5,360	Bunge Ltd.	331,248
1,398	Casey’s General Stores, Inc.	176,302
9,338	Church & Dwight Co., Inc.	554,397
4,868	Clorox Co. (The)	722,655
162,431	Coca-Cola Co. (The)	7,777,196
33,229	Colgate-Palmolive Co.	1,978,787
16,760	Costco Wholesale Corp.	3,831,839
8,045	Flowers Foods, Inc.	155,349
22,630	General Mills, Inc.	991,194
20,159	Hormel Foods Corp.	879,739
715	J & J Snack Foods Corp.	111,654
4,321	JM Smucker Co. (The)	468,051
13,174	Kellogg Co.	862,633
13,210	Kimberly-Clark Corp.	1,377,803
30,272	Kroger Co. (The)	900,895
1,048	Lancaster Colony Corp.	179,606
4,609	McCormick & Co., Inc.	663,696
2,119	Nu Skin Enterprises, Inc., Class A	148,796
54,035	PepsiCo, Inc.	6,072,453
95,079	Procter & Gamble Co. (The)	8,431,606
19,749	Sysco Corp.	1,408,696
1,477	Tootsie Roll Industries, Inc.(b)	46,629
952	Universal Corp.	64,603
5,386	Vector Group Ltd.	72,819
37,968	Walgreens Boots Alliance, Inc.	3,028,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dividend Achievers™ ETF (PFM) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
112,673	Walmart, Inc.	$11,298,848

		58,813,017

	Energy—9.7%
5,606	Buckeye Partners LP	183,933
73,191	Chevron Corp.	8,171,775
44,009	Energy Transfer Equity LP	683,900
83,299	Enterprise Products Partners LP	2,234,079
148,373	Exxon Mobil Corp.	11,822,361
4,140	Helmerich & Payne, Inc.	257,880
4,025	Holly Energy Partners LP	117,208
8,670	Magellan Midstream Partners LP	534,766
204	NACCO Industries, Inc., Class A	7,046
29,279	Occidental Petroleum Corp.	1,963,742
15,626	ONEOK, Inc.	1,025,066
18,424	Spectra Energy Partners LP	635,628
2,724	TC PipeLines LP(b)	83,763
618	TransMontaigne Partners LP	23,472

		27,744,619

	Financials—5.4%
988	1st Source Corp.	46,031
29,174	Aflac, Inc.	1,256,524
3,437	American Equity Investment Life Holding Co.	107,303
3,384	American Financial Group, Inc.	338,501
5,390	Ameriprise Financial, Inc.	685,824
3,185	Axis Capital Holdings Ltd.	177,691
1,247	BancFirst Corp.	71,553
267	Bank of Marin Bancorp	22,692
4,887	Bank OZK	133,708
2,487	BOK Financial Corp.	213,210
10,611	Brown & Brown, Inc.	299,018
17,727	Chubb Ltd.	2,214,280
6,181	Cincinnati Financial Corp.	486,074
4,050	Commerce Bancshares, Inc.	257,580
1,945	Community Bank System, Inc.	113,569
677	Community Trust Bancorp, Inc.	30,810
2,436	Cullen/Frost Bankers, Inc.	238,533
4,529	Eaton Vance Corp.	204,031
1,755	Erie Indemnity Co., Class A	227,606
1,555	Evercore, Inc., Class A	127,028
1,457	FactSet Research Systems, Inc.	326,018
20,027	Franklin Resources, Inc.	610,823
1,617	Hanover Insurance Group, Inc. (The)	180,101
15,611	Invesco Ltd.(c)	338,915
4,558	Lazard Ltd., Class A	181,135
2,110	Mercury General Corp.	125,144
11,532	Old Republic International Corp.	254,281
13,276	People’s United Financial, Inc.	207,902
2,667	Prosperity Bancshares, Inc.	173,435
1,536	RenaissanceRe Holdings Ltd. (Bermuda)	187,638
1,687	RLI Corp.	124,720
9,629	S&P Global, Inc.	1,755,559
5,960	SEI Investments Co.	318,562
1,339	Southside Bancshares, Inc.	42,420
9,243	T. Rowe Price Group, Inc.	896,479
581	Tompkins Financial Corp.	42,489
4,281	Torchmark Corp.	362,429

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
10,171	Travelers Cos., Inc. (The)	$1,272,697
1,909	UMB Financial Corp.	121,890
3,945	United Bankshares, Inc./WV	130,856
4,629	W.R. Berkley Corp.	351,341
1,014	Westamerica Bancorporation	59,025
342	Westwood Holdings Group, Inc.	14,484

		15,329,909

	Health Care—11.3%
67,049	Abbott Laboratories	4,622,358
8,220	AmerisourceBergen Corp.	723,360
71	Atrion Corp.	48,435
10,240	Becton, Dickinson and Co.	2,360,320
11,734	Cardinal Health, Inc.	593,740
38,929	CVS Health Corp.	2,818,070
1,977	Ensign Group, Inc. (The)	73,228
88,309	Johnson & Johnson	12,362,377
7,590	McKesson Corp.	946,928
51,596	Medtronic PLC	4,634,353
579	National HealthCare Corp.	46,048
2,357	Owens & Minor, Inc.	18,620
5,199	Perrigo Co. PLC	365,490
14,314	Stryker Corp.	2,322,017
2,794	West Pharmaceutical Services, Inc.	295,941

		32,231,285

	Industrials—16.0%
22,424	3M Co.	4,266,390
5,493	A.O. Smith Corp.	250,096
2,508	ABM Industries, Inc.	77,121
1,841	Brady Corp., Class A	74,174
5,265	C.H. Robinson Worldwide, Inc.	468,743
2,271	Carlisle Cos., Inc.	219,356
22,726	Caterpillar, Inc.	2,757,118
4,037	Cintas Corp.	734,209
32,860	CSX Corp.	2,262,740
6,206	Cummins, Inc.	848,298
4,902	Donaldson Co., Inc.	251,375
5,612	Dover Corp.	464,898
1,417	Dun & Bradstreet Corp. (The)	201,611
24,066	Emerson Electric Co.	1,633,600
6,625	Expeditors International of Washington, Inc.	445,067
10,903	Fastenal Co.	560,523
10,120	FedEx Corp.	2,229,841
1,776	Franklin Electric Co., Inc.	75,338
11,340	General Dynamics Corp.	1,957,057
994	Gorman-Rupp Co. (The)	34,293
6,352	Graco, Inc.	258,082
4,459	Harris Corp.	663,098
2,813	Healthcare Services Group, Inc.(b)	114,180
2,037	HEICO Corp.	170,762
2,080	Hubbell, Inc.	211,536
12,744	Illinois Tool Works, Inc.	1,625,752
3,337	ITT, Inc.	168,519
4,155	J.B. Hunt Transport Services, Inc.	459,585
2,976	L3 Technologies, Inc.	563,863
2,477	Lincoln Electric Holdings, Inc.	200,414
410	Lindsay Corp.	39,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dividend Achievers™ ETF (PFM) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
10,887	Lockheed Martin Corp.	$3,199,145
1,224	Matthews International Corp., Class A	50,943
922	McGrath RentCorp	49,226
1,460	MSA Safety, Inc.	152,482
1,750	MSC Industrial Direct Co., Inc., Class A	141,855
2,213	Nordson Corp.	271,469
6,662	Northrop Grumman Corp.	1,745,111
10,923	Raytheon Co.	1,911,962
1,658	Regal Beloit Corp.	118,879
12,362	Republic Services, Inc.	898,470
4,653	Robert Half International, Inc.	281,646
8,290	Rollins, Inc.	490,768
3,927	Roper Technologies, Inc.	1,110,948
2,028	Ryder System, Inc.	112,169
5,813	Stanley Black & Decker, Inc.	677,331
687	Tennant Co.	41,989
3,998	Toro Co. (The)	225,207
28,259	Union Pacific Corp.	4,132,031
30,588	United Technologies Corp.	3,799,335
415	VSE Corp.	13,014
2,133	W.W. Grainger, Inc.	605,708
16,290	Waste Management, Inc.	1,457,466

		45,773,997

	Information Technology—11.5%
24,498	Accenture PLC, Class A	3,861,375
14,122	Analog Devices, Inc.	1,182,152
16,758	Automatic Data Processing, Inc.	2,414,493
1,111	Badger Meter, Inc.	54,561
4,421	Broadridge Financial Solutions, Inc.	516,992
470	Cass Information Systems, Inc.	31,067
34,886	International Business Machines Corp.	4,026,891
2,934	Jack Henry & Associates, Inc.	439,601
10,565	Maxim Integrated Products, Inc.	528,461
8,951	Microchip Technology, Inc.	588,797
105,896	Microsoft Corp.	11,310,752
56,158	QUALCOMM, Inc.	3,531,776
37,160	Texas Instruments, Inc.	3,449,563
9,610	Xilinx, Inc.	820,406

		32,756,887

	Materials—3.2%
8,332	Air Products & Chemicals, Inc.	1,286,044
4,121	Albemarle Corp.	408,886
2,362	AptarGroup, Inc.	240,829
3,472	Bemis Co., Inc.	158,913
1,291	Compass Minerals International, Inc.	62,626
10,978	Ecolab, Inc.	1,681,281
1,928	H.B. Fuller Co.	85,719
407	Hawkins, Inc.	13,700
3,442	International Flavors & Fragrances, Inc.	497,920
435	NewMarket Corp.	167,893
12,021	Nucor Corp.	710,681
9,197	PPG Industries, Inc.	966,513
509	Quaker Chemical Corp.	91,569
2,501	Royal Gold, Inc.	191,652
5,071	RPM International, Inc.	310,193
1,618	Sensient Technologies Corp.	104,943

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
3,549	Sherwin-Williams Co. (The)	$1,396,425
4,223	Silgan Holdings, Inc.	101,479
3,802	Sonoco Products Co.	207,513
860	Stepan Co.	71,027
4,926	Westlake Chemical Corp.	351,224

		9,107,030

	Real Estate—1.6%
7,831	Digital Realty Trust, Inc. REIT	808,629
3,388	Equity LifeStyle Properties, Inc. REIT	320,810
2,509	Essex Property Trust, Inc. REIT	629,207
2,793	Federal Realty Investment Trust REIT	346,472
1,603	National Health Investors, Inc. REIT	117,756
5,966	National Retail Properties, Inc. REIT	278,910
7,612	Omega Healthcare Investors, Inc. REIT	253,860
11,020	Realty Income Corp. REIT	664,175
3,603	Tanger Factory Outlet Centers, Inc. REIT	80,203
527	Universal Health Realty Income Trust REIT	33,781
1,139	Urstadt Biddle Properties, Inc., Class A REIT	22,677
14,136	Welltower, Inc. REIT	933,966
4,073	WP Carey, Inc. REIT	268,859

		4,759,305

	Utilities—6.6%
8,882	Alliant Energy Corp.	381,748
1,403	American States Water Co.	85,892
3,550	AmeriGas Partners LP(b)	126,558
6,760	Aqua America, Inc.	219,903
4,226	Atmos Energy Corp.	393,356
2,048	Black Hills Corp.	121,856
1,837	California Water Service Group	77,154
19,066	CenterPoint Energy, Inc.	514,973
624	Chesapeake Utilities Corp.	49,577
10,764	CMS Energy Corp.	533,033
460	Connecticut Water Service, Inc.	31,795
11,822	Consolidated Edison, Inc.	898,472
25,034	Dominion Energy, Inc.	1,787,928
27,265	Duke Energy Corp.	2,252,907
12,380	Edison International	859,048
12,041	Eversource Energy	761,714
7,455	MDU Resources Group, Inc.	186,077
1,323	MGE Energy, Inc.	82,661
624	Middlesex Water Co.	28,080
3,280	National Fuel Gas Co.	178,071
3,350	New Jersey Resources Corp.	151,085
18,037	NextEra Energy, Inc.	3,111,383
1,099	Northwest Natural Holding Co.	71,204
1,911	NorthWestern Corp.	112,290
7,589	OGE Energy Corp.	274,342
3,402	Portland General Electric Co.	153,362
26,582	PPL Corp.	808,093
784	SJW Group	47,612
3,263	South Jersey Industries, Inc.	96,389
38,847	Southern Co. (The)	1,749,280
1,866	Southwest Gas Holdings, Inc.	144,186
1,921	Spire, Inc.	139,426
6,609	UGI Corp.	350,674
3,170	Vectren Corp.	226,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dividend Achievers™ ETF (PFM) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
11,990	WEC Energy Group, Inc.	$820,116
19,344	Xcel Energy, Inc.	948,050

		18,775,045

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $211,645,059)—99.9%	285,405,437

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.1%
223,599	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $223,599)	223,599

	Total Investments in Securities (Cost $211,868,658)—100.0%	285,629,036
	Other assets less liabilities—(0.0)%	(123,847)

	Net Assets—100.0%	$285,505,189

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes	to Schedule of Investments:
(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2018.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Consumer Staples	17.8
Information Technology	16.7
Health Care	14.6
Industrials	11.9
Energy	10.7
Financials	9.5
Communication Services	8.7
Consumer Discretionary	7.6
Materials	2.4
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Communication Services—8.7%
47,298	Verizon Communications, Inc.	$2,700,243
8,137	Walt Disney Co. (The)	934,372

		3,634,615

	Consumer Discretionary—7.6%
5,828	Home Depot, Inc. (The)	1,025,029
9,189	McDonald’s Corp.	1,625,534
6,912	NIKE, Inc., Class B	518,676

		3,169,239

	Consumer Staples—17.8%
45,242	Coca-Cola Co. (The)	2,166,187
24,585	Procter & Gamble Co. (The)	2,180,198
21,715	Walgreens Boots Alliance, Inc.	1,732,205
13,606	Walmart, Inc.	1,364,410

		7,443,000

	Energy—10.7%
19,153	Chevron Corp.	2,138,432
29,329	Exxon Mobil Corp.	2,336,935

		4,475,367

	Financials—9.5%
7,151	American Express Co.	734,622
3,480	Goldman Sachs Group, Inc. (The)	784,288
10,221	JPMorgan Chase & Co.	1,114,293
10,678	Travelers Cos., Inc. (The)	1,336,138

		3,969,341

	Health Care—14.6%
11,372	Johnson & Johnson	1,591,966
23,780	Merck & Co., Inc.	1,750,446
45,327	Pfizer, Inc.	1,951,780
2,999	UnitedHealth Group, Inc.	783,789

		6,077,981

Number of Shares		Value
	Common Stocks (continued)
	Industrials—11.9%
7,364	3M Co.	$1,401,075
3,295	Boeing Co. (The)	1,169,264
10,148	Caterpillar, Inc.	1,231,155
9,173	United Technologies Corp.	1,139,378

		4,940,872

	Information Technology—16.7%
3,405	Apple, Inc.	745,218
34,653	Cisco Systems, Inc.	1,585,375
32,349	Intel Corp.	1,516,521
17,183	International Business Machines Corp.	1,983,434
7,824	Microsoft Corp.	835,681
2,301	Visa, Inc., Class A	317,193

		6,983,422

	Materials—2.4%
18,743	DowDuPont, Inc.	1,010,623

	Total Investments in Securities (Cost $41,557,342)—99.9%	41,704,460
	Other assets less liabilities—0.1%	21,752

	Net Assets—100.0%	$41,726,212

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Financial Preferred ETF (PGF)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Banks	65.3
Capital Markets	16.9
Insurance	12.0
Consumer Finance	4.8
Thrifts & Mortgage Finance	0.8
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments(a)

Number of Shares		Value
	Preferred Stocks—99.8%
	Banks—65.3%
776,763	Bank of America Corp., 5.88%, Series HH	$19,356,934
727,495	Bank of America Corp., 6.00%, Series EE	18,463,823
1,021,193	Bank of America Corp., 6.00%, Series GG	25,662,580
1,060,438	Bank of America Corp., 6.20%, Series CC	27,433,531
905,294	Bank of America Corp., 6.50%, Series Y	23,284,162
1,074,808	Bank of America Corp., 6.63%, Series W	27,740,794
1,901,516	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	48,260,476
62,677	BB&T Corp., 5.20%, Series G	1,506,128
423,213	BB&T Corp., 5.63%	10,601,486
1,805,018	BB&T Corp., 5.63%, Series E	43,970,238
454,112	BB&T Corp., 5.85%	11,425,458
884,048	Citigroup, Inc., 6.30%, Series S	23,020,610
1,194,133	Citigroup, Inc., 6.88%, Series K	32,635,655
226,280	Citigroup, Inc., 6.88%, Series L	5,804,082
933,897	Citigroup, Inc., 7.13%, Series J	25,458,032
417,047	Fifth Third Bancorp, 6.63%, Series I	11,414,576
249,744	First Republic Bank, 5.50%, Series I	5,918,933
81,652	HSBC Holdings PLC, 6.20%, Series A (United Kingdom)(b)	2,108,255
521,842	Huntington Bancshares, Inc., 6.25%, Series D	13,390,466
612,929	ING Groep NV, 6.13% (Netherlands)(b)	15,482,587
1,059,321	ING Groep NV, 6.38% (Netherlands)	26,811,414
771,698	JPMorgan Chase & Co., 5.45%, Series P(b)	19,037,790
1,292,825	JPMorgan Chase & Co., 5.75%, Series DD	32,165,486
1,241,882	JPMorgan Chase & Co., 6.10%, Series AA	31,419,615
1,343,890	JPMorgan Chase & Co., 6.13%, Series Y	33,919,784
1,472,963	JPMorgan Chase & Co., 6.15%, Series BB	37,280,694
127,548	JPMorgan Chase & Co., 6.30%, Series W	3,234,617
629,221	JPMorgan Chase & Co., 6.70%, Series T	15,887,830
371,934	KeyCorp, 5.65%, Series F(b)	9,011,961
461,006	KeyCorp, 6.13%, Series E	12,124,458
209,881	People’s United Financial, Inc., 5.63%, Series A	5,253,321
1,765,862	PNC Financial Services Group, Inc. (The), 6.13%, Series P	46,530,464
422,703	Regions Financial Corp., 6.38%, Series A	10,698,613
471,306	Regions Financial Corp., 6.38%, Series B(b)	12,555,592
474,211	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	11,983,312

Number of Shares		Value
	Preferred Stocks (continued)
	Banks (continued)
453,581	U.S. Bancorp, 5.15%	$10,699,976
928,089	U.S. Bancorp, 6.50%, Series F(b)	25,067,684
576,008	US Bancorp, 5.50%, Series K(b)	14,215,877
956,312	Wells Fargo & Co., 5.20%	22,262,943
454,105	Wells Fargo & Co., 5.25%, Series P	10,730,501
1,139,092	Wells Fargo & Co., 5.50%, Series X	27,930,536
640,023	Wells Fargo & Co., 5.63%, Series Y(b)	15,904,572
934,285	Wells Fargo & Co., 5.70%, Series W(b)	23,394,496
1,719,462	Wells Fargo & Co., 5.85%, Series Q	44,018,227
541,359	Wells Fargo & Co., 6.00%, Series T	13,799,241
843,164	Wells Fargo & Co., 6.00%, Series V	21,576,567
697,597	Wells Fargo & Co., 6.63%, Series R(b)	19,190,893

		949,645,270

	Capital Markets—16.9%
543,427	Bank of New York Mellon Corp. (The), 5.20%	13,096,591
657,885	Charles Schwab Corp. (The), 5.95%, Series D(b)	17,006,327
550,835	Charles Schwab Corp. (The), 6.00%, Series C	14,167,476
999,176	Goldman Sachs Group, Inc. (The), 5.50%, Series J	25,219,202
484,981	Goldman Sachs Group, Inc. (The), 6.30%, Series N	12,391,265
655,802	Goldman Sachs Group, Inc. (The), 6.38%, Series K	17,221,360
743,137	Morgan Stanley, 5.85%, Series K	18,727,052
616,964	Morgan Stanley, 6.38%, Series I(b)	16,152,118
299,255	Morgan Stanley, 6.63%, Series G(b)	7,642,973
678,341	Morgan Stanley, 6.88%, Series F	18,186,322
708,657	Morgan Stanley, 7.13%, Series E	19,325,076
361,324	Northern Trust Corp., 5.85%, Series C	9,192,083
529,538	State Street Corp., 5.25%, Series C	12,724,798
378,801	State Street Corp., 5.35%, Series G	9,598,817
828,923	State Street Corp., 5.90%, Series D	21,585,155
526,961	State Street Corp., 6.00%, Series E	13,395,349

		245,631,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Financial Preferred ETF (PGF) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Preferred Stocks (continued)
	Consumer Finance—4.8%
462,685	Capital One Financial Corp., 5.20%, Series G(b)	$10,692,650
726,619	Capital One Financial Corp., 6.00%, Series B	18,150,943
440,231	Capital One Financial Corp., 6.00%, Series H	11,247,902
481,992	Capital One Financial Corp., 6.20%, Series F	12,295,616
402,887	Capital One Financial Corp., 6.25%, Series C	10,249,445
285,802	Capital One Financial Corp., 6.70%, Series D	7,416,562

		70,053,118

	Insurance—12.0%
812,633	Aegon NV, 6.38% (Netherlands)	20,559,615
277,828	Aegon NV, 6.50% (Netherlands)	7,092,949
321,704	Allstate Corp. (The), 5.63%, Series A	8,010,430
512,841	Allstate Corp. (The), 5.63%, Series G	12,549,219
131,740	Allstate Corp. (The), 6.25%, Series F	3,409,431
718,674	Allstate Corp. (The), 6.63%, Series E	18,211,199
402,929	Arch Capital Group Ltd., 5.25%, Series E(b)	8,949,053
274,756	Arch Capital Group Ltd., 5.45%, Series F	6,193,000
230,993	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	5,275,880
245,120	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	6,137,805
494,944	Axis Capital Holdings Ltd., 5.50%, Series E(b)	11,433,207
356,799	Enstar Group Ltd., 7.00%, Series D (Bermuda)	9,166,166
280,000	Hartford Financial Services Group, Inc. (The), 6.00%, Series G	7,022,400
718,843	MetLife, Inc., 5.63%, Series E(b)	17,798,553
297,541	PartnerRe Ltd., 7.25%, Series H (Bermuda)	7,997,902
344,339	Prudential PLC, 6.50% (United Kingdom)	8,815,078
196,455	Prudential PLC, 6.75% (United Kingdom)	5,046,929
281,408	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	6,607,460
202,157	RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)	4,922,523

		175,198,799

	Thrifts & Mortgage Finance—0.8%
468,709	New York Community Bancorp, Inc., 6.38%, Series A	11,886,460

	Total Preferred Stocks (Cost $1,471,712,253)	1,452,415,611

	Money Market Fund—0.5%
6,827,430	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $6,827,430)	6,827,430

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,478,539,683)—100.3%	1,459,243,041

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.6%
8,912,225	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(c)(d) (Cost $8,912,225)	$8,912,225

	Total Investments in Securities (Cost $1,487,451,908)—100.9%	1,468,155,266
	Other assets less liabilities—(0.9)%	(13,384,943)

	Net Assets—100.0%	$1,454,770,323

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco High Yield Equity Dividend Achievers™ ETF (PEY)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Electric Utilities	12.7
Multi-Utilities	11.2
Tobacco	9.2
Oil, Gas & Consumable Fuels	8.6
Insurance	7.8
Diversified Telecommunication Services	5.9
Food Products	5.5
Banks	4.6
Household Products	3.7
Gas Utilities	3.3
Beverages	3.3
Health Care Providers & Services	3.0
Capital Markets	2.5
Energy Equipment & Services	2.3
Media	2.3
Metals & Mining	2.0
Hotels, Restaurants & Leisure	1.9
IT Services	1.8
Containers & Packaging	1.6
Multi-line Retail	1.5
Distributors	1.5
Household Durables	1.4
Semiconductors & Semiconductor Equipment	1.3
Specialty Retail	1.1
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Banks—4.6%
831,470	People’s United Financial, Inc.	$13,020,820
356,464	United Bankshares, Inc./WV	11,823,911
159,968	Westamerica Bancorporation	9,311,738

		34,156,469

	Beverages—3.3%
313,643	Coca-Cola Co. (The)	15,017,227
82,902	PepsiCo, Inc.	9,316,527

		24,333,754

	Capital Markets—2.5%
832,761	Invesco Ltd.(b)	18,079,241

Number of Shares		Value
	Common Stocks (continued)
	Containers & Packaging—1.6%
208,831	Sonoco Products Co.	$11,397,996

	Distributors—1.5%
114,704	Genuine Parts Co.	11,231,816

	Diversified Telecommunication Services—5.9%
799,571	AT&T, Inc.	24,530,838
327,242	Verizon Communications, Inc.	18,682,246

		43,213,084

	Electric Utilities—12.7%
223,425	Duke Energy Corp.	18,461,608
223,667	Edison International	15,520,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco High Yield Equity Dividend Achievers™ ETF (PEY) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Electric Utilities (continued)
401,900	OGE Energy Corp.	$14,528,685
746,132	PPL Corp.	22,682,413
504,700	Southern Co. (The)	22,726,641

		93,919,600

	Energy Equipment & Services—2.3%
267,901	Helmerich & Payne, Inc.	16,687,553

	Food Products—5.5%
213,808	Archer-Daniels-Midland Co.	10,102,428
706,676	Flowers Foods, Inc.	13,645,914
379,509	General Mills, Inc.	16,622,494

		40,370,836

	Gas Utilities—3.3%
183,927	Northwest Natural Holding Co.	11,916,630
414,210	South Jersey Industries, Inc.	12,235,764

		24,152,394

	Health Care Providers & Services—3.0%
144,811	CVS Health Corp.	10,482,868
1,471,426	Owens & Minor, Inc.	11,624,266

		22,107,134

	Hotels, Restaurants & Leisure—1.9%
89,435	Cracker Barrel Old Country Store, Inc.(c)	14,191,546

	Household Durables—1.4%
289,832	Leggett & Platt, Inc.	10,523,800

	Household Products—3.7%
120,978	Kimberly-Clark Corp.	12,618,005
167,613	Procter & Gamble Co. (The)	14,863,921

		27,481,926

	Insurance—7.8%
192,026	Axis Capital Holdings Ltd.	10,713,130
88,709	Erie Indemnity Co., Class A	11,504,670
352,374	Mercury General Corp.	20,899,302
645,732	Old Republic International Corp.	14,238,391

		57,355,493

	IT Services—1.8%
117,296	International Business Machines Corp.	13,539,477

	Media—2.3%
331,113	Meredith Corp.	17,072,186

	Metals & Mining—2.0%
301,722	Compass Minerals International, Inc.	14,636,534

	Multi-line Retail—1.5%
133,843	Target Corp.	11,193,290

	Multi-Utilities—11.2%
224,869	Black Hills Corp.	13,379,706
583,831	CenterPoint Energy, Inc.	15,769,275
186,527	Consolidated Edison, Inc.	14,176,052
199,697	Dominion Energy, Inc.	14,262,360
413,664	MDU Resources Group, Inc.	10,325,053
245,125	NorthWestern Corp.	14,403,545

		82,315,991

Number of Shares		Value
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels—8.6%
129,695	Chevron Corp.	$14,480,447
202,803	Exxon Mobil Corp.	16,159,343
197,907	Occidental Petroleum Corp.	13,273,622
295,805	ONEOK, Inc.	19,404,808

		63,318,220

	Semiconductors & Semiconductor Equipment—1.3%
152,808	QUALCOMM, Inc.	9,610,095

	Specialty Retail—1.1%
136,292	Williams-Sonoma, Inc.(c)	8,093,019

	Tobacco—9.2%
325,564	Altria Group, Inc.	21,174,682
273,951	Universal Corp.	18,590,315
2,097,613	Vector Group Ltd.	28,359,728

		68,124,725

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $768,249,837)—100.0%	737,106,179

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.9%
6,718,905	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $6,718,905)	6,718,905

	Total Investments in Securities (Cost $774,968,742)—100.9%	743,825,084
	Other assets less liabilities—(0.9)%	(6,490,362)

	Net Assets—100.0%	$737,334,722

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco International Dividend Achievers™ ETF (PID)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Energy	17.8
Financials	17.7
Communication Services	15.9
Utilities	10.4
Information Technology	9.6
Industrials	8.8
Materials	5.9
Health Care	5.9
Consumer Staples	4.9
Consumer Discretionary	2.8
Money Market Fund Plus Other Assets Less Liabilities	0.3

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.7%
	Argentina—0.9%
278,461	Grupo Financiero Galicia SA, Class B ADR	$6,421,311

	Brazil—2.6%
1,554,978	Ultrapar Participacoes SA ADR(a)	18,348,740

	Canada—41.9%
1,737,781	Algonquin Power & Utilities Corp.	17,343,054
169,364	Bank of Montreal	12,658,265
292,861	Bank of Nova Scotia (The)	15,729,564
541,425	BCE, Inc.	21,050,604
125,695	Brookfield Asset Management, Inc., Class A	5,122,071
472,701	Brookfield Infrastructure Partners LP(a)	17,641,201
276,265	CAE, Inc.	4,876,077
182,584	Canadian Imperial Bank of Commerce	15,760,651
67,192	Canadian National Railway Co.	5,743,572
318,072	Canadian Natural Resources Ltd.	8,689,727
684,460	Enbridge, Inc.	21,293,551
483,191	Fortis, Inc.	15,959,799
88,513	Franco-Nevada Corp.(a)	5,525,867
192,982	Gildan Activewear, Inc., Class A	5,772,092
216,406	Imperial Oil Ltd.	6,760,524
168,309	Magna International, Inc.	8,287,535
92,418	Methanex Corp.	5,982,217
572,949	Pembina Pipeline Corp.	18,517,712
185,158	Ritchie Bros. Auctioneers, Inc.	6,223,160
178,588	Royal Bank of Canada	13,008,350
248,582	Suncor Energy, Inc.	8,280,267
452,461	TELUS Corp.	15,483,215
271,218	Thomson Reuters Corp.	12,638,759
212,792	Toronto-Dominion Bank (The)	11,801,444
440,933	TransCanada Corp.	16,631,993

		296,781,271

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Colombia—1.5%
280,046	Bancolombia SA ADR	$10,344,899

	France—2.4%
380,035	Sanofi ADR	16,995,165

	Germany—1.2%
94,681	Fresenius Medical Care AG & Co. KGaA ADR	3,700,134
44,986	SAP SE ADR	4,825,198

		8,525,332

	India—2.1%
21,536	HDFC Bank Ltd. ADR	1,914,766
904,345	Infosys Ltd. ADR	8,564,147
245,974	Larsen & Toubro Ltd. GDR(b)	4,319,303

		14,798,216

	Mexico—2.9%
452,050	America Movil SAB de CV, Class L ADR	6,505,000
172,692	Grupo Aeroportuario del Pacifico SAB de CV ADR	14,312,713

		20,817,713

	Netherlands—0.4%
15,672	ASML Holding NV, New York Shares	2,701,226

	Russia—8.2%
290,938	LUKOIL PJSC ADR	21,733,069
34,777	Novatek PJSC GDR(b)	5,894,701
1,245,267	Novolipetsk Steel PJSC GDR(b)	30,085,651

		57,713,421

	South Korea—1.3%
10,007	Samsung Electronics Co. Ltd. GDR(b)	9,336,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco International Dividend Achievers™ ETF (PID) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Switzerland—3.7%
568,265	ABB Ltd. ADR	$11,399,396
166,088	Novartis AG ADR	14,526,056

		25,925,452

	Taiwan—2.5%
1,424,890	HON HAI Precision Industry Co. Ltd. GDR(b)	7,466,424
268,772	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,240,213

		17,706,637

	United Kingdom—25.0%
315,692	British American Tobacco PLC ADR	13,701,033
1,961,627	BT Group PLC ADR(a)	29,895,195
70,772	Diageo PLC ADR	9,777,860
108,356	Intercontinental Hotels Group PLC ADR(a)	5,825,219
1,236,753	Micro Focus International PLC ADR	18,971,791
426,946	National Grid PLC ADR	22,841,611
180,726	Pentair PLC	7,256,149
246,669	Prudential PLC ADR	9,824,826
415,896	Relx PLC ADR	8,176,515
212,185	Unilever NV, New York Shares	11,411,309
1,396,817	Vodafone Group PLC ADR	26,441,746
226,353	WPP PLC ADR	12,768,573

		176,891,827

	United States—3.1%
85,957	Amdocs Ltd.	5,438,499
27,977	Aon PLC	4,369,448
13,283	Shire PLC ADR	2,414,850
37,814	STERIS PLC	4,133,448
40,613	Willis Towers Watson PLC	5,814,157

		22,170,402

	Total Common Stocks & Other Equity Interests (Cost $738,301,535)	705,478,143

	Money Market Fund—0.0%
351,455	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $351,455)	351,455

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $738,652,990)—99.7%	705,829,598

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.5%
45,676,671	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(c)(d) (Cost $45,676,671)	45,676,671

	Total Investments in Securities (Cost $784,329,661)—106.2%	751,506,269
	Other assets less liabilities—(6.2)%	(44,126,224)

	Net Assets-100.0%	$707,380,045

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at October 31, 2018.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2018 was $57,102,610, which represented 8.07% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Statements of Assets and Liabilities

October 31, 2018

(Unaudited)

	Invesco BuyBack Achievers™ ETF (PKW)	Invesco Dividend Achievers™ ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF (DJD)	Invesco Financial Preferred ETF (PGF)	Invesco High Yield Equity Dividend Achievers™ ETF (PEY)	Invesco International Dividend Achievers™ ETF (PID)
Assets:
Unaffiliated investments in securities, at value(a)	$1,275,803,656	$285,066,522	$41,704,460	$1,452,415,611	$719,026,938	$705,478,143
Affiliated investments in securities, at value	11,692,059	562,514	—	15,739,655	24,798,146	46,028,126
Cash	72	—	—	—	—	—
Foreign currencies, at value	—	—	—	—	—	210
Receivables:
Shares sold	68,881,872	952	8,676,232	—	—	14,994
Investments sold	5,114,931	39,201	—	10,154,883	—	—
Dividends	1,422,280	543,771	31,265	4,359,785	1,594,051	1,998,777
Securities lending	21,187	1,140	—	41,423	31,123	141,882
Foreign tax reclaims	—	—	—	—	—	788,473
Other assets	—	—	—	1,798	—	—

Total Assets	1,362,936,057	286,214,100	50,411,957	1,482,713,155	745,450,258	754,450,605

Liabilities:
Due to custodian	—	55,629	12,154	—	416,641	194,111
Payables:
Investments purchased	74,243,348	952	8,672,281	17,048,941	—	14,994
Collateral upon return of securities loaned	10,648,093	223,599	—	8,912,225	6,718,905	45,676,671
Accrued advisory fees	522,947	99,156	1,310	621,856	259,520	251,602
Accrued trustees’ and officer’s fees	121,163	52,153	—	172,687	66,591	107,899
Accrued expenses	1,049,350	277,422	—	1,187,123	653,879	825,283

Total Liabilities	86,584,901	708,911	8,685,745	27,942,832	8,115,536	47,070,560

Net Assets	$1,276,351,156	$285,505,189	$41,726,212	$1,454,770,323	$737,334,722	$707,380,045

Net Assets Consist of:
Shares of beneficial interest	$1,563,046,101	$212,140,747	$41,472,065	$1,489,881,633	$793,529,669	$1,047,590,212
Distributable earnings	(286,694,945)	73,364,442	254,147	(35,111,310)	(56,194,947)	(340,210,167)

Net Assets	$1,276,351,156	$285,505,189	$41,726,212	$1,454,770,323	$737,334,722	$707,380,045

Shares outstanding (unlimited amount authorized, $0.01 par value)	22,050,000	10,900,000	1,200,000	81,400,000	43,150,000	48,100,000
Net asset value	$57.88	$26.19	$34.77	$17.87	$17.09	$14.71

Market price	$57.93	$26.23	$34.79	$17.88	$17.09	$14.72

Unaffiliated investments in securities, at cost	$1,284,969,780	$210,991,583	$41,557,342	$1,471,712,253	$744,664,171	$738,301,535

Affiliated investments in securities, at cost	$11,692,059	$877,075	$—	$15,739,655	$30,304,571	$46,028,126

Foreign currencies, at cost	$—	$—	$—	$—	$—	$211

(a) Includes securities on loan with an aggregate value of	$10,488,294	$212,688	$—	$8,640,327	$6,511,902	$44,209,576

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Statements of Operations

For the six months ended October 31, 2018

(Unaudited)

	Invesco BuyBack Achievers™ ETF (PKW)	Invesco Dividend Achievers™ ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF (DJD)	Invesco Financial Preferred ETF (PGF)	Invesco High Yield Equity Dividend Achievers™ ETF (PEY)	Invesco International Dividend Achievers™ ETF (PID)
Investment Income:
Unaffiliated dividend income	$10,710,697	$3,943,598	$218,885	$48,123,277	$15,304,107	$19,751,164
Affiliated dividend income	9,217	11,823	65	33,396	304,392	4,727
Securities lending income	323,042	9,301	—	316,776	238,776	1,157,201
Foreign withholding tax	—	—	—	—	—	(1,931,821)

Total Income	11,042,956	3,964,722	218,950	48,473,449	15,847,275	18,981,271

Expenses:
Advisory fees	3,230,040	591,732	18,700	3,899,180	1,551,038	1,613,804
Sub-licensing fees	646,003	147,932	—	736,935	387,756	403,447
Accounting & administration fees	126,024	28,959	—	153,313	80,893	81,285
Trustees’ and officer’s fees	14,605	6,556	—	18,285	9,696	11,657
Custodian & transfer agent fees	13,312	7,900	—	16,754	6,936	63,317
Other expenses	63,723	30,446	—	76,883	51,161	70,908

Total Expenses	4,093,707	813,525	18,700	4,901,350	2,087,480	2,244,418

Less: Waivers	(961)	(260)	(3,199)	(3,551)	(385)	(576)

Net Expenses	4,092,746	813,265	15,501	4,897,799	2,087,095	2,243,842

Net Investment Income	6,950,210	3,151,457	203,449	43,575,650	13,760,180	16,737,429

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(197,474)	(181,758)	(412,357)	(8,444,444)	(1,776,320)	(12,088,557)
In-kind redemptions	13,451,468	5,713,694	543,572	(1,394,891)	16,924,151	32,856,688
Foreign currencies	—	—	—	—	—	(5,447)

Net realized gain (loss)	13,253,994	5,531,936	131,215	(9,839,335)	15,147,831	20,762,684

Change in net unrealized appreciation (depreciation) on:
Investment securities	11,844,977	5,975,622	307,172	(29,176,982)	(15,372,678)	(79,301,649)
Foreign currencies	—	—	—	—	—	(715)

Net change in unrealized appreciation (depreciation)	11,844,977	5,975,622	307,172	(29,176,982)	(15,372,678)	(79,302,364)

Net realized and unrealized gain (loss)	25,098,971	11,507,558	438,387	(39,016,317)	(224,847)	(58,539,680)

Net increase (decrease) in net assets resulting from operations	$32,049,181	$14,659,015	$641,836	$4,559,333	$13,535,333	$(41,802,251)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

(This Page Intentionally Left Blank)

19

Statements of Changes in Net Assets

For the six months ended October 31, 2018 and the year ended April 30, 2018(a)

(Unaudited)

	Invesco BuyBack Achievers™ ETF (PKW)		Invesco Dividend Achievers™ ETF (PFM)
	Six Months Ended October 31, 2018	Year Ended April 30, 2018	Six Months Ended October 31, 2018	Year Ended April 30, 2018
Operations:
Net investment income	$6,950,210	$13,267,600	$3,151,457	$6,685,551
Net realized gain (loss)	13,253,994	249,704,569	5,531,936	21,153,016
Net change in unrealized appreciation (depreciation)	11,844,977	(139,578,006)	5,975,622	(4,876,150)

Net increase (decrease) in net assets resulting from operations	32,049,181	123,394,163	14,659,015	22,962,417

Distributions to Shareholders from:
Distributable earnings	(8,546,050)	(10,919,625)	(3,598,765)	(6,412,491)

Shareholder Transactions:
Proceeds from shares sold	111,285,904	958,997,388	2,692,434	13,896,875
Value of shares repurchased	(170,661,676)	(1,121,628,783)	(13,257,386)	(59,331,995)

Net increase (decrease) in net assets resulting from shares transactions	(59,375,772)	(162,631,395)	(10,564,952)	(45,435,120)

Increase (Decrease) in Net Assets	(35,872,641)	(50,156,857)	495,298	(28,885,194)

Net Assets:
Beginning of period	1,312,223,797	1,362,380,654	285,009,891	313,895,085

End of period	$1,276,351,156	$1,312,223,797	$285,505,189	$285,009,891

Changes in Shares Outstanding:
Shares sold	1,900,000	15,550,000	100,000	550,000
Shares repurchased	(2,900,000)	(18,600,000)	(500,000)	(2,350,000)
Shares outstanding, beginning of period	23,050,000	26,100,000	11,300,000	13,100,000

Shares outstanding, end of period	22,050,000	23,050,000	10,900,000	11,300,000

(a)	Effective April 30, 2018, Invesco Dow Jones Industrial Average Dividend ETF changed its fiscal year end to April 30.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Dow Jones Industrial Average Dividend ETF (DJD)			Invesco Financial Preferred ETF (PGF)		Invesco High Yield Equity Dividend Achievers™ ETF (PEY)		Invesco International Dividend Achievers™ ETF (PID)
Six Months Ended October 31, 2018	Eight Months Ended April 30, 2018	Year Ended August 31, 2017	Six Months Ended October 31, 2018	Year Ended April 30, 2018	Six Months Ended October 31, 2018	Year Ended April 30, 2018	Six Months Ended October 31, 2018	Year Ended April 30, 2018

$203,449	$216,978	$216,986	$43,575,650	$86,951,689	$13,760,180	$32,035,935	$16,737,429	$30,423,840
131,215	1,371,474	742,195	(9,839,335)	11,224,994	15,147,831	71,633,983	20,762,684	24,745,208
307,172	(622,353)	314,764	(29,176,982)	(58,826,997)	(15,372,678)	(62,327,335)	(79,302,364)	21,204,927

641,836	966,099	1,273,945	4,559,333	39,349,686	13,535,333	41,342,583	(41,802,251)	76,373,975

(196,092)	(270,380)	(179,295)	(40,867,903)	(88,485,717)	(14,338,368)	(32,704,666)	(17,888,178)	(32,348,073)

29,852,747	11,633,151	17,361,187	116,773,625	119,697,181	93,816,075	325,187,706	72,194,135	215,195,308
(3,566,571)	(8,209,794)	(10,335,307)	(190,723,193)	(178,444,080)	(119,077,820)	(555,151,325)	(168,001,706)	(208,123,145)

26,286,176	3,423,357	7,025,880	(73,949,568)	(58,746,899)	(25,261,745)	(229,963,619)	(95,807,571)	7,072,163

26,731,920	4,119,076	8,120,530	(110,258,138)	(107,882,930)	(26,064,780)	(221,325,702)	(155,498,000)	51,098,065

14,994,292	10,875,216	2,754,686	1,565,028,461	1,672,911,391	763,399,502	984,725,204	862,878,045	811,779,980

$41,726,212	$14,994,292	$10,875,216	$1,454,770,323	$1,565,028,461	$737,334,722	$763,399,502	$707,380,045	$862,878,045

850,000	350,000	600,000	6,400,000	6,350,000	5,250,000	18,800,000	4,550,000	13,500,000
(100,000)	(250,000)	(350,000)	(10,450,000)	(9,550,000)	(6,700,000)	(32,100,000)	(10,650,000)	(13,100,000)
450,000	350,000	100,000	85,450,000	88,650,000	44,600,000	57,900,000	54,200,000	53,800,000

1,200,000	450,000	350,000	81,400,000	85,450,000	43,150,000	44,600,000	48,100,000	54,200,000

21

Financial Highlights

Invesco BuyBack AchieversTM ETF (PKW)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016		2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$56.93		$52.20	$45.67	$48.78		$43.42		$34.60
Net investment income(a)	0.32		0.55	0.51	0.56		0.51		0.39
Net realized and unrealized gain (loss) on investments	1.02		4.64	6.70	(3.08)		5.38		8.70
Total from investment operations	1.34		5.19	7.21	(2.52)		5.89		9.09
Distributions to shareholders from:
Net investment income	(0.39)		(0.46)	(0.68)	(0.59)		(0.53)		(0.27)
Net asset value at end of period	$57.88		$56.93	$52.20	$45.67		$48.78		$43.42
Market price at end of period(b)	$57.93		$56.95	$52.19	$45.65		$48.77		$43.42
Net Asset Value Total Return(c)	2.33%		9.95%	15.92%	(5.18)%		13.63%		26.36%
Market Price Total Return(c)	2.38%		10.02%	15.96%	(5.20)%		13.61%		26.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,276,351		$1,312,224	$1,362,381	$1,639,434		$2,970,924		$2,905,121
Ratio to average net assets of:
Expenses	0.63	%(d)	0.63%	0.63%	0.63	%(e)	0.63	%(e)	0.66	%(e)
Net investment income, after Waivers	1.08	%(d)	0.99%	1.05%	1.21%		1.09%		0.95%
Portfolio turnover rate(f)	3%		66%	57%	53%		68%		92%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dividend AchieversTM ETF (PFM)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$25.22		$23.96	$21.75	$21.42	$20.50	$18.33
Net investment income(a)	0.28		0.54	0.50	0.49	0.44	0.39
Net realized and unrealized gain on investments	1.01		1.24	2.25	0.33	0.90	2.16
Total from investment operations	1.29		1.78	2.75	0.82	1.34	2.55
Distributions to shareholders from:
Net investment income	(0.32)		(0.52)	(0.54)	(0.49)	(0.42)	(0.38)
Net asset value at end of period	$26.19		$25.22	$23.96	$21.75	$21.42	$20.50
Market price at end of period(b)	$26.23		$25.24	$23.99	$21.75	$21.40	$20.50
Net Asset Value Total Return(c)	5.11%		7.42%	12.80%	3.98%	6.54%	14.11%
Market Price Total Return(c)	5.19%		7.37%	12.94%	4.08%	6.44%	14.17%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$285,505		$285,010	$313,895	$287,052	$343,819	$351,557
Ratio to average net assets of:
Expenses	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income, after Waivers	2.13	%(d)	2.15%	2.17%	2.35%	2.07%	2.05%
Portfolio turnover rate(e)	2%		5%	6%	7%	20%	21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Financial Highlights (continued)

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

	Six Months Ended October 31, 2018 (Unaudited)		Eight Months Ended April 30, 2018		Year Ended August 31, 2017	Period Ended August 31, 2016(a)
Per Share Operating Performance:
Net asset value at beginning of period	$33.32		$31.07		$27.55	$25.35
Net investment income(b)	0.45		0.49		0.83	0.53
Net realized and unrealized gain on investments	1.49		2.37		3.55	2.05
Total from investment operations	1.94		2.86		4.38	2.58
Distributions to shareholders from:
Net investment income	(0.49)		(0.53)		(0.86)	(0.38)
Net realized gain	—		(0.08)		—	—
Total distributions to shareholders	(0.49)		(0.61)		(0.86)	(0.38)
Net asset value at end of period	$34.77		$33.32		$31.07	$27.55
Market price at end of period	$34.79		$33.35	(c)	$31.10	$27.52
Net Asset Value Total Return(d)	5.84%		9.23%		16.13%	10.27%
Market Price Total Return(d)	5.80%		9.22%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$41,726		$14,994		$10,875	$2,755
Ratio to average net assets of:
Expenses, after Waivers	0.20	%(e)	0.30	%(e)	0.30%	0.30%
Expenses, prior to Waivers	0.24	%(e)	0.30	%(e)	0.30%	0.30%
Net investment income, after Waivers	2.58	%(e)	2.25	%(e)	2.80%	2.86%
Portfolio turnover rate(f)	9%		19%		3%	0%

(a)	Since commencement of operations: December 16, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Financial Highlights (continued)

Invesco Financial Preferred ETF (PGF)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$18.32		$18.87	$18.80	$18.45	$17.99	$18.67
Net investment income(a)	0.52		0.99	1.03	1.06	1.07	1.10
Net realized and unrealized gain (loss) on investments	(0.48)		(0.53)	0.07	0.36	0.45	(0.68)
Total from investment operations	0.04		0.46	1.10	1.42	1.52	0.42
Distributions to shareholders from:
Net investment income	(0.49)		(1.01)	(1.03)	(1.07)	(1.06)	(1.10)
Net asset value at end of period	$17.87		$18.32	$18.87	$18.80	$18.45	$17.99
Market price at end of period(b)	$17.88		$18.31	$18.87	$18.83	$18.46	$17.98
Net Asset Value Total Return(c)	0.17%		2.43%	6.06%	8.01%	8.73%	2.63%
Market Price Total Return(c)	0.28%		2.37%	5.89%	8.12%	8.85%	2.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,454,770		$1,565,028	$1,672,911	$1,636,378	$1,471,716	$1,435,558
Ratio to average net assets of:
Expenses	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income, after Waivers	5.59	%(d)	5.26%	5.48%	5.76%	5.87%	6.28%
Portfolio turnover rate(e)	12%		5%	8%	13%	9%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$17.12		$17.01	$14.90	$13.45	$12.32	$10.77
Net investment income(a)	0.32		0.62	0.52	0.48	0.43	0.42
Net realized and unrealized gain (loss) on investments	(0.02)		0.14	2.12	1.46	1.13	1.54
Total from investment operations	0.30		0.76	2.64	1.94	1.56	1.96
Distributions to shareholders from:
Net investment income	(0.33)		(0.65)	(0.53)	(0.49)	(0.43)	(0.41)
Net asset value at end of period	$17.09		$17.12	$17.01	$14.90	$13.45	$12.32
Market price at end of period(b)	$17.09		$17.12	$17.02	$14.91	$13.45	$12.32
Net Asset Value Total Return(c)	1.70%		4.48%	17.95%	14.92%	12.89%	18.61%
Market Price Total Return(c)	1.70%		4.42%	17.94%	14.99%	12.89%	18.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$737,335		$763,400	$984,725	$737,783	$537,324	$393,103
Ratio to average net assets of:
Expenses	0.54	%(d)	0.54%	0.54%	0.54%	0.54%	0.55%
Net investment income, after Waivers	3.55	%(d)	3.63%	3.23%	3.62%	3.29%	3.70%
Portfolio turnover rate(e)	15%		38%	49%	59%	45%	51%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Financial Highlights (continued)

Invesco International Dividend AchieversTM ETF (PID)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$15.92		$15.09	$14.66	$18.42	$18.56	$17.27
Net investment income(a)	0.33		0.56	0.44	0.56	0.51	0.67	(b)
Net realized and unrealized gain (loss) on investments	(1.18)		0.87	0.56	(3.78)	(0.17)	1.26
Total from investment operations	(0.85)		1.43	1.00	(3.22)	0.34	1.93
Distributions to shareholders from:
Net investment income	(0.36)		(0.60)	(0.57)	(0.54)	(0.48)	(0.64)
Net asset value at end of period	$14.71		$15.92	$15.09	$14.66	$18.42	$18.56
Market price at end of period(c)	$14.72		$15.91	$15.09	$14.65	$18.43	$18.58
Net Asset Value Total Return(d)	(5.49)%		9.57%	7.12%	(17.53)%	1.83%	11.50%
Market Price Total Return(d)	(5.36)%		9.50%	7.19%	(17.63)%	1.77%	11.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$707,380		$862,878	$811,780	$701,684	$1,571,846	$1,160,654
Ratio to average net assets of:
Expenses	0.56	%(e)	0.55%	0.56%	0.58%	0.55%	0.54%
Net investment income, after Waivers	4.15	%(e)	3.52%	3.01%	3.62%	2.77%	3.82	%(b)
Portfolio turnover rate(f)	15%		55%	61%	61%	66%	49%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.43 and 2.42%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2018

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust (the “Trust”), formerly PowerShares Exchange-Traded Fund Trust, was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco BuyBack AchieversTM ETF (PKW)	“BuyBack AchieversTM ETF”
Invesco Dividend AchieversTM ETF (PFM)	“Dividend AchieversTM ETF”
Invesco Dow Jones Industrial Average Dividend ETF (DJD)	“Dow Jones Industrial Average Dividend ETF”
Invesco Financial Preferred ETF (PGF)	“Financial Preferred ETF”
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	“High Yield Equity Dividend AchieversTM ETF”
Invesco International Dividend AchieversTM ETF (PID)	“International Dividend AchieversTM ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market LLC, except for Shares of Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF, which are listed and traded on NYSE Arca, Inc.

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
BuyBack AchieversTM ETF	NASDAQ US BuyBack AchieversTM Index
Dividend AchieversTM ETF	NASDAQ US Broad Dividend AchieversTM Index
Dow Jones Industrial Average Dividend ETF	Dow Jones Industrial Average® Yield Weighted
Financial Preferred ETF	Wells Fargo® Hybrid and Preferred Securities Financial Index
High Yield Equity Dividend AchieversTM ETF	NASDAQ US Dividend AchieversTM 50 Index
International Dividend AchieversTM ETF	NASDAQ International Dividend AchieversTM Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked

26

prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit

27

creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for Financial Preferred ETF and International Dividend AchieversTM ETF because each of these Funds invests in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund (except Financial Preferred ETF) holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. Each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, each Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Diversified Fund Risk. Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. Financial Preferred ETF’s use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.

Small- and Mid-Capitalization Company Risk. Each Fund (except Dow Jones Industrial Average Dividend ETF) invest in securities of small- and mid-capitalization companies, which involve greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Dividend Paying Security Risk. Dividend AchieversTM ETF, Dow Jones Industrial Average Dividend ETF, High Yield Equity Dividend AchieversTM ETF and International Dividend AchieversTM ETF invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

Consumer Discretionary Sector Risk. At times, BuyBack AchieversTM ETF has concentrated its investments in the consumer discretionary sector. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

28

Financial Sector Risk. For Financial Preferred ETF and International Dividend AchieversTM ETF, the market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Variable- and Floating-Rate Securities Risk. Financial Preferred ETF’s investments in variable- and floating-rate instruments are subject to credit risk and default risk, which could impair their value. Variable- and floating-rate securities also may be subject to liquidity risk, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Securities with floating or variable interest rates may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity. Due to these securities’ variable- or floating-rate features, there can be no guarantee that they will pay a certain level of a dividend, and such securities generally will pay lower levels of income in a falling interest rate environment.

Foreign Securities Risk. For Financial Preferred ETF and International Dividend Achievers™ ETF, investments in foreign securities involve risks in addition to the risks associated with domestic securities. In general, foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies. Therefore, not all material information regarding these companies will be available.

In addition, securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of a Fund’s trades effected in those markets and could result in losses to a Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

ADR and GDR Risk. International Dividend Achievers™ ETF may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

High Yield Securities Risk. For Financial Preferred ETF and High Yield Equity Dividend Achievers™ ETF, high yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Preferred Securities Risk. Financial Preferred ETF faces special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be

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recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for Dow Jones Industrial Average Dividend ETF) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

Dow Jones Industrial Average Dividend ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

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To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for Financial Preferred ETF and High Yield Equity Dividend Achievers™ ETF, which declare and pay dividends from net investment income, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended October 31, 2018, each Fund (except for Dow Jones Industrial Average Dividend ETF) participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

J. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the period ended April 30, 2018, distributions from distributable earnings consisted of:

	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gains
BuyBack Achievers™ ETF	$(10,919,625)	$—
Dividend Achievers™ ETF	(6,412,491)	—
Dow Jones Industrial Average Dividend ETF	(238,620)	(31,760)
Financial Preferred ETF	(88,485,717)	—
High Yield Equity Dividend Achievers™ ETF	(32,704,666)	—
International Dividend Achievers™ ETF	(32,348,073)	—

For the year ended August 31, 2017, distributions from distributable earnings for Dow Jones Industrial Average Dividend ETF consisted of distributions to shareholders from net investment income.

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Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except Dow Jones Industrial Average Dividend ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.40% of the Fund’s average daily net assets, except for BuyBack AchieversTM ETF and Financial Preferred ETF, each of which accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, Dow Jones Industrial Average Dividend ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.07% of the Fund’s average daily net assets. Prior to August 20, 2018, the Fund’s annual unitary management fee was 0.30%. For the period August 20, 2018 to September 24, 2018, the Adviser voluntarily agreed to permanently waive a portion of the Fund’s unitary management fee. After giving effect to such waiver, the net unitary management fee was 0.07%. Effective September 24, 2018, the Adviser has contractually reduced the Fund’s unitary management fee from 0.30% to 0.07%. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Dow Jones Industrial Average Dividend ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Dow Jones Industrial Average Dividend ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for BuyBack Achievers™ ETF and Financial Preferred ETF) from exceeding 0.50% of the Fund’s average daily net assets per year (0.60% of the Fund’s average daily net assets per year for BuyBack Achievers™ ETF and Financial Preferred ETF (the “Expense Cap”), through at least August 31, 2019. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2019. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. For each Fund, the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.

For Dow Jones Industrial Average Dividend ETF, the Adviser has agreed to waive a portion of its unitary management fee to the extent necessary to prevent the Fund’s operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and litigation expenses, and extraordinary expenses) from exceeding 0.30% of the Fund’s average daily net assets per year through at least April 6, 2020.

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2018, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

BuyBack Achievers™ ETF	$961
Dividend Achievers™ ETF	260
Dow Jones Industrial Average Dividend ETF	3,199
Financial Preferred ETF	3,551
High Yield Equity Dividend Achievers™ ETF	385
International Dividend Achievers™ ETF	576

The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the six-month period ended October 31, 2018, there were no amounts available for potential recapture by the Adviser under the Expense Agreement.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
BuyBack AchieversTM ETF	Nasdaq, Inc.
Dividend AchieversTM ETF	Nasdaq, Inc.
Dow Jones Industrial Average Dividend ETF	S&P Dow Jones Indices LLC
Financial Preferred ETF	Wells Fargo & Company
High Yield Equity Dividend AchieversTM ETF	Nasdaq, Inc.
International Dividend AchieversTM ETF	Nasdaq, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Dow Jones Industrial Average Dividend ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2018.

Dividend Achievers™ ETF

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco Ltd.	$462,014	$8,084	$(16,027)	$(108,992)	$(6,164)	$338,915	$9,530

High Yield Equity Dividend Achievers™ ETF

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco Ltd.	$12,024,665	$11,638,197	$(930,819)	$(4,587,512)	$(65,290)	$18,079,241	$300,615

Note 5. Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six-month period ended October 31, 2018, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Loss)
Financial Preferred ETF	$2,322,057	$5,337,000	$(462,287)

Note 6. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

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Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2018, which expire as follows:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
BuyBack AchieversTM ETF	$2,107,645	$215,058,233	$67,612,606	$284,778,484
Dividend AchieversTM ETF	2,339,194	24,992	1,049,041	3,413,227
Dow Jones Industrial Average Dividend ETF	—	—	—	—
Financial Preferred ETF	—	1,833,082	4,252,837	6,085,919
High Yield Equity Dividend AchieversTM ETF	2,187,574	8,258,706	17,491,301	27,937,581
International Dividend AchieversTM ETF	11,745,409	134,063,561	175,970,832	321,779,802

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8. Investment Transactions

For the six-month period ended October 31, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
BuyBack Achievers™ ETF	$48,456,869	$34,877,193
Dividend Achievers™ ETF	6,557,461	5,917,146
Dow Jones Industrial Average Dividend ETF	1,562,719	1,979,439
Financial Preferred ETF	192,650,915	191,900,357
High Yield Equity Dividend Achievers™ ETF	117,595,133	118,518,717
International Dividend Achievers™ ETF	122,934,747	125,329,276

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For the six-month period ended October 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
BuyBack Achievers™ ETF	$90,179,961	$165,444,464
Dividend Achievers™ ETF	2,682,880	13,977,109
Dow Jones Industrial Average Dividend ETF	29,821,881	3,126,769
Financial Preferred ETF	105,677,639	188,698,539
High Yield Equity Dividend Achievers™ ETF	93,527,938	117,365,406
International Dividend Achievers™ ETF	72,172,924	167,805,013

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
BuyBack Achievers™ ETF	$91,777,881	$(107,655,233)	$(15,877,352)	$1,303,373,067
Dividend Achievers™ ETF	79,684,653	(8,893,370)	70,791,283	214,837,753
Dow Jones Industrial Average Dividend ETF	1,180,428	(1,085,807)	94,621	41,609,839
Financial Preferred ETF	10,037,229	(31,815,121)	(21,777,892)	1,489,933,158
High Yield Equity Dividend Achievers™ ETF	37,556,151	(80,339,596)	(42,783,445)	786,608,529
International Dividend Achievers™ ETF	35,767,588	(77,568,940)	(41,801,352)	793,307,621

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Dow Jones Industrial Average Dividend ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Note 11. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Dow Jones Industrial Average Dividend ETF), you incur advisory fees and other Fund expenses. As a shareholder of the Dow Jones Industrial Average Dividend ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2018.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco BuyBack Achievers™ ETF (PKW)
Actual	$1,000.00	$1,023.30	0.63%	$3.21
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
Invesco Dividend Achievers™ ETF (PFM)
Actual	1,000.00	1,051.10	0.55	2.84
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.55	2.80
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
Actual	1,000.00	1,058.36	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Invesco Financial Preferred ETF (PGF)
Actual	1,000.00	1,001.70	0.63	3.18
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
Invesco High Yield Equity Dividend Achievers™ ETF (PEY)
Actual	1,000.00	1,017.00	0.54	2.75
Hypothetical (5% return before expenses)	1,000.00	1,022.48	0.54	2.75
Invesco International Dividend Achievers™ ETF (PID)
Actual	1,000.00	945.10	0.56	2.75
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85
(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365. Expense ratios for the most recent six-month period may differ from expense ratios based on the annualized data in the Financial Highlights.

37

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

October 31, 2018

PBE	Invesco Dynamic Biotechnology & Genome ETF
PKB	Invesco Dynamic Building & Construction ETF
PXE	Invesco Dynamic Energy Exploration & Production ETF
PBJ	Invesco Dynamic Food & Beverage ETF
PEJ	Invesco Dynamic Leisure and Entertainment ETF
PBS	Invesco Dynamic Media ETF
PXQ	Invesco Dynamic Networking ETF
PXJ	Invesco Dynamic Oil & Gas Services ETF
PJP	Invesco Dynamic Pharmaceuticals ETF
PMR	Invesco Dynamic Retail ETF
PSI	Invesco Dynamic Semiconductors ETF
PSJ	Invesco Dynamic Software ETF

2

Invesco Dynamic Biotechnology & Genome ETF (PBE)

October 31, 2018

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Biotechnology	74.9
Life Sciences Tools & Services	13.5
Pharmaceuticals	9.4
Health Care Equipment	2.3
Money Market Funds Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.1%
	Biotechnology—74.9%
290,605	Acorda Therapeutics, Inc.(b)	$5,553,462
180,957	Alkermes PLC(b)	7,388,474
75,922	Amgen, Inc.	14,637,002
43,122	Biogen, Inc.(b)	13,120,731
131,716	Emergent BioSolutions, Inc.(b)	8,059,702
92,178	Enanta Pharmaceuticals, Inc.(b)	7,112,454
431,001	Exelixis, Inc.(b)	5,977,984
136,684	Genomic Health, Inc.(b)	9,801,610
454,120	Halozyme Therapeutics, Inc.(b)	7,052,484
178,694	Ionis Pharmaceuticals, Inc.(b)	8,854,288
432,801	Ironwood Pharmaceuticals, Inc.(b)	5,669,693
49,978	Loxo Oncology, Inc.(b)	7,629,641
315,466	Momenta Pharmaceuticals, Inc.(b)	3,946,480
167,444	Myriad Genetics, Inc.(b)	7,540,003
124,575	Neurocrine Biosciences, Inc.(b)	13,348,211
1,402,624	OPKO Health, Inc.(b)(c)	4,740,869
197,543	PTC Therapeutics, Inc.(b)	7,609,356
37,236	Regeneron Pharmaceuticals, Inc.(b)	12,631,941
112,728	REGENXBIO, Inc.(b)	7,515,576
152,488	Repligen Corp.(b)	8,267,899
457,124	Sangamo Therapeutics, Inc.(b)	5,791,761
67,082	United Therapeutics Corp.(b)	7,436,711
81,767	Vertex Pharmaceuticals, Inc.(b)	13,856,236

		193,542,568

	Health Care Equipment—2.3%
215,222	Cardiovascular Systems, Inc.(b)	6,036,977

	Life Sciences Tools & Services—13.5%
43,360	Bio-Techne Corp.	7,272,339
43,090	Illumina, Inc.(b)	13,407,454
389,423	QIAGEN NV(b)	14,136,055

		34,815,848

	Pharmaceuticals—9.4%
199,682	Catalent, Inc.(b)	8,055,172
230,467	Nektar Therapeutics(b)	8,914,463
156,840	WaVe Life Sciences Ltd.(b)	7,322,860

		24,292,495

	Total Common Stocks (Cost $259,749,491)	258,687,888

Number of Shares		Value
	Money Market Fund—0.0%
96,862	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $96,862)	$96,862

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $259,846,353)—100.1%	258,784,750

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.7%
4,282,600	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $4,282,600)	4,282,600

	Total Investments in Securities (Cost $264,128,953)—101.8%	263,067,350
	Other assets less liabilities—(1.8)%	(4,585,021)

	Net Assets—100.0%	$258,482,329

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dynamic Building & Construction ETF (PKB)

October 31, 2018

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Building Products	25.7
Homebuilding	13.3
Construction Materials	12.4
Home Improvement Retail	10.5
Industrial Machinery	8.5
Specialty Stores	6.3
Construction Machinery & Heavy Trucks	5.4
Construction & Engineering	5.4
Forest Products	4.7
Environmental & Facilities Services	3.1
Trading Companies & Distributors	2.4
Office Services & Supplies	2.3
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Building Products—25.7%
144,098	Advanced Drainage Systems, Inc.	$4,004,483
68,137	Armstrong World Industries, Inc.(b)	4,207,460
127,185	Continental Building Products, Inc.(b)	3,537,015
105,287	Gibraltar Industries, Inc.(b)	3,752,429
232,254	Johnson Controls International PLC	7,425,160
71,132	Masonite International Corp.(b)	3,940,001
278,927	NCI Building Systems, Inc.(b)	3,416,856
196,680	PGT Innovations, Inc.(b)	3,984,737
61,987	Simpson Manufacturing Co., Inc.	3,538,218

		37,806,359

	Construction & Engineering—5.4%
59,482	EMCOR Group, Inc.	4,222,032
237,886	Tutor Perini Corp.(b)	3,687,233

		7,909,265

	Construction Machinery & Heavy Trucks—5.4%
68,084	Oshkosh Corp.	3,822,236
122,995	Terex Corp.	4,106,803

		7,929,039

	Construction Materials—12.4%
42,887	Martin Marietta Materials, Inc.	7,345,685
220,917	Summit Materials, Inc., Class A(b)	2,982,380
77,969	Vulcan Materials Co.	7,885,785

		18,213,850

	Environmental & Facilities Services—3.1%
69,176	Tetra Tech, Inc.	4,568,383

Number of Shares		Value
	Common Stocks (continued)
	Forest Products—4.7%
108,892	Boise Cascade Co.	$3,352,785
161,461	Louisiana-Pacific Corp.	3,515,006

		6,867,791

	Home Improvement Retail—10.5%
43,887	Home Depot, Inc. (The)	7,718,845
81,058	Lowe’s Cos., Inc.	7,718,343

		15,437,188

	Homebuilding—13.3%
19,730	Cavco Industries, Inc.(b)	3,958,035
196,413	D.R. Horton, Inc.	7,063,012
151,943	MDC Holdings, Inc.	4,269,598
170,895	PulteGroup, Inc.	4,198,890

		19,489,535

	Industrial Machinery—8.5%
113,748	Columbus McKinnon Corp.	4,177,964
86,467	Ingersoll-Rand PLC	8,295,644

		12,473,608

	Office Services & Supplies—2.3%
203,827	Interface, Inc.	3,320,342

	Specialty Stores—6.3%
101,099	Tractor Supply Co.	9,289,987

	Trading Companies & Distributors—2.4%
212,931	BMC Stock Holdings, Inc.(b)	3,564,465

	Total Common Stocks (Cost $164,201,143)	146,869,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dynamic Building & Construction ETF (PKB) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.2%
220,635	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $220,635)	$220,635

	Total Investments in Securities (Cost $164,421,778)—100.2%	147,090,447
	Other assets less liabilities—(0.2)%	(232,494)

	Net Assets—100.0%	$146,857,953

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dynamic Energy Exploration & Production ETF (PXE)

October 31, 2018

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Oil & Gas Exploration & Production	59.2
Oil & Gas Refining & Marketing	30.0
Integrated Oil & Gas	4.9
Gas Utilities	3.1
Oil & Gas Drilling	2.8
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Gas Utilities—3.1%
57,078	National Fuel Gas Co.	$3,098,765

	Integrated Oil & Gas—4.9%
72,648	Occidental Petroleum Corp.	4,872,501

	Oil & Gas Drilling—2.8%
120,458	Unit Corp.(b)	2,786,194

	Oil & Gas Exploration & Production—59.2%
168,272	Antero Resources Corp.(b)	2,673,842
195,043	Berry Petroleum Corp.	2,730,602
199,454	CNX Resources Corp.(b)	3,121,455
79,138	ConocoPhillips	5,531,746
87,632	Continental Resources, Inc.(b)	4,616,454
566,009	Denbury Resources, Inc.(b)	1,952,731
41,104	Energen Corp.(b)	2,958,255
48,956	EOG Resources, Inc.	5,157,025
175,722	Geopark Ltd. (Colombia)(b)	2,945,101
896,978	Gran Tierra Energy, Inc. (Colombia)(b)	2,735,783
273,026	Gulfport Energy Corp.(b)	2,487,267
382,567	Laredo Petroleum, Inc.(b)	2,004,651
146,801	Marathon Oil Corp.	2,787,751
100,740	Murphy Oil Corp.	3,209,576
115,214	Newfield Exploration Co.(b)	2,327,323
192,793	Range Resources Corp.	3,055,769
567,019	Southwestern Energy Co.(b)	3,027,881
460,189	W&T Offshore, Inc.(b)	3,101,674
63,066	Whiting Petroleum Corp.(b)	2,352,362

		58,777,248

	Oil & Gas Refining & Marketing—30.0%
148,379	CVR Refining LP(c)	2,856,296
58,016	Delek US Holdings, Inc.	2,130,347
42,525	HollyFrontier Corp.	2,867,886
140,822	Marathon Petroleum Corp.	9,920,910
60,957	PBF Energy, Inc., Class A	2,551,050
48,694	Phillips 66	5,006,717
48,898	Valero Energy Corp.	4,454,119

		29,787,325

	Total Common Stocks & Other Equity Interests (Cost $105,924,089)	99,322,033

Number of Shares		Value
	Money Market Fund—0.1%
123,347	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $123,347)	$123,347

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $106,047,436)—100.1%	99,445,380

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.9%
900,000	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $900,000)	900,000

	Total Investments in Securities (Cost $106,947,436)—101.0%	100,345,380
	Other assets less liabilities—(1.0)%	(1,026,046)

	Net Assets—100.0%	$99,319,334

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dynamic Food & Beverage ETF (PBJ)

October 31, 2018

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Packaged Foods & Meats	40.0
Soft Drinks	18.7
Food Distributors	14.5
Food Retail	8.5
Restaurants	5.5
Distillers & Vintners	5.0
Agricultural Products	4.9
Brewers	2.9
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Products—4.9%
74,921	Archer-Daniels-Midland Co.	$3,540,017

	Brewers—2.9%
6,889	Boston Beer Co., Inc. (The), Class A(b)	2,116,921

	Distillers & Vintners—5.0%
18,081	Constellation Brands, Inc., Class A	3,602,278

	Food Distributors—14.5%
50,899	Andersons, Inc. (The)	1,832,364
63,252	Performance Food Group Co.(b)	1,854,549
51,028	Sysco Corp.	3,639,827
59,781	United Natural Foods, Inc.(b)	1,299,041
63,880	US Foods Holding Corp.(b)	1,863,380

		10,489,161

	Food Retail—8.5%
66,329	Kroger Co. (The)	1,973,951
81,281	Sprouts Farmers Market, Inc.(b)	2,185,646
44,400	Weis Markets, Inc.	2,049,060

		6,208,657

	Packaged Foods & Meats—40.0%
66,307	B&G Foods, Inc.	1,726,634
19,854	Calavo Growers, Inc.	1,925,838
42,407	Cal-Maine Foods, Inc.	2,063,949
76,496	Conagra Brands, Inc.	2,723,257
53,407	Hormel Foods Corp.	2,330,681
28,695	Kellogg Co.	1,878,949
30,674	Lamb Weston Holdings, Inc.	2,397,480
16,649	McCormick & Co., Inc.	2,397,456
88,938	Mondelez International, Inc., Class A	3,733,617
99,317	Nomad Foods Ltd. (United Kingdom)(b)	1,896,955
114,827	Simply Good Foods Co. (The)(b)	2,177,120
40,180	TreeHouse Foods, Inc.(b)	1,830,601

Number of Shares		Value
	Common Stocks (continued)
	Packaged Foods & Meats (continued)
32,915	Tyson Foods, Inc., Class A	$1,972,267

		29,054,804

	Restaurants—5.5%
44,044	Yum! Brands, Inc.	3,982,018

	Soft Drinks—18.7%
48,869	Coca-Cola European Partners PLC (United Kingdom)	2,223,050
164,111	Keurig Dr Pepper, Inc.	4,266,886
62,061	Monster Beverage Corp.(b)	3,279,924
33,713	PepsiCo, Inc.	3,788,667

		13,558,527

	Total Common Stocks (Cost $68,408,584)	72,552,383

	Money Market Fund—0.4%
273,969	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $273,969)	273,969

	Total Investments in Securities (Cost $68,682,553)—100.4%	72,826,352
	Other assets less liabilities—(0.4)%	(280,156)

	Net Assets—100.0%	$72,546,196

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

October 31, 2018

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Restaurants	22.2
Movies & Entertainment	17.0
Airlines	15.8
Hotels, Resorts & Cruise Lines	15.4
Internet & Direct Marketing Retail	12.6
Casinos & Gaming	8.8
Food Distributors	5.4
Broadcasting	2.8
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Airlines—15.8%
115,571	Delta Air Lines, Inc.	$6,325,201
89,093	Hawaiian Holdings, Inc.	3,083,509
57,160	SkyWest, Inc.	3,274,696
77,703	United Continental Holdings, Inc.(b)	6,644,383

		19,327,789

	Broadcasting—2.8%
58,171	AMC Networks, Inc., Class A(b)	3,407,657

	Casinos & Gaming—8.8%
101,739	Boyd Gaming Corp.	2,702,188
76,750	Eldorado Resorts, Inc.(b)	2,801,375
106,320	Penn National Gaming, Inc.(b)	2,581,450
112,937	Red Rock Resorts, Inc., Class A	2,613,362

		10,698,375

	Food Distributors—5.4%
113,179	Performance Food Group Co.(b)	3,318,408
114,303	US Foods Holding Corp.(b)	3,334,219

		6,652,627

	Hotels, Resorts & Cruise Lines—15.4%
221,927	Belmond Ltd., Class A (United Kingdom)(b)	3,799,390
87,058	Hilton Worldwide Holdings, Inc.	6,195,918
69,092	Norwegian Cruise Line Holdings Ltd.(b)	3,044,884
54,950	Royal Caribbean Cruises Ltd.	5,754,914

		18,795,106

	Internet & Direct Marketing Retail—12.6%
3,474	Booking Holdings, Inc.(b)	6,512,291
51,380	Expedia Group, Inc.	6,444,593
25,833	GrubHub, Inc.(b)	2,395,753

		15,352,637

	Movies & Entertainment—17.0%
146,480	Manchester United PLC, Class A (United Kingdom)	3,067,291

Number of Shares		Value
	Common Stocks (continued)
	Movies & Entertainment (continued)
93,621	Marcus Corp. (The)	$3,653,091
123,417	Viacom, Inc., Class B	3,946,876
60,346	Walt Disney Co. (The)	6,929,531
42,703	World Wrestling Entertainment, Inc., Class A	3,099,811

		20,696,600

	Restaurants—22.2%
49,851	BJ’s Restaurants, Inc.	3,049,884
194,714	Bloomin’ Brands, Inc.	3,884,544
12,253	Domino’s Pizza, Inc.	3,293,484
40,725	Jack in the Box, Inc.	3,214,424
120,391	Ruth’s Hospitality Group, Inc.	3,254,169
62,578	Shake Shack, Inc., Class A(b)	3,309,751
78,810	Yum! Brands, Inc.	7,125,212

		27,131,468

	Total Common Stocks (Cost $130,926,712)	122,062,259

	Money Market Fund—0.2%
187,600	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $187,600)	187,600

	Total Investments in Securities (Cost $131,114,312)—100.2%	122,249,859
	Other assets less liabilities—(0.2)%	(193,562)

	Net Assets—100.0%	$122,056,297

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dynamic Media ETF (PBS)

October 31, 2018

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Movies & Entertainment	23.0
Interactive Media & Services	20.7
Broadcasting	20.2
Cable & Satellite	7.4
Research & Consulting Services	7.4
Advertising	5.9
Internet & Direct Marketing Retail	5.3
Publishing	5.0
IT Consulting & Other Services	2.9
Thrifts & Mortgage Finance	2.3
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.1%
	Advertising—5.9%
81,411	Interpublic Group of Cos., Inc. (The)	$1,885,479
27,620	Omnicom Group, Inc.	2,052,718

		3,938,197

	Broadcasting—20.2%
30,067	AMC Networks, Inc., Class A(b)	1,761,325
65,860	CBS Corp., Class B	3,777,071
67,578	Discovery, Inc., Class A(b)	2,188,851
111,032	Gray Television, Inc.(b)	1,921,964
23,424	Nexstar Media Group, Inc., Class A	1,754,223
51,974	Tribune Media Co., Class A	1,975,532

		13,378,966

	Cable & Satellite—7.4%
76,018	MSG Networks, Inc., Class A(b)	1,942,260
494,492	Sirius XM Holdings, Inc.	2,976,842

		4,919,102

	Interactive Media & Services—20.7%
2,785	Alphabet, Inc., Class A(b)	3,037,266
88,779	ANGI Homeservices, Inc., Class A(b)	1,699,230
38,366	Cargurus, Inc., Class A(b)	1,704,218
9,746	IAC/InterActiveCorp.(b)	1,915,966
38,511	Match Group, Inc.(b)	1,991,789
97,955	Twitter, Inc.(b)	3,403,936

		13,752,405

	Internet & Direct Marketing Retail—5.3%
94,505	Qurate Retail, Inc.(b)	2,073,440
34,909	Shutterstock, Inc.	1,427,080

		3,500,520

Number of Shares		Value
	Common Stocks (continued)
	IT Consulting & Other Services—2.9%
12,900	Gartner, Inc.(b)	$1,903,008

	Movies & Entertainment—23.0%
54,300	Liberty Media Corp.-Liberty Formula One, Class A(b)	1,720,767
9,411	Netflix, Inc.(b)	2,840,051
77,050	Twenty-First Century Fox, Inc., Class A	3,507,316
63,797	Viacom, Inc., Class B	2,040,228
31,190	Walt Disney Co. (The)	3,581,548
22,071	World Wrestling Entertainment, Inc., Class A	1,602,134

		15,292,044

	Publishing—5.0%
180,841	Gannett Co., Inc.	1,754,158
29,410	John Wiley & Sons, Inc., Class A	1,595,198

		3,349,356

	Research & Consulting Services—7.4%
4,315	CoStar Group, Inc.(b)	1,559,527
63,719	IHS Markit Ltd.(b)	3,347,159

		4,906,686

	Thrifts & Mortgage Finance—2.3%
7,640	LendingTree, Inc.(b)	1,540,912

	Total Common Stocks (Cost $64,947,352)	66,481,196

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dynamic Media ETF (PBS) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
47,288	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $47,288)	$47,288

	Total Investments in Securities (Cost $64,994,640)—100.2%	66,528,484
	Other assets less liabilities—(0.2)%	(133,644)

	Net Assets—100.0%	$66,394,840

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dynamic Networking ETF (PXQ)

October 31, 2018

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Communications Equipment	38.3
Systems Software	32.9
Technology Hardware, Storage & Peripherals	5.4
Application Software	5.3
Electronic Components	5.3
Semiconductors	5.1
Consumer Electronics	2.9
Internet Services & Infrastructure	2.9
Electronic Equipment & Instruments	1.9
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Application Software—5.3%
18,678	Citrix Systems, Inc.(b)	$1,913,935
20,666	New Relic, Inc.(b)	1,844,440

		3,758,375

	Communications Equipment—38.3%
13,120	Arista Networks, Inc.(b)	3,022,192
82,887	Cisco Systems, Inc.	3,792,080
11,290	F5 Networks, Inc.(b)	1,978,911
26,076	InterDigital, Inc.	1,850,092
30,642	Motorola Solutions, Inc.	3,755,484
29,982	NETGEAR, Inc.(b)	1,663,401
223,447	Oclaro, Inc.(b)	1,836,734
16,974	Palo Alto Networks, Inc.(b)	3,106,921
31,646	Plantronics, Inc.	1,866,165
76,956	Radware Ltd. (Israel)(b)	1,786,149
24,457	Ubiquiti Networks, Inc.(c)	2,276,702

		26,934,831

	Consumer Electronics—2.9%
31,478	Garmin Ltd.	2,082,585

	Electronic Components—5.3%
41,408	Amphenol Corp., Class A	3,706,016

	Electronic Equipment & Instruments—1.9%
73,608	nLight, Inc.(b)	1,313,167

	Internet Services & Infrastructure—2.9%
34,555	Okta, Inc.(b)	2,016,630

	Semiconductors—5.1%
57,354	QUALCOMM, Inc.	3,606,993

Number of Shares		Value
	Common Stocks (continued)
	Systems Software—32.9%
48,647	CA, Inc.	$2,157,981
28,979	CyberArk Software Ltd. (Israel)(b)	1,978,107
60,065	ForeScout Technologies, Inc.(b)	1,654,190
25,668	Fortinet, Inc.(b)	2,109,396
45,695	Imperva, Inc.(b)	2,529,218
23,938	Qualys, Inc.(b)	1,705,343
56,409	Rapid7, Inc.(b)	2,044,262
65,149	Tenable Holdings, Inc.(b)	1,855,444
29,362	Varonis Systems, Inc.(b)	1,793,137
25,269	VMware, Inc., Class A(b)	3,572,784
48,558	Zscaler, Inc.(b)	1,762,170

		23,162,032

	Technology Hardware, Storage & Peripherals—5.4%
17,367	Apple, Inc.	3,800,942

	Total Common Stocks (Cost $65,785,089)	70,381,571

	Money Market Fund—0.2%
125,195	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $125,195)	125,195

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $65,910,284)–100.2%	70,506,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dynamic Networking ETF (PXQ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.9%
2,024,000	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $2,024,000)	$2,024,000

	Total Investments in Securities (Cost $67,934,284)—103.1%	72,530,766
	Other assets less liabilities—(3.1)%	(2,152,898)

	Net Assets—100.0%	$70,377,868

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Dynamic Oil & Gas Services ETF (PXJ)

October 31, 2018

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Oil & Gas Equipment & Services	68.9
Oil & Gas Drilling	31.2
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.1%
	Oil & Gas Drilling—31.2%
40,492	Diamond Offshore Drilling, Inc.(b)	$574,176
19,496	Helmerich & Payne, Inc.	1,214,406
115,841	Noble Corp. PLC(b)	581,522
26,323	Ocean Rig UDW, Inc., Class A (Angola)(b)	797,324
40,820	Patterson-UTI Energy, Inc.	679,245
50,685	Rowan Cos. PLC, Class A(b)	806,398
67,255	Seadrill Ltd. (United Kingdom)(b)	1,369,312
106,354	Transocean Ltd.(b)	1,170,957

		7,193,340

	Oil & Gas Equipment & Services—68.9%
15,889	Apergy Corp.(b)	619,512
56,527	Archrock, Inc.	579,967
38,124	Baker Hughes a GE Co.	1,017,529
33,405	C&J Energy Services, Inc.(b)	627,346
20,223	Cactus, Inc., Class A(b)	676,662
6,154	Core Laboratories NV	524,567
13,347	Dril-Quip, Inc.(b)	568,048
60,132	Forum Energy Technologies, Inc.(b)	538,783
63,153	FTS International, Inc.(b)	808,990
32,217	Halliburton Co.	1,117,286
76,888	Helix Energy Solutions Group, Inc.(b)	655,086
57,974	Keane Group, Inc.(b)	728,733
36,326	Liberty Oilfield Services, Inc., Class A	689,467
25,461	Mammoth Energy Services, Inc.	635,507
36,326	McDermott International, Inc.(b)	280,800
27,466	National Oilwell Varco, Inc.	1,010,749
67,622	Newpark Resources, Inc.(b)	555,177
20,694	Oil States International, Inc.(b)	460,855
48,306	ProPetro Holding Corp.(b)	852,601
52,690	RPC, Inc.	784,027
20,132	Schlumberger Ltd.	1,032,973
41,985	TechnipFMC PLC (United Kingdom)	1,104,205

		15,868,870

	Total Common Stocks (Cost $26,332,197)	23,062,210

Number of Shares		Value
	Money Market Fund—0.4%
102,057	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $102,057)	$102,057

	Total Investments in Securities (Cost $26,434,254)—100.5%	23,164,267
	Other assets less liabilities—(0.5)%	(111,641)

	Net Assets—100.0%	$23,052,626

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	10.7%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Dynamic Pharmaceuticals ETF (PJP)

October 31, 2018

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Pharmaceuticals	59.7
Biotechnology	34.6
Health Care Equipment	5.7
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—34.6%
296,317	AbbVie, Inc.	$23,068,279
547,945	Acorda Therapeutics, Inc.(b)	10,471,229
143,150	Amgen, Inc.	27,597,889
44,351	Biogen, Inc.(b)	13,494,679
228,912	Eagle Pharmaceuticals, Inc.(b)	11,271,627
248,354	Emergent BioSolutions, Inc.(b)	15,196,781
173,801	Enanta Pharmaceuticals, Inc.(b)	13,410,485
205,058	Gilead Sciences, Inc.	13,980,854
60,725	Ligand Pharmaceuticals, Inc.(b)	10,008,087
38,296	Regeneron Pharmaceuticals, Inc.(b)	12,991,535
527,794	Retrophin, Inc.(b)	13,543,194
126,485	United Therapeutics Corp.(b)	14,022,127

		179,056,766

	Health Care Equipment—5.7%
427,936	Abbott Laboratories	29,501,908

	Pharmaceuticals—59.7%
1,036,698	Akorn, Inc.(b)	6,914,776
81,953	Allergan PLC	12,949,394
662,873	Bausch Health Cos., Inc.(b)	15,166,534
472,571	Bristol-Myers Squibb Co.	23,883,738
1,042,921	Corcept Therapeutics, Inc.(b)	12,254,322
271,902	Eli Lilly & Co.	29,485,053
928,966	Endo International PLC(b)	15,736,684
757,201	Horizon Pharma PLC(b)	13,788,630
1,080,374	Innoviva, Inc.(b)	15,082,021
91,129	Jazz Pharmaceuticals PLC(b)	14,473,108
212,527	Johnson & Johnson	29,751,655
418,447	Merck & Co., Inc.	30,801,884
397,757	Mylan NV(b)	12,429,906
340,823	Pacira Pharmaceuticals, Inc.(b)	16,662,836
205,921	Perrigo Co. PLC	14,476,246
691,092	Pfizer, Inc.	29,758,421
149,872	Taro Pharmaceutical Industries Ltd.(b)	14,913,763

		308,528,971

	Total Common Stocks (Cost $487,474,949)	517,087,645

Number of Shares		Value
	Money Market Fund—0.0%
216,758	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $216,758)	$216,758

	Total Investments in Securities (Cost $487,691,707)—100.0%	517,304,403
	Other assets less liabilities—0.0%	17,396

	Net Assets—100.0%	$517,321,799

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Dynamic Retail ETF (PMR)

October 31, 2018

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Apparel Retail	18.8
Hypermarkets & Super Centers	13.5
Food Retail	11.3
Computer & Electronics Retail	10.2
Department Stores	8.8
Automotive Retail	8.2
Homefurnishing Retail	7.6
General Merchandise Stores	5.2
Home Improvement Retail	4.8
Internet & Direct Marketing Retail	4.5
Specialty Stores	2.9
Trading Companies & Distributors	2.2
Forest Products	2.1
Money Market Funds Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.1%
	Apparel Retail—18.8%
12,541	Abercrombie & Fitch Co., Class A	$247,058
11,200	Buckle, Inc. (The)(b)	228,480
1,714	Burlington Stores, Inc.(c)	293,934
8,761	DSW, Inc., Class A	232,604
5,462	Ross Stores, Inc.	540,738
6,236	Urban Outfitters, Inc.(c)	246,073

		1,788,887

	Automotive Retail—8.2%
1,747	Advance Auto Parts, Inc.	279,100
1,573	O’Reilly Automotive, Inc.(c)	504,540

		783,640

	Computer & Electronics Retail—10.2%
6,646	Best Buy Co., Inc.	466,283
7,201	Conn’s, Inc.(c)	200,044
20,825	GameStop Corp., Class A(b)	304,045

		970,372

	Department Stores—8.8%
3,612	Kohl’s Corp.	273,537
7,862	Macy’s, Inc.	269,588
4,543	Nordstrom, Inc.	298,793

		841,918

	Food Retail—11.3%
16,703	Kroger Co. (The)	497,081
11,165	Sprouts Farmers Market, Inc.(c)	300,227

Number of Shares		Value
	Common Stocks (continued)
	Food Retail (continued)
6,099	Weis Markets, Inc.	$281,469

		1,078,777

	Forest Products—2.1%
6,457	Boise Cascade Co.	198,811

	General Merchandise Stores—5.2%
5,938	Target Corp.	496,595

	Home Improvement Retail—4.8%
2,602	Home Depot, Inc. (The)	457,640

	Homefurnishing Retail—7.6%
5,744	Aaron’s, Inc.	270,715
1,801	RH(b)(c)	208,394
4,141	Williams-Sonoma, Inc.	245,892

		725,001

	Hypermarkets & Super Centers—13.5%
2,246	Costco Wholesale Corp.	513,503
3,273	PriceSmart, Inc.	229,601
5,395	Walmart, Inc.	541,010

		1,284,114

	Internet & Direct Marketing Retail—4.5%
1,152	Stamps.com, Inc.(c)	232,900
7,330	Stitch Fix, Inc., Class A(c)	193,219

		426,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Dynamic Retail ETF (PMR) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Specialty Stores—2.9%
7,814	Dick’s Sporting Goods, Inc.	$276,381

	Trading Companies & Distributors—2.2%
12,625	BMC Stock Holdings, Inc.(c)	211,342

	Total Common Stocks (Cost $9,201,818)	9,539,597

	Money Market Fund—0.8%
77,898	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $77,898)	77,898

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $9,279,716)-100.9%	9,617,495

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.8%
741,236	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $741,236)	741,236

	Total Investments in Securities (Cost $10,020,952)—108.7%	10,358,731
	Other assets less liabilities—(8.7)%	(829,300)

	Net Assets—100.0%	$9,529,431

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2018.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Dynamic Semiconductors ETF (PSI)

October 31, 2018

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Semiconductors	79.1
Semiconductor Equipment	15.3
Electronic Components	5.5
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Electronic Components—5.5%
357,459	Knowles Corp.(b)	$5,783,687
264,084	Vishay Intertechnology, Inc.	4,832,737

		10,616,424

	Semiconductor Equipment—15.3%
714,113	Amkor Technology, Inc.(b)	5,105,908
186,625	Entegris, Inc.	4,953,027
53,948	KLA-Tencor Corp.	4,938,400
243,378	Kulicke & Soffa Industries, Inc. (Singapore)	4,947,875
143,182	Nanometrics, Inc.(b)	4,590,415
153,176	Teradyne, Inc.	5,276,913

		29,812,538

	Semiconductors—79.1%
463,928	Advanced Micro Devices, Inc.(b)	8,448,129
117,154	Analog Devices, Inc.	9,806,961
142,919	Cirrus Logic, Inc.(b)	5,350,887
381,030	Cypress Semiconductor Corp.	4,930,528
166,763	Diodes, Inc.(b)	5,034,575
166,456	Integrated Device Technology, Inc.(b)	7,791,805
239,371	Intel Corp.	11,221,713
794,268	Lattice Semiconductor Corp.(b)	4,773,551
302,079	Marvell Technology Group Ltd.	4,957,116
103,941	Maxim Integrated Products, Inc.	5,199,129
218,863	Micron Technology, Inc.(b)	8,255,512
42,401	Monolithic Power Systems, Inc.	5,008,406
41,561	NVIDIA Corp.	8,762,306
298,361	ON Semiconductor Corp.(b)	5,072,137
86,762	Power Integrations, Inc.	4,886,436
169,458	QUALCOMM, Inc.	10,657,214
110,789	Semtech Corp.(b)	4,978,858
65,129	Silicon Laboratories, Inc.(b)	5,309,967
68,848	Skyworks Solutions, Inc.	5,973,252
132,011	Synaptics, Inc.(b)	4,955,693
102,564	Texas Instruments, Inc.	9,521,016
149,530	Xilinx, Inc.	12,765,376

		153,660,567

	Total Common Stocks (Cost $204,734,225)	194,089,529

Number of Shares		Value
	Money Market Fund—0.2%
303,838	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $303,838)	$303,838

	Total Investments in Securities (Cost $205,038,063)—100.1%	194,393,367
	Other assets less liabilities—(0.1)%	(249,312)

	Net Assets—100.0%	$194,144,055

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Dynamic Software ETF (PSJ)

October 31, 2018

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Application Software	67.3
Systems Software	15.7
Cable & Satellite	5.8
Communications Equipment	5.7
Data Processing & Outsourced Services	2.9
Health Care Technology	2.6
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Application Software—67.3%
52,015	Adobe, Inc.(b)	$12,783,206
89,615	AppFolio, Inc., Class A(b)	5,117,016
195,449	Apptio, Inc., Class A(b)	5,062,129
66,069	Aspen Technology, Inc.(b)	5,608,597
155,204	Atlassian Corp. PLC, Class A(b)	11,781,536
115,723	Bottomline Technologies (DE), Inc.(b)	7,711,781
121,424	Citrix Systems, Inc.(b)	12,442,317
106,420	Coupa Software, Inc.(b)	6,899,209
126,914	Everbridge, Inc.(b)	6,451,039
33,228	Fair Isaac Corp.(b)	6,403,368
52,934	HubSpot, Inc.(b)	7,180,497
63,386	Intuit, Inc.	13,374,446
73,282	New Relic, Inc.(b)	6,540,419
49,473	Paycom Software, Inc.(b)	6,194,020
76,585	PTC, Inc.(b)	6,311,370
81,763	RingCentral, Inc., Class A(b)	6,355,438
91,088	salesforce.com, Inc.(b)	12,500,917
217,776	SendGrid, Inc.(b)	7,909,624
77,792	SPS Commerce, Inc.(b)	7,241,657
24,636	Ultimate Software Group, Inc. (The)(b)	6,568,697
108,920	Zendesk, Inc.(b)	5,987,332

		166,424,615

	Cable & Satellite—5.8%
172,258	Liberty Broadband Corp., Class A(b)	14,261,240

	Communications Equipment—5.7%
92,465	InterDigital, Inc.	6,560,392
687,808	Mitel Networks Corp.(b)	7,552,132

		14,112,524

	Data Processing & Outsourced Services—2.9%
289,506	Sabre Corp.	7,136,323

	Health Care Technology—2.6%
244,628	HealthStream, Inc.	6,436,163

Number of Shares		Value
	Common Stocks (continued)
	Systems Software—15.7%
102,760	CyberArk Software Ltd. (Israel)(b)	$7,014,398
123,789	Microsoft Corp.	13,221,903
84,885	Qualys, Inc.(b)	6,047,207
69,832	ServiceNow, Inc.(b)	12,642,385

		38,925,893

	Total Common Stocks (Cost $241,100,513)	247,296,758

	Money Market Fund—0.1%
133,742	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $133,742)	133,742

	Total Investments in Securities (Cost $241,234,255)—100.1%	247,430,500
	Other assets less liabilities—(0.1)%	(261,848)

	Net Assets—100.0%	$247,168,652

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

(This Page Intentionally Left Blank)

19

Statements of Assets and Liabilities

October 31, 2018

(Unaudited)

	Invesco Dynamic Biotechnology & Genome ETF (PBE)	Invesco Dynamic Building & Construction ETF (PKB)	Invesco Dynamic Energy Exploration & Production ETF (PXE)	Invesco Dynamic Food & Beverage ETF (PBJ)
Assets:
Unaffiliated investments in securities, at value(a)	$258,687,888	$146,869,812	$99,322,033	$72,552,383
Affiliated investments in securities, at value	4,379,462	220,635	1,023,347	273,969
Cash	—	—	—	—
Receivables:
Investments sold	2,561,562	5,193,661	—	—
Securities lending	5,711	—	1,920	—
Dividends	288	40,874	25,228	25,584
Shares sold	—	—	—	—
Expenses absorbed	—	—	—	—
Other assets	422	812	812	422

Total Assets	265,635,333	152,325,794	100,373,340	72,852,358

Liabilities:
Due to custodian	—	—	—	157,073
Payables:
Collateral upon return of securities loaned	4,282,600	—	900,000	—
Shares repurchased	2,559,231	5,192,801	—	—
Expense recaptured	—	—	1,681	—
Accrued advisory fees	120,505	70,799	47,253	28,819
Accrued trustees’ and officer’s fees	54,816	37,176	38,581	45,380
Accrued expenses	135,852	167,065	66,491	74,890

Total Liabilities	7,153,004	5,467,841	1,054,006	306,162

Net Assets	$258,482,329	$146,857,953	$99,319,334	$72,546,196

Net Assets Consist of:
Shares of beneficial interest	$427,055,386	$212,367,922	$196,807,495	$140,809,110
Distributable earnings	(168,573,057)	(65,509,969)	(97,488,161)	(68,262,914)

Net Assets	$258,482,329	$146,857,953	$99,319,334	$72,546,196

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,050,000	5,650,000	4,300,000	2,250,000
Net asset value	$51.18	$25.99	$23.10	$32.24

Market price	$51.23	$26.00	$23.11	$32.24

Unaffiliated investments in securities, at cost	$259,749,491	$164,201,143	$105,924,089	$68,408,584

Affiliated investments in securities, at cost	$4,379,462	$220,635	$1,023,347	$273,969

(a)Includes securities on loan with an aggregate value of	$4,135,768	$—	$866,250	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Dynamic Leisure and Entertainment ETF (PEJ)	Invesco Dynamic Media ETF (PBS)	Invesco Dynamic Networking ETF (PXQ)	Invesco Dynamic Oil & Gas Services ETF (PXJ)	Invesco Dynamic Pharmaceuticals ETF (PJP)	Invesco Dynamic Retail ETF (PMR)	Invesco Dynamic Semiconductors ETF (PSI)	Invesco Dynamic Software ETF (PSJ)

$122,062,259	$66,481,196	$70,381,571	$23,062,210	$517,087,645	$9,539,597	$194,089,529	$247,296,758
187,600	47,288	2,149,195	102,057	216,758	819,134	303,838	133,742
—	—	—	2,314	—	—	—	—

—	—	—	—	3,314,196	—	2,303,285	—
—	—	7,779	5,822	—	897	—	—
45	97	172	3,847	602,737	1,905	93,637	289
—	1,544,066	—	—	—	—	—	—
—	—	—	—	—	2,223	—	—
812	812	812	422	812	812	812	812

122,250,716	68,073,459	72,539,529	23,176,672	521,222,148	10,364,568	196,791,101	247,431,601

—	—	—	—	—	—	31,110	—

—	—	2,024,000	—	—	741,236	—	—
—	1,546,408	—	—	3,316,165	—	2,303,633	—
2,219	—	—	—	—	—	—	—
54,896	21,165	29,345	9,038	232,796	—	95,779	111,414
37,825	39,702	32,882	46,402	86,783	31,433	35,495	35,333
99,479	71,344	75,434	68,606	264,605	62,468	181,029	116,202

194,419	1,678,619	2,161,661	124,046	3,900,349	835,137	2,647,046	262,949

$122,056,297	$66,394,840	$70,377,868	$23,052,626	$517,321,799	$9,529,431	$194,144,055	$247,168,652

$179,263,153	$143,626,516	$100,583,679	$153,472,666	$799,795,647	$30,693,885	$199,488,496	$250,276,580
(57,206,856)	(77,231,676)	(30,205,811)	(130,420,040)	(282,473,848)	(21,164,454)	(5,344,441)	(3,107,928)

$122,056,297	$66,394,840	$70,377,868	$23,052,626	$517,321,799	$9,529,431	$194,144,055	$247,168,652

2,900,000	2,150,000	1,350,000	2,700,000	7,800,000	250,000	4,150,000	3,250,000
$42.09	$30.88	$52.13	$8.54	$66.32	$38.12	$46.78	$76.05

$42.10	$30.91	$52.20	$8.55	$66.31	$38.17	$46.80	$76.06

$130,926,712	$64,947,352	$65,785,089	$26,332,197	$487,474,949	$9,201,818	$204,734,225	$241,100,513

$187,600	$47,288	$2,149,195	$102,057	$216,758	$819,134	$303,838	$133,742

$—	$—	$2,047,980	$—	$—	$702,593	$—	$—

21

Statements of Operations

For the six months ended October 31, 2018

(Unaudited)

	Invesco Dynamic Biotechnology & Genome ETF (PBE)	Invesco Dynamic Building & Construction ETF (PKB)	Invesco Dynamic Energy Exploration & Production ETF (PXE)	Invesco Dynamic Food & Beverage ETF (PBJ)
Investment Income:
Unaffiliated dividend income	$309,645	$1,114,418	$584,069	$643,789
Affiliated dividend income	2,482	1,637	819	1,102
Securities lending income	81,940	1,850	24,630	–
Foreign withholding tax	—	—	—	—

Total Income	394,067	1,117,905	609,518	644,891

Expenses:
Advisory fees	693,582	567,196	252,027	191,791
Sub-licensing fees	41,614	34,031	15,164	11,507
Accounting & administration fees	23,017	31,016	18,931	18,931
Professional fees	12,782	13,094	12,544	12,373
Trustees’ and officer’s fees	6,408	5,855	4,782	5,115
Custodian & transfer agent fees	6,184	3,182	2,537	2,325
Recapture (Note 3)	—	—	1,687	—
Other expenses	18,315	20,914	9,926	13,327

Total Expenses	801,902	675,288	317,598	255,369

Less: Waivers	(248)	(176)	(86)	(13,816)

Net Expenses	801,654	675,112	317,512	241,553

Net Investment Income (Loss)	(407,587)	442,793	292,006	403,338

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(5,463,875)	(18,057,078)	(2,966,312)	(3,851,726)
In-kind redemptions	29,716,615	18,359,268	7,762,865	1,656,024

Net realized gain (loss)	24,252,740	302,190	4,796,553	(2,195,702)

Net change in unrealized appreciation (depreciation)
on investment securities	(12,140,613)	(24,245,931)	(15,552,497)	1,081,023

Net realized and unrealized gain (loss)	12,112,127	(23,943,741)	(10,755,944)	(1,114,679)

Net increase (decrease) in net assets resulting from operations	$11,704,540	$(23,500,948)	$(10,463,938)	$(711,341)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Dynamic Leisure and Entertainment ETF (PEJ)	Invesco Dynamic Media ETF (PBS)	Invesco Dynamic Networking ETF (PXQ)	Invesco Dynamic Oil & Gas Services ETF (PXJ)	Invesco Dynamic Pharmaceuticals ETF (PJP)	Invesco Dynamic Retail ETF (PMR)	Invesco Dynamic Semiconductors ETF (PSI)	Invesco Dynamic Software ETF (PSJ)

$685,267	$373,595	$299,965	$155,672	$3,430,554	$105,010	$1,967,657	$249,807
851	677	855	848	2,879	701	3,214	731
—	—	114,318	38,158	3,005	4,146	—	—
—	(937)	—	(1,824)	—	—	—	—

686,118	373,335	415,138	192,854	3,436,438	109,857	1,970,871	250,538

348,129	141,437	173,478	89,077	1,408,219	29,065	768,894	597,121
20,887	8,486	10,437	5,359	84,491	1,749	46,133	35,827
18,931	18,931	18,931	18,931	60,859	18,931	31,596	18,946
12,822	12,761	11,992	12,477	14,557	11,952	12,901	12,322
5,048	4,779	4,521	4,904	9,303	4,209	6,137	5,232
2,753	2,051	1,826	2,430	4,514	1,985	3,393	2,204
14,986	—	—	—	—	—	—	12,200
15,086	10,646	7,705	9,652	35,207	7,335	19,174	11,416

438,642	199,091	228,890	142,830	1,617,150	75,226	888,228	695,268

(89)	(20,960)	(10,374)	(30,665)	(290)	(38,667)	(338)	(74)

438,553	178,131	218,516	112,165	1,616,860	36,559	887,890	695,194

247,565	195,204	196,622	80,689	1,819,578	73,298	1,082,981	(444,656)

(8,386,338)	(2,990,133)	(1,650,680)	(1,922,106)	(15,780,765)	(419,428)	(10,679,724)	(1,630,079)
12,437,004	4,328,590	2,972,278	1,770,409	38,551,619	1,531,906	40,719,415	17,017,101

4,050,666	1,338,457	1,321,598	(151,697)	22,770,854	1,112,478	30,039,691	15,387,022

(13,840,259)	1,233,140	487,548	(4,076,815)	18,826,246	(476,368)	(31,077,109)	(9,642,571)

(9,789,593)	2,571,597	1,809,146	(4,228,512)	41,597,100	636,110	(1,037,418)	5,744,451

$(9,542,028)	$2,766,801	$2,005,768	$(4,147,823)	$43,416,678	$709,408	$45,563	$5,299,795

23

Statements of Changes in Net Assets

For the six months ended October 31, 2018 and the year ended April 30, 2018

(Unaudited)

	Invesco Dynamic Biotechnology & Genome ETF (PBE)		Invesco Dynamic Building & Construction ETF (PKB)
	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018
Operations:
Net investment income (loss)	$(407,587)	$24,053	$442,793	$807,257
Net realized gain (loss)	24,252,740	26,250,205	302,190	18,908,111
Net change in unrealized appreciation (depreciation)	(12,140,613)	107,003	(24,245,931)	(11,339,416)

Net increase (decrease) in net assets resulting from operations	11,704,540	26,381,261	(23,500,948)	8,375,952

Distributions to Shareholders from:
Distributable earnings	(11,178)	(1,130,430)	(598,208)	(648,374)

Shareholder Transactions:
Proceeds from shares sold	148,201,650	226,021,644	103,906,185	266,345,013
Value of shares repurchased	(134,322,317)	(248,993,669)	(213,458,662)	(311,558,068)

Net increase (decrease) in net assets resulting from shares transactions	13,879,333	(22,972,025)	(109,552,477)	(45,213,055)

Increase (Decrease) in Net Assets	25,572,695	2,278,806	(133,651,633)	(37,485,477)

Net Assets:
Beginning of period	232,909,634	230,630,828	280,509,586	317,995,063

End of period	$258,482,329	$232,909,634	$146,857,953	$280,509,586

Changes in Shares Outstanding:
Shares sold	2,600,000	4,850,000	3,350,000	8,600,000
Shares repurchased	(2,400,000)	(5,350,000)	(6,950,000)	(10,100,000)
Shares outstanding, beginning of period	4,850,000	5,350,000	9,250,000	10,750,000

Shares outstanding, end of period	5,050,000	4,850,000	5,650,000	9,250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Dynamic Energy Exploration & Production ETF (PXE)		Invesco Dynamic Food & Beverage ETF (PBJ)		Invesco Dynamic Leisure and Entertainment ETF (PEJ)		Invesco Dynamic Media ETF (PBS)
October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018

$292,006	$686,824	$403,338	$1,305,092	$247,565	$1,094,495	$195,204	$415,409
4,796,553	(641,209)	(2,195,702)	2,502,856	4,050,666	10,028,747	1,338,457	10,279,831
(15,552,497)	8,853,996	1,081,023	(7,627,941)	(13,840,259)	(3,728,215)	1,233,140	(10,563,667)

(10,463,938)	8,899,611	(711,341)	(3,819,993)	(9,542,028)	7,395,027	2,766,801	131,573

(429,810)	(989,971)	(470,534)	(1,168,900)	(426,049)	(1,074,686)	(285,872)	(441,052)

98,994,097	11,685,116	9,742,277	67,548,108	135,288,877	160,291,665	37,956,742	77,802,968
(38,105,449)	(26,030,817)	(14,746,504)	(130,647,859)	(119,988,825)	(194,789,227)	(22,123,300)	(177,643,376)

60,888,648	(14,345,701)	(5,004,227)	(63,099,751)	15,300,052	(34,497,562)	15,833,442	(99,840,408)

49,994,900	(6,436,061)	(6,186,102)	(68,088,644)	5,331,975	(28,177,221)	18,314,371	(100,149,887)

49,324,434	55,760,495	78,732,298	146,820,942	116,724,322	144,901,543	48,080,469	148,230,356

$99,319,334	$49,324,434	$72,546,196	$78,732,298	$122,056,297	$116,724,322	$66,394,840	$48,080,469

3,700,000	550,000	300,000	2,050,000	2,900,000	3,700,000	1,200,000	2,750,000
(1,450,000)	(1,250,000)	(450,000)	(4,000,000)	(2,600,000)	(4,550,000)	(700,000)	(6,400,000)
2,050,000	2,750,000	2,400,000	4,350,000	2,600,000	3,450,000	1,650,000	5,300,000

4,300,000	2,050,000	2,250,000	2,400,000	2,900,000	2,600,000	2,150,000	1,650,000

25

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2018 and the year ended April 30, 2018

(Unaudited)

	Invesco Dynamic Networking ETF (PXQ)		Invesco Dynamic Oil & Gas Services ETF (PXJ)
	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018
Operations:
Net investment income (loss)	$196,622	$129,605	$80,689	$947,139
Net realized gain (loss)	1,321,598	3,519,092	(151,697)	(9,243,310)
Net change in unrealized appreciation (depreciation)	487,548	915,872	(4,076,815)	5,874,538

Net increase (decrease) in net assets resulting from operations	2,005,768	4,564,569	(4,147,823)	(2,421,633)

Distributions to Shareholders from:
Distributable earnings	(305,711)	(178,729)	(159,512)	(971,048)

Shareholder Transactions:
Proceeds from shares sold	22,217,060	57,932,538	12,102,532	23,165,781
Value of shares repurchased	(13,630,372)	(28,372,339)	(22,570,068)	(15,119,177)

Net increase (decrease) in net assets resulting from shares transactions	8,586,688	29,560,199	(10,467,536)	8,046,604

Increase (Decrease) in Net Assets	10,286,745	33,946,039	(14,774,871)	4,653,923

Net Assets:
Beginning of period	60,091,123	26,145,084	37,827,497	33,173,574

End of period	$70,377,868	$60,091,123	$23,052,626	$37,827,497

Changes in Shares Outstanding:
Shares sold	400,000	1,200,000	1,250,000	2,500,000
Shares repurchased	(250,000)	(600,000)	(2,450,000)	(1,700,000)
Shares outstanding, beginning of period	1,200,000	600,000	3,900,000	3,100,000

Shares outstanding, end of period	1,350,000	1,200,000	2,700,000	3,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Dynamic Pharmaceuticals ETF (PJP)		Invesco Dynamic Retail ETF (PMR)		Invesco Dynamic Semiconductors ETF (PSI)		Invesco Dynamic Software ETF (PSJ)
October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018

$1,819,578	$4,529,100	$73,298	$167,515	$1,082,981	$961,439	$(444,656)	$(547,930)
22,770,854	(47,449,544)	1,112,478	431,983	30,039,691	56,923,121	15,387,022	30,941,413
18,826,246	66,592,972	(476,368)	(64,005)	(31,077,109)	(24,043,339)	(9,642,571)	3,615,758

43,416,678	23,672,528	709,408	535,493	45,563	33,841,221	5,299,795	34,009,241

(2,208,337)	(4,756,214)	(81,222)	(163,669)	(1,341,519)	(720,638)	—	—

113,346,380	204,490,601	7,952,507	7,190,746	108,192,743	306,036,772	218,926,257	193,692,019
(162,987,175)	(462,561,133)	(10,050,807)	(10,991,661)	(228,207,855)	(259,401,020)	(132,841,445)	(173,462,585)

(49,640,795)	(258,070,532)	(2,098,300)	(3,800,915)	(120,015,112)	46,635,752	86,084,812	20,229,434

(8,432,454)	(239,154,218)	(1,470,114)	(3,429,091)	(121,311,068)	79,756,335	91,384,607	54,238,675

525,754,253	764,908,471	10,999,545	14,428,636	315,455,123	235,698,788	155,784,045	101,545,370

$517,321,799	$525,754,253	$9,529,431	$10,999,545	$194,144,055	$315,455,123	$247,168,652	$155,784,045

1,600,000	3,350,000	200,000	200,000	1,950,000	6,200,000	2,700,000	3,050,000
(2,350,000)	(7,400,000)	(250,000)	(300,000)	(4,250,000)	(5,300,000)	(1,650,000)	(2,750,000)
8,550,000	12,600,000	300,000	400,000	6,450,000	5,550,000	2,200,000	1,900,000

7,800,000	8,550,000	250,000	300,000	4,150,000	6,450,000	3,250,000	2,200,000

27

Financial Highlights

Invesco Dynamic Biotechnology & Genome ETF (PBE)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$48.02		$43.11	$39.35	$52.98	$39.71	$28.26
Net investment income (loss)(a)	(0.08)		0.00 (b)	0.33	0.50	0.34	0.03
Net realized and unrealized gain (loss) on investments	3.24		5.13	3.63	(13.56)	13.21	11.42
Total from investment operations	3.16		5.13	3.96	(13.06)	13.55	11.45
Distributions to shareholders from:
Net investment income	—		(0.22)	(0.20)	(0.57)	(0.28)	—
Net asset value at end of period	$51.18		$48.02	$43.11	$39.35	$52.98	$39.71
Market price at end of period(c)	$51.23		$48.08	$43.13	$39.35	$52.95	$39.68
Net Asset Value Total Return:(d)	6.59%		11.94%	10.09%	(24.92)%	34.25%	40.52%
Market Price Total Return(d)	6.56%		12.04%	10.15%	(24.88)%	34.28%	40.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$258,482		$232,910	$230,631	$267,584	$511,262	$361,320
Ratio to average net assets of:
Expenses, after Waivers	0.58	%(e)	0.59%	0.58%	0.58%	0.57%	0.59%
Expenses, prior to Waivers	0.58	%(e)	0.59%	0.58%	0.58%	0.57%	0.59%
Net investment income (loss), after Waivers	(0.29	)%(e)	0.01%	0.81%	1.00%	0.69%	0.09%
Portfolio turnover rate(f)	67%		141%	69%	74%	95%	64%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dynamic Building & Construction ETF (PKB)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$30.33		$29.58	$25.08	$22.99	$22.09	$19.65
Net investment income(a)	0.06		0.08	0.07	0.04	0.03	0.00 (b)
Net realized and unrealized gain (loss) on investments	(4.32)		0.73	4.52	2.08	0.89	2.44
Total from investment operations	(4.26)		0.81	4.59	2.12	0.92	2.44
Distributions to shareholders from:
Net investment income	(0.08)		(0.06)	(0.09)	(0.03)	(0.02)	—
Net asset value at end of period	$25.99		$30.33	$29.58	$25.08	$22.99	$22.09
Market price at end of period(c)	$26.00		$30.34	$29.60	$25.08	$22.98	$22.10
Net Asset Value Total Return:(d)	(14.08)%		2.73%	18.33%	9.21%	4.17%	12.42%
Market Price Total Return(d)	(14.08)%		2.70%	18.41%	9.26%	4.08%	12.58%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$146,858		$280,510	$317,995	$60,201	$55,177	$123,688
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.58%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.60	%(e)	0.58%	0.63%	0.68%	0.65%	0.63%
Net investment income, after Waivers	0.39	%(e)	0.24%	0.24%	0.18%	0.15%	0.01%
Portfolio turnover rate(f)	84%		143%	129%	90%	96%	117%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights (continued)

Invesco Dynamic Energy Exploration & Production ETF (PXE)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017		2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$24.06		$20.28	$22.63		$31.78	$37.76	$30.27
Net investment income(a)	0.08		0.28	0.24		0.51	0.39	0.48
Net realized and unrealized gain (loss) on investments	(0.93)		3.89	(1.15)		(9.04)	(5.84)	7.55
Total from investment operations	(0.85)		4.17	(0.91)		(8.53)	(5.45)	8.03
Distributions to shareholders from:
Net investment income	(0.11)		(0.39)	(1.44)		(0.62)	(0.53)	(0.54)
Net asset value at end of period	$23.10		$24.06	$20.28		$22.63	$31.78	$37.76
Market price at end of period(b)	$23.11		$24.12	$20.28		$22.63	$31.77	$37.76
Net Asset Value Total Return:(c)	(3.58)%		21.00%	(3.96)%		(26.93)%	(14.51)%	26.93%
Market Price Total Return(c)	(3.78)%		21.31%	(3.96)%		(26.91)%	(14.54)%	27.10%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$99,319		$49,324	$55,760		$74,682	$117,593	$130,273
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.65%	0.80	%(d)	0.65%	0.64%	0.64%
Expenses, prior to Waivers	0.63	%(e)	0.77%	0.88	%(d)	0.67%	0.64%	0.64%
Net investment income, after Waivers	0.58	%(e)	1.37%	1.13%		2.09%	1.20%	1.46%
Portfolio turnover rate(f)	52%		87%	91%		134%	140%	96%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Expenses, after Waivers and Expenses, prior to Waivers include state income taxes paid during the fiscal year ended April 30, 2017. Expenses, after Waivers and Expenses, prior to Waivers excluding the taxes paid are 0.63% and 0.71%, respectively.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dynamic Food & Beverage ETF (PBJ)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$32.81		$33.75	$32.31	$31.45	$26.98	$23.62
Net investment income(a)	0.17		0.41	0.33	0.39	0.31	0.38
Net realized and unrealized gain (loss) on investments	(0.54)		(0.99)	1.61	0.88	4.58	3.19
Total from investment operations	(0.37)		(0.58)	1.94	1.27	4.89	3.57
Distributions to shareholders from:
Net investment income	(0.20)		(0.36)	(0.50)	(0.41)	(0.42)	(0.21)
Net asset value at end of period	$32.24		$32.81	$33.75	$32.31	$31.45	$26.98
Market price at end of period(b)	$32.24		$32.76	$33.74	$32.30	$31.43	$26.99
Net Asset Value Total Return:(c)	(1.13)%		(1.70)%	6.03%	4.06%	18.25%	15.16%
Market Price Total Return(c)	(0.98)%		(1.82)%	6.03%	4.10%	18.13%	15.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$72,546		$78,732	$146,821	$300,455	$265,721	$434,371
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.59%	0.58%	0.58%	0.61%
Expenses, prior to Waivers	0.67	%(d)	0.65%	0.59%	0.58%	0.58%	0.61%
Net investment income, after Waivers	1.05	%(d)	1.25%	0.99%	1.21%	1.05%	1.47%
Portfolio turnover rate(e)	66%		147%	145%	109%	124%	145%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights (continued)

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$44.89		$42.00	$35.69	$36.40	$32.35	$27.23
Net investment income(a)	0.08		0.41	0.31	0.11	0.31	0.15
Net realized and unrealized gain (loss) on investments	(2.72)		2.86	6.26	(0.74)	4.04	5.10
Total from investment operations	(2.64)		3.27	6.57	(0.63)	4.35	5.25
Distributions to shareholders from:
Net investment income	(0.16)		(0.38)	(0.26)	(0.08)	(0.30)	(0.13)
Net asset value at end of period	$42.09		$44.89	$42.00	$35.69	$36.40	$32.35
Market price at end of period(b)	$42.10		$44.96	$42.00	$35.68	$36.39	$32.34
Net Asset Value Total Return:(c)	(5.92)%		7.84%	18.52%	(1.73)%	13.47%	19.29%
Market Price Total Return(c)	(6.05)%		8.01%	18.55%	(1.73)%	13.47%	19.34%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$122,056		$116,724	$144,902	$142,754	$192,940	$177,930
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.61%	0.61%	0.63%	0.63%
Expenses, prior to Waivers	0.63	%(d)	0.65%	0.61%	0.61%	0.63%	0.63%
Net investment income, after Waivers	0.36	%(d)	0.97%	0.83%	0.29%	0.88%	0.48%
Portfolio turnover rate(e)	91%		177%	183%	136%	187%	171%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dynamic Media ETF (PBS)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$29.14		$27.97	$25.13	$26.73	$23.81	$20.11
Net investment income(a)	0.11		0.15	0.06	0.07	0.21	0.09
Net realized and unrealized gain (loss) on investments	1.79		1.14	2.82	(1.45)	2.89	3.70
Total from investment operations	1.90		1.29	2.88	(1.38)	3.10	3.79
Distributions to shareholders from:
Net investment income	(0.16)		(0.12)	(0.04)	(0.22)	(0.18)	(0.09)
Net asset value at end of period	$30.88		$29.14	$27.97	$25.13	$26.73	$23.81
Market price at end of period(b)	$30.91		$29.16	$27.98	$25.12	$26.72	$23.79
Net Asset Value Total Return:(c)	6.50%		4.64%	11.49%	(5.18)%	13.04%	18.87%
Market Price Total Return(c)	6.53%		4.67%	11.57%	(5.18)%	13.09%	18.83%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$66,395		$48,080	$148,230	$90,461	$145,668	$171,430
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.61%	0.59%	0.62%
Expenses, prior to Waivers	0.70	%(d)	0.68%	0.63%	0.61%	0.59%	0.62%
Net investment income, after Waivers	0.69	%(d)	0.53%	0.21%	0.26%	0.84%	0.38%
Portfolio turnover rate(e)	54%		150%	103%	124%	131%	120%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights (continued)

Invesco Dynamic Networking ETF (PXQ)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$50.08		$43.58	$33.65	$36.65	$31.20	$25.00
Net investment income (loss)(a)	0.16		0.18	0.21	0.15	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	2.13		6.62	9.90	(3.15)	5.46	6.44
Total from investment operations	2.29		6.80	10.11	(3.00)	5.45	6.40
Distributions to shareholders from:
Net investment income	(0.24)		(0.30)	(0.18)	—	—	(0.20)
Net asset value at end of period	$52.13		$50.08	$43.58	$33.65	$36.65	$31.20
Market price at end of period(b)	$52.20		$50.10	$43.59	$33.65	$36.64	$31.19
Net Asset Value Total Return:(c)	4.54%		15.70%	30.19%	(8.19)%	17.47%	25.69%
Market Price Total Return(c)	4.63%		15.73%	30.22%	(8.16)%	17.48%	25.80%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$70,378		$60,091	$26,145	$20,189	$27,485	$29,643
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.66	%(d)	0.83%	0.89%	0.88%	0.85%	0.82%
Net investment income (loss), after Waivers	0.57	%(d)	0.39%	0.55%	0.42%	(0.02)%	(0.12)%
Portfolio turnover rate(e)	37%		79%	97%	87%	74%	69%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dynamic Oil & Gas Services ETF (PXJ)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018		2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$9.70		$10.70		$13.20	$18.91	$28.01	$22.49
Net investment income(a)	0.02		0.27	(b)	0.06	0.20	0.22	0.08
Net realized and unrealized gain (loss) on investments	(1.14)		(1.01)		(2.41)	(5.69)	(9.07)	5.53	(c)
Total from investment operations	(1.12)		(0.74)		(2.35)	(5.49)	(8.85)	5.61
Distributions to shareholders from:
Net investment income	(0.04)		(0.26)		(0.08)	(0.22)	(0.25)	(0.09)
Return of capital	—		—		(0.07)	—	—	—
Total distributions	(0.04)		(0.26)		(0.15)	(0.22)	(0.25)	(0.09)
Net asset value at end of period	$8.54		$9.70		$10.70	$13.20	$18.91	$28.01
Market price at end of period(d)	$8.55		$9.70		$10.70	$13.19	$18.92	$28.00
Net Asset Value Total Return:(e)	(11.56)%		(6.71)%		(17.99)%	(29.06)%	(31.67)%	24.98	%(c)
Market Price Total Return(e)	(11.46)%		(6.72)%		(17.92)%	(29.15)%	(31.61)%	24.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$23,053		$37,827		$33,174	$45,534	$72,786	$135,849
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(f)	0.63%		0.63%	0.63%	0.63%	0.61%
Expenses, prior to Waivers	0.80	%(f)	0.86%		0.75%	0.72%	0.64%	0.61%
Net investment income, after Waivers	0.45	%(f)	2.90	%(b)	0.47%	1.46%	0.96%	0.31%
Portfolio turnover rate(g)	44%		91%		90%	89%	79%	259	%(c)

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.06 and 0.61%, respectively.

(c)

Amount includes the effect of the Adviser pay-in for an economic loss of $0.43 per share. Had the pay-in not been made, the net asset value total return would have been 23.06%. In addition, the portfolio turnover calculation includes the value of securities purchased and sold related to this transaction.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights (continued)

Invesco Dynamic Pharmaceuticals ETF (PJP)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$61.49		$60.71	$62.16	$74.40	$57.65	$40.72
Net investment income(a)	0.23		0.43	0.48	0.41	0.32	0.26
Net realized and unrealized gain (loss) on investments	4.87		0.79	(1.40)	(8.81)	18.42	16.90
Total from investment operations	5.10		1.22	(0.92)	(8.40)	18.74	17.16
Distributions to shareholders from:
Net investment income	(0.27)		(0.44)	(0.53)	(0.39)	(0.34)	(0.23)
Net realized gains	—		—	—	(3.45)	(1.65)	—
Total distributions	(0.27)		(0.44)	(0.53)	(3.84)	(1.99)	(0.23)
Net asset value at end of period	$66.32		$61.49	$60.71	$62.16	$74.40	$57.65
Market price at end of period(b)	$66.31		$61.53	$60.71	$62.14	$74.35	$57.60
Net Asset Value Total Return:(c)	8.28%		1.99%	(1.47)%	(11.86)%	32.95%	42.27%
Market Price Total Return(c)	8.19%		2.05%	(1.44)%	(11.83)%	32.97%	42.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$517,322		$525,754	$764,908	$1,168,526	$1,926,934	$1,104,007
Ratio to average net assets of:
Expenses, after Waivers	0.57	%(d)	0.57%	0.56%	0.57%	0.56%	0.58%
Expenses, prior to Waivers	0.57	%(d)	0.57%	0.56%	0.57%	0.56%	0.58%
Net investment income, after Waivers	0.65	%(d)	0.68%	0.79%	0.58%	0.48%	0.52%
Portfolio turnover rate(e)	44%		98%	26%	26%	47%	39%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dynamic Retail ETF (PMR)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$36.67		$36.07	$35.69	$38.41	$33.15	$29.12
Net investment income(a)	0.25		0.45	0.27	0.25	0.22	0.32
Net realized and unrealized gain (loss) on investments	1.47		0.57	0.43	(2.70)	5.38	3.99
Total from investment operations	1.72		1.02	0.70	(2.45)	5.60	4.31
Distributions to shareholders from:
Net investment income	(0.27)		(0.42)	(0.32)	(0.27)	(0.34)	(0.28)
Net asset value at end of period	$38.12		$36.67	$36.07	$35.69	$38.41	$33.15
Market price at end of period(b)	$38.17		$36.71	$36.05	$35.69	$38.42	$33.14
Net Asset Value Total Return:(c)	4.65%		2.87%	1.98%	(6.40)%	16.97%	14.81%
Market Price Total Return(c)	4.68%		3.03%	1.92%	(6.42)%	17.04%	14.81%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,529		$11,000	$14,429	$21,416	$38,410	$24,864
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	1.29	%(d)	1.27%	0.99%	0.88%	0.91%	0.79%
Net investment income, after Waivers	1.26	%(d)	1.27%	0.76%	0.67%	0.61%	0.96%
Portfolio turnover rate(e)	78%		131%	152%	129%	111%	184%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

Invesco Dynamic Semiconductors ETF (PSI)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$48.91		$42.47	$24.50	$26.30	$20.62		$15.22
Net investment income(a)	0.19		0.14	0.19	0.10	0.25	(b)	0.10
Net realized and unrealized gain (loss) on investments	(2.09)		6.41	18.02	(1.86)	5.88		5.41
Total from investment operations	(1.90)		6.55	18.21	(1.76)	6.13		5.51
Distribution to shareholder from:
Net investment income	(0.23)		(0.11)	(0.24)	(0.04)	(0.33)		(0.11)
Return of capital	—		—	—	—	(0.12)		—
Total distributions	(0.23)		(0.11)	(0.24)	(0.04)	(0.45)		(0.11)
Net asset value at end of period	$46.78		$48.91	$42.47	$24.50	$26.30		$20.62
Market price at end of period(c)	$46.80		$48.94	$42.51	$24.48	$26.31		$20.62
Net Asset Value Total Return:(d)	(3.96)%		15.42%	74.65%	(6.69)%	29.90%		36.38%
Market Price Total Return(d)	(3.98)%		15.38%	74.96%	(6.80)%	29.95%		36.66%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$194,144		$315,455	$235,699	$48,999	$78,911		$20,621
Ratio to average net assets of:
Expenses, after Waivers	0.58	%(e)	0.61%	0.63%	0.63%	0.63%		0.63%
Expenses, prior to Waivers	0.58	%(e)	0.61%	0.63%	0.68%	0.78%		1.05%
Net investment income, after Waivers	0.70	%(e)	0.29%	0.55%	0.38%	1.03	%(b)	0.55%
Portfolio turnover rate(f)	55%		65%	62%	104%	103%		126%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received of $16.50 per share owned of KLA-Tencor Corp. on November 26, 2014. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.05 and 0.22%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dynamic Software ETF (PSJ)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$70.81		$53.44	$42.20	$42.47	$33.96	$30.16
Net investment income (loss)(a)	(0.15)		(0.27)	(0.05)	(0.08)	0.11	(0.00	)(b)
Net realized and unrealized gain (loss) on investments	5.39		17.64	11.30	(0.13)	8.44	3.80
Total from investment operations	5.24		17.37	11.25	(0.21)	8.55	3.80
Distributions to shareholders from:
Net investment income	—		—	(0.01)	(0.06)	(0.04)	—
Net asset value at end of period	$76.05		$70.81	$53.44	$42.20	$42.47	$33.96
Market price at end of period(c)	$76.06		$70.90	$53.39	$42.21	$42.48	$33.93
Net Asset Value Total Return:(d)	7.40%		32.51%	26.67%	(0.50)%	25.18%	12.60%
Market Price Total Return(d)	7.28%		32.80%	26.52%	(0.50)%	25.32%	12.65%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$247,169		$155,784	$101,545	$73,847	$57,329	$54,335
Ratio to average net assets of:
Expenses, after Waivers	0.58	%(e)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.58	%(e)	0.63%	0.64%	0.66%	0.71%	0.69%
Net investment income (loss), after Waivers	(0.37	)%(e)	(0.42)%	(0.11)%	(0.19)%	0.29%	(0.01)%
Portfolio turnover rate(f)	64%		145%	154%	154%	132%	150%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2018

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust (the “Trust”), formerly PowerShares Exchange-Traded Fund Trust, was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Dynamic Biotechnology & Genome ETF (PBE)	“Dynamic Biotechnology & Genome ETF”
Invesco Dynamic Building & Construction ETF (PKB)	“Dynamic Building & Construction ETF”
Invesco Dynamic Energy Exploration & Production ETF (PXE)	“Dynamic Energy Exploration & Production ETF”
Invesco Dynamic Food & Beverage ETF (PBJ)	“Dynamic Food & Beverage ETF”
Invesco Dynamic Leisure and Entertainment ETF (PEJ)	“Dynamic Leisure and Entertainment ETF”
Invesco Dynamic Media ETF (PBS)	“Dynamic Media ETF”
Invesco Dynamic Networking ETF (PXQ)	“Dynamic Networking ETF”
Invesco Dynamic Oil & Gas Services ETF (PXJ)	“Dynamic Oil & Gas Services ETF”
Invesco Dynamic Pharmaceuticals ETF (PJP)	“Dynamic Pharmaceuticals ETF”
Invesco Dynamic Retail ETF (PMR)	“Dynamic Retail ETF”
Invesco Dynamic Semiconductors ETF (PSI)	“Dynamic Semiconductors ETF”
Invesco Dynamic Software ETF (PSJ)	“Dynamic Software ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Dynamic Biotechnology & Genome ETF	Dynamic Biotech & Genome IntellidexSM Index
Dynamic Building & Construction ETF	Dynamic Building & Construction IntellidexSM Index
Dynamic Energy Exploration & Production ETF	Dynamic Energy Exploration & Production IntellidexSM Index
Dynamic Food & Beverage ETF	Dynamic Food & Beverage IntellidexSM Index
Dynamic Leisure and Entertainment ETF	Dynamic Leisure & Entertainment IntellidexSM Index
Dynamic Media ETF	Dynamic Media IntellidexSM Index
Dynamic Networking ETF	Dynamic Networking IntellidexSM Index
Dynamic Oil & Gas Services ETF	Dynamic Oil Services IntellidexSM Index
Dynamic Pharmaceuticals ETF	Dynamic Pharmaceutical IntellidexSM Index
Dynamic Retail ETF	Dynamic Retail IntellidexSM Index
Dynamic Semiconductors ETF	Dynamic Semiconductor IntellidexSM Index
Dynamic Software ETF	Dynamic Software IntellidexSM Index

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Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

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Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. Each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the corresponding Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Portfolio Turnover Risk. Certain of the Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, each Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

36

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

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To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended October 31, 2018, Dynamic Biotechnology & Genome ETF, Dynamic Building & Construction ETF, Dynamic Energy Exploration & Production ETF, Dynamic Networking ETF, Dynamic Oil & Gas Services ETF, Dynamic Pharmaceuticals ETF and Dynamic Retail ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

J. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended April 30, 2018, distributions from distributable earnings consisted of distributions from net investment income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2019. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2019. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Biotechnology & Genome ETF, Dynamic Building & Construction ETF, Dynamic Pharmaceuticals ETF, Dynamic Semiconductors ETF and Dynamic Software ETF.

38

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2018, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Biotechnology & Genome ETF	$248
Dynamic Building & Construction ETF	176
Dynamic Energy Exploration & Production ETF	86
Dynamic Food & Beverage ETF	13,816
Dynamic Leisure and Entertainment ETF	89
Dynamic Media ETF	20,960
Dynamic Networking ETF	10,374
Dynamic Oil & Gas Services ETF	30,665
Dynamic Pharmaceuticals ETF	290
Dynamic Retail ETF	38,667
Dynamic Semiconductors ETF	338
Dynamic Software ETF	74

The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2018 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/2019	4/30/2020	4/30/2021	4/30/2022
Dynamic Energy Exploration & Production ETF	$120,305	$13,879	$48,725	$57,701	$—
Dynamic Food & Beverage ETF	35,088	—	—	21,375	13,713
Dynamic Leisure and Entertainment ETF	2,065	—	—	2,065	—
Dynamic Media ETF	58,006	—	144	36,982	20,880
Dynamic Networking ETF	173,300	31,530	65,930	65,560	10,280
Dynamic Oil & Gas Services ETF	186,999	25,734	54,195	76,492	30,578
Dynamic Retail ETF	225,571	31,333	70,612	85,026	38,600
Dynamic Software ETF	18,284	7,145	11,139	—	—

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with ICE Data Indices, LLC (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes

39

the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2018, which expire as follows:

		Post-effective/ no expiration
	2019	Short-Term	Long-Term	Total*
Dynamic Biotechnology & Genome ETF	$12,898,182	$152,429,678	$24,835,161	$190,163,021
Dynamic Building & Construction ETF	6,653,613	36,534,399	4,144,266	47,332,278
Dynamic Energy Exploration & Production ETF	1,361,799	73,190,464	20,424,462	94,976,725
Dynamic Food & Beverage ETF	—	63,409,099	6,452,695	69,861,794
Dynamic Leisure and Entertainment ETF	2,356,106	48,189,250	1,486,730	52,032,086
Dynamic Media ETF	6,294,489	71,170,073	2,382,647	79,847,209
Dynamic Networking ETF	730,670	25,301,580	9,941,808	35,974,058
Dynamic Oil & Gas Services ETF	35,877,910	52,850,121	36,908,453	125,636,484
Dynamic Pharmaceuticals ETF	—	117,385,457	209,405,995	326,791,452
Dynamic Retail ETF	2,176,015	18,434,524	1,839,540	22,450,079
Dynamic Semiconductors ETF	2,120,823	19,094,266	2,019,109	23,234,198
Dynamic Software ETF	3,242,208	20,311,159	208,381	23,761,748

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

40

Note 6. Investment Transactions

For the six-month period ended October 31, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Dynamic Biotechnology & Genome ETF	$182,201,719	$181,715,514
Dynamic Building & Construction ETF	185,842,230	185,261,227
Dynamic Energy Exploration & Production ETF	50,693,063	51,229,328
Dynamic Food & Beverage ETF	50,574,698	50,031,310
Dynamic Leisure and Entertainment ETF	125,088,298	124,567,126
Dynamic Media ETF	32,271,532	31,146,818
Dynamic Networking ETF	25,883,422	24,936,657
Dynamic Oil & Gas Services ETF	15,304,720	15,191,921
Dynamic Pharmaceuticals ETF	244,337,087	244,320,583
Dynamic Retail ETF	8,735,869	9,768,809
Dynamic Semiconductors ETF	162,405,558	164,008,704
Dynamic Software ETF	148,498,881	149,995,863

For the six-month period ended October 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Dynamic Biotechnology & Genome ETF	$147,874,455	$134,917,082
Dynamic Building & Construction ETF	103,856,112	214,042,342
Dynamic Energy Exploration & Production ETF	98,948,343	37,626,178
Dynamic Food & Beverage ETF	9,735,942	15,269,145
Dynamic Leisure and Entertainment ETF	135,299,425	120,673,714
Dynamic Media ETF	37,988,747	23,286,467
Dynamic Networking ETF	22,204,232	14,684,403
Dynamic Oil & Gas Services ETF	12,105,336	22,705,627
Dynamic Pharmaceuticals ETF	113,331,755	163,418,493
Dynamic Retail ETF	7,950,656	9,009,326
Dynamic Semiconductors ETF	108,230,463	227,053,636
Dynamic Software ETF	218,841,148	131,660,815

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
Dynamic Biotechnology & Genome ETF	$29,826,866	$(31,803,752)	$(1,976,886)	$265,044,236
Dynamic Building & Construction ETF	4,512,471	(22,978,018)	(18,465,547)	165,555,994
Dynamic Energy Exploration & Production ETF	2,747,499	(9,999,732)	(7,252,233)	107,597,613
Dynamic Food & Beverage ETF	7,272,482	(3,522,745)	3,749,737	69,076,615
Dynamic Leisure and Entertainment ETF	2,080,648	(11,223,797)	(9,143,149)	131,393,008
Dynamic Media ETF	3,538,063	(2,204,916)	1,333,147	65,195,337
Dynamic Networking ETF	7,691,027	(3,207,360)	4,483,667	68,047,099
Dynamic Oil & Gas Services ETF	615,421	(5,192,154)	(4,576,733)	27,741,000
Dynamic Pharmaceuticals ETF	64,606,772	(43,191,164)	21,415,608	495,888,795
Dynamic Retail ETF	1,050,835	(864,129)	186,706	10,172,025
Dynamic Semiconductors ETF	7,554,437	(19,717,838)	(12,163,401)	206,556,768
Dynamic Software ETF	18,374,329	(12,461,285)	5,913,044	241,517,456

41

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 8. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

42

Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2018.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Dynamic Biotechnology & Genome ETF (PBE)
Actual	$1,000.00	$1,065.90	0.58%	$3.02
Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.58	2.96
Invesco Dynamic Building & Construction ETF (PKB)
Actual	1,000.00	859.20	0.60	2.81
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco Dynamic Energy Exploration & Production ETF (PXE)
Actual	1,000.00	964.20	0.63	3.12
Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.63	3.21
Invesco Dynamic Food & Beverage ETF (PBJ)
Actual	1,000.00	988.70	0.63	3.16
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
Invesco Dynamic Leisure and Entertainment ETF (PEJ)
Actual	1,000.00	940.80	0.63	3.08
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
Invesco Dynamic Media ETF (PBS)
Actual	1,000.00	1,065.00	0.63	3.28
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
Invesco Dynamic Networking ETF (PXQ)
Actual	1,000.00	1,045.40	0.63	3.25
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

43

Fees and Expenses (continued)

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Dynamic Oil & Gas Services ETF (PXJ)
Actual	$1,000.00	$884.40	0.63%	$2.99
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
Invesco Dynamic Pharmaceuticals ETF (PJP)
Actual	1,000.00	1,082.80	0.57	2.99
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
Invesco Dynamic Retail ETF (PMR)
Actual	1,000.00	1,046.50	0.63	3.25
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
Invesco Dynamic Semiconductors ETF (PSI)
Actual	1,000.00	960.40	0.58	2.87
Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.58	2.96
Invesco Dynamic Software ETF (PSJ)
Actual	1,000.00	1,074.00	0.58	3.03
Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.58	2.96

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

44

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-7	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

October 31, 2018

PYZ	Invesco DWA Basic Materials Momentum ETF
PEZ	Invesco DWA Consumer Cyclicals Momentum ETF
PSL	Invesco DWA Consumer Staples Momentum ETF
PXI	Invesco DWA Energy Momentum ETF
PFI	Invesco DWA Financial Momentum ETF
PTH	Invesco DWA Healthcare Momentum ETF
PRN	Invesco DWA Industrials Momentum ETF
PTF	Invesco DWA Technology Momentum ETF
PUI	Invesco DWA Utilities Momentum ETF
PNQI	Invesco NASDAQ Internet ETF

2

Invesco DWA Basic Materials Momentum ETF (PYZ)

October 31, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Specialty Chemicals	38.5
Steel	15.4
Diversified Chemicals	11.6
Fertilizers & Agricultural Chemicals	9.2
Commodity Chemicals	6.5
Paper Packaging	3.5
Industrial Gases	3.3
Paper Products	3.3
Aluminum	3.2
Copper	2.1
Forest Products	1.8
Life Sciences Tools & Services	1.6
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aluminum—3.2%
42,251	Alcoa Corp.(b)	$1,478,362
13,105	Kaiser Aluminum Corp.	1,249,824

		2,728,186

	Commodity Chemicals—6.5%
33,471	AdvanSix, Inc.(b)	928,486
36,461	LyondellBasell Industries NV, Class A	3,254,873
20,659	Westlake Chemical Corp.	1,472,987

		5,656,346

	Copper—2.1%
152,676	Freeport-McMoRan, Inc.	1,778,675

	Diversified Chemicals—11.6%
88,764	Chemours Co. (The)	2,930,100
50,333	DowDuPont, Inc.	2,713,955
34,435	Eastman Chemical Co.	2,697,982
76,104	Huntsman Corp.	1,665,156

		10,007,193

	Fertilizers & Agricultural Chemicals—9.2%
58,995	CF Industries Holdings, Inc.	2,833,530
44,217	FMC Corp.	3,452,464
53,862	Mosaic Co. (The)	1,666,490

		7,952,484

	Forest Products—1.8%
72,765	Louisiana-Pacific Corp.	1,584,094

Number of Shares		Value
	Common Stocks (continued)
	Industrial Gases—3.3%
18,761	Air Products & Chemicals, Inc.	$2,895,760

	Life Sciences Tools & Services—1.6%
26,322	Cambrex Corp.(b)	1,402,699

	Paper Packaging—3.5%
33,455	Avery Dennison Corp.	3,035,038

	Paper Products—3.3%
14,666	Neenah, Inc.	1,180,026
58,790	Verso Corp., Class A(b)	1,652,587

		2,832,613

	Specialty Chemicals—38.5%
17,848	Albemarle Corp.	1,770,879
27,095	Ashland Global Holdings, Inc.	2,004,488
11,390	Balchem Corp.	1,066,674
26,402	Celanese Corp.	2,559,410
12,936	Ecolab, Inc.	1,981,148
58,835	Ferro Corp.(b)	996,665
32,088	H.B. Fuller Co.	1,426,632
22,158	Ingevity Corp.(b)	2,018,151
21,989	Innospec, Inc.	1,471,504
16,444	International Flavors & Fragrances, Inc.	2,378,789
31,666	Kraton Corp.(b)	872,082
5,364	NewMarket Corp.	2,070,289
132,838	Platform Specialty Products Corp.(b)	1,437,307
39,500	PolyOne Corp.	1,276,245
20,552	PPG Industries, Inc.	2,159,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco DWA Basic Materials Momentum ETF (PYZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Specialty Chemicals (continued)
8,326	Quaker Chemical Corp.	$1,497,847
95,886	Rayonier Advanced Materials, Inc.	1,187,069
45,757	RPM International, Inc.	2,798,956
20,111	Sensient Technologies Corp.	1,304,399
13,026	Stepan Co.	1,075,817

		33,354,161

	Steel—15.4%
70,697	Allegheny Technologies, Inc.(b)	1,830,345
21,970	Carpenter Technology Corp.	958,112
253,343	Cleveland-Cliffs, Inc.(b)	2,725,971
40,186	Schnitzer Steel Industries, Inc., Class A	1,081,003
80,383	Steel Dynamics, Inc.	3,183,167
84,305	United States Steel Corp.	2,236,611
32,427	Worthington Industries, Inc.	1,358,043

		13,373,252

	Total Common Stocks (Cost $89,799,250)	86,600,501

	Money Market Fund—0.2%
138,177	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $138,177)	138,177

	Total Investments in Securities (Cost $89,937,427)—100.2%	86,738,678
	Other assets less liabilities—(0.2)%	(160,157)

	Net Assets—100.0%	$86,578,521

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

October 31, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Internet & Direct Marketing Retail	10.5
Apparel Retail	10.5
Restaurants	9.0
Movies & Entertainment	8.1
Leisure Facilities	7.1
Automotive Retail	6.6
Footwear	5.4
Computer & Electronics Retail	4.6
General Merchandise Stores	3.8
Application Software	3.4
Cable & Satellite	3.3
Apparel, Accessories & Luxury Goods	3.2
Casinos & Gaming	3.1
Interactive Media & Services	3.0
Specialty Stores	2.9
Interactive Home Entertainment	2.8
Leisure Products	2.7
Hypermarkets & Super Centers	2.5
Home Improvement Retail	2.4
Airlines	1.9
Auto Parts & Equipment	1.7
Trading Companies & Distributors	1.6
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.1%
	Airlines—1.9%
21,529	SkyWest, Inc.	$1,233,397

	Apparel Retail—10.5%
55,754	Boot Barn Holdings, Inc.(b)	1,376,009
13,431	Burlington Stores, Inc.(b)	2,303,282
31,369	Ross Stores, Inc.	3,105,531

		6,784,822

	Apparel, Accessories & Luxury Goods—3.2%
25,172	VF Corp.	2,086,255

	Application Software—3.4%
17,770	Trade Desk, Inc. (The), Class A(b)	2,195,484

	Auto Parts & Equipment—1.7%
20,331	Fox Factory Holding Corp.(b)	1,092,385

Number of Shares		Value
	Common Stocks (continued)
	Automotive Retail—6.6%
39,682	Carvana Co., Class A(b)	$1,537,677
8,534	O’Reilly Automotive, Inc.(b)	2,737,281

		4,274,958

	Cable & Satellite—3.3%
350,713	Sirius XM Holdings, Inc.	2,111,292

	Casinos & Gaming—3.1%
55,411	Eldorado Resorts, Inc.(b)	2,022,502

	Computer & Electronics Retail—4.6%
26,105	Best Buy Co., Inc.	1,831,527
41,900	Conn’s, Inc.(b)	1,163,982

		2,995,509

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Footwear—5.4%
64,038	Crocs, Inc.(b)	$1,315,340
29,413	NIKE, Inc., Class B	2,207,152

		3,522,492

	General Merchandise Stores—3.8%
26,500	Ollie’s Bargain Outlet Holdings, Inc.(b)	2,461,850

	Home Improvement Retail—2.4%
8,878	Home Depot, Inc. (The)	1,561,463

	Hypermarkets & Super Centers—2.5%
7,156	Costco Wholesale Corp.	1,636,076

	Interactive Home Entertainment—2.8%
25,861	Activision Blizzard, Inc.	1,785,702

	Interactive Media & Services—3.0%
9,805	IAC/InterActiveCorp.(b)	1,927,565

	Internet & Direct Marketing Retail—10.5%
1,233	Amazon.com, Inc.(b)	1,970,346
53,975	Etsy, Inc.(b)	2,295,017
37,406	Stitch Fix, Inc., Class A(b)	986,022
14,185	Wayfair, Inc., Class A(b)	1,564,464

		6,815,849

	Leisure Facilities—7.1%
26,553	Planet Fitness, Inc., Class A(b)	1,303,487
57,869	SeaWorld Entertainment, Inc.(b)	1,511,538
7,013	Vail Resorts, Inc.	1,762,507

		4,577,532

	Leisure Products—2.7%
21,117	Malibu Boats, Inc., Class A(b)	848,903
30,282	MCBC Holdings, Inc.(b)	898,770

		1,747,673

	Movies & Entertainment—8.1%
34,328	Live Nation Entertainment, Inc.(b)	1,795,354
177,604	Pandora Media, Inc.(b)	1,509,634
26,622	World Wrestling Entertainment, Inc., Class A	1,932,491

		5,237,479

	Restaurants—9.0%
10,076	Domino’s Pizza, Inc.	2,708,328
87,744	Noodles & Co., Class A(b)	827,426
39,527	Ruth’s Hospitality Group, Inc.	1,068,415
20,168	Wingstop, Inc.	1,262,920

		5,867,089

	Specialty Stores—2.9%
16,499	Five Below, Inc.(b)	1,877,916

	Trading Companies & Distributors—1.6%
14,959	SiteOne Landscape Supply, Inc.(b)	1,017,810

	Total Common Stocks (Cost $65,223,467)	64,833,100

Number of Shares		Value
	Money Market Fund—0.2%
149,889	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $149,889)	$149,889

	Total Investments in Securities (Cost $65,373,356)—100.3%	64,982,989
	Other assets less liabilities—(0.3)%	(172,384)

	Net Assets—100.0%	$64,810,605

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco DWA Consumer Staples Momentum ETF (PSL)

October 31, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Packaged Foods & Meats	26.6
Education Services	13.5
Household Products	12.0
Personal Products	9.2
Soft Drinks	6.8
Specialized Consumer Services	5.0
Food Distributors	4.7
Agricultural Products	4.7
Food Retail	4.3
Industrial Machinery	4.2
Environmental & Facilities Services	3.8
Health Care Services	2.8
Household Appliances	2.3
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Agricultural Products—4.7%
80,646	Archer-Daniels-Midland Co.	$3,810,523
169,306	Darling Ingredients, Inc.(b)	3,497,862

		7,308,385

	Education Services—13.5%
31,491	Bright Horizons Family Solutions, Inc.(b)	3,618,631
188,628	Chegg, Inc.(b)	5,145,772
68,660	Grand Canyon Education, Inc.(b)	8,561,902
29,600	Strategic Education, Inc.	3,724,272

		21,050,577

	Environmental & Facilities Services—3.8%
101,497	Rollins, Inc.	6,008,622

	Food Distributors—4.7%
79,534	Chefs’ Warehouse, Inc. (The)(b)	2,674,728
65,385	Sysco Corp.	4,663,912

		7,338,640

	Food Retail—4.3%
135,604	Kroger Co. (The)	4,035,575
102,214	Sprouts Farmers Market, Inc.(b)	2,748,535

		6,784,110

	Health Care Services—2.8%
14,168	Chemed Corp.	4,311,747

	Household Appliances—2.3%
28,967	Helen of Troy Ltd.(b)	3,595,384

Number of Shares		Value
	Common Stocks (continued)
	Household Products—12.0%
154,877	Church & Dwight Co., Inc.	$9,195,047
26,233	Clorox Co. (The)	3,894,289
49,482	Energizer Holdings, Inc.	2,908,057
16,311	WD-40 Co.	2,725,242

		18,722,635

	Industrial Machinery—4.2%
43,712	Hillenbrand, Inc.	2,093,805
28,999	Snap-on, Inc.	4,464,106

		6,557,911

	Packaged Foods & Meats—26.6%
26,118	Calavo Growers, Inc.	2,533,446
109,857	Conagra Brands, Inc.	3,910,909
104,387	Freshpet, Inc.(b)	3,977,145
146,464	Hormel Foods Corp.	6,391,689
17,331	J & J Snack Foods Corp.	2,706,409
73,834	Lamb Weston Holdings, Inc.	5,770,866
16,809	Lancaster Colony Corp.	2,880,726
60,023	McCormick & Co., Inc.	8,643,312
54,838	Post Holdings, Inc.(b)	4,848,776

		41,663,278

	Personal Products—9.2%
101,695	Herbalife Nutrition Ltd.(b)	5,416,276
27,121	Medifast, Inc.	5,740,973
27,733	USANA Health Sciences, Inc.(b)	3,245,316

		14,402,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco DWA Consumer Staples Momentum ETF (PSL) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Soft Drinks—6.8%
13,022	Coca-Cola Bottling Co. Consolidated	$2,247,988
53,409	National Beverage Corp.(b)	4,937,662
210,127	Primo Water Corp.(b)	3,502,817

		10,688,467

	Specialized Consumer Services—5.0%
125,661	Service Corp. International	5,211,162
62,441	ServiceMaster Global Holdings, Inc.(b)	2,677,470

		7,888,632

	Total Common Stocks (Cost $144,045,461)	156,320,953

	Money Market Fund—0.2%
289,465	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $289,465)	289,465

	Total Investments in Securities (Cost $144,334,926)—100.1%	156,610,418
	Other assets less liabilities—(0.1)%	(220,113)

	Net Assets—100.0%	$156,390,305

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco DWA Energy Momentum ETF (PXI)

October 31, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Oil & Gas Exploration & Production	53.2
Oil & Gas Refining & Marketing	24.5
Oil & Gas Storage & Transportation	10.8
Oil & Gas Equipment & Services	3.0
Integrated Oil & Gas	2.8
Steel	2.1
Oil & Gas Drilling	1.9
Coal & Consumable Fuels	1.7
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Coal & Consumable Fuels—1.7%
40,572	Peabody Energy Corp.	$1,438,277

	Integrated Oil & Gas—2.8%
22,022	Chevron Corp.	2,458,756

	Oil & Gas Drilling—1.9%
73,220	Unit Corp.(b)	1,693,579

	Oil & Gas Equipment & Services—3.0%
31,657	Dril-Quip, Inc.(b)	1,347,322
146,775	Helix Energy Solutions Group, Inc.(b)	1,250,523

		2,597,845

	Oil & Gas Exploration & Production—53.2%
88,865	California Resources Corp.(b)	2,785,029
105,701	CNX Resources Corp.(b)	1,654,221
26,489	Concho Resources, Inc.(b)	3,684,355
40,332	ConocoPhillips	2,819,207
50,716	Continental Resources, Inc.(b)	2,671,719
601,683	Denbury Resources, Inc.(b)	2,075,806
30,014	Diamondback Energy, Inc.(c)	3,372,373
24,711	EOG Resources, Inc.	2,603,057
185,762	Kosmos Energy Ltd. (Ghana)(b)	1,205,595
141,369	Marathon Oil Corp.	2,684,597
209,114	Oasis Petroleum, Inc.(b)	2,103,687
104,435	Parsley Energy, Inc., Class A(b)	2,445,868
32,589	Penn Virginia Corp.(b)	2,241,471
21,014	Pioneer Natural Resources Co.	3,094,732
85,949	SM Energy Co.	2,091,999
403,738	Southwestern Energy Co.(b)	2,155,961
275,692	W&T Offshore, Inc.(b)	1,858,164
43,571	Whiting Petroleum Corp.(b)	1,625,198
210,458	WPX Energy, Inc.(b)	3,375,746

		46,548,785

Number of Shares		Value
	Common Stocks (continued)
	Oil & Gas Refining & Marketing—24.5%
45,369	CVR Energy, Inc.	$1,950,867
56,362	Delek US Holdings, Inc.	2,069,613
33,200	HollyFrontier Corp.	2,239,008
44,492	Marathon Petroleum Corp.	3,134,462
63,264	PBF Energy, Inc., Class A	2,647,598
34,402	Phillips 66	3,537,214
89,254	Renewable Energy Group, Inc.(b)	2,774,014
34,101	Valero Energy Corp.	3,106,260

		21,459,036

	Oil & Gas Storage & Transportation—10.8%
63,226	Cheniere Energy, Inc.(b)	3,819,483
62,466	Targa Resources Corp.	3,227,618
97,199	Williams Cos., Inc. (The)	2,364,852

		9,411,953

	Steel—2.1%
63,797	Warrior Met Coal, Inc.	1,786,316

	Total Common Stocks (Cost $95,613,335)	87,394,547

	Money Market Fund—0.2%
207,254	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $207,254)	207,254

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $95,820,589)—100.2%	87,601,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco DWA Energy Momentum ETF (PXI) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.5%
1,292,625	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $1,292,625)	$1,292,625

	Total Investments in Securities (Cost $97,113,214)—101.7%	88,894,426
	Other assets less liabilities—(1.7)%	(1,454,970)

	Net Assets—100.0%	$87,439,456

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco DWA Financial Momentum ETF (PFI)

October 31, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Regional Banks	26.9
Financial Exchanges & Data	14.8
Property & Casualty Insurance	12.9
Data Processing & Outsourced Services	9.4
Diversified Banks	6.7
Consumer Finance	6.1
Investment Banking & Brokerage	4.4
Life & Health Insurance	3.4
Industrial REITs	2.9
Specialized REITs	2.6
Reinsurance	2.3
Insurance Brokers	2.2
Hotel & Resort REITs	1.5
Multi-line Insurance	1.5
Application Software	1.3
Asset Management & Custody Banks	1.0
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Application Software—1.3%
7,694	Envestnet, Inc.(b)	$400,242

	Asset Management & Custody Banks—1.0%
8,215	Hamilton Lane, Inc., Class A	315,292

	Consumer Finance—6.1%
9,510	American Express Co.	976,962
1,084	Credit Acceptance Corp.(b)	460,071
5,956	FirstCash, Inc.	478,863

		1,915,896

	Data Processing & Outsourced Services—9.4%
9,094	Mastercard, Inc., Class A	1,797,611
8,570	Visa, Inc., Class A	1,181,374

		2,978,985

	Diversified Banks—6.7%
26,298	Bank of America Corp.	723,195
12,895	JPMorgan Chase & Co.	1,405,813

		2,129,008

	Financial Exchanges & Data—14.8%
4,351	CME Group, Inc.	797,277
7,482	Moody’s Corp.	1,088,481

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financial Exchanges & Data (continued)
6,096	MSCI, Inc.	$916,717
8,616	Nasdaq, Inc.	747,093
6,202	S&P Global, Inc.	1,130,749

		4,680,317

	Hotel & Resort REITs—1.5%
6,178	Ryman Hospitality Properties, Inc. REIT	479,351

	Industrial REITs—2.9%
9,561	EastGroup Properties, Inc. REIT	915,848

	Insurance Brokers—2.2%
9,459	Arthur J. Gallagher & Co.	700,060

	Investment Banking & Brokerage—4.4%
4,812	Evercore, Inc., Class A	393,092
8,620	Moelis & Co., Class A	347,903
8,524	Raymond James Financial, Inc.	653,706

		1,394,701

	Life & Health Insurance—3.4%
5,157	Primerica, Inc.	565,929

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco DWA Financial Momentum ETF (PFI) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Life & Health Insurance (continued)
5,954	Torchmark Corp.	$504,066

		1,069,995

	Multi-line Insurance—1.5%
4,788	American Financial Group, Inc.	478,944

	Property & Casualty Insurance—12.9%
11,852	Allstate Corp. (The)	1,134,473
14,445	Fidelity National Financial, Inc.	483,185
9,161	First American Financial Corp.	406,107
7,179	Kemper Corp.	539,789
11,615	Progressive Corp. (The)	809,566
5,401	Selective Insurance Group, Inc.	350,255
8,124	Universal Insurance Holdings, Inc.	341,046

		4,064,421

	Regional Banks—26.9%
8,635	Cathay General Bancorp	325,281
17,304	CenterState Bank Corp.	425,332
43,588	First BanCorp/Puerto Rico(b)	402,317
20,761	First Commonwealth Financial Corp.	280,274
5,557	First Financial Bankshares, Inc.	327,808
9,887	First Merchants Corp.	411,398
5,865	Heartland Financial USA, Inc.	311,666
74,137	Huntington Bancshares, Inc.	1,062,383
4,618	Independent Bank Corp.	362,282
41,293	Regions Financial Corp.	700,742
11,217	Seacoast Banking Corp. of Florida(b)	295,119
12,187	SunTrust Banks, Inc.	763,637
2,682	SVB Financial Group(b)	636,251
8,528	Triumph Bancorp, Inc.(b)	305,814
13,594	Webster Financial Corp.	799,871
8,288	WesBanco, Inc.	332,349
15,210	Western Alliance Bancorp(b)	733,730

		8,476,254

	Reinsurance—2.3%
5,007	Reinsurance Group of America, Inc.	712,847

	Specialized REITs—2.6%
27,830	CubeSmart REIT	806,513

	Total Common Stocks & Other Equity Interests (Cost $32,331,267)	31,518,674

	Money Market Fund—0.5%
159,712	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $159,712)	159,712

	Total Investments in Securities (Cost $32,490,979)—100.4%	31,678,386
	Other assets less liabilities—(0.4)%	(132,375)

	Net Assets—100.0%	$31,546,011

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco DWA Healthcare Momentum ETF (PTH)

October 31, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Biotechnology	30.3
Health Care Equipment	25.0
Health Care Supplies	11.6
Managed Health Care	8.5
Pharmaceuticals	8.2
Health Care Services	6.9
Life Sciences Tools & Services	4.2
Health Care Technology	3.7
Insurance Brokers	1.6
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—30.3%
425,714	Arrowhead Pharmaceuticals, Inc.(b)(c)	$5,415,082
330,462	CareDx, Inc.(c)	8,628,363
245,546	Dicerna Pharmaceuticals, Inc.(c)	3,231,385
192,497	Exact Sciences Corp.(c)	13,676,912
91,896	G1 Therapeutics, Inc.(c)	3,676,759
344,990	Immunomedics, Inc.(c)	7,772,625
284,336	Invitae Corp.(c)	4,034,728
33,435	Ligand Pharmaceuticals, Inc.(c)	5,510,422
143,477	Mirati Therapeutics, Inc.(c)	5,361,735
277,005	PTC Therapeutics, Inc.(c)	10,670,233
180,098	Rocket Pharmaceuticals, Inc.(c)	2,852,752
109,572	uniQure N.V. (Netherlands)(c)	2,819,288
794,823	Viking Therapeutics, Inc.(b)(c)	10,809,593

		84,459,877

	Health Care Equipment—25.0%
30,494	Becton, Dickinson and Co.	7,028,867
186,280	Boston Scientific Corp.(c)	6,732,159
73,459	Glaukos Corp.(c)	4,256,214
29,706	IDEXX Laboratories, Inc.(c)	6,301,237
58,314	Inogen, Inc.(c)	11,054,585
67,907	Insulet Corp.(c)	5,990,077
57,861	Integer Holdings Corp.(c)	4,308,909
68,235	Masimo Corp.(c)	7,887,966
135,881	Novocure Ltd.(c)	4,503,096
43,244	SurModics, Inc.(c)	2,742,967
92,904	Tactile Systems Technology, Inc.(c)	6,083,354
871,992	TransEnterix, Inc.(b)(c)	2,851,414

		69,740,845

	Health Care Services—6.9%
47,119	Addus HomeCare Corp.(c)	3,086,295
55,742	Amedisys, Inc.(c)	6,131,620

Number of Shares		Value
	Common Stocks (continued)
	Health Care Services (continued)
113,061	BioTelemetry, Inc.(c)	$6,568,844
414,704	R1 RCM, Inc.(c)	3,512,543

		19,299,302

	Health Care Supplies—11.6%
34,442	Align Technology, Inc.(c)	7,618,570
63,791	Haemonetics Corp.(c)	6,664,246
78,385	Merit Medical Systems, Inc.(c)	4,477,351
71,936	Quidel Corp.(c)	4,629,801
138,642	Sientra, Inc.(c)	2,854,639
151,194	STAAR Surgical Co.(c)	6,064,391

		32,308,998

	Health Care Technology—3.7%
151,419	Teladoc Health, Inc.(c)	10,499,393

	Insurance Brokers—1.6%
89,836	Health Insurance Innovations, Inc., Class A(c)	4,392,980

	Life Sciences Tools & Services—4.2%
241,924	Codexis, Inc.(c)	3,766,757
81,061	PRA Health Sciences, Inc.(c)	7,852,379

		11,619,136

	Managed Health Care—8.5%
24,834	Humana, Inc.	7,957,062
33,405	UnitedHealth Group, Inc.	8,730,397
25,435	WellCare Health Plans, Inc.(c)	7,019,805

		23,707,264

	Pharmaceuticals—8.2%
361,580	Endocyte, Inc.(c)	8,551,367
91,007	MyoKardia, Inc.(c)	4,817,911
160,158	Nektar Therapeutics (c)	6,194,911

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco DWA Healthcare Momentum ETF (PTH) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Pharmaceuticals (continued)
58,757	Reata Pharmaceuticals, Inc., Class A(c)	$3,462,550

		23,026,739

	Total Common Stocks (Cost $288,066,809)	279,054,534

	Money Market Fund—0.1%
291,990	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $291,990)	291,990

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $288,358,799)—100.1%	279,346,524

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.6%
18,266,779	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $18,266,779)	18,266,779

	Total Investments in Securities (Cost $306,625,578)—106.7%	297,613,303
	Other assets less liabilities—(6.7)%	(18,665,132)

	Net Assets—100.0%	$278,948,171

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2018.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco DWA Industrials Momentum ETF (PRN)

October 31, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Aerospace & Defense	19.8
Industrial Machinery	9.0
Data Processing & Outsourced Services	7.3
Trucking	7.1
IT Consulting & Other Services	7.1
Trading Companies & Distributors	5.6
Building Products	4.7
Industrial Conglomerates	3.8
Specialty Chemicals	3.6
Electrical Components & Equipment	3.5
Railroads	3.4
Human Resource & Employment Services	3.3
Application Software	3.0
Construction & Engineering	3.0
Semiconductors	2.9
Diversified Support Services	2.6
Health Care Technology	2.4
Consumer Finance	1.9
Distributors	1.7
Electronic Equipment & Instruments	1.6
Commodity Chemicals	1.5
Homebuilding	1.1
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Aerospace & Defense—19.8%
18,426	Aerovironment, Inc.(b)	$1,657,787
9,919	Boeing Co. (The)	3,519,856
32,817	HEICO Corp.	2,751,049
99,983	Kratos Defense & Security Solutions, Inc.(b)	1,252,787
14,662	Raytheon Co.	2,566,437
29,198	Spirit AeroSystems Holdings, Inc., Class A	2,452,924
40,720	Textron, Inc.	2,183,814
12,976	TransDigm Group, Inc.(b)	4,285,324

		20,669,978

	Application Software—3.0%
16,275	Fair Isaac Corp.(b)	3,136,355

Number of Shares		Value
	Common Stocks (continued)
	Building Products—4.7%
13,149	Lennox International, Inc.	$2,772,993
34,730	Trex Co., Inc.(b)	2,128,949

		4,901,942

	Commodity Chemicals—1.5%
28,848	Trinseo SA	1,554,330

	Construction & Engineering—3.0%
33,290	Comfort Systems USA, Inc.	1,780,349
16,724	NV5 Global, Inc.(b)	1,305,643

		3,085,992

	Consumer Finance—1.9%
25,726	Green Dot Corp., Class A(b)	1,948,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco DWA Industrials Momentum ETF (PRN) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Data Processing & Outsourced Services—7.3%
21,797	Broadridge Financial Solutions, Inc.	$2,548,941
33,325	Fiserv, Inc.(b)	2,642,673
21,235	Global Payments, Inc.	2,425,674

		7,617,288

	Distributors—1.7%
12,449	Pool Corp.	1,814,442

	Diversified Support Services—2.6%
15,186	Cintas Corp.	2,761,878

	Electrical Components & Equipment—3.5%
54,429	AMETEK, Inc.	3,651,097

	Electronic Equipment & Instruments—1.6%
60,978	Control4 Corp.(b)	1,702,506

	Health Care Technology—2.4%
33,611	Tabula Rasa HealthCare, Inc.(b)	2,483,181

	Homebuilding—1.1%
5,563	Cavco Industries, Inc.(b)	1,115,993

	Human Resource & Employment Services—3.3%
16,062	Insperity, Inc.	1,764,411
35,057	TriNet Group, Inc.(b)	1,647,328

		3,411,739

	Industrial Conglomerates—3.8%
14,214	Roper Technologies, Inc.	4,021,140

	Industrial Machinery—9.0%
25,668	Chart Industries, Inc.(b)	1,746,707
60,439	Harsco Corp.(b)	1,660,259
16,224	IDEX Corp.	2,057,528
41,942	ITT, Inc.	2,118,071
17,298	John Bean Technologies Corp.	1,798,473

		9,381,038

	IT Consulting & Other Services—7.1%
21,068	Accenture PLC, Class A	3,320,738
27,505	Gartner, Inc.(b)	4,057,538

		7,378,276

	Railroads—3.4%
24,208	Union Pacific Corp.	3,539,694

	Semiconductors—2.9%
24,660	Universal Display Corp.	3,033,426

	Specialty Chemicals—3.6%
9,670	Sherwin-Williams Co. (The)	3,804,855

	Trading Companies & Distributors—5.6%
12,115	W.W. Grainger, Inc.	3,440,297
16,034	Watsco, Inc.	2,375,918

		5,816,215

	Trucking—7.1%
40,936	J.B. Hunt Transport Services, Inc.	4,527,931
22,488	Old Dominion Freight Line, Inc.	2,932,885

		7,460,816

	Total Common Stocks (Cost $99,947,225)	104,290,668

Number of Shares		Value
	Money Market Fund—0.2%
175,017	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $175,017)	$175,017

	Total Investments in Securities (Cost $100,122,242)—100.1%	104,465,685
	Other assets less liabilities—(0.1)%	(145,612)

	Net Assets—100.0%	$104,320,073

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco DWA Technology Momentum ETF (PTF)

October 31, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Application Software	41.5
Internet Services & Infrastructure	9.7
Semiconductors	9.3
Data Processing & Outsourced Services	6.2
Technology Hardware, Storage & Peripherals	6.0
Electronic Components	5.4
Interactive Media & Services	4.8
Health Care Technology	3.9
Internet & Direct Marketing Retail	2.4
Technology Distributors	2.0
Wireless Telecommunication Services	2.0
Interactive Home Entertainment	1.9
Aerospace & Defense	1.8
Systems Software	1.6
Asset Management & Custody Banks	1.5
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—1.8%
49,864	Mercury Systems, Inc.(b)	$2,336,627

	Application Software—41.5%
16,320	Adobe, Inc.(b)	4,010,803
68,734	Alteryx, Inc., Class A(b)(c)	3,642,215
28,690	AppFolio, Inc., Class A(b)	1,638,199
66,148	Apptio, Inc., Class A(b)	1,713,233
45,533	Coupa Software, Inc.(b)	2,951,904
44,982	Everbridge, Inc.(b)	2,286,435
91,519	Five9, Inc.(b)	3,602,188
24,717	HubSpot, Inc.(b)	3,352,861
18,145	Intuit, Inc.	3,828,595
83,671	LivePerson, Inc.(b)	1,890,965
36,519	New Relic, Inc.(b)	3,259,321
36,846	Paycom Software, Inc.(b)	4,613,119
39,051	Pegasystems, Inc.	2,090,010
43,971	Q2 Holdings, Inc.(b)	2,340,576
56,514	RingCentral, Inc., Class A(b)	4,392,833
39,457	ShotSpotter, Inc.(b)	1,526,197
64,832	SS&C Technologies Holdings, Inc.	3,316,805
65,142	Upland Software, Inc.(b)	2,054,579
51,555	Zendesk, Inc.(b)	2,833,978

		55,344,816

Number of Shares		Value
	Common Stocks (continued)
	Asset Management & Custody Banks—1.5%
67,776	Blucora, Inc.(b)	$1,960,082

	Data Processing & Outsourced Services—6.2%
25,972	Jack Henry & Associates, Inc.	3,891,385
59,495	Square, Inc., Class A(b)	4,369,907

		8,261,292

	Electronic Components—5.4%
80,237	Amphenol Corp., Class A	7,181,211

	Health Care Technology—3.9%
35,865	Veeva Systems, Inc., Class A(b)	3,276,268
56,899	Vocera Communications, Inc.(b)	1,974,964

		5,251,232

	Interactive Home Entertainment—1.9%
363,976	Glu Mobile, Inc.(b)	2,566,031

	Interactive Media & Services—4.8%
73,621	Match Group, Inc.(b)(c)	3,807,678
164,022	QuinStreet, Inc.(b)	2,607,950

		6,415,628

	Internet & Direct Marketing Retail—2.4%
35,135	GrubHub, Inc.(b)	3,258,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco DWA Technology Momentum ETF (PTF) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Internet Services & Infrastructure—9.7%
59,604	GTT Communications, Inc.(b)(c)	$2,139,784
47,277	MongoDB, Inc., Class A(b)	3,853,075
49,200	Twilio, Inc., Class A(b)	3,700,824
22,324	VeriSign, Inc.(b)	3,182,063

		12,875,746

	Semiconductors—9.3%
128,052	Advanced Micro Devices, Inc.(b)	2,331,827
36,940	Monolithic Power Systems, Inc.	4,363,353
26,800	NVIDIA Corp.	5,650,244

		12,345,424

	Systems Software—1.6%
30,003	Qualys, Inc.(b)	2,137,414

	Technology Distributors—2.0%
31,911	ePlus, Inc.(b)	2,708,606

	Technology Hardware, Storage & Peripherals—6.0%
36,568	Apple, Inc.	8,003,272

	Wireless Telecommunication Services—2.0%
86,042	Boingo Wireless, Inc.(b)	2,695,696

	Total Common Stocks (Cost $122,725,075)	133,341,497

	Money Market Fund—0.2%
243,143	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $243,143)	243,143

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $122,968,218)—100.2%	133,584,640

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.7%
9,004,190	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $9,004,190)	9,004,190

	Total Investments in Securities (Cost $131,972,408)—106.9%	142,588,830
	Other assets less liabilities—(6.9)%	(9,263,560)

	Net Assets—100.0%	$133,325,270

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco DWA Utilities Momentum ETF (PUI)

October 31, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Electric Utilities	38.8
Multi-Utilities	25.1
Gas Utilities	16.9
Water Utilities	8.3
Independent Power Producers & Energy Traders	7.0
Oil & Gas Storage & Transportation	3.8
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Electric Utilities—38.8%
36,717	Alliant Energy Corp.	$1,578,097
19,331	American Electric Power Co., Inc.	1,418,122
20,574	Duke Energy Corp.	1,700,030
14,604	El Paso Electric Co.	833,158
25,246	Eversource Energy	1,597,062
12,412	IDACORP, Inc.	1,157,543
9,691	NextEra Energy, Inc.	1,671,697
39,538	OGE Energy Corp.	1,429,299
20,438	Pinnacle West Capital Corp.	1,681,026
33,579	PNM Resources, Inc.	1,289,769
22,373	Portland General Electric Co.	1,008,575
37,110	Xcel Energy, Inc.	1,818,761

		17,183,139

	Gas Utilities—16.9%
16,462	Atmos Energy Corp.	1,532,283
30,916	New Jersey Resources Corp.	1,394,312
13,268	ONE Gas, Inc.	1,046,978
41,511	South Jersey Industries, Inc.	1,226,235
14,990	Spire, Inc.	1,087,974
22,338	UGI Corp.	1,185,254

		7,473,036

	Independent Power Producers & Energy Traders—7.0%
94,110	AES Corp. (The)	1,372,124
48,304	NRG Energy, Inc.	1,748,122

		3,120,246

	Multi-Utilities—25.1%
21,016	Ameren Corp.	1,357,213
61,172	CenterPoint Energy, Inc.	1,652,256
33,474	CMS Energy Corp.	1,657,633
19,095	Consolidated Edison, Inc.	1,451,220
15,441	DTE Energy Co.	1,735,568
64,131	NiSource, Inc.	1,626,362
23,788	WEC Energy Group, Inc.	1,627,099

		11,107,351

Number of Shares		Value
	Common Stocks (continued)
	Oil & Gas Storage & Transportation—3.8%
25,340	ONEOK, Inc.	$1,662,304

	Water Utilities—8.3%
15,192	American States Water Co.	930,054
19,685	American Water Works Co., Inc.	1,742,713
30,870	Aqua America, Inc.	1,004,201

		3,676,968

	Total Common Stocks (Cost $41,939,573)	44,223,044

	Money Market Fund—0.3%
143,397	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(b) (Cost $143,397)	143,397

	Total Investments in Securities (Cost $42,082,970)—100.2%	44,366,441
	Other assets less liabilities—(0.2)%	(104,004)

	Net Assets—100.0%	$44,262,437

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco NASDAQ Internet ETF (PNQI)

October 31, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Internet & Direct Marketing Retail	35.3
Interactive Media & Services	31.8
Movies & Entertainment	7.9
Internet Services & Infrastructure	7.1
Application Software	6.5
Specialized REITs	3.8
Interactive Home Entertainment	2.2
Communications Equipment	2.2
Research & Consulting Services	1.6
Commercial Printing	0.5
Alternative Carriers	0.3
Data Processing & Outsourced Services	0.2
Wireless Telecommunication Services	0.2
Advertising	0.2
Asset Management & Custody Banks	0.2
IT Consulting & Other Services	0.1
Casinos & Gaming	0.0
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.1%
	Advertising—0.2%
45,215	Criteo SA ADR (France)(b)	$1,018,242

	Alternative Carriers—0.3%
31,935	Cogent Communications Holdings, Inc.	1,659,981

	Application Software—6.5%
39,478	2U, Inc.(b)	2,483,561
32,792	Alarm.com Holdings, Inc.(b)	1,458,588
10,755	AppFolio, Inc., Class A(b)	614,110
30,644	Apptio, Inc., Class A(b)	793,680
21,922	Benefitfocus, Inc.(b)	778,889
40,400	Cornerstone OnDemand, Inc.(b)	1,989,700
39,185	Coupa Software, Inc.(b)	2,540,364
18,888	eGain Corp.(b)	141,093
31,200	Envestnet, Inc.(b)	1,623,024
40,081	Five9, Inc.(b)	1,577,588
55,926	Hortonworks, Inc.(b)	998,838
33,852	j2 Global, Inc.	2,465,780
42,905	LivePerson, Inc.(b)	969,653
35,656	LogMeIn, Inc.	3,070,695

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Application Software (continued)
41,049	Mimecast Ltd.(b)	$1,430,968
30,533	MINDBODY, Inc., Class A(b)	972,171
38,850	New Relic, Inc.(b)	3,467,362
91,070	Nutanix, Inc., Class A(b)	3,780,316
12,014	SPS Commerce, Inc.(b)	1,118,383
24,334	Trade Desk, Inc. (The), Class A(b)	3,006,466
12,596	Veritone, Inc.(b)	86,912
26,747	Xunlei Ltd. ADR (China)(b)	161,819

		35,529,960

	Asset Management & Custody Banks—0.2%
32,754	Blucora, Inc.(b)	947,246

	Casinos & Gaming—0.0%
20,529	500.com Ltd., Class A ADR (China)(b)(c)	150,478

	Commercial Printing—0.5%
21,232	Cimpress NV (Netherlands)(b)	2,653,788

	Communications Equipment—2.2%
51,545	Arista Networks, Inc.(b)	11,873,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco NASDAQ Internet ETF (PNQI) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Data Processing & Outsourced Services—0.2%
33,727	GDS Holdings Ltd. ADR (China)(b)	$791,573
45,759	NIC, Inc.	609,052

		1,400,625

	Interactive Home Entertainment—2.2%
52,588	NetEase, Inc. ADR (China)	10,930,416
86,292	Sea Ltd. ADR (Thailand)(b)	1,126,110

		12,056,526

	Interactive Media & Services—31.8%
41,845	Alphabet, Inc., Class C(b)	45,057,441
38,730	Autohome, Inc., Class A ADR (China)(c)	2,803,277
112,563	Baidu, Inc. ADR (China)(b)	21,393,724
290,067	Facebook, Inc., Class A(b)	44,029,270
53,227	IAC/InterActiveCorp.(b)	10,463,896
49,586	Liberty TripAdvisor Holdings, Inc., Series A(b)	715,030
46,044	Match Group, Inc.(b)(c)	2,381,396
102,365	Momo, Inc., Class A ADR (China)(b)	3,436,393
32,404	QuinStreet, Inc.(b)	515,224
49,134	SINA Corp. (China)(b)	3,110,673
662,016	Snap, Inc., Class A(b)(c)	4,375,926
61,538	Sogou, Inc. ADR (China)(b)(c)	357,536
27,179	Sohu.com Ltd. ADR (China)(b)	491,124
85,760	TripAdvisor, Inc.(b)	4,471,526
70,169	TrueCar, Inc.(b)	798,523
522,037	Twitter, Inc.(b)	18,140,786
44,057	Weibo Corp., Class A ADR (China)(b)	2,599,804
199,724	Yandex NV, Class A (Russia)(b)	6,017,684
34,038	YY, Inc., Class A ADR (China)(b)	2,175,028
39,773	Zillow Group, Inc., Class A(b)	1,605,636

		174,939,897

	Internet & Direct Marketing Retail—35.3%
24,775	1-800-Flowers.com, Inc., Class A(b)	258,899
366,552	Altaba, Inc.(b)	22,029,775
25,326	Amazon.com, Inc.(b)	40,471,201
29,784	Baozun, Inc. ADR (China)(b)(c)	1,185,701
26,120	Booking Holdings, Inc.(b)	48,964,030
321,013	Ctrip.com International Ltd. ADR (China)(b)	10,683,313
681,469	eBay, Inc.(b)	19,783,045
82,326	Etsy, Inc.(b)	3,500,502
94,147	Expedia Group, Inc.	11,808,858
390,753	Groupon, Inc., Class A(b)	1,277,762
635,544	JD.com, Inc., Class A ADR (China)(b)	14,947,995
22,143	Lands’ End, Inc.(b)(c)	361,152
37,430	Liberty Expedia Holdings, Inc., Class A(b)	1,625,211
22,084	Liquidity Services, Inc.(b)	131,179
40,798	MakeMyTrip Ltd. (India)(b)	1,011,382
30,356	MercadoLibre, Inc. (Argentina)	9,850,522
20,242	Nutrisystem, Inc.	719,806
21,054	Overstock.com, Inc.(b)(c)	423,606
14,219	PetMed Express, Inc.(c)	397,279
23,915	Remark Holdings, Inc.(b)(c)	54,287
22,990	Shutterfly, Inc.(b)	1,149,500
24,037	Shutterstock, Inc.	982,633
12,479	Stamps.com, Inc.(b)	2,522,879

		194,140,517

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Internet Services & Infrastructure—7.1%
42,661	21Vianet Group, Inc., Class A ADR (China)(b)	$463,938
116,527	Akamai Technologies, Inc.(b)	8,419,076
24,694	Brightcove, Inc.(b)	198,046
23,109	Carbonite, Inc.(b)	790,559
98,661	Endurance International Group Holdings, Inc.(b)	973,784
113,783	GoDaddy, Inc., Class A(b)	8,325,502
14,586	Internap Corp.(b)	125,002
77,436	Limelight Networks, Inc.(b)	312,067
66,779	Okta, Inc., Class A(b)	3,897,223
7,295	Tucows, Inc., Class A(b)(c)	366,063
84,017	VeriSign, Inc.(b)	11,975,783
33,240	Wix.com Ltd. (Israel)(b)	3,235,914

		39,082,957

	IT Consulting & Other Services—0.1%
34,067	Switch, Inc., Class A	302,174

	Movies & Entertainment—7.9%
138,640	Netflix, Inc.(b)	41,838,779
183,085	Pandora Media, Inc.(b)	1,556,223

		43,395,002

	Research & Consulting Services—1.6%
25,017	CoStar Group, Inc.(b)	9,041,644

	Specialized REITs—3.8%
54,752	Equinix, Inc. REIT	20,736,772

	Wireless Telecommunication Services—0.2%
29,063	Boingo Wireless, Inc.(b)	910,544
60,050	Gogo, Inc.(b)(c)	343,486

		1,254,030

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $533,517,420)—100.1%	550,183,230

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.0%
11,110,166	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $11,110,166)	11,110,166

	Total Investments in Securities (Cost $544,627,586)—102.1%	561,293,396
	Other assets less liabilities—(2.1)%	(11,684,182)

	Net Assets—100.0%	$549,609,214

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco NASDAQ Internet ETF (PNQI) (continued)

October 31, 2018

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

China	13.8%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

(This Page Intentionally Left Blank)

23

Statements of Assets and Liabilities

October 31, 2018

(Unaudited)

	Invesco DWA Basic Materials Momentum ETF (PYZ)	Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)	Invesco DWA Consumer Staples Momentum ETF (PSL)	Invesco DWA Energy Momentum ETF (PXI)	Invesco DWA Financial Momentum ETF (PFI)
Assets:
Unaffiliated investments in securities, at value(a)	$86,600,501	$64,833,100	$156,320,953	$87,394,547	$31,518,674
Affiliated investments in securities, at value	138,177	149,889	289,465	1,499,879	159,712
Cash	1,505	—	—	1,912	—
Receivables:
Dividends	66,367	248	86,244	77,772	11,570
Securities lending	—	2,935	159	252	—
Shares sold	—	—	—	—	—
Foreign tax reclaims	—	—	—	—	—
Other assets	—	—	—	—	—

Total Assets	86,806,550	64,986,172	156,696,821	88,974,362	31,689,956

Liabilities:
Due to custodian	—	—	41,412	—	587
Payables:
Collateral upon return of securities loaned	—	—	—	1,292,625	—
Investments purchased	—	—	—	—	—
Accrued advisory fees	27,296	18,918	48,711	27,602	7,735
Accrued trustees’ and officer’s fees	35,576	33,417	35,870	40,160	31,623
Accrued expenses	165,157	123,232	180,523	174,519	104,000

Total Liabilities	228,029	175,567	306,516	1,534,906	143,945

Net Assets	$86,578,521	$64,810,605	$156,390,305	$87,439,456	$31,546,011

Net Assets Consist of:
Shares of beneficial interest	$122,935,105	$110,249,957	$182,855,504	$231,646,032	$41,334,297
Distributable earnings	(36,356,584)	(45,439,352)	(26,465,199)	(144,206,576)	(9,788,286)

Net Assets	$86,578,521	$64,810,605	$156,390,305	$87,439,456	$31,546,011

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,450,000	1,250,000	2,200,000	2,350,000	1,000,000
Net asset value	$59.71	$51.85	$71.09	$37.21	$31.55

Market price	$59.76	$51.90	$71.06	$37.22	$31.60

Unaffiliated investments in securities, at cost	$89,799,250	$65,223,467	$144,045,461	$95,613,335	$32,331,267

Affiliated investments in securities, at cost	$138,177	$149,889	$289,465	$1,499,879	$159,712

(a) Includes securities on loan with an aggregate value of	$—	$—	$—	$1,295,623	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco DWA Healthcare Momentum ETF (PTH)	Invesco DWA Industrials Momentum ETF (PRN)	Invesco DWA Technology Momentum ETF (PTF)	Invesco DWA Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$279,054,534	$104,290,668	$133,341,497	$44,223,044	$550,183,230
18,558,769	175,017	9,247,333	143,397	11,110,166
—	1,582	—	—	—

584	43,730	199	53,764	215
43,852	—	11,473	—	14,671
—	—	2,745,947	—	—
—	—	10,778	—	—
—	—	102	—	—

297,657,739	104,510,997	145,357,329	44,420,205	561,308,282

—	—	—	—	294,676

18,266,779	—	9,004,190	—	11,110,166
—	—	2,746,200	—	—
109,247	43,627	45,169	9,050	294,226
39,528	36,198	35,488	33,190	—
294,014	111,099	201,012	115,528	—

18,709,568	190,924	12,032,059	157,768	11,699,068

$278,948,171	$104,320,073	$133,325,270	$44,262,437	$549,609,214

$346,557,218	$143,240,895	$184,143,229	$55,005,706	$527,348,955
(67,609,047)	(38,920,822)	(50,817,959)	(10,743,269)	22,260,259

$278,948,171	$104,320,073	$133,325,270	$44,262,437	$549,609,214

3,400,000	1,850,000	2,350,000	1,550,000	4,600,000
$82.04	$56.39	$56.73	$28.56	$119.48

$82.17	$56.45	$56.79	$28.57	$119.62

$288,066,809	$99,947,225	$122,725,075	$41,939,573	$533,517,420

$18,558,769	$175,017	$9,247,333	$143,397	$11,110,166

$18,480,419	$—	$9,282,428	$—	$11,130,848

25

Statements of Operations

For the six months ended October 31, 2018

(Unaudited)

	Invesco DWA Basic Materials Momentum ETF (PYZ)	Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)	Invesco DWA Consumer Staples Momentum ETF (PSL)	Invesco DWA Energy Momentum ETF (PXI)	Invesco DWA Financial Momentum ETF (PFI)
Investment Income:
Unaffiliated dividend income	$739,776	$198,629	$771,029	$578,387	$384,876
Affiliated dividend income	1,481	856	1,706	1,543	1,266
Securities lending income	28	15,443	2,332	50,529	—
Foreign withholding tax	—	—	—	—	—

Total Income	741,285	214,928	775,067	630,459	386,142

Expenses:
Advisory fees	251,150	155,940	317,616	289,918	129,003
Sub-licensing fees	75,345	46,782	95,285	86,976	23,345
Accounting & administration fees	18,931	18,931	18,931	18,931	18,931
Professional fees	12,281	12,026	12,169	12,324	12,209
Trustees’ and officer’s fees	4,834	4,459	4,831	5,039	4,532
Custodian & transfer agent fees	2,455	1,965	1,961	2,740	2,270
Other expenses	10,792	8,056	9,524	10,945	9,242

Total Expenses	375,788	248,159	460,317	426,873	199,532

Less: Waivers	(74,558)	(61,115)	(79,346)	(79,130)	(44,856)

Net Expenses	301,230	187,044	380,971	347,743	154,676

Net Investment Income (Loss)	440,055	27,884	394,096	282,716	231,466

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(2,678,751)	(1,920,123)	(5,409,949)	(5,905,187)	(1,821,547)
In-kind redemptions	5,465,019	7,314,098	9,344,731	16,197,437	5,694,484

Net realized gain	2,786,268	5,393,975	3,934,782	10,292,250	3,872,937

Net change in unrealized appreciation (depreciation) on investment securities	(12,844,338)	(4,360,446)	1,137,591	(22,500,901)	(7,905,405)

Net realized and unrealized gain (loss)	(10,058,070)	1,033,529	5,072,373	(12,208,651)	(4,032,468)

Net increase (decrease) in net assets resulting from operations	$(9,618,015)	$1,061,413	$5,466,469	$(11,925,935)	$(3,801,002)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco DWA Healthcare Momentum ETF (PTH)	Invesco DWA Industrials Momentum ETF (PRN)	Invesco DWA Technology Momentum ETF (PTF)	Invesco DWA Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$100,239	$551,270	$229,262	$571,383	$569,872
1,601	1,341	2,444	799	1,345
157,749	—	21,906	—	261,805
—	(5,973)	—	(13)	—

259,589	546,638	253,612	572,169	833,022

661,683	288,455	356,982	104,381	1,966,011
199,047	28,846	107,387	31,310	—
19,014	18,931	19,307	18,931	—
12,279	12,383	11,873	12,171	—
5,483	4,940	4,999	4,450	—
3,111	2,652	2,891	2,653	—
12,109	9,760	10,474	9,061	—

912,726	365,967	513,913	182,957	1,966,011

(118,856)	(19,960)	(85,725)	(57,785)	(149)

793,870	346,007	428,188	125,172	1,965,862

(534,281)	200,631	(174,576)	446,997	(1,132,840)

(13,816,295)	(3,168,843)	(5,845,353)	(163,172)	(4,485,166)
40,463,599	5,834,488	14,703,508	882,032	42,870,890

26,647,304	2,665,645	8,858,155	718,860	38,385,724

(30,391,395)	(5,408,108)	(9,097,584)	1,461,953	(86,914,807)

(3,744,091)	(2,742,463)	(239,429)	2,180,813	(48,529,083)

$(4,278,372)	$(2,541,832)	$(414,005)	$2,627,810	$(49,661,923)

27

Statements of Changes in Net Assets

For the six months ended October 31, 2018 and the year ended April 30, 2018

(Unaudited)

	Invesco DWA Basic Materials Momentum ETF (PYZ)		Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018
Operations:
Net investment income	$440,055	$753,674	$27,884	$207,733
Net realized gain (loss)	2,786,268	6,406,896	5,393,975	2,465,265
Net change in unrealized appreciation (depreciation)	(12,844,338)	1,802,654	(4,360,446)	443,726

Net increase (decrease) in net assets resulting from operations	(9,618,015)	8,963,224	1,061,413	3,116,724

Distributions to Shareholders from:
Distributable earnings	(556,264)	(618,978)	(98,260)	(174,078)
Return of capital	—	—	—	—

Total distributions to shareholders	(556,264)	(618,978)	(98,260)	(174,078)

Shareholder Transactions:
Proceeds from shares sold	27,240,968	63,257,342	52,623,503	93,230,455
Value of shares repurchased	(30,601,816)	(72,756,787)	(44,239,748)	(69,545,904)

Net increase (decrease) in net assets resulting from shares transactions	(3,360,848)	(9,499,445)	8,383,755	23,684,551

Increase (Decrease) in Net Assets	(13,535,127)	(1,155,199)	9,346,908	26,627,197

Net Assets:
Beginning of period	100,113,648	101,268,847	55,463,697	28,836,500

End of period	$86,578,521	$100,113,648	$64,810,605	$55,463,697

Changes in Shares Outstanding:
Shares sold	400,000	950,000	950,000	1,950,000
Shares repurchased	(450,000)	(1,100,000)	(800,000)	(1,500,000)
Shares outstanding, beginning of period	1,500,000	1,650,000	1,100,000	650,000

Shares outstanding, end of period	1,450,000	1,500,000	1,250,000	1,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco DWA Consumer Staples Momentum ETF (PSL)		Invesco DWA Energy Momentum ETF (PXI)		Invesco DWA Financial Momentum ETF (PFI)
October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018

$394,096	$483,488	$282,716	$1,048,595	$231,466	$776,514
3,934,782	5,073,454	10,292,250	(10,879,545)	3,872,937	3,584,062
1,137,591	4,488,372	(22,500,901)	21,908,276	(7,905,405)	6,536,625

5,466,469	10,045,314	(11,925,935)	12,077,326	(3,801,002)	10,897,201

(454,797)	(351,231)	(519,660)	(808,060)	(372,822)	(612,178)
—	—	—	—	—	—

(454,797)	(351,231)	(519,660)	(808,060)	(372,822)	(612,178)

124,703,731	55,005,066	109,650,071	21,017,579	12,195,583	61,429,140
(64,302,535)	(50,913,125)	(98,502,875)	(56,280,030)	(46,805,544)	(87,240,976)

60,401,196	4,091,941	11,147,196	(35,262,451)	(34,609,961)	(25,811,836)

65,412,868	13,786,024	(1,298,399)	(23,993,185)	(38,783,785)	(15,526,813)

90,977,437	77,191,413	88,737,855	112,731,040	70,329,796	85,856,609

$156,390,305	$90,977,437	$87,439,456	$88,737,855	$31,546,011	$70,329,796

1,750,000	850,000	2,550,000	550,000	350,000	1,850,000
(900,000)	(800,000)	(2,300,000)	(1,550,000)	(1,350,000)	(2,650,000)
1,350,000	1,300,000	2,100,000	3,100,000	2,000,000	2,800,000

2,200,000	1,350,000	2,350,000	2,100,000	1,000,000	2,000,000

29

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2018 and the year ended April 30, 2018

(Unaudited)

	Invesco DWA Healthcare Momentum ETF (PTH)		Invesco DWA Industrials Momentum ETF (PRN)
	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018
Operations:
Net investment income (loss)	$(534,281)	$(400,484)	$200,631	$475,892
Net realized gain	26,647,304	25,406,736	2,665,645	14,254,002
Net change in unrealized appreciation (depreciation)	(30,391,395)	12,271,288	(5,408,108)	(501,925)

Net increase (decrease) in net assets resulting from operations	(4,278,372)	37,277,540	(2,541,832)	14,227,969

Distributions to Shareholders from:
Distributable earnings	—	—	(181,591)	(510,083)
Return of capital	—	—	—	(271,174)

Total distributions to shareholders	—	—	(181,591)	(781,257)

Shareholder Transactions:
Proceeds from shares sold	316,221,436	234,947,048	43,679,153	90,162,488
Value of shares repurchased	(188,287,346)	(180,211,073)	(43,688,704)	(127,225,474)

Net increase (decrease) in net assets resulting from shares transactions	127,934,090	54,735,975	(9,551)	(37,062,986)

Increase (Decrease) in Net Assets	123,655,718	92,013,515	(2,732,974)	(23,616,274)

Net Assets:
Beginning of period	155,292,453	63,278,938	107,053,047	130,669,321

End of period	$278,948,171	$155,292,453	$104,320,073	$107,053,047

Changes in Shares Outstanding:
Shares sold	3,450,000	3,450,000	700,000	1,550,000
Shares repurchased	(2,050,000)	(2,600,000)	(700,000)	(2,200,000)
Shares outstanding, beginning of period	2,000,000	1,150,000	1,850,000	2,500,000

Shares outstanding, end of period	3,400,000	2,000,000	1,850,000	1,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco DWA Technology Momentum ETF (PTF)		Invesco DWA Utilities Momentum ETF (PUI)		Invesco NASDAQ Internet ETF (PNQI)
October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018

$(174,576)	$95,831	$446,997	$1,435,638	$(1,132,840)	$(1,479,291)
8,858,155	24,828,738	718,860	2,264,535	38,385,724	75,580,692
(9,097,584)	2,069,284	1,461,953	(1,822,585)	(86,914,807)	41,807,534

(414,005)	26,993,853	2,627,810	1,877,588	(49,661,923)	115,908,935

(94,016)	(51,408)	(558,105)	(1,607,003)	—	(109,107)
—	—	—	—	—	—

(94,016)	(51,408)	(558,105)	(1,607,003)	—	(109,107)

81,288,261	99,710,756	8,391,499	9,942,147	89,746,849	322,305,601
(65,451,319)	(139,873,509)	(10,928,726)	(102,958,355)	(91,010,926)	(189,509,351)

15,836,942	(40,162,753)	(2,537,227)	(93,016,208)	(1,264,077)	132,796,250

15,328,921	(13,220,308)	(467,522)	(92,745,623)	(50,926,000)	248,596,078

117,996,349	131,216,657	44,729,959	137,475,582	600,535,214	351,939,136

$133,325,270	$117,996,349	$44,262,437	$44,729,959	$549,609,214	$600,535,214

1,300,000	1,950,000	300,000	350,000	650,000	2,700,000
(1,050,000)	(2,750,000)	(400,000)	(3,700,000)	(700,000)	(1,600,000)
2,100,000	2,900,000	1,650,000	5,000,000	4,650,000	3,550,000

2,350,000	2,100,000	1,550,000	1,650,000	4,600,000	4,650,000

31

Financial Highlights

Invesco DWA Basic Materials Momentum ETF (PYZ)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$66.74		$61.38	$54.35	$53.85	$52.33	$43.38
Net investment income(a)	0.30		0.49	0.46	0.58	0.43	0.51
Net realized and unrealized gain (loss) on investments	(6.95)		5.27	7.14	0.59	1.57	8.95
Total from investment operations	(6.65)		5.76	7.60	1.17	2.00	9.46
Distributions to shareholders from:
Net investment income	(0.38)		(0.40)	(0.57)	(0.67)	(0.48)	(0.51)
Net asset value at end of period	$59.71		$66.74	$61.38	$54.35	$53.85	$52.33
Market price at end of period(b)	$59.76		$66.79	$61.38	$54.38	$53.80	$52.31
Net Asset Value Total Return(c)	(10.04)%		9.40%	14.04%	2.32%	3.82%	21.97%
Market Price Total Return(c)	(10.04)%		9.48%	13.98%	2.47%	3.77%	22.18%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$86,579		$100,114	$101,269	$168,497	$78,082	$94,190
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.64%
Expenses, prior to Waivers	0.75	%(d)	0.76%	0.69%	0.69%	0.69%	0.68%
Net investment income, after Waivers	0.88	%(d)	0.75%	0.79%	1.17%	0.79%	1.08%
Portfolio turnover rate(e)	49%		75%	132%	96%	80%	158%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$50.42		$44.36	$42.26	$45.93	$39.79	$34.19
Net investment income(a)	0.03		0.25	0.15	0.17	0.27	0.17
Net realized and unrealized gain (loss) on investments	1.52		6.03	2.30	(3.71)	6.06	5.63
Total from investment operations	1.55		6.28	2.45	(3.54)	6.33	5.80
Distributions to shareholders from:
Net investment income	(0.12)		(0.22)	(0.35)	(0.13)	(0.19)	(0.20)
Net asset value at end of period	$51.85		$50.42	$44.36	$42.26	$45.93	$39.79
Market price at end of period(b)	$51.90		$50.48	$44.37	$42.25	$45.93	$39.74
Net Asset Value Total Return(c)	3.05%		14.20%	5.85%	(7.73)%	15.91%	16.97%
Market Price Total Return(c)	3.03%		14.31%	5.90%	(7.76)%	16.06%	16.93%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$64,811		$55,464	$28,837	$92,964	$96,463	$45,754
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.64%
Expenses, prior to Waivers	0.80	%(d)	0.90%	0.86%	0.71%	0.81%	0.91%
Net investment income, after Waivers	0.09	%(d)	0.52%	0.35%	0.39%	0.63%	0.42%
Portfolio turnover rate(e)	57%		185%	117%	139%	114%	236%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

Invesco DWA Consumer Staples Momentum ETF (PSL)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$67.39		$59.38	$56.05	$51.43	$43.04		$39.69
Net investment income(a)	0.22		0.41	0.76	0.43	0.76	(b)	0.66
Net realized and unrealized gain on investments	3.74		7.90	3.69	4.54	8.37		3.26
Total from investment operations	3.96		8.31	4.45	4.97	9.13		3.92
Distributions to shareholders from:
Net investment income	(0.26)		(0.30)	(1.12)	(0.35)	(0.74)		(0.57)
Net asset value at end of period	$71.09		$67.39	$59.38	$56.05	$51.43		$43.04
Market price at end of period(c)	$71.06		$67.61	$59.38	$56.05	$51.43		$43.03
Net Asset Value Total Return(d)	5.87%		14.03%	8.12%	9.67%	21.28%		9.93%
Market Price Total Return(d)	5.48%		14.40%	8.12%	9.67%	21.31%		9.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$156,390		$90,977	$77,191	$297,070	$97,713		$38,738
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.60%	0.60%	0.60%		0.64%
Expenses, prior to Waivers	0.72	%(e)	0.79%	0.71%	0.69%	0.78%		0.79%
Net investment income, after Waivers	0.62	%(e)	0.65%	1.33%	0.76%	1.54	%(b)	1.56%
Portfolio turnover rate(f)	56%		80%	106%	113%	83%		175%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received of $5.77 per share owned of Pilgrim’s Pride Corp. on January 28, 2015. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.28 and 0.55%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights (continued)

Invesco DWA Energy Momentum ETF (PXI)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$42.26		$36.36	$37.97	$49.51	$60.41	$48.39
Net investment income(a)	0.10		0.41	0.14	0.51	0.53	0.34
Net realized and unrealized gain (loss) on investments	(4.97)		5.80	(1.50)	(11.39)	(10.82)	12.01
Total from investment operations	(4.87)		6.21	(1.36)	(10.88)	(10.29)	12.35
Distributions to shareholders from:
Net investment income	(0.18)		(0.31)	(0.19)	(0.66)	(0.61)	(0.33)
Return of capital	—		—	(0.06)	—	—	—
Total distributions	(0.18)		(0.31)	(0.25)	(0.66)	(0.61)	(0.33)
Net asset value at end of period	$37.21		$42.26	$36.36	$37.97	$49.51	$60.41
Market price at end of period(b)	$37.22		$42.32	$36.35	$37.95	$49.51	$60.37
Net Asset Value Total Return(c)	(11.57)%		17.28%	(3.62)%	(22.01)%	(17.08)%	25.66%
Market Price Total Return(c)	(11.68)%		17.47%	(3.60)%	(22.05)%	(17.02)%	25.66%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$87,439		$88,738	$112,731	$125,286	$183,178	$214,441
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.64%
Expenses, prior to Waivers	0.74	%(d)	0.78%	0.72%	0.76%	0.74%	0.64%
Net investment income, after Waivers	0.49	%(d)	1.15%	0.34%	1.32%	0.97%	0.65%
Portfolio turnover rate(e)	61%		95%	116%	119%	109%	198%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights (continued)

Invesco DWA Financial Momentum ETF (PFI)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$35.16		$30.66	$29.42	$30.76	$27.82		$23.92
Net investment income(a)	0.16		0.35	0.47	0.42	0.37		0.32
Net realized and unrealized gain (loss) on investments	(3.53)		4.44	1.43	(1.37)	2.92		3.93
Total from investment operations	(3.37)		4.79	1.90	(0.95)	3.29		4.25
Distributions to shareholders from:
Net investment income	(0.24)		(0.29)	(0.66)	(0.39)	(0.35)		(0.35)
Net asset value at end of period	$31.55		$35.16	$30.66	$29.42	$30.76		$27.82
Market price at end of period(b)	$31.60		$35.22	$30.64	$29.43	$30.76		$27.79
Net Asset Value Total Return(c)	(9.65)%		15.64%	6.51%	(3.11)%	11.84%		17.89%
Market Price Total Return(c)	(9.66)%		15.91%	6.41%	(3.08)%	11.96%		17.86%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$31,546		$70,330	$85,857	$29,418	$38,447		$36,167
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.60%	0.60%	0.60	%(d)	0.64	%(d)
Expenses, prior to Waivers	0.77	%(e)	0.75%	0.77%	0.84%	0.85	%(d)	0.91	%(d)
Net investment income, after Waivers	0.90	%(e)	1.04%	1.53%	1.38%	1.24%		1.20%
Portfolio turnover rate(f)	69%		105%	204%	119%	115%		232%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights (continued)

Invesco DWA Healthcare Momentum ETF (PTH)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$77.65		$55.03	$44.31	$57.68	$45.34	$38.76
Net investment income (loss)(a)	(0.18)		(0.21)	(0.19)	(0.27)	(0.20)	0.00 (b)
Net realized and unrealized gain (loss) on investments	4.57		22.83	10.91	(13.10)	12.54	6.73
Total from investment operations	4.39		22.62	10.72	(13.37)	12.34	6.73
Distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.15)
Net asset value at end of period	$82.04		$77.65	$55.03	$44.31	$57.68	$45.34
Market price at end of period(c)	$82.17		$77.80	$55.02	$44.28	$57.64	$45.34
Net Asset Value Total Return(d)	5.65%		41.11%	24.19%	(23.18)%	27.22%	17.41%
Market Price Total Return(d)	5.61%		41.40%	24.26%	(23.18)%	27.13%	17.62%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$278,948		$155,292	$63,279	$75,332	$178,802	$106,560
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.60%	0.60%	0.60%	0.64%
Expenses, prior to Waivers	0.69	%(e)	0.73%	0.78%	0.70%	0.68%	0.68%
Net investment income (loss), after Waivers	(0.40	)%(e)	(0.31)%	(0.39)%	(0.48)%	(0.38)%	0.01%
Portfolio turnover rate(f)	81%		130%	175%	200%	151%	278%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco DWA Industrials Momentum ETF (PRN)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$57.87		$52.27	$45.13	$46.84	$46.47	$36.74
Net investment income(a)	0.11		0.23	0.29	0.22	0.17	0.19
Net realized and unrealized gain (loss) on investments	(1.49)		5.73	7.14	(1.73)	0.35	9.72
Total from investment operations	(1.38)		5.96	7.43	(1.51)	0.52	9.91
Distributions to shareholders from:
Net investment income	(0.10)		(0.23)	(0.29)	(0.20)	(0.15)	(0.18)
Return of capital	—		(0.13)	—	—	—	—
Total distributions	(0.10)		(0.36)	(0.29)	(0.20)	(0.15)	(0.18)
Net asset value at end of period	$56.39		$57.87	$52.27	$45.13	$46.84	$46.47
Market price at end of period(b)	$56.45		$57.91	$52.26	$45.13	$46.85	$46.43
Net Asset Value Total Return(c)	(2.41)%		11.43%	16.50%	(3.24)%	1.12%	27.01%
Market Price Total Return(c)	(2.37)%		11.53%	16.48%	(3.26)%	1.23%	26.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$104,320		$107,053	$130,669	$42,876	$112,414	$169,622
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.63%
Expenses, prior to Waivers	0.63	%(d)	0.64%	0.65%	0.65%	0.64%	0.66%
Net investment income, after Waivers	0.35	%(d)	0.39%	0.59%	0.48%	0.36%	0.43%
Portfolio turnover rate(e)	43%		106%	122%	122%	121%	285%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

Invesco DWA Technology Momentum ETF (PTF)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$56.19		$45.25	$36.16	$40.37	$32.44	$29.14
Net investment income (loss)(a)	(0.08)		0.04	0.07	(0.01)	0.17	0.04
Net realized and unrealized gain (loss) on investments	0.66		10.92	9.12	(4.20)	8.02	3.32
Total from investment operations	0.58		10.96	9.19	(4.21)	8.19	3.36
Distributions to shareholders from:
Net investment income	(0.04)		(0.02)	(0.05)	—	(0.26)	(0.06)
Return of capital	—		—	(0.05)	—	—	—
Total distributions	(0.04)		(0.02)	(0.10)	—	(0.26)	(0.06)
Net asset value at end of period	$56.73		$56.19	$45.25	$36.16	$40.37	$32.44
Market price at end of period(b)	$56.79		$56.21	$45.22	$36.16	$40.36	$32.45
Net Asset Value Total Return(c)	1.03%		24.22%	25.46%	(10.43)%	25.29%	11.52%
Market Price Total Return(c)	1.10%		24.35%	25.38%	(10.41)%	25.22%	11.86%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$133,325		$117,996	$131,217	$182,623	$64,588	$53,525
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.64%
Expenses, prior to Waivers	0.72	%(d)	0.74%	0.72%	0.70%	0.77%	0.80%
Net investment income (loss), after Waivers	(0.24	)%(d)	0.08%	0.17%	(0.03)%	0.46%	0.13%
Portfolio turnover rate(e)	50%		107%	147%	159%	157%	263%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco DWA Utilities Momentum ETF (PUI)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$27.11		$27.50	$25.12	$22.51	$22.49	$19.82
Net investment income(a)	0.30		0.65	0.65	0.64	0.57	0.47
Net realized and unrealized gain (loss) on investments	1.53		(0.31)	2.71	2.60	(0.01)	2.68
Total from investment operations	1.83		0.34	3.36	3.24	0.56	3.15
Distributions to shareholders from:
Net investment income	(0.38)		(0.73)	(0.98)	(0.63)	(0.54)	(0.48)
Net asset value at end of period	$28.56		$27.11	$27.50	$25.12	$22.51	$22.49
Market price at end of period(b)	$28.57		$27.13	$27.51	$25.10	$22.50	$22.47
Net Asset Value Total Return(c)	6.83%		1.16%	13.65%	14.86%	2.48%	16.27%
Market Price Total Return(c)	6.79%		1.19%	13.78%	14.81%	2.53%	16.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$44,262		$44,730	$137,476	$200,953	$34,893	$41,601
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.63%
Expenses, prior to Waivers	0.88	%(d)	0.83%	0.71%	0.74%	0.80%	0.77%
Net investment income, after Waivers	2.14	%(d)	2.35%	2.46%	2.74%	2.49%	2.31%
Portfolio turnover rate(e)	13%		41%	54%	91%	47%	131%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights (continued)

Invesco NASDAQ Internet ETF (PNQI)

	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$129.15		$99.14	$76.48	$72.28	$61.62	$46.09
Net investment income (loss)(a)	(0.24)		(0.36)	(0.22)	(0.16)	(0.21)	(0.27)
Net realized and unrealized gain (loss) on investments	(9.43)		30.40	22.88	4.36	10.87	15.80
Total from investment operations	(9.67)		30.04	22.66	4.20	10.66	15.53
Distributions to shareholders from:
Net investment income	—		(0.03)	—	—	—	—
Net asset value at end of period	$119.48		$129.15	$99.14	$76.48	$72.28	$61.62
Market price at end of period(b)	$119.62		$129.29	$99.17	$76.44	$72.26	$61.51
Net Asset Value Total Return(c)	(7.49)%		30.30%	29.63%	5.81%	17.30%	33.70%
Market Price Total Return(c)	(7.47)%		30.40%	29.73%	5.79%	17.48%	33.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$549,609		$600,535	$351,939	$279,152	$216,851	$289,628
Ratio to average net assets of:
Expenses	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss)	(0.35	)%(d)	(0.31)%	(0.26)%	(0.21)%	(0.31)%	(0.42)%
Portfolio turnover rate(e)	5%		20%	14%	27%	31%	21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2018

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust (the “Trust”), formerly PowerShares Exchange-Traded Fund Trust, was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco DWA Basic Materials Momentum ETF (PYZ)	“DWA Basic Materials Momentum ETF”
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)	“DWA Consumer Cyclicals Momentum ETF”
Invesco DWA Consumer Staples Momentum ETF (PSL)	“DWA Consumer Staples Momentum ETF”
Invesco DWA Energy Momentum ETF (PXI)	“DWA Energy Momentum ETF”
Invesco DWA Financial Momentum ETF (PFI)	“DWA Financial Momentum ETF”
Invesco DWA Healthcare Momentum ETF (PTH)	“DWA Healthcare Momentum ETF”
Invesco DWA Industrials Momentum ETF (PRN)	“DWA Industrials Momentum ETF”
Invesco DWA Technology Momentum ETF (PTF)	“DWA Technology Momentum ETF”
Invesco DWA Utilities Momentum ETF (PUI)	“DWA Utilities Momentum ETF”
Invesco NASDAQ Internet ETF (PNQI)	“NASDAQ Internet ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market LLC.

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA Basic Materials Momentum ETF	Dorsey Wright® Basic Materials Technical Leaders Index
DWA Consumer Cyclicals Momentum ETF	Dorsey Wright® Consumer Cyclicals Technical Leaders Index
DWA Consumer Staples Momentum ETF	Dorsey Wright® Consumer Staples Technical Leaders Index
DWA Energy Momentum ETF	Dorsey Wright® Energy Technical Leaders Index
DWA Financial Momentum ETF	Dorsey Wright® Financials Technical Leaders Index
DWA Healthcare Momentum ETF	Dorsey Wright® Healthcare Technical Leaders Index
DWA Industrials Momentum ETF	Dorsey Wright® Industrials Technical Leaders Index
DWA Technology Momentum ETF	Dorsey Wright® Technology Technical Leaders Index
DWA Utilities Momentum ETF	Dorsey Wright® Utilities Technical Leaders Index
NASDAQ Internet ETF	NASDAQ Internet IndexSM

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

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A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for the Funds because the Funds invest in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. Each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, each Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Diversified Fund Risk. NASDAQ Internet ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Momentum Investing Risk. Each Fund (except NASDAQ Internet ETF) employs a “momentum” style of investing that is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Portfolio Turnover Risk. The Funds (except DWA Utilities Momentum ETF and NASDAQ Internet ETF) may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can

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result in an increase in taxable capital gain distributions to a Fund’s shareholders, each Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of and presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet ETF) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act)

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of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

NASDAQ Internet ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended October 31, 2018, DWA Basic Materials Momentum ETF, DWA Consumer Cyclicals Momentum ETF, DWA Consumer Staples Momentum ETF, DWA Energy Momentum ETF, DWA Healthcare Momentum ETF, DWA Technology Momentum ETF and NASDAQ Internet ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

J. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended April 30, 2018, distributions from distributable earnings consisted of distributions from net investment income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for NASDAQ Internet ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

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Pursuant to another Investment Advisory Agreement, NASDAQ Internet ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of NASDAQ Internet ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except NASDAQ Internet ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except NASDAQ Internet ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2019. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2019. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2018, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

DWA Basic Materials Momentum ETF	$ 74,558
DWA Consumer Cyclicals Momentum ETF	61,115
DWA Consumer Staples Momentum ETF	79,346
DWA Energy Momentum ETF	79,130
DWA Financial Momentum ETF	44,856
DWA Healthcare Momentum ETF	118,856
DWA Industrials Momentum ETF	19,960
DWA Technology Momentum ETF	85,725
DWA Utilities Momentum ETF	57,785
NASDAQ Internet ETF	149

Except for NASDAQ Internet ETF, the fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2018 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/19	4/30/20	4/30/21	10/31/21
DWA Basic Materials Momentum ETF	$392,322	$33,065	$125,307	$159,542	$74,408
DWA Consumer Cyclicals Momentum ETF	416,741	120,866	115,120	119,724	61,031
DWA Consumer Staples Momentum ETF	591,198	157,182	214,731	140,107	79,178
DWA Energy Momentum ETF	507,836	83,549	184,582	160,735	78,970
DWA Financial Momentum ETF	288,116	38,594	91,999	112,796	44,727
DWA Healthcare Momentum ETF	527,103	108,949	124,797	174,653	118,704
DWA Industrials Momentum ETF	149,855	31,327	47,109	51,599	19,820
DWA Technology Momentum ETF	541,920	102,593	180,774	173,020	85,533
DWA Utilities Momentum ETF	416,138	51,971	165,742	140,725	57,700

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA Basic Materials Momentum ETF	Dorsey Wright & Associates, LLC
DWA Consumer Cyclicals Momentum ETF	Dorsey Wright & Associates, LLC
DWA Consumer Staples Momentum ETF	Dorsey Wright & Associates, LLC
DWA Energy Momentum ETF	Dorsey Wright & Associates, LLC
DWA Financial Momentum ETF	Dorsey Wright & Associates, LLC
DWA Healthcare Momentum ETF	Dorsey Wright & Associates, LLC
DWA Industrials Momentum ETF	Dorsey Wright & Associates, LLC
DWA Technology Momentum ETF	Dorsey Wright & Associates, LLC
DWA Utilities Momentum ETF	Dorsey Wright & Associates, LLC
NASDAQ Internet ETF	Nasdaq, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

45

The Funds had capital loss carryforwards as of April 30, 2018, which expire as follows:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
DWA Basic Materials Momentum ETF	$2,521,492	$29,916,182	$3,108,738	$35,546,412
DWA Consumer Cyclicals Momentum ETF	2,042,056	47,777,714	428,609	50,248,379
DWA Consumer Staples Momentum ETF	1,180,566	39,802,673	1,568,398	42,551,637
DWA Energy Momentum ETF	1,167,692	128,067,665	16,282,032	145,517,389
DWA Financial Momentum ETF	1,979,006	10,818,579	—	12,797,585
DWA Healthcare Momentum ETF	2,739,963	80,965,885	—	83,705,848
DWA Industrials Momentum ETF	2,746,746	42,898,089	213,966	45,858,801
DWA Technology Momentum ETF	3,016,840	66,702,622	190,375	69,909,837
DWA Utilities Momentum ETF	874,386	11,106,185	1,777,758	13,758,329
NASDAQ Internet ETF	74,863	6,031,401	11,953,922	18,060,186

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the six-month period ended October 31, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA Basic Materials Momentum ETF	$50,510,813	$50,601,534
DWA Consumer Cyclicals Momentum ETF	35,798,065	35,645,457
DWA Consumer Staples Momentum ETF	75,628,947	75,190,856
DWA Energy Momentum ETF	71,954,730	71,529,382
DWA Financial Momentum ETF	38,135,640	36,556,680
DWA Healthcare Momentum ETF	225,607,436	223,353,711
DWA Industrials Momentum ETF	52,296,522	50,654,287
DWA Technology Momentum ETF	78,101,256	71,881,960
DWA Utilities Momentum ETF	5,457,746	5,567,123
NASDAQ Internet ETF	35,793,237	33,858,952

For the six-month period ended October 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA Basic Materials Momentum ETF	$27,239,617	$30,575,947
DWA Consumer Cyclicals Momentum ETF	52,649,023	44,484,404
DWA Consumer Staples Momentum ETF	124,205,340	64,390,188
DWA Energy Momentum ETF	109,658,784	99,109,343
DWA Financial Momentum ETF	10,037,826	46,368,583
DWA Healthcare Momentum ETF	316,314,917	191,108,561
DWA Industrials Momentum ETF	43,682,989	45,319,391
DWA Technology Momentum ETF	73,621,061	64,308,840
DWA Utilities Momentum ETF	8,391,106	10,930,463
NASDAQ Internet ETF	89,736,371	93,656,924

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

46

At October 31, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
DWA Basic Materials Momentum ETF	$5,059,546	$(8,665,107)	$(3,605,561)	$90,344,239
DWA Consumer Cyclicals Momentum ETF	4,438,196	(4,969,787)	(531,591)	65,514,580
DWA Consumer Staples Momentum ETF	15,466,738	(3,368,725)	12,098,013	144,512,405
DWA Energy Momentum ETF	2,250,633	(11,215,119)	(8,964,486)	97,858,912
DWA Financial Momentum ETF	1,040,256	(1,911,200)	(870,944)	32,549,330
DWA Healthcare Momentum ETF	21,826,594	(31,574,674)	(9,748,080)	307,361,383
DWA Industrials Momentum ETF	10,019,917	(5,743,029)	4,276,888	100,188,797
DWA Technology Momentum ETF	18,654,279	(8,178,947)	10,475,332	132,113,498
DWA Utilities Momentum ETF	2,801,192	(525,025)	2,276,167	42,090,274
NASDAQ Internet ETF	67,443,713	(63,016,703)	4,427,010	556,866,386

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for NASDAQ Internet ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 8. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

47

Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Invesco NASDAQ Internet ETF), you incur advisory fees and other Fund expenses. As a shareholder of a Fund of the Invesco NASDAQ Internet ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2018.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco DWA Basic Materials Momentum ETF (PYZ)
Actual	$1,000.00	$899.60	0.60%	$2.87
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
Actual	1,000.00	1,030.50	0.60	3.07
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco DWA Consumer Staples Momentum ETF (PSL)
Actual	1,000.00	1,058.70	0.60	3.11
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco DWA Energy Momentum ETF (PXI)
Actual	1,000.00	884.30	0.60	2.85
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco DWA Financial Momentum ETF (PFI)
Actual	1,000.00	903.50	0.60	2.88
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco DWA Healthcare Momentum ETF (PTH)
Actual	1,000.00	1,056.50	0.60	3.11
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

48

Fees and Expenses (continued)

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco DWA Industrials Momentum ETF (PRN)
Actual	$1,000.00	$975.90	0.60%	$2.99
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco DWA Technology Momentum ETF (PTF)
Actual	1,000.00	1,010.30	0.60	3.04
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco DWA Utilities Momentum ETF (PUI)
Actual	1,000.00	1,068.30	0.60	3.13
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco NASDAQ Internet ETF (PNQI)
Actual	1,000.00	925.10	0.60	2.91
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

49

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-3	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

October 31, 2018

OEW	Invesco S&P 100® Equal Weight ETF
RSP	Invesco S&P 500® Equal Weight ETF
RCD	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
RHS	Invesco S&P 500® Equal Weight Consumer Staples ETF
RYE	Invesco S&P 500® Equal Weight Energy ETF
RYF	Invesco S&P 500® Equal Weight Financials ETF
RYH	Invesco S&P 500® Equal Weight Health Care ETF
RGI	Invesco S&P 500® Equal Weight Industrials ETF
RTM	Invesco S&P 500® Equal Weight Materials ETF
EWRE	Invesco S&P 500® Equal Weight Real Estate ETF
RYT	Invesco S&P 500® Equal Weight Technology ETF
RYU	Invesco S&P 500® Equal Weight Utilities ETF
EWMC	Invesco S&P MidCap 400® Equal Weight ETF
EWSC	Invesco S&P SmallCap 600® Equal Weight ETF

2

Invesco S&P 100® Equal Weight ETF (OEW)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Health Care	15.9
Financials	14.7
Information Technology	12.6
Industrials	12.3
Consumer Staples	11.9
Consumer Discretionary	10.2
Communication Services	9.3
Energy	6.8
Utilities	4.3
Real Estate	1.1
Materials	0.8
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—9.3%
15	Alphabet, Inc., Class A(b)	$16,359
15	Alphabet, Inc., Class C(b)	16,152
1,023	AT&T, Inc.	31,386
108	Charter Communications, Inc., Class A(b)	34,600
930	Comcast Corp., Class A	35,470
212	Facebook, Inc., Class A(b)	32,179
95	Netflix, Inc.(b)	28,669
543	Twenty-First Century Fox, Inc., Class A	24,717
226	Twenty-First Century Fox, Inc., Class B	10,211
631	Verizon Communications, Inc.	36,024
315	Walt Disney Co. (The)	36,171

		301,938

	Consumer Discretionary—10.2%
18	Amazon.com, Inc.(b)	28,764
18	Booking Holdings, Inc.(b)	33,742
3,647	Ford Motor Co.	34,829
1,003	General Motors Co.	36,700
165	Home Depot, Inc. (The)	29,020
302	Lowe’s Cos., Inc.	28,756
214	McDonald’s Corp.	37,857
412	NIKE, Inc., Class B	30,917
629	Starbucks Corp.	36,652
391	Target Corp.	32,699

		329,936

	Consumer Staples—11.9%
554	Altria Group, Inc.	36,032
751	Coca-Cola Co. (The)	35,958
506	Colgate-Palmolive Co.	30,132
146	Costco Wholesale Corp.	33,380

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
583	Kraft Heinz Co. (The)	$32,048
785	Mondelez International, Inc., Class A	32,954
300	PepsiCo, Inc.	33,714
434	Philip Morris International, Inc.	38,222
411	Procter & Gamble Co. (The)	36,448
490	Walgreens Boots Alliance, Inc.	39,087
364	Walmart, Inc.	36,502

		384,477

	Energy—6.8%
294	Chevron Corp.	32,825
468	ConocoPhillips	32,713
415	Exxon Mobil Corp.	33,067
890	Halliburton Co.	30,865
1,909	Kinder Morgan, Inc.	32,491
443	Occidental Petroleum Corp.	29,712
562	Schlumberger Ltd.	28,837

		220,510

	Financials—14.7%
344	Allstate Corp. (The)	32,928
314	American Express Co.	32,257
646	American International Group, Inc.	26,673
1,143	Bank of America Corp.	31,432
667	Bank of New York Mellon Corp. (The)	31,569
159	Berkshire Hathaway, Inc., Class B(b)	32,640
73	BlackRock, Inc.	30,034
351	Capital One Financial Corp.	31,344
488	Citigroup, Inc.	31,944
150	Goldman Sachs Group, Inc. (The)	33,806

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 100® Equal Weight ETF (OEW) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
303	JPMorgan Chase & Co.	$33,033
741	MetLife, Inc.	30,522
714	Morgan Stanley	32,601
636	US Bancorp	33,244
629	Wells Fargo & Co.	33,482

		477,509

	Health Care—15.9%
503	Abbott Laboratories	34,677
360	AbbVie, Inc.	28,026
183	Allergan PLC	28,916
172	Amgen, Inc.	33,160
102	Biogen, Inc.(b)	31,036
567	Bristol-Myers Squibb Co.	28,656
398	Celgene Corp.(b)	28,497
447	CVS Health Corp.	32,358
322	Danaher Corp.	32,007
325	Eli Lilly & Co.	35,243
469	Gilead Sciences, Inc.	31,976
247	Johnson & Johnson	34,578
355	Medtronic PLC	31,886
492	Merck & Co., Inc.	36,216
800	Pfizer, Inc.	34,448
130	UnitedHealth Group, Inc.	33,975

		515,655

	Industrials—12.3%
166	3M Co.	31,583
96	Boeing Co. (The)	34,067
238	Caterpillar, Inc.	28,874
444	Emerson Electric Co.	30,139
135	FedEx Corp.	29,746
172	General Dynamics Corp.	29,684
2,737	General Electric Co.	27,644
219	Honeywell International, Inc.	31,716
103	Lockheed Martin Corp.	30,266
170	Raytheon Co.	29,757
219	Union Pacific Corp.	32,022
288	United Parcel Service, Inc., Class B	30,683
250	United Technologies Corp.	31,052

		397,233

	Information Technology—12.6%
201	Accenture PLC, Class A	31,682
154	Apple, Inc.	33,704
725	Cisco Systems, Inc.	33,169
755	Intel Corp.	35,394
232	International Business Machines Corp.	26,780
158	Mastercard, Inc., Class A	31,232
304	Microsoft Corp.	32,470
125	NVIDIA Corp.	26,354
698	Oracle Corp.	34,090
379	PayPal Holdings, Inc.(b)	31,908
458	QUALCOMM, Inc.	28,804
327	Texas Instruments, Inc.	30,355
233	Visa, Inc., Class A	32,119

		408,061

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials—0.8%
502	DowDuPont, Inc.	$27,068

	Real Estate—1.1%
189	Simon Property Group, Inc. REIT	34,685

	Utilities—4.3%
421	Duke Energy Corp.	34,787
780	Exelon Corp.	34,172
198	NextEra Energy, Inc.	34,155
783	Southern Co. (The)	35,258

		138,372

	Total Common Stocks & Other Equity Interests (Cost $3,453,973)	3,235,444

	Money Market Fund—0.0%
762	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $762)	762

	Total Investments in Securities (Cost $3,454,735)—99.9%	3,236,206
	Other assets less liabilities—0.1%	4,041

	Net Assets—100.0%	$3,240,247

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Equal Weight ETF (RSP)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Industrials	13.4
Financials	13.3
Information Technology	12.9
Consumer Discretionary	12.8
Health Care	12.7
Consumer Staples	6.8
Real Estate	6.6
Utilities	6.3
Energy	5.7
Materials	4.7
Communication Services	4.7
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—4.7%
390,676	Activision Blizzard, Inc.	$26,976,178
13,112	Alphabet, Inc., Class A(b)	14,299,685
13,300	Alphabet, Inc., Class C(b)	14,321,041
944,706	AT&T, Inc.	28,983,580
568,386	CBS Corp., Class B	32,596,937
1,395,870	CenturyLink, Inc.	28,810,757
98,317	Charter Communications, Inc., Class A(b)	31,497,817
858,817	Comcast Corp., Class A	32,755,280
315,425	Discovery, Inc., Class A(b)	10,216,616
717,332	Discovery, Inc., Class C(b)	21,025,001
872,557	DISH Network Corp., Class A(b)	26,822,402
277,795	Electronic Arts, Inc.(b)	25,273,789
195,569	Facebook, Inc., Class A(b)	29,685,419
1,397,771	Interpublic Group of Cos., Inc. (The)	32,372,376
86,216	Netflix, Inc.(b)	26,018,265
1,921,115	News Corp., Class A	25,339,507
610,366	News Corp., Class B	8,142,283
460,165	Omnicom Group, Inc.	34,199,463
236,707	Take-Two Interactive Software, Inc.(b)	30,504,431
629,965	TripAdvisor, Inc.(b)	32,846,375
501,308	Twenty-First Century Fox, Inc., Class A	22,819,540
208,879	Twenty-First Century Fox, Inc., Class B	9,437,153
1,053,857	Twitter, Inc.(b)	36,621,531
581,959	Verizon Communications, Inc.	33,224,039
1,051,639	Viacom, Inc., Class B	33,631,415
287,252	Walt Disney Co. (The)	32,985,147

		681,406,027

	Consumer Discretionary—12.8%
189,579	Advance Auto Parts, Inc.	30,287,141
15,929	Amazon.com, Inc.(b)	25,454,701

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
365,349	Aptiv PLC	$28,058,803
41,832	AutoZone, Inc.(b)	30,682,517
405,034	Best Buy Co., Inc.	28,417,185
16,331	Booking Holdings, Inc.(b)	30,613,766
707,401	BorgWarner, Inc.	27,878,673
394,218	CarMax, Inc.(b)	26,771,344
496,381	Carnival Corp.	27,817,191
64,572	Chipotle Mexican Grill, Inc.(b)	29,724,429
738,206	D.R. Horton, Inc.	26,545,888
266,690	Darden Restaurants, Inc.	28,415,820
291,491	Dollar General Corp.	32,466,268
375,354	Dollar Tree, Inc.(b)	31,642,342
930,888	eBay, Inc.(b)	27,023,679
244,714	Expedia Group, Inc.	30,694,477
681,289	Foot Locker, Inc.	32,115,964
3,359,048	Ford Motor Co.	32,078,908
1,142,633	Gap, Inc. (The)	31,193,881
461,950	Garmin Ltd.	30,562,612
916,648	General Motors Co.	33,540,150
311,535	Genuine Parts Co.	30,505,507
1,342,726	Goodyear Tire & Rubber Co. (The)	28,277,810
1,269,174	H&R Block, Inc.	33,683,878
1,794,365	Hanesbrands, Inc.	30,791,303
716,999	Harley-Davidson, Inc.	27,403,702
300,618	Hasbro, Inc.	27,569,677
396,504	Hilton Worldwide Holdings, Inc.	28,219,190
151,847	Home Depot, Inc. (The)	26,706,850
392,667	Kohl’s Corp.	29,736,672
1,095,723	L Brands, Inc.	35,523,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Equal Weight ETF (RSP) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
684,077	Leggett & Platt, Inc.	$24,838,836
604,242	Lennar Corp., Class A	25,970,321
956,238	LKQ Corp.(b)	26,076,610
275,244	Lowe’s Cos., Inc.	26,208,734
875,199	Macy’s, Inc.	30,010,574
243,391	Marriott International, Inc., Class A	28,449,974
1,941,485	Mattel, Inc.(b)(c)	26,365,366
195,070	McDonald’s Corp.	34,507,883
1,146,800	MGM Resorts International	30,596,624
434,610	Michael Kors Holdings Ltd.(b)	24,081,740
169,677	Mohawk Industries, Inc.(b)	21,163,812
1,462,830	Newell Brands, Inc.	23,229,740
380,192	NIKE, Inc., Class B	28,529,608
484,646	Nordstrom, Inc.	31,875,167
572,243	Norwegian Cruise Line Holdings Ltd.(b)	25,218,749
93,702	O’Reilly Automotive, Inc.(b)	30,054,917
1,174,769	PulteGroup, Inc.	28,864,074
227,487	PVH Corp.	27,478,155
240,905	Ralph Lauren Corp.	31,223,697
327,993	Ross Stores, Inc.	32,471,307
245,602	Royal Caribbean Cruises Ltd.	25,721,898
579,800	Starbucks Corp.	33,784,946
635,639	Tapestry, Inc.	26,893,886
361,028	Target Corp.	30,192,772
246,614	Tiffany & Co.	27,448,138
288,306	TJX Cos., Inc. (The)	31,679,063
363,177	Tractor Supply Co.	33,372,335
113,722	Ulta Beauty, Inc.(b)	31,218,963
870,565	Under Armour, Inc., Class C(b)	17,263,304
859,635	Under Armour, Inc., Class A(b)(c)	19,006,530
348,175	VF Corp.	28,856,744
257,645	Whirlpool Corp.	28,279,115
234,667	Wynn Resorts Ltd.	23,607,500
360,170	Yum! Brands, Inc.	32,562,970

		1,867,507,720

	Consumer Staples—6.8%
511,419	Altria Group, Inc.	33,262,692
634,377	Archer-Daniels-Midland Co.	29,974,313
636,397	Brown-Forman Corp., Class B	29,490,637
768,793	Campbell Soup Co.(c)	28,760,546
533,097	Church & Dwight Co., Inc.	31,649,969
207,122	Clorox Co. (The)	30,747,261
690,179	Coca-Cola Co. (The)	33,045,771
466,886	Colgate-Palmolive Co.	27,803,061
819,932	Conagra Brands, Inc.	29,189,579
147,991	Constellation Brands, Inc., Class A	29,484,247
134,870	Costco Wholesale Corp.	30,835,328
2,665,172	Coty, Inc., Class A	28,117,565
225,252	Estee Lauder Cos., Inc. (The), Class A	30,958,635
664,776	General Mills, Inc.	29,117,189
299,567	Hershey Co. (The)	32,098,604
757,642	Hormel Foods Corp.(c)	33,063,497
285,751	JM Smucker Co. (The)	30,952,548
424,102	Kellogg Co.	27,770,199
272,604	Kimberly-Clark Corp.	28,432,597
532,698	Kraft Heinz Co. (The)	29,282,409

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
1,141,790	Kroger Co. (The)	$33,979,670
239,986	McCormick & Co., Inc.	34,557,984
499,839	Molson Coors Brewing Co., Class B	31,989,696
724,750	Mondelez International, Inc., Class A	30,425,005
533,183	Monster Beverage Corp.(b)	28,178,722
277,058	PepsiCo, Inc.	31,135,778
400,124	Philip Morris International, Inc.	35,238,921
379,609	Procter & Gamble Co. (The)	33,663,726
431,722	Sysco Corp.	30,794,730
500,633	Tyson Foods, Inc., Class A	29,997,929
451,657	Walgreens Boots Alliance, Inc.	36,028,679
331,696	Walmart, Inc.	33,262,475

		993,289,962

	Energy—5.7%
498,145	Anadarko Petroleum Corp.	26,501,314
698,287	Apache Corp.	26,416,197
1,005,750	Baker Hughes a GE Co.	26,843,468
1,432,149	Cabot Oil & Gas Corp.	34,700,970
270,383	Chevron Corp.	30,188,262
342,289	Cimarex Energy Co.	27,201,707
222,504	Concho Resources, Inc.(b)	30,948,081
431,896	ConocoPhillips	30,189,530
800,173	Devon Energy Corp.	25,925,605
266,148	EOG Resources, Inc.	28,036,030
667,570	EQT Corp.	22,677,353
380,004	Exxon Mobil Corp.	30,278,719
821,727	Halliburton Co.	28,497,492
485,960	Helmerich & Payne, Inc.	30,270,448
475,294	Hess Corp.	27,281,876
450,942	HollyFrontier Corp.	30,411,529
1,757,624	Kinder Morgan, Inc.	29,914,761
1,513,763	Marathon Oil Corp.	28,746,359
376,395	Marathon Petroleum Corp.	26,517,028
716,507	National Oilwell Varco, Inc.	26,367,458
1,166,597	Newfield Exploration Co.(b)	23,565,259
1,068,309	Noble Energy, Inc.	26,547,479
409,119	Occidental Petroleum Corp.	27,439,611
478,121	ONEOK, Inc.	31,364,738
279,383	Phillips 66	28,726,160
184,157	Pioneer Natural Resources Co.	27,120,801
518,377	Schlumberger Ltd.	26,597,924
1,053,503	TechnipFMC PLC (United Kingdom)	27,707,129
270,990	Valero Energy Corp.	24,684,479
1,130,002	Williams Cos., Inc. (The)	27,492,949

		839,160,716

	Financials—13.3%
222,051	Affiliated Managers Group, Inc.	25,238,317
672,340	Aflac, Inc.	28,957,684
313,633	Allstate Corp. (The)	30,020,951
289,810	American Express Co.	29,772,181
596,103	American International Group, Inc.	24,613,093
215,248	Ameriprise Financial, Inc.	27,388,156
206,397	Aon PLC	32,235,083
423,852	Arthur J. Gallagher & Co.	31,369,287
305,479	Assurant, Inc.	29,695,614

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Equal Weight ETF (RSP) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
1,033,851	Bank of America Corp.	$28,430,902
614,580	Bank of New York Mellon Corp. (The)	29,088,071
632,204	BB&T Corp.	31,079,149
144,988	Berkshire Hathaway, Inc., Class B(b)	29,763,137
66,663	BlackRock, Inc.	27,426,491
747,746	Brighthouse Financial, Inc.(b)	29,633,174
320,286	Capital One Financial Corp.	28,601,540
300,587	Cboe Global Markets, Inc.	33,921,243
620,466	Charles Schwab Corp. (The)	28,690,348
229,834	Chubb Ltd.	28,708,565
403,230	Cincinnati Financial Corp.	31,710,007
450,020	Citigroup, Inc.	29,458,309
790,774	Citizens Financial Group, Inc.	29,535,409
181,615	CME Group, Inc.	33,279,133
340,644	Comerica, Inc.	27,782,925
407,806	Discover Financial Services	28,411,844
591,009	E*TRADE Financial Corp.	29,207,665
142,109	Everest Re Group Ltd.	30,959,867
1,093,849	Fifth Third Bancorp	29,522,984
994,422	Franklin Resources, Inc.	30,329,871
138,468	Goldman Sachs Group, Inc. (The)	31,206,533
636,859	Hartford Financial Services Group, Inc. (The)	28,926,136
2,025,029	Huntington Bancshares, Inc.	29,018,666
407,107	Intercontinental Exchange, Inc.	31,363,523
1,336,502	Invesco Ltd.(d)	29,015,458
1,343,551	Jefferies Financial Group, Inc.	28,846,040
279,655	JPMorgan Chase & Co.	30,487,988
1,591,902	KeyCorp	28,908,940
472,075	Lincoln National Corp.	28,414,194
620,030	Loews Corp.	28,868,597
185,386	M&T Bank Corp.	30,664,698
365,818	Marsh & McLennan Cos., Inc.	31,003,075
682,203	MetLife, Inc.	28,099,942
173,033	Moody’s Corp.	25,172,841
654,985	Morgan Stanley	29,906,615
174,242	MSCI, Inc.	26,202,512
349,884	Nasdaq, Inc.	30,338,442
304,793	Northern Trust Corp.	28,671,877
1,779,273	People’s United Financial, Inc.	27,863,415
226,042	PNC Financial Services Group, Inc. (The)	29,044,137
550,926	Principal Financial Group, Inc.	25,932,087
465,155	Progressive Corp. (The)	32,421,303
315,947	Prudential Financial, Inc.	29,629,510
342,954	Raymond James Financial, Inc.	26,301,142
1,662,537	Regions Financial Corp.	28,213,253
148,377	S&P Global, Inc.	27,052,095
363,659	State Street Corp.	25,001,556
462,777	SunTrust Banks, Inc.	28,997,607
98,914	SVB Financial Group(b)	23,465,368
973,981	Synchrony Financial	28,128,571
287,624	T. Rowe Price Group, Inc.	27,896,652
361,527	Torchmark Corp.	30,606,876
241,937	Travelers Cos., Inc. (The)	30,273,577
860,255	Unum Group	31,192,846
586,268	US Bancorp	30,644,228
580,014	Wells Fargo & Co.	30,874,145

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
216,020	Willis Towers Watson PLC	$30,925,423
607,979	Zions Bancorp NA	28,605,412

		1,953,016,280

	Health Care—12.7%
458,550	Abbott Laboratories	31,612,437
331,779	AbbVie, Inc.	25,828,995
80,233	ABIOMED, Inc.(b)	27,375,500
154,744	Aetna, Inc.	30,701,210
461,055	Agilent Technologies, Inc.	29,871,753
265,499	Alexion Pharmaceuticals, Inc.(b)	29,754,473
80,191	Align Technology, Inc.(b)	17,738,249
168,654	Allergan PLC	26,649,019
369,131	AmerisourceBergen Corp.	32,483,528
155,948	Amgen, Inc.	30,065,215
117,221	Anthem, Inc.	32,302,591
408,604	Baxter International, Inc.	25,541,836
119,955	Becton, Dickinson and Co.	27,649,627
93,716	Biogen, Inc.(b)	28,514,967
849,011	Boston Scientific Corp.(b)	30,683,258
516,954	Bristol-Myers Squibb Co.	26,126,855
609,289	Cardinal Health, Inc.	30,830,023
364,166	Celgene Corp.(b)	26,074,286
215,884	Centene Corp.(b)	28,134,003
488,759	Cerner Corp.(b)	27,996,116
160,906	Cigna Corp.	34,403,312
119,042	Cooper Cos., Inc. (The)	30,749,739
412,714	CVS Health Corp.	29,876,366
296,978	Danaher Corp.	29,519,613
447,186	DaVita, Inc.(b)	30,113,505
826,177	DENTSPLY SIRONA, Inc.	28,610,509
214,472	Edwards Lifesciences Corp.(b)	31,656,067
296,770	Eli Lilly & Co.	32,181,739
341,680	Express Scripts Holding Co.(b)	33,132,710
432,607	Gilead Sciences, Inc.	29,495,145
234,782	HCA Healthcare, Inc.	31,350,440
376,285	Henry Schein, Inc.(b)	31,231,655
800,787	Hologic, Inc.(b)	31,222,685
94,134	Humana, Inc.	30,161,475
126,090	IDEXX Laboratories, Inc.(b)	26,746,211
88,621	Illumina, Inc.(b)	27,574,424
466,181	Incyte Corp.(b)	30,217,852
55,004	Intuitive Surgical, Inc.(b)	28,666,985
250,584	IQVIA Holdings, Inc.(b)	30,804,291
227,577	Johnson & Johnson	31,858,504
183,514	Laboratory Corp. of America Holdings(b)	29,463,173
246,866	McKesson Corp.	30,799,002
327,232	Medtronic PLC	29,391,978
448,299	Merck & Co., Inc.	32,999,289
52,023	Mettler-Toledo International, Inc.(b)	28,447,217
846,899	Mylan NV(b)	26,465,594
535,769	Nektar Therapeutics(b)	20,723,545
331,573	PerkinElmer, Inc.	28,674,433
425,531	Perrigo Co. PLC	29,914,829
730,392	Pfizer, Inc.	31,450,680
289,698	Quest Diagnostics, Inc.	27,263,479
80,959	Regeneron Pharmaceuticals, Inc.(b)	27,464,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Equal Weight ETF (RSP) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
277,988	ResMed, Inc.	$29,444,489
186,180	Stryker Corp.	30,202,120
129,247	Thermo Fisher Scientific, Inc.	30,198,562
119,594	UnitedHealth Group, Inc.	31,255,892
252,266	Universal Health Services, Inc., Class B	30,665,455
284,090	Varian Medical Systems, Inc.(b)	33,911,823
175,240	Vertex Pharmaceuticals, Inc.(b)	29,696,170
161,807	Waters Corp.(b)	30,693,170
104,087	WellCare Health Plans, Inc.(b)	28,726,971
244,040	Zimmer Biomet Holdings, Inc.	27,720,504
356,607	Zoetis, Inc.	32,148,121

		1,853,228,195

	Industrials—13.4%
150,961	3M Co.	28,721,840
534,753	A.O. Smith Corp.	24,347,304
460,639	Alaska Air Group, Inc.	28,292,447
361,497	Allegion PLC	30,991,138
798,794	American Airlines Group, Inc.	28,021,694
392,717	AMETEK, Inc.	26,343,456
1,398,947	Arconic, Inc.	28,440,592
87,161	Boeing Co. (The)	30,929,952
317,165	C.H. Robinson Worldwide, Inc.	28,237,200
219,078	Caterpillar, Inc.	26,578,543
148,062	Cintas Corp.	26,928,036
489,622	Copart, Inc.(b)	23,947,412
432,011	CSX Corp.	29,748,277
221,087	Cummins, Inc.	30,220,382
214,820	Deere & Co.	29,095,221
547,924	Delta Air Lines, Inc.	29,987,881
358,782	Dover Corp.	29,721,501
364,256	Eaton Corp. PLC	26,106,228
409,405	Emerson Electric Co.	27,790,411
232,222	Equifax, Inc.	23,556,600
415,313	Expeditors International of Washington, Inc.	27,900,727
549,632	Fastenal Co.	28,256,581
122,797	FedEx Corp.	27,057,091
571,248	Flowserve Corp.	26,220,283
548,797	Fluor Corp.	24,070,236
364,966	Fortive Corp.	27,098,725
574,384	Fortune Brands Home & Security, Inc.	25,749,635
156,802	General Dynamics Corp.	27,060,889
2,503,353	General Electric Co.	25,283,865
192,721	Harris Corp.	28,659,540
199,963	Honeywell International, Inc.	28,958,642
125,492	Huntington Ingalls Industries, Inc.	27,417,492
575,761	IHS Markit Ltd.(b)	30,244,725
219,093	Illinois Tool Works, Inc.	27,949,694
307,034	Ingersoll-Rand PLC	29,456,842
254,855	J.B. Hunt Transport Services, Inc.	28,189,512
418,907	Jacobs Engineering Group, Inc.	31,455,727
835,313	Johnson Controls International PLC	26,704,957
270,748	Kansas City Southern	27,605,466
146,834	L3 Technologies, Inc.	27,820,638
94,531	Lockheed Martin Corp.	27,777,934
817,559	Masco Corp.	24,526,770
1,160,624	Nielsen Holdings PLC	30,153,012

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
174,800	Norfolk Southern Corp.	$29,336,684
103,283	Northrop Grumman Corp.	27,054,982
451,352	PACCAR, Inc.	25,821,848
169,631	Parker-Hannifin Corp.	25,721,149
720,280	Pentair PLC (United Kingdom)	28,919,242
918,490	Quanta Services, Inc.(b)	28,656,888
156,244	Raytheon Co.	27,348,950
423,676	Republic Services, Inc.	30,792,772
442,711	Robert Half International, Inc.	26,797,297
165,720	Rockwell Automation, Inc.	27,299,056
223,056	Rockwell Collins, Inc.	28,555,629
507,629	Rollins, Inc.	30,051,637
100,562	Roper Technologies, Inc.	28,448,990
170,285	Snap-on, Inc.	26,213,673
508,539	Southwest Airlines Co.	24,969,265
214,008	Stanley Black & Decker, Inc.	24,936,212
513,045	Stericycle, Inc.(b)	25,636,859
449,826	Textron, Inc.	24,124,168
85,804	TransDigm Group, Inc.(b)	28,336,771
199,290	Union Pacific Corp.	29,140,184
351,495	United Continental Holdings, Inc.(b)	30,056,337
263,682	United Parcel Service, Inc., Class B	28,092,680
186,043	United Rentals, Inc.(b)	22,338,183
230,397	United Technologies Corp.	28,617,611
261,005	Verisk Analytics, Inc.(b)	31,278,839
87,967	W.W. Grainger, Inc.	24,979,989
340,743	Waste Management, Inc.	30,486,276
392,302	Xylem, Inc.	25,727,165

		1,963,364,434

	Information Technology—12.9%
182,642	Accenture PLC, Class A	28,788,032
115,597	Adobe, Inc.(b)	28,409,119
970,094	Advanced Micro Devices, Inc.(b)	17,665,412
418,760	Akamai Technologies, Inc.(b)	30,255,410
131,401	Alliance Data Systems Corp.	27,092,258
327,918	Amphenol Corp., Class A	29,348,661
343,066	Analog Devices, Inc.	28,718,055
167,491	ANSYS, Inc.(b)	25,048,279
139,725	Apple, Inc.	30,580,213
811,836	Applied Materials, Inc.	26,693,168
117,002	Arista Networks, Inc.(b)	26,951,411
209,772	Autodesk, Inc.(b)	27,113,031
212,084	Automatic Data Processing, Inc.	30,557,063
134,331	Broadcom, Inc.	30,021,635
230,563	Broadridge Financial Solutions, Inc.	26,962,037
720,665	CA, Inc.	31,968,699
686,208	Cadence Design Systems, Inc.(b)	30,584,291
669,710	Cisco Systems, Inc.	30,639,232
282,593	Citrix Systems, Inc.(b)	28,957,305
412,054	Cognizant Technology Solutions Corp., Class A	28,444,088
900,044	Corning, Inc.	28,756,406
343,331	DXC Technology Co.	25,004,797
163,172	F5 Networks, Inc.(b)	28,600,788
288,213	Fidelity National Information Services, Inc.	30,002,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Equal Weight ETF (RSP) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
390,335	Fiserv, Inc.(b)	$30,953,565
141,514	FleetCor Technologies, Inc.(b)	28,307,045
504,531	FLIR Systems, Inc.	23,364,831
387,368	Fortinet, Inc.(b)	31,833,902
200,666	Gartner, Inc.(b)	29,602,248
246,924	Global Payments, Inc.	28,206,129
1,914,525	Hewlett Packard Enterprise Co.	29,196,506
1,267,775	HP, Inc.	30,604,088
697,034	Intel Corp.	32,676,954
212,526	International Business Machines Corp.	24,531,876
139,529	Intuit, Inc.	29,440,619
199,147	IPG Photonics Corp.(b)	26,596,082
1,138,024	Juniper Networks, Inc.	33,309,962
303,847	KLA-Tencor Corp.	27,814,154
206,853	Lam Research Corp.	29,317,276
145,686	Mastercard, Inc., Class A	28,797,752
379,655	Microchip Technology, Inc.(c)	24,973,706
716,507	Micron Technology, Inc.(b)	27,026,644
276,491	Microsoft Corp.	29,532,004
250,431	Motorola Solutions, Inc.	30,692,823
370,203	NetApp, Inc.	29,057,233
114,829	NVIDIA Corp.	24,209,398
644,545	Oracle Corp.	31,479,578
426,799	Paychex, Inc.	27,951,067
349,689	PayPal Holdings, Inc.(b)	29,440,317
419,096	Qorvo, Inc.(b)	30,807,747
422,784	QUALCOMM, Inc.	26,588,886
213,251	Red Hat, Inc.(b)	36,602,402
198,579	salesforce.com, Inc.(b)	27,252,982
657,299	Seagate Technology PLC	26,443,139
361,778	Skyworks Solutions, Inc.	31,387,859
1,584,733	Symantec Corp.	28,762,904
309,059	Synopsys, Inc.(b)	27,670,052
345,906	TE Connectivity Ltd.	26,088,231
301,285	Texas Instruments, Inc.	27,968,287
321,209	Total System Services, Inc.	29,278,200
193,948	VeriSign, Inc.(b)	27,645,348
214,717	Visa, Inc., Class A	29,598,738
557,247	Western Digital Corp.	24,000,628
1,694,738	Western Union Co. (The)	30,573,074
1,116,452	Xerox Corp.	31,115,517
409,259	Xilinx, Inc.	34,938,441

		1,892,800,557

	Materials—4.7%
185,680	Air Products & Chemicals, Inc.	28,659,708
314,551	Albemarle Corp.	31,209,750
287,313	Avery Dennison Corp.	26,065,035
710,573	Ball Corp.	31,833,670
615,734	CF Industries Holdings, Inc.	29,573,704
455,520	DowDuPont, Inc.	24,561,638
325,650	Eastman Chemical Co.	25,514,678
202,064	Ecolab, Inc.	30,946,102
371,598	FMC Corp.	29,014,372
2,318,688	Freeport-McMoRan, Inc.	27,012,715
232,532	International Flavors & Fragrances, Inc.	33,638,079
596,217	International Paper Co.	27,044,403

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
204,258	Linde PLC (United Kingdom)	$33,798,571
301,430	LyondellBasell Industries NV, Class A	26,908,656
163,641	Martin Marietta Materials, Inc.	28,028,431
1,030,957	Mosaic Co. (The)	31,897,810
1,044,836	Newmont Mining Corp.	32,306,329
507,225	Nucor Corp.	29,987,142
277,328	Packaging Corp. of America	25,461,484
283,018	PPG Industries, Inc.	29,742,362
763,076	Sealed Air Corp.	24,693,139
66,801	Sherwin-Williams Co. (The)	26,284,190
285,438	Vulcan Materials Co.	28,869,199
568,623	WestRock Co.	24,433,730

		687,484,897

	Real Estate—6.6%
249,818	Alexandria Real Estate Equities, Inc. REIT	30,535,254
213,091	American Tower Corp. REIT	33,201,709
719,315	Apartment Investment & Management Co., Class A REIT	30,959,318
173,171	AvalonBay Communities, Inc. REIT	30,370,730
252,024	Boston Properties, Inc. REIT	30,434,418
678,695	CBRE Group, Inc., Class A(b)	27,344,621
284,617	Crown Castle International Corp. REIT	30,949,253
260,452	Digital Realty Trust, Inc. REIT	26,894,273
1,088,763	Duke Realty Corp. REIT	30,017,196
70,833	Equinix, Inc. REIT	26,827,290
468,002	Equity Residential REIT	30,401,410
128,851	Essex Property Trust, Inc. REIT	32,313,254
358,998	Extra Space Storage, Inc. REIT	32,331,360
244,912	Federal Realty Investment Trust REIT	30,381,334
1,206,916	HCP, Inc. REIT	33,250,536
1,471,646	Host Hotels & Resorts, Inc. REIT	28,123,155
890,364	Iron Mountain, Inc. REIT	27,254,042
1,901,896	Kimco Realty Corp. REIT	30,601,507
557,353	Macerich Co. (The) REIT	28,770,562
310,361	Mid-America Apartment Communities, Inc. REIT	30,325,373
472,146	Prologis, Inc. REIT	30,439,253
153,662	Public Storage REIT	31,572,931
550,542	Realty Income Corp. REIT	33,181,166
491,013	Regency Centers Corp. REIT	31,110,584
197,321	SBA Communications Corp. REIT(b)	31,999,546
173,932	Simon Property Group, Inc. REIT	31,920,001
314,683	SL Green Realty Corp. REIT	28,717,971
789,710	UDR, Inc. REIT	30,948,735
548,604	Ventas, Inc. REIT	31,840,976
423,143	Vornado Realty Trust REIT	28,807,575
477,975	Welltower, Inc. REIT	31,579,808
931,934	Weyerhaeuser Co. REIT	24,817,402

		968,222,543

	Utilities—6.3%
2,316,464	AES Corp. (The)	33,774,045
724,281	Alliant Energy Corp.	31,129,597
485,357	Ameren Corp.	31,344,355
437,238	American Electric Power Co., Inc.	32,075,780
355,769	American Water Works Co., Inc.	31,496,230

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500® Equal Weight ETF (RSP) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
1,097,570	CenterPoint Energy, Inc.	$29,645,366
630,141	CMS Energy Corp.	31,204,582
395,344	Consolidated Edison, Inc.	30,046,144
441,689	Dominion Energy, Inc.	31,545,428
282,644	DTE Energy Co.	31,769,186
388,485	Duke Energy Corp.	32,100,516
464,571	Edison International	32,236,582
378,993	Entergy Corp.	31,816,462
549,567	Evergy, Inc.	30,770,256
499,667	Eversource Energy	31,608,934
720,134	Exelon Corp.	31,549,071
839,100	FirstEnergy Corp.	31,281,648
182,797	NextEra Energy, Inc.	31,532,483
1,280,431	NiSource, Inc.	32,471,730
875,881	NRG Energy, Inc.	31,698,133
675,805	PG&E Corp.(b)	31,634,432
395,045	Pinnacle West Capital Corp.	32,492,451
1,052,503	PPL Corp.	31,996,091
595,877	Public Service Enterprise Group, Inc.	31,837,708
885,196	SCANA Corp.	35,452,100
267,306	Sempra Energy	29,435,737
717,274	Southern Co. (The)	32,298,848
461,395	WEC Energy Group, Inc.	31,559,418
655,847	Xcel Energy, Inc.	32,143,062

		919,946,375

	Total Common Stocks & Other Equity Interests (Cost $12,986,962,095)	14,619,427,706

	Money Market Fund—0.0%
4,119,727	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(e) (Cost $4,119,727)	4,119,727

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $12,991,081,822)—99.9%	14,623,547,433

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.3%
37,126,502	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(e)(f) (Cost $37,126,502)	37,126,502

	Total Investments in Securities (Cost $13,028,208,324)—100.2%	14,660,673,935
	Other assets less liabilities—(0.2)%	(28,986,013)

	Net Assets—100.0%	$14,631,687,922

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Specialty Retail	24.4
Hotels, Restaurants & Leisure	18.7
Textiles, Apparel & Luxury Goods	12.5
Household Durables	11.2
Multi-line Retail	9.9
Internet & Direct Marketing Retail	6.1
Automobiles	5.0
Auto Components	4.5
Distributors	3.0
Leisure Products	2.9
Diversified Consumer Services	1.8
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Auto Components—4.5%
18,268	Aptiv PLC	$1,402,983
35,371	BorgWarner, Inc.	1,393,971
67,136	Goodyear Tire & Rubber Co. (The)	1,413,884

		4,210,838

	Automobiles—5.0%
167,950	Ford Motor Co.	1,603,923
45,831	General Motors Co.	1,676,956
35,851	Harley-Davidson, Inc.	1,370,225

		4,651,104

	Distributors—3.0%
15,575	Genuine Parts Co.	1,525,104
48,418	LKQ Corp.(b)	1,320,359

		2,845,463

	Diversified Consumer Services—1.8%
63,460	H&R Block, Inc.	1,684,228

	Hotels, Restaurants & Leisure—18.7%
24,819	Carnival Corp.	1,390,857
3,229	Chipotle Mexican Grill, Inc.(b)	1,486,406
13,331	Darden Restaurants, Inc.	1,420,418
19,825	Hilton Worldwide Holdings, Inc.	1,410,945
12,169	Marriott International, Inc., Class A	1,422,434
9,869	McDonald’s Corp.	1,745,826
57,338	MGM Resorts International	1,529,778
28,612	Norwegian Cruise Line Holdings Ltd.(b)	1,260,931
12,276	Royal Caribbean Cruises Ltd.	1,285,666
28,988	Starbucks Corp.	1,689,131
11,732	Wynn Resorts Ltd.	1,180,239
18,006	Yum! Brands, Inc.	1,627,922

		17,450,553

Number of Shares		Value
	Common Stocks (continued)
	Household Durables—11.2%
36,909	D.R. Horton, Inc.	$1,327,248
23,094	Garmin Ltd.	1,527,899
34,206	Leggett & Platt, Inc.	1,242,020
30,214	Lennar Corp., Class A	1,298,598
8,483	Mohawk Industries, Inc.(b)	1,058,084
73,140	Newell Brands, Inc.	1,161,463
58,738	PulteGroup, Inc.	1,443,193
12,881	Whirlpool Corp.	1,413,818

		10,472,323

	Internet & Direct Marketing Retail—6.1%
807	Amazon.com, Inc.(b)	1,289,594
827	Booking Holdings, Inc.(b)	1,550,278
46,542	eBay, Inc.(b)	1,351,114
12,233	Expedia Group, Inc.	1,534,385

		5,725,371

	Leisure Products—2.9%
15,031	Hasbro, Inc.	1,378,493
97,072	Mattel, Inc.(b)	1,318,238

		2,696,731

	Multi-line Retail—9.9%
14,573	Dollar General Corp.	1,623,141
18,766	Dollar Tree, Inc.(b)	1,581,974
19,634	Kohl’s Corp.	1,486,883
43,759	Macy’s, Inc.	1,500,496
24,232	Nordstrom, Inc.	1,593,738
18,048	Target Corp.	1,509,354

		9,295,586

	Specialty Retail—24.4%
9,592	Advance Auto Parts, Inc.	1,532,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Specialty Retail (continued)
2,118	AutoZone, Inc.(b)	$1,553,489
20,245	Best Buy Co., Inc.	1,420,389
19,712	CarMax, Inc.(b)	1,338,642
34,066	Foot Locker, Inc.	1,605,871
57,132	Gap, Inc. (The)	1,559,704
7,590	Home Depot, Inc. (The)	1,334,929
54,786	L Brands, Inc.	1,776,162
13,936	Lowe’s Cos., Inc.	1,326,986
4,684	O’Reilly Automotive, Inc.(b)	1,502,393
16,398	Ross Stores, Inc.	1,623,402
12,333	Tiffany & Co.	1,372,663
14,592	TJX Cos., Inc. (The)	1,603,369
18,156	Tractor Supply Co.	1,668,355
5,687	Ulta Beauty, Inc.(b)	1,561,195

		22,779,967

	Textiles, Apparel & Luxury Goods—12.5%
89,719	Hanesbrands, Inc.	1,539,578
21,726	Michael Kors Holdings Ltd.(b)	1,203,838
19,009	NIKE, Inc., Class B	1,426,435
11,373	PVH Corp.	1,373,745
12,048	Ralph Lauren Corp.	1,561,541
31,780	Tapestry, Inc.	1,344,612
43,529	Under Armour, Inc., Class C(b)	863,180
42,981	Under Armour, Inc., Class A(b)	950,310
17,409	VF Corp.	1,442,858

		11,706,097

	Total Common Stocks (Cost $103,052,403)	93,518,261

	Money Market Fund—0.0%
8,175	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $8,175)	8,175

	Total Investments in Securities (Cost $103,060,578)—100.0%	93,526,436
	Other assets less liabilities—0.0%	44,633

	Net Assets—100.0%	$93,571,069

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Food Products	36.7
Beverages	18.5
Food & Staples Retailing	16.6
Household Products	15.3
Tobacco	6.9
Personal Products	5.9
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Beverages—18.5%
348,872	Brown-Forman Corp., Class B	$16,166,728
378,385	Coca-Cola Co. (The)	18,117,074
82,063	Constellation Brands, Inc., Class A	16,349,411
275,605	Molson Coors Brewing Co., Class B	17,638,720
292,320	Monster Beverage Corp.(b)	15,449,112
151,889	PepsiCo, Inc.	17,069,286

		100,790,331

	Food & Staples Retailing—16.6%
73,932	Costco Wholesale Corp.	16,903,073
625,964	Kroger Co. (The)	18,628,689
236,632	Sysco Corp.	16,878,960
247,608	Walgreens Boots Alliance, Inc.	19,751,690
183,970	Walmart, Inc.	18,448,512

		90,610,924

	Food Products—36.7%
347,757	Archer-Daniels-Midland Co.	16,431,518
421,453	Campbell Soup Co.	15,766,557
454,948	Conagra Brands, Inc.	16,196,149
364,441	General Mills, Inc.	15,962,516
164,215	Hershey Co. (The)	17,595,637
415,318	Hormel Foods Corp.	18,124,477
156,661	JM Smucker Co. (The)	16,969,520
232,523	Kellogg Co.	15,225,606
295,097	Kraft Heinz Co. (The)	16,221,482
131,545	McCormick & Co., Inc.	18,942,480
397,302	Mondelez International, Inc., Class A	16,678,738
274,477	Tyson Foods, Inc., Class A	16,446,662

		200,561,342

	Household Products—15.3%
292,223	Church & Dwight Co., Inc.	17,349,280
114,953	Clorox Co. (The)	17,064,773
255,947	Colgate-Palmolive Co.	15,241,644
149,435	Kimberly-Clark Corp.	15,586,070
208,133	Procter & Gamble Co. (The)	18,457,234

		83,699,001

Number of Shares		Value
	Common Stocks (continued)
	Personal Products—5.9%
1,461,114	Coty, Inc., Class A	$15,414,753
123,480	Estee Lauder Cos., Inc. (The), Class A	16,971,091

		32,385,844

	Tobacco—6.9%
280,357	Altria Group, Inc.	18,234,419
219,362	Philip Morris International, Inc.	19,319,212

		37,553,631

	Total Common Stocks (Cost $555,311,099)	545,601,073

	Money Market Fund—0.0%
150,289	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $150,289)	150,289

	Total Investments in Securities (Cost $555,461,388)—99.9%	545,751,362
	Other assets less liabilities—0.1%	549,414

	Net Assets—100.0%	$546,300,776

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500® Equal Weight Energy ETF (RYE)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Oil, Gas & Consumable Fuels	80.3
Energy Equipment & Services	19.7
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Energy Equipment & Services—19.7%
274,215	Baker Hughes a GE Co.	$7,318,798
224,025	Halliburton Co.	7,769,187
132,507	Helmerich & Payne, Inc.	8,253,861
195,349	National Oilwell Varco, Inc.	7,188,843
141,341	Schlumberger Ltd.	7,252,207
287,224	TechnipFMC PLC (United Kingdom)	7,553,991

		45,336,887

	Oil, Gas & Consumable Fuels—80.3%
137,345	Anadarko Petroleum Corp.	7,306,754
190,364	Apache Corp.	7,201,470
394,802	Cabot Oil & Gas Corp.	9,566,052
73,730	Chevron Corp.	8,231,955
94,388	Cimarex Energy Co.	7,501,014
61,330	Concho Resources, Inc.(b)	8,530,390
117,744	ConocoPhillips	8,230,306
218,150	Devon Energy Corp.	7,068,060
73,453	EOG Resources, Inc.	7,737,539
182,002	EQT Corp.	6,182,608
104,364	Exxon Mobil Corp.	8,315,724
131,107	Hess Corp.	7,525,542
122,942	HollyFrontier Corp.	8,291,208
479,186	Kinder Morgan, Inc.	8,155,746
414,472	Marathon Oil Corp.	7,870,823
102,612	Marathon Petroleum Corp.	7,229,015
318,051	Newfield Exploration Co.(b)	6,424,630
294,559	Noble Energy, Inc.	7,319,791
111,552	Occidental Petroleum Corp.	7,481,793
130,350	ONEOK, Inc.	8,550,960
76,179	Phillips 66	7,832,725
50,782	Pioneer Natural Resources Co.	7,478,665
73,886	Valero Energy Corp.	6,730,276
308,088	Williams Cos., Inc. (The)	7,495,781

		184,258,827

	Total Investments in Securities (Cost $281,671,119)—100.0%	229,595,714
	Other assets less liabilities—(0.0)%	(14,271)

	Net Assets—100.0%	$229,581,443

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P 500® Equal Weight Financials ETF (RYF)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Insurance	33.6
Capital Markets	30.8
Banks	26.7
Consumer Finance	5.9
Diversified Financial Services	3.0
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Banks—26.7%
188,562	Bank of America Corp.	$5,185,455
114,049	BB&T Corp.	5,606,649
81,514	Citigroup, Inc.	5,335,906
142,666	Citizens Financial Group, Inc.	5,328,575
61,451	Comerica, Inc.	5,011,944
197,327	Fifth Third Bancorp	5,325,856
365,675	Huntington Bancshares, Inc.	5,240,123
50,457	JPMorgan Chase & Co.	5,500,822
287,188	KeyCorp	5,215,334
33,446	M&T Bank Corp.	5,532,303
320,996	People’s United Financial, Inc.	5,026,797
40,788	PNC Financial Services Group, Inc. (The)	5,240,850
303,238	Regions Financial Corp.	5,145,949
83,490	SunTrust Banks, Inc.	5,231,483
17,943	SVB Financial Group(b)	4,256,618
105,776	US Bancorp	5,528,912
105,056	Wells Fargo & Co.	5,592,131
109,680	Zions Bancorp NA	5,160,444

		94,466,151

	Capital Markets—30.8%
40,056	Affiliated Managers Group, Inc.	4,552,765
38,831	Ameriprise Financial, Inc.	4,940,856
111,350	Bank of New York Mellon Corp. (The)	5,270,196
12,027	BlackRock, Inc.	4,948,148
55,193	Cboe Global Markets, Inc.	6,228,530
112,418	Charles Schwab Corp. (The)	5,198,208
33,222	CME Group, Inc.	6,087,599
106,622	E*TRADE Financial Corp.	5,269,259
179,404	Franklin Resources, Inc.	5,471,822
25,091	Goldman Sachs Group, Inc. (The)	5,654,759
73,762	Intercontinental Exchange, Inc.	5,682,625
241,115	Invesco Ltd.(c)	5,234,607
31,545	Moody’s Corp.	4,589,167
118,833	Morgan Stanley	5,425,915
31,430	MSCI, Inc.	4,726,443
63,113	Nasdaq, Inc.	5,472,528
54,985	Northern Trust Corp.	5,172,439
62,132	Raymond James Financial, Inc.	4,764,903
26,765	S&P Global, Inc.	4,879,795

Number of Shares		Value
	Common Stocks (continued)
	Capital Markets (continued)
65,887	State Street Corp.	$4,529,731
51,887	T. Rowe Price Group, Inc.	5,032,520

		109,132,815

	Consumer Finance—5.9%
52,493	American Express Co.	5,392,606
58,439	Capital One Financial Corp.	5,218,603
73,884	Discover Financial Services	5,147,498
175,715	Synchrony Financial	5,074,649

		20,833,356

	Diversified Financial Services—3.0%
26,468	Berkshire Hathaway, Inc., Class B(b)	5,433,351
245,141	Jefferies Financial Group, Inc.	5,263,177

		10,696,528

	Insurance—33.6%
121,300	Aflac, Inc.	5,224,391
57,273	Allstate Corp. (The)	5,482,172
107,537	American International Group, Inc.	4,440,203
37,842	Aon PLC	5,910,164
76,792	Arthur J. Gallagher & Co.	5,683,376
55,372	Assurant, Inc.	5,382,712
137,043	Brighthouse Financial, Inc.(b)	5,431,014
41,463	Chubb Ltd.	5,179,143
73,632	Cincinnati Financial Corp.	5,790,420
25,637	Everest Re Group Ltd.	5,585,277
115,397	Hartford Financial Services Group, Inc. (The)	5,241,332
85,526	Lincoln National Corp.	5,147,810
112,328	Loews Corp.	5,229,992
65,998	Marsh & McLennan Cos., Inc.	5,593,330
123,303	MetLife, Inc.	5,078,851
100,995	Principal Financial Group, Inc.	4,753,835
84,263	Progressive Corp. (The)	5,873,131
57,586	Prudential Financial, Inc.	5,400,415
66,222	Torchmark Corp.	5,606,354
44,231	Travelers Cos., Inc. (The)	5,534,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P 500® Equal Weight Financials ETF (RYF) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Insurance (continued)
155,893	Unum Group	$5,652,680
39,156	Willis Towers Watson PLC	5,605,573

		118,826,800

	Total Investments in Securities (Cost $373,556,778)—100.0%	353,955,650
	Other assets less liabilities—(0.0)%	(20,234)

	Net Assets—100.0%	$353,935,416

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500® Equal Weight Health Care ETF (RYH)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Health Care Providers & Services	29.8
Health Care Equipment & Supplies	28.0
Pharmaceuticals	15.7
Biotechnology	13.9
Life Sciences Tools & Services	11.1
Health Care Technology	1.5
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—13.9%
124,918	AbbVie, Inc.	$9,724,866
101,118	Alexion Pharmaceuticals, Inc.(b)	11,332,294
59,588	Amgen, Inc.	11,487,971
35,291	Biogen, Inc.(b)	10,737,993
137,113	Celgene Corp.(b)	9,817,291
162,880	Gilead Sciences, Inc.	11,105,158
175,534	Incyte Corp.(b)	11,378,114
30,477	Regeneron Pharmaceuticals, Inc.(b)	10,339,017
66,768	Vertex Pharmaceuticals, Inc.(b)	11,314,505

		97,237,209

	Health Care Equipment & Supplies—28.0%
174,688	Abbott Laboratories	12,042,991
30,208	ABIOMED, Inc.(b)	10,306,970
30,634	Align Technology, Inc.(b)	6,776,241
153,844	Baxter International, Inc.	9,616,788
45,858	Becton, Dickinson and Co.	10,570,269
319,661	Boston Scientific Corp.(b)	11,552,548
45,459	Cooper Cos., Inc. (The)	11,742,514
111,838	Danaher Corp.	11,116,697
311,092	DENTSPLY SIRONA, Inc.	10,773,116
80,763	Edwards Lifesciences Corp.(b)	11,920,619
301,517	Hologic, Inc.(b)	11,756,148
48,206	IDEXX Laboratories, Inc.(b)	10,225,457
21,029	Intuitive Surgical, Inc.(b)	10,959,894
123,206	Medtronic PLC	11,066,363
104,632	ResMed, Inc.	11,082,621
70,101	Stryker Corp.	11,371,784
106,964	Varian Medical Systems, Inc.(b)	12,768,293
91,890	Zimmer Biomet Holdings, Inc.	10,437,785

		196,087,098

	Health Care Providers & Services—29.8%
58,950	Aetna, Inc.	11,695,680
139,238	AmerisourceBergen Corp.	12,252,944
44,140	Anthem, Inc.	12,163,660
229,408	Cardinal Health, Inc.	11,608,045
82,292	Centene Corp.(b)	10,724,293

Number of Shares		Value
	Common Stocks (continued)
	Health Care Providers & Services (continued)
61,259	Cigna Corp.	$13,097,787
155,404	CVS Health Corp.	11,249,696
168,864	DaVita, Inc.(b)	11,371,302
130,170	Express Scripts Holding Co.(b)	12,622,585
89,443	HCA Healthcare, Inc.	11,943,324
143,328	Henry Schein, Inc.(b)	11,896,224
35,442	Humana, Inc.	11,355,971
69,095	Laboratory Corp. of America Holdings(b)	11,093,202
92,970	McKesson Corp.	11,598,937
110,474	Quest Diagnostics, Inc.	10,396,708
45,050	UnitedHealth Group, Inc.	11,773,817
94,964	Universal Health Services, Inc., Class B	11,543,824
39,654	WellCare Health Plans, Inc.(b)	10,944,107

		209,332,106

	Health Care Technology—1.5%
184,049	Cerner Corp.(b)	10,542,327

	Life Sciences Tools & Services—11.1%
173,597	Agilent Technologies, Inc.	11,247,350
33,847	Illumina, Inc.(b)	10,531,494
94,416	IQVIA Holdings, Inc.(b)	11,606,559
19,593	Mettler-Toledo International, Inc.(b)	10,713,844
124,840	PerkinElmer, Inc.	10,796,163
49,394	Thermo Fisher Scientific, Inc.	11,540,908
60,927	Waters Corp.(b)	11,557,243

		77,993,561

	Pharmaceuticals—15.7%
63,501	Allergan PLC	10,033,793
196,938	Bristol-Myers Squibb Co.	9,953,247
113,002	Eli Lilly & Co.	12,253,937
85,684	Johnson & Johnson	11,994,903
170,794	Merck & Co., Inc.	12,572,146
318,894	Mylan NV(b)	9,965,438
201,724	Nektar Therapeutics(b)	7,802,684
162,195	Perrigo Co. PLC	11,402,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P 500® Equal Weight Health Care ETF (RYH) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Pharmaceuticals (continued)
278,216	Pfizer, Inc.	$11,979,981
134,278	Zoetis, Inc.	12,105,162

		110,063,599

	Total Common Stocks (Cost $649,156,767)	701,255,900

	Money Market Fund—0.0%
308,521	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $308,521)	308,521

	Total Investments in Securities (Cost $649,465,288)—100.0%	701,564,421
	Other assets less liabilities—0.0%	112,228

	Net Assets—100.0%	$701,676,649

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500® Equal Weight Industrials ETF (RGI)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Machinery	19.5
Aerospace & Defense	18.4
Commercial Services & Supplies	8.6
Road & Rail	7.3
Professional Services	7.2
Airlines	7.2
Building Products	6.7
Air Freight & Logistics	5.7
Industrial Conglomerates	5.7
Electrical Equipment	5.4
Construction & Engineering	4.3
Trading Companies & Distributors	3.9
Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Aerospace & Defense—18.4%
186,543	Arconic, Inc.	$3,792,419
11,763	Boeing Co. (The)	4,174,218
21,109	General Dynamics Corp.	3,642,991
25,697	Harris Corp.	3,821,401
16,736	Huntington Ingalls Industries, Inc.	3,656,481
19,581	L3 Technologies, Inc.	3,710,012
12,604	Lockheed Martin Corp.	3,703,686
13,772	Northrop Grumman Corp.	3,607,576
20,833	Raytheon Co.	3,646,608
29,913	Rockwell Collins, Inc.	3,829,462
59,978	Textron, Inc.	3,216,620
11,439	TransDigm Group, Inc.(b)	3,777,730
30,717	United Technologies Corp.	3,815,359

		48,394,563

	Air Freight & Logistics—5.7%
42,289	C.H. Robinson Worldwide, Inc.	3,764,990
56,145	Expeditors International of Washington, Inc.	3,771,821
16,571	FedEx Corp.	3,651,254
35,158	United Parcel Service, Inc., Class B	3,745,733

		14,933,798

	Airlines—7.2%
61,423	Alaska Air Group, Inc.	3,772,601
106,508	American Airlines Group, Inc.	3,736,301
73,066	Delta Air Lines, Inc.	3,998,902
67,800	Southwest Airlines Co.	3,328,980
46,858	United Continental Holdings, Inc.(b)	4,006,827

		18,843,611

Number of Shares		Value
	Common Stocks (continued)
	Building Products—6.7%
71,305	A.O. Smith Corp.	$3,246,517
48,196	Allegion PLC	4,131,843
76,596	Fortune Brands Home & Security, Inc.	3,433,799
111,386	Johnson Controls International PLC	3,561,010
110,831	Masco Corp.	3,324,930

		17,698,099

	Commercial Services & Supplies—8.6%
19,735	Cintas Corp.	3,589,204
65,288	Copart, Inc.(b)	3,193,236
56,489	Republic Services, Inc.	4,105,620
68,584	Rollins, Inc.	4,060,173
68,413	Stericycle, Inc.(b)	3,418,598
45,993	Waste Management, Inc.	4,114,994

		22,481,825

	Construction & Engineering—4.3%
73,179	Fluor Corp.	3,209,631
55,853	Jacobs Engineering Group, Inc.	4,194,002
122,473	Quanta Services, Inc.(b)	3,821,157

		11,224,790

	Electrical Equipment—5.4%
52,364	AMETEK, Inc.	3,512,577
48,566	Eaton Corp. PLC	3,480,725
54,586	Emerson Electric Co.	3,705,298
22,091	Rockwell Automation, Inc.	3,639,050

		14,337,650

	Industrial Conglomerates—5.7%
20,360	3M Co.	3,873,694
333,805	General Electric Co.	3,371,431

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500® Equal Weight Industrials ETF (RGI) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Industrial Conglomerates (continued)
26,431	Honeywell International, Inc.	$3,827,737
13,618	Roper Technologies, Inc.	3,852,532

		14,925,394

	Machinery—19.5%
29,212	Caterpillar, Inc.	3,544,000
29,558	Cummins, Inc.	4,040,283
28,644	Deere & Co.	3,879,543
47,838	Dover Corp.	3,962,900
76,169	Flowserve Corp.	3,496,157
48,661	Fortive Corp.	3,613,079
29,214	Illinois Tool Works, Inc.	3,726,830
40,935	Ingersoll-Rand PLC	3,927,304
60,173	PACCAR, Inc.	3,442,497
22,616	Parker-Hannifin Corp.	3,429,264
96,046	Pentair PLC (United Kingdom)	3,856,247
22,705	Snap-on, Inc.	3,495,208
28,533	Stanley Black & Decker, Inc.	3,324,665
52,301	Xylem, Inc.	3,429,900

		51,167,877

	Professional Services—7.2%
30,968	Equifax, Inc.	3,141,394
76,761	IHS Markit Ltd.(b)	4,032,255
154,760	Nielsen Holdings PLC	4,020,665
59,033	Robert Half International, Inc.	3,573,268
34,798	Verisk Analytics, Inc.(b)	4,170,192

		18,937,774

	Road & Rail—7.3%
57,604	CSX Corp.	3,966,612
33,981	J.B. Hunt Transport Services, Inc.	3,758,638
36,102	Kansas City Southern	3,680,960
23,593	Norfolk Southern Corp.	3,959,613
26,889	Union Pacific Corp.	3,931,710

		19,297,533

	Trading Companies & Distributors—3.9%
73,280	Fastenal Co.	3,767,325
25,053	United Rentals, Inc.(b)	3,008,113
11,902	W.W. Grainger, Inc.	3,379,811

		10,155,249

	Total Investments in Securities (Cost $279,553,516)—99.9%	262,398,163
	Other assets less liabilities—0.1%	302,974

	Net Assets—100.0%	$262,701,137

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500® Equal Weight Materials ETF (RTM)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Chemicals	55.5
Containers & Packaging	23.3
Metals & Mining	13.0
Construction Materials	8.2
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Chemicals—55.5%
35,295	Air Products & Chemicals, Inc.	$5,447,783
58,981	Albemarle Corp.	5,852,095
115,449	CF Industries Holdings, Inc.	5,545,015
86,779	DowDuPont, Inc.	4,679,124
61,053	Eastman Chemical Co.	4,783,502
37,877	Ecolab, Inc.	5,800,863
69,671	FMC Corp.	5,439,912
43,599	International Flavors & Fragrances, Inc.	6,307,031
37,909	Linde PLC (United Kingdom)	6,272,802
56,511	LyondellBasell Industries NV, Class A	5,044,737
193,289	Mosaic Co. (The)	5,980,362
53,055	PPG Industries, Inc.	5,575,550
12,717	Sherwin-Williams Co. (The)	5,003,758

		71,732,534

	Construction Materials—8.2%
30,677	Martin Marietta Materials, Inc.	5,254,356
53,521	Vulcan Materials Co.	5,413,114

		10,667,470

	Containers & Packaging—23.3%
54,569	Avery Dennison Corp.	4,950,500
134,828	Ball Corp.	6,040,294
111,785	International Paper Co.	5,070,568
51,994	Packaging Corp. of America	4,773,569
143,062	Sealed Air Corp.	4,629,486
106,616	WestRock Co.	4,581,290

		30,045,707

	Metals & Mining—13.0%
434,723	Freeport-McMoRan, Inc.	5,064,523
195,896	Newmont Mining Corp.	6,057,104
95,099	Nucor Corp.	5,622,253

		16,743,880

	Total Investments in Securities (Cost $152,332,892)—100.0%	129,189,591
	Other assets less liabilities—(0.0)%	(59,430)

	Net Assets—100.0%	$129,130,161

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Equity REITs	97.1
Real Estate Management & Development	2.8
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Equity REITs—97.1%
4,137	Alexandria Real Estate Equities, Inc. REIT	$505,665
3,569	American Tower Corp. REIT	556,086
11,904	Apartment Investment & Management Co., Class A REIT	512,348
2,866	AvalonBay Communities, Inc. REIT	502,639
4,171	Boston Properties, Inc. REIT	503,690
4,710	Crown Castle International Corp. REIT	512,165
4,310	Digital Realty Trust, Inc. REIT	445,051
18,279	Duke Realty Corp. REIT	503,952
1,172	Equinix, Inc. REIT	443,883
7,745	Equity Residential REIT	503,115
2,133	Essex Property Trust, Inc. REIT	534,914
5,942	Extra Space Storage, Inc. REIT	535,137
4,053	Federal Realty Investment Trust REIT	502,775
19,975	HCP, Inc. REIT	550,311
24,355	Host Hotels & Resorts, Inc. REIT	465,424
14,736	Iron Mountain, Inc. REIT	451,069
31,477	Kimco Realty Corp. REIT	506,465
9,296	Macerich Co. (The) REIT	479,860
5,136	Mid-America Apartment Communities, Inc. REIT	501,839
7,814	Prologis, Inc. REIT	503,769
2,543	Public Storage REIT	522,510
9,111	Realty Income Corp. REIT	549,120
8,126	Regency Centers Corp. REIT	514,863
3,290	SBA Communications Corp. REIT(b)	533,539
2,879	Simon Property Group, Inc. REIT	528,354
5,242	SL Green Realty Corp. REIT	478,385
13,068	UDR, Inc. REIT	512,135
9,080	Ventas, Inc. REIT	527,003
7,003	Vornado Realty Trust REIT	476,764
7,911	Welltower, Inc. REIT	522,680
15,424	Weyerhaeuser Co. REIT	410,741

		15,596,251

	Real Estate Management & Development—2.8%
11,233	CBRE Group, Inc., Class A(b)	452,577

	Total Common Stocks & Other Equity Interests (Cost $16,983,283)	16,048,828

Number of Shares		Value
	Money Market Fund—0.1%
10,034	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $10,034)	$10,034

	Total Investments in Securities (Cost $16,993,317)—100.0%	16,058,862
	Other assets less liabilities—(0.0)%	(3,402)

	Net Assets—100.0%	$16,055,460

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Equal Weight Technology ETF (RYT)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
IT Services	30.3
Semiconductors & Semiconductor Equipment	22.2
Software	22.0
Technology Hardware, Storage & Peripherals	10.6
Communications Equipment	7.9
Electronic Equipment, Instruments & Components	7.1
Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.1%
	Communications Equipment—7.9%
96,900	Arista Networks, Inc.(b)	$22,320,915
554,508	Cisco Systems, Inc.	25,368,741
135,064	F5 Networks, Inc.(b)	23,674,018
943,082	Juniper Networks, Inc.	27,604,010
207,349	Motorola Solutions, Inc.	25,412,693

		124,380,377

	Electronic Equipment, Instruments & Components—7.1%
271,441	Amphenol Corp., Class A	24,293,970
745,213	Corning, Inc.	23,809,555
417,732	FLIR Systems, Inc.	19,345,169
164,882	IPG Photonics Corp.(b)	22,019,991
286,409	TE Connectivity Ltd.	21,600,967

		111,069,652

	IT Services—30.3%
153,134	Accenture PLC, Class A	24,136,981
346,751	Akamai Technologies, Inc.(b)	25,052,760
108,845	Alliance Data Systems Corp.	22,441,662
178,244	Automatic Data Processing, Inc.	25,681,396
190,850	Broadridge Financial Solutions, Inc.	22,317,999
344,568	Cognizant Technology Solutions Corp., Class A	23,785,529
284,271	DXC Technology Co.	20,703,457
238,681	Fidelity National Information Services, Inc.	24,846,692
323,133	Fiserv, Inc.(b)	25,624,447
118,888	FleetCor Technologies, Inc.(b)	23,781,167
168,247	Gartner, Inc.(b)	24,819,797
204,400	Global Payments, Inc.	23,348,612
177,198	International Business Machines Corp.	20,453,965
120,591	Mastercard, Inc., Class A	23,837,223
353,372	Paychex, Inc.	23,142,332
289,534	PayPal Holdings, Inc.(b)	24,375,868
265,949	Total System Services, Inc.	24,241,251
160,608	VeriSign, Inc.(b)	22,893,064

Number of Shares		Value
	Common Stocks (continued)
	IT Services (continued)
177,785	Visa, Inc., Class A	$24,507,662
1,403,295	Western Union Co. (The)	25,315,442

		475,307,306

	Semiconductors & Semiconductor Equipment—22.2%
803,293	Advanced Micro Devices, Inc.(b)	14,627,965
284,056	Analog Devices, Inc.	23,778,328
672,218	Applied Materials, Inc.	22,102,528
111,211	Broadcom, Inc.	24,854,546
577,156	Intel Corp.	27,057,073
251,592	KLA-Tencor Corp.	23,030,732
171,275	Lam Research Corp.	24,274,806
314,399	Microchip Technology, Inc.	20,681,166
593,312	Micron Technology, Inc.(b)	22,379,729
95,081	NVIDIA Corp.	20,045,927
347,024	Qorvo, Inc.(b)	25,509,734
350,030	QUALCOMM, Inc.	22,013,387
299,599	Skyworks Solutions, Inc.	25,993,209
249,466	Texas Instruments, Inc.	23,157,929
338,838	Xilinx, Inc.	28,926,600

		348,433,659

	Software—22.0%
95,686	Adobe, Inc.(b)	23,515,791
138,694	ANSYS, Inc.(b)	20,741,688
173,662	Autodesk, Inc.(b)	22,445,813
596,680	CA, Inc.	26,468,725
568,174	Cadence Design Systems, Inc.(b)	25,323,515
234,007	Citrix Systems, Inc.(b)	23,978,697
333,172	Fortinet, Inc.(b)	27,380,075
115,512	Intuit, Inc.	24,373,032
231,841	Microsoft Corp.	24,762,937
533,678	Oracle Corp.	26,064,834
176,567	Red Hat, Inc.(b)	30,305,960
166,892	salesforce.com, Inc.(b)	22,904,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500® Equal Weight Technology ETF (RYT) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Software (continued)
1,312,217	Symantec Corp.	$23,816,739
255,878	Synopsys, Inc.(b)	22,908,757

		344,990,821

	Technology Hardware, Storage & Peripherals—10.6%
117,422	Apple, Inc.	25,698,979
1,585,267	Hewlett Packard Enterprise Co.	24,175,322
1,049,670	HP, Inc.	25,339,034
306,443	NetApp, Inc.	24,052,711
544,289	Seagate Technology PLC	21,896,746
461,441	Western Digital Corp.	19,874,264
936,364	Xerox Corp.	26,096,465

		167,133,521

	Total Investments in Securities (Cost $1,426,345,432)—100.1%	1,571,315,336
	Other assets less liabilities—(0.1)%	(944,544)

	Net Assets—100.0%	$1,570,370,792

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Equal Weight Utilities ETF (RYU)

October 31, 2018

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Electric Utilities	51.8
Multi-Utilities	37.6
Independent Power & Renewable Electricity Producers	7.1
Water Utilities	3.4
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Electric Utilities—51.8%
119,488	Alliant Energy Corp.	$5,135,594
71,973	American Electric Power Co., Inc.	5,279,939
63,956	Duke Energy Corp.	5,284,684
76,640	Edison International	5,318,050
62,525	Entergy Corp.	5,248,974
90,673	Evergy, Inc.	5,076,781
82,439	Eversource Energy	5,215,091
118,810	Exelon Corp.	5,205,066
138,436	FirstEnergy Corp.	5,160,894
30,159	NextEra Energy, Inc.	5,202,428
111,489	PG&E Corp.(b)	5,218,800
65,173	Pinnacle West Capital Corp.	5,360,479
173,632	PPL Corp.	5,278,413
119,287	Southern Co. (The)	5,371,494
108,203	Xcel Energy, Inc.	5,303,029

		78,659,716

	Independent Power & Renewable Electricity Producers—7.1%
385,624	AES Corp. (The)	5,622,398
144,503	NRG Energy, Inc.	5,229,563

		10,851,961

	Multi-Utilities—37.6%
79,884	Ameren Corp.	5,158,909
180,678	CenterPoint Energy, Inc.	4,880,113
103,715	CMS Energy Corp.	5,135,967
65,079	Consolidated Edison, Inc.	4,946,004
72,714	Dominion Energy, Inc.	5,193,234
46,530	DTE Energy Co.	5,229,972
211,249	NiSource, Inc.	5,357,275
98,306	Public Service Enterprise Group, Inc.	5,252,489
147,615	SCANA Corp.	5,911,981
44,110	Sempra Energy	4,857,393
76,119	WEC Energy Group, Inc.	5,206,539

		57,129,876

Number of Shares		Value
	Common Stocks (continued)
	Water Utilities—3.4%
58,552	American Water Works Co., Inc.	$5,183,609

	Total Common Stocks (Cost $148,235,007)	151,825,162

	Money Market Fund—0.0%
36,032	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $36,032)	36,032

	Total Investments in Securities (Cost $148,271,039)—99.9%	151,861,194
	Other assets less liabilities—0.1%	134,860

	Net Assets—100.0%	$151,996,054

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Financials	15.1
Consumer Discretionary	14.5
Industrials	13.8
Information Technology	13.3
Real Estate	9.3
Health Care	8.7
Materials	7.0
Energy	6.7
Utilities	4.3
Consumer Staples	4.2
Communication Services	3.1
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—3.1%
4,311	AMC Networks, Inc., Class A(b)	$252,538
325	Cable One, Inc.	291,116
10,617	Cars.com, Inc.(b)	277,210
7,164	Cinemark Holdings, Inc.	297,808
4,909	John Wiley & Sons, Inc., Class A	266,264
5,048	Live Nation Entertainment, Inc.(b)	264,011
5,366	Meredith Corp.	276,671
12,613	New York Times Co. (The), Class A	332,983
23,245	TEGNA, Inc.	268,247
9,122	Telephone & Data Systems, Inc.	281,231
3,124	World Wrestling Entertainment, Inc., Class A	226,771

		3,034,850

	Consumer Discretionary—14.5%
5,287	Aaron’s, Inc.	249,176
6,413	Adient PLC	195,084
6,157	Adtalem Global Education, Inc.(b)	311,729
11,194	American Eagle Outfitters, Inc.	258,134
6,150	AutoNation, Inc.(b)	248,952
15,283	Bed Bath & Beyond, Inc.	209,988
6,758	Big Lots, Inc.	280,592
8,226	Boyd Gaming Corp.	218,483
5,671	Brinker International, Inc.	245,838
4,066	Brunswick Corp.	211,391
2,929	Carter’s, Inc.	281,125
5,188	Cheesecake Factory, Inc. (The)	250,788
990	Churchill Downs, Inc.	247,114
1,841	Cracker Barrel Old Country Store, Inc.	292,130
14,118	Dana, Inc.	219,817
2,429	Deckers Outdoor Corp.(b)	308,896
7,906	Delphi Technologies PLC	169,505
7,443	Dick’s Sporting Goods, Inc.	263,259

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
3,566	Dillard’s, Inc., Class A	$251,118
1,004	Domino’s Pizza, Inc.	269,865
3,718	Dunkin’ Brands Group, Inc.	269,778
5,653	Eldorado Resorts, Inc.(b)	206,335
2,120	Five Below, Inc.(b)	241,298
12,054	Gentex Corp.	253,737
483	Graham Holdings Co., Class B	280,647
2,212	Helen of Troy Ltd.(b)	274,553
6,206	International Speedway Corp., Class A	232,787
3,295	Jack in the Box, Inc.	260,074
10,699	KB Home	213,659
2,417	Marriott Vacations Worldwide Corp.	213,880
16,000	Michaels Cos., Inc. (The)(b)	253,600
3,339	Murphy USA, Inc.(b)	269,224
106	NVR, Inc.(b)	237,337
3,040	Ollie’s Bargain Outlet Holdings, Inc.(b)	282,416
5,993	Papa John’s International, Inc.	326,858
9,242	Penn National Gaming, Inc.(b)	224,396
2,534	Polaris Industries, Inc.	225,475
1,582	Pool Corp.	230,577
15,462	Sally Beauty Holdings, Inc.(b)	275,378
10,324	Scientific Games Corp., Class A(b)	229,812
6,520	Service Corp. International	270,384
4,206	Signet Jewelers Ltd.	235,746
4,037	Six Flags Entertainment Corp.	217,433
10,149	Skechers U.S.A., Inc., Class A(b)	289,957
5,677	Sotheby’s(b)	238,434
5,011	Tempur Sealy International, Inc.(b)	231,558
3,831	Texas Roadhouse, Inc.	231,622
2,793	Thor Industries, Inc.	194,505

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P MidCap 400® Equal Weight ETF (EWMC) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
7,509	Toll Brothers, Inc.	$252,753
19,191	TRI Pointe Group, Inc.(b)	228,373
8,450	Tupperware Brands Corp.	296,595
6,493	Urban Outfitters, Inc.(b)	256,214
2,661	Visteon Corp.(b)	210,326
3,764	Weight Watchers International, Inc.(b)	248,800
15,762	Wendy’s Co. (The)	271,737
4,068	Williams-Sonoma, Inc.	241,558
6,547	Wyndham Destinations, Inc.	234,906
4,872	Wyndham Hotels & Resorts, Inc.	240,141

		14,375,847

	Consumer Staples—4.2%
865	Boston Beer Co., Inc. (The), Class A(b)	265,806
2,179	Casey’s General Stores, Inc.	274,794
5,662	Edgewell Personal Care Co.(b)	271,663
4,578	Energizer Holdings, Inc.	269,049
13,536	Flowers Foods, Inc.	261,380
9,918	Hain Celestial Group, Inc. (The)(b)	246,760
2,655	Ingredion, Inc.	268,633
4,061	Lamb Weston Holdings, Inc.	317,408
1,725	Lancaster Colony Corp.	295,630
3,303	Nu Skin Enterprises, Inc., Class A	231,937
2,744	Post Holdings, Inc.(b)	242,624
2,685	Sanderson Farms, Inc.	264,177
9,786	Sprouts Farmers Market, Inc.(b)	263,146
9,425	Tootsie Roll Industries, Inc.	297,547
5,030	TreeHouse Foods, Inc.(b)	229,167
8,236	United Natural Foods, Inc.(b)	178,968

		4,178,689

	Energy—6.7%
6,496	Apergy Corp.(b)	253,279
24,076	Callon Petroleum Co.(b)	240,038
70,164	Chesapeake Energy Corp.(b)	246,276
18,914	CNX Resources Corp.(b)	296,004
2,535	Core Laboratories NV	216,083
15,998	Diamond Offshore Drilling, Inc.(b)	226,852
5,578	Dril-Quip, Inc.(b)	237,400
3,564	Energen Corp.(b)	256,501
37,407	Ensco PLC, Class A	267,086
25,760	Gulfport Energy Corp.(b)	234,673
8,894	Matador Resources Co.(b)	256,503
15,016	McDermott International, Inc.(b)	116,074
9,073	Murphy Oil Corp.	289,066
45,495	Nabors Industries Ltd.	226,110
22,488	Oasis Petroleum, Inc.(b)	226,229
10,720	Oceaneering International, Inc.(b)	203,037
15,663	Patterson-UTI Energy, Inc.	260,632
5,272	PBF Energy, Inc., Class A	220,633
26,612	QEP Resources, Inc.(b)	237,113
17,862	Range Resources Corp.	283,113
17,646	Rowan Cos. PLC, Class A(b)	280,748
8,769	SM Energy Co.	213,437
56,486	Southwestern Energy Co.(b)	301,635
29,984	Superior Energy Services, Inc.(b)	234,775
23,894	Transocean Ltd.(b)	263,073

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
9,944	World Fuel Services Corp.	$318,208
15,586	WPX Energy, Inc.(b)	249,999

		6,654,577

	Financials—15.1%
437	Alleghany Corp.	262,497
2,443	American Financial Group, Inc.	244,373
6,702	Aspen Insurance Holdings Ltd. (Bermuda)	280,680
10,421	Associated Banc-Corp.	241,559
8,087	BancorpSouth Bank	232,097
3,347	Bank of Hawaii Corp.	262,539
7,084	Bank OZK	193,818
8,888	Brown & Brown, Inc.	250,464
6,469	Cathay General Bancorp	243,687
4,978	Chemical Financial Corp.	233,269
12,586	CNO Financial Group, Inc.	237,875
3,986	Commerce Bancshares, Inc.	253,510
2,564	Cullen/Frost Bankers, Inc.	251,067
4,407	East West Bancorp, Inc.	231,103
5,197	Eaton Vance Corp.	234,125
2,636	Evercore, Inc., Class A	215,335
20,810	F.N.B. Corp.	246,182
1,175	FactSet Research Systems, Inc.	262,918
11,681	Federated Investors, Inc., Class B	288,170
5,057	First American Financial Corp.	224,177
15,427	First Horizon National Corp.	248,992
15,735	Fulton Financial Corp.	251,917
62,197	Genworth Financial, Inc., Class A(b)	266,203
5,506	Hancock Whitney Corp.	231,032
2,380	Hanover Insurance Group, Inc. (The)	265,084
12,017	Home BancShares, Inc.	228,804
4,710	Interactive Brokers Group, Inc., Class A	232,721
5,814	International Bancshares Corp.	225,002
9,991	Janus Henderson Group PLC (United Kingdom)	245,479
3,234	Kemper Corp.	243,164
8,987	Legg Mason, Inc.	253,613
1,171	LendingTree, Inc.(b)	236,179
1,501	MarketAxess Holdings, Inc.	314,715
5,756	MB Financial, Inc.	255,509
5,324	Mercury General Corp.	315,766
19,896	Navient Corp.	230,396
25,381	New York Community Bancorp, Inc.	243,150
12,101	Old Republic International Corp.	266,827
5,492	PacWest Bancorp	223,085
4,366	Pinnacle Financial Partners, Inc.	228,342
2,163	Primerica, Inc.	237,368
3,749	Prosperity Bancshares, Inc.	243,797
1,889	Reinsurance Group of America, Inc.	268,937
2,119	RenaissanceRe Holdings Ltd. (Bermuda)	258,857
4,326	SEI Investments Co.	231,225
2,308	Signature Bank	253,649
23,704	SLM Corp.(b)	240,359
12,440	Sterling Bancorp	223,671
4,967	Stifel Financial Corp.	227,091
5,745	Synovus Financial Corp.	215,782
10,876	TCF Financial Corp.	227,091
3,174	Texas Capital Bancshares, Inc.(b)	207,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P MidCap 400® Equal Weight ETF (EWMC) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
7,816	Trustmark Corp.	$240,733
3,702	UMB Financial Corp.	236,373
12,586	Umpqua Holdings Corp.	241,651
7,155	United Bankshares, Inc.	237,331
23,304	Valley National Bancorp	232,574
3,433	W.R. Berkley Corp.	260,565
8,437	Washington Federal, Inc.	237,586
4,418	Webster Financial Corp.	259,955
3,117	Wintrust Financial Corp.	237,328

		14,914,388

	Health Care—8.7%
7,681	Acadia Healthcare Co., Inc.(b)	318,761
18,902	Allscripts Healthcare Solutions, Inc.(b)	225,123
3,868	Avanos Medical, Inc.(b)	218,929
911	Bio-Rad Laboratories, Inc., Class A(b)	248,566
1,382	Bio-Techne Corp.	231,789
2,858	Cantel Medical Corp.	226,211
6,422	Catalent, Inc.(b)	259,063
2,087	Charles River Laboratories International, Inc.(b)	254,238
868	Chemed Corp.	264,158
3,443	Encompass Health Corp.	231,714
16,273	Exelixis, Inc.(b)	225,706
5,186	Globus Medical, Inc., Class A(b)	274,080
2,412	Haemonetics Corp.(b)	251,982
2,916	HealthEquity, Inc.(b)	267,689
2,880	Hill-Rom Holdings, Inc.	242,150
971	ICU Medical, Inc.(b)	247,343
1,107	Inogen, Inc.(b)	209,854
4,212	Integra LifeSciences Holdings Corp.(b)	225,637
4,288	LifePoint Health, Inc.(b)	278,120
2,213	LivaNova PLC(b)	247,834
9,054	Mallinckrodt PLC(b)	226,893
2,236	Masimo Corp.(b)	258,482
3,475	Medidata Solutions, Inc.(b)	244,292
5,792	MEDNAX, Inc.(b)	239,152
1,820	Molina Healthcare, Inc.(b)	230,721
3,892	NuVasive, Inc.(b)	218,614
11,190	Patterson Cos., Inc.	252,670
2,474	PRA Health Sciences, Inc.(b)	239,656
7,143	Prestige Consumer Healthcare, Inc.(b)	258,291
2,396	STERIS PLC	261,907
5,676	Syneos Health, Inc., Class A(b)	258,996
1,021	Teleflex, Inc.	245,796
9,679	Tenet Healthcare Corp.(b)	249,041
2,229	United Therapeutics Corp.(b)	247,107
2,291	West Pharmaceutical Services, Inc.	242,663

		8,623,228

	Industrials—13.8%
1,735	Acuity Brands, Inc.	217,985
8,513	AECOM(b)	248,069
4,722	AGCO Corp.	264,621
3,724	ASGN, Inc.(b)	249,806
8,113	Avis Budget Group, Inc.(b)	228,138
3,876	Brink’s Co. (The)	257,056
2,151	Carlisle Cos., Inc.	207,765

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
3,934	Clean Harbors, Inc.(b)	$267,669
2,872	Crane Co.	249,979
1,989	Curtiss-Wright Corp.	217,716
4,855	Deluxe Corp.	229,205
4,677	Donaldson Co., Inc.	239,837
1,911	Dun & Bradstreet Corp. (The)	271,897
3,329	Dycom Industries, Inc.(b)	225,973
3,564	EMCOR Group, Inc.	252,973
3,256	EnerSys	259,080
2,989	Esterline Technologies Corp.(b)	350,789
3,321	GATX Corp.	248,843
3,101	Genesee & Wyoming, Inc., Class A(b)	245,692
5,735	Graco, Inc.	233,013
6,110	Granite Construction, Inc.	279,349
6,486	Healthcare Services Group, Inc.	263,267
7,394	Herman Miller, Inc.	243,632
6,413	HNI Corp.	242,989
2,054	Hubbell, Inc.	208,892
1,779	IDEX Corp.	225,613
4,686	ITT, Inc.	236,643
14,398	JetBlue Airways Corp.(b)	240,879
14,018	KBR, Inc.	277,276
6,397	Kennametal, Inc.	226,774
3,388	Kirby Corp.(b)	243,733
7,591	Knight-Swift Transportation Holdings, Inc.	242,912
2,216	Landstar System, Inc.	221,799
1,221	Lennox International, Inc.	257,497
2,898	Lincoln Electric Holdings, Inc.	234,477
3,131	ManpowerGroup, Inc.	238,864
2,614	MSA Safety, Inc.	273,006
3,161	MSC Industrial Direct Co., Inc., Class A	256,231
1,906	Nordson Corp.	233,809
17,067	NOW, Inc.(b)	219,140
9,720	nVent Electric PLC (United Kingdom)	237,362
1,665	Old Dominion Freight Line, Inc.	217,149
3,785	Oshkosh Corp.	212,490
38,301	Pitney Bowes, Inc.	253,553
3,253	Regal Beloit Corp.	233,240
4,554	Resideo Technologies, Inc.(b)	95,862
3,527	Ryder System, Inc.	195,078
1,116	Teledyne Technologies, Inc.(b)	246,948
7,113	Terex Corp.	237,503
5,753	Timken Co. (The)	227,531
4,430	Toro Co. (The)	249,542
7,848	Trinity Industries, Inc.	224,060
2,001	Valmont Industries, Inc.	248,744
2,812	Wabtec Corp.	230,640
1,506	Watsco, Inc.	223,159
7,284	Werner Enterprises, Inc.	234,472
3,321	Woodward, Inc.	244,558

		13,644,779

	Information Technology—13.3%
9,545	ACI Worldwide, Inc.(b)	239,484
10,366	ARRIS International PLC(b)	257,802
3,593	Arrow Electronics, Inc.(b)	243,282
5,771	Avnet, Inc.	231,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P MidCap 400® Equal Weight ETF (EWMC) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
3,780	Belden, Inc.	$204,309
2,643	Blackbaud, Inc.	189,556
4,389	CDK Global, Inc.	251,226
8,891	Ciena Corp.(b)	277,933
6,954	Cirrus Logic, Inc.(b)	260,358
4,957	Cognex Corp.	212,358
1,507	Coherent, Inc.(b)	185,572
3,975	CommVault Systems, Inc.(b)	231,424
5,405	CoreLogic, Inc.(b)	219,551
6,546	Cree, Inc.(b)	254,116
17,725	Cypress Semiconductor Corp.	229,361
1,151	Fair Isaac Corp.(b)	221,809
5,728	First Solar, Inc.(b)	239,430
5,865	Integrated Device Technology, Inc.(b)	274,541
3,446	InterDigital, Inc.	244,494
3,321	j2 Global, Inc.	241,902
9,357	Jabil, Inc.	231,399
1,696	Jack Henry & Associates, Inc.	254,112
4,197	Keysight Technologies, Inc.(b)	239,565
3,880	Leidos Holdings, Inc.	251,346
1,272	Littelfuse, Inc.	230,436
5,690	LiveRamp Holdings, Inc.(b)	259,919
3,251	LogMeIn, Inc.	279,976
4,527	Lumentum Holdings, Inc.(b)	247,401
4,563	Manhattan Associates, Inc.(b)	217,838
4,169	MAXIMUS, Inc.	270,860
3,316	MKS Instruments, Inc.	244,356
1,998	Monolithic Power Systems, Inc.	236,004
5,640	National Instruments Corp.	276,191
9,626	NCR Corp.(b)	258,458
11,068	NetScout Systems, Inc.(b)	279,578
10,787	Perspecta, Inc.	264,174
4,434	Plantronics, Inc.	261,473
2,614	PTC, Inc.(b)	215,420
10,568	Sabre Corp.	260,501
3,473	Science Applications International Corp.	241,408
2,917	Silicon Laboratories, Inc.(b)	237,823
6,010	Synaptics, Inc.(b)	225,615
2,876	SYNNEX Corp.	223,206
3,697	Tech Data Corp.(b)	261,230
7,066	Teradata Corp.(b)	257,202
7,356	Teradyne, Inc.	253,414
6,261	Trimble, Inc.(b)	234,036
1,108	Tyler Technologies, Inc.(b)	234,519
835	Ultimate Software Group, Inc. (The)(b)	222,636
7,557	Versum Materials, Inc.	238,499
4,301	ViaSat, Inc.(b)	274,232
12,814	Vishay Intertechnology, Inc.	234,496
1,401	WEX, Inc.(b)	246,520
1,545	Zebra Technologies Corp., Class A(b)	256,933

		13,130,528

	Materials—7.0%
10,328	Allegheny Technologies, Inc.(b)	267,392
2,466	AptarGroup, Inc.	251,433
3,264	Ashland Global Holdings, Inc.	241,471
5,598	Bemis Co., Inc.	256,220

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
4,482	Cabot Corp.	$218,184
4,742	Carpenter Technology Corp.	206,799
6,844	Chemours Co. (The)	225,920
13,057	Commercial Metals Co.	248,866
4,415	Compass Minerals International, Inc.	214,172
5,157	Domtar Corp.	238,821
3,154	Eagle Materials, Inc.	232,891
4,789	Greif, Inc., Class A	226,520
8,928	Louisiana-Pacific Corp.	194,363
4,064	Minerals Technologies, Inc.	222,504
700	NewMarket Corp.	270,172
9,548	Olin Corp.	192,870
14,162	Owens-Illinois, Inc.(b)	221,918
6,516	PolyOne Corp.	210,532
3,231	Reliance Steel & Aluminum Co.	254,990
3,785	Royal Gold, Inc.	290,045
4,098	RPM International, Inc.	250,675
3,604	Scotts Miracle-Gro Co. (The)	240,531
3,743	Sensient Technologies Corp.	242,771
9,775	Silgan Holdings, Inc.	234,893
4,730	Sonoco Products Co.	258,163
5,898	Steel Dynamics, Inc.	233,561
9,556	United States Steel Corp.	253,521
13,364	Valvoline, Inc.	266,211
6,239	Worthington Industries, Inc.	261,289

		6,927,698

	Real Estate—9.3%
11,827	Alexander & Baldwin, Inc. REIT	231,099
6,592	American Campus Communities, Inc. REIT	260,450
2,921	Camden Property Trust REIT	263,679
10,945	CoreCivic, Inc. REIT	245,825
2,362	CoreSite Realty Corp. REIT	221,697
9,075	Corporate Office Properties Trust REIT	234,498
30,481	Cousins Properties, Inc. REIT	253,297
4,024	CyrusOne, Inc. REIT	214,197
7,249	Douglas Emmett, Inc. REIT	262,341
3,927	EPR Properties REIT	269,942
8,654	First Industrial Realty Trust, Inc. REIT	265,678
10,941	GEO Group, Inc. (The) REIT	241,905
9,233	Healthcare Realty Trust, Inc. REIT	257,231
5,866	Highwoods Properties, Inc. REIT	250,126
9,523	Hospitality Properties Trust REIT	243,979
7,505	JBG SMITH Properties REIT	281,287
1,886	Jones Lang LaSalle, Inc.	249,442
3,866	Kilroy Realty Corp. REIT	266,290
3,515	Lamar Advertising Co., Class A REIT	257,720
8,061	LaSalle Hotel Properties REIT	266,094
6,353	Liberty Property Trust REIT	266,000
2,860	Life Storage, Inc. REIT	269,298
13,162	Mack-Cali Realty Corp. REIT	267,189
18,837	Medical Properties Trust, Inc. REIT	279,918
6,077	National Retail Properties, Inc. REIT	284,100
8,351	Omega Healthcare Investors, Inc. REIT	278,506
5,771	PotlatchDeltic Corp. REIT	209,199
7,993	Rayonier, Inc. REIT	241,389
13,654	Realogy Holdings Corp.	260,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P MidCap 400® Equal Weight ETF (EWMC) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
11,924	Sabra Health Care REIT, Inc. REIT	$258,155
14,807	Senior Housing Properties Trust REIT	237,948
12,123	Tanger Factory Outlet Centers, Inc. REIT	269,858
4,529	Taubman Centers, Inc. REIT	249,140
13,576	Uniti Group, Inc. REIT(b)	259,845
12,487	Urban Edge Properties REIT	255,859
9,376	Weingarten Realty Investors REIT	263,653

		9,187,216

	Utilities—4.3%
3,643	ALLETE, Inc.	269,582
7,263	Aqua America, Inc.	236,265
2,934	Atmos Energy Corp.	273,097
4,658	Black Hills Corp.	277,151
7,799	Hawaiian Electric Industries, Inc.	290,903
2,760	IDACORP, Inc.	257,398
10,198	MDU Resources Group, Inc.	254,542
4,864	National Fuel Gas Co.	264,066
5,826	New Jersey Resources Corp.	262,753
4,621	NorthWestern Corp.	271,530
7,386	OGE Energy Corp.	267,004
3,389	ONE Gas, Inc.	267,426
6,956	PNM Resources, Inc.	267,180
3,362	Southwest Gas Holdings, Inc.	259,782
5,004	UGI Corp.	265,512
3,876	Vectren Corp.	277,250

		4,261,441

	Total Investments in Securities (Cost $101,202,532)—100.0%	98,933,241
	Other assets less liabilities—0.0%	15,781

	Net Assets—100.0%	$98,949,022

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Financials	16.8
Consumer Discretionary	16.0
Industrials	15.9
Information Technology	15.0
Health Care	11.4
Real Estate	6.4
Energy	5.7
Materials	5.1
Consumer Staples	3.4
Communication Services	3.0
Utilities	1.3
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—3.0%
993	ATN International, Inc.	$83,899
4,863	Cincinnati Bell, Inc.(b)	69,006
1,319	Cogent Communications Holdings, Inc.	68,562
5,625	Consolidated Communications Holdings, Inc.	70,425
4,429	E.W. Scripps Co. (The), Class A	74,496
12,514	Frontier Communications Corp.(c)	60,192
7,409	Gannett Co., Inc.	71,867
3,587	Iridium Communications, Inc.(b)	71,058
1,735	Marcus Corp. (The)	67,700
4,663	New Media Investment Group, Inc.	65,515
5,095	QuinStreet, Inc.(b)	81,011
1,690	Scholastic Corp.	73,312
4,783	Spok Holdings, Inc.	67,058
3,419	TechTarget, Inc.(b)	69,474
5,092	Vonage Holdings Corp.(b)	67,520
2,563	XO Group, Inc.(b)	88,705

		1,149,800

	Consumer Discretionary—16.0%
3,592	Abercrombie & Fitch Co., Class A	70,762
3,921	American Axle & Manufacturing Holdings, Inc.(b)	59,482
2,212	American Public Education, Inc.(b)	72,399
990	Asbury Automotive Group, Inc.(b)	64,449
17,629	Ascena Retail Group, Inc.(b)	67,872
12,893	Barnes & Noble Education, Inc.(b)	73,619
13,174	Barnes & Noble, Inc.	83,391
4,262	Belmond Ltd., Class A (United Kingdom)(b)	72,965
981	BJ’s Restaurants, Inc.	60,018
3,143	Buckle, Inc. (The)(c)	64,117
1,961	Caleres, Inc.	67,066

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
3,106	Callaway Golf Co.	$66,468
5,025	Career Education Corp.(b)	72,260
3,465	Cato Corp. (The), Class A	66,805
282	Cavco Industries, Inc.(b)	56,572
8,474	Chico’s FAS, Inc.	64,996
561	Children’s Place, Inc. (The)	83,813
2,640	Chuy’s Holdings, Inc.(b)	64,337
2,399	Cooper Tire & Rubber Co.	74,105
580	Cooper-Standard Holdings, Inc.(b)	53,737
2,153	Core-Mark Holding Co., Inc.	82,697
3,383	Crocs, Inc.(b)	69,487
1,168	Dave & Buster’s Entertainment, Inc.	69,554
879	Dine Brands Global, Inc.	71,234
875	Dorman Products, Inc.(b)	69,134
2,322	DSW, Inc., Class A	61,649
5,489	El Pollo Loco Holdings, Inc.(b)	68,667
3,308	Ethan Allen Interiors, Inc.	63,315
6,960	Express, Inc.(b)	61,318
2,597	Fiesta Restaurant Group, Inc.(b)	67,029
2,959	Fossil Group, Inc.(b)	64,240
1,036	Fox Factory Holding Corp.(b)	55,664
17,846	Francesca’s Holdings Corp.(b)	54,252
4,315	GameStop Corp., Class A	62,999
3,085	Garrett Motion, Inc. (Switzerland)(b)	46,799
1,538	Genesco, Inc.(b)	65,811
1,500	Gentherm, Inc.(b)	65,460
1,545	G-III Apparel Group Ltd.(b)	61,584
964	Group 1 Automotive, Inc.	55,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
3,242	Guess?, Inc.	$68,860
3,199	Haverty Furniture Cos., Inc.	64,876
3,560	Hibbett Sports, Inc.(b)	62,193
1,503	Installed Building Products, Inc.(b)	45,781
666	iRobot Corp.(b)	58,721
38,336	J.C. Penney Co., Inc.(b)(c)	56,354
7,603	Kirkland’s, Inc.(b)	76,866
2,212	La-Z-Boy, Inc.	61,494
760	LCI Industries	52,706
1,434	LGI Homes, Inc.(b)(c)	61,361
11,410	Liquidity Services, Inc.(b)	67,775
836	Lithia Motors, Inc., Class A	74,471
4,205	Lumber Liquidators Holdings, Inc.(b)	50,292
2,825	M/I Homes, Inc.(b)	68,280
3,096	MarineMax, Inc.(b)	70,465
2,240	MDC Holdings, Inc.	62,944
1,610	Meritage Homes Corp.(b)	59,973
1,575	Monarch Casino & Resort, Inc.(b)	61,063
1,019	Monro, Inc.	75,814
2,831	Motorcar Parts of America, Inc.(b)	59,961
1,701	Movado Group, Inc.	65,506
5,049	Nautilus, Inc.(b)	61,749
2,064	Nutrisystem, Inc.	73,396
22,090	Office Depot, Inc.	56,550
809	Oxford Industries, Inc.	71,985
1,969	PetMed Express, Inc.	55,014
1,897	Red Robin Gourmet Burgers, Inc.(b)	57,289
3,429	Regis Corp.(b)	57,744
4,973	Rent-A-Center, Inc.(b)	70,865
530	RH(b)(c)	61,326
2,427	Ruth’s Hospitality Group, Inc.	65,602
1,267	Shake Shack, Inc., Class A(b)	67,012
1,786	Shoe Carnival, Inc.	72,744
989	Shutterfly, Inc.(b)	49,450
1,340	Shutterstock, Inc.	54,779
1,943	Sleep Number Corp.(b)	70,667
3,324	Sonic Automotive, Inc., Class A	60,231
1,970	Sonic Corp.	85,262
318	Stamps.com, Inc.(b)	64,290
1,402	Standard Motor Products, Inc.	75,862
1,942	Steven Madden Ltd.	60,726
524	Strategic Education, Inc.	65,930
1,072	Sturm Ruger & Co., Inc.	63,666
3,938	Superior Industries International, Inc.	38,711
2,802	Tailored Brands, Inc.	58,870
9,994	Tile Shop Holdings, Inc.	64,961
1,141	TopBuild Corp.(b)	52,052
2,441	Unifi, Inc.(b)	55,874
1,805	Universal Electronics, Inc.(b)	56,442
4,333	Vera Bradley, Inc.(b)	57,152
4,131	Vista Outdoor, Inc.(b)	51,638
5,773	Vitamin Shoppe, Inc.(b)	44,856
3,895	William Lyon Homes, Class A(b)	52,816
1,092	Wingstop, Inc.	68,381
1,943	Winnebago Industries, Inc.	53,549
1,862	Wolverine World Wide, Inc.	65,487

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
2,560	Zumiez, Inc.(b)	$59,546

		6,104,017

	Consumer Staples—3.4%
1,851	Andersons, Inc. (The)	66,636
35,869	Avon Products, Inc. (United Kingdom)(b)	70,303
2,286	B&G Foods, Inc.(c)	59,527
710	Calavo Growers, Inc.	68,870
1,425	Cal-Maine Foods, Inc.	69,355
399	Central Garden & Pet Co., Class A(b)	12,959
1,539	Central Garden & Pet Co., Class A(b)	45,631
1,666	Chefs’ Warehouse, Inc. (The)(b)	56,028
394	Coca-Cola Bottling Co. Consolidated	68,016
3,858	Darling Ingredients, Inc.(b)	79,706
9,661	Dean Foods Co.	77,191
1,145	Inter Parfums, Inc.	67,544
483	J & J Snack Foods Corp.	75,425
993	John B. Sanfilippo & Son, Inc.	62,619
291	Medifast, Inc.	61,599
917	MGP Ingredients, Inc.	65,263
2,202	Seneca Foods Corp., Class A(b)	69,649
3,569	SpartanNash Co.	63,707
1,132	Universal Corp.	76,818
411	WD-40 Co.	68,670

		1,285,516

	Energy—5.7%
6,038	Archrock, Inc.	61,950
2,554	Bonanza Creek Energy, Inc.(b)	65,765
6,418	Bristow Group, Inc.(b)	70,662
3,415	C&J Energy Services, Inc.(b)	64,134
8,847	CARBO Ceramics, Inc.(b)(c)	42,731
3,069	Carrizo Oil & Gas, Inc.(b)	55,886
33,390	Cloud Peak Energy, Inc.(b)	57,097
1,751	CONSOL Energy, Inc.(b)	69,760
13,723	Denbury Resources, Inc.(b)	47,344
5,862	Era Group, Inc.(b)	66,358
2,871	Exterran Corp.(b)	59,975
5,497	Geospace Technologies Corp.(b)	69,977
4,105	Green Plains, Inc.	69,949
7,282	Gulf Island Fabrication, Inc.	61,897
8,042	Helix Energy Solutions Group, Inc.(b)	68,518
14,348	HighPoint Resources Corp.(b)	53,375
2,507	KLX Energy Services Holdings, Inc.(b)	72,427
8,869	Laredo Petroleum, Inc.(b)	46,474
2,814	Matrix Service Co.(b)	57,209
7,667	Newpark Resources, Inc.(b)	62,946
11,976	Noble Corp. PLC(b)	60,120
2,368	Oil States International, Inc.(b)	52,735
3,564	Par Pacific Holdings, Inc.(b)	63,011
1,508	PDC Energy, Inc.(b)	64,015
970	Penn Virginia Corp.(b)	66,717
23,756	Pioneer Energy Services Corp.(b)	70,555
4,360	ProPetro Holding Corp.(b)	76,954
2,664	Renewable Energy Group, Inc.(b)	82,797
938	REX American Resources Corp.(b)	69,571
6,429	Ring Energy, Inc.(b)	45,839

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
1,465	SEACOR Holdings, Inc.(b)	$70,305
8,396	SRC Energy, Inc.(b)	59,444
16,430	TETRA Technologies, Inc.(b)	48,797
2,669	Unit Corp.(b)	61,734
3,487	US Silica Holdings, Inc.	48,818

		2,165,846

	Financials—16.8%
3,398	Ambac Financial Group, Inc.(b)	69,931
1,998	American Equity Investment Life Holding Co.	62,378
1,506	Ameris Bancorp	64,592
1,118	AMERISAFE, Inc.	72,771
3,721	Apollo Commercial Real Estate Finance, Inc. REIT	69,620
3,143	ARMOUR Residential REIT, Inc. REIT	68,455
1,976	Axos Financial, Inc.(b)	59,991
3,764	Banc of California, Inc.	60,036
1,125	Banner Corp.	65,047
1,701	Berkshire Hills Bancorp, Inc.	56,762
2,007	Blucora, Inc.(b)	58,042
5,175	Boston Private Financial Holdings, Inc.	69,862
4,117	Brookline Bancorp, Inc.	63,813
8,825	Capstead Mortgage Corp. REIT	60,539
2,606	Central Pacific Financial Corp.	70,466
919	City Holding Co.	67,804
1,772	Columbia Banking System, Inc.	65,723
1,125	Community Bank System, Inc.	65,689
2,998	Customers Bancorp, Inc.(b)	61,429
3,039	CVB Financial Corp.	66,402
4,025	Dime Community Bancshares, Inc.	64,883
3,509	Donnelley Financial Solutions, Inc.(b)	54,565
2,524	eHealth, Inc.(b)	86,725
1,530	Employers Holdings, Inc.	70,319
1,882	Encore Capital Group, Inc.(b)	47,822
2,286	Enova International, Inc.(b)	54,064
6,528	EZCORP, Inc., Class A(b)	64,888
2,897	Fidelity Southern Corp.	67,268
8,484	First BanCorp/Puerto Rico(b)	78,307
4,445	First Commonwealth Financial Corp.	60,007
2,380	First Financial Bancorp	62,285
1,188	First Financial Bankshares, Inc.	70,080
2,713	First Midwest Bancorp, Inc.	62,290
884	FirstCash, Inc.	71,074
2,370	Flagstar Bancorp, Inc.(b)	72,972
1,793	Franklin Financial Network, Inc.(b)	60,783
1,592	Glacier Bancorp, Inc.	67,501
3,762	Granite Point Mortgage Trust, Inc. REIT	70,011
1,683	Great Western Bancorp, Inc.	61,682
3,090	Green Bancorp, Inc.	57,165
797	Green Dot Corp., Class A(b)	60,365
2,679	Greenhill & Co., Inc.	59,072
2,750	Hanmi Financial Corp.	57,695
1,782	HCI Group, Inc.	77,820
1,953	Heritage Financial Corp.	63,902
2,511	HomeStreet, Inc.(b)	65,236
4,292	Hope Bancorp, Inc.	62,148
1,547	Horace Mann Educators Corp.	60,766

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
794	Independent Bank Corp.	$62,289
1,316	INTL. FCStone, Inc.(b)	59,588
4,448	Invesco Mortgage Capital, Inc. REIT(d)	67,076
3,429	Investment Technology Group, Inc.	94,229
1,713	James River Group Holdings Ltd.	65,951
1,586	LegacyTexas Financial Group, Inc.	61,109
23,373	Maiden Holdings Ltd.	82,039
2,565	Meta Financial Group, Inc.	64,741
1,887	National Bank Holdings Corp., Class A	63,705
1,040	Navigators Group, Inc. (The)	71,916
1,810	NBT Bancorp, Inc.	66,047
11,519	New York Mortgage Trust, Inc. REIT	70,727
3,110	NMI Holdings, Inc., Class A(b)	65,745
4,512	Northfield Bancorp, Inc.	59,423
3,981	Northwest Bancshares, Inc.	64,253
4,339	OFG Bancorp	74,154
3,534	Old National Bancorp	63,082
2,551	Opus Bank	48,443
4,557	Oritani Financial Corp.	66,578
1,863	Pacific Premier Bancorp, Inc.(b)	54,455
3,589	PennyMac Mortgage Investment Trust REIT	69,304
941	Piper Jaffray Cos.	65,287
1,899	PRA Group, Inc.(b)	58,565
1,198	Preferred Bank	61,589
1,467	ProAssurance Corp.	64,431
2,892	Provident Financial Services, Inc.	70,565
4,413	Redwood Trust, Inc. REIT	72,461
907	RLI Corp.	67,055
1,588	S&T Bancorp, Inc.	63,695
752	Safety Insurance Group, Inc.	62,627
2,387	Seacoast Banking Corp. of Florida(b)	62,802
1,105	Selective Insurance Group, Inc.	71,659
1,739	ServisFirst Bancshares, Inc.	62,569
2,297	Simmons First National Corp., Class A	61,514
1,989	Southside Bancshares, Inc.	63,012
1,607	Stewart Information Services Corp.	66,337
5,489	Third Point Reinsurance Ltd. (Bermuda)(b)	60,708
856	Tompkins Financial Corp.	62,599
1,652	Triumph Bancorp, Inc.(b)	59,241
8,234	TrustCo Bank Corp.	61,673
2,482	United Community Banks, Inc.	61,727
1,399	United Fire Group, Inc.	75,308
3,468	United Insurance Holdings Corp.	68,389
1,594	Universal Insurance Holdings, Inc.	66,916
2,034	Veritex Holdings, Inc.(b)	47,921
597	Virtus Investment Partners, Inc.	59,306
3,497	Waddell & Reed Financial, Inc., Class A	66,688
1,354	Walker & Dunlop, Inc.	56,814
1,157	Westamerica Bancorporation	67,349
8,945	WisdomTree Investments, Inc.	69,503
612	World Acceptance Corp.(b)	62,112

		6,426,323

	Health Care—11.4%
4,200	Acorda Therapeutics, Inc.(b)	80,262
10,296	Akorn, Inc.(b)	68,674
3,227	AMAG Pharmaceuticals, Inc.(b)	69,381

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
602	Amedisys, Inc.(b)	$66,220
1,379	AMN Healthcare Services, Inc.(b)	69,805
3,836	Amphastar Pharmaceuticals, Inc.(b)	68,856
3,047	AngioDynamics, Inc.(b)	62,250
1,351	ANI Pharmaceuticals, Inc.(b)	65,564
1,770	Anika Therapeutics, Inc.(b)	63,295
12,407	Assertio Therapeutics, Inc.(b)	60,236
1,168	BioTelemetry, Inc.(b)	67,861
1,137	Cambrex Corp.(b)	60,591
21,956	Community Health Systems, Inc.(b)(c)	69,381
2,724	Computer Programs & Systems, Inc.(c)	68,100
898	CONMED Corp.	60,552
5,035	Corcept Therapeutics, Inc.(b)	59,161
1,198	CorVel Corp.(b)	69,436
7,791	Cross Country Healthcare, Inc.(b)	68,795
2,082	CryoLife, Inc.(b)	64,500
2,293	Cutera, Inc.(b)	46,548
8,651	Cytokinetics, Inc.(b)	57,875
3,893	Diplomat Pharmacy, Inc.(b)	77,237
1,087	Eagle Pharmaceuticals, Inc.(b)	53,524
1,115	Emergent BioSolutions, Inc.(b)	68,227
800	Enanta Pharmaceuticals, Inc.(b)	61,728
4,560	Endo International PLC(b)	77,246
1,960	Ensign Group, Inc. (The)	72,598
2,305	HealthStream, Inc.	60,645
649	Heska Corp.(b)	65,043
2,146	HMS Holdings Corp.(b)	61,848
4,919	Innoviva, Inc.(b)	68,669
878	Integer Holdings Corp.(b)	65,385
4,445	Invacare Corp.	57,429
14,069	Lannett Co., Inc.(b)(c)	51,493
4,432	Lantheus Holdings, Inc.(b)	61,915
2,089	LeMaitre Vascular, Inc.	55,776
750	LHC Group, Inc.(b)	68,573
284	Ligand Pharmaceuticals, Inc.(b)	46,806
2,433	Luminex Corp.	69,997
963	Magellan Health, Inc.(b)	62,653
2,127	Medicines Co. (The)(b)	49,474
4,500	Meridian Bioscience, Inc.	72,945
1,153	Merit Medical Systems, Inc.(b)	65,859
14,491	MiMedx Group, Inc.(b)(c)	84,338
2,583	Momenta Pharmaceuticals, Inc.(b)	32,313
1,523	Myriad Genetics, Inc.(b)	68,581
1,991	Natus Medical, Inc.(b)	59,491
751	Neogen Corp.(b)	45,601
3,242	NextGen Healthcare, Inc.(b)	47,884
1,031	Omnicell, Inc.(b)	72,892
4,618	OraSure Technologies, Inc.(b)	64,190
1,347	Orthofix Medical, Inc.(b)	81,925
4,442	Owens & Minor, Inc.	35,092
1,656	Phibro Animal Health Corp., Class A	71,076
12,904	Progenics Pharmaceuticals, Inc.(b)	64,649
1,128	Providence Service Corp. (The)(b)	74,550
15,190	Quorum Health Corp.(b)	60,456
892	REGENXBIO, Inc.(b)	59,470
1,229	Repligen Corp.(b)	66,636

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
3,885	Select Medical Holdings Corp.(b)	$64,413
3,701	Spectrum Pharmaceuticals, Inc.(b)	44,042
1,508	Supernus Pharmaceuticals, Inc.(b)	71,720
905	SurModics, Inc.(b)	57,404
873	Tabula Rasa HealthCare, Inc.(b)	64,497
1,054	Tactile Systems Technology, Inc.(b)	69,016
2,131	Tivity Health, Inc.(b)	73,328
564	US Physical Therapy, Inc.	60,641
2,737	Vanda Pharmaceuticals, Inc.(b)	51,921
2,348	Varex Imaging Corp.(b)	60,954

		4,369,493

	Industrials—15.9%
1,802	AAON, Inc.	62,151
1,694	AAR Corp.	80,600
2,089	ABM Industries, Inc.	64,237
2,456	Actuant Corp., Class A	58,576
2,965	Aegion Corp.(b)	57,402
2,085	Aerojet Rocketdyne Holdings, Inc.(b)	73,642
622	Aerovironment, Inc.(b)	55,961
758	Alamo Group, Inc.	64,976
890	Albany International Corp., Class A	62,282
590	Allegiant Travel Co.	67,343
861	American Woodmark Corp.(b)	52,039
1,484	Apogee Enterprises, Inc.	53,572
910	Applied Industrial Technologies, Inc.	59,814
1,471	ArcBest Corp.	54,604
1,431	Astec Industries, Inc.	53,820
1,134	Atlas Air Worldwide Holdings, Inc.(b)	58,537
987	Axon Enterprise, Inc.(b)	60,918
1,351	AZZ, Inc.	59,917
1,038	Barnes Group, Inc.	58,751
1,560	Brady Corp., Class A	62,852
3,569	Briggs & Stratton Corp.	51,858
933	Chart Industries, Inc.(b)	63,491
1,554	CIRCOR International, Inc.	50,521
1,282	Comfort Systems USA, Inc.	68,561
960	Cubic Corp.	62,986
1,665	DXP Enterprises, Inc.(b)	52,914
2,064	Echo Global Logistics, Inc.(b)	53,065
1,396	Encore Wire Corp.	61,703
2,040	Engility Holdings, Inc.(b)	63,301
932	EnPro Industries, Inc.	57,970
1,080	ESCO Technologies, Inc.	66,118
5,656	Essendant, Inc.	72,057
1,329	Exponent, Inc.	67,061
2,738	Federal Signal Corp.	60,209
1,542	Forrester Research, Inc.	62,112
1,056	Forward Air Corp.	63,349
1,439	Franklin Electric Co., Inc.	61,042
957	FTI Consulting, Inc.(b)	66,138
1,582	Gibraltar Industries, Inc.(b)	56,382
1,239	Greenbrier Cos., Inc. (The)	58,791
3,981	Griffon Corp.	48,250
2,452	Harsco Corp.(b)	67,356
1,870	Hawaiian Holdings, Inc.	64,721
3,487	Heartland Express, Inc.	67,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
1,950	Heidrick & Struggles International, Inc.	$67,294
1,380	Hillenbrand, Inc.	66,102
1,500	Hub Group, Inc., Class A(b)	68,730
606	Insperity, Inc.	66,569
1,916	Insteel Industries, Inc.	50,046
3,090	Interface, Inc.	50,336
610	John Bean Technologies Corp.	63,422
1,122	Kaman Corp.	71,269
2,913	Kelly Services, Inc., Class A	68,426
1,445	Korn/Ferry International	65,227
755	Lindsay Corp.	72,193
5,896	LSC Communications, Inc.	55,599
1,778	Lydall, Inc.(b)	53,109
3,264	Marten Transport Ltd.	62,865
1,925	Matson, Inc.	67,529
1,384	Matthews International Corp., Class A	57,602
1,309	Mercury Systems, Inc.(b)	61,340
1,746	Mobile Mini, Inc.	71,796
876	Moog, Inc., Class A	62,678
2,501	Mueller Industries, Inc.	60,899
1,140	Multi-Color Corp.	60,602
2,232	MYR Group, Inc.(b)	74,526
570	National Presto Industries, Inc.	71,062
3,034	Navigant Consulting, Inc.	65,534
8,901	Orion Group Holdings, Inc.(b)	42,013
1,099	Patrick Industries, Inc.(b)	47,817
3,293	PGT Innovations, Inc.(b)	66,716
1,964	Powell Industries, Inc.	57,270
439	Proto Labs, Inc.(b)	52,439
3,735	Quanex Building Products Corp.	55,353
1,508	Raven Industries, Inc.	65,568
4,200	Resources Connection, Inc.	68,544
14,124	RR Donnelley & Sons Co.	82,908
890	Saia, Inc.(b)	55,945
932	Simpson Manufacturing Co., Inc.	53,199
1,185	SkyWest, Inc.	67,889
2,091	SPX Corp.(b)	61,308
1,472	SPX FLOW, Inc.(b)	50,387
663	Standex International Corp.	53,783
3,587	Team, Inc.(b)	71,381
942	Tennant Co.	57,575
1,010	Tetra Tech, Inc.	66,700
10,148	Titan International, Inc.	71,645
819	Trex Co., Inc.(b)	50,205
3,171	Triumph Group, Inc.	57,871
2,664	TrueBlue, Inc.(b)	62,151
389	UniFirst Corp.	58,078
1,915	Universal Forest Products, Inc.	54,137
959	US Ecology, Inc.	67,063
1,495	Veritiv Corp.(b)	49,843
1,179	Viad Corp.	56,462
1,339	Vicor Corp.(b)	53,694
3,858	Wabash National Corp.	58,256
1,765	WageWorks, Inc.(b)	70,265
891	Watts Water Technologies, Inc., Class A	62,415

		6,073,477

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology—15.0%
3,919	3D Systems Corp.(b)(c)	$47,342
3,185	8x8, Inc.(b)	54,750
3,864	ADTRAN, Inc.	51,932
1,350	Advanced Energy Industries, Inc.(b)	58,091
4,437	Agilysys, Inc.(b)	72,190
1,283	Alarm.com Holdings, Inc.(b)	57,068
1,015	Anixter International, Inc.(b)	66,675
2,119	Applied Optoelectronics, Inc.(b)(c)	41,596
3,774	Axcelis Technologies, Inc.(b)	65,139
1,329	Badger Meter, Inc.	65,267
2,525	Bel Fuse, Inc., Class B	55,550
2,819	Benchmark Electronics, Inc.	61,539
1,044	Bottomline Technologies (DE), Inc.(b)	69,572
2,075	Brooks Automation, Inc.	64,387
673	Cabot Microelectronics Corp.	65,698
370	CACI International, Inc., Class A(b)	66,030
3,182	CalAmp Corp.(b)	63,449
2,310	Cardtronics PLC, Class A(b)	62,740
2,542	CEVA, Inc.(b)	62,635
3,206	Cohu, Inc.	66,685
2,181	Comtech Telecommunications Corp.	60,894
1,951	Control4 Corp.(b)	54,472
3,410	Cray, Inc.(b)	77,373
1,805	CSG Systems International, Inc.	63,356
2,002	CTS Corp.	53,433
9,349	Daktronics, Inc.	68,341
16,657	Diebold Nixdorf, Inc.	64,962
5,661	Digi International, Inc.(b)	65,668
2,164	Diodes, Inc.(b)	65,331
6,089	DSP Group, Inc.(b)	74,468
908	Ebix, Inc.	52,037
3,968	Electro Scientific Industries, Inc.(b)	115,072
2,158	Electronics For Imaging, Inc.(b)	65,711
709	ePlus, Inc.(b)	60,180
2,945	EVERTEC, Inc.	76,806
1,112	ExlService Holdings, Inc.(b)	71,279
12,623	Extreme Networks, Inc.(b)	70,058
1,562	Fabrinet (Thailand)(b)	67,666
1,127	FARO Technologies, Inc.(b)	56,959
3,860	Finisar Corp.(b)	64,423
5,448	FormFactor, Inc.(b)	66,684
13,607	Harmonic, Inc.(b)	74,975
3,248	Ichor Holdings Ltd.(b)(c)	57,652
1,521	II-VI, Inc.(b)	56,627
1,327	Insight Enterprises, Inc.(b)	68,593
1,087	Itron, Inc.(b)	56,676
3,463	KEMET Corp.(b)	75,424
4,495	Knowles Corp.(b)	72,729
36,594	Kopin Corp.(b)	81,605
2,875	Kulicke & Soffa Industries, Inc. (Singapore)	58,449
2,674	LivePerson, Inc.(b)	60,432
1,086	ManTech International Corp., Class A	62,206
3,885	MaxLinear, Inc., Class A(b)	75,408
1,887	Methode Electronics, Inc.	55,855
486	MicroStrategy, Inc., Class A(b)	61,221
3,543	Monotype Imaging Holdings, Inc.	62,109

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
1,319	MTS Systems Corp.	$62,455
1,969	Nanometrics, Inc.(b)	63,126
1,093	NETGEAR, Inc.(b)	60,640
4,445	NIC, Inc.	59,163
7,971	Oclaro, Inc.(b)	65,522
3,917	OneSpan, Inc.(b)	57,482
955	OSI Systems, Inc.(b)	66,048
3,526	Park Electrochemical Corp.	62,269
8,069	PDF Solutions, Inc.(b)	64,552
2,402	Perficient, Inc.(b)	60,098
7,319	Photronics, Inc.(b)	71,287
1,168	Plexus Corp.(b)	68,211
1,085	Power Integrations, Inc.	61,107
1,703	Progress Software Corp.	54,734
766	Qualys, Inc.(b)	54,570
6,401	Rambus, Inc.(b)	55,753
491	Rogers Corp.(b)	60,422
2,933	Rudolph Technologies, Inc.(b)	60,977
2,444	Sanmina Corp.(b)	61,833
1,805	ScanSource, Inc.(b)	70,178
1,218	Semtech Corp.(b)	54,737
1,719	SolarEdge Technologies, Inc.(b)(c)	66,577
722	SPS Commerce, Inc.(b)	67,211
2,370	Sykes Enterprises, Inc.(b)	72,688
5,231	TiVo Corp.	57,541
4,082	Travelport Worldwide Ltd.	61,067
2,982	TTEC Holdings, Inc.	74,311
4,183	TTM Technologies, Inc.(b)	48,941
5,293	Ultra Clean Holdings, Inc.(b)	55,682
3,623	Unisys Corp.(b)	66,699
6,557	Veeco Instruments, Inc.(b)	62,357
6,435	Viavi Solutions, Inc.(b)	74,196
1,243	Virtusa Corp.(b)	61,640
4,690	Xperi Corp.	60,970

		5,738,513

	Materials—5.1%
1,595	A. Schulman, Inc.(b)(e)	3,190
2,109	AdvanSix, Inc.(b)	58,504
16,580	AK Steel Holding Corp.(b)	61,346
3,764	American Vanguard Corp.	60,600
631	Balchem Corp.	59,093
1,666	Boise Cascade Co.	51,296
6,401	Century Aluminum Co.(b)	50,824
2,308	Clearwater Paper Corp.(b)	55,715
33,544	Flotek Industries, Inc.(b)	60,715
4,568	FutureFuel Corp.	74,915
1,276	H.B. Fuller Co.	56,731
1,748	Hawkins, Inc.	58,838
2,050	Haynes International, Inc.	59,368
704	Ingevity Corp.(b)	64,120
1,621	Innophos Holdings, Inc.	47,495
942	Innospec, Inc.	63,039
673	Kaiser Aluminum Corp.	64,184
2,129	KapStone Paper and Packaging Corp.	74,515
2,243	Koppers Holdings, Inc.(b)	60,000
1,523	Kraton Corp.(b)	41,943

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
7,971	LSB Industries, Inc.(b)	$60,580
1,220	Materion Corp.	69,333
3,013	Myers Industries, Inc.	47,786
758	Neenah, Inc.	60,989
3,512	Olympic Steel, Inc.	66,236
3,691	P.H. Glatfelter Co.	66,069
382	Quaker Chemical Corp.	68,722
3,362	Rayonier Advanced Materials, Inc.	41,621
1,766	Schweitzer-Mauduit International, Inc.	56,371
807	Stepan Co.	66,650
6,435	SunCoke Energy, Inc.(b)	72,072
5,117	TimkenSteel Corp.(b)	59,511
3,279	Tredegar Corp.	60,989
1,442	US Concrete, Inc.(b)	47,067

		1,970,427

	Real Estate—6.4%
2,570	Acadia Realty Trust REIT	71,549
1,314	Agree Realty Corp. REIT	75,253
1,893	American Assets Trust, Inc. REIT	72,615
4,751	Armada Hoffler Properties, Inc. REIT	71,170
3,977	CareTrust REIT, Inc. REIT	70,234
17,376	CBL & Associates Properties, Inc. REIT	57,341
16,319	Cedar Realty Trust, Inc. REIT	61,523
3,452	Chatham Lodging Trust REIT	67,314
2,180	Chesapeake Lodging Trust REIT	64,070
2,369	Community Healthcare Trust, Inc. REIT	70,407
6,089	DiamondRock Hospitality Co. REIT	63,630
3,665	Easterly Government Properties, Inc. REIT	66,593
739	EastGroup Properties, Inc. REIT	70,789
2,758	Four Corners Property Trust, Inc. REIT	71,929
8,890	Franklin Street Properties Corp. REIT	61,874
2,487	Getty Realty Corp. REIT	66,726
3,429	Global NET Lease, Inc. REIT	69,437
4,290	Government Properties Income Trust REIT(c)	37,881
3,135	Hersha Hospitality Trust REIT	55,051
1,578	HFF, Inc., Class A	57,992
7,062	Independence Realty Trust, Inc. REIT	69,984
6,492	iStar, Inc. REIT	68,166
4,357	Kite Realty Group Trust REIT	69,015
8,847	Lexington Realty Trust REIT	68,741
1,599	LTC Properties, Inc. REIT	68,389
2,699	National Storage Affiliates Trust REIT	71,874
7,470	Pennsylvania Real Estate Investment Trust REIT(c)	66,857
557	PS Business Parks, Inc. REIT	72,744
5,270	Ramco-Gershenson Properties Trust REIT	69,986
1,573	RE/MAX Holdings, Inc., Class A	58,814
3,854	Retail Opportunity Investments Corp. REIT	67,792
1,284	Saul Centers, Inc. REIT	61,324
5,391	Summit Hotel Properties, Inc. REIT	62,104
957	Universal Health Realty Income Trust REIT	61,344
3,497	Urstadt Biddle Properties, Inc., Class A REIT	69,625
9,818	Washington Prime Group, Inc. REIT	62,835
5,379	Whitestone REIT	72,401

		2,445,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities—1.3%
1,180	American States Water Co.	$72,240
1,415	Avista Corp.	72,759
1,705	California Water Service Group	71,610
1,186	El Paso Electric Co.	67,661
1,059	Northwest Natural Holding Co.	68,613
2,049	South Jersey Industries, Inc.	60,527
953	Spire, Inc.	69,169

		482,579

	Total Common Stocks & Other Equity Interests (Cost $39,459,387)	38,211,364

	Money Market Fund—0.0%
13,456	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(f) (Cost $13,456)	13,456

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $39,472,843)—100.0%	38,224,820

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.0%
771,784	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(f)(g) (Cost $771,784)	771,784

	Total Investments in Securities (Cost $40,244,627)—102.0%	38,996,604
	Other assets less liabilities—(2.0)%	(768,642)

	Net Assets—100.0%	$38,227,962

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Statements of Assets and Liabilities

October 31, 2018

(Unaudited)

	Invesco S&P 100® Equal Weight ETF (OEW)	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Assets:
Unaffiliated investments in securities, at value(a)	$3,235,444	$14,590,412,247	$93,518,261	$545,601,073
Affiliated investments in securities, at value	762	70,261,688	8,175	150,289
Cash	—	10,550	2,124	—
Receivables:
Dividends	5,174	11,211,477	75,063	680,144
Securities lending	—	18,328	—	—
Investments sold	—	148,149,449	—	—
Shares sold	—	—	—	32,135,340

Total Assets	3,241,380	14,820,063,739	93,603,623	578,566,846

Liabilities:
Due to custodian	—	—	—	—
Payables:
Shares repurchased	—	148,642,980	—	32,094,097
Collateral upon return of securities loaned	—	37,126,502	—	—
Accrued advisory fees	1,133	2,606,335	32,554	171,973

Total Liabilities	1,133	188,375,817	32,554	32,266,070

Net Assets	$3,240,247	$14,631,687,922	$93,571,069	$546,300,776

Net Assets Consist of:
Shares of beneficial interest	$3,462,390	$12,838,624,233	$109,310,573	$563,637,906
Distributable earnings	(222,143)	1,793,063,689	(15,739,504)	(17,337,130)

Net Assets	$3,240,247	$14,631,687,922	$93,571,069	$546,300,776

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	147,652,663	950,000	4,250,000
Net asset value	$32.40	$99.10	$98.50	$128.54

Market price	$32.31	$99.12	$98.52	$128.58

Unaffiliated investments in securities, at cost	$3,453,973	$12,946,407,702	$103,052,403	$555,311,099

Affiliated investments in securities, at cost	$762	$81,800,622	$8,175	$150,289

(a) Includes securities on loan with an aggregate value of	$—	$35,309,135	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500® Equal Weight Energy ETF (RYE)	Invesco S&P 500® Equal Weight Financials ETF (RYF)	Invesco S&P 500® Equal Weight Health Care ETF (RYH)	Invesco S&P 500® Equal Weight Industrials ETF (RGI)	Invesco S&P 500® Equal Weight Materials ETF (RTM)	Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)	Invesco S&P 500® Equal Weight Technology ETF (RYT)

$229,595,714	$348,721,043	$701,255,900	$262,398,163	$129,189,591	$16,048,828	$1,571,315,336
—	5,234,607	308,521	—	—	10,034	—
—	—	—	—	—	—	—

212,551	363,095	357,814	161,942	107,858	2,017	645,336
—	—	—	—	—	—	—
—	—	—	—	—	—	—
32,034,868	3,999,987	—	5,826,284	—	—	7,473,633

261,843,133	358,318,732	701,922,235	268,386,389	129,297,449	16,060,879	1,579,434,305

118,745	258,118	340	12,474	118,296	—	1,027,676

32,034,583	3,998,851	—	5,582,718	—	—	7,478,715
—	—	—	—	—	—	—
108,362	126,347	245,246	90,060	48,992	5,419	557,122

32,261,690	4,383,316	245,586	5,685,252	167,288	5,419	9,063,513

$229,581,443	$353,935,416	$701,676,649	$262,701,137	$129,130,161	$16,055,460	$1,570,370,792

$351,816,127	$364,366,624	$673,222,697	$280,241,674	$162,267,967	$17,173,747	$1,321,868,397
(122,234,684)	(10,431,208)	28,453,952	(17,540,537)	(33,137,806)	(1,118,287)	248,502,395

$229,581,443	$353,935,416	$701,676,649	$262,701,137	$129,130,161	$16,055,460	$1,570,370,792

4,300,005	8,750,000	3,750,000	2,350,000	1,300,000	600,000	10,300,000
$53.39	$40.45	$187.11	$111.79	$99.33	$26.76	$152.46

$53.33	$40.46	$187.24	$111.84	$99.37	$26.80	$152.54

$281,671,119	$365,743,695	$649,156,767	$279,553,516	$152,332,892	$16,983,283	$1,426,345,432

$—	$7,813,083	$308,521	$—	$—	$10,034	$—

$—	$—	$—	$—	$—	$—	$—

39

Statements of Assets and Liabilities (continued)

October 31, 2018

(Unaudited)

	Invesco S&P 500® Equal Weight Utilities ETF (RYU)	Invesco S&P MidCap 400® Equal Weight ETF (EWMC)	Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Assets:
Unaffiliated investments in securities, at value(a)	$151,825,162	$98,933,241	$38,144,288
Affiliated investments in securities, at value	36,032	—	852,316
Cash	—	—	—
Receivables:
Dividends	178,476	69,852	14,868
Securities lending	—	—	1,971
Investments sold	—	—	—
Shares sold	4,470,472	—	—

Total Assets	156,510,142	99,003,093	39,013,443

Liabilities:
Due to custodian	—	20,026	223
Payables:
Shares repurchased	4,465,454	—	—
Collateral upon return of securities loaned	—	—	771,784
Accrued advisory fees	48,634	34,045	13,474

Total Liabilities	4,514,088	54,071	785,481

Net Assets	$151,996,054	$98,949,022	$38,227,962

Net Assets Consist of:
Shares of beneficial interest	$158,702,084	$112,830,748	$53,372,207
Distributable earnings	(6,706,030)	(13,881,726)	(15,144,245)

Net Assets	$151,996,054	$98,949,022	$38,227,962

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,700,000	1,600,000	700,000
Net asset value	$89.41	$61.84	$54.61

Market price	$89.61	$61.84	$54.63

Unaffiliated investments in securities, at cost	$148,235,007	$101,202,532	$39,382,279

Affiliated investments in securities, at cost	$36,032	$—	$862,348

(a) Includes securities on loan with an aggregate value of	$—	$—	$739,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

(This Page Intentionally Left Blank)

41

Statements of Operations

For the six months ended October 31, 2018

(Unaudited)

	Invesco S&P 100® Equal Weight ETF (OEW)	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Investment Income:
Unaffiliated dividend income	$40,459	$140,898,183	$939,584	$6,019,417
Affiliated dividend income	16	682,496	575	2,052
Securities lending income	—	57,189	—	—
Foreign withholding tax	—	(682)	—	—

Total Income	40,475	141,637,186	940,159	6,021,469

Expenses:
Advisory fees	6,736	15,499,100	221,469	944,554

Total Expenses	6,736	15,499,100	221,469	944,554

Less: Waivers	(2)	(8,876)	(62)	(232)

Net Expenses	6,734	15,490,224	221,407	944,322

Net Investment Income	33,741	126,146,962	718,752	5,077,147

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	6,023	(102,276,310)	(1,992,492)	(4,090,009)
Unaffiliated in-kind redemptions	—	762,172,150	8,091,597	12,299,937
Affiliated in-kind redemptions	—	(95,019)	—	—

Net realized gain (loss)	6,023	659,800,821	6,099,105	8,209,928

Net change in unrealized appreciation (depreciation) on investment securities	39,394	(800,407,137)	(7,049,099)	11,562,292

Net realized and unrealized gain (loss)	45,417	(140,606,316)	(949,994)	19,772,220

Net increase (decrease) in net assets resulting from operations	$79,158	$(14,459,354)	$(231,242)	$24,849,367

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 500® Equal Weight Energy ETF (RYE)	Invesco S&P 500® Equal Weight Financials ETF (RYF)	Invesco S&P 500® Equal Weight Health Care ETF (RYH)	Invesco S&P 500® Equal Weight Industrials ETF (RGI)	Invesco S&P 500® Equal Weight Materials ETF (RTM)	Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)	Invesco S&P 500® Equal Weight Technology ETF (RYT)

$2,517,837	$4,129,015	$3,008,750	$2,106,843	$1,588,055	$233,104	$11,709,196
728	129,913	2,031	653	1,597	148	5,172
—	—	—	—	—	—	—
—	—	—	—	—	—	(1,065)

2,518,565	4,258,928	3,010,781	2,107,496	1,589,652	233,252	11,713,303

605,600	831,859	1,335,655	561,454	341,967	32,983	3,578,667

605,600	831,859	1,335,655	561,454	341,967	32,983	3,578,667

(92)	(391)	(205)	(76)	(126)	(11)	(604)

605,508	831,468	1,335,450	561,378	341,841	32,972	3,578,063

1,913,057	3,427,460	1,675,331	1,546,118	1,247,811	200,280	8,135,240

(8,736,258)	728,552	(6,004,016)	(4,114,951)	(510,189)	(166,186)	(12,620,703)
19,412,481	17,367,577	23,817,620	11,128,075	1,605,361	27,078	156,864,086
—	(74,409)	—	—	—	—	—

10,676,223	18,021,720	17,813,604	7,013,124	1,095,172	(139,108)	144,243,383

(50,400,523)	(49,399,343)	6,083,058	(14,769,545)	(10,423,222)	708,383	(121,599,481)

(39,724,300)	(31,377,623)	23,896,662	(7,756,421)	(9,328,050)	569,275	22,643,902

$(37,811,243)	$(27,950,163)	$25,571,993	$(6,210,303)	$(8,080,239)	$769,555	$30,779,142

43

Statements of Operations (continued)

For the six months ended October 31, 2018

(Unaudited)

	Invesco S&P 500® Equal Weight Utilities ETF (RYU)	Invesco S&P MidCap 400® Equal Weight ETF (EWMC)	Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Investment Income:
Unaffiliated dividend income	$2,544,296	$836,730	$251,153
Affiliated dividend income	875	681	3,452
Securities lending income	—	—	8,945
Foreign withholding tax	—	(373)	(48)

Total Income	2,545,171	837,038	263,502

Expenses:
Advisory fees	287,376	212,469	77,581

Total Expenses	287,376	212,469	77,581

Less: Waivers	(106)	(69)	(16)

Net Expenses	287,270	212,400	77,565

Net Investment Income	2,257,901	624,638	185,937

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(2,139,298)	(861,043)	(201,103)
Unaffiliated in-kind redemptions	1,956,131	4,927,468	777,576
Affiliated in-kind redemptions	—	—	—

Net realized gain (loss)	(183,167)	4,066,425	576,473

Net change in unrealized appreciation (depreciation) on investment securities	8,115,522	(5,835,960)	(1,582,615)

Net realized and unrealized gain (loss)	7,932,355	(1,769,535)	(1,006,142)

Net increase (decrease) in net assets resulting from operations	$10,190,256	$(1,144,897)	$(820,205)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

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45

Statements of Changes in Net Assets

For the periods May 1, 2018 through October 31, 2018 and November 1, 2017 through April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P 100® Equal Weight ETF (OEW)
	Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$33,741	$37,340	$83,924
Net realized gain (loss)	6,023	408,469	629,127
Net change in unrealized appreciation (depreciation)	39,394	(320,959)	52,814

Net increase (decrease) in net assets resulting from operations	79,158	124,850	765,865

Distributions to Shareholders from:
Distributable earnings	(33,037)	(43,620)	(81,197)

Shareholder Transactions:
Proceeds from shares sold	—	3,282,691	7,284,392
Value of shares repurchased	—	(4,871,020)	(5,900,033)

Net increase (decrease) in net assets resulting from shares transactions	—	(1,588,329)	1,384,359

Increase (Decrease) in Net Assets	46,121	(1,507,099)	2,069,027

Net Assets:
Beginning of period	3,194,126	4,701,225	2,632,198

End of period	$3,240,247	$3,194,126	$4,701,225

Changes in Shares Outstanding:
Shares sold	—	100,000	250,000
Shares repurchased	—	(150,000)	(200,000)
Shares outstanding, beginning of period	100,000	150,000	100,000

Shares outstanding, end of period	100,000	100,000	150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P 500® Equal Weight ETF (RSP)			Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017

$126,146,962	$124,625,608	$196,447,136	$718,752	$569,462	$1,135,473
659,800,821	366,229,700	509,941,400	6,099,105	1,845,837	(1,620,433)
(800,407,137)	130,889,396	1,513,147,427	(7,049,099)	2,973,752	6,533,651

(14,459,354)	621,744,704	2,219,535,963	(231,242)	5,389,051	6,048,691

(133,758,695)	(132,095,127)	(179,124,293)	(674,063)	(601,330)	(1,160,323)

2,129,144,966	756,582,872	3,882,548,954	62,657,683	31,018,111	27,144,099
(1,965,295,952)	(856,800,328)	(1,656,006,406)	(52,460,145)	(24,492,220)	(27,390,480)

163,849,014	(100,217,456)	2,226,542,548	10,197,538	6,525,891	(246,381)

15,630,965	389,432,121	4,266,954,218	9,292,233	11,313,612	4,641,987

14,616,056,957	14,226,624,836	9,959,670,618	84,278,836	72,965,224	68,323,237

$14,631,687,922	$14,616,056,957	$14,226,624,836	$93,571,069	$84,278,836	$72,965,224

20,200,000	7,500,000	43,350,000	600,000	300,000	300,000
(18,900,000)	(8,450,000)	(18,150,000)	(500,000)	(250,000)	(300,000)
146,352,663	147,302,663	122,102,663	850,000	800,000	800,000

147,652,663	146,352,663	147,302,663	950,000	850,000	800,000

47

Statements of Changes in Net Assets (continued)

For the periods May 1, 2018 through October 31, 2018 and November 1, 2017 through April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
	Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$5,077,147	$4,718,708	$9,533,859
Net realized gain	8,209,928	5,003,557	20,301,445
Net change in unrealized appreciation (depreciation)	11,562,292	(919,528)	(22,537,500)

Net increase (decrease) in net assets resulting from operations	24,849,367	8,802,737	7,297,804

Distributions to Shareholders from:
Distributable earnings	(5,149,739)	(4,600,825)	(9,494,388)

Shareholder Transactions:
Proceeds from shares sold	184,223,803	66,157,576	149,237,362
Value of shares repurchased	(75,375,697)	(96,698,320)	(316,609,508)

Net increase (decrease) in net assets resulting from shares transactions	108,848,106	(30,540,744)	(167,372,146)

Increase (Decrease) in Net Assets	128,547,734	(26,338,832)	(169,568,730)

Net Assets:
Beginning of period	417,753,042	444,091,874	613,660,604

End of period	$546,300,776	$417,753,042	$444,091,874

Changes in Shares Outstanding:
Shares sold	1,450,000	500,000	1,200,000
Shares repurchased	(600,000)	(750,000)	(2,600,000)
Shares outstanding, beginning of period	3,400,000	3,650,000	5,050,000

Shares outstanding, end of period	4,250,000	3,400,000	3,650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P 500® Equal Weight Energy ETF (RYE)			Invesco S&P 500® Equal Weight Financials ETF (RYF)
Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017

$1,913,057	$2,177,027	$5,177,069	$3,427,460	$3,692,009	$4,649,290
10,676,223	350,972	1,826,342	18,021,720	15,706,492	29,673,559
(50,400,523)	23,727,402	(18,258,580)	(49,399,343)	(2,059,908)	34,101,728

(37,811,243)	26,255,401	(11,255,169)	(27,950,163)	17,338,593	68,424,577

(2,185,563)	(2,040,302)	(5,194,156)	(3,956,713)	(3,026,800)	(4,369,545)

214,523,924	56,131,454	166,387,004	54,452,579	146,094,808	396,942,732
(198,147,896)	(57,891,483)	(118,354,186)	(110,168,616)	(77,344,020)	(217,151,515)

16,376,028	(1,760,029)	48,032,818	(55,716,037)	68,750,788	179,791,217

(23,620,778)	22,455,070	31,583,493	(87,622,913)	83,062,581	243,846,249

253,202,221	230,747,151	199,163,658	441,558,329	358,495,748	114,649,499

$229,581,443	$253,202,221	$230,747,151	$353,935,416	$441,558,329	$358,495,748

3,450,000	950,000	2,800,000	1,250,000	3,250,000	10,650,000
(3,350,000)	(1,000,000)	(2,050,000)	(2,550,000)	(1,750,000)	(5,750,000)
4,200,005	4,250,005	3,500,005	10,050,000	8,550,000	3,650,000

4,300,005	4,200,005	4,250,005	8,750,000	10,050,000	8,550,000

49

Statements of Changes in Net Assets (continued)

For the periods May 1, 2018 through October 31, 2018 and November 1, 2017 through April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P 500® Equal Weight Health Care ETF (RYH)
	Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$1,675,331	$1,611,353	$2,763,505
Net realized gain	17,813,604	23,620,380	14,435,025
Net change in unrealized appreciation (depreciation)	6,083,058	(10,570,420)	94,082,455

Net increase (decrease) in net assets resulting from operations	25,571,993	14,661,313	111,280,985

Distributions to Shareholders from:
Distributable earnings	(1,631,092)	(1,620,790)	(2,631,245)

Shareholder Transactions:
Proceeds from shares sold	136,996,064	54,560,345	216,349,448
Value of shares repurchased	(58,171,659)	(119,306,978)	(148,875,500)

Net increase (decrease) in net assets resulting from shares transactions	78,824,405	(64,746,633)	67,473,948

Increase (Decrease) in Net Assets	102,765,306	(51,706,110)	176,123,688

Net Assets:
Beginning of period	598,911,343	650,617,453	474,493,765

End of period	$701,676,649	$598,911,343	$650,617,453

Changes in Shares Outstanding:
Shares sold	700,000	300,000	1,300,000
Shares repurchased	(300,000)	(650,000)	(900,000)
Shares outstanding, beginning of period	3,350,000	3,700,000	3,300,000

Shares outstanding, end of period	3,750,000	3,350,000	3,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P 500® Equal Weight Industrials ETF (RGI)			Invesco S&P 500® Equal Weight Materials ETF (RTM)
Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017

$1,546,118	$1,421,619	$2,255,750	$1,247,811	$1,514,808	$2,191,919
7,013,124	19,761,417	15,306,071	1,095,172	21,887,445	9,700,540
(14,769,545)	(19,293,244)	19,430,465	(10,423,222)	(28,704,634)	21,833,761

(6,210,303)	1,889,792	36,992,286	(8,080,239)	(5,302,381)	33,726,220

(1,539,751)	(1,408,275)	(2,570,293)	(1,327,490)	(1,376,220)	(2,126,922)

60,128,633	145,766,213	172,708,806	27,423,632	170,322,861	174,633,878
(71,440,048)	(91,069,129)	(107,834,685)	(69,611,643)	(176,938,428)	(96,676,433)

(11,311,415)	54,697,084	64,874,121	(42,188,011)	(6,615,567)	77,957,445

(19,061,469)	55,178,601	99,296,114	(51,595,740)	(13,294,168)	109,556,743

281,762,606	226,584,005	127,287,891	180,725,901	194,020,069	84,463,326

$262,701,137	$281,762,606	$226,584,005	$129,130,161	$180,725,901	$194,020,069

500,000	1,200,000	1,650,000	250,000	1,500,000	1,800,000
(600,000)	(750,000)	(1,050,000)	(650,000)	(1,600,000)	(1,000,000)
2,450,000	2,000,000	1,400,000	1,700,000	1,800,000	1,000,000

2,350,000	2,450,000	2,000,000	1,300,000	1,700,000	1,800,000

51

Statements of Changes in Net Assets (continued)

For the periods May 1, 2018 through October 31, 2018 and November 1, 2017 through April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
	Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$200,280	$330,349	$567,825
Net realized gain (loss)	(139,108)	453,682	431,120
Net change in unrealized appreciation (depreciation)	708,383	(1,204,302)	1,214,032

Net increase (decrease) in net assets resulting from operations	769,555	(420,271)	2,212,977

Distributions to Shareholders from:
Distributable earnings	(277,074)	(512,165)	(723,609)

Shareholder Transactions:
Proceeds from shares sold	—	2,719,647	8,142,625
Value of shares repurchased	(1,309,576)	(9,475,945)	(21,205,756)

Net increase (decrease) in net assets resulting from shares transactions	(1,309,576)	(6,756,298)	(13,063,131)

Increase (Decrease) in Net Assets	(817,095)	(7,688,734)	(11,573,763)

Net Assets:
Beginning of period	16,872,555	24,561,289	36,135,052

End of period	$16,055,460	$16,872,555	$24,561,289

Changes in Shares Outstanding:
Shares sold	—	100,000	300,000
Shares repurchased	(50,000)	(350,000)	(800,000)
Shares outstanding, beginning of period	650,000	900,000	1,400,000

Shares outstanding, end of period	600,000	650,000	900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P 500® Equal Weight Technology ETF (RYT)			Invesco S&P 500® Equal Weight Utilities ETF (RYU)
Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017

$8,135,240	$5,950,610	$11,461,755	$2,257,901	$2,475,589	$5,596,410
144,243,383	104,901,237	126,729,919	(183,167)	1,266,209	3,229,596
(121,599,481)	(21,563,864)	241,071,754	8,115,522	(9,685,599)	10,680,671

30,779,142	89,287,983	379,263,428	10,190,256	(5,943,801)	19,506,677

(8,471,824)	(6,972,945)	(10,382,861)	(2,350,587)	(2,707,230)	(5,692,156)

453,907,807	328,539,770	720,005,127	25,733,301	22,134,653	55,463,449
(520,909,837)	(305,622,050)	(494,931,647)	(21,010,526)	(42,230,142)	(111,962,567)

(67,002,030)	22,917,720	225,073,480	4,722,775	(20,095,489)	(56,499,118)

(44,694,712)	105,232,758	593,954,047	12,562,444	(28,746,520)	(42,684,597)

1,615,065,504	1,509,832,746	915,878,699	139,433,610	168,180,130	210,864,727

$1,570,370,792	$1,615,065,504	$1,509,832,746	$151,996,054	$139,433,610	$168,180,130

2,750,000	2,150,000	5,950,000	300,000	250,000	650,000
(3,150,000)	(2,050,000)	(4,100,000)	(250,000)	(500,000)	(1,350,000)
10,700,000	10,600,000	8,750,000	1,650,000	1,900,000	2,600,000

10,300,000	10,700,000	10,600,000	1,700,000	1,650,000	1,900,000

53

Statements of Changes in Net Assets (continued)

For the periods May 1, 2018 through October 31, 2018 and November 1, 2017 through April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
	Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$624,638	$751,728	$1,189,109
Net realized gain	4,066,425	9,731,230	15,490,139
Net change in unrealized appreciation (depreciation)	(5,835,960)	(7,149,508)	3,665,557

Net increase in net assets resulting from operations	(1,144,897)	3,333,450	20,344,805

Distributions to Shareholders from:
Distributable earnings	(711,800)	(818,160)	(1,246,531)

Shareholder Transactions:
Proceeds from shares sold	9,958,800	19,196,734	55,894,493
Value of shares repurchased	(13,590,789)	(31,966,258)	(50,244,574)

Net increase (decrease) in net assets resulting from shares transactions	(3,631,989)	(12,769,524)	5,649,919

Increase (Decrease) in Net Assets	(5,488,686)	(10,254,234)	24,748,193

Net Assets:
Beginning of period	104,437,708	114,691,942	89,943,749

End of period	$98,949,022	$104,437,708	$114,691,942

Changes in Shares Outstanding:
Shares sold	150,000	300,000	950,000
Shares repurchased	(200,000)	(500,000)	(850,000)
Shares outstanding, beginning of period	1,650,000	1,850,000	1,750,000

Shares outstanding, end of period	1,600,000	1,650,000	1,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017

$185,937	$171,294	$321,015
576,473	4,402,467	6,705,770
(1,582,615)	(3,048,315)	908,558

(820,205)	1,525,446	7,935,343

(212,858)	(197,020)	(296,001)

12,080,100	10,987,337	12,419,932
(3,026,663)	(13,773,725)	(22,371,710)

9,053,437	(2,786,388)	(9,951,778)

8,020,374	(1,457,962)	(2,312,436)

30,207,588	31,665,550	33,977,986

$38,227,962	$30,207,588	$31,665,550

200,000	200,000	250,000
(50,000)	(250,000)	(450,000)
550,000	600,000	800,000

700,000	550,000	600,000

55

Financial Highlights

Invesco S&P 100® Equal Weight ETF (OEW)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31, 2017	Period Ended October 31, 2016(a)
Per Share Data:
Net asset value, beginning of period	$31.94		$31.34		$26.32	$25.45
Income from investment operations:
Net investment income(b)	0.34		0.29		0.56	0.16
Net gain on investments (realized and unrealized)	0.45		0.56		4.87	0.79
Total from investment operations	0.79		0.85		5.43	0.95
Less distributions from:
Net investment income	(0.33)		(0.25)		(0.41)	(0.08)
Total distributions to shareholders	(0.33)		(0.25)		(0.41)	(0.08)
Net asset value, end of period	$32.40		$31.94		$31.34	$26.32
Market price, end of period(c)	$32.31		$31.91
Net Asset Value Total Return(d)	2.43%		2.68%		20.71%	3.73%
Market Price Total Return(d)	2.24%		2.82%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,240		$3,194		$4,701	$2,632
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40	%(e)	0.41%	0.40	%(e)
Net investment income	2	%(e)	1.78	%(e)	1.94%	1.77	%(e)
Portfolio turnover rate(f)	10%		1%		2%	3%

(a)	The Fund commenced operations on June 30, 2016.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Equal Weight ETF (RSP)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017		2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$99.87		$96.58		$81.57		$78.71	$78.08	$67.94	$51.76
Income from investment operations:
Net investment income(a)	0.85		0.85		1.39		1.31	1.22	1.09	0.99
Net gain (loss) on investments (realized and unrealized)	(0.73)		3.33		14.85		2.78	0.71	10.13	16.13
Total from investment operations	0.12		4.18		16.24		4.09	1.93	11.22	17.12
Less distributions from:
Net investment income	(0.89)		(0.89)		(1.23)		(1.23)	(1.30)	(1.08)	(0.94)
Total distributions to shareholders	(0.89)		(0.89)		(1.23)		(1.23)	(1.30)	(1.08)	(0.94)
Net asset value, end of period	$99.10		$99.87		$96.58		$81.57	$78.71	$78.08	$67.94
Market price, end of period(b)	$99.12		$99.92
Net Asset Value Total Return(c)	0.05%		4.30%		19.98%		5.24%	2.49%	16.60%	33.36%
Market Price Total Return(c)	0.03%		4.36%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$14,631,688		$14,616,057		$14,226,625		$9,959,671	$9,799,542	$8,976,197	$5,663,772
Ratio to average net assets of:
Expenses, after waivers	0.20	%(d)(e)	0.20	%(d)(e)	0.33	%(e)	0.40%	0.40%	0.40%	0.40%
Expenses, prior to waivers	0.20	%(d)	0.20	%(d)	0.36%		0.40%	0.40%	0.40%	0.40%
Net investment income, after waivers	1.63	%(d)	1.69	%(d)	1.52%		1.66%	1.53%	1.48%	1.64%
Portfolio turnover rate(f)	9%		9%		21%		22%	22%	18%	37%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Net expense information reflects the expense ratios after expense waivers.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights (continued)

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$99.15		$91.21		$85.40	$90.26	$82.76	$76.06	$55.09
Income from investment operations:
Net investment income(a)	0.68		0.68		1.27	1.29	1.15	0.95	0.79
Net gain (loss) on investments (realized and unrealized)	(0.67)		7.98		5.84	(4.96)	7.39	6.67	21.02
Total from investment operations	0.01		8.66		7.11	(3.67)	8.54	7.62	21.81
Less distributions from:
Net investment income	(0.66)		(0.72)		(1.30)	(1.19)	(1.04)	(0.92)	(0.84)
Total distributions to shareholders	(0.66)		(0.72)		(1.30)	(1.19)	(1.04)	(0.92)	(0.84)
Net asset value, end of period	$98.50		$99.15		$91.21	$85.40	$90.26	$82.76	$76.06
Market price, end of period(b)	$98.52		$99.13
Net Asset Value Total Return(c)	(0.03)%		9.49%		8.32%	(4.07)%	10.35%	10.07%	39.91%
Market Price Total Return(c)	0.01%		9.48%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$93,571		$84,279		$72,965	$68,323	$176,001	$86,897	$125,497
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Net investment income	1.30	%(d)	1.38	%(d)	1.39%	1.49%	1.29%	1.20%	1.19%
Portfolio turnover rate(e)	18%		13%		29%	30%	23%	22%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$122.87		$121.67		$121.52	$111.76	$100.75	$88.48	$68.24
Income from investment operations:
Net investment income(a)	1.37		1.32		2.30	2.19	2.08	2.04	1.73
Net gain on investments (realized and unrealized)	5.71		1.14		0.13	9.69	10.86	12.03	20.22
Total from investment operations	7.08		2.46		2.43	11.88	12.94	14.07	21.95
Less distributions from:
Net investment income	(1.41)		(1.26)		(2.28)	(2.12)	(1.93)	(1.80)	(1.71)
Total distributions to shareholders	(1.41)		(1.26)		(2.28)	(2.12)	(1.93)	(1.80)	(1.71)
Net asset value, end of period	$128.54		$122.87		$121.67	$121.52	$111.76	$100.75	$88.48
Market price, end of period(b)	$128.58		$122.84
Net Asset Value Total Return(c)	5.78%		1.96%		1.99%	10.63%	12.95%	16.04%	32.59%
Market Price Total Return(c)	5.83%		1.97%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$546,301		$417,753		$444,092	$613,661	$530,872	$186,382	$84,054
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Net investment income	2.15	%(d)	2.06	%(d)	1.86%	1.81%	1.94%	2.18%	2.15%
Portfolio turnover rate(e)	6%		9%		20%	17%	16%	20%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Financial Highlights (continued)

Invesco S&P 500® Equal Weight Energy ETF (RYE)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$60.29		$54.29		$56.90	$54.39	$77.16	$79.86	$64.01
Income from investment operations:
Net investment income(a)	0.39		0.47		1.28	0.90	1.35	1.40	0.78
Net gain (loss) on investments (realized and unrealized)	(6.82)		5.98		(2.50)	2.53	(22.73)	(2.91)	15.87
Total from investment operations	(6.43)		6.45		(1.22)	3.43	(21.38)	(1.51)	16.65
Less distributions from:
Net investment income	(0.47)		(0.45)		(1.39)	(0.92)	(1.39)	(1.19)	(0.80)
Total distributions to shareholders	(0.47)		(0.45)		(1.39)	(0.92)	(1.39)	(1.19)	(0.80)
Net asset value, end of period	$53.39		$60.29		$54.29	$56.90	$54.39	$77.16	$79.86
Market price, end of period(b)	$53.33		$60.43
Net Asset Value Total Return(c)	(10.77)%		11.97%		(2.20)%	6.50%	(27.93)%	(2.02)%	26.19%
Market Price Total Return(c)	(11.08)%		12.31%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$229,581		$253,202		$230,747	$199,164	$176,773	$100,307	$43,924
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Net investment income	1.26	%(d)	1.69	%(d)	2.22%	1.72%	2.16%	1.64%	1.09%
Portfolio turnover rate(e)	11%		10%		34%	41%	34%	25%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Equal Weight Financials ETF (RYF)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016		2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$43.94		$41.93		$31.41	$43.72		$43.27	$37.64	$28.68
Income from investment operations:
Net investment income(a)	0.36		0.40		0.55	0.81		0.72	0.53	0.57
Net gain (loss) on investments (realized and unrealized)	(3.43)		1.91		10.45	1.03		0.58	5.76	9.08
Total from investment operations	(3.07)		2.31		11.00	1.84		1.30	6.29	9.65
Less distributions from:
Net investment income	(0.42)		(0.30)		(0.48)	(0.78)		(0.80)	(0.66)	(0.58)
Return of capital	—		—		—	(13.37	)(b)	(0.05)	—	(0.11)
Total distributions to shareholders	(0.42)		(0.30)		(0.48)	(14.15)		(0.85)	(0.66)	(0.69)
Net asset value, end of period	$40.45		$43.94		$41.93	$31.41		$43.72	$43.27	$37.64
Market price, end of period(c)	$40.46		$43.98
Net Asset Value Total Return(d)	(7.07)%		5.50%		35.15%	4.33%		3.04%	16.84%	34.05%
Market Price Total Return(d)	(7.13)%		5.47%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$353,935		$441,558		$358,496	$114,649		$183,620	$136,316	$58,337
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40	%(e)	0.40%	0.40%		0.40%	0.40%	0.50%
Net investment income	1.65	%(e)	1.81	%(e)	1.44%	1.96%		1.64%	1.30%	1.65%
Portfolio turnover rate(f)	8%		7%		15%	53%		13%	19%	14%

(a)	Based on average shares outstanding.
(b)	Special distribution.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Financial Highlights (continued)

Invesco S&P 500® Equal Weight Health Care ETF (RYH)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$178.78		$175.84		$143.79	$149.97	$137.44	$104.50	$76.84
Income from investment operations:
Net investment income(a)	0.48		0.44		0.78	0.78	0.75	0.66	0.55
Net gain (loss) on investments (realized and unrealized)	8.31		2.93		32.02	(6.22)	12.46	32.89	27.63
Total from investment operations	8.79		3.37		32.80	(5.44)	13.21	33.55	28.18
Less distributions from:
Net investment income	(0.46)		(0.43)		(0.75)	(0.74)	(0.68)	(0.61)	(0.52)
Total distributions to shareholders	(0.46)		(0.43)		(0.75)	(0.74)	(0.68)	(0.61)	(0.52)
Net asset value, end of period	$187.11		$178.78		$175.84	$143.79	$149.97	$137.44	$104.50
Market price, end of period(b)	$187.24		$178.95
Net Asset Value Total Return(c)	4.89%		1.92%		22.85%	(3.65)%	9.61%	32.20%	36.81%
Market Price Total Return(c)	4.87%		2.06%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$701,677		$598,911		$650,617	$474,494	$569,893	$391,714	$130,627
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Net investment income	0.50	%(d)	0.49	%(d)	0.48%	0.52%	0.49%	0.55%	0.60%
Portfolio turnover rate(e)	10%		12%		24%	28%	22%	23%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Equal Weight Industrials ETF (RGI)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$115.01		$113.29		$90.92	$85.30	$88.18	$76.33	$56.94
Income from investment operations:
Net investment income(a)	0.67		0.62		1.24	1.40	1.13	1.22	0.95
Net gain (loss) on investments (realized and unrealized)	(3.25)		1.73		22.50	5.57	(2.69)	11.59	19.41
Total from investment operations	(2.58)		2.35		23.74	6.97	(1.56)	12.81	20.36
Less distributions from:
Net investment income	(0.64)		(0.63)		(1.37)	(1.35)	(1.29)	(0.96)	(0.97)
Return of capital	—		—		—	—	(0.03)	—	—
Total distributions to shareholders	(0.64)		(0.63)		(1.37)	(1.35)	(1.32)	(0.96)	(0.97)
Net asset value, end of period	$111.79		$115.01		$113.29	$90.92	$85.30	$88.18	$76.33
Market price, end of period(b)	$111.84		$115.03
Net Asset Value Total Return(c)	(2.30)%		2.05%		26.21%	8.25%	(1.78)%	16.85%	36.10%
Market Price Total Return(c)	(2.27)%		2.00%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$262,701		$281,763		$226,584	$127,288	$93,831	$123,447	$57,251
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Net investment income	1.10	%(d)	1.05	%(d)	1.18%	1.60%	1.29%	1.47%	1.41%
Portfolio turnover rate(e)	16%		7%		18%	23%	22%	15%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Financial Highlights (continued)

Invesco S&P 500® Equal Weight Materials ETF (RTM)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$106.31		$107.79		$84.46	$79.97	$82.38	$75.49	$60.71
Income from investment operations:
Net investment income(a)	0.80		0.70		1.49	1.29	1.23	1.21	1.25
Net gain (loss) on investments (realized and unrealized)	(6.92)		(1.50)		23.28	4.49	(2.41)	6.85	14.73
Total from investment operations	(6.12)		(0.80)		24.77	5.78	(1.18)	8.06	15.98
Less distributions from:
Net investment income	(0.86)		(0.68)		(1.44)	(1.29)	(1.23)	(1.17)	(1.20)
Total distributions to shareholders	(0.86)		(0.68)		(1.44)	(1.29)	(1.23)	(1.17)	(1.20)
Net asset value, end of period	$99.33		$106.31		$107.79	$84.46	$79.97	$82.38	$75.49
Market price, end of period(b)	$99.37		$106.31
Net Asset Value Total Return(c)	(5.86)%		(0.77)%		29.52%	7.29%	(1.44)%	10.68%	26.59%
Market Price Total Return(c)	(5.82)%		(0.91)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$129,130		$180,726		$194,020	$84,463	$55,982	$74,138	$49,069
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Net investment income	1.46	%(d)	1.28	%(d)	1.54%	1.57%	1.46%	1.48%	1.84%
Portfolio turnover rate(e)	10%		6%		22%	25%	27%	22%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Financial Highlights (continued)

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,		Period Ended October 31, 2015(a)
					2017	2016
Per Share Data:
Net asset value, beginning of period	$25.96		$27.29		$25.81	$25.63	$25.31
Income from investment operations:
Net investment income(b)	0.33		0.44		0.54	0.70	0.13
Net gain (loss) on investments (realized and unrealized)	0.93		(1.20)		1.59	(0.08)	0.27
Total from investment operations	1.26		(0.76)		2.13	0.62	0.40
Less distributions from:
Net investment income	(0.46)		(0.35)		(0.65)	(0.44)	(0.08)
Net Realized gains	—		(0.22)		—	—	—
Total distributions to shareholders	(0.46)		(0.57)		(0.65)	(0.44)	(0.08)
Net asset value, end of period	$26.76		$25.96		$27.29	$25.81	$25.63
Market price, end of period(c)	$26.80		$25.96
Net Asset Value Total Return(d)	4.85%		(2.93)%		8.33%	2.39%	1.61%
Market Price Total Return(d)	5.01%		(2.35)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$16,055		$16,873		$24,561	$36,135	$2,563
Ratio to average net assets of:
Expenses	0.40	%(e)	0.41	%(e)	0.41%	0.37%	0.40	%(e)
Net investment income	2.43	%(e)	3.28	%(e)	2.00%	2.70%	2.49	%(e)
Portfolio turnover rate(f)	8%		2%		24%	10%	5%

(a)	The Fund commenced operations on August 13, 2015.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Financial Highlights (continued)

Invesco S&P 500® Equal Weight Technology ETF (RYT)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$150.94		$142.44		$104.67	$93.16	$87.17	$70.98	$51.53
Income from investment operations:
Net investment income(a)	0.74		0.56		1.16	1.47	1.09	0.78	0.68
Net gain on investments (realized and unrealized)	1.53		8.56		37.61	11.48	6.09	16.15	19.43
Total from investment operations	2.27		9.12		38.77	12.95	7.18	16.93	20.11
Less distributions from:
Net investment income	(0.75)		(0.62)		(1.00)	(1.44)	(1.12)	(0.74)	(0.66)
Return of capital	—		—		—	—	(0.07)	—	—
Total distributions to shareholders	(0.75)		(0.62)		(1.00)	(1.44)	(1.19)	(0.74)	(0.66)
Net asset value, end of period	$152.46		$150.94		$142.44	$104.67	$93.16	$87.17	$70.98
Market price, end of period(b)	$152.54		$151.10
Net Asset Value Total Return(c)	1.45%		6.40%		37.19%	14.06%	8.30%	23.92%	39.23%
Market Price Total Return(c)	1.39%		6.48%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,570,371		$1,615,066		$1,509,833	$915,879	$740,629	$671,221	$273,275
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Net investment income	0.91	%(d)	0.76	%(d)	0.95%	1.55%	1.20%	0.97%	1.07%
Portfolio turnover rate(e)	16%		10%		19%	24%	21%	22%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Equal Weight Utilities ETF (RYU)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$84.51		$88.52		$81.10	$73.29	$76.69	$64.67	$60.52
Income from investment operations:
Net investment income(a)	1.36		1.38		2.54	2.49	2.48	2.59	2.36
Net gain (loss) on investments (realized and unrealized)	4.93		(3.92)		7.44	7.81	(2.97)	11.75	4.11
Total from investment operations	6.29		(2.54)		9.98	10.30	(0.49)	14.34	6.47
Less distributions from:
Net investment income	(1.39)		(1.47)		(2.56)	(2.49)	(2.91)	(2.32)	(2.32)
Total distributions to shareholders	(1.39)		(1.47)		(2.56)	(2.49)	(2.91)	(2.32)	(2.32)
Net asset value, end of period	$89.41		$84.51		$88.52	$81.10	$73.29	$76.69	$64.67
Market price, end of period(b)	$89.61		$84.45
Net Asset Value Total Return(c)	7.53%		(2.88)%		12.51%	14.13%	(0.56)%	22.61%	10.95%
Market Price Total Return(c)	7.85%		(2.92)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$151,996		$139,434		$168,180	$210,865	$128,258	$141,875	$51,738
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Net investment income	3.14	%(d)	3.29	%(d)	3.01%	3.09%	3.30%	3.72%	3.78%
Portfolio turnover rate(e)	14%		7%		11%	22%	20%	31%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$63.30		$62.00		$51.40	$49.09	$50.39	$45.24	$33.95
Income from investment operations:
Net investment income(a)	0.40		0.42		0.60	0.66	0.62	0.62	0.57
Net gain (loss) on investments (realized and unrealized)	(1.41)		1.30		10.59	2.30	(1.21)	5.48	11.28
Total from investment operations	(1.01)		1.72		11.19	2.96	(0.59)	6.10	11.85
Less distributions from:
Net investment income	(0.45)		(0.42)		(0.59)	(0.65)	(0.67)	(0.59)	(0.56)
Capital gains	—		—		—	—	—	(0.36)	—
Return of capital	—		—		—	—	(0.04)	—	—
Total distributions to shareholders	(0.45)		(0.42)		(0.59)	(0.65)	(0.71)	(0.95)	(0.56)
Net asset value, end of period	$61.84		$63.30		$62.00	$51.40	$49.09	$50.39	$45.24
Market price, end of period(b)	$61.84		$63.29
Net Asset Value Total Return(c)	(1.66)%		2.76%		21.82%	6.08%	(1.19)%	13.61%	35.21%
Market Price Total Return(c)	(1.64)%		2.74%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$98,949		$104,438		$114,692	$89,944	$132,532	$146,125	$76,904
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40	%(d)	0.41%	0.41%	0.41%	0.41%	0.41%
Net investment income	1.18	%(d)	1.33	%(d)	1.02%	1.35%	1.22%	1.27%	1.44%
Portfolio turnover rate(e)	13%		9%		26%	101%	31%	29%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$54.92		$52.78		$42.47	$41.84	$44.87	$42.89	$31.82
Income from investment operations:
Net investment income(a)	0.29		0.29		0.47	0.32	0.49	0.43	0.54
Net gain (loss) on investments (realized and unrealized)	(0.28)		2.15		10.27	0.67	(2.97)	1.97	11.12
Total from investment operations	0.01		2.44		10.74	0.99	(2.48)	2.40	11.66
Less distributions from:
Net investment income	(0.32)		(0.30)		(0.43)	(0.36)	(0.52)	(0.42)	(0.59)
Return of capital	—		—		—	—	(0.03)	—	—
Total distributions to shareholders	(0.32)		(0.30)		(0.43)	(0.36)	(0.55)	(0.42)	(0.59)
Net asset value, end of period	$54.61		$54.92		$52.78	$42.47	$41.84	$44.87	$42.89
Market price, end of period(b)	$54.63		$55.02
Net Asset Value Total Return(c)	(0.04)%		4.62%		25.32%	2.39%	(5.59)%	5.58%	37.07%
Market Price Total Return(c)	(0.18)%		4.55%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$38,228		$30,208		$31,666	$33,978	$43,930	$40,380	$25,736
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40	%(d)	0.41%	0.41%	0.41%	0.42%	0.41%
Net investment income	0.96	%(d)	1.10	%(d)	0.96%	0.80%	1.11%	0.96%	1.46%
Portfolio turnover rate(e)	16%		10%		24%	96%	47%	43%	42%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2018

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust (the “Trust”), formerly PowerShares Exchange-Traded Fund Trust, was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco S&P 100® Equal Weight ETF	“S&P 100® Equal Weight ETF”
Invesco S&P 500® Equal Weight ETF	“S&P 500® Equal Weight ETF”
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	“S&P 500® Equal Weight Consumer Discretionary ETF”
Invesco S&P 500® Equal Weight Consumer Staples ETF	“S&P 500® Equal Weight Consumer Staples ETF”
Invesco S&P 500® Equal Weight Energy ETF	“S&P 500® Equal Weight Energy ETF”
Invesco S&P 500® Equal Weight Financials ETF	“S&P 500® Equal Weight Financials ETF”
Invesco S&P 500® Equal Weight Health Care ETF	“S&P 500® Equal Weight Health Care ETF”
Invesco S&P 500® Equal Weight Industrials ETF	“S&P 500® Equal Weight Industrials ETF”
Invesco S&P 500® Equal Weight Materials ETF	“S&P 500® Equal Weight Materials ETF”
Invesco S&P 500® Equal Weight Real Estate ETF	“S&P 500® Equal Weight Real Estate ETF”
Invesco S&P 500® Equal Weight Technology ETF	“S&P 500® Equal Weight Technology ETF”
Invesco S&P 500® Equal Weight Utilities ETF	“S&P 500® Equal Weight Utilities ETF”
Invesco S&P MidCap 400® Equal Weight ETF	“S&P MidCap 400® Equal Weight ETF”
Invesco S&P SmallCap 600® Equal Weight ETF	“S&P SmallCap 600® Equal Weight ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s shares are listed and traded on NYSE Arca, Inc.

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the lnvesco brand. This resulted in all references to the PowerShares name being changed to lnvesco.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the daily performance of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
S&P 100® Equal Weight ETF	S&P 100® Equal Weight Index
S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index
S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Consumer Discretionary Index
S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Consumer Staples Index
S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Energy Index
S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Financials Index
S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Health Care Index
S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Industrials Index
S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Materials Index
S&P 500® Equal Weight Real Estate ETF	S&P 500® Equal Weight Real Estate Index
S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Information Technology Index
S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Telecommunication Services & Utilities Index
S&P MidCap 400® Equal Weight ETF	S&P MidCap 400® Equal Weight Index
S&P SmallCap 600® Equal Weight ETF	S&P SmallCap 600® Equal Weight Index

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Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

65

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Industry Concentration Risk. Each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, each Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing each Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase each Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on each Fund’s performance.

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

REIT Risk. For S&P 500® Equal Weight Real Estate ETF, S&P MidCap 400® Equal Weight ETF and S&P SmallCap 600® Equal Weight ETF, in addition to the risks pertaining to real estate investments more generally, REITs are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. REITs may be affected by changes in the values

66

of the underlying properties that they own or operate and could fail to qualify for favorable tax or regulatory treatment. REITs also are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs rely heavily on cash flows and a variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. Should a lessee default on their loan, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments.

Mid-Capitalization Company Risk. For S&P MidCap 400® Equal Weight ETF, investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often mid-capitalization companies and the industries in which they focus are still evolving, and, as a result, they may be more sensitive to changing market conditions.

Small- and Mid-Capitalization Company Risk. For S&P SmallCap 600® Equal Weight ETF, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. Investment Transactions and Investment Income

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F. Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable

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earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

I. Securities Lending

During the six-month period ended October 31, 2018, S&P 500® Equal Weight ETF and S&P SmallCap 600® Equal Weight ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

J. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

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For the period November 1, 2017 to April 30, 2018, distributions from distributable earnings consisted of:

Fund	Distributions to Shareholders from net investment income	Distributions to Shareholders from net realized gains
S&P 100® Equal Weight ETF	$43,620	$—
S&P 500® Equal Weight ETF	132,095,127	—
S&P 500® Equal Weight Consumer Discretionary ETF	601,330	—
S&P 500® Equal Weight Consumer Staples ETF	4,600,825	—
S&P 500® Equal Weight Energy ETF	2,040,302	—
S&P 500® Equal Weight Financials ETF	3,026,800	—
S&P 500® Equal Weight Health Care ETF	1,620,790	—
S&P 500® Equal Weight Industrials ETF	1,408,275	—
S&P 500® Equal Weight Materials ETF	1,376,220	—
S&P 500® Equal Weight Real Estate ETF	307,630	204,535
S&P 500® Equal Weight Technology ETF	6,972,945	—
S&P 500® Equal Weight Utilities ETF	2,707,230	—
S&P MidCap 400® Equal Weight ETF	818,160	—
S&P SmallCap 600® Equal Weight ETF	197,020	—

For the fiscal year ended October 31, 2017, distributions from distributable earnings consisted of distributions from net investment income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets as follows:

Fund	Unitary Management Fees (as a % of Net Assets)
S&P 100® Equal Weight ETF	0.40%
S&P 500® Equal Weight ETF	0.20%
S&P 500® Equal Weight Consumer Discretionary ETF	0.40%
S&P 500® Equal Weight Consumer Staples ETF	0.40%
S&P 500® Equal Weight Energy ETF	0.40%
S&P 500® Equal Weight Financials ETF	0.40%
S&P 500® Equal Weight Health Care ETF	0.40%
S&P 500® Equal Weight Industrials ETF	0.40%
S&P 500® Equal Weight Materials ETF	0.40%
S&P 500® Equal Weight Real Estate ETF	0.40%
S&P 500® Equal Weight Technology ETF	0.40%
S&P 500® Equal Weight Utilities ETF	0.40%
S&P MidCap 400® Equal Weight ETF	0.40%
S&P SmallCap 600® Equal Weight ETF	0.40%

Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if applicable, and litigation expenses and extraordinary expenses) from exceeding a percentage of the Fund’s average daily net assets per year (the

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“Expense Cap”) through at least April 6, 2020, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The limits are listed below:

Fund	Expense Cap	Contract End Date
S&P 100® Equal Weight ETF	0.40%	04/06/20
S&P 500® Equal Weight ETF	0.20%	04/06/20
S&P 500® Equal Weight Consumer Discretionary ETF	0.40%	04/06/20
S&P 500® Equal Weight Consumer Staples ETF	0.40%	04/06/20
S&P 500® Equal Weight Energy ETF	0.40%	04/06/20
S&P 500® Equal Weight Financials ETF	0.40%	04/06/20
S&P 500® Equal Weight Health Care ETF	0.40%	04/06/20
S&P 500® Equal Weight Industrials ETF	0.40%	04/06/20
S&P 500® Equal Weight Materials ETF	0.40%	04/06/20
S&P 500® Equal Weight Real Estate ETF	0.40%	04/06/20
S&P 500® Equal Weight Technology ETF	0.40%	04/06/20
S&P 500® Equal Weight Utilities ETF	0.40%	04/06/20
S&P MidCap 400® Equal Weight ETF	0.40%	04/06/20
S&P SmallCap 600® Equal Weight ETF	0.40%	04/06/20

Additionally, through at least August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investment in money market funds managed by that affiliate (excluding investment of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended October 31, 2018, the Adviser waived fees for each Fund in the following amounts:

S&P 100® Equal Weight ETF	$2
S&P 500® Equal Weight ETF	8,876
S&P 500® Equal Weight Consumer Discretionary ETF	62
S&P 500® Equal Weight Consumer Staples ETF	232
S&P 500® Equal Weight Energy ETF	92
S&P 500® Equal Weight Financials ETF	391
S&P 500® Equal Weight Health Care ETF	205
S&P 500® Equal Weight Industrials ETF	76
S&P 500® Equal Weight Materials ETF	126
S&P 500® Equal Weight Real Estate ETF	11
S&P 500® Equal Weight Technology ETF	604
S&P 500® Equal Weight Utilities ETF	106
S&P MidCap 400® Equal Weight ETF	69
S&P SmallCap 600® Equal Weight ETF	16

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

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Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2018.

S&P 500® Equal Weight ETF

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco Ltd.	$25,443,974	$13,411,013	$(1,499,327)	$(8,245,183)	$(95,019)	$29,015,458	$595,377

S&P 500® Equal Weight Financials ETF

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco Ltd.	$5,711,233	$2,517,101	$(1,346,733)	$(1,572,585)	$(74,409)	$5,234,607	$126,215

S&P SmallCap 600® Equal Weight ETF

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$51,482	$22,110	$(1,483)	$(4,849)	$(184)	$67,076	$3,283

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P SmallCap 600® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$38,208,174	$—	$3,190	$38,211,364
Money Market Funds	785,240	—	—	785,240

Total Investments	$38,993,414	$—	$3,190	$38,996,604

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Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2018, which expire as follows:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
S&P 100® Equal Weight ETF	$—	$307	$—	$307
S&P 500® Equal Weight ETF	20,783,254	1,565,645	473,195,821	495,544,720
S&P 500® Equal Weight Consumer Discretionary ETF	—	1,348,297	10,665,249	12,013,546
S&P 500® Equal Weight Consumer Staples ETF	61,000	3,337,222	11,606,571	15,004,793
S&P 500® Equal Weight Energy ETF	128,371	20,290,424	56,839,821	77,258,616
S&P 500® Equal Weight Financials ETF	—	2,894,844	6,038,574	8,933,418
S&P 500® Equal Weight Health Care ETF	—	5,410,312	33,716,199	39,126,511
S&P 500® Equal Weight Industrials ETF	—	1,952,812	5,274,998	7,227,810
S&P 500® Equal Weight Materials ETF	—	1,150,282	10,116,432	11,266,714
S&P 500® Equal Weight Real Estate ETF	—	—	—	—
S&P 500® Equal Weight Technology ETF	—	7,595,522	29,812,764	37,408,286
S&P 500® Equal Weight Utilities ETF	—	2,602,233	7,236,106	9,838,339
S&P MidCap 400® Equal Weight ETF	—	7,638,685	8,024,426	15,663,111
S&P SmallCap 600® Equal Weight ETF	259,648	7,423,439	6,781,988	14,465,075

*

Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended October 31, 2018, the cost of securities purchased and proceeds from sales of securities, (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any), were as follows:

	Purchases	Sales
S&P 100® Equal Weight ETF	$331,647	$333,906
S&P 500® Equal Weight ETF	1,331,718,881	1,341,889,742
S&P 500® Equal Weight Consumer Discretionary ETF	22,323,882	19,692,432
S&P 500® Equal Weight Consumer Staples ETF	33,945,936	29,695,374
S&P 500® Equal Weight Energy ETF	29,956,134	29,958,704
S&P 500® Equal Weight Financials ETF	32,404,167	33,096,466
S&P 500® Equal Weight Health Care ETF	71,556,348	66,033,692
S&P 500® Equal Weight Industrials ETF	44,926,288	46,078,748
S&P 500® Equal Weight Materials ETF	19,394,989	16,673,091
S&P 500® Equal Weight Real Estate ETF	1,313,721	1,329,936
S&P 500® Equal Weight Technology ETF	275,164,634	277,548,735
S&P 500® Equal Weight Utilities ETF	20,585,441	23,295,337
S&P MidCap 400® Equal Weight ETF	15,487,889	13,297,290
S&P SmallCap 600® Equal Weight ETF	5,985,570	7,227,584

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For the six-month period ended October 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
S&P 100® Equal Weight ETF	$—	$—
S&P 500® Equal Weight ETF	2,124,426,734	1,959,117,080
S&P 500® Equal Weight Consumer Discretionary ETF	62,151,124	54,569,172
S&P 500® Equal Weight Consumer Staples ETF	184,103,352	80,059,583
S&P 500® Equal Weight Energy ETF	214,512,609	197,880,865
S&P 500® Equal Weight Financials ETF	54,440,743	109,902,597
S&P 500® Equal Weight Health Care ETF	136,783,162	63,925,322
S&P 500® Equal Weight Industrials ETF	60,080,323	70,163,053
S&P 500® Equal Weight Materials ETF	27,402,183	72,374,075
S&P 500® Equal Weight Real Estate ETF	—	1,309,457
S&P 500® Equal Weight Technology ETF	453,574,539	517,835,677
S&P 500® Equal Weight Utilities ETF	25,725,585	18,418,271
S&P MidCap 400® Equal Weight ETF	9,949,410	15,788,610
S&P SmallCap 600® Equal Weight ETF	12,059,782	1,776,331

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2018, the aggregate cost of investment, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Invesco S&P 100® Equal Weight ETF	$121,235	$(354,660)	$(233,425)	$3,469,631
Invesco S&P 500® Equal Weight ETF	2,354,924,025	(744,574,266)	1,610,349,759	13,050,324,176
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	3,181,061	(13,153,519)	(9,972,458)	103,498,894
Invesco S&P 500® Equal Weight Consumer Staples ETF	30,959,860	(42,710,639)	(11,750,779)	557,502,141
Invesco S&P 500® Equal Weight Energy ETF	361,843	(55,993,407)	(55,631,564)	285,227,278
Invesco S&P 500® Equal Weight Financial ETF	11,954,869	(32,091,687)	(20,136,818)	374,092,468
Invesco S&P 500® Equal Weight Health Care ETF	103,893,980	(54,589,178)	49,304,802	652,259,619
Invesco S&P 500® Equal Weight Industrials ETF	9,424,205	(26,842,604)	(17,418,399)	279,816,562
Invesco S&P 500® Equal Weight Materials ETF	2,562,853	(25,757,517)	(23,194,664)	152,384,255
Invesco S&P 500® Equal Weight Real Estate ETF	489,729	(1,495,699)	(1,005,970)	17,064,832
Invesco S&P 500® Equal Weight Technology ETF	223,416,508	(82,117,074)	141,299,434	1,430,015,902
Invesco S&P 500® Equal Weight Utilities ETF	9,504,286	(6,297,366)	3,206,920	148,654,274
Invesco S&P MidCap 400® Equal Weight ETF	7,074,023	(9,357,636)	(2,283,613)	101,216,854
Invesco S&P SmallCap 600® Equal Weight ETF	3,314,123	(4,564,219)	(1,250,096)	40,246,700

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ Fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

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Note 9. Capital

Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Event

At a meeting held on December 13, 2018, the Board of Trustees of the Trust approved the termination and winding down of S&P 100® Equal Weight ETF, with the liquidation payment to shareholders expected to take place on or about February 27, 2019. Investors who have elected not to sell their shares before market close on February 20, 2019 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 27, 2019.

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Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2018.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 100® Equal Weight ETF (OEW)
Actual	$1,000.00	$1,024.26	0.40%	$2.04
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight ETF (RSP)
Actual	1,000.00	1,000.51	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
Actual	1,000.00	999.68	0.40	2.02
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Actual	1,000.00	1,057.76	0.40	2.07
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Energy ETF (RYE)
Actual	1,000.00	892.31	0.40	1.91
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Financials ETF (RYF)
Actual	1,000.00	929.30	0.40	1.95
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
Actual	1,000.00	1,048.94	0.40	2.07
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

75

Fees and Expenses (continued)

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
Actual	$1,000.00	$977.04	0.40%	$1.99
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Materials ETF (RTM)
Actual	1,000.00	941.45	0.40	1.96
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
Actual	1,000.00	1,048.51	0.40	2.07
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Technology ETF (RYT)
Actual	1,000.00	1,014.47	0.40	2.03
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
Actual	1,000.00	1,075.33	0.40	2.09
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
Actual	1,000.00	983.44	0.40	2.00
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Actual	1,000.00	999.64	0.40	2.02
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

76

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-TRST1-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

October 31, 2018

RPG	Invesco S&P 500® Pure Growth ETF
RPV	Invesco S&P 500® Pure Value ETF
XLG	Invesco S&P 500® Top 50 ETF
RFG	Invesco S&P MidCap 400® Pure Growth ETF
RFV	Invesco S&P MidCap 400® Pure Value ETF
RZG	Invesco S&P SmallCap 600® Pure Growth ETF
RZV	Invesco S&P SmallCap 600® Pure Value ETF

2

Invesco S&P 500® Pure Growth ETF (RPG)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Information Technology	36.8
Health Care	22.3
Consumer Discretionary	9.4
Industrials	8.3
Financials	8.1
Communication Services	7.2
Real Estate	4.7
Consumer Staples	1.7
Materials	1.5
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—7.2%
448,510	Activision Blizzard, Inc.	$30,969,615
9,301	Alphabet, Inc., Class A(b)	10,143,485
9,421	Alphabet, Inc., Class C(b)	10,144,250
55,427	Charter Communications, Inc., Class A(b)	17,757,148
105,663	Electronic Arts, Inc.(b)	9,613,220
161,738	Facebook, Inc., Class A(b)	24,550,211
163,177	Netflix, Inc.(b)	49,243,555
395,625	Twitter, Inc.(b)	13,747,969

		166,169,453

	Consumer Discretionary—9.4%
25,575	Amazon.com, Inc.(b)	40,869,106
208,523	Aptiv PLC	16,014,566
7,613	Booking Holdings, Inc.(b)	14,271,177
585,330	D.R. Horton, Inc.	21,048,467
158,723	Dollar Tree, Inc.(b)	13,380,349
540,635	eBay, Inc.(b)	15,694,634
82,018	Home Depot, Inc. (The)	14,425,326
185,993	Marriott International, Inc., Class A	21,740,722
222,905	Michael Kors Holdings Ltd.(b)	12,351,166
385,326	Norwegian Cruise Line Holdings Ltd.(b)	16,981,317
975,310	PulteGroup, Inc.	23,963,367
55,411	Wynn Resorts Ltd.	5,574,346

		216,314,543

	Consumer Staples—1.7%
57,067	Constellation Brands, Inc., Class A	11,369,459
124,634	Estee Lauder Cos., Inc. (The), Class A	17,129,697
175,964	Monster Beverage Corp.(b)	9,299,697

		37,798,853

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials—8.1%
247,837	Cboe Global Markets, Inc.	$27,968,405
229,132	Charles Schwab Corp. (The)	10,595,064
358,961	E*TRADE Financial Corp.	17,739,853
241,297	Intercontinental Exchange, Inc.	18,589,521
115,433	Moody’s Corp.	16,793,193
214,674	MSCI, Inc.	32,282,676
396,568	Progressive Corp. (The)	27,640,790
67,039	S&P Global, Inc.	12,222,550
44,915	SVB Financial Group(b)	10,655,185
115,643	T. Rowe Price Group, Inc.	11,216,215

		185,703,452

	Health Care—22.3%
203,790	Abbott Laboratories	14,049,283
227,706	AbbVie, Inc.	17,726,912
100,372	ABIOMED, Inc.(b)	34,246,926
245,131	Agilent Technologies, Inc.	15,882,038
132,847	Align Technology, Inc.(b)	29,385,756
45,012	Becton, Dickinson and Co.	10,375,266
468,188	Boston Scientific Corp.(b)	16,920,314
76,086	Celgene Corp.(b)	5,447,758
326,453	Centene Corp.(b)	42,543,355
324,369	Cerner Corp.(b)	18,579,856
83,280	Cigna Corp.	17,806,097
50,632	Cooper Cos., Inc. (The)	13,078,752
161,220	Edwards Lifesciences Corp.(b)	23,796,072
492,885	Hologic, Inc.(b)	19,217,586
98,224	IDEXX Laboratories, Inc.(b)	20,835,275
100,217	Illumina, Inc.(b)	31,182,520
96,516	Incyte Corp.(b)	6,256,167
61,619	Intuitive Surgical, Inc.(b)	32,114,590
22,845	Mettler-Toledo International, Inc.(b)	12,492,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Pure Growth ETF (RPG) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
110,130	Nektar Therapeutics(b)	$4,259,828
27,936	Regeneron Pharmaceuticals, Inc.(b)	9,477,009
155,639	ResMed, Inc.	16,485,283
81,423	Stryker Corp.	13,208,439
97,364	UnitedHealth Group, Inc.	25,446,081
229,362	Vertex Pharmaceuticals, Inc.(b)	38,867,685
61,886	Waters Corp.(b)	11,739,155
127,965	Zoetis, Inc.	11,536,045

		512,956,151

	Industrials—8.3%
193,774	A.O. Smith Corp.	8,822,530
163,790	AMETEK, Inc.	10,987,033
63,912	Boeing Co. (The)	22,679,812
99,220	Cintas Corp.	18,045,141
466,225	Copart, Inc.(b)	22,803,065
170,245	CSX Corp.	11,723,071
188,497	Fortune Brands Home & Security, Inc.	8,450,321
45,009	Illinois Tool Works, Inc.	5,741,798
94,499	Rockwell Collins, Inc.	12,097,762
237,444	Rollins, Inc.	14,056,685
49,888	Roper Technologies, Inc.	14,113,315
38,660	TransDigm Group, Inc.(b)	12,767,465
114,569	United Rentals, Inc.(b)	13,756,300
165,192	Waste Management, Inc.	14,779,728

		190,824,026

	Information Technology—36.8%
186,425	Adobe, Inc.(b)	45,815,808
133,508	Amphenol Corp., Class A	11,948,966
160,657	Analog Devices, Inc.	13,448,597
115,235	ANSYS, Inc.(b)	17,233,394
129,848	Apple, Inc.	28,418,533
688,143	Applied Materials, Inc.	22,626,142
111,878	Arista Networks, Inc.(b)	25,771,097
116,465	Broadcom, Inc.	26,028,763
237,009	Broadridge Financial Solutions, Inc.	27,715,832
500,195	Cadence Design Systems, Inc.(b)	22,293,691
215,883	Cognizant Technology Solutions Corp., Class A	14,902,403
660,069	Corning, Inc.	21,089,205
137,918	Fiserv, Inc.(b)	10,936,897
96,873	FleetCor Technologies, Inc.(b)	19,377,506
376,638	Fortinet, Inc.(b)	30,952,111
109,558	Gartner, Inc.(b)	16,161,996
186,846	Global Payments, Inc.	21,343,419
92,656	Intuit, Inc.	19,550,416
145,212	IPG Photonics Corp.(b)	19,393,063
105,809	KLA-Tencor Corp.	9,685,756
171,468	Lam Research Corp.	24,302,160
125,280	Mastercard, Inc., Class A	24,764,098
216,354	Microchip Technology, Inc.(c)	14,231,766
442,504	Micron Technology, Inc.(b)	16,691,251
177,685	Motorola Solutions, Inc.	21,777,074
198,692	NetApp, Inc.	15,595,335
169,583	NVIDIA Corp.	35,753,184
429,983	PayPal Holdings, Inc.(b)	36,200,269
328,505	Qorvo, Inc.(b)	24,148,403

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
245,190	Red Hat, Inc.(b)	$42,084,412
251,223	salesforce.com, Inc.(b)	34,477,844
219,292	Skyworks Solutions, Inc.	19,025,774
188,637	Synopsys, Inc.(b)	16,888,671
91,580	Texas Instruments, Inc.	8,501,371
371,389	Total System Services, Inc.	33,852,107
172,369	VeriSign, Inc.(b)	24,569,477
198,821	Visa, Inc., Class A	27,407,475

		844,964,266

	Materials—1.5%
118,729	Avery Dennison Corp.	10,771,095
109,507	FMC Corp.	8,550,306
39,106	Sherwin-Williams Co. (The)	15,387,038

		34,708,439

	Real Estate—4.7%
131,242	American Tower Corp. REIT	20,448,816
573,697	CBRE Group, Inc., Class A(b)	23,114,252
18,337	Equinix, Inc. REIT	6,944,955
179,413	Extra Space Storage, Inc. REIT	16,157,935
348,501	Prologis, Inc. REIT	22,467,860
118,518	SBA Communications Corp. REIT(b)	19,220,064

		108,353,882

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,963,095,473)—100.0%	2,297,793,065

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.4%
8,705,660	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $8,705,660)	8,705,660

	Total Investments in Securities (Cost $1,971,801,133)—100.4%	2,306,498,725
	Other assets less liabilities—(0.4)%	(9,382,595)

	Net Assets—100.0%	$2,297,116,130

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Pure Value ETF (RPV)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Financials	26.2
Consumer Discretionary	18.4
Energy	10.5
Health Care	9.7
Consumer Staples	8.4
Industrials	7.9
Communication Services	7.2
Utilities	4.7
Materials	3.5
Information Technology	3.3
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.8%
	Communication Services—7.2%
152,922	AT&T, Inc.	$4,691,647
1,488,218	CenturyLink, Inc.	30,716,820
153,573	Discovery, Inc., Class A(b)	4,974,230
205,085	Discovery, Inc., Class C(b)	6,011,041
167,857	Interpublic Group of Cos., Inc. (The)	3,887,568
419,458	News Corp., Class A	5,532,651
134,082	News Corp., Class B	1,788,654
286,636	Viacom, Inc., Class B	9,166,619

		66,769,230

	Consumer Discretionary—18.4%
69,223	Advance Auto Parts, Inc.	11,059,067
171,767	Best Buy Co., Inc.	12,051,173
211,046	Foot Locker, Inc.	9,948,708
1,408,116	Ford Motor Co.	13,447,508
129,687	Gap, Inc. (The)	3,540,455
425,725	General Motors Co.	15,577,278
36,769	Genuine Parts Co.	3,600,421
434,482	Goodyear Tire & Rubber Co. (The)	9,150,191
345,437	Kohl’s Corp.	26,159,944
647,383	Macy’s, Inc.	22,198,763
368,580	Newell Brands, Inc.	5,853,050
156,973	Nordstrom, Inc.	10,324,114
38,268	PVH Corp.	4,622,392
188,978	Target Corp.	15,804,230
55,632	Whirlpool Corp.	6,106,168

		169,443,462

	Consumer Staples—8.4%
453,884	Archer-Daniels-Midland Co.	21,446,019
21,381	Costco Wholesale Corp.	4,888,338
263,089	Coty, Inc., Class A	2,775,589

Number of Shares		Value
	Common Stocks (continued)
	Consumer Staples (continued)
29,939	JM Smucker Co. (The)	$3,242,993
440,384	Kroger Co. (The)	13,105,828
99,273	Molson Coors Brewing Co., Class B	6,353,472
78,267	Sysco Corp.	5,582,785
72,096	Tyson Foods, Inc., Class A	4,319,992
106,235	Walgreens Boots Alliance, Inc.	8,474,366
68,283	Walmart, Inc.	6,847,419

		77,036,801

	Energy—10.5%
467,509	Baker Hughes a GE Co.	12,477,815
39,748	Chevron Corp.	4,437,864
44,478	Exxon Mobil Corp.	3,544,007
149,325	HollyFrontier Corp.	10,070,478
439,643	Kinder Morgan, Inc.	7,482,724
172,739	Marathon Petroleum Corp.	12,169,463
212,619	National Oilwell Varco, Inc.	7,824,379
94,373	Phillips 66	9,703,432
512,439	TechnipFMC PLC (United Kingdom)	13,477,146
168,160	Valero Energy Corp.	15,317,694

		96,505,002

	Financials—26.2%
149,143	Aflac, Inc.	6,423,589
164,521	American International Group, Inc.	6,793,072
108,829	Assurant, Inc.	10,579,267
81,355	Bank of New York Mellon Corp. (The)	3,850,532
90,728	BB&T Corp.	4,460,189
116,854	Berkshire Hathaway, Inc., Class B(b)	23,987,789
116,110	Capital One Financial Corp.	10,368,623
40,267	Chubb Ltd.	5,029,751
55,502	Cincinnati Financial Corp.	4,364,677

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Pure Value ETF (RPV) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
137,348	Citigroup, Inc.	$8,990,800
216,343	Citizens Financial Group, Inc.	8,080,411
43,829	Everest Re Group Ltd.	9,548,586
173,819	Fifth Third Bancorp	4,691,375
28,078	Goldman Sachs Group, Inc. (The)	6,327,939
170,453	Hartford Financial Services Group, Inc. (The)	7,741,975
245,530	Huntington Bancshares, Inc.	3,518,445
95,031	Invesco Ltd.(c)	2,063,123
610,836	Jefferies Financial Group, Inc.	13,114,649
39,437	JPMorgan Chase & Co.	4,299,422
255,581	KeyCorp	4,641,351
162,000	Lincoln National Corp.	9,750,780
260,772	Loews Corp.	12,141,544
217,279	MetLife, Inc.	8,949,722
130,698	Morgan Stanley	5,967,671
341,240	People’s United Financial, Inc.	5,343,819
25,266	PNC Financial Services Group, Inc. (The)	3,246,428
133,903	Prudential Financial, Inc.	12,557,423
387,721	Regions Financial Corp.	6,579,625
93,412	SunTrust Banks, Inc.	5,853,196
52,956	Travelers Cos., Inc. (The)	6,626,384
168,825	Unum Group	6,121,595
80,137	Wells Fargo & Co.	4,265,693
100,002	Zions Bancorp NA	4,705,094

		240,984,539

	Health Care—9.7%
89,646	AmerisourceBergen Corp.	7,888,848
211,250	Cardinal Health, Inc.	10,689,250
197,154	CVS Health Corp.	14,271,978
95,444	DaVita, Inc.(b)	6,427,199
204,724	Express Scripts Holding Co.(b)	19,852,086
22,899	Humana, Inc.	7,337,069
86,432	McKesson Corp.	10,783,256
165,909	Mylan NV(b)	5,184,656
58,400	Universal Health Services, Inc., Class B	7,099,104

		89,533,446

	Industrials—7.9%
69,718	Alaska Air Group, Inc.	4,282,079
100,446	Delta Air Lines, Inc.	5,497,410
51,995	Eaton Corp. PLC	3,726,482
274,320	Fluor Corp.	12,031,675
243,357	General Electric Co.	2,457,906
123,171	Jacobs Engineering Group, Inc.	9,248,910
172,160	Johnson Controls International PLC	5,503,955
298,985	Quanta Services, Inc.(b)	9,328,332
74,290	Textron, Inc.	3,984,173
195,893	United Continental Holdings, Inc.(b)	16,750,810

		72,811,732

	Information Technology—3.3%
1,030,238	Hewlett Packard Enterprise Co.	15,711,129
76,787	Western Digital Corp.	3,307,216
407,218	Xerox Corp.	11,349,166

		30,367,511

Number of Shares		Value
	Common Stocks (continued)
	Materials—3.5%
64,815	DowDuPont, Inc.	$3,494,825
542,950	Mosaic Co. (The)	16,798,873
107,527	Nucor Corp.	6,356,996
125,261	WestRock Co.	5,382,465

		32,033,159

	Utilities—4.7%
931,301	AES Corp. (The)	13,578,369
50,225	Duke Energy Corp.	4,150,092
200,545	Exelon Corp.	8,785,876
136,064	PG&E Corp.(b)	6,369,156
256,744	SCANA Corp.	10,282,597

		43,166,090

	Total Common Stocks (Cost $927,185,292)	918,650,972

	Money Market Fund—0.1%
546,493	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $546,493)	546,493

	Total Investments in Securities (Cost $927,731,785)—99.9%	919,197,465
	Other assets less liabilities—0.1%	812,467

	Net Assets—100.0%	$920,009,932

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Top 50 ETF (XLG)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Information Technology	28.2
Communication Services	16.9
Health Care	12.4
Financials	12.3
Consumer Discretionary	9.4
Consumer Staples	8.3
Industrials	6.0
Energy	5.4
Materials	1.1
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Communication Services—16.9%
20,024	Alphabet, Inc., Class A(b)	$21,837,774
20,625	Alphabet, Inc., Class C(b)	22,208,381
486,912	AT&T, Inc.	14,938,460
305,487	Comcast Corp., Class A	11,651,274
161,539	Facebook, Inc., Class A(b)	24,520,005
29,087	Netflix, Inc.(b)	8,777,875
276,974	Verizon Communications, Inc.	15,812,446
99,343	Walt Disney Co. (The)	11,407,557

		131,153,772

	Consumer Discretionary—9.4%
27,431	Amazon.com, Inc.(b)	43,835,012
3,168	Booking Holdings, Inc.(b)	5,938,670
76,739	Home Depot, Inc. (The)	13,496,855
51,786	McDonald’s Corp.	9,160,943

		72,431,480

	Consumer Staples—8.3%
125,903	Altria Group, Inc.	8,188,731
255,680	Coca-Cola Co. (The)	12,241,959
94,698	PepsiCo, Inc.	10,642,161
103,837	Philip Morris International, Inc.	9,144,925
166,888	Procter & Gamble Co. (The)	14,799,628
95,801	Walmart, Inc.	9,606,924

		64,624,328

	Energy—5.4%
128,491	Chevron Corp.	14,346,020
283,643	Exxon Mobil Corp.	22,600,674
92,826	Schlumberger Ltd.	4,762,902

		41,709,596

	Financials—12.3%
622,525	Bank of America Corp.	17,119,438
130,412	Berkshire Hathaway, Inc., Class B(b)	26,770,975

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
168,101	Citigroup, Inc.	$11,003,892
225,112	JPMorgan Chase & Co.	24,541,710
290,579	Wells Fargo & Co.	15,467,520

		94,903,535

	Health Care—12.4%
101,150	AbbVie, Inc.	7,874,528
43,235	Amgen, Inc.	8,335,276
179,673	Johnson & Johnson	25,152,423
90,509	Medtronic PLC	8,129,518
178,405	Merck & Co., Inc.	13,132,392
392,843	Pfizer, Inc.	16,915,820
64,504	UnitedHealth Group, Inc.	16,858,120

		96,398,077

	Industrials—6.0%
39,185	3M Co.	7,455,338
35,692	Boeing Co. (The)	12,665,663
580,547	General Electric Co.	5,863,525
49,689	Honeywell International, Inc.	7,195,961
49,396	Union Pacific Corp.	7,222,683
50,240	United Technologies Corp.	6,240,310

		46,643,480

	Information Technology—28.2%
32,763	Adobe, Inc.(b)	8,051,835
307,163	Apple, Inc.	67,225,694
28,836	Broadcom, Inc.	6,444,558
306,590	Cisco Systems, Inc.	14,026,493
309,194	Intel Corp.	14,495,015
60,974	International Business Machines Corp.	7,038,229
61,047	Mastercard, Inc., Class A	12,067,160
513,377	Microsoft Corp.	54,833,797
40,613	NVIDIA Corp.	8,562,439
188,816	Oracle Corp.	9,221,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Top 50 ETF (XLG) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Information Technology (continued)
118,917	Visa, Inc., Class A	$16,392,708

		218,359,701

	Materials—1.1%
154,387	DowDuPont, Inc.	8,324,547

	Total Investments in Securities (Cost $596,352,187)—100.0%	774,548,516
	Other assets less liabilities—0.0%	124,059

	Net Assets—100.0%	$774,672,575

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P MidCap 400® Pure Growth ETF (RFG)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Information Technology	23.3
Consumer Discretionary	23.0
Health Care	21.0
Financials	12.2
Industrials	9.4
Communication Services	3.8
Materials	3.1
Consumer Staples	2.3
Real Estate	1.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—3.8%
156,279	Live Nation Entertainment, Inc.(b)	$8,173,392
196,227	New York Times Co. (The), Class A	5,180,393
106,653	World Wrestling Entertainment, Inc., Class A	7,741,941

		21,095,726

	Consumer Discretionary—23.0%
110,133	Boyd Gaming Corp.	2,925,132
37,311	Churchill Downs, Inc.	9,313,199
100,686	Delphi Technologies PLC	2,158,708
23,414	Domino’s Pizza, Inc.	6,293,449
147,469	Eldorado Resorts, Inc.(b)	5,382,618
128,060	Five Below, Inc.(b)	14,575,789
322,532	KB Home	6,440,964
70,396	Marriott Vacations Worldwide Corp.	6,229,342
2,706	NVR, Inc.(b)	6,058,815
113,966	Ollie’s Bargain Outlet Holdings, Inc.(b)	10,587,441
214,359	Penn National Gaming, Inc.(b)	5,204,637
33,571	Polaris Industries, Inc.	2,987,148
24,370	Pool Corp.	3,551,928
186,549	Scientific Games Corp.(b)	4,152,581
128,868	Service Corp. International	5,344,156
262,674	Skechers U.S.A., Inc., Class A(b)	7,504,596
77,661	Sotheby’s(b)	3,261,762
57,971	Thor Industries, Inc.	4,037,100
180,086	Toll Brothers, Inc.	6,061,695
541,653	TRI Pointe Group, Inc.(b)	6,445,671
45,560	Visteon Corp.(b)	3,601,062
52,289	Wyndham Destinations, Inc.	1,876,129
50,793	Wyndham Hotels & Resorts, Inc.	2,503,587

		126,497,509

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples—2.3%
82,121	Lamb Weston Holdings, Inc.	$6,418,577
239,447	Sprouts Farmers Market, Inc.(b)	6,438,730

		12,857,307

	Financials—12.2%
88,623	Bank OZK	2,424,725
376,932	CNO Financial Group, Inc.	7,124,015
61,720	East West Bancorp, Inc.	3,236,597
38,436	Eaton Vance Corp.	1,731,542
79,140	Evercore, Inc., Class A	6,464,947
18,152	FactSet Research Systems, Inc.	4,061,691
90,747	Federated Investors, Inc., Class B	2,238,728
38,051	Interactive Brokers Group, Inc., Class A	1,880,100
159,155	Janus Henderson Group PLC (United Kingdom)	3,910,438
85,833	Kemper Corp.	6,453,783
34,777	LendingTree, Inc.(b)	7,014,173
21,504	MarketAxess Holdings, Inc.	4,508,744
63,319	Primerica, Inc.	6,948,627
65,919	SEI Investments Co.	3,523,371
88,512	Synovus Financial Corp.	3,324,511
32,781	Texas Capital Bancshares, Inc.(b)	2,138,305

		66,984,297

	Health Care—21.0%
9,720	Bio-Rad Laboratories, Inc., Class A(b)	2,652,102
34,595	Bio-Techne Corp.	5,802,273
46,449	Cantel Medical Corp.	3,676,438
201,998	Catalent, Inc.(b)	8,148,599
57,813	Charles River Laboratories International, Inc.(b)	7,042,780
18,302	Chemed Corp.	5,569,848
94,582	Encompass Health Corp.	6,365,368

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400® Pure Growth ETF (RFG) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
475,527	Exelixis, Inc.(b)	$6,595,559
162,482	Globus Medical, Inc., Class A(b)	8,587,174
83,745	Hill-Rom Holdings, Inc.	7,041,280
31,545	ICU Medical, Inc.(b)	8,035,458
27,096	Inogen, Inc.(b)	5,136,589
109,397	LivaNova PLC(b)	12,251,370
84,187	Masimo Corp.(b)	9,732,017
156,856	Medidata Solutions, Inc.(b)	11,026,977
40,251	PRA Health Sciences, Inc.(b)	3,899,114
16,528	Teleflex, Inc.	3,978,951

		115,541,897

	Industrials—9.4%
106,200	ASGN, Inc.(b)	7,123,896
72,730	Brink’s Co. (The)	4,823,454
76,473	Dycom Industries, Inc.(b)	5,190,987
141,853	Graco, Inc.	5,763,487
137,974	Healthcare Services Group, Inc.	5,600,365
156,390	Herman Miller, Inc.	5,153,051
20,895	IDEX Corp.	2,649,904
21,819	Lennox International, Inc.	4,601,409
17,917	Nordson Corp.	2,197,878
35,036	Old Dominion Freight Line, Inc.	4,569,395
17,780	Teledyne Technologies, Inc.(b)	3,934,358

		51,608,184

	Information Technology—23.3%
63,885	Blackbaud, Inc.	4,581,832
101,821	Cirrus Logic, Inc.(b)	3,812,178
148,876	Cognex Corp.	6,377,848
33,589	Coherent, Inc.(b)	4,136,149
75,793	CoreLogic, Inc.(b)	3,078,712
24,856	Fair Isaac Corp.(b)	4,790,000
222,487	Integrated Device Technology, Inc.(b)	10,414,617
44,057	InterDigital, Inc.	3,125,844
51,781	j2 Global, Inc.	3,771,728
364,567	Jabil, Inc.	9,015,742
30,639	Jack Henry & Associates, Inc.	4,590,641
25,374	Littelfuse, Inc.	4,596,754
45,731	LogMeIn, Inc.	3,938,354
61,237	MAXIMUS, Inc.	3,978,568
106,351	MKS Instruments, Inc.	7,837,005
58,687	Monolithic Power Systems, Inc.	6,932,108
57,308	National Instruments Corp.	2,806,373
42,638	Silicon Laboratories, Inc.(b)	3,476,276
158,311	Teradyne, Inc.	5,453,814
70,382	Trimble, Inc.(b)	2,630,879
23,747	Tyler Technologies, Inc.(b)	5,026,290
18,606	Ultimate Software Group, Inc. (The)(b)	4,960,918
139,832	Versum Materials, Inc.	4,413,098
19,188	WEX, Inc.(b)	3,376,321
66,554	Zebra Technologies Corp., Class A(b)	11,067,930

		128,189,979

	Materials—3.1%
56,719	Chemours Co. (The)	1,872,294
24,424	Eagle Materials, Inc.	1,803,468

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
382,976	Louisiana-Pacific Corp.	$8,337,387
67,282	Royal Gold, Inc.	5,155,820

		17,168,969

	Real Estate—1.9%
43,229	CoreSite Realty Corp. REIT	4,057,474
211,568	First Industrial Realty Trust, Inc. REIT	6,495,138

		10,552,612

	Total Common Stocks & Other Equity Interests (Cost $560,861,179)	550,496,480

	Money Market Fund—0.0%
193,984	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(c) (Cost $193,984)	193,984

	Total Investments in Securities (Cost $561,055,163)—100.0%	550,690,464
	Other assets less liabilities—(0.0)%	(100,185)

	Net Assets—100.0%	$550,590,279

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400® Pure Value ETF (RFV)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Financials	17.8
Energy	17.7
Consumer Discretionary	16.1
Industrials	14.4
Information Technology	11.0
Materials	8.7
Health Care	7.4
Consumer Staples	2.8
Real Estate	2.1
Communication Services	1.9
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—1.9%
64,328	Telephone & Data Systems, Inc.	$1,983,232

	Consumer Discretionary—16.1%
25,391	Aaron’s, Inc.	1,196,678
13,177	Adtalem Global Education, Inc.(b)	667,152
29,782	AutoNation, Inc.(b)	1,205,575
108,250	Bed Bath & Beyond, Inc.	1,487,355
17,334	Big Lots, Inc.	719,708
65,937	Dick’s Sporting Goods, Inc.	2,332,192
44,180	Dillard’s, Inc., Class A(c)	3,111,156
1,626	Graham Holdings Co., Class B	944,787
12,448	International Speedway Corp., Class A	466,924
15,342	Murphy USA, Inc.(b)	1,237,025
53,004	Signet Jewelers Ltd.	2,970,874

		16,339,426

	Consumer Staples—2.8%
41,771	TreeHouse Foods, Inc.(b)	1,903,087
42,351	United Natural Foods, Inc.(b)	920,287

		2,823,374

	Energy—17.7%
42,428	Callon Petroleum Co.(b)	423,007
184,148	Chesapeake Energy Corp.(b)	646,359
60,711	CNX Resources Corp.(b)	950,127
90,762	Diamond Offshore Drilling, Inc.(b)	1,287,005
241,721	Ensco PLC, Class A	1,725,888
83,643	Gulfport Energy Corp.(b)	761,988
81,645	McDermott International, Inc.(b)	631,116
29,029	Murphy Oil Corp.	924,864
80,600	Oasis Petroleum, Inc.(b)	810,836
46,700	Oceaneering International, Inc.(b)	884,498
60,428	PBF Energy, Inc., Class A	2,528,912

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
122,602	QEP Resources, Inc.(b)	$1,092,384
79,510	Range Resources Corp.	1,260,233
72,138	Rowan Cos. PLC, Class A(b)	1,147,716
92,065	World Fuel Services Corp.	2,946,080

		18,021,013

	Financials—17.8%
1,549	Alleghany Corp.	930,453
5,708	American Financial Group, Inc.	570,971
25,982	Aspen Insurance Holdings Ltd. (Bermuda)	1,088,126
23,489	Associated Banc-Corp.	544,475
61,117	F.N.B. Corp.	723,014
848,873	Genworth Financial, Inc., Class A(b)	3,633,177
8,188	Hanover Insurance Group, Inc. (The)	911,980
38,258	Legg Mason, Inc.	1,079,641
13,685	Mercury General Corp.	811,657
114,145	Navient Corp.	1,321,799
66,648	New York Community Bancorp, Inc.	638,488
70,911	Old Republic International Corp.	1,563,588
11,658	PacWest Bancorp	473,548
8,517	Reinsurance Group of America, Inc.	1,212,565
13,818	Stifel Financial Corp.	631,759
25,799	Umpqua Holdings Corp.	495,341
14,929	United Bankshares, Inc./WV	495,195
12,217	W.R. Berkley Corp.	927,270

		18,053,047

	Health Care—7.4%
46,090	Acadia Healthcare Co., Inc.(b)	1,912,735
61,723	LifePoint Health, Inc.(b)	4,003,354
12,941	MEDNAX, Inc.(b)	534,334

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400® Pure Value ETF (RFV) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
48,428	Patterson Cos., Inc.	$1,093,504

		7,543,927

	Industrials—14.4%
54,630	AECOM(b)	1,591,918
13,138	AGCO Corp.	736,254
22,605	Avis Budget Group, Inc.(b)	635,653
9,252	EMCOR Group, Inc.	656,707
18,698	Esterline Technologies Corp.(b)	2,194,397
8,407	GATX Corp.	629,936
16,667	HNI Corp.	631,513
38,899	JetBlue Airways Corp.(b)	650,780
37,630	KBR, Inc.	744,321
8,424	Kirby Corp.(b)	606,023
10,609	ManpowerGroup, Inc.	809,361
194,500	NOW, Inc.(b)	2,497,380
12,235	Regal Beloit Corp.	877,249
13,587	Ryder System, Inc.	751,497
22,225	Trinity Industries, Inc.	634,524

		14,647,513

	Information Technology—11.0%
26,752	ARRIS International PLC(b)	665,322
27,738	Arrow Electronics, Inc.(b)	1,878,140
68,738	Avnet, Inc.	2,754,332
45,190	Ciena Corp.(b)	1,412,640
20,479	NCR Corp.(b)	549,861
17,243	NetScout Systems, Inc.(b)	435,558
24,739	Synaptics, Inc.(b)	928,702
11,748	SYNNEX Corp.	911,762
22,762	Tech Data Corp.(b)	1,608,363

		11,144,680

	Materials—8.7%
27,954	Allegheny Technologies, Inc.(b)	723,729
72,976	Commercial Metals Co.	1,390,923
43,239	Domtar Corp.	2,002,398
12,384	Greif, Inc., Class A	585,763
28,628	Owens-Illinois, Inc.(b)	448,601
21,213	Reliance Steel & Aluminum Co.	1,674,130
53,894	United States Steel Corp.	1,429,808
14,266	Worthington Industries, Inc.	597,460

		8,852,812

	Real Estate—2.1%
18,839	Alexander & Baldwin, Inc. REIT	368,114
21,989	LaSalle Hotel Properties REIT	725,857
45,773	Sabra Health Care REIT, Inc. REIT	990,985

		2,084,956

	Total Common Stocks & Other Equity Interests (Cost $101,728,896)	101,493,980

Number of Shares		Value
	Money Market Fund—0.1%
51,907	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.08%(d) (Cost $51,907)	$51,907

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $101,780,803)—100.0%	101,545,887

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.6%
1,603,599	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $1,603,599)	1,603,599

	Total Investments in Securities (Cost $103,384,402)—101.6%	103,149,486
	Other assets less liabilities—(1.6)%	(1,625,079)

	Net Assets-100.0%	$101,524,407

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Health Care	28.9
Information Technology	19.5
Industrials	14.9
Consumer Discretionary	12.7
Financials	8.6
Consumer Staples	5.0
Real Estate	4.3
Communication Services	3.8
Materials	1.4
Energy	0.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—3.8%
15,227	Cogent Communications Holdings, Inc.	$791,499
226,397	QuinStreet, Inc.(b)	3,599,712
107,814	TechTarget, Inc.(b)	2,190,781
110,505	Vonage Holdings Corp.(b)	1,465,296
92,154	XO Group, Inc.(b)	3,189,450

		11,236,738

	Consumer Discretionary—12.7%
15,207	Cavco Industries, Inc.(b)	3,050,676
40,305	Dave & Buster’s Entertainment, Inc.	2,400,163
60,578	Fox Factory Holding Corp.(b)	3,254,856
45,345	Installed Building Products, Inc.(b)	1,381,209
22,483	iRobot Corp.(b)(c)	1,982,326
14,784	LCI Industries	1,025,270
51,925	LGI Homes, Inc.(b)(c)	2,221,871
37,393	Monarch Casino & Resort, Inc.(b)	1,449,727
45,520	Nutrisystem, Inc.	1,618,691
38,278	PetMed Express, Inc.(c)	1,069,487
18,164	RH(b)(c)	2,101,757
87,924	Ruth’s Hospitality Group, Inc.	2,376,586
18,953	Shake Shack, Inc., Class A(b)	1,002,424
21,296	Shutterstock, Inc.	870,581
69,701	Sleep Number Corp.(b)	2,535,025
16,645	Stamps.com, Inc.(b)	3,365,120
43,855	TopBuild Corp.(b)	2,000,665
42,912	Wingstop, Inc.	2,687,149
44,388	Winnebago Industries, Inc.	1,223,333

		37,616,916

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples—5.0%
38,935	Calavo Growers, Inc.	$3,776,695
15,551	Central Garden & Pet Co., Class A(b)	505,096
51,783	Central Garden & Pet Co., Class A(b)	1,535,366
9,374	Coca-Cola Bottling Co. Consolidated	1,618,234
18,288	Inter Parfums, Inc.	1,078,809
23,542	Medifast, Inc.	4,983,371
16,088	MGP Ingredients, Inc.	1,144,983

		14,642,554

	Energy—0.9%
92,543	KLX Energy Services Holdings, Inc.(b)	2,673,567

	Financials—8.6%
67,612	Axos Financial, Inc.(b)	2,052,700
28,347	FirstCash, Inc.	2,279,099
22,028	Green Dot Corp., Class A(b)	1,668,401
38,989	LegacyTexas Financial Group, Inc.	1,502,246
41,652	Meta Financial Group, Inc.	1,051,296
100,327	National Bank Holdings Corp., Class A	3,387,040
234,124	NMI Holdings, Inc., Class A(b)	4,949,381
35,786	Pacific Premier Bancorp, Inc.(b)	1,046,025
37,409	Preferred Bank	1,923,197
26,756	ServisFirst Bancshares, Inc.	962,681
156,370	Third Point Reinsurance Ltd. (Bermuda)(b)	1,729,452
68,004	Walker & Dunlop, Inc.	2,853,448

		25,404,966

	Health Care—28.9%
519,799	Akorn, Inc.(b)	3,467,059
45,149	Amedisys, Inc.(b)	4,966,390
59,493	AMN Healthcare Services, Inc.(b)	3,011,536
24,605	ANI Pharmaceuticals, Inc.(b)	1,194,081

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap 600® Pure Growth ETF (RZG) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
123,859	BioTelemetry, Inc.(b)	$7,196,208
196,208	Corcept Therapeutics, Inc.(b)	2,305,444
29,102	CorVel Corp.(b)	1,686,752
83,030	Cutera, Inc.(b)	1,685,509
17,554	Eagle Pharmaceuticals, Inc.(b)	864,359
46,853	Emergent BioSolutions, Inc.(b)	2,866,935
54,825	Enanta Pharmaceuticals, Inc.(b)	4,230,297
14,571	Heska Corp.(b)	1,460,306
267,885	Innoviva, Inc.(b)	3,739,675
57,411	Integer Holdings Corp.(b)	4,275,397
32,658	Lantheus Holdings, Inc.(b)	456,232
65,684	LeMaitre Vascular, Inc.	1,753,763
32,265	LHC Group, Inc.(b)	2,949,989
14,806	Ligand Pharmaceuticals, Inc.(b)	2,440,177
42,008	Merit Medical Systems, Inc.(b)	2,399,497
309,655	MiMedx Group, Inc.(b)(c)	1,802,192
116,580	Momenta Pharmaceuticals, Inc.(b)	1,458,416
43,091	Myriad Genetics, Inc.(b)	1,940,388
21,716	Neogen Corp.(b)	1,318,595
123,997	NextGen Healthcare, Inc.(b)	1,831,436
36,355	Omnicell, Inc.(b)	2,570,298
220,707	OraSure Technologies, Inc.(b)	3,067,827
17,523	Orthofix Medical, Inc.(b)	1,065,749
32,932	Phibro Animal Health Corp., Class A	1,413,441
38,300	Providence Service Corp. (The)(b)	2,531,247
43,948	Repligen Corp.(b)	2,382,860
91,125	Supernus Pharmaceuticals, Inc.(b)	4,333,905
33,537	SurModics, Inc.(b)	2,127,252
41,707	Tabula Rasa HealthCare, Inc.(b)	3,081,313
39,217	Tivity Health, Inc.(b)	1,349,457

		85,223,982

	Industrials—14.9%
39,026	Aerojet Rocketdyne Holdings, Inc.(b)	1,378,398
24,650	Aerovironment, Inc.(b)	2,217,761
13,485	Alamo Group, Inc.	1,155,934
12,306	Albany International Corp., Class A	861,174
9,176	American Woodmark Corp.(b)	554,597
32,225	Axon Enterprise, Inc.(b)	1,988,927
14,602	Barnes Group, Inc.	826,473
32,698	Comfort Systems USA, Inc.	1,748,689
29,708	EnPro Industries, Inc.	1,847,838
17,285	Forward Air Corp.	1,036,927
68,707	Harsco Corp.(b)	1,887,381
51,159	Insperity, Inc.	5,619,816
37,569	Interface, Inc.	611,999
14,658	John Bean Technologies Corp.	1,523,992
49,240	Korn/Ferry International	2,222,694
77,710	Mercury Systems, Inc.(b)	3,641,491
36,630	Patrick Industries, Inc.(b)	1,593,771
146,049	PGT Innovations, Inc.(b)	2,958,953
25,978	Proto Labs, Inc.(b)	3,103,072
20,462	Raven Industries, Inc.	889,688
16,267	Simpson Manufacturing Co., Inc.	928,520
46,641	Trex Co., Inc.(b)	2,859,093
49,276	Vicor Corp.(b)	1,975,968

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
14,286	WageWorks, Inc.(b)	$568,726

		44,001,882

	Information Technology—19.5%
11,423	Advanced Energy Industries, Inc.(b)	491,532
114,836	Applied Optoelectronics, Inc.(b)(c)	2,254,231
129,229	Axcelis Technologies, Inc.(b)	2,230,492
155,060	Brooks Automation, Inc.	4,811,512
15,654	Cabot Microelectronics Corp.	1,528,143
81,249	CalAmp Corp.(b)	1,620,105
65,441	CEVA, Inc.(b)	1,612,466
144,422	Cohu, Inc.	3,003,978
90,313	Control4 Corp.(b)	2,521,539
26,696	Ebix, Inc.	1,529,948
105,880	Electro Scientific Industries, Inc.(b)	3,070,520
23,742	ExlService Holdings, Inc.(b)	1,521,862
127,956	Extreme Networks, Inc.(b)	710,156
207,870	FormFactor, Inc.(b)	2,544,329
49,417	II-VI, Inc.(b)	1,839,795
220,523	KEMET Corp.(b)	4,802,991
110,960	Kulicke & Soffa Industries, Inc. (Singapore)	2,255,817
96,971	MaxLinear, Inc.(b)	1,882,207
19,642	Progress Software Corp.	631,294
62,247	Qualys, Inc.(b)	4,434,476
47,266	Rambus, Inc.(b)	411,687
12,379	Rogers Corp.(b)	1,523,360
130,231	Rudolph Technologies, Inc.(b)	2,707,502
14,280	SPS Commerce, Inc.(b)	1,329,325
26,279	TTEC Holdings, Inc.	654,873
216,344	TTM Technologies, Inc.(b)	2,531,225
61,489	Virtusa Corp.(b)	3,049,239

		57,504,604

	Materials—1.4%
9,133	Ingevity Corp.(b)	831,834
40,006	Koppers Holdings, Inc.(b)	1,070,161
52,676	Kraton Corp.(b)	1,450,697
27,599	US Concrete, Inc.(b)	900,831

		4,253,523

	Real Estate—4.3%
90,359	Easterly Government Properties, Inc. REIT	1,641,823
9,508	EastGroup Properties, Inc. REIT	910,771
155,448	Four Corners Property Trust, Inc. REIT	4,054,084
41,519	HFF, Inc., Class A	1,525,823
105,214	Lexington Realty Trust REIT	817,513
136,329	National Storage Affiliates Trust REIT	3,630,441

		12,580,455

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $285,336,108)—100.0%	295,139,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600® Pure Growth ETF (RZG) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

7,142,126	Money Market Fund—2.4% Invesco Government & Agency Portfolio—Institutional Class, 2.08%(d)(e) (Cost $7,142,126)	$7,142,126

	Total Investments in Securities (Cost $292,478,234)—102.4%	302,281,313
	Other assets less liabilities—(2.4)%	(7,074,392)

	Net Assets—100.0%	$295,206,921

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2018.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600® Pure Value ETF (RZV)

October 31, 2018

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2018
Consumer Discretionary	32.2
Industrials	16.3
Financials	12.6
Information Technology	10.9
Energy	9.3
Materials	6.0
Consumer Staples	4.6
Communication Services	3.1
Health Care	3.1
Real Estate	2.0
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.1%
	Communication Services—3.1%
72,711	Frontier Communications Corp.(b)	$349,740
128,747	Gannett Co., Inc.	1,248,846
72,013	Iridium Communications, Inc.(c)	1,426,578
45,568	New Media Investment Group, Inc.	640,230
22,381	Scholastic Corp.	970,888
34,415	Spok Holdings, Inc.	482,498

		5,118,780

	Consumer Discretionary—32.2%
102,369	Abercrombie & Fitch Co., Class A	2,016,669
102,865	American Axle & Manufacturing Holdings, Inc.(c)	1,560,462
14,446	Asbury Automotive Group, Inc.(c)	940,435
314,484	Ascena Retail Group, Inc.(c)	1,210,763
286,997	Barnes & Noble Education, Inc.(c)	1,638,753
313,193	Barnes & Noble, Inc.	1,982,512
31,986	Caleres, Inc.	1,093,921
108,207	Cato Corp. (The), Class A	2,086,231
143,024	Chico’s FAS, Inc.	1,096,994
45,768	Cooper Tire & Rubber Co.	1,413,774
5,172	Cooper-Standard Holdings, Inc.(c)	479,186
29,234	Core-Mark Holding Co., Inc.	1,122,878
41,129	DSW, Inc., Class A	1,091,975
50,661	El Pollo Loco Holdings, Inc.(c)	633,769
152,980	Express, Inc.(c)	1,347,754
95,569	Fossil Group, Inc.(c)	2,074,803
128,129	Francesca’s Holdings Corp.(c)	389,512
187,258	GameStop Corp., Class A(b)	2,733,967
41,285	Genesco, Inc.(c)	1,766,585
32,309	G-III Apparel Group Ltd.(c)	1,287,837
19,422	Group 1 Automotive, Inc.	1,121,426
56,931	Guess?, Inc.	1,209,214

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
39,255	Haverty Furniture Cos., Inc.	$796,091
91,417	Hibbett Sports, Inc.(c)	1,597,055
387,836	J.C. Penney Co., Inc.(b)(c)	570,119
110,134	Kirkland’s, Inc.(c)	1,113,455
44,267	M/I Homes, Inc.(c)	1,069,933
62,582	MarineMax, Inc.(c)	1,424,366
17,744	Movado Group, Inc.	683,321
1,040,152	Office Depot, Inc.	2,662,789
19,941	Red Robin Gourmet Burgers, Inc.(c)	602,218
76,159	Regis Corp.(c)	1,282,518
64,616	Shoe Carnival, Inc.	2,631,810
86,785	Sonic Automotive, Inc., Class A	1,572,544
8,979	Standard Motor Products, Inc.	485,854
120,059	Superior Industries International, Inc.	1,180,180
12,210	Unifi, Inc.(c)	279,487
99,991	Vera Bradley, Inc.(c)	1,318,881
43,340	Vista Outdoor, Inc.(c)	541,750
177,334	Vitamin Shoppe, Inc.(c)	1,377,885
45,295	Zumiez, Inc.(c)	1,053,562

		52,543,238

	Consumer Staples—4.6%
48,101	Andersons, Inc. (The)	1,731,636
169,567	Dean Foods Co.	1,354,840
60,724	Seneca Foods Corp., Class A(c)	1,920,700
46,103	SpartanNash Co.	822,939
25,853	Universal Corp.	1,754,385

		7,584,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600® Pure Value ETF (RZV) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy—9.3%
80,584	Archrock, Inc.	$826,792
45,568	Bristow Group, Inc.(c)	501,704
467,361	Cloud Peak Energy, Inc.(c)	799,187
132,890	Green Plains, Inc.	2,264,446
45,082	Gulf Island Fabrication, Inc.	383,197
71,142	Helix Energy Solutions Group, Inc.(c)	606,130
82,239	Matrix Service Co.(c)	1,671,919
50,790	Newpark Resources, Inc.(c)	416,986
18,328	Oil States International, Inc.(c)	408,165
62,897	Par Pacific Holdings, Inc.(c)	1,112,019
319,201	Pioneer Energy Services Corp.(c)	948,027
122,931	Renewable Energy Group, Inc.(c)	3,820,695
4,585	REX American Resources Corp.(c)	340,069
46,519	Unit Corp.(c)	1,075,984

		15,175,320

	Financials—12.6%
42,611	American Equity Investment Life Holding Co.	1,330,316
38,561	Apollo Commercial Real Estate Finance, Inc. REIT	721,476
30,902	ARMOUR Residential REIT, Inc. REIT	673,046
75,031	Capstead Mortgage Corp. REIT	514,713
54,634	Enova International, Inc.(c)	1,292,094
105,047	EZCORP, Inc., Class A(c)	1,044,167
181,000	First BanCorp/Puerto Rico(c)	1,670,630
19,999	HomeStreet, Inc.(c)	519,574
8,726	Horace Mann Educators Corp.	342,757
33,012	INTL. FCStone, Inc.(c)	1,494,783
44,363	Invesco Mortgage Capital, Inc. REIT(d)	668,994
146,291	Maiden Holdings Ltd.	513,481
13,868	Navigators Group, Inc. (The)	958,972
130,714	New York Mortgage Trust, Inc. REIT	802,584
114,407	OFG Bancorp	1,955,216
19,962	Opus Bank	379,078
63,651	PennyMac Mortgage Investment Trust REIT	1,229,101
63,169	Redwood Trust, Inc. REIT	1,037,235
35,875	Stewart Information Services Corp.	1,480,920
14,019	United Fire Group, Inc.	754,643
24,263	United Insurance Holdings Corp.	478,466
6,802	World Acceptance Corp.(c)	690,335

		20,552,581

	Health Care—3.1%
22,923	AngioDynamics, Inc.(c)	468,317
157,630	Community Health Systems, Inc.(b)(c)	498,111
47,365	Cross Country Healthcare, Inc.(c)	418,233
63,298	Diplomat Pharmacy, Inc.(c)	1,255,832
31,847	Invacare Corp.	411,463
14,725	Magellan Health, Inc.(c)	958,008
126,314	Owens & Minor, Inc.	997,881

		5,007,845

	Industrials—16.3%
17,755	AAR Corp.	844,783
23,025	ABM Industries, Inc.	708,019
15,532	Aegion Corp.(c)	300,700
38,144	ArcBest Corp.	1,415,905

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
25,783	Atlas Air Worldwide Holdings, Inc.(c)	$1,330,918
36,454	Briggs & Stratton Corp.	529,677
40,377	DXP Enterprises, Inc.(c)	1,283,181
38,457	Echo Global Logistics, Inc.(c)	988,729
14,106	Encore Wire Corp.	623,485
41,135	Engility Holdings, Inc.(c)	1,276,419
70,698	Essendant, Inc.	900,693
14,318	FTI Consulting, Inc.(c)	989,517
22,398	Greenbrier Cos., Inc. (The)	1,062,785
23,024	Hub Group, Inc., Class A(c)	1,054,960
74,716	Kelly Services, Inc., Class A	1,755,079
74,247	LSC Communications, Inc.	700,149
26,083	Matson, Inc.	914,992
32,090	MYR Group, Inc.(c)	1,071,485
41,744	Navigant Consulting, Inc.	901,670
218,667	Orion Group Holdings, Inc.(c)	1,032,108
36,167	Powell Industries, Inc.	1,054,630
26,246	Resources Connection, Inc.	428,335
69,048	Team, Inc.(b)(c)	1,374,055
53,561	Titan International, Inc.	378,141
30,102	Triumph Group, Inc.	549,361
41,312	TrueBlue, Inc.(c)	963,809
65,700	Veritiv Corp.(c)	2,190,438

		26,624,023

	Information Technology—10.9%
21,106	Anixter International, Inc.(c)	1,386,453
29,990	Bel Fuse, Inc., Class B	659,780
49,079	Benchmark Electronics, Inc.	1,071,395
5,584	CACI International, Inc., Class A(c)	996,521
48,369	Comtech Telecommunications Corp.	1,350,462
61,071	Daktronics, Inc.	446,429
39,223	Diebold Nixdorf, Inc.	152,970
98,574	Digi International, Inc.(c)	1,143,458
23,902	Fabrinet (Thailand)(c)	1,035,435
36,123	Finisar Corp.(c)	602,893
40,025	Insight Enterprises, Inc.(c)	2,068,892
30,829	Knowles Corp.(c)	498,813
7,943	ManTech International Corp., Class A	454,975
99,475	Photronics, Inc.(c)	968,887
8,346	Plexus Corp.(c)	487,406
50,933	Sanmina Corp.(c)	1,288,605
57,728	ScanSource, Inc.(c)	2,244,465
21,242	Sykes Enterprises, Inc.(c)	651,492
37,308	Veeco Instruments, Inc.(c)	354,799

		17,864,130

	Materials—6.0%
10,718	A. Schulman, Inc.(c)(e)	21,436
105,521	AK Steel Holding Corp.(c)	390,428
29,855	Boise Cascade Co.	919,235
28,890	Clearwater Paper Corp.(c)	697,404
240,281	Flotek Industries, Inc.(c)	434,909
15,828	Hawkins, Inc.	532,770
19,695	Haynes International, Inc.	570,367
25,481	KapStone Paper and Packaging Corp.	891,835
108,244	Olympic Steel, Inc.	2,041,482

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600® Pure Value ETF (RZV) (continued)

October 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
56,981	P.H. Glatfelter Co.	$1,019,960
53,828	SunCoke Energy, Inc.(c)	602,874
70,314	TimkenSteel Corp.(c)	817,752
44,733	Tredegar Corp.	832,034

		9,772,486

	Real Estate—2.0%
239,788	CBL & Associates Properties, Inc. REIT(b)	791,301
37,089	DiamondRock Hospitality Co. REIT	387,580
62,047	Hersha Hospitality Trust REIT	1,089,545
23,787	Kite Realty Group Trust REIT	376,786
86,212	Washington Prime Group, Inc. REIT	551,757

		3,196,969

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $175,840,003)—100.1%	163,439,872

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.3%
2,181,097	Invesco Government & Agency Portfolio—Institutional Class, 2.08%(f)(g) (Cost $2,181,097)	2,181,097

	Total Investments in Securities (Cost $178,021,100)—101.4%	165,620,969
	Other assets less liabilities—(1.4)%	(2,274,220)

	Net Assets—100.0%	$163,346,749

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2018.
(c)	Non-income producing security.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2018.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

(This Page Intentionally Left Blank)

19

Statements of Assets and Liabilities

October 31, 2018

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Assets:
Unaffiliated investments in securities, at value(a)	$2,297,793,065	$916,587,849	$774,548,516
Affiliated investments in securities, at value	8,705,660	2,609,616	—
Cash	—	4,051	—
Receivables:
Investments sold	16,184,647	—	—
Dividends	477,408	1,087,305	618,049
Securities lending	1,208	293	—
Foreign tax reclaims	—	—	—

Total Assets	2,323,161,988	920,289,114	775,166,565

Liabilities:
Due to custodian	435,537	—	243,624
Payables:
Shares repurchased	16,184,647	—	—
Collateral upon return of securities loaned	8,705,660	—	—
Investments purchased	—	—	119,084
Accrued unitary management fees	720,014	279,182	131,282

Total Liabilities	26,045,858	279,182	493,990

Net Assets	$2,297,116,130	$920,009,932	$774,672,575

Net Assets Consist of:
Shares of beneficial interest	$2,137,395,487	$1,064,250,402	$590,957,291
Distributable earnings	159,720,643	(144,240,470)	183,715,284

Net Assets	$2,297,116,130	$920,009,932	$774,672,575

Shares outstanding (unlimited amount authorized, $0.01 par value)	21,300,299	14,202,836	3,950,785
Net asset value	$107.84	$64.78	$196.08

Market price	$107.94	$64.80	$196.24

Unaffiliated investments in securities, at cost	$1,963,095,473	$924,265,657	$596,352,187

Affiliated investments in securities, at cost	$8,705,660	$3,466,128	$—

(a) Includes securities on loan with an aggregate value of	$8,656,648	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400® Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$550,496,480	$101,493,980	$295,139,187	$162,770,878
193,984	1,655,506	7,142,126	2,850,091
944,976	—	—	—

5,914,164	—	249,755	1,273,808
72,030	6,695	23,555	45,257
—	3,185	16,683	12,719
—	—	—	1,306

557,621,634	103,159,366	302,571,306	166,954,059

—	—	87,832	1,036,236

5,914,164	—	39,800	—
—	1,603,599	7,142,126	2,181,097
944,976	—	—	338,482
172,215	31,360	94,627	51,495

7,031,355	1,634,959	7,364,385	3,607,310

$550,590,279	$101,524,407	$295,206,921	$163,346,749

$609,234,902	$129,794,416	$302,706,286	$241,691,308
(58,644,623)	(28,270,009)	(7,499,365)	(78,344,559)

$550,590,279	$101,524,407	$295,206,921	$163,346,749

3,750,021	1,550,499	2,500,004	2,350,040
$146.82	$65.48	$118.08	$69.51

$146.79	$65.49	$118.28	$69.45

$560,861,179	$101,728,896	$285,336,108	$175,045,145

$193,984	$1,655,506	$7,142,126	$2,975,955

$—	$1,498,678	$6,908,141	$1,973,854

21

Statements of Operations

For the six months ended October 31, 2018

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Investment Income:
Unaffiliated dividend income	$8,669,985	$11,326,648	$7,320,074
Affiliated dividend income	2,712	65,262	2,360
Non-cash dividend income	—	—	—
Securities lending income	1,208	3,905	—
Foreign withholding tax	—	—	—

Total Income	8,673,905	11,395,815	7,322,434

Expenses:
Unitary management fees	4,464,040	1,631,880	740,809

Total Expenses	4,464,040	1,631,880	740,809

Less: Waivers	(298)	(1,159)	(282)

Net Expenses	4,463,742	1,630,721	740,527

Net Investment Income	4,210,163	9,765,094	6,581,907

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	5,757,155	2,960,843	(5,717,115)
In-kind redemptions	39,104,831	18,854,928	24,850,377

Net realized gain (loss)	44,861,986	21,815,771	19,133,262

Net change in unrealized appreciation (depreciation) on investment securities	(73,540,813)	(46,363,542)	10,013,921

Net realized and unrealized gain (loss)	(28,678,827)	(24,547,771)	29,147,183

Net increase (decrease) in net assets resulting from operations	$(24,468,664)	$(14,782,677)	$35,729,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400® Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$2,222,236	$736,685	$753,197	$1,630,392
3,088	600	21	39,223
1,454,296	—	—	—
—	22,352	112,955	76,848
—	—	—	(1,371)

3,679,620	759,637	866,173	1,745,092

1,093,602	193,573	573,864	323,897

1,093,602	193,573	573,864	323,897

(295)	(61)	(2)	(193)

1,093,307	193,512	573,862	323,704

2,586,313	566,125	292,311	1,421,388

(10,976,555)	(4,101,787)	(2,322,472)	(9,590,559)
35,566,633	1,607,139	22,197,652	3,267,334

24,590,078	(2,494,648)	19,875,180	(6,323,225)

(54,040,659)	2,139,254	(16,076,050)	26,405

(29,450,581)	(355,394)	3,799,130	(6,296,820)

$(26,864,268)	$210,731	$4,091,441	$(4,875,432)

23

Statements of Changes in Net Assets

For the periods May 1, 2018 through October 31, 2018 and November 1, 2017 through April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)			Invesco S&P 500® Pure Value ETF (RPV)
	Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$4,210,163	$5,471,220	$10,168,511	$9,765,094	$8,567,969	$16,965,268
Net realized gain (loss)	44,861,986	246,611,044	88,028,423	21,815,771	80,151,491	44,548,648
Net change in unrealized appreciation (depreciation)	(73,540,813)	(119,773,928)	371,208,577	(46,363,542)	(28,786,043)	91,626,516

Net increase (decrease) in net assets resulting from operations	(24,468,664)	132,308,336	469,405,511	(14,782,677)	59,933,417	153,140,432

Distributions to Shareholders from:
Distributable earnings	(4,689,741)	(5,229,876)	(13,278,946)	(9,707,130)	(8,749,124)	(16,800,045)

Shareholder Transactions:
Proceeds from shares sold	144,683,603	1,044,825,329	501,015,089	156,175,533	373,377,228	545,805,294
Value of shares repurchased	(164,155,718)	(1,041,113,616)	(511,770,658)	(94,068,084)	(372,675,931)	(571,302,183)

Net increase (decrease) in net assets resulting from shares transactions	(19,472,115)	3,711,713	(10,755,569)	62,107,449	701,297	(25,496,889)

Increase (Decrease) in Net Assets	(48,630,520)	130,790,173	445,370,996	37,617,642	51,885,590	110,843,498

Net Assets:
Beginning of period	2,345,746,650	2,214,956,477	1,769,585,481	882,392,290	830,506,700	719,663,202

End of period	$2,297,116,130	$2,345,746,650	$2,214,956,477	$920,009,932	$882,392,290	$830,506,700

Changes in Shares Outstanding:
Shares sold	1,250,000	9,950,000	5,750,000	2,300,000	5,700,000	9,350,000
Shares repurchased	(1,450,000)	(9,850,000)	(5,900,000)	(1,400,000)	(5,700,000)	(9,800,000)
Shares outstanding, beginning of period	21,500,299	21,400,299	21,550,299	13,302,836	13,302,836	13,752,836

Shares outstanding, end of period	21,300,299	21,500,299	21,400,299	14,202,836	13,302,836	13,302,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Top 50 ETF (XLG)			Invesco S&P MidCap 400® Pure Growth ETF (RFG)			Invesco S&P MidCap 400® Pure Value ETF (RFV)
Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017

$6,581,907	$6,512,498	$12,772,295	$2,586,313	$859,901	$3,616,681	$566,125	$818,825	$2,066,448
19,133,262	19,258,602	18,737,200	24,590,078	56,197,782	35,666,592	(2,494,648)	10,884,099	32,729,206
10,013,921	(5,269,131)	107,309,944	(54,040,659)	(36,008,957)	88,865,358	2,139,254	(9,879,123)	(1,639,552)

35,729,090	20,501,969	138,819,439	(26,864,268)	21,048,726	128,148,631	210,731	1,823,801	33,156,102

(6,623,752)	(6,688,046)	(12,471,172)	(2,586,625)	(1,653,088)	(3,297,427)	(642,613)	(873,890)	(1,979,370)

121,705,386	29,024,718	41,498,147	72,803,948	168,230,814	207,728,198	7,160,642	50,825,161	116,728,819
(59,629,292)	(46,058,616)	(58,937,433)	(88,174,740)	(177,384,374)	(266,029,211)	(7,094,087)	(57,900,402)	(205,643,868)

62,076,094	(17,033,898)	(17,439,286)	(15,370,792)	(9,153,560)	(58,301,013)	66,555	(7,075,241)	(88,915,049)

91,181,432	(3,219,975)	108,908,981	(44,821,685)	10,242,078	66,550,191	(365,327)	(6,125,330)	(57,738,317)

683,491,143	686,711,118	577,802,137	595,411,964	585,169,886	518,619,695	101,889,734	108,015,064	165,753,381

$774,672,575	$683,491,143	$686,711,118	$550,590,279	$595,411,964	$585,169,886	$101,524,407	$101,889,734	$108,015,064

600,000	150,000	250,000	450,000	1,100,000	1,550,000	100,000	750,000	1,850,000
(300,000)	(250,000)	(350,000)	(550,000)	(1,150,000)	(2,000,000)	(100,000)	(850,000)	(3,300,000)
3,650,785	3,750,785	3,850,785	3,850,021	3,900,021	4,350,021	1,550,499	1,650,499	3,100,499

3,950,785	3,650,785	3,750,785	3,750,021	3,850,021	3,900,021	1,550,499	1,550,499	1,650,499

25

Statements of Changes in Net Assets (continued)

For the periods May 1, 2018 through October 31, 2018 and November 1, 2017 through April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)			Invesco S&P SmallCap 600® Pure Value ETF (RZV)
	Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended October 31, 2018	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$292,311	$780,509	$849,033	$1,421,388	$1,157,018	$2,039,640
Net realized gain (loss)	19,875,180	13,524,865	18,296,851	(6,323,225)	22,889,624	24,663,508
Net change in unrealized appreciation (depreciation)	(16,076,050)	(6,428,921)	33,649,878	26,405	(20,216,552)	795,078

Net increase (decrease) in net assets resulting from operations	4,091,441	7,876,453	52,795,762	(4,875,432)	3,830,090	27,498,226

Distributions to Shareholders from:
Distributable earnings	(334,932)	(831,382)	(850,483)	(1,600,424)	(1,184,577)	(1,947,059)

Shareholder Transactions:
Proceeds from shares sold	103,938,139	68,655,989	135,684,810	27,599,792	60,654,896	239,701,459
Value of shares repurchased	(75,666,752)	(51,425,729)	(101,636,207)	(22,401,846)	(135,470,342)	(222,122,975)

Net increase (decrease) in net assets resulting from shares transactions	28,271,387	17,230,260	34,048,603	5,197,946	(74,815,446)	17,578,484

Increase (Decrease) in Net Assets	32,027,896	24,275,331	85,993,882	(1,277,910)	(72,169,933)	43,129,651

Net Assets:
Beginning of period	263,179,025	238,903,694	152,909,812	164,624,659	236,794,592	193,664,941

End of period	$295,206,921	$263,179,025	$238,903,694	$163,346,749	$164,624,659	$236,794,592

Changes in Shares Outstanding:
Shares sold	800,000	600,000	1,350,000	350,000	850,000	3,300,000
Shares repurchased	(600,000)	(450,000)	(1,050,000)	(300,000)	(1,900,000)	(3,150,000)
Shares outstanding, beginning of period	2,300,004	2,150,004	1,850,004	2,300,040	3,350,040	3,200,040

Shares outstanding, end of period	2,500,004	2,300,004	2,150,004	2,350,040	2,300,040	3,350,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights

Invesco S&P 500® Pure Growth ETF (RPG)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$109.10		$103.50		$82.11	$82.93	$78.96	$66.12	$47.80
Net investment income(a)	0.19		0.25		0.47	0.59	0.52	0.55	0.44
Net realized and unrealized gain (loss)	(1.23)		5.55		21.52	(0.95)	3.93	12.81	18.33
Total from investment operations	(1.04)		5.80		21.99	(0.36)	4.45	13.36	18.77
Distributions to shareholders from:
Net investment income	(0.22)		(0.20)		(0.60)	(0.46)	(0.48)	(0.52)	(0.42)
Return of capital	—		—		—	—	—	—	(0.03)
Total distributions	(0.22)		(0.20)		(0.60)	(0.46)	(0.48)	(0.52)	(0.45)
Net asset value at end of period	$107.84		$109.10		$103.50	$82.11	$82.93	$78.96	$66.12
Market price at end of period(b)	$107.94		$109.20
Net Asset Value Total Return(c)	(0.98)%		5.61%		26.87%	(0.42)%	5.65%	20.24%	39.45%
Market Price Total Return(c)	(0.98)%		5.71%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,297,116		$2,345,747		$2,214,956	$1,769,585	$2,338,586	$1,792,516	$760,397
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.33	%(d)	0.47	%(d)	0.52%	0.74%	0.64%	0.74%	0.76%
Portfolio turnover rate(e)	9%		52%		58%	67%	62%	46%	44%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Pure Value ETF (RPV)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$66.33		$62.43		$52.33	$51.45	$54.14	$46.51	$32.26
Net investment income(a)	0.71		0.63		1.11	1.17	1.12	0.90	0.67
Net realized and unrealized gain (loss)	(1.56)		3.84		10.05	0.81	(2.70)	7.50	14.18
Total from investment operations	(0.85)		4.47		11.16	1.98	(1.58)	8.40	14.85
Distributions to shareholders from:
Net investment income	(0.70)		(0.57)		(1.06)	(1.10)	(1.11)	(0.77)	(0.60)
Net asset value at end of period	$64.78		$66.33		$62.43	$52.33	$51.45	$54.14	$46.51
Market price at end of period(b)	$64.80		$66.38
Net Asset Value Total Return(c)	(1.35)%		7.17%		21.44%	3.94%	(2.94)%	18.13%	46.39%
Market Price Total Return(c)	(1.39)%		7.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$920,010		$882,392		$830,507	$719,663	$813,029	$1,275,062	$374,565
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.09	%(d)	1.94	%(d)	1.89%	2.32%	2.09%	1.74%	1.65%
Portfolio turnover rate(e)	5%		35%		46%	44%	54%	25%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Financial Highlights (continued)

Invesco S&P 500® Top 50 ETF (XLG)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$187.22		$183.08		$150.05	$145.93	$140.87	$123.06	$104.06
Net investment income(a)	1.79		1.71		3.35	3.12	3.00	2.74	2.56
Net realized and unrealized gain	8.87		4.18		32.95	4.09	5.09	17.82	19.05
Total from investment operations	10.66		5.89		36.30	7.21	8.09	20.56	21.61
Distributions to shareholders from:
Net investment income	(1.80)		(1.75)		(3.27)	(3.09)	(3.03)	(2.75)	(2.61)
Net asset value at end of period	$196.08		$187.22		$183.08	$150.05	$145.93	$140.87	$123.06
Market price at end of period(b)	$196.24		$187.43
Net Asset Value Total Return(c)	5.65%		3.20%		24.40%	4.99%	5.87%	16.86%	21.07%
Market Price Total Return(c)	5.62%		3.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$774,673		$683,491		$686,711	$577,802	$496,264	$598,797	$523,123
Ratio to average net assets of:
Expenses	0.20	%(d)	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.78	%(d)	1.81	%(d)	2.00%	2.13%	2.11%	2.08%	2.28%
Portfolio turnover rate(e)	7%		1%		4%	7%	8%	6%	8%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P MidCap 400® Pure Growth ETF (RFG)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$154.65		$150.04		$119.22	$128.31	$123.30	$115.31	$88.25
Net investment income(a)	0.68		0.22		0.90	0.59	0.70	0.75	1.02
Net realized and unrealized gain (loss)	(7.83)		4.77		30.73	(9.10)	5.10	7.93	27.10
Total from investment operations	(7.15)		4.99		31.63	(8.51)	5.80	8.68	28.12
Distributions to shareholders from:
Net investment income	(0.68)		(0.38)		(0.81)	(0.58)	(0.71)	(0.69)	(1.06)
Return of capital	—		—		—	—	(0.08)	—	—
Total distributions	(0.68)		(0.38)		(0.81)	(0.58)	(0.79)	(0.69)	(1.06)
Net asset value at end of period	$146.82		$154.65		$150.04	$119.22	$128.31	$123.30	$115.31
Market price at end of period(b)	$146.79		$154.80
Net Asset Value Total Return(c)	(4.67)%		3.32%		26.59%	(6.65)%	4.71%	7.53%	32.07%
Market Price Total Return(c)	(4.78)%		3.45%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$550,590		$595,412		$585,170	$518,620	$769,872	$745,942	$737,971
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.83	%(d)	0.29	%(d)	0.66%	0.48%	0.54%	0.62%	1.01%
Portfolio turnover rate(e)	16%		70%		81%	78%	102%	75%	72%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights (continued)

Invesco S&P MidCap 400® Pure Value ETF (RFV)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$65.71		$65.44		$53.46	$50.79	$52.71	$48.42	$35.00
Net investment income(a)	0.36		0.49		0.75	0.69	0.86	0.71	0.52
Net realized and unrealized gain (loss)	(0.19)		0.21		12.01	2.65	(1.96)	4.18	13.46
Total from investment operations	0.17		0.70		12.76	3.34	(1.10)	4.89	13.98
Distributions to shareholders from:
Net investment income	(0.40)		(0.43)		(0.78)	(0.67)	(0.82)	(0.60)	(0.56)
Net asset value at end of period	$65.48		$65.71		$65.44	$53.46	$50.79	$52.71	$48.42
Market price at end of period(b)	$65.49		$65.78
Net Asset Value Total Return(c)	0.20%		1.05%		23.93%	6.65%	(2.12)%	10.14%	40.27%
Market Price Total Return(c)	0.11%		1.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$101,524		$101,890		$108,015	$165,753	$104,142	$118,631	$77,503
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.02	%(d)	1.47	%(d)	1.21%	1.36%	1.62%	1.38%	1.22%
Portfolio turnover rate(e)	9%		44%		76%	47%	59%	40%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015		2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$114.43		$111.12		$82.65	$85.26	$80.56		$74.23	$54.34
Net investment income(a)	0.12		0.36		0.46	0.79	0.47		0.31	0.59
Net realized and unrealized gain (loss)	3.66		3.33		28.43	(2.69)	4.70		6.33	19.87
Total from investment operations	3.78		3.69		28.89	(1.90)	5.17		6.64	20.46
Distributions to shareholders from:
Net investment income	(0.13)		(0.38)		(0.42)	(0.71)	(0.47)		(0.31)	(0.54)
Return of capital	—		—		—	—	(—	)(b)	—	(0.03)
Total distributions	(0.13)		(0.38)		(0.42)	(0.71)	(0.47)		(0.31)	(0.57)
Net asset value at end of period	$118.08		$114.43		$111.12	$82.65	$85.26		$80.56	$74.23
Market price at end of period(c)	$118.28		$114.61
Net Asset Value Total Return(d)	3.28%		3.32%		35.01%	(2.20)%	6.42%		8.96%	37.94%
Market Price Total Return(d)	3.29%		3.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$295,207		$263,179		$238,904	$152,910	$225,933		$104,723	$107,630
Ratio to average net assets of:
Expenses	0.35	%(e)	0.35	%(e)	0.35%	0.35%	0.35%		0.35%	0.35%
Net investment income	0.18	%(e)	0.64	%(e)	0.45%	0.97%	0.55%		0.39%	0.94%
Portfolio turnover rate(f)	7%		56%		70%	92%	62%		78%	73%

(a)	Based on average shares outstanding.
(b)	Less than $0.01 per share.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

Invesco S&P SmallCap 600® Pure Value ETF (RZV)

	Six Months Ended October 31, 2018 (Unaudited)		Six Months Ended April 30, 2018		Year Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$71.57		$70.68		$60.52	$57.76	$62.54	$57.37	$40.04
Net investment income(a)	0.59		0.46		0.62	0.47	0.71	0.44	0.56
Net realized and unrealized gain (loss)	(2.01)		0.86		10.18	2.69	(4.79)	5.14	17.40
Total from investment operations	(1.42)		1.32		10.80	3.16	(4.08)	5.58	17.96
Distributions to shareholders from:
Net investment income	(0.64)		(0.43)		(0.64)	(0.40)	(0.70)	(0.41)	(0.63)
Net asset value at end of period	$69.51		$71.57		$70.68	$60.52	$57.76	$62.54	$57.37
Market price at end of period(b)	$69.45		$71.64
Net Asset Value Total Return(c)	(2.08)%		1.87%		17.88%	5.50%	(6.60)%	9.73%	45.20%
Market Price Total Return(c)	(2.26)%		1.76%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$163,347		$164,625		$236,795	$193,665	$150,190	$171,990	$123,350
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.54	%(d)	1.28	%(d)	0.91%	0.83%	1.15%	0.73%	1.14%
Portfolio turnover rate(e)	13%		48%		68%	51%	52%	51%	43%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2018

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust (the “Trust”), formerly PowerShares Exchange-Traded Fund Trust, was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco S&P 500® Pure Growth ETF	“S&P 500® Pure Growth ETF”
Invesco S&P 500® Pure Value ETF	“S&P 500® Pure Value ETF”
Invesco S&P 500® Top 50 ETF	“S&P 500® Top 50 ETF”
Invesco S&P MidCap 400® Pure Growth ETF	“S&P MidCap 400® Pure Growth ETF”
Invesco S&P MidCap 400® Pure Value ETF	“S&P MidCap 400® Pure Value ETF”
Invesco S&P SmallCap 600® Pure Growth ETF	“S&P SmallCap 600® Pure Growth ETF”
Invesco S&P SmallCap 600® Pure Value ETF	“S&P SmallCap 600® Pure Value ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s shares are listed and traded on NYSE Arca, Inc.

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the daily performance of its respective index listed below (each, an Underlying Index):

Fund	Underlying Index
S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index
S&P 500® Pure Value ETF	S&P 500® Pure Value Index
S&P 500® Top 50 ETF	S&P 500® Top 50 Index
S&P MidCap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index
S&P MidCap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final

31

settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser’’), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are

32

unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Industry Concentration Risk. Each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, each Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing each Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase each Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on each Fund’s performance.

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Mid-Capitalization Company Risk. For S&P MidCap 400® Pure Growth ETF and S&P MidCap 400® Pure Value ETF, investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often mid-capitalization companies and the industries in which they focus are still evolving, and, as a result, they may be more sensitive to changing market conditions.

Small- and Mid-Capitalization Company Risk. For S&P SmallCap 600® Pure Growth ETF and S&P SmallCap 600® Pure Value ETF, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenue and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

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D. Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

E. Investment Transactions and Investment Income

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

G. Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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H. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

I. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J. Securities Lending

During the period ended October 31, 2018, S&P 500® Pure Growth ETF, S&P 500® Pure Value ETF, S&P MidCap 400® Pure Value ETF, S&P SmallCap 600® Pure Growth ETF and S&P SmallCap 600® Pure Value ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the fiscal years ended April 30, 2018 and October 31, 2017, distributions from distributable earnings consisted of distributions from net investment income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets as follows:

Fund	Unitary Management Fees (as a % of Net Assets)
S&P 500® Pure Growth ETF	0.35%
S&P 500® Pure Value ETF	0.35%
S&P 500® Top 50 ETF	0.20%
S&P MidCap 400® Pure Growth ETF	0.35%
S&P MidCap 400® Pure Value ETF	0.35%
S&P SmallCap 600® Pure Growth ETF	0.35%
S&P SmallCap 600® Pure Value ETF	0.35%

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Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expense of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes and litigation expenses, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding a percentage of the Fund’s average daily net assets per year (the “Expense Cap’’) through at least April 6, 2020, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The limits are listed below:

Fund	Expense Cap	Contract End Date
S&P 500® Pure Growth ETF	0.35%	04/06/20
S&P 500® Pure Value ETF	0.35%	04/06/20
S&P 500® Top 50 ETF	0.20%	04/06/20
S&P MidCap 400® Pure Growth ETF	0.35%	04/06/20
S&P MidCap 400® Pure Value ETF	0.35%	04/06/20
S&P SmallCap 600® Pure Growth ETF	0.35%	04/06/20
S&P SmallCap 600® Pure Value ETF	0.35%	04/06/20

Additionally, through at least August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investment in money market funds managed by that affiliate (excluding investment of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended October 31, 2018, the Adviser waived fees for each Fund in the following amounts:

S&P 500® Pure Growth ETF	$298
S&P 500® Pure Value ETF	1,159
S&P 500® Top 50 ETF	282
S&P MidCap 400® Pure Growth ETF	295
S&P MidCap 400® Pure Value ETF	61
S&P SmallCap 600® Pure Growth ETF	2
S&P SmallCap 600® Pure Value ETF	193

The Trust has entered in a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2018.

S&P 500® Pure Value ETF

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco Ltd.	$2,388,779	$439,976	$(138,789)	$(609,643)	$(17,200)	$2,063,123	$50,493

36

S&P SmallCap 600® Pure Value ETF

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$682,894	$146,115	$(107,364)	$(45,701)	$(6,950)	$668,994	$37,373

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$163,418,436	$—	$21,436	$163,439,872
Money Market Fund	2,181,097	—	—	2,181,097

Total Investments	$165,599,533	$—	$21,436	$165,620,969

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

37

The Funds had capital loss carryforwards as of April 30, 2018, which expire as follows:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
S&P 500® Pure Growth ETF	$—	$151,781,634	$67,524,086	$219,305,720
S&P 500® Pure Value ETF	—	52,906,878	105,180,304	158,087,182
S&P 500® Top 50 ETF	3,619,667	3,451,938	6,700,291	13,771,896
S&P MidCap 400® Pure Growth ETF	—	57,272,703	14,450,785	71,723,488
S&P MidCap 400® Pure Value ETF	—	15,287,547	10,001,804	25,289,351
S&P SmallCap 600® Pure Growth ETF	—	32,640,099	3,984,065	36,624,164
S&P SmallCap 600® Pure Value ETF	—	32,591,913	26,373,771	58,965,684

*

Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended October 31, 2018, the cost of securities purchased and proceeds from sales of securities, (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any), were as follows:

	Purchases	Sales
S&P 500® Pure Growth ETF	$224,232,751	$222,053,182
S&P 500® Pure Value ETF	46,321,530	44,809,429
S&P 500® Top 50 ETF	50,164,414	53,043,223
S&P MidCap 400® Pure Growth ETF	98,510,906	103,594,188
S&P MidCap 400® Pure Value ETF	10,047,275	11,552,859
S&P SmallCap 600® Pure Growth ETF	21,200,972	28,547,392
S&P SmallCap 600® Pure Value ETF	22,516,058	23,903,233

For the six-month period ended October 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
S&P 500® Pure Growth ETF	$144,613,220	$147,611,072
S&P 500® Pure Value ETF	155,954,325	95,980,621
S&P 500® Top 50 ETF	121,654,047	56,737,431
S&P MidCap 400® Pure Growth ETF	72,788,030	83,073,577
S&P MidCap 400® Pure Value ETF	7,157,841	5,727,380
S&P SmallCap 600® Pure Growth ETF	103,969,802	68,465,568
S&P SmallCap 600® Pure Value ETF	27,540,354	20,853,978

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2018, the aggregate cost of investment, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
S&P 500® Pure Growth ETF	$455,817,320	$(121,935,375)	$333,881,945	$1,972,616,780
S&P 500® Pure Value ETF	60,815,530	(69,762,188)	(8,946,658)	928,144,123
S&P 500® Top 50 ETF	214,448,526	(37,207,659)	177,240,867	597,307,649
S&P MidCap 400® Pure Growth ETF	66,334,916	(77,845,817)	(11,510,901)	562,201,365
S&P MidCap 400® Pure Value ETF	9,213,218	(9,671,695)	(458,477)	103,607,963
S&P SmallCap 600® Pure Growth ETF	39,898,176	(30,643,749)	9,254,427	293,026,886
S&P SmallCap 600® Pure Value ETF	12,738,884	(25,736,484)	(12,997,600)	178,618,569

38

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ Fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

39

Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2018.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 500® Pure Growth ETF (RPG)
Actual	$1,000.00	$990.19	0.35%	$1.76
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
Invesco S&P 500® Pure Value ETF (RPV)
Actual	1,000.00	986.53	0.35	1.75
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
Invesco S&P 500® Top 50 ETF (XLG)
Actual	1,000.00	1,056.48	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
Actual	1,000.00	953.30	0.35	1.72
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
Invesco S&P MidCap 400® Pure Value ETF (RFV)
Actual	1,000.00	1,002.04	0.35	1.77
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
Actual	1,000.00	1,032.85	0.35	1.79
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
Actual	1,000.00	979.19	0.35	1.75
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365. Expense ratios for the most recent six-month period may differ from expense ratios based on the annualized data in the Financial Highlights.

40

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-TRST1-SAR-3	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee of the Board (the “Audit Committee”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Registrant is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Registrant as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the “Invesco Fund Complex”). PwC informed the Audit Committee it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On May 2, 2018, the SEC proposed amendments to the Loan Rule that, if adopted as proposed, would address many of the issues that led to the issuance of the no-action letter.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Registrant within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications , PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Registrant’s registered public accounting firm. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Registrant intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Registrant may need to take other action in order for the Registrant’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Registrant to issue new shares or have other material adverse effects on the Registrant. The SEC no-action relief was initially set to expire 18 months from issuance, but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified two matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC manager and a PwC Senior Manager each held financial interests in investment companies within the Invesco Fund complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a.3d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust

By: /s/ Daniel E. Draper

Name: Daniel E. Draper
Title: President

Date: January 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daniel E. Draper

Name: Daniel E. Draper
Title: President

Date: January 4, 2019

By: /s/ Kelli Gallegos

Name: Kelli Gallegos
Title: Treasurer

Date: January 4, 2019